    As filed with the Securities and Exchange Commission on April 15, 2015


                                                   REGISTRATION NOS. 333-176654

                                                                      811-04001

                                 UNITED STATES

                      SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D.C. 20549


                                   FORM N-4



            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933



                        PRE-EFFECTIVE AMENDMENT NO.                         [ ]
                        POST-EFFECTIVE AMENDMENT NO. 17                     [X]



                                    AND/OR

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                               AMENDMENT NO. 225                            [X]


                     METROPOLITAN LIFE SEPARATE ACCOUNT E

                          (EXACT NAME OF REGISTRANT)


                      METROPOLITAN LIFE INSURANCE COMPANY


                              (NAME OF DEPOSITOR)



                   200 PARK AVENUE, NEW YORK, NEW YORK 10166

        (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)



       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 578-9500


                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                             RICARDO A. ANZALDUA,

                 EXECUTIVE VICE-PRESIDENT AND GENERAL COUNSEL

                      METROPOLITAN LIFE INSURANCE COMPANY

                                200 PARK AVENUE

                           NEW YORK, NEW YORK 10166



                                  COPIES TO:

                             DIANE E. AMBLER, ESQ.

                                 K&L GATES LLP

                               1601 K STREET, NW

                           WASHINGTON, DC 20006-1600

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: On May 1, 2015 or as soon thereafter as practicable.


IT IS PROPOSED THAT THE FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX):



[]  immediately upon filing pursuant to paragraph (b) of Rule 485



[X]  on May 1, 2015 pursuant to paragraph (b) of Rule 485



[] 60 days after filing pursuant to paragraph (a) (1) of Rule 485


[]  on (date) pursuant to paragraph (a) (1) of Rule 485



If appropriate, check the following box:


[] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered: Interest in a separate account under individual flexible premium deferred variable annuity contracts.

PREFERENCE PREMIER(R) VARIABLE ANNUITY CONTRACTS
ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY
(OFFERED ON AND AFTER OCTOBER 7, 2011)
This Prospectus describes individual Preference Premier(R) contracts for deferred variable annuities ("Contracts").

--------------------------------------------------------------------------------

   You decide how to allocate your money among the various available investment choices. The investment choices available to You are listed in your Contract. Your choices may include the Fixed Account (not offered or described in this Prospectus) and Investment Divisions available through Metropolitan Life Separate Account E which, in turn, invest in the following corresponding portfolios of the Metropolitan Series Fund ("Metropolitan Fund"), portfolios of the Met Investors Series Trust ("Met Investors Fund") and funds of the American Funds Insurance Series(R) ("American Funds(R)"). For convenience, the portfolios and the funds are referred to as "Portfolios" in this Prospectus.

                                     MET INVESTORS FUND
AB GLOBAL DYNAMIC ALLOCATION*                       MET/FRANKLIN LOW DURATION TOTAL RETURN
ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS*  MET/TEMPLETON INTERNATIONAL BOND#
AMERICAN FUNDS(R) BALANCED ALLOCATION+              METLIFE ASSET ALLOCATION 100
AMERICAN FUNDS(R) GROWTH ALLOCATION                 METLIFE BALANCED PLUS*
AMERICAN FUNDS(R) GROWTH                            METLIFE MULTI-INDEX TARGETED RISK*
AMERICAN FUNDS(R) MODERATE ALLOCATION+              MFS(R) EMERGING MARKETS EQUITY
AQR GLOBAL RISK BALANCED*                           MFS(R) RESEARCH INTERNATIONAL
BLACKROCK GLOBAL TACTICAL STRATEGIES*               MORGAN STANLEY MID CAP GROWTH
CLARION GLOBAL REAL ESTATE                          OPPENHEIMER GLOBAL EQUITY
CLEARBRIDGE AGGRESSIVE GROWTH                       PANAGORA GLOBAL DIVERSIFIED RISK*
HARRIS OAKMARK INTERNATIONAL                        PIMCO INFLATION PROTECTED BOND
INVESCO BALANCED-RISK ALLOCATION*                   PIMCO TOTAL RETURN
INVESCO MID CAP VALUE                               PIONEER STRATEGIC INCOME
INVESCO SMALL CAP GROWTH                            PYRAMIS(R) GOVERNMENT INCOME*
JPMORGAN CORE BOND                                  PYRAMIS(R) MANAGED RISK*
JPMORGAN GLOBAL ACTIVE ALLOCATION*                  SCHRODERS GLOBAL MULTI-ASSET*
JPMORGAN SMALL CAP VALUE                            SSGA GROWTH AND INCOME ETF
LOOMIS SAYLES GLOBAL MARKETS                        SSGA GROWTH ETF
LORD ABBETT BOND DEBENTURE                          T. ROWE PRICE MID CAP GROWTH
MET/EATON VANCE FLOATING RATE                       WMC LARGE CAP RESEARCH
                                     METROPOLITAN FUND
BAILLIE GIFFORD INTERNATIONAL STOCK                 METLIFE ASSET ALLOCATION 80
BARCLAYS AGGREGATE BOND INDEX*                      METLIFE MID CAP STOCK INDEX
BLACKROCK BOND INCOME                               METLIFE STOCK INDEX
BLACKROCK CAPITAL APPRECIATION                      MFS(R) TOTAL RETURN
BLACKROCK LARGE CAP VALUE                           MFS(R) VALUE
BLACKROCK MONEY MARKET                              MSCI EAFE(R) INDEX
FRONTIER MID CAP GROWTH                             NEUBERGER BERMAN GENESIS
JENNISON GROWTH                                     RUSSELL 2000(R) INDEX
LOOMIS SAYLES SMALL CAP CORE                        T. ROWE PRICE LARGE CAP GROWTH
MET/ARTISAN MID CAP VALUE                           T. ROWE PRICE SMALL CAP GROWTH
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY         VAN ECK GLOBAL NATURAL RESOURCES#
METLIFE ASSET ALLOCATION 20+                        WESTERN ASSET MANAGEMENT U.S. GOVERNMENT
METLIFE ASSET ALLOCATION 40+                        WMC CORE EQUITY OPPORTUNITIES
METLIFE ASSET ALLOCATION 60+
                                     AMERICAN FUNDS(R)
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION          AMERICAN FUNDS GROWTH-INCOME


*If You elect a GMIB Max, GMIB Max and EDB Max or GWB v1, You must allocate all of Your purchase payments and Account Value among these Portfolios. (See "Your Investment Choices--Investment Allocation Restrictions For Certain Optional Benefits.") If you elect the GLWB, You must allocate at least 80% of Your purchase payments and Account Value among these Portfolios. (See "Your Investment Choices--Investment Allocation Restrictions For Certain Optional Benefits."). These Portfolios are also available for investment if You do not elect the GLWB, GMIB Max, EDB Max or GWB v1.
+If You elect the GLWB, You are permitted to allocate up to 20% of Your purchase payments and Account Value among these Portfolios. (See "Your Investment Choices--Investment Allocation Restrictions For Certain Optional Benefits.") These Portfolios are also available for investment if You do not elect GLWB.
#These Portfolios are only available for investment if certain optional benefits are elected. (See "Your Investment Choices--Investment Allocation Restrictions For Certain Options Benefits--Investment Allocation and Other Purchase Payment Restrictions for the GMIB Plus IV, the EDB III, the GMIB Plus III and the EDB II.")

HOW TO LEARN MORE:

Before investing, read this Prospectus. The Prospectus contains information about the Contracts and Metropolitan Life Separate Account E which You should know before investing. Keep this Prospectus for future reference. For more information, request a copy of the Statement of Additional Information ("SAI"), dated May 1, 2015. The SAI is considered part of this Prospectus as though it were included in the Prospectus. The Table of Contents of the SAI appears on page 137 of this Prospectus. To view and download the SAI, please visit our website www.metlife.com. To request a free copy of the SAI or to ask questions, write or call:


Metropolitan Life Insurance Company
Attn: Fulfillment Unit - Preference Premier
PO Box 10342
Des Moines, IA 50306-0342
(800) 638-7732


                                [GRAPHIC]


 CONTRACTS
 AVAILABLE:

   .  Non-Qualified
   .  Traditional IRA
   .  Roth IRA

 CLASSES AVAILABLE
 FOR EACH CONTRACT
   .  B
   .  B Plus
   .  C
   .  L
   .  R

 A WORD ABOUT INVESTMENT RISK:

 An investment in any of these variable annuities involves investment risk. You could lose money You invest. Money invested is NOT:

 .  a bank deposit or obligation;

 .  federally insured or guaranteed; or

 .  endorsed by any bank or other financial institution.

Each class of the Contracts has its own Separate Account charge and Withdrawal Charge schedule. Each provides the opportunity to invest for retirement. The expenses for a B Plus Class Contract may be higher than similar contracts without a bonus. The purchase payment credits may be more than offset by the higher expenses for the B Plus Class.

The Securities and Exchange Commission has a Web site (http://www.sec.gov) which You may visit to view this Prospectus, SAI and other information. The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation otherwise is a criminal offense.


You should read carefully the current Metropolitan Fund, Met Investors Fund and American Funds(R) prospectuses before purchasing a Contract. Copies of these prospectuses will accompany or precede the delivery of your Contract, unless You elect to register for METLIFE EDELIVERY(R), in which case they will be delivered electronically to You. You can also obtain copies of the prospectuses for the Portfolios by calling us or writing to us at the phone number or address below.


Metropolitan Life Insurance Company
Attn: Fulfillment Unit - Preference Premier
P O Box 10342
Des Moines, IA 50306-0342

800-638-7732

ELECTRONIC DELIVERY. You may elect to register for ESERVICE/SM/, which will allow You to do the following:

  .   view a consolidated account summary of your available products,

  .   track the performance of your investments,

  . perform select transactions such as funding option transfers and address changes, and

  . receive electronic delivery of Contract and Portfolio prospectuses, and annual and semi-annual reports for the Portfolios, and other related documents through METLIFE EDELIVERY(R).

For more information and/or to enroll, please log on to HTTPS://ESERVICE.METLIFE.COM.

                               TABLE OF CONTENTS


Important Terms You Should Know.........................................................................  5
Table of Expenses.......................................................................................  8
Accumulation Unit Values For Each Investment Division................................................... 22
MetLife................................................................................................. 23
Metropolitan Life Separate Account E.................................................................... 23
Variable Annuities...................................................................................... 24
    Replacement of Annuity Contracts.................................................................... 24
    The Contract........................................................................................ 25
Classes of the Contract................................................................................. 27
Your Investment Choices................................................................................. 30
    Investment Allocation Restrictions For Certain Optional Benefits.................................... 35
The Annuity Contract.................................................................................... 46
    Optional Automated Investment Strategies............................................................ 48
    Purchase Payments................................................................................... 50
        Allocation of Purchase Payments................................................................. 52
        Debit Authorizations............................................................................ 52
    The Value of Your Investment........................................................................ 52
    Transfer Privilege.................................................................................. 53
    Restrictions on Transfers........................................................................... 54
    Access to Your Money................................................................................ 56
        Systematic Withdrawal Program................................................................... 56
    Charges............................................................................................. 57
    Separate Account Charge............................................................................. 57
        Investment-Related Charge....................................................................... 58
    Annual Contract Fee................................................................................. 58
        Optional Enhanced Death Benefits................................................................ 58
        Optional Guaranteed Minimum Income Benefits..................................................... 59
        Optional Guaranteed Withdrawal Benefits......................................................... 59
        Optional Guaranteed Lifetime Withdrawal Benefits................................................ 60
        Optional Guaranteed Lifetime Withdrawal Benefits--Death Benefit (the "GLWB Death Benefit")...... 60
    Premium and Other Taxes............................................................................. 61
    Withdrawal Charges.................................................................................. 61
        When No Withdrawal Charge Applies............................................................... 62
    Free Look........................................................................................... 64
    Death Benefit--Generally............................................................................ 64
        Standard Death Benefit.......................................................................... 67
    Optional Death Benefits............................................................................. 69
        Annual Step-Up Death Benefit.................................................................... 69
        Enhanced Death Benefits......................................................................... 70
        Guaranteed Lifetime Withdrawal Benefit--Death Benefit (the "GLWB Death Benefit")................ 78
        Earnings Preservation Benefit................................................................... 78
    Living Benefits..................................................................................... 80
        Guaranteed Income Benefits...................................................................... 80

        Guaranteed Withdrawal Benefit.........................................................  80
        Guaranteed Lifetime Withdrawal Benefit................................................ 103
        Guaranteed Lifetime Withdrawal Benefit--Death Benefit (the "GLWB Death Benefit")...... 111
    Pay-Out Options (or Income Options)....................................................... 115
        Income Payment Types.................................................................. 116
        Allocation............................................................................ 117
        Minimum Size of Your Income Payment................................................... 117
        The Value of Your Income Payments..................................................... 117
        Reallocation Privilege................................................................ 118
        Charges............................................................................... 119
General Information........................................................................... 120
    Administration............................................................................ 120
        Purchase Payments..................................................................... 120
        Confirming Transactions............................................................... 120
        Processing Transactions............................................................... 121
           By Telephone or Internet........................................................... 121
           Telephone and Computer Systems..................................................... 122
           After Your Death................................................................... 122
           Misstatement....................................................................... 122
           Third Party Requests............................................................... 123
           Valuation--Suspension of Payments.................................................. 123
           Cybersecurity Risk................................................................. 123
    Advertising Performance................................................................... 124
    Changes to Your Contract.................................................................. 125
    Voting Rights............................................................................. 126
    Who Sells the Contracts................................................................... 126
    Financial Statements...................................................................... 128
    When We Can Cancel Your Contract.......................................................... 128
Federal Tax Considerations.................................................................... 129
Legal Proceedings............................................................................. 139
Table of Contents for the Statement of Additional Information................................. 140
Appendix A--Premium Tax Table................................................................. 141
Appendix B--Accumulation Unit Values for Each Investment Division............................. 142
Appendix C--Portfolio Legal and Marketing Names............................................... 158
Appendix D--Enhanced Death Benefit ("EDB") Examples........................................... 159
Appendix E--Guaranteed Minimum Income Benefit ("GMIB") Examples............................... 164
Appendix F--Guaranteed Withdrawal Benefit ("GWB") Examples.................................... 171
Appendix G--Guaranteed Lifetime Withdrawal Benefit ("GLWB") Examples.......................... 174
Appendix H--Guaranteed Lifetime Withdrawal Benefit--Death Benefit ("GLWB Death Benefit")
  Examples.................................................................................... 178
Appendix I--Additional Information Regarding the Portfolios................................... 181


The Contracts are not intended to be offered anywhere that they may not be lawfully offered and sold. MetLife has not authorized any information or representations about the Contracts other than the information in this Prospectus, any supplements to this Prospectus or any supplemental sales material we authorize.

IMPORTANT TERMS YOU SHOULD KNOW

ACCOUNT VALUE

When You purchase a Contract, an account is set up for You. Your Account Value is the total amount of money credited to You under your Contract including money in the Investment Divisions of the Separate Account, the Fixed Account and the Enhanced Dollar Cost Averaging Program.

ACCUMULATION UNIT VALUE

In the Contract, money paid-in or transferred into an Investment Division of the Separate Account is credited to You in the form of accumulation units for each Investment Division. We determine the value of these accumulation units as of the close of the Exchange (see definition below) each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios. In addition to the investment performance of the Portfolio, the deduction of the Separate Account charge also affects an Investment Division's Accumulation Unit Value, as explained under "The Annuity Contract--The Value of Your Investment."

ADMINISTRATIVE OFFICE

Your Administrative Office is the MetLife office that will generally handle the administration of all your requests concerning your Contract. Your Contract will indicate the address of your Administrative Office. We will notify You if there is a change in the address of your Administrative Office. The telephone number to initiate a request is 800-638-7732.

ANNUITANT

The natural person whose life is the measure for determining the duration and the dollar amount of income payments.

ANNUITY UNIT VALUE

With a variable pay-out option, the money paid-in or reallocated into an Investment Division of the Separate Account is held in the form of annuity units. Annuity units are established for each Investment Division. We determine the value of these annuity units as of the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios.

ASSUMED INVESTMENT RETURN (AIR)

Under a variable pay-out option, the AIR is the assumed percentage rate of return used to determine the amount of the first variable income payment. The AIR is also the benchmark that is used to calculate the investment performance of a given Investment Division to determine all subsequent payments to You.

BENEFICIARY

The person or persons who receives a benefit, including continuing payments or a lump sum payment, if the Contract Owner dies.

CONTRACT

A Contract is the legal agreement between You and MetLife. This document contains relevant provisions of your deferred variable annuity. MetLife issues Contracts for each of the annuities described in this Prospectus.

CONTRACT ANNIVERSARY

An anniversary of the date we issue the Contract.

CONTRACT OWNER

The person or entity which has all rights including the right to direct who receives income payments.

CONTRACT YEAR

The Contract Year is the one year period starting on the date we issue the Contract and each Contract Anniversary thereafter.

EXCHANGE

In this Prospectus, the New York Stock Exchange is referred to as the "Exchange."


FREE LOOK

You may cancel your Contract within a certain time period. This is known as a "free look." Not all Contracts issued are subject to free look provisions under state law. We must receive your request to cancel in writing by the appropriate day in your state, which varies from state to state. The time period may also vary depending on your age and whether You purchased your Contract from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund (i) all of your purchase payments (and any interest credited by the Fixed Account, if applicable) or (ii) your Account Value as of the date your refund request is received at your Administrative Office in Good Order (this means you bear the risk of any decline in the value of your Contract due to the performance of the Investment Divisions during the Free Look period).


GOOD ORDER


A request or transaction generally is considered in "Good Order" if it complies with our administrative procedures and the required information is complete and correct. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Division affected by the requested transaction; the signatures of all Contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or joint owner's consents. With respect to purchase payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your registered representative before submitting the form or request.


INVESTMENT DIVISION

Investment divisions are subdivisions of the Separate Account. When You allocate a purchase payment, transfer money or make reallocations of your income payment to an Investment Division, the Investment Division purchases shares of a Portfolio (with the same name) within the Metropolitan Fund, the Met Investors Fund or the American Funds(R).

METLIFE

MetLife is Metropolitan Life Insurance Company which is the company that issues the Contracts. Throughout this Prospectus, MetLife is also referred to as "we," "us" or "our."

SEPARATE ACCOUNT

A separate account is an investment account. All assets contributed to Investment Divisions under the Contracts are pooled in the Separate Account and maintained for the benefit of investors in the Contracts.

VARIABLE ANNUITY

An annuity in which returns/income payments are based upon the performance of investments such as stocks and bonds held by one or more underlying Portfolios. You assume the investment risk for any amounts allocated to the Investment Divisions in a variable annuity.

WITHDRAWAL CHARGE

The Withdrawal Charge is the amount we deduct from your Account Value, if You withdraw money prematurely from the Contract. This charge is often referred to as a deferred sales load or back-end sales load.

YOU


In this Prospectus "You" is the owner of the Contract and can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by MetLife) or, subject to our administrative procedures, a corporation or other legal entity we approve. The Contract is not available to corporations or other legal entities to fund a qualified or non-qualified retirement plan, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. "You" can also be a Beneficiary of a deceased person's Individual Retirement Account Contract or non-qualified Contract who purchases the Contract in his or her capacity as Beneficiary. A Contract generally may have two owners (both of whom must be individuals).

   TABLE OF EXPENSES--PREFERENCE PREMIER

       The following tables describe the expenses You will pay when You buy, hold or withdraw amounts from your Contract. The first table describes charges You will pay at the time You purchase the Contract, make withdrawals from your Contract or make transfers between the Investment Divisions. The tables do not show premium taxes (ranging from 0.5% to 3.5%, which are applicable only in certain jurisdictions -- see Appendix A). There are no fees for the Fixed Account and the Enhanced Dollar Cost Averaging Program.

   Table 1--Contract Owner Transaction Expenses

Sales Charge Imposed on Purchase Payments....                           None
----------------------------------------------------------------------------
Withdrawal Charge (as a percentage of each
  purchase payment) (1)......................                       Up to 8%
----------------------------------------------------------------------------
Transfer Fee (2)............................. Maximum Guaranteed Charge: $25
----------------------------------------------------------------------------
                                                        Current Charge: None
----------------------------------------------------------------------------

     The second set of tables describes the fees and expenses that You will bear periodically during the time You hold the Contract, but does not include fees and expenses for the Portfolios.

   Table 2(a)--Fees Deducted on Each Contract Anniversary

----------------------------------------------------------------------------
Annual Contract Fee (3)................................................. $30
----------------------------------------------------------------------------

   Table 2(b)--Separate Account Charge

     The charges below are assessed as a percentage of your Account Value in the Separate Account. You will pay a Separate Account charge, which includes the Standard Death Benefit. An Optional Annual Step-Up Death Benefit is available for an additional charge. You may also elect the
Optional Earnings Preservation Benefit for an additional charge with or without the Optional Annual Step-Up Death Benefit (4).

-------------------------------------------------------------------------------------------------
Annual Separate Account Charge and Optional Death Benefit Charges (as a percentage of your average Account Value in the Separate Account) for American Funds Growth-Income and American
Funds Global Small Capitalization Divisions (5)
                                                 B CLASS B PLUS CLASS (6) C CLASS L CLASS R CLASS
                                                 ------- ---------------- ------- ------- -------
Separate Account Charge with Standard Death
  Benefit.......................................  1.50%       2.05%        1.90%   1.75%   1.40%
-------------------------------------------------------------------------------------------------
  Optional Annual Step-Up Death Benefit.........  0.20%       0.20%        0.20%   0.20%   0.20%
-------------------------------------------------------------------------------------------------
  Optional Earnings Preservation Benefit........   .25%        .25%         .25%    .25%    .25%
-------------------------------------------------------------------------------------------------
Total Separate Account Annual Charge including
  both Optional Death Benefits (7)..............  1.95%       2.50%        2.35%   2.20%   1.85%
-------------------------------------------------------------------------------------------------

Annual Separate Account Charge and Optional Death Benefit Charges (as a percentage of your average Account Value in the Separate Account) for all Investment Divisions except the American
Funds Growth-Income and American Funds Global Small Capitalization Divisions (5)
                                                 B CLASS B PLUS CLASS (6) C CLASS L CLASS R CLASS
                                                 ------- ---------------- ------- ------- -------
Separate Account Charge with Standard Death
  Benefit.......................................  1.25%       1.80%        1.65%   1.50%   1.15%
-------------------------------------------------------------------------------------------------
  Optional Annual Step-Up Death Benefit.........  0.20%       0.20%        0.20%   0.20%   0.20%
-------------------------------------------------------------------------------------------------
  Optional Earnings Preservation Benefit........   .25%        .25%         .25%    .25%    .25%
-------------------------------------------------------------------------------------------------
Total Separate Account Annual Charge including
  both Optional Death Benefits (7)..............  1.70%       2.25%        2.10%   1.95%   1.60%
-------------------------------------------------------------------------------------------------

   Table 2(c)--Additional Optional Death Benefits (8)
   (as a percentage of the Death Benefit Base) (9)

Enhanced Death Benefit Max V -- maximum charge                              1.50%
----------------------------------------------------------------------------------
Enhanced Death Benefit Max V (issue age 69 or younger) -- current charge    0.60%
----------------------------------------------------------------------------------
Enhanced Death Benefit Max V (issue age 70-72) -- current charge            1.15%
----------------------------------------------------------------------------------

Enhanced Death Benefit Max IV -- maximum charge                             1.50%
----------------------------------------------------------------------------------
Enhanced Death Benefit Max IV (issue age 69 or younger) -- current charge   0.60%
----------------------------------------------------------------------------------
Enhanced Death Benefit Max IV (issue age 70-75) -- current charge           1.15%
----------------------------------------------------------------------------------

Enhanced Death Benefit Max III -- maximum charge                            1.50%
----------------------------------------------------------------------------------
Enhanced Death Benefit Max III (issue age 69 or younger) -- current charge  0.60%
----------------------------------------------------------------------------------
Enhanced Death Benefit Max III (issue age 70-75) -- current charge          1.15%
----------------------------------------------------------------------------------

Enhanced Death Benefit Max II -- maximum charge                             1.50%
----------------------------------------------------------------------------------
Enhanced Death Benefit Max II (issue age 69 or younger) -- current charge   0.60%
----------------------------------------------------------------------------------
Enhanced Death Benefit Max II (issue age 70-75) -- current charge           1.15%
----------------------------------------------------------------------------------

Enhanced Death Benefit III-- maximum charge                                 1.50%
----------------------------------------------------------------------------------
Enhanced Death Benefit III (issue age 69 or younger) -- current charge      0.60%
----------------------------------------------------------------------------------
Enhanced Death Benefit III (issue age 70-75) -- current charge              1.15%
----------------------------------------------------------------------------------

Enhanced Death Benefit II -- maximum charge                                 1.50%
----------------------------------------------------------------------------------
Enhanced Death Benefit II (issue age 69 or younger) -- current charge       0.60%
----------------------------------------------------------------------------------
Enhanced Death Benefit II (issue age 70-75) -- current charge               1.15%
----------------------------------------------------------------------------------

   Guaranteed Lifetime Withdrawal Benefit--Death Benefit (the "GLWB Death Benefit") (10)
   (as a percentage of the GLWB Death Benefit Base) (11)

----------------------------------------------------------------------------------
GLWB Death Benefit -- maximum charge                                        1.20%
----------------------------------------------------------------------------------
GLWB Death Benefit -- current charge                                        0.65%
----------------------------------------------------------------------------------

   Table 2(d)--Additional Optional Living Benefits
   Guaranteed Minimum Income Benefits (12)
   (as a percentage of the Income Base) (13)

----------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit Max V -- maximum charge                   1.50%
----------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit Max V -- current charge                   1.00%
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit Max IV -- maximum charge                  1.50%
----------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit Max IV -- current charge                  1.00%
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit Max III -- maximum charge                 1.50%
----------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit Max III -- current charge                 1.00%
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit Max II -- maximum charge                  1.50%
----------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit Max II -- current charge                  1.00%
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit Plus IV -- maximum charge                 1.50%
----------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit Plus IV -- current charge                 1.00%
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit Plus III -- maximum charge                1.50%
----------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit Plus III -- current charge                1.00%
----------------------------------------------------------------------------------

   Guaranteed Withdrawal Benefit
   (as a percentage of the Total Guaranteed Withdrawal Amount) (14)

----------------------------------------------------------------------------------
Guaranteed Withdrawal Benefit v1 -- maximum charge                          1.80%
----------------------------------------------------------------------------------
Guaranteed Withdrawal Benefit v1 -- current charge                          0.90%
----------------------------------------------------------------------------------

   Guaranteed Lifetime Withdrawal Benefit
   (as a percentage of the Benefit Base) (15)

----------------------------------------------------------------------------------
Guaranteed Lifetime Withdrawal Benefit -- maximum charge                    2.00%
----------------------------------------------------------------------------------
Guaranteed Lifetime Withdrawal Benefit -- current charge                    1.20%
----------------------------------------------------------------------------------

The table below shows the minimum and maximum total operating expenses charged by the Portfolios that You may bear periodically while You hold the Contract. Certain Portfolios may impose a redemption fee in the future. More detail concerning the Portfolio's fees and expenses are contained in their respective prospectuses, which can be found by visiting www.metlife.com; www.sec.gov; or by contacting your registered representative. Please read the prospectuses carefully before making your allocations to the Investment Divisions.

        Table 3--Portfolio Operating Expenses




                                                                                  Minimum Maximum
                                                                                  ------- -------
Total Annual Fund Operating Expenses (expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and
other expenses)                                                                    0.52%   2.84%
-------------------------------------------------------------------------------------------------


       * The minimum Total Annual Portfolio Expenses shown in this table are the expenses of the MetLife Stock Index Portfolio for the year ended December 31, 2014, before any fee waiver or expense reimbursement arrangement. The Net Total Annual Portfolio Expenses of the MetLife Stock Index Portfolio are 0.51%.

       **The maximum Total Annual Portfolio Expenses shown in this table are the expenses of the PanAgora Global Diversified Risk Portfolio for the year ended December 31, 2014, before any fee waiver or expense reimbursement arrangement. The Net Total Annual Portfolio Expenses of the PanAgora Global Diversified Risk Portfolio are 1.32%.

  Notes
/1/ If an amount is determined to include the withdrawal of prior purchase payments, a Withdrawal Charge may apply. The charges on purchase payments for each class is calculated according to the following schedule:

-------------------------------------------------------------------------------------------------------
NUMBER OF COMPLETE YEARS FROM RECEIPT OF PURCHASE PAYMENT  B CLASS B Plus CLASS C CLASS L CLASS R CLASS
---------------------------------------------------------  ------- ------------ ------- ------- -------
                    0.....................................    7%        8%       None      7%      8%
-------------------------------------------------------------------------------------------------------
                    1.....................................    6%        8%                 6%      8%
-------------------------------------------------------------------------------------------------------
                    2.....................................    6%        7%                 5%      7%
-------------------------------------------------------------------------------------------------------
                    3.....................................    5%        6%                 0%      6%
-------------------------------------------------------------------------------------------------------
                    4.....................................    4%        5%                 0%      5%
-------------------------------------------------------------------------------------------------------
                    5.....................................    3%        4%                 0%      4%
-------------------------------------------------------------------------------------------------------
                    6.....................................    2%        3%                 0%      3%
-------------------------------------------------------------------------------------------------------
                    7.....................................    0%        2%                 0%      2%
-------------------------------------------------------------------------------------------------------
                    8.....................................    0%        1%                 0%      1%
-------------------------------------------------------------------------------------------------------
                    9 and thereafter......................    0%        0%                 0%      0%
-------------------------------------------------------------------------------------------------------

    There are times when the Withdrawal Charge does not apply. For example, You may always withdraw earnings without a Withdrawal Charge. After the first Contract Year, You may also withdraw up to 10% of your total purchase payments without a Withdrawal Charge.

/2/ We reserve the right to limit transfers as described later in this Prospectus. We reserve the right to impose a transfer fee. The amount of this fee will be no greater than $25 per transfer.

/3/ This fee is waived if the Account Value is $50,000 or more. Regardless of the amount of your Account Value, the entire fee will be deducted if You take a total withdrawal of your Account Value. During the pay-out phase, we reserve the right to deduct this fee.

/4/ You may not elect the Optional Annual Step-Up Death Benefit and/or the
    Optional Earnings Preservation Benefit with an Enhanced Death Benefit or the GLWB optional benefit.

/5/ You pay the Separate Account charge with the Standard Death Benefit for your class of the Contract during the pay-out phase of your Contract except that the Separate Account charge during the pay-out phase for the B Plus Class is 1.25% (1.50% for amounts allocated to the American Funds(R) Investment Divisions). We reserve the right to impose an additional Separate Account charge on Investment Divisions that we add to the Contract in the future. The additional amount will not exceed the annual rate of 0.25% of the average Account Value in the Separate Account in any such Investment Divisions as shown in the table labeled "Separate Account Charges" in the "Charges--Separate Account Charge" section.

    For the Investment Division investing in the Oppenheimer Global Equity Portfolio of the Met Investors Fund, we are waiving an amount of the Separate Account charge equal to the Net Total Annual Operating Expenses of the Portfolio in excess of 0.87%. The Net Total Annual Operating Expenses are set forth in the Portfolio's prospectus.

/6/ The Separate Account charge for the B Plus Class will be reduced by 0.55% to 1.25% for the Standard Death Benefit (1.50% for amounts held in the American Funds(R) Investment Divisions) after You have held the Contract for 9 years. Similarly, the Separate Account charge will be reduced by 0.55% to 1.45% for the Annual Step-Up Death Benefit (1.70% for amounts held in the American Funds(R) Investment Divisions) after You have held the Contract for nine years.

/7/ This charge is determined by adding the Separate Account charge, the Optional Annual Step-Up Death Benefit charge and the Optional Earnings Preservation Benefit charge.

/8/ You may only elect one Enhanced Death Benefit at a time. An Enhanced Death
    Benefit may not be elected with the Optional Annual Step-Up Death Benefit or the Optional Earnings Preservation Benefit. The Enhanced Death Benefit Max V is currently available for purchase in all states except New York State. The Enhanced Death Benefit Max IV, the Enhanced Death Benefit Max III, the Enhanced Death Benefit Max II, the Enhanced Death Benefit III and the Enhanced Death Benefit II are not available for purchase. The Enhanced Death Benefit Max V may only be elected if the Guaranteed Minimum Income Benefit Max V is also elected. The Enhanced Death Benefit Max IV could only be elected if You have elected the Guaranteed Minimum Income Benefit Max
    IV. The Enhanced Death Benefit Max III could only be elected if You have elected the Guaranteed Minimum Income Benefit Max III. The Enhanced Death Benefit Max II could only be elected if the Guaranteed Minimum Income Benefit Max II was also elected. The Enhanced Death Benefit III could only be elected if the Guaranteed Minimum Income Benefit Plus IV was also elected. The Enhanced Death Benefit II could only be elected if the Guaranteed Minimum Income Benefit Plus III was also elected. Please see "Optional Death Benefits--Enhanced Death Benefits--EDB Rate Table" for information on when and where each is or was available.

/9/ The Death Benefit Base is initially set at an amount equal to your initial purchase payment. The Death Benefit Base is adjusted for subsequent Purchase Payments and withdrawals. For a definition of the term Death Benefit Base, see "Optional Death Benefits--Operation of the EDB." The charge for the Enhanced Death Benefit is a percentage of your Death Benefit Base, as defined later in this Prospectus. You do not pay this charge once You are in the pay-out phase of your Contract or after your optional benefit terminates. Charges may increase upon an Optional Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your Contract was issued, the current charge for the optional benefit was equal to the maximum optional benefit charge, that optional benefit will not increase upon an Optional Step-Up. (See "Optional Death Benefits" for more information.)


/10/The GLWB Death Benefit may only be elected if the GLWB optional benefit is elected. In addition, because You may not elect the Optional Annual Step-Up Death Benefit or the Optional Earnings Preservation Benefit if You elected the Guaranteed Lifetime Withdrawal Benefit optional benefit, it is not possible to elect the GLWB Death Benefit with the Optional Annual Step-Up Death Benefit or the Optional Earnings Preservation Benefit. The GLWB Death Benefit is currently not available for purchase in Washington or New York. The GLWB Death Benefit will be available for purchase in Minnesota and Pennsylvania beginning on May 4, 2015. The GLWB Death Benefit has been available for purchase in all other states since February 14, 2015.


/11/On the Issue Date, the GLWB Death Benefit Base is equal to your initial purchase payment. The GLWB Death Benefit Base is adjusted for subsequent purchase payments and all withdrawals. For a definition of the term GLWB Death Benefit Base, see "Guaranteed Lifetime Withdrawal Benefit--Death Benefit--GLWB Death Benefit Base." The charge for the GLWB Death Benefit is a percentage of your GLWB Death Benefit Base, as defined later in this Prospectus. You do not pay this charge once You are in the pay-out phase of your Contract or after your optional death benefit terminates. Charges may increase upon an Automatic Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your Contract was issued, the current charge for the optional death benefit was equal to the maximum charge for the optional death benefit, that charge will not increase upon an Automatic Step-Up. (See "Guaranteed Lifetime Withdrawal Benefit" for more information.)

/12/You may only elect one Guaranteed Minimum Income Benefit at a time. The
    Guaranteed Minimum Income Benefit Max V is currently available for purchase in all states. The Guaranteed Minimum Income Benefit Max IV, the Guaranteed Minimum Income Benefit Max III, the Guaranteed Minimum Income Benefit Max II, the Guaranteed Minimum Income Benefit Plus IV and the Guaranteed Minimum Income Benefit Plus III are not available for purchase. The Guaranteed Minimum Income Benefit Plus III was only available in Nevada. Please see "Living Benefits--GMIB Rate Table" for information on when and where each is or was available.

/13/On the issue date, the Income Base is equal to your initial purchase payment. The Income Base is adjusted for subsequent purchase payments and withdrawals. The charge for the Guaranteed Minimum Income Benefit is a percentage of your guaranteed minimum income base, as defined later in this Prospectus. You do not pay this charge once You are in the pay-out phase of your Contract, or after your optional benefit terminates. Charges may increase upon an Optional Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your Contract was issued, the current charge for the optional benefit was equal to the maximum optional benefit charge, that optional benefit will not increase upon an Optional Step-Up. (See "Guaranteed Income Benefits" for more information.)

/14/The Guaranteed Withdrawal Benefit v1 is currently available for purchase in all states except California and Vermont. On the issue date, the Total Guaranteed Withdrawal Amount is equal to your initial purchase payment. The Total Guaranteed Withdrawal Amount may be adjusted for subsequent purchase payments and withdrawals. The charge for the Guaranteed Withdrawal Benefit is a percentage of the Total Guaranteed Withdrawal Amount, as later defined in this Prospectus. You do not pay this charge once You are in the pay-out phase of your Contract, or after your optional benefit terminates. The charges may increase upon an Automatic Annual Step-Up, but they will not exceed the maximum charges listed in this table. (See "Guaranteed Withdrawal Benefits" for more information.)


/15/The Guaranteed Lifetime Withdrawal Benefit will be available for purchase in Minnesota and Pennsylvania beginning May 4, 2015. The Guaranteed Lifetime Withdrawal Benefit has been available for purchase in all other states except New York since February 14, 2015. On the issue date, the Benefit Base is equal to your initial purchase payment. The Benefit Base is adjusted for subsequent purchase payments and may be adjusted for withdrawals. The charge for the Guaranteed Lifetime Withdrawal Benefit is a percentage of the Benefit Base, as later defined in this Prospectus. You do not pay this charge once You are in the pay-out phase of your Contract, or after your optional benefit terminates. The charges may increase upon an Automatic Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your Contract was issued, the current charge for the optional benefit was equal to the maximum charge for the optional benefit, that charge will not increase upon an Automatic Step-Up. (See "Guaranteed Lifetime Withdrawal Benefit" for more information.)

        Minimum and Maximum Total Annual Portfolio Operating Expenses

                                                                                          Minimum  Maximum
-----------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses (expenses that are deducted from Portfolio assets,
including management fees, distribution and/or service (12b-1) fees, and other expenses)   0.52%    2.84%
-----------------------------------------------------------------------------------------------------------

        Portfolio Fees and Expenses
(as a percentage of average daily net assets)


  AMERICAN FUNDS(R)--CLASS 2
                                                                       DISTRIBUTION          ACQUIRED   TOTAL    FEE WAIVER
                                                                          AND/OR               FUND    ANNUAL      AND/OR
                                                            MANAGEMENT   SERVICE     OTHER   FEES AND OPERATING    EXPENSE
PORTFOLIO                                                      FEE     (12B-1) FEES EXPENSES EXPENSES EXPENSES  REIMBURSEMENT
------------------------------------------------------------------------------------------------------------------------------
American Funds Global Small Capitalization Fund............    0.70%       0.25%      0.04%      --     0.99%         --
American Funds Growth-Income Fund..........................    0.27%       0.25%      0.02%      --     0.54%         --
                                                                                                                --------------
  MET INVESTORS FUND
                                                                       DISTRIBUTION          ACQUIRED   TOTAL    FEE WAIVER
                                                                          AND/OR               FUND    ANNUAL      AND/OR
                                                            MANAGEMENT   SERVICE     OTHER   FEES AND OPERATING    EXPENSE
PORTFOLIO                                                      FEE     (12B-1) FEES EXPENSES EXPENSES EXPENSES  REIMBURSEMENT
------------------------------------------------------------------------------------------------------------------------------
AB Global Dynamic Allocation Portfolio--Class B............    0.61%       0.25%      0.04%    0.02%    0.92%       0.02%
Allianz Global Investors Dynamic Multi-Asset Plus
  Portfolio--Class B.......................................    0.68%       0.25%      1.36%    0.01%    2.30%       1.09%
American Funds(R) Balanced Allocation Portfolio--Class C...    0.06%       0.55%        --     0.42%    1.03%         --
American Funds(R) Growth Allocation Portfolio--Class C.....    0.06%       0.55%      0.01%    0.43%    1.05%         --
American Funds(R) Growth Portfolio--Class C................      --        0.55%      0.02%    0.35%    0.92%         --
American Funds(R) Moderate Allocation Portfolio--Class C...    0.06%       0.55%      0.01%    0.40%    1.02%         --
AQR Global Risk Balanced Portfolio--Class B................    0.61%       0.25%      0.03%    0.02%    0.91%       0.02%
BlackRock Global Tactical Strategies Portfolio--Class B....    0.66%       0.25%      0.01%    0.11%    1.03%       0.03%
Clarion Global Real Estate Portfolio--Class B..............    0.59%       0.25%      0.05%      --     0.89%         --
ClearBridge Aggressive Growth Portfolio--Class B...........    0.55%       0.25%      0.02%      --     0.82%       0.01%
Harris Oakmark International Portfolio--Class B............    0.77%       0.25%      0.06%      --     1.08%       0.02%
Invesco Balanced-Risk Allocation Portfolio--Class B........    0.64%       0.25%      0.05%    0.03%    0.97%       0.03%
Invesco Mid Cap Value Portfolio--Class B...................    0.64%       0.25%      0.05%    0.04%    0.98%       0.02%
Invesco Small Cap Growth Portfolio--Class B................    0.84%       0.25%      0.03%      --     1.12%       0.01%
JPMorgan Core Bond Portfolio--Class B......................    0.55%       0.25%      0.02%      --     0.82%       0.13%
JPMorgan Global Active Allocation Portfolio--Class B.......    0.73%       0.25%      0.07%      --     1.05%       0.05%
JPMorgan Small Cap Value Portfolio--Class B................    0.77%       0.25%      0.05%    0.02%    1.09%       0.09%
Loomis Sayles Global Markets Portfolio--Class B............    0.70%       0.25%      0.08%      --     1.03%         --
Lord Abbett Bond Debenture Portfolio--Class B..............    0.51%       0.25%      0.04%      --     0.80%       0.01%
Met/Eaton Vance Floating Rate Portfolio--Class B...........    0.60%       0.25%      0.07%      --     0.92%         --
Met/Franklin Low Duration Total Return Portfolio --Class B.    0.49%       0.25%      0.04%      --     0.78%       0.02%
Met/Templeton International Bond Portfolio--Class B........    0.60%       0.25%      0.13%      --     0.98%         --
                                                                                                                --------------


  AMERICAN FUNDS(R)--CLASS 2
                                                            NET TOTAL
                                                             ANNUAL
                                                            OPERATING
PORTFOLIO                                                   EXPENSES
---------------------------------------------------------------------
American Funds Global Small Capitalization Fund............   0.99%
American Funds Growth-Income Fund..........................   0.54%
                                                            ---------
  MET INVESTORS FUND
                                                            NET TOTAL
                                                             ANNUAL
                                                            OPERATING
PORTFOLIO                                                   EXPENSES
---------------------------------------------------------------------
AB Global Dynamic Allocation Portfolio--Class B............   0.90%
Allianz Global Investors Dynamic Multi-Asset Plus
  Portfolio--Class B.......................................   1.21%
American Funds(R) Balanced Allocation Portfolio--Class C...   1.03%
American Funds(R) Growth Allocation Portfolio--Class C.....   1.05%
American Funds(R) Growth Portfolio--Class C................   0.92%
American Funds(R) Moderate Allocation Portfolio--Class C...   1.02%
AQR Global Risk Balanced Portfolio--Class B................   0.89%
BlackRock Global Tactical Strategies Portfolio--Class B....   1.00%
Clarion Global Real Estate Portfolio--Class B..............   0.89%
ClearBridge Aggressive Growth Portfolio--Class B...........   0.81%
Harris Oakmark International Portfolio--Class B............   1.06%
Invesco Balanced-Risk Allocation Portfolio--Class B........   0.94%
Invesco Mid Cap Value Portfolio--Class B...................   0.96%
Invesco Small Cap Growth Portfolio--Class B................   1.11%
JPMorgan Core Bond Portfolio--Class B......................   0.69%
JPMorgan Global Active Allocation Portfolio--Class B.......   1.00%
JPMorgan Small Cap Value Portfolio--Class B................   1.00%
Loomis Sayles Global Markets Portfolio--Class B............   1.03%
Lord Abbett Bond Debenture Portfolio--Class B..............   0.79%
Met/Eaton Vance Floating Rate Portfolio--Class B...........   0.92%
Met/Franklin Low Duration Total Return Portfolio --Class B.   0.76%
Met/Templeton International Bond Portfolio--Class B........   0.98%
                                                            ---------

                                                                  DISTRIBUTION          ACQUIRED   TOTAL    FEE WAIVER
                                                                     AND/OR               FUND    ANNUAL      AND/OR
                                                       MANAGEMENT   SERVICE     OTHER   FEES AND OPERATING    EXPENSE
PORTFOLIO                                                 FEE     (12B-1) FEES EXPENSES EXPENSES EXPENSES  REIMBURSEMENT
-------------------------------------------------------------------------------------------------------------------------
MetLife Asset Allocation 100 Portfolio--Class B.......    0.07%       0.25%      0.01%    0.68%    1.01%         --
MetLife Balanced Plus Portfolio--Class B..............    0.25%       0.25%        --     0.42%    0.92%       0.00%
MetLife Multi-Index Targeted Risk Portfolio--Class B..    0.18%       0.25%      0.03%    0.22%    0.68%         --
MFS(R) Emerging Markets Equity Portfolio--Class B.....    0.86%       0.25%      0.15%      --     1.26%       0.02%
MFS(R) Research International Portfolio--Class B......    0.69%       0.25%      0.07%      --     1.01%       0.06%
Morgan Stanley Mid Cap Growth Portfolio--Class B......    0.64%       0.25%      0.05%      --     0.94%       0.01%
Oppenheimer Global Equity Portfolio--Class B..........    0.66%       0.25%      0.08%      --     0.99%       0.06%
PanAgora Global Diversified Risk Portfolio--Class B...    0.65%       0.25%      1.92%    0.02%    2.84%       1.52%
PIMCO Inflation Protected Bond Portfolio--Class B.....    0.47%       0.25%      0.09%      --     0.81%       0.01%
PIMCO Total Return Portfolio--Class B.................    0.48%       0.25%      0.03%      --     0.76%       0.04%
Pioneer Strategic Income Portfolio--Class E...........    0.56%       0.15%      0.06%      --     0.77%         --
Pyramis(R) Government Income Portfolio--Class B.......    0.42%       0.25%      0.04%      --     0.71%         --
Pyramis(R) Managed Risk Portfolio--Class B............    0.45%       0.25%      0.08%    0.56%    1.34%       0.12%
Schroders Global Multi-Asset Portfolio--Class B.......    0.64%       0.25%      0.10%    0.04%    1.03%         --
SSGA Growth and Income ETF Portfolio--Class B.........    0.30%       0.25%      0.01%    0.22%    0.78%         --
SSGA Growth ETF Portfolio--Class B....................    0.31%       0.25%      0.03%    0.24%    0.83%         --
T. Rowe Price Mid Cap Growth Portfolio--Class B.......    0.75%       0.25%      0.03%      --     1.03%         --
WMC Large Cap Research Portfolio--Class B.............    0.57%       0.25%      0.03%      --     0.85%       0.05%
                                                                                                           --------------
  METROPOLITAN FUND--CLASS B
                                                                  DISTRIBUTION          ACQUIRED   TOTAL    FEE WAIVER
                                                                     AND/OR               FUND    ANNUAL      AND/OR
                                                       MANAGEMENT   SERVICE     OTHER   FEES AND OPERATING    EXPENSE
PORTFOLIO                                                 FEE     (12B-1) FEES EXPENSES EXPENSES EXPENSES  REIMBURSEMENT
-------------------------------------------------------------------------------------------------------------------------
Baillie Gifford International Stock Portfolio.........    0.79%       0.25%      0.08%      --     1.12%       0.12%
Barclays Aggregate Bond Index Portfolio...............    0.25%       0.25%      0.03%      --     0.53%       0.00%
BlackRock Bond Income Portfolio.......................    0.32%       0.25%      0.03%      --     0.60%       0.00%
BlackRock Capital Appreciation Portfolio..............    0.69%       0.25%      0.02%      --     0.96%       0.06%
BlackRock Large Cap Value Portfolio...................    0.63%       0.25%      0.02%      --     0.90%       0.03%
BlackRock Money Market Portfolio......................    0.34%       0.25%      0.03%      --     0.62%       0.02%
Frontier Mid Cap Growth Portfolio.....................    0.71%       0.25%      0.05%      --     1.01%       0.01%
Jennison Growth Portfolio.............................    0.59%       0.25%      0.03%      --     0.87%       0.08%
Loomis Sayles Small Cap Core Portfolio................    0.90%       0.25%      0.06%    0.07%    1.28%       0.08%
Met/Artisan Mid Cap Value Portfolio...................    0.81%       0.25%      0.03%      --     1.09%         --
Met/Dimensional International Small Company Portfolio.    0.81%       0.25%      0.17%      --     1.23%       0.01%
MetLife Asset Allocation 20 Portfolio.................    0.09%       0.25%      0.03%    0.52%    0.89%       0.02%
MetLife Asset Allocation 40 Portfolio.................    0.06%       0.25%        --     0.56%    0.87%         --
                                                                                                           --------------

                                                       NET TOTAL
                                                        ANNUAL
                                                       OPERATING
PORTFOLIO                                              EXPENSES
----------------------------------------------------------------
MetLife Asset Allocation 100 Portfolio--Class B.......   1.01%
MetLife Balanced Plus Portfolio--Class B..............   0.92%
MetLife Multi-Index Targeted Risk Portfolio--Class B..   0.68%
MFS(R) Emerging Markets Equity Portfolio--Class B.....   1.24%
MFS(R) Research International Portfolio--Class B......   0.95%
Morgan Stanley Mid Cap Growth Portfolio--Class B......   0.93%
Oppenheimer Global Equity Portfolio--Class B..........   0.93%
PanAgora Global Diversified Risk Portfolio--Class B...   1.32%
PIMCO Inflation Protected Bond Portfolio--Class B.....   0.80%
PIMCO Total Return Portfolio--Class B.................   0.72%
Pioneer Strategic Income Portfolio--Class E...........   0.77%
Pyramis(R) Government Income Portfolio--Class B.......   0.71%
Pyramis(R) Managed Risk Portfolio--Class B............   1.22%
Schroders Global Multi-Asset Portfolio--Class B.......   1.03%
SSGA Growth and Income ETF Portfolio--Class B.........   0.78%
SSGA Growth ETF Portfolio--Class B....................   0.83%
T. Rowe Price Mid Cap Growth Portfolio--Class B.......   1.03%
WMC Large Cap Research Portfolio--Class B.............   0.80%
                                                       ---------
  METROPOLITAN FUND--CLASS B
                                                       NET TOTAL
                                                        ANNUAL
                                                       OPERATING
PORTFOLIO                                              EXPENSES
----------------------------------------------------------------
Baillie Gifford International Stock Portfolio.........   1.00%
Barclays Aggregate Bond Index Portfolio...............   0.53%
BlackRock Bond Income Portfolio.......................   0.60%
BlackRock Capital Appreciation Portfolio..............   0.90%
BlackRock Large Cap Value Portfolio...................   0.87%
BlackRock Money Market Portfolio......................   0.60%
Frontier Mid Cap Growth Portfolio.....................   1.00%
Jennison Growth Portfolio.............................   0.79%
Loomis Sayles Small Cap Core Portfolio................   1.20%
Met/Artisan Mid Cap Value Portfolio...................   1.09%
Met/Dimensional International Small Company Portfolio.   1.22%
MetLife Asset Allocation 20 Portfolio.................   0.87%
MetLife Asset Allocation 40 Portfolio.................   0.87%
                                                       ---------

                                                               DISTRIBUTION          ACQUIRED   TOTAL    FEE WAIVER   NET TOTAL
                                                                  AND/OR               FUND    ANNUAL      AND/OR      ANNUAL
                                                    MANAGEMENT   SERVICE     OTHER   FEES AND OPERATING    EXPENSE    OPERATING
PORTFOLIO                                              FEE     (12B-1) FEES EXPENSES EXPENSES EXPENSES  REIMBURSEMENT EXPENSES
-------------------------------------------------------------------------------------------------------------------------------
MetLife Asset Allocation 60 Portfolio..............    0.05%       0.25%        --     0.60%    0.90%         --        0.90%
MetLife Asset Allocation 80 Portfolio..............    0.05%       0.25%      0.01%    0.65%    0.96%         --        0.96%
MetLife Mid Cap Stock Index Portfolio..............    0.25%       0.25%      0.05%    0.01%    0.56%       0.00%       0.56%
MetLife Stock Index Portfolio......................    0.25%       0.25%      0.02%      --     0.52%       0.01%       0.51%
MFS(R) Total Return Portfolio......................    0.55%       0.25%      0.05%      --     0.85%         --        0.85%
MFS(R) Value Portfolio.............................    0.70%       0.25%      0.02%      --     0.97%       0.14%       0.83%
MSCI EAFE(R) Index Portfolio.......................    0.30%       0.25%      0.10%    0.01%    0.66%       0.00%       0.66%
Neuberger Berman Genesis Portfolio.................    0.80%       0.25%      0.03%      --     1.08%       0.00%       1.08%
Russell 2000(R) Index Portfolio....................    0.25%       0.25%      0.07%    0.05%    0.62%       0.01%       0.61%
T. Rowe Price Large Cap Growth Portfolio...........    0.60%       0.25%      0.03%      --     0.88%       0.02%       0.86%
T. Rowe Price Small Cap Growth Portfolio...........    0.47%       0.25%      0.04%      --     0.76%         --        0.76%
Van Eck Global Natural Resources Portfolio.........    0.78%       0.25%      0.03%      --     1.06%       0.01%       1.05%
Western Asset Management U.S. Government Portfolio.    0.47%       0.25%      0.02%      --     0.74%       0.01%       0.73%
WMC Core Equity Opportunities Portfolio............    0.70%       0.25%      0.03%      --     0.98%       0.11%       0.87%
                                                                                                        -----------------------

The information shown in the table above was provided by the Portfolios and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Portfolio's 2015 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Portfolio, but that the expenses of the Portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Portfolio's board of directors or trustees, are not shown.

Certain Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

  EXAMPLES
  These Examples are intended to help You compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, annual Contract fees, if any, separate account charges, and underlying Portfolio fees and expenses.
  Examples 1 through 5 assume You purchased the Contract with optional benefits that result in the highest possible combination of charges.
   Example 1 relates to the purchase of the Contract with the B Class; Example 2 relates to the purchase of the Contract with the B Plus Class; Example 3 relates to the purchase of the Contract with the C Class; Example 4 relates to the purchase of the Contract with the L Class; and Example 5 relates to the purchase of the Contract with the R Class.
  Examples 6 through 10 assume You purchased the Contract with no optional benefits that result in the least expensive combination of charges.
   Example 6 relates to the purchase of the Contract with the B Class; Example 7 relates to the purchase of the Contract with the B Plus
   Class; Example 8 relates to the purchase of the Contract with the C Class; Example 9 relates to the purchase of the Contract with the L Class; and Example 10 relates to the purchase of the Contract with the R Class.
  Example 1. This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
 .  YOU SELECT THE B CLASS;
 .  reimbursement and/or waiver of expenses was not in effect;
 . there was no allocation to the Fixed Account or Enhanced Dollar Cost Averaging Program;
 . You bear the minimum or maximum fees and expenses of any of the Portfolios (see "Table 3--Portfolio Operating Expenses");
 .  You paid the Annual Contract Fee;
 .  the underlying Portfolio earns a 5% annual return;
 . You select the Guaranteed Lifetime Withdrawal Benefit and assume that You elect the Optional Step-Up feature and as a result the charge increases to 2.00%, which is the maximum charge permitted; and
 . You select the Guaranteed Lifetime Withdrawal Benefit--Death Benefit and You are age 65 and assume that You elect the Optional Step-Up feature and as a result the charge increases to 1.20%, which is the maximum charge permitted.

  You fully surrender your Contract, with applicable Withdrawal Charges deducted.

                                                                              1      3      5     10
                                                                             YEAR  YEARS  YEARS  YEARS
-------------------------------------------------------------------------------------------------------
Maximum.................................................................... $1,458 $2,782 $4,042 $7,089
Minimum.................................................................... $1,226 $2,118 $2,987 $5,241


    You do not surrender your Contract or You elect to annuitize (elect a pay-out option with an income payment type under which You receive income payments over your lifetime) (no Withdrawal Charges would be deducted).

                                                                             1     3      5     10
                                                                            YEAR YEARS  YEARS  YEARS
-----------------------------------------------------------------------------------------------------
Maximum.................................................................... $758 $2,242 $3,682 $7,089
Minimum.................................................................... $526 $1,578 $2,627 $5,241

  Example 2. This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the periods indicated. Your actual costs may be higher or lower.
  Assumptions:
 .  YOU SELECT THE B PLUS CLASS;
 .  reimbursement and/or waiver of expenses was not in effect;
 .  there was no allocation to the Fixed Account;
 . You bear the minimum or maximum fees and expenses of any of the Portfolios (see "Table 3--Portfolio Operating Expenses");
 .  You paid the Annual Contract Fee;
 .  the underlying Portfolio earns a 5% annual return;
 . You select the Guaranteed Lifetime Withdrawal Benefit and assume that You elect the Optional Step-Up feature and as a result the charge increases to 2.00%, which is the maximum charge permitted; and
 . You select the Guaranteed Lifetime Withdrawal Benefit--Death Benefit and You are age 65 and assume that You elect the Optional Step-Up feature and as a result the charge increases to 1.20%, which is the maximum charge permitted.

  You fully surrender your Contract, with applicable Withdrawal Charges deducted.

                                                                              1      3      5     10
                                                                             YEAR  YEARS  YEARS  YEARS
-------------------------------------------------------------------------------------------------------
Maximum.................................................................... $1,641 $3,108 $4,507 $7,747
Minimum.................................................................... $1,395 $2,411 $3,410 $5,878


    You do not surrender your Contract or You elect to annuitize (elect a pay-out option with an income payment type under which You receive income payments over your lifetime) (no Withdrawal Charges would be deducted).

                                                                             1     3      5     10
                                                                            YEAR YEARS  YEARS  YEARS
-----------------------------------------------------------------------------------------------------
Maximum.................................................................... $841 $2,478 $4,057 $7,747
Minimum.................................................................... $595 $1,781 $2,960 $5,878


  Example 3. This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
 .  YOU SELECT THE C CLASS;
 .  reimbursement and/or waiver of expenses was not in effect;
 . You bear the minimum or maximum fees and expenses of any of the Portfolios (see "Table 3--Portfolio Operating Expenses");
 .  You pay the Annual Contract Fee;
 .  the underlying Portfolio earns a 5% annual return;
 . You select the Guaranteed Lifetime Withdrawal Benefit and assume that You elect the Optional Step-Up feature and as a result the charge increases to 2.00%, which is the maximum charge permitted; and
 . You select the Guaranteed Lifetime Withdrawal Benefit--Death Benefit and You are age 65 and assume that You elect the Optional Step-Up feature and as a result the charge increases to 1.20%, which is the maximum charge permitted.

  You surrender your Contract, You do not surrender your Contract or You elect to annuitize (elect a pay-out option with an income type under which You receive income payments over your life time) (no Withdrawal Charges apply to the C Class).

                                                                             1     3      5     10
                                                                            YEAR YEARS  YEARS  YEARS
-----------------------------------------------------------------------------------------------------
Maximum.................................................................... $798 $2,353 $3,854 $7,364
Minimum.................................................................... $566 $1,695 $2,817 $5,592

  Example 4. This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
 .  YOU SELECT THE L CLASS;
 .  reimbursement and/or waiver of expenses was not in effect;
 . there was no allocation to the Fixed Account or the Enhanced Dollar Cost Averaging Program;
 . You bear the minimum or maximum fees and expenses of any of the Portfolios (see "Table 3--Portfolio Operating Expenses");
 .  You paid the Annual Contract Fee;
 .  the underlying Portfolio earns a 5% annual return;
 . You select the Guaranteed Lifetime Withdrawal Benefit and assume that You elect the Optional Step-Up feature and as a result the charge increases to 2.00%, which is the maximum charge permitted; and
 . You select the Guaranteed Lifetime Withdrawal Benefit--Death Benefit and You are age 65 and assume that You elect the Optional Step-Up feature and as a result the charge increases to 1.20%, which is the maximum charge permitted.

  You fully surrender your Contract with applicable Withdrawal Charges deducted.

                                                                              1      3      5     10
                                                                             YEAR  YEARS  YEARS  YEARS
-------------------------------------------------------------------------------------------------------
Maximum.................................................................... $1,483 $2,761 $3,790 $7,262
Minimum.................................................................... $1,251 $2,101 $2,746 $5,462


  You do not surrender your Contract or You elect to annuitize (elect a pay-out option with an income type under which You receive income payments over your life time) (no Withdrawal Charges would be deducted).

                                                                             1     3      5     10
                                                                            YEAR YEARS  YEARS  YEARS
-----------------------------------------------------------------------------------------------------
Maximum.................................................................... $783 $2,311 $3,790 $7,262
Minimum.................................................................... $551 $1,651 $2,746 $5,462


  Example 5. This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower:
  Assumptions:
 .  YOU SELECT THE R CLASS;
 .  reimbursement and/or waiver of expenses was not in effect;
 . there was no allocation to the Fixed Account or Enhanced Dollar Cost Averaging Program;
 . You bear the minimum or maximum fees and expenses of any of the Portfolios (see "Table 3--Portfolio Operating Expenses");
 .  You paid the Annual Contract Fee;
 .  the underlying Portfolio earns a 5% annual return;
 . You select the Guaranteed Lifetime Withdrawal Benefit and assume that You elect the Optional Step-Up feature and as a result the charge increases to 2.00%, which is the maximum charge permitted; and
 . You select the Guaranteed Lifetime Withdrawal Benefit--Death Benefit and You are age 65 and assume that You elect the Optional Step-Up feature and as a result the charge increases to 1.20%, which is the maximum charge permitted.

  You fully surrender your Contract, with applicable Withdrawal Charges deducted.

                                                                              1      3      5     10
                                                                             YEAR  YEARS  YEARS  YEARS
-------------------------------------------------------------------------------------------------------
Maximum.................................................................... $1,548 $2,844 $4,089 $7,019
Minimum.................................................................... $1,317 $2,179 $3,029 $5,150

  You do not surrender your Contract or You elect to annuitize (elect a pay-out option with an income payment type under which You receive income payments over your lifetime) (no Withdrawal Charges would be deducted).

                                                                             1     3      5     10
                                                                            YEAR YEARS  YEARS  YEARS
-----------------------------------------------------------------------------------------------------
Maximum.................................................................... $748 $2,214 $3,639 $7,019
Minimum.................................................................... $517 $1,549 $2,579 $5,150


  Example 6. This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower:
  Assumptions:
 .  YOU SELECT THE B CLASS;
 .  reimbursement and/or waiver of expenses was not in effect;
 . there was no allocation to the Fixed Account or Enhanced Dollar Cost Averaging Program;
 . You bear the minimum or maximum fees and expenses of any of the Portfolios (see "Table 3--Portfolio Operating Expenses");
 .  You pay the Annual Contract Fee; and
 .  the underlying Portfolio earns a 5% annual return

  You fully surrender your Contract, with applicable Withdrawal Charges deducted.

                                                                              1      3      5     10
                                                                             YEAR  YEARS  YEARS  YEARS
-------------------------------------------------------------------------------------------------------
Maximum.................................................................... $1,138 $1,861 $2,574 $4,493
Minimum.................................................................... $  906 $1,175 $1,446 $2,319


  You do not surrender your Contract or You elect to annuitize (elect a pay-out option with an income payment type under which You receive income payments over your lifetime) (no Withdrawal Charges would be deducted).

                                                                 1     3      5     10
                                                                YEAR YEARS  YEARS  YEARS
-----------------------------------------------------------------------------------------
Maximum........................................................ $438 $1,321 $2,214 $4,493
Minimum........................................................ $206 $  635 $1,086 $2,319


  Example 7. This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the periods indicated. Your actual costs may be higher or lower.
  Assumptions:
 .  YOU SELECT THE B PLUS CLASS;
 .  reimbursement and/or waiver of expenses was not in effect;
 .  there was no allocation to the Fixed Account;
 . You bear the minimum or maximum fees and expenses of any of the Portfolios (see "Table 3--Portfolio Operating Expenses");
 .  You pay the Annual Contract Fee; and
 .  the underlying Portfolio earns a 5% annual return

  You fully surrender your Contract, with applicable Withdrawal Charges deducted.

                                                                              1      3      5     10
                                                                             YEAR  YEARS  YEARS  YEARS
-------------------------------------------------------------------------------------------------------
Maximum.................................................................... $1,321 $2,193 $3,056 $5,222
Minimum.................................................................... $1,075 $1,474 $1,887 $3,037

  You do not surrender your Contract or elect to annuitize (elect a pay-out option with an income payment type under which You receive income payments over your lifetime) (no Withdrawal Charges would be deducted).

                                                                             1     3      5     10
                                                                            YEAR YEARS  YEARS  YEARS
-----------------------------------------------------------------------------------------------------
Maximum.................................................................... $521 $1,563 $2,606 $5,222
Minimum.................................................................... $275 $  844 $1,437 $3,037



  Example 8. This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
 .  YOU SELECT THE C CLASS;
 .  reimbursement and/or waiver of expenses was not in effect;
 . You bear the minimum or maximum fees and expenses of any of the Portfolios (see "Table 3--Portfolio Operating Expenses");
 .  You pay the Annual Contract Fee; and
 .  the underlying Portfolio earns a 5% annual return


    You surrender your Contract, You do not surrender your Contract or elect to annuitize (elect a pay-out option with an income payment type under which You receive income payments over your lifetime) (no Withdrawal Charges apply to the C Class).

                                                                             1     3      5     10
                                                                            YEAR YEARS  YEARS  YEARS
-----------------------------------------------------------------------------------------------------
Maximum.................................................................... $478 $1,436 $2,398 $4,820
Minimum.................................................................... $246 $  756 $1,288 $2,730


  Example 9. This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
 .  YOU SELECT THE L CLASS;
 .  reimbursement and/or waiver of expenses was not in effect;
 . there was no allocation to the Fixed Account or the Enhanced Dollar Cost Averaging Program;
 . You bear the minimum or maximum fees and expenses of any of the Portfolios (see "Table 3--Portfolio Operating Expenses");
 .  You pay the Annual Contract Fee; and
 .  the underlying Portfolio earns a 5% annual return

  You fully surrender your Contract with applicable Withdrawal Charges deducted.

                                                                         1      3      5     10
                                                                        YEAR  YEARS  YEARS  YEARS
--------------------------------------------------------------------------------------------------
Maximum............................................................... $1,163 $1,843 $2,329 $4,699
Minimum............................................................... $  931 $1,161 $1,213 $2,577


  You do not surrender your Contract or You elect to annuitize (elect a pay-out option with an income type under which You receive income payments over your life time) (no Withdrawal Charges would be deducted).

                                                                        1     3      5     10
                                                                       YEAR YEARS  YEARS  YEARS
------------------------------------------------------------------------------------------------
Maximum............................................................... $463 $1,393 $2,329 $4,699
Minimum............................................................... $231 $  711 $1,213 $2,577

  Example 10. This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower:
  Assumptions:
 .  YOU SELECT THE R CLASS;
 .  reimbursement and/or waiver of expenses was not in effect;
 . there was no allocation to the Fixed Account or Enhanced Dollar Cost Averaging Program;
 . You bear the minimum or maximum fees and expenses of any of the Portfolios (see "Table 3--Portfolio Operating Expenses");
 .  You pay the Annual Contract Fee; and
 .  the underlying Portfolio earns a 5% annual return

  You fully surrender your Contract, with applicable Withdrawal Charges deducted.

                                                                         1      3      5     10
                                                                        YEAR  YEARS  YEARS  YEARS
--------------------------------------------------------------------------------------------------
Maximum............................................................... $1,228 $1,922 $2,618 $4,409
Minimum............................................................... $  997 $1,235 $1,485 $2,214


  You do not surrender your Contract or You elect to annuitize (elect a pay-out option with an income payment type under which You receive income payments over your lifetime) (no Withdrawal Charges would be deducted).

                                                                        1     3      5     10
                                                                       YEAR YEARS  YEARS  YEARS
------------------------------------------------------------------------------------------------
Maximum............................................................... $428 $1,292 $2,168 $4,409
Minimum............................................................... $197 $  605 $1,035 $2,214

   ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION

See Appendix B.

METLIFE


       Metropolitan Life Insurance Company ( "MLIC" or the "Company") is a leading provider of insurance, annuities, and employee benefits programs with operations throughout the United States. The Company offers life insurance and annuities to individuals, as well as group insurance and retirement & savings products and many other services to corporations and other institutions. The Company was formed under the laws of New York in 1868. The Company's home office is located at 200 Park Avenue, New York, New York 10166-0188. The Company is a wholly-owned subsidiary of MetLife, Inc. MetLife, Inc. is a leading global provider of insurance, annuities, employee benefit and asset management serving 100 million customers. Through its subsidiaries and affiliates, MetLife, Inc. holds leading market positions in the United States, Japan, Latin America, Asia, Europe and the Middle East.


METROPOLITAN LIFE

SEPARATE ACCOUNT E

       We established Metropolitan Life Separate Account E on September 27, 1983. The purpose of the Separate Account is to hold the variable assets that underlie the Preference Premier Variable Annuity Contracts and some other variable annuity contracts we issue. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended ("1940 Act").

The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts issued from this Separate Account without regard to our other business.

We are obligated to pay all money we owe under the Contracts--such as death benefits and income payments--even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit or optional Guaranteed Minimum Income Benefit that exceeds the assets in the Separate Account are also paid from our general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company and our long term ability to make such payments, and are not guaranteed by any other party. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. MetLife is regulated as an insurance company under state law, which includes, generally, limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.

The investment manager to certain of the Portfolios offered with the Contracts or with other Variable Annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, the Company has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act ("CEA"), and is not subject to registration or regulation as a pool operator under the CEA.

VARIABLE ANNUITIES

    This Prospectus describes a type of variable annuity, a deferred variable annuity. This Prospectus describes all the material features of the Contract. These annuities are "variable" because the value of your account or income payment varies based on the investment performance of the Investment Divisions You choose. In short, the value of your Contract and your income payments under a variable pay-out option of your Contract may go up or down. Since the investment performance is not guaranteed, your money is at risk. The degree of risk will depend on the Investment Divisions You select. The Accumulation Unit Value or Annuity Unit Value for each Investment Division rises or falls based on the investment performance (or "experience") of the Portfolio with the same name. MetLife and its affiliates also offer other annuities not described in this Prospectus.


In most states, the Contracts have a fixed interest rate option called the "Fixed Account." The Fixed Account is not available with the C Class Contract or with certain optional benefits (see "Your Investment Choices -- Investment Allocation Restrictions for Certain Optional Benefits"). The Fixed Account is part of our general account and offers an interest rate that is guaranteed by us. The minimum interest rate depends on the date your Contract is issued but will not be less than 1%. Your registered representative can tell you the current and minimum interest rates that apply. The variable pay-out options under the Contracts have a fixed payment option called the "Fixed Income Payment Option." Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor our general account has been registered as an investment company under the Investment Company Act of 1940. Under the Fixed Income Payment Option, we guarantee the amount of your fixed income payments. These fixed options are not described in this Prospectus although we occasionally refer to them. All guarantees as to purchase payments or Account Value allocated to the Fixed Account, interest credited to the Fixed Account, and fixed income payments are subject to our financial strength and claims-paying ability.


REPLACEMENT OF ANNUITY CONTRACTS

EXCHANGE PROGRAMS: From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us may be exchanged for the Contract offered by this Prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this Contract, an existing Contract is eligible for exchange if a withdrawal from, or surrender of, the Contract would not trigger a Withdrawal Charge. The Account Value of this Contract attributable to the exchanged assets will not be subject to any Withdrawal Charge or be eligible for the Enhanced Dollar Cost Averaging Program. Any additional purchase payments contributed to the new Contract will be subject to all fees and charges, including the Withdrawal Charge described in this Prospectus. You should carefully consider whether an exchange is appropriate for You by comparing the death benefits, living benefits, and other guarantees provided by the Contract You currently own to the benefits and guarantees that would be provided by the new Contract offered in this Prospectus. Then You should compare the fees and charges (E.G., the death benefit charges, the living benefit charges, and the separate account charge) of your current Contract to the fees and charges of the new Contract, which may be higher than your current Contract. These programs will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for Federal income tax purposes; however, You should consult your tax adviser before making any such exchange.

OTHER EXCHANGES: Generally, You can exchange one variable annuity Contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code (the "Code"). Before making an exchange You should compare both annuities carefully. If You exchange another annuity for the one described in this Prospectus, unless the exchange occurs under one of our exchange programs described above, You might have to pay a withdrawal charge on your old annuity, and there will be a new withdrawal charge period for this Contract (there is no withdrawal charge period for the C Class). Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the Contract until we have received the initial purchase payment from your existing insurance company, the issuance of the Contract may be delayed. Generally, it is not advisable to purchase a Contract as a replacement for an existing variable annuity Contract. Before You exchange another annuity for our Contract, ask your registered representative whether the exchange would be advantageous, given the features, benefits and charges.

THE CONTRACT

    You accumulate money in your account during the pay-in phase by making one or more purchase payments. MetLife will hold your money and credit investment returns as long as the money remains in your account.

All IRAs receive tax deferral under the Code. There are no additional tax benefits from funding an IRA with a Contract. Therefore, there should be reasons other than tax deferral for acquiring the Contract, such as the availability of a guaranteed income for life, the death benefits or the other optional benefits available under this Contract.

This Prospectus describes all the material features of the Contract.


NON-NATURAL PERSONS AS OWNERS OR BENEFICIARIES. If a non-natural person, such as a trust, is the owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally, eliminate the Beneficiary's ability to "stretch" or a spousal Beneficiary's ability to continue the Contract and the living and/or death benefits. Non-tax qualified Contracts owned by a non-natural person such as a corporation or certain other legal entities (other than a trust that holds the contract as agent for a natural person) do not receive tax deferral on earnings. Therefore, there should be reasons other than tax deferral for acquiring the contract by a corporation or certain other legal entities.


A Contract consists of two phases: the accumulation or "pay-in" phase and the income or "pay-out" phase. The pay-out phase begins when You elect to have us pay You "income" payments using the money in your account. The number and the amount of the income payments You receive will depend on such things as the type of pay-out option You choose, your investment choices, and the amount used to provide your income payments. Because Contracts offer the insurance benefit of income payment options, including our guarantee of income for your lifetime, they are "annuities."

The Contract is offered in several variations, which we call "classes." Each class offers You the ability to choose certain features. Each has its own Separate Account charge and applicable Withdrawal Charge (except C Class which has no Withdrawal Charges). The Contract also offers You the opportunity to choose optional benefits ("riders"), each for a charge in addition to the Separate Account charge with the Standard Death Benefit for that class. If You purchase any of the optional death benefits, other than the GLWB Death Benefit, the optional benefit will be attached to Your Contract in place of the Standard Death Benefit. If You purchase the GLWB Death Benefit (which can only be elected if you elect the GLWB optional benefit), both the optional benefit and the Standard Death Benefit will be attached to Your Contract. In deciding what class of the Contract to purchase, You should consider the amount of Separate Account and Withdrawal Charges You are willing to bear relative to your needs. In deciding whether to purchase any of the optional benefits, You should consider the desirability of the benefit relative to its additional cost and to your needs. Unless You tell us otherwise, we will assume that You are purchasing the B Class Contract with the Standard Death Benefit and no optional benefits. These optional benefits are:

..   an Annual Step-Up Death Benefit;

..   Enhanced Death Benefits (the Enhanced Death Benefit Max V (the "EDB Max
    V"), the Enhanced Death Benefit Max IV (the "EDB Max IV"), the Enhanced Death Benefit Max III (the "EDB Max III"), the Enhanced Death Benefit Max II (the "EDB Max II"), the Enhanced Death Benefit III (the "EDB III") and the Enhanced Death Benefit II (the "EDB II") are collectively, the "EDBs");

..   an Earnings Preservation Benefit;

..   Guaranteed Minimum Income Benefits (the Guaranteed Minimum Income Benefit
    Max V (the "GMIB Max V"), the Guaranteed Minimum Income Benefit Max IV (the "GMIB Max IV"), the Guaranteed Minimum Income Benefit Max III (the "GMIB Max III"), the Guaranteed Minimum Income Benefit Max II ("GMIB Max II"), the Guaranteed Minimum Income Benefit Plus IV (the "GMIB Plus IV") and the Guaranteed Minimum Income Benefit Plus III (the "GMIB Plus III") are collectively, the "GMIBs");

..   Guaranteed Withdrawal Benefit (the "GWB v1"); and

..   Guaranteed Lifetime Withdrawal Benefit (the "GLWB") which offers an optional death benefit (the "GLWB Death Benefit").

The EDB Max V may only be elected if You have elected the GMIB Max V. The EDB Max IV could only be elected if You elected the GMIB Max IV. The EDB Max III could only be elected if You elected the GMIB Max III. The EDB Max II could only be elected if You elected the GMIB Max II. The EDB III could only be elected if You elected the GMIB Plus IV. The EDB II could only be elected if You elected the GMIB Plus III. You may not elect the Earnings Preservation Benefit or the Optional Annual Step-Up Death Benefit with an EDB. Of the Enhanced Death Benefits and the Guaranteed Minimum Income Benefits, only the GMIB Max V and the EDB Max V are currently available for sale. You may only elect the GLWB Death Benefit if you have also elected the GLWB optional benefit.

Each of these optional benefits is described in more detail later in this Prospectus. The availability of optional benefits and features of optional benefits may vary by state.

We may restrict the investment choices available to You if You select certain optional benefits. These restrictions are intended to reduce the risk of investment losses which could require the Company to use its general account assets to pay amounts due under the selected optional benefit.

In the future, we may change the investment choices that are available to You if You select certain optional benefits. If You elect an optional benefit and we later remove an investment choice from the group of investment choices available under that optional benefit, You will not be required to reallocate purchase payments or Account Value that You had previously allocated to that investment choice. However, You may not be able to allocate new purchase payments or transfer Account Value to that investment choice.

If You choose the GMIB Max V, the GMIB Max IV, the GMIB Max III, the GMIB Max II, the EDB Max V, the EDB Max IV, the EDB Max III, the EDB Max II or the GWB v1, we require You to allocate your purchase payments and Account Value as described below under "Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max, the EDB Max and the GWB v1" until the optional benefit terminates.

If You choose the GMIB Plus IV, the EDB III, the GMIB Plus III or the EDB II, we require You to allocate your purchase payments and Account Value as described below under "Investment Allocation and Other Purchase Payment Restrictions for the GMIB Plus IV, the EDB III, the GMIB Plus III and the EDB II" until the optional benefit terminates.

If You choose the GLWB, we require You to allocate your purchase payments and Account Value as described below under "Investment Allocation and Other Purchase Payment Restrictions for the GLWB" until the optional benefit terminates.

Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your Contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the Prospectus describing such benefits and guarantees.

CLASSES OF THE CONTRACT

B CLASS

The B Class has a 1.25% annual Separate Account charge (1.50% in the case of the American Funds Growth-Income and American Funds Global Small Capitalization funds) and a declining seven year Withdrawal Charge on each purchase payment. If You choose the Annual Step-Up Death Benefit, the Separate Account charge would be 1.45% or, in the case of the American Funds Growth-Income and American Funds Global Small Capitalization funds, 1.70%. If You choose the optional Earnings Preservation Benefit and the Annual Step-Up Death Benefit, the Separate Account charge would be 1.70% or, in the case of the American Funds Growth-Income and American Funds Global Small Capitalization funds, 1.95%.

B PLUS CLASS

THE B PLUS CLASS (MAY ALSO BE KNOWN AS THE "BONUS CLASS" IN OUR SALES LITERATURE AND ADVERTISING)

You may purchase a Contract in the B Plus Class before your 81st birthday. If there are joint Contract Owners, the age of the oldest joint Contract Owner will be used to determine eligibility. Under the B Plus Class Contract, we currently credit 6% to each of your purchase payments made during the first Contract Year. The Bonus will be applied on a pro rata basis to the Fixed Account, if available, and the Investment Divisions of the Separate Account based upon your allocation for your purchase payments. Unless we specifically state otherwise, "purchase payments" in reference to the B Plus Class means purchase payments plus any associated bonus amounts. The B Plus Class has a 1.80% annual Separate Account charge (2.05% in the case of the American Funds Growth-Income and American Funds Global Small Capitalization funds) and a declining nine year Withdrawal Charge on each purchase payment. (See "Withdrawal Charges" for more information) If You choose the Annual Step-Up Death Benefit, the Separate Account charge would be 2.00% or, in the case of the American Funds Growth-Income and American Funds Global Small Capitalization funds, 2.25%. If You choose the optional Earnings Preservation Benefit and the Annual Step-Up Death Benefit, the Separate Account charge would be 2.25% or, in the case of the American Funds Growth-Income and American Funds Global Small Capitalization funds, 2.50%. After You have held the Contract for nine years, the Separate Account charge declines 0.55% to 1.25% with the Standard Death Benefit (1.50% in the case of the American Funds Growth-Income and American Funds Global Small Capitalization funds). After You have held the Contract for nine years, the Separate Account charge declines to 1.45% for the Annual Step-Up Death Benefit, or, in the case of the American Funds Growth-Income and American Funds Global Small Capitalization funds, 1.70%. During the pay-out phase, the Separate Account charge is 1.25% (1.50% in the case of the American Funds Growth-Income and American Funds Global Small Capitalization funds), regardless of when the Contract is annuitized.

Investment returns for the B Plus Class Contract may be lower than those for the R Class Contract if Separate Account investment performance is not sufficiently high to offset increased Separate Account charges for the B Plus Class Contract. (If the Fixed Account is available, Fixed Account rates for the B Plus Class may be lower than those declared for the other classes.)

The B Plus Class Contract may not be appropriate with certain qualified plans where there may be minimal initial purchase payments submitted in the first year.

Therefore, the choice between the B Plus Class and the R Class Contract is a judgment as to whether a higher Separate Account charge with a 6% credit is more advantageous than a lower Separate Account charge without the 6% credit.

There is no guarantee that the B Plus Class Contract will have higher returns than the R Class Contract, the other classes of the Contract, similar contracts without a bonus or any other investment. The Bonus will be credited only to purchase payments made during the first Contract Year, while an additional Separate Account charge of 0.65% for the Bonus will be assessed on all amounts in the Separate Account for the first nine years, and an additional charge of 0.10% for the Bonus will be assessed on all amounts in the Separate Account in years ten and later.

The following table demonstrates hypothetical investment returns for a B Plus Class Contract with the 6% credit compared to an R Class Contract without the Bonus. Both Contracts are assumed to have no optional benefits. The figures are based on:

a)  a $50,000 initial purchase payment with no other purchase payments;

b) deduction of the Separate Account charge at a rate of 1.80% (1.25% in years 10+) (B Plus Class Contract) and 1.15% (R Class Contract); and

c) an assumed rate of return (before Separate Account charges) for the investment choices of 7.01% for each of 12 years.

--------------------------------------------------------------------------------

                                     B Plus Class                R Class
                                (1.80% Separate Account  (1.15% Separate Account
Contract Year                  charge for first 9 years)    charge all years)
--------------------------------------------------------------------------------
1                                       $55,761                  $52,930
--------------------------------------------------------------------------------
2                                       $58,666                  $56,032
--------------------------------------------------------------------------------
3                                       $61,723                  $59,315
--------------------------------------------------------------------------------
4                                       $64,939                  $62,791
--------------------------------------------------------------------------------
5                                       $68,322                  $66,471
--------------------------------------------------------------------------------
6                                       $71,882                  $70,366
--------------------------------------------------------------------------------
7                                       $75,627                  $74,489
--------------------------------------------------------------------------------
8                                       $79,567                  $78,854
--------------------------------------------------------------------------------
9                                       $83,712                  $83,475
--------------------------------------------------------------------------------
10                                      $88,534                  $88,367
--------------------------------------------------------------------------------
11                                      $93,634                  $93,545
--------------------------------------------------------------------------------
12                                      $99,027                  $99,027
--------------------------------------------------------------------------------

Generally, the higher the rate of return, the more advantageous the B Plus Class is. The table above shows the "break-even" point, which is when the Account Value of a B Plus Class Contract will equal the Account Value of an R Class Contract, assuming equal initial purchase payments and a level rate of return. The Account Value would be higher in an R Class Contract after the break-even point under these same assumptions. The table assumes no additional purchase payments are made after the first Contract Anniversary. If additional purchase payments were made to the Contract, the rate of return would have to be higher in order to break-even by the end of the twelfth year. If additional purchase payments were made to the Contract and the rate of return remained the same, the break-even point would occur sooner.

The decision to elect the B Plus Class is irrevocable. We may make a profit from the additional Separate Account charge. The Enhanced Dollar Cost Averaging Program is not available with the B Plus Class.

The guaranteed annuity purchase rates for the B Plus Class are the same as those for the other classes of the Contract. Current annuity purchase rates for the B Plus Class may be lower than those for the other classes of the Contract.

Any 6% credit does not become yours until after the "free look" period; we retrieve it if You exercise the "free look". Your exercise of the "free look" is the only circumstance under which the 6% credit will be retrieved (commonly called "recapture"). We then will refund either your purchase payments or Account Value, depending upon your state law. In the case of a refund of Account Value, the refunded amount will include any investment performance on amounts attributable to the 6% credit. If there have been any losses from the investment performance on the amounts attributable to the 6% credit, we will bear that loss.

If we agree to permit your Beneficiary to hold the Traditional IRA Contract in your name after your death for his/her benefit, a new Contract will be issued in order to facilitate the distribution of payments. The new Contract will be issued in the same Contract class, except, if You had a B Plus Class Contract, the Contract will be issued as a B Class Contract.

C CLASS

The C Class has a 1.65% annual Separate Account charge (1.90% in the case of the American Funds Growth-Income and American Funds Global Small Capitalization funds) and no Withdrawal Charge. If You choose the Annual Step-Up Death Benefit, the Separate Account charge would be 1.85% or, in the case of the American Funds Growth-Income and American Funds Global Small Capitalization funds, 2.10%. If You choose the optional Earnings Preservation Benefit and the Annual Step-Up Death Benefit, the Separate Account charge would be 2.10% or, in the case of the American Funds Growth-Income and American Funds Global Small Capitalization funds, 2.35%. The Fixed Account, the Enhanced Dollar Cost Averaging Program, Equity Generator/SM/ and the Allocator/SM/ are not available in the C Class Contract. A money market Investment Division is available in the C Class Contract.

L CLASS

The L Class has a 1.50% annual Separate Account charge (1.75% in the case of the American Funds Growth-Income and American Funds Global Small Capitalization funds) and a declining three year Withdrawal Charge on each purchase payment. If You choose the Annual Step-Up Death Benefit, the Separate Account charge would be 1.70% or, in the case of the American Funds Growth-Income and American Funds Global Small Capitalization funds, 1.95%. If You choose the optional Earnings Preservation Benefit and the Annual Step-Up Death Benefit, the Separate Account charge would be 1.95% or, in the case of the American Funds Growth-Income and American Funds Global Small Capitalization funds, 2.20%. If the Fixed Account is available, Fixed Account rates for the L Class may be lower than those declared for the other classes.

R CLASS

The R Class has a 1.15% annual Separate Account charge (1.40% in the case of the American Funds Growth-Income and American Funds Global Small Capitalization funds) and a declining nine-year Withdrawal Charge on each purchase payment. If You choose the Annual Step-Up Death Benefit, the Separate Account charge would be 1.35% or, in the case of the American Funds Growth-Income and American Funds Global Small Capitalization funds, 1.60%. If You choose the optional Earnings Preservation Benefit and the Annual Step-Up Death Benefit, the Separate Account charge would be 1.60% or, in the case of the American Funds Growth-Income and American Funds Global Small Capitalization funds, 1.85%.

YOUR INVESTMENT CHOICES


The Metropolitan Fund, the Met Investors Fund and the American Funds(R) and each of their Portfolios are more fully described in their respective prospectuses and SAIs. The prospectuses and SAIs are available upon your request by calling us or writing to us at the phone number or address below.



                           Metropolitan Life
                           Insurance Company
                           Attn: Fulfillment Unit -
                           Preference Premier
                           P O Box 10342
                           Des Moines, IA 50306-0342
                           800-638-7732


You can also obtain information about the Portfolios (including a copy of the SAI) by accessing the Securities and Exchange Commission's website at http://www.sec.gov. The Metropolitan Fund, the Met Investors Fund and the American Funds(R) prospectuses will accompany or precede the delivery of your Contract. You should read these prospectuses carefully before making purchase payments to the Investment Divisions. All of the classes of shares available to the Contracts, Class B of the Metropolitan Fund, Class B of the Met Investors Fund (except for the American Funds(R) Balanced Allocation, American Funds(R) Bond, American Funds(R) Growth Allocation, American Funds(R) Growth and American Funds(R) Moderate Allocation Portfolios which are Class C, and the Pioneer Strategic Income Portfolio, which is Class E), and Class 2 of the American Funds(R), impose a 12b-1 Plan fee.

The investment choices are listed in alphabetical order below (based upon the Portfolio's legal names). (See "Appendix C -- Portfolio Legal and Marketing Names") The Investment Divisions generally offer the opportunity for greater returns over the long term than our Fixed Account. You should understand that each Portfolio incurs its own risk which will be dependent upon the investment decisions made by the respective Portfolio's investment manager. Furthermore, the name of a Portfolio may not be indicative of all the investments held by the Portfolio. The degree of investment risk You assume will depend on the Investment Divisions You choose. While the Investment Divisions and their comparably named Portfolios may have names, investment objectives and management which are identical or similar to publicly available mutual funds, these Investment Divisions and Portfolios are not those mutual funds. The Portfolios most likely will not have the same performance experience as any publicly available mutual fund. Since your Account Value or income payments are subject to the risks associated with investing in stocks and bonds, your Account Value or variable income payments based on amounts allocated to the Investment Divisions may go down as well as up.

Each Portfolio has different investment objectives and risks. The Portfolio prospectuses contain more detailed information on each Portfolio's investment strategy, investment managers and its fees. You may obtain a Portfolio prospectus by calling or through your registered representative. We do not guarantee the investment results of the Portfolios.

The current Portfolios are listed below, along with their Investment Manager and any Sub-Investment Manager.


                                                                                    INVESTMENT MANAGER/SUB-INVESTMENT
PORTFOLIO                                 INVESTMENT OBJECTIVE                      MANAGER
---------                                 --------------------                      -------
                                                   MET INVESTORS FUND
AB GLOBAL DYNAMIC ALLOCATION PORTFOLIO*   SEEKS CAPITAL APPRECIATION AND CURRENT    METLIFE ADVISERS, LLC
                                          INCOME.                                   SUB-INVESTMENT MANAGER:
                                                                                    ALLIANCEBERNSTEIN L.P.
ALLIANZ GLOBAL INVESTORS DYNAMIC          SEEKS TOTAL RETURN.                       METLIFE ADVISERS, LLC
MULTI-ASSET PLUS PORTFOLIO*                                                         SUB-INVESTMENT MANAGER: ALLIANZ GLOBAL
                                                                                    INVESTORS U.S. LLC
AMERICAN FUNDS(R) BALANCED ALLOCATION     SEEKS A BALANCE BETWEEN A HIGH LEVEL OF   METLIFE ADVISERS, LLC
PORTFOLIO+                                CURRENT INCOME AND GROWTH OF CAPITAL,
                                          WITH A GREATER EMPHASIS ON GROWTH OF
                                          CAPITAL.
AMERICAN FUNDS(R) GROWTH ALLOCATION       SEEKS GROWTH OF CAPITAL.                  METLIFE ADVISERS, LLC
PORTFOLIO
AMERICAN FUNDS(R) GROWTH PORTFOLIO        SEEKS TO ACHIEVE GROWTH OF CAPITAL.       METLIFE ADVISERS, LLC; CAPITAL RESEARCH
                                                                                    AND MANAGEMENT COMPANY
AMERICAN FUNDS(R) MODERATE ALLOCATION     SEEKS A HIGH TOTAL RETURN IN THE FORM     METLIFE ADVISERS, LLC
PORTFOLIO+                                OF INCOME AND GROWTH OF CAPITAL, WITH A
                                          GREATER EMPHASIS ON INCOME.
AQR GLOBAL RISK BALANCED PORTFOLIO*       SEEKS TOTAL RETURN.                       METLIFE ADVISERS, LLC
                                                                                    SUB-INVESTMENT MANAGER: AQR CAPITAL
                                                                                    MANAGEMENT, LLC
BLACKROCK GLOBAL TACTICAL STRATEGIES      SEEKS CAPITAL APPRECIATION AND CURRENT    METLIFE ADVISERS, LLC
PORTFOLIO*                                INCOME.                                   SUB-INVESTMENT MANAGER: BLACKROCK
                                                                                    FINANCIAL MANAGEMENT, INC.
CLARION GLOBAL REAL ESTATE PORTFOLIO      SEEKS TOTAL RETURN THROUGH INVESTMENT     METLIFE ADVISERS, LLC
                                          IN REAL ESTATE SECURITIES, EMPHASIZING    SUB-INVESTMENT MANAGER: CBRE CLARION
                                          BOTH CAPITAL APPRECIATION AND CURRENT     SECURITIES LLC
                                          INCOME.
CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO   SEEKS CAPITAL APPRECIATION.               METLIFE ADVISERS, LLC
                                                                                    SUB-INVESTMENT MANAGER: CLEARBRIDGE
                                                                                    INVESTMENTS, LLC
HARRIS OAKMARK INTERNATIONAL PORTFOLIO    SEEKS LONG-TERM CAPITAL APPRECIATION.     METLIFE ADVISERS, LLC
                                                                                    SUB-INVESTMENT MANAGER: HARRIS
                                                                                    ASSOCIATES L.P.
INVESCO BALANCED-RISK ALLOCATION          SEEKS TOTAL RETURN.                       METLIFE ADVISERS, LLC
PORTFOLIO*                                                                          SUB-INVESTMENT MANAGER: INVESCO
                                                                                    ADVISERS, INC.
INVESCO MID CAP VALUE PORTFOLIO           SEEKS HIGH TOTAL RETURN BY INVESTING IN   METLIFE ADVISERS, LLC
                                          EQUITY SECURITIES OF MID-SIZED            SUB-INVESTMENT MANAGER: INVESCO
                                          COMPANIES.                                ADVISERS, INC.
INVESCO SMALL CAP GROWTH PORTFOLIO        SEEKS LONG-TERM GROWTH OF CAPITAL.        METLIFE ADVISERS, LLC
                                                                                    SUB-INVESTMENT MANAGER: INVESCO
                                                                                    ADVISERS, INC.
JPMORGAN CORE BOND PORTFOLIO              SEEKS TO MAXIMIZE TOTAL RETURN.           METLIFE ADVISERS, LLC
                                                                                    SUB-INVESTMENT MANAGER: J.P. MORGAN
                                                                                    INVESTMENT MANAGEMENT INC.
JPMORGAN GLOBAL ACTIVE ALLOCATION         SEEKS CAPITAL APPRECIATION AND CURRENT    METLIFE ADVISERS, LLC
PORTFOLIO*                                INCOME.                                   SUB-INVESTMENT MANAGER: J.P. MORGAN
                                                                                    INVESTMENT MANAGEMENT INC.
JPMORGAN SMALL CAP VALUE PORTFOLIO        SEEKS LONG-TERM CAPITAL GROWTH.           METLIFE ADVISERS, LLC
                                                                                    SUB-INVESTMENT MANAGER: J.P. MORGAN
                                                                                    INVESTMENT MANAGEMENT INC.
LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO    SEEKS HIGH TOTAL INVESTMENT RETURN        METLIFE ADVISERS, LLC
                                          THROUGH A COMBINATION OF CAPITAL          SUB-INVESTMENT MANAGER: LOOMIS, SAYLES
                                          APPRECIATION AND INCOME.                  & COMPANY, L.P.
LORD ABBETT BOND DEBENTURE PORTFOLIO      SEEKS HIGH CURRENT INCOME AND THE         METLIFE ADVISERS, LLC
                                          OPPORTUNITY FOR CAPITAL APPRECIATION TO   SUB-INVESTMENT MANAGER: LORD, ABBETT &
                                          PRODUCE A HIGH TOTAL RETURN.              CO. LLC
MET/EATON VANCE FLOATING RATE PORTFOLIO   SEEKS A HIGH LEVEL OF CURRENT INCOME.     METLIFE ADVISERS, LLC
                                                                                    SUB-INVESTMENT MANAGER: EATON VANCE
                                                                                    MANAGEMENT

PORTFOLIO                                  INVESTMENT OBJECTIVE                       INVESTMENT MANAGER/SUB-INVESTMENT MANAGER
---------                                  --------------------                       -----------------------------------------
MET/FRANKLIN LOW DURATION TOTAL RETURN     SEEKS A HIGH LEVEL OF CURRENT INCOME,      METLIFE ADVISERS, LLC
PORTFOLIO                                  WHILE SEEKING PRESERVATION OF              SUB-INVESTMENT MANAGER: FRANKLIN
                                           SHAREHOLDERS' CAPITAL.                     ADVISERS, INC.
MET/TEMPLETON INTERNATIONAL BOND           SEEKS CURRENT INCOME WITH CAPITAL          METLIFE ADVISERS, LLC
PORTFOLIO#                                 APPRECIATION AND GROWTH OF INCOME.         SUB-INVESTMENT MANAGER: FRANKLIN
                                                                                      ADVISERS, INC.
METLIFE ASSET ALLOCATION 100 PORTFOLIO     SEEKS GROWTH OF CAPITAL.                   METLIFE ADVISERS, LLC
METLIFE BALANCED PLUS PORTFOLIO*           SEEKS A BALANCE BETWEEN A HIGH LEVEL OF    METLIFE ADVISERS, LLC
                                           CURRENT INCOME AND GROWTH OF CAPITAL,      SUB-INVESTMENT MANAGER: OVERLAY PORTION:
                                           WITH A GREATER EMPHASIS ON GROWTH OF       PACIFIC INVESTMENT MANAGEMENT COMPANY LLC
                                           CAPITAL.
METLIFE MULTI-INDEX TARGETED RISK          SEEKS A BALANCE BETWEEN GROWTH OF CAPITAL  METLIFE ADVISERS, LLC
PORTFOLIO*                                 AND CURRENT INCOME, WITH A GREATER         SUB-INVESTMENT MANAGER: OVERLAY PORTION:
                                           EMPHASIS ON GROWTH OF CAPITAL.             METLIFE INVESTMENT MANAGEMENT, LLC
MFS(R) EMERGING MARKETS EQUITY PORTFOLIO   SEEKS CAPITAL APPRECIATION.                METLIFE ADVISERS, LLC
                                                                                      SUB-INVESTMENT MANAGER: MASSACHUSETTS
                                                                                      FINANCIAL SERVICES COMPANY
MFS(R) RESEARCH INTERNATIONAL PORTFOLIO    SEEKS CAPITAL APPRECIATION.                METLIFE ADVISERS, LLC
                                                                                      SUB-INVESTMENT MANAGER: MASSACHUSETTS
                                                                                      FINANCIAL SERVICES COMPANY
MORGAN STANLEY MID CAP GROWTH PORTFOLIO    SEEKS CAPITAL APPRECIATION.                METLIFE ADVISERS, LLC
                                                                                      SUB-INVESTMENT MANAGER: MORGAN STANLEY
                                                                                      INVESTMENT MANAGEMENT INC.
OPPENHEIMER GLOBAL EQUITY PORTFOLIO        SEEKS CAPITAL APPRECIATION.                METLIFE ADVISERS, LLC
                                                                                      SUB-INVESTMENT MANAGER: OPPENHEIMERFUNDS,
                                                                                      INC.
PANAGORA GLOBAL DIVERSIFIED RISK           SEEKS TOTAL RETURN.                        METLIFE ADVISERS, LLC
PORTFOLIO*                                                                            SUB-INVESTMENT MANAGER: PANAGORA ASSET
                                                                                      MANAGEMENT, INC.
PIMCO INFLATION PROTECTED BOND PORTFOLIO   SEEKS MAXIMUM REAL RETURN, CONSISTENT      METLIFE ADVISERS, LLC
                                           WITH PRESERVATION OF CAPITAL AND PRUDENT   SUB-INVESTMENT MANAGER: PACIFIC
                                           INVESTMENT MANAGEMENT.                     INVESTMENT MANAGEMENT COMPANY LLC
PIMCO TOTAL RETURN PORTFOLIO               SEEKS MAXIMUM TOTAL RETURN, CONSISTENT     METLIFE ADVISERS, LLC
                                           WITH THE PRESERVATION OF CAPITAL AND       SUB-INVESTMENT MANAGER: PACIFIC
                                           PRUDENT INVESTMENT MANAGEMENT.             INVESTMENT MANAGEMENT COMPANY LLC
PIONEER STRATEGIC INCOME PORTFOLIO         SEEKS A HIGH LEVEL OF CURRENT INCOME.      METLIFE ADVISERS, LLC
                                                                                      SUB-INVESTMENT MANAGER: PIONEER
                                                                                      INVESTMENT MANAGEMENT, INC.
PYRAMIS(R) GOVERNMENT INCOME PORTFOLIO*    SEEKS A HIGH LEVEL OF CURRENT INCOME,      METLIFE ADVISERS, LLC
                                           CONSISTENT WITH PRESERVATION OF PRINCIPAL. SUB-INVESTMENT MANAGER: PYRAMIS GLOBAL
                                                                                      ADVISORS, LLC
PYRAMIS(R) MANAGED RISK PORTFOLIO*         SEEKS TOTAL RETURN.                        METLIFE ADVISERS, LLC
                                                                                      SUB-INVESTMENT MANAGER: PYRAMIS GLOBAL
                                                                                      ADVISORS, LLC
SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO*    SEEKS CAPITAL APPRECIATION AND CURRENT     METLIFE ADVISERS, LLC
                                           INCOME.                                    SUB-INVESTMENT MANAGER: SCHRODER
                                                                                      INVESTMENT MANAGEMENT NORTH AMERICA INC.
                                                                                      AND SCHRODER INVESTMENT MANAGEMENT NORTH
                                                                                      AMERICA LIMITED
SSGA GROWTH AND INCOME ETF PORTFOLIO+      SEEKS GROWTH OF CAPITAL AND INCOME.        METLIFE ADVISERS, LLC
                                                                                      SUB-INVESTMENT MANAGER: SSGA FUNDS
                                                                                      MANAGEMENT, INC.
SSGA GROWTH ETF PORTFOLIO                  SEEKS GROWTH OF CAPITAL.                   METLIFE ADVISERS, LLC
                                                                                      SUB-INVESTMENT MANAGER: SSGA FUNDS
                                                                                      MANAGEMENT, INC.
T. ROWE PRICE MID CAP GROWTH PORTFOLIO     SEEKS LONG-TERM GROWTH OF CAPITAL.         METLIFE ADVISERS, LLC
                                                                                      SUB-INVESTMENT MANAGER: T. ROWE PRICE
                                                                                      ASSOCIATES, INC.

                                                                                  INVESTMENT MANAGER/SUB-INVESTMENT
PORTFOLIO                                INVESTMENT OBJECTIVE                     MANAGER
---------                                --------------------                     -------
WMC LARGE CAP RESEARCH PORTFOLIO         SEEKS LONG-TERM CAPITAL APPRECIATION.    METLIFE ADVISERS, LLC
                                                                                  SUB-INVESTMENT MANAGER: WELLINGTON
                                                                                  MANAGEMENT COMPANY LLP
                                                    METROPOLITAN FUND
BAILLIE GIFFORD INTERNATIONAL STOCK      SEEKS LONG-TERM GROWTH OF CAPITAL.       METLIFE ADVISERS, LLC
PORTFOLIO                                                                         SUB-INVESTMENT MANAGER: BAILLIE GIFFORD
                                                                                  OVERSEAS LIMITED
BARCLAYS AGGREGATE BOND INDEX PORTFOLIO* SEEKS TO TRACK THE PERFORMANCE OF THE    METLIFE ADVISERS, LLC
                                         BARCLAYS U.S. AGGREGATE BOND INDEX.      SUB-INVESTMENT MANAGER: METLIFE
                                                                                  INVESTMENT MANAGEMENT, LLC
BLACKROCK BOND INCOME PORTFOLIO          SEEKS A COMPETITIVE TOTAL RETURN         METLIFE ADVISERS, LLC
                                         PRIMARILY FROM INVESTING IN              SUB-INVESTMENT MANAGER: BLACKROCK
                                         FIXED-INCOME SECURITIES.                 ADVISORS, LLC
BLACKROCK CAPITAL APPRECIATION PORTFOLIO SEEKS LONG-TERM GROWTH OF CAPITAL.       METLIFE ADVISERS, LLC
                                                                                  SUB-INVESTMENT MANAGER: BLACKROCK
                                                                                  ADVISORS, LLC
BLACKROCK LARGE CAP VALUE PORTFOLIO      SEEKS LONG-TERM GROWTH OF CAPITAL.       METLIFE ADVISERS, LLC
                                                                                  SUB-INVESTMENT MANAGER: BLACKROCK
                                                                                  ADVISORS, LLC
BLACKROCK MONEY MARKET PORTFOLIO         SEEKS A HIGH LEVEL OF CURRENT INCOME     METLIFE ADVISERS, LLC
                                         CONSISTENT WITH PRESERVATION OF CAPITAL. SUB-INVESTMENT MANAGER: BLACKROCK
                                                                                  ADVISORS, LLC
FRONTIER MID CAP GROWTH PORTFOLIO        SEEKS MAXIMUM CAPITAL APPRECIATION.      METLIFE ADVISERS, LLC
                                                                                  SUB-INVESTMENT MANAGER: FRONTIER
                                                                                  CAPITAL MANAGEMENT COMPANY, LLC
JENNISON GROWTH PORTFOLIO                SEEKS LONG-TERM GROWTH OF CAPITAL.       METLIFE ADVISERS, LLC
                                                                                  SUB-INVESTMENT MANAGER: JENNISON
                                                                                  ASSOCIATES LLC
LOOMIS SAYLES SMALL CAP CORE PORTFOLIO   SEEKS LONG-TERM CAPITAL GROWTH FROM      METLIFE ADVISERS, LLC
                                         INVESTMENTS IN COMMON STOCKS OR OTHER    SUB-INVESTMENT MANAGER: LOOMIS, SAYLES
                                         EQUITY SECURITIES.                       & COMPANY, L.P.
MET/ARTISAN MID CAP VALUE PORTFOLIO      SEEKS LONG-TERM CAPITAL GROWTH.          METLIFE ADVISERS, LLC
                                                                                  SUB-INVESTMENT MANAGER: ARTISAN
                                                                                  PARTNERS LIMITED PARTNERSHIP
MET/DIMENSIONAL INTERNATIONAL SMALL      SEEKS LONG-TERM CAPITAL APPRECIATION.    METLIFE ADVISERS, LLC
COMPANY PORTFOLIO                                                                 SUB-INVESTMENT MANAGER: DIMENSIONAL
                                                                                  FUND ADVISORS LP
METLIFE ASSET ALLOCATION 20 PORTFOLIO+   SEEKS A HIGH LEVEL OF CURRENT INCOME,    METLIFE ADVISERS, LLC
                                         WITH GROWTH OF CAPITAL AS A SECONDARY
                                         OBJECTIVE.
METLIFE ASSET ALLOCATION 40 PORTFOLIO+   SEEKS HIGH TOTAL RETURN IN THE FORM OF   METLIFE ADVISERS, LLC
                                         INCOME AND GROWTH OF CAPITAL, WITH A
                                         GREATER EMPHASIS ON INCOME.
METLIFE ASSET ALLOCATION 60 PORTFOLIO+   SEEKS A BALANCE BETWEEN A HIGH LEVEL OF  METLIFE ADVISERS, LLC
                                         CURRENT INCOME AND GROWTH OF CAPITAL,
                                         WITH A GREATER EMPHASIS ON GROWTH OF
                                         CAPITAL.
METLIFE ASSET ALLOCATION 80 PORTFOLIO    SEEKS GROWTH OF CAPITAL.                 METLIFE ADVISERS, LLC
METLIFE MID CAP STOCK INDEX PORTFOLIO    SEEKS TO TRACK THE PERFORMANCE OF THE    METLIFE ADVISERS, LLC
                                         STANDARD & POOR'S MIDCAP 400(R)          SUB-INVESTMENT MANAGER: METLIFE
                                         COMPOSITE STOCK PRICE INDEX.             INVESTMENT MANAGEMENT, LLC
METLIFE STOCK INDEX PORTFOLIO            SEEKS TO TRACK THE PERFORMANCE OF THE    METLIFE ADVISERS, LLC
                                         STANDARD & POOR'S 500(R) COMPOSITE       SUB-INVESTMENT MANAGER: METLIFE
                                         STOCK PRICE INDEX.                       INVESTMENT MANAGEMENT, LLC
MFS(R) TOTAL RETURN PORTFOLIO            SEEKS A FAVORABLE TOTAL RETURN THROUGH   METLIFE ADVISERS, LLC
                                         INVESTMENT IN A DIVERSIFIED PORTFOLIO.   SUB-INVESTMENT MANAGER: MASSACHUSETTS
                                                                                  FINANCIAL SERVICES COMPANY

                                                                                  INVESTMENT MANAGER/SUB-INVESTMENT
PORTFOLIO                                INVESTMENT OBJECTIVE                     MANAGER
---------                                --------------------                     -------
MFS(R) VALUE PORTFOLIO                   SEEKS CAPITAL APPRECIATION.              METLIFE ADVISERS, LLC
                                                                                  SUB-INVESTMENT MANAGER: MASSACHUSETTS
                                                                                  FINANCIAL SERVICES COMPANY
MSCI EAFE(R) INDEX PORTFOLIO             SEEKS TO TRACK THE PERFORMANCE OF THE    METLIFE ADVISERS, LLC
                                         MSCI EAFE(R) INDEX.                      SUB-INVESTMENT MANAGER: METLIFE
                                                                                  INVESTMENT MANAGEMENT, LLC
NEUBERGER BERMAN GENESIS PORTFOLIO       SEEKS HIGH TOTAL RETURN, CONSISTING      METLIFE ADVISERS, LLC
                                         PRINCIPALLY OF CAPITAL APPRECIATION.     SUB-INVESTMENT MANAGER: NEUBERGER
                                                                                  BERMAN MANAGEMENT LLC
RUSSELL 2000(R) INDEX PORTFOLIO          SEEKS TO TRACK THE PERFORMANCE OF THE    METLIFE ADVISERS, LLC
                                         RUSSELL 2000(R) INDEX.                   SUB-INVESTMENT MANAGER: METLIFE
                                                                                  INVESTMENT MANAGEMENT, LLC
T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO SEEKS LONG-TERM GROWTH OF CAPITAL.       METLIFE ADVISERS, LLC
                                                                                  SUB-INVESTMENT MANAGER: T. ROWE PRICE
                                                                                  ASSOCIATES, INC.
T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO SEEKS LONG-TERM CAPITAL GROWTH.          METLIFE ADVISERS, LLC
                                                                                  SUB-INVESTMENT MANAGER: T. ROWE PRICE
                                                                                  ASSOCIATES, INC.
VAN ECK GLOBAL NATURAL RESOURCES         SEEKS LONG-TERM CAPITAL APPRECIATION     METLIFE ADVISERS, LLC
PORTFOLIO#                               WITH INCOME AS A SECONDARY               SUB-INVESTMENT MANAGER: VAN ECK
                                         CONSIDERATION.                           ASSOCIATES CORPORATION
WESTERN ASSET MANAGEMENT U.S.            SEEKS TO MAXIMIZE TOTAL RETURN           METLIFE ADVISERS, LLC
GOVERNMENT PORTFOLIO                     CONSISTENT WITH PRESERVATION OF CAPITAL  SUB-INVESTMENT MANAGER: WESTERN ASSET
                                         AND MAINTENANCE OF LIQUIDITY.            MANAGEMENT COMPANY
WMC CORE EQUITY OPPORTUNITIES PORTFOLIO  SEEKS TO PROVIDE A GROWING STREAM OF     METLIFE ADVISERS, LLC
                                         INCOME OVER TIME AND, SECONDARILY,       SUB-INVESTMENT MANAGER: WELLINGTON
                                         LONG-TERM CAPITAL APPRECIATION AND       MANAGEMENT COMPANY LLP
                                         CURRENT INCOME.
                                                    AMERICAN FUNDS(R)
AMERICAN FUNDS GLOBAL SMALL              SEEKS LONG-TERM GROWTH OF CAPITAL.       CAPITAL RESEARCH AND MANAGEMENT COMPANY
CAPITALIZATION FUND
AMERICAN FUNDS GROWTH-INCOME FUND        SEEKS LONG-TERM GROWTH OF CAPITAL AND    CAPITAL RESEARCH AND MANAGEMENT COMPANY
                                         INCOME.


  # These Portfolios are only available to those who have elected the GMIB Plus
    IV, the GMIB Plus III, the EDB III or the EDB II. (See "Your Investment Choices -- Investment Allocation Restrictions For Certain Optional Benefits--Investment Allocation and Other Purchase Payment Restrictions for the GMIB Plus IV, the EDB III, the GMIB Plus III and the EDB II.")

  * If You elect a GMIB Max, GMIB Max and EDB Max or GWB v1, You must allocate all of Your purchase payments and Account Value among these Portfolios. (See "Your Investment Choices--Investment Allocation Restrictions For Certain Optional Benefits.") If You elect the GLWB, You must allocate at least 80% of Your purchase payments and Account Value among these Portfolios. (See "Your Investment Choices -- Investment Allocation Restrictions for Certain Optional Benefits.") These Portfolios are also available for investment if You do not elect the GLWB, GMIB Max, EDB Max or GWB v1.

  + If You elect the GLWB, You are permitted to allocate up to 20% of Your purchase payments and Account Value among these Portfolios. (See "Your Investment Choices--Investment Allocation Restrictions For Certain Optional Benefits.") These Portfolios are also available for investment if You do not elect GLWB.

Some of the investment choices may not be available under the terms of your Contract. Your Contract or other correspondence we provide You will indicate the Investment Divisions that are available to You. The BlackRock Money Market Division is only available in Class C Contracts, and in Contracts issued in New York State or Washington State with any living benefit or the EDB. The Met/Templeton International Bond Investment Division and the Van Eck Global Natural Resources Investment Division are only available to those who have elected the GMIB Plus IV, the EDB III, the GMIB Plus III or the EDB II.

Your investment choices also may be limited because:

..   We have restricted the available Investment Divisions.

..   Some of the Investment Divisions are not approved in your state.

INVESTMENT CHOICES WHICH ARE FUND OF FUNDS

The following portfolios available within the Metropolitan Series Fund and Met Investors Series Trust, are "fund of funds":

MetLife Asset Allocation 20 Portfolio
MetLife Asset Allocation 40 Portfolio
MetLife Asset Allocation 60 Portfolio
MetLife Asset Allocation 80 Portfolio
MetLife Asset Allocation 100 Portfolio
American Funds(R) Balanced Allocation Portfolio
American Funds(R) Growth Allocation Portfolio
American Funds(R) Moderate Allocation Portfolio

SSGA Growth ETF Portfolio
SSGA Growth and Income ETF Portfolio

MetLife Balanced Plus Portfolio
BlackRock Global Tactical Strategies Portfolio
MetLife Multi-Index Targeted Risk Portfolio
Pyramis(R) Managed Risk Portfolio


"Fund of funds" Portfolios invest substantially all of their assets in other portfolios or, with respect to the SSGA Growth ETF Portfolio and the SSGA Growth and Income ETF Portfolio, other exchange-traded funds ("Underlying ETFs"). Therefore, each of these Portfolios will bear its pro rata share of the fees and expenses incurred by the underlying portfolios or Underlying ETFs in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios or Underlying ETFs in which the fund of funds Portfolio invests. You may be able to realize lower aggregate expenses by investing directly in the underlying portfolios and Underlying ETFs instead of investing in the fund of funds Portfolios, if such underlying portfolios or Underlying ETFs are available under the Contract. However, no Underlying ETFs and only some of the underlying portfolios are available under the Contract.


INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN OPTIONAL BENEFITS

INVESTMENT ALLOCATION AND OTHER PURCHASE PAYMENT RESTRICTIONS FOR THE GMIB MAX, THE EDB MAX AND THE GWB V1

If You elect the GMIB Max V or the EDB Max V, or if You elected the GMIB Max IV or the EDB Max IV, the GMIB Max III or the EDB Max III, the GMIB Max II or the EDB Max II (all eight optional benefits are referred to collectively as the "GMIB Max and EDB Max optional benefits"), or if You elect the GWB v1 optional benefit, You may allocate your purchase payments and Account Value only among the following investment choices:


(a)AB Global Dynamic Allocation


(b)Allianz Global Investors Dynamic Multi-Asset Plus

(c)AQR Global Risk Balanced

(d)BlackRock Global Tactical Strategies

(e)Invesco Balanced-Risk Allocation

(f)JPMorgan Global Active Allocation

(g)MetLife Balanced Plus

(h)MetLife Multi-Index Targeted Risk

(i)PanAgora Global Diversified Risk

(j)Pyramis(R) Managed Risk

(k)Schroders Global Multi-Asset

In addition, You may allocate purchase payments and Account Value to the Barclays Aggregate Bond Index Portfolio and the Pyramis(R) Government Income Portfolio investment choices. You will not be able to allocate Purchase Payments or Account Value to the Fixed Account or to a money market portfolio. No other investment choices are available with the GMIB Max, the EDB Max and the GWB v1 optional benefits.

The investment choices listed above (other than the Barclays Aggregate Bond Index Portfolio and the Pyramis(R) Government Income Portfolio) have investment strategies intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under the GMIB Max, the EDB Max and the GWB v1 optional benefits. For example, certain of the investment portfolios are managed in a way that is intended to minimize volatility of returns and hedge against the effects of interest rate changes. Other investment options that are available if the GMIB Max, the EDB Max and the GWB v1 optional benefits are not selected may offer the potential for higher returns. Before You select a GMIB Max, an EDB Max or GWB v1 optional benefit, You and your financial representative should carefully consider whether the investment choices available with the GMIB Max, the EDB Max and the GWB v1 optional benefits meet your investment objectives and risk tolerance.

You may also allocate purchase payments to the Enhanced Dollar Cost Averaging ("EDCA") program, provided that your destination investment choices are one or more of the investment choices listed above. If You elect the GMIB Max, the EDB Max or the GWB v1 optional benefits, You may not participate in other dollar cost averaging programs or choose any of the automated investment strategies.

RESTRICTIONS ON INVESTMENT ALLOCATIONS AFTER AN OPTIONAL BENEFIT
TERMINATES. If You elected a GMIB Max optional benefit and it terminates, or if You elected both a GMIB Max optional benefit and the corresponding EDB Max optional benefit and both optional benefits terminate, or if You elected the GWB v1 optional benefit and it terminates, the investment allocation restrictions described above will no longer apply and You will be permitted to allocate subsequent purchase payments or transfer Account Value to any of the available investment choices, but not to the Fixed Account. However, if You elected both the GMIB Max optional benefit and the corresponding EDB Max optional benefit, and only the GMIB Max optional benefit has terminated, the investment allocation restrictions described above under "Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max, the EDB Max and the GWB v1" will continue to apply. (For information on the termination of the GMIB Max, the EDB Max and the GWB v1 optional benefits, see the descriptions of the GMIB Max V, the GMIB Max IV, the GMIB Max III, GMIB Max II and the GWB v1 in the "Living Benefits -- Guaranteed Income Benefits" and "Living Benefits -- Guaranteed Withdrawal Benefit" sections and for the descriptions of the EDB Max V, the EDB Max IV, the EDB Max III and EDB Max II, see the "Death Benefit" section.)

RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS -- GMIB MAX AND EDB MAX.   The
following subsections describe potential and current restrictions on subsequent purchase payments for GMIB Max and EDB Max optional benefits. As of the date of this Prospectus, only Contracts issued with the GMIB Max II or the GMIB Max II and EDB Max II, the GMIB Max III or the GMIB Max III and EDB Max III or the GMIB Max IV, or the GMIB Max IV and EDB Max IV during the time period specified in the "Current Restrictions on Subsequent Purchase Payments" section below are subject to restrictions on subsequent purchase payments.

POTENTIAL RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. In the future, we may choose not to permit owners of existing Contracts with the GMIB Max V, the GMIB Max IV, the GMIB Max III or the GMIB Max II optional benefit to make subsequent purchase payments if: (a) that GMIB Max optional benefit is no longer available to new customers, or (b) we make certain changes to the terms of that GMIB Max optional benefit offered to new customers (for example, if we change the optional benefit charge; see your Contract schedule for a list of the other changes). Similarly, in the future, we may choose not to permit owners of existing Contracts with the EDB Max V, the EDB Max IV, the EDB Max III or the EDB

Max II optional benefit to make subsequent purchase payments if: (a) that EDB Max optional benefit is no longer available to new customers, or (b) we make certain changes to the terms of that EDB Max optional benefit offered to new customers (see your Contract schedule for a list of the changes). We will notify owners of Contracts with the GMIB Max or the EDB Max optional benefit in advance if we impose restrictions on subsequent purchase payments. If we impose restrictions on subsequent purchase payments, Contract Owners will still be permitted to transfer Account Value among the investment choices listed above.

For Contracts issued in all states, if we have imposed restrictions on subsequent purchase payments on your Contract, we will permit You to make a subsequent purchase payment when either of the following conditions apply to your Contract: (a) your Account Value is below the minimum described in "When We Can Cancel Your Contract"; or (b) the optional benefit charge is greater than your Account Value.

CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS.

  . If we received your application and necessary information, in Good Order, at your Administrative Office before the close of the New York Stock Exchange on December 2, 2011, and You elected the GMIB Max II (or the GMIB Max II and the corresponding EDB Max II), we will not accept subsequent purchase payments from You after the close of the New York Stock Exchange on August 9, 2013. However, we will accept a subsequent purchase payment received after August 9, 2013 if the purchase payment was initiated by paperwork for a direct transfer or an exchange under
      Section 1035 of the Code that we accepted, and which was received by your Administrative Office in Good Order, before the close of the New York Stock Exchange on August 9, 2013.

  . If we received your application and necessary information, in Good Order, at your Administrative Office after the close of the New York Stock Exchange on December 2, 2011, and You elected the GMIB Max II (or the GMIB Max II and the corresponding EDB Max II), we will not accept subsequent purchase payments from You after the close of the New York Stock Exchange on April 27, 2012. However, we will accept a subsequent purchase payment received after April 27, 2012 if the purchase payment was initiated by paperwork for a direct transfer or an exchange under
      Section 1035 of the Code that we accepted, and which was received by your Administrative Office in Good Order, before the close of the New York Stock Exchange on March 30, 2012.

  . If You elected the GMIB Max III or GMIB Max IV (or the GMIB Max III or GMIB Max IV and the corresponding EDB Max III or EDB Max IV), we will not accept subsequent purchase payments from You after the close of the New York Stock Exchange on August 9, 2013. However, we will accept a subsequent purchase payment received after August 9, 2013 if the purchase payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Code that we accepted, and which was received by your Administrative Office in Good Order, before the close of the New York Stock Exchange on August 9, 2013.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS AFTER GMIB MAX OPTIONAL BENEFIT TERMINATES. If the GMIB Max II, GMIB Max III, or GMIB Max IV optional benefit terminates (see "Living Benefits -- Operation of the GMIB -- Terminating the GMIB Optional Benefit"), or if you elected both the GMIB Max II, GMIB Max III, GMIB Max IV optional benefit and the corresponding EDB Max II, EDB Max III, or EDB Max IV optional benefit and they both terminate, the restrictions on subsequent Purchase Payments described above will no longer apply. However, if you elected both the GMIB Max II, GMIB Max III, GMIB Max IV optional benefit and the corresponding EDB Max II, EDB Max III, or EDB Max IV optional benefit, and only the GMIB Max optional benefit has terminated, the restrictions on subsequent purchase payments described above will continue to apply.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS -- GWB V1. While the GWB v1 is in effect, You are limited to making purchase payments within the GWB Purchase Payment Period (see "Living Benefits -- GWB Rate Table"). However, we will permit You to make a subsequent purchase payment after the GWB purchase payment Period when either of the following conditions apply to your Contract: (a) your Account Value is below the minimum described in "When We Can

Cancel Your Contract"; or (b) the GWB v1 optional benefit charge is greater than your Account Value. If the GWB v1 optional benefit is cancelled (see "Living Benefits -- Operation of the GWB -- Cancellation and Guaranteed Principal Adjustment") or terminated (see "Living Benefits -- Operation of the GWB -- Termination of the GWB Optional Benefit"), the restriction on subsequent purchase payments no longer applies.

INVESTMENT ALLOCATION RESTRICTIONS--CALIFORNIA FREE LOOK REQUIREMENTS FOR PURCHASERS AGE 60 AND OVER. If You elect a GMIB Max, EDB Max or GWB v1 optional benefit and You are a California purchaser aged 60 and older, You may allocate your purchase payments to the BlackRock Money Market Portfolio during the free look period. After the free look expires, your Account Value will automatically be transferred to one or more of the investment choices listed above, according to the allocation instructions You have given us. If You allocate your purchase payments to the BlackRock Money Market Portfolio and the Contract is cancelled during the free look period, we will give You back your purchase payments. If You do not allocate your purchase payments to the BlackRock Money Market Portfolio and the Contract is cancelled during the free look, You will only be entitled to a refund of the Contract's Account Value, which may be less than the purchase payments made to the Contract. (See "Free Look" for more information.)

INVESTMENT ALLOCATION AND OTHER PURCHASE PAYMENT RESTRICTIONS FOR THE GMIB PLUS IV, THE EDB III, THE GMIB PLUS III AND THE EDB II

If You elect the GMIB Plus IV, the EDB III, the GMIB Plus III or the EDB II, You must comply with certain investment allocation restrictions. Specifically, You must allocate according to either Option (A) or Option (B) (the "Option (B) Investment Allocation Restrictions") below. The Enhanced Dollar Cost Averaging Program is available in either Option (A) or Option (B). Only certain of the dollar cost averaging programs and automated investment strategies are available under Option (A) and Option (B). (See "Optional Enhanced Dollar Cost Averaging Program, Optional Dollar Cost Averaging Programs and Automated Investment Strategies" in this section and the charts titled "Optional Dollar Cost Averaging and Optional Enhanced Dollar Cost Averaging ("EDCA") Programs" and "Optional Automated Investment Strategies").

(A)You must allocate:


  . 100% of your purchase payments or Account Value among the AB Global Dynamic Allocation Investment Division, Allianz Global Investors Dynamic Multi-Asset Plus Investment Division, American Funds(R) Balanced Allocation Investment Division, American Funds(R) Moderate Allocation Investment Division, AQR Global Risk Balanced Investment Division, BlackRock Global Tactical Strategies Investment Division, Invesco Balanced-Risk Allocation Investment Division, JPMorgan Global Active Allocation Investment Division, MetLife Balanced Plus Investment Division, MetLife Asset Allocation 20 Investment Division, MetLife Asset Allocation 40 Investment Division, MetLife Asset Allocation 60 Investment Division, MetLife Multi-Index Targeted Risk Investment Division, PanAgora Global Diversified Risk Investment Division, Pyramis(R) Managed Risk Investment Division, Schroders Global Multi-Asset Investment Division, SSGA Growth and Income ETF Investment Division, and/or the Fixed Account and the BlackRock Money Market Investment Division (where available) (You may also allocate purchase payments to the EDCA program, provided that your destination portfolios are one or more of the above listed Investment Divisions; You may not allocate purchase payments to the Dollar Cost Averaging programs).


   OR

(B)You must allocate:

  . AT LEAST 30% of purchase payments or Account Value to Platform 1 investment choices and/or to the Fixed Account and the BlackRock Money Market Investment Division (where available);

  . UP TO 70% of purchase payments or Account Value to Platform 2 investment choices;

  . UP TO 15% of purchase payments or Account Value to Platform 3 investment choices; and

  . UP TO 15% of purchase payments or Account Value to Platform 4 investment choices.


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
SUBSEQUENT PURCHASE PAYMENTS

Subsequent purchase payments must be allocated in accordance with the above limitations. When allocating according to Option (B) above, it is important to remember that the entire Account Value will be immediately reallocated according to any new allocation instructions that accompany a subsequent purchase payment if the new allocation instructions differ from those previously received on the Contract. Allocating according to Option (B) does not permit You to specify different allocations for individual purchase payments. Due to the rebalancing and reallocation requirements of Option (B), the entire Account Value will be immediately allocated according to the most recently provided allocation instructions.

EXAMPLE:
Your Account Value is $100,000 and You have allocated 70% to the American Funds(R) Growth Investment Division and 30% to the PIMCO Total Return Investment Division using Option (B). You make a subsequent purchase payment of $5,000 and provide instructions to allocate that payment 100% to the BlackRock Bond Income Investment Division. As a result, your entire Account Value of $105,000 will then be reallocated to the BlackRock Bond Income Investment Division.

The investment choices in each platform are as follows:


PLATFORM 1
            BARCLAYS AGGREGATE BOND INDEX
            BLACKROCK BOND INCOME
            JPMORGAN CORE BOND
            MET/FRANKLIN LOW DURATION TOTAL RETURN
            PIMCO INFLATION PROTECTED BOND
            PIMCO TOTAL RETURN
            PYRAMIS(R) GOVERNMENT INCOME
            WESTERN ASSET MANAGEMENT U.S. GOVERNMENT
PLATFORM 2
            AB GLOBAL DYNAMIC ALLOCATION                       METLIFE ASSET ALLOCATION 100
            ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS  METLIFE BALANCED PLUS
            AMERICAN FUNDS(R) GROWTH                           METLIFE MULTI-INDEX TARGETED RISK
            AMERICAN FUNDS GROWTH-INCOME                       METLIFE STOCK INDEX
            AQR GLOBAL RISK BALANCED                           MFS(R) RESEARCH INTERNATIONAL
            BAILLIE GIFFORD INTERNATIONAL STOCK                MFS(R) TOTAL RETURN
            BLACKROCK CAPITAL APPRECIATION                     MFS(R) VALUE
            BLACKROCK GLOBAL TACTICAL STRATEGIES               MSCI EAFE(R) INDEX
            BLACKROCK LARGE CAP VALUE                          OPPENHEIMER GLOBAL EQUITY
            CLEARBRIDGE AGGRESSIVE GROWTH                      PANAGORA GLOBAL DIVERSIFIED RISK
            HARRIS OAKMARK INTERNATIONAL                       PIONEER STRATEGIC INCOME
            INVESCO BALANCED-RISK ALLOCATION                   PYRAMIS(R) MANAGED RISK
            JENNISON GROWTH                                    SCHRODERS GLOBAL MULTI-ASSET
            JPMORGAN GLOBAL ACTIVE ALLOCATION                  T. ROWE PRICE LARGE CAP GROWTH
            LOOMIS SAYLES GLOBAL MARKETS                       WMC CORE EQUITY OPPORTUNITIES
            LORD ABBETT BOND DEBENTURE                         WMC LARGE CAP RESEARCH
PLATFORM 3
            FRONTIER MID CAP GROWTH
            INVESCO MID CAP VALUE
            MET/ARTISAN MID CAP VALUE
            METLIFE MID CAP STOCK INDEX
            MORGAN STANLEY MID CAP GROWTH
            T. ROWE PRICE MID CAP GROWTH

           PLATFORM 4
                       AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION
                       CLARION GLOBAL REAL ESTATE
                       INVESCO SMALL CAP GROWTH
                       JPMORGAN SMALL CAP VALUE
                       LOOMIS SAYLES SMALL CAP CORE
                       MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY
                       MET/EATON VANCE FLOATING RATE
                       MET/TEMPLETON INTERNATIONAL BOND
                       MFS(R) EMERGING MARKETS EQUITY
                       NEUBERGER BERMAN GENESIS
                       RUSSELL 2000(R) INDEX
                       T. ROWE PRICE SMALL CAP GROWTH
                       VAN ECK GLOBAL NATURAL RESOURCES

RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS -- GMIB PLUS IV, EDB III, GMIB PLUS III AND EDB II

CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. If applicable in your state and except as noted below, until further notice we will not accept subsequent purchase payments from You after the close of the New York Stock Exchange on August 17, 2012 if your Contract was issued with one or more of the following optional benefits: GMIB Plus IV, EDB III, GMIB Plus III and EDB II. You still will be permitted to transfer your Account Value among the Portfolios available with your Contract and optional benefit. If subsequent purchase payments will be permitted in the future, we will notify You in writing, in advance of the date the restriction will end.

We will permit You to make a subsequent purchase payment when either of the following conditions apply to your Contract: (a) your Account Value is below the minimum described in the "General--When We Can Cancel Your Contract" section of the Prospectus; or (b) the optional benefit charge is greater than your Account Value.

In addition, for Traditional IRA and Roth IRA Contracts (including annuity contracts held under custodial IRAs), we will permit subsequent purchase payments up to your applicable annual IRS limits, provided the subsequent purchase payment is not in the form of a transfer or rollover from another tax-qualified plan or tax-qualified investment.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS FOR GMIB PLUS III AND GMIB PLUS IV AFTER OPTIONAL BENEFIT TERMINATES. The restrictions on subsequent purchase payments described above will no longer apply, if:

(1)you elected only the GMIB Plus III optional benefit, and it terminates (see "Living Benefits -- Operation of the GMIB -- Terminating the GMIB Optional Benefit");

(2)you elected both the GMIB Plus III and the EDB II, and both optional benefits terminate (see "Living Benefits -- Operation of the GMIB -- Terminating the GMIB Optional Benefit" and "Death Benefit -- Operation of the EDB -- Terminating the EDB Optional Benefit");

(3)you elected only the GMIB Plus IV optional benefit, and it terminates (see "Living Benefits -- Operation of the GMIB -- Terminating the GMIB Optional Benefit"); or

(4)you elected both the GMIB Plus IV and the EDB III, and both optional benefits terminate (see "Living Benefits --Operation of the GMIB -- Terminating the GMIB Optional Benefit" and "Death Benefit - Operation of the EDB -- Terminating the EDB Optional Benefit").

However, if you elected both the GMIB Plus III and the EDB II optional benefits, and only the GMIB Plus III optional benefit has terminated, or if you elected both the GMIB Plus IV and the EDB III optional benefits, and only the GMIB Plus IV optional benefit has terminated, the restrictions on subsequent Purchase Payments described above will continue to apply.

If your Contract was issued in one of the following states, this restriction on subsequent purchase payments does NOT apply and You may continue to make subsequent purchase payments at this time: Connecticut, Florida, Massachusetts, Maryland, Minnesota, New Jersey, New York, Pennsylvania, Texas, Utah or Washington.


OPTIONAL ENHANCED DOLLAR COST AVERAGING PROGRAM, OPTIONAL DOLLAR COST AVERAGING PROGRAMS AND AUTOMATED INVESTMENT STRATEGIES. The Enhanced Dollar Cost Averaging Program is available in either Option (A) or Option (B). If You choose to allocate according to Option (B) above, and You choose to allocate a purchase payment to the Enhanced Dollar Cost Averaging Program, the Equity Generator or the Allocator, You must allocate the entire purchase payment to that program. Any transfer from an Enhanced Dollar Cost Averaging Program balance must be allocated in accordance with the limitations described above. In addition, if You made previous purchase payments before allocating a purchase payment to the Enhanced Dollar Cost Averaging Program, the Equity Generator or the Allocator, all transfers from the Enhanced Dollar Cost Averaging Program or Account Value in the Fixed Account must be allocated to the same Investment Divisions as your most recent allocations for purchase payments. The Rebalancer is available in Option (A). Only the Conservative and Conservative to Moderate Models of Index Selector are available in Option (A). Index Selector is not available if You choose Option (B).

YOUR PURCHASE PAYMENTS AND TRANSFER REQUESTS MUST BE ALLOCATED IN ACCORDANCE WITH THE ABOVE LIMITATIONS. WE WILL REJECT ANY PURCHASE PAYMENTS OR TRANSFER REQUESTS THAT DO NOT COMPLY WITH THE ABOVE LIMITATIONS.

We determine whether an investment choice is classified as Platform 1, Platform 2, Platform 3 or Platform 4. We may determine or change the classification of an investment choice in the event that an investment choice is added, deleted, substituted, merged or otherwise reorganized. You will not be required to reallocate purchase payments or Account Value that You allocated to an investment choice before we changed its classification, unless You make a new purchase payment or request a transfer among investment choices (other than pursuant to rebalancing and an Enhanced Dollar Cost Averaging Program in existence at the time the classification of the investment choice changed). If You make a new purchase payment or request a transfer among investment choices, You will be required to take the new classification into account in the allocation of your entire Account Value. We will provide You with prior written notice of any changes in classification of investment choices.

REBALANCING. If You choose to allocate according to Option (B) above, we will rebalance your Account Value on a quarterly basis based on your most recent allocation of purchase payments that complies with the allocation limitations described above. We will also rebalance your Account Value when we receive a subsequent purchase payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Account Value on the date that is three months from the optional benefit issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the first day of the following month. We will subsequently rebalance your Account Value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a business day, the reallocation will occur on the next business day. Withdrawals from the Contract will not result in rebalancing on the date of withdrawal. The rebalancing requirement described above does not apply if You choose to allocate according to Option (A) above.

CHANGING ALLOCATION INSTRUCTIONS. You may change your purchase payment allocation instructions under Option (B) at anytime by providing notice to us at your Administrative Office, or any other method acceptable to us, provided that such instructions comply with the allocation limits described above. If You provide new allocation instructions for purchase payments and if these instructions conform to the allocation limits described under Option (B) above, then we will rebalance in accordance with the revised allocation instructions. Any future purchase payment, Enhanced Dollar Cost Averaging Program balance transfer, Equity Generator transfer, Allocator transfer, and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.

TRANSFERS. Please note that any transfer request must result in an Account Value that meets the allocation limits described above. Any transfer request will not cause your allocation instructions to change unless You provide us with separate instructions at the time of transfer.

INVESTMENT ALLOCATION AND OTHER PURCHASE PAYMENT RESTRICTIONS FOR THE GLWB

If You elect the GLWB optional benefit, You must comply with certain investment allocation restrictions. Specifically, You must allocate according to Platform 1 and Platform 2 below. You may also allocate purchase payments to the EDCA program, provided that your destination investment choices are one or more of the investment choices listed below. If You elect the GLWB, You may not participate in other dollar cost averaging programs or choose any of the automated investment strategies.

Platform1

   Youmust allocate:


  . a minimum of 80% of your purchase payments or Account Value among the AB Global Dynamic Allocation Investment Division, Allianz Global Investors Dynamic Multi-Asset Plus Investment Division, AQR Global Risk Balanced Investment Division, Barclays Aggregate Bond Index Investment Division, BlackRock Global Tactical Strategies Investment Division, Invesco Balanced-Risk Allocation Investment Division, JPMorgan Global Active Allocation Investment Division, MetLife Balanced Plus Investment Division, MetLife Multi-Index Targeted Risk Investment Division, PanAgora Global Diversified Risk Investment Division, Pyramis(R) Government Income Investment Division, Pyramis(R) Managed Risk Investment Division and Schroders Global Multi-Asset Investment Division.


   AND

Platform2

   Youmay allocate:


  . a maximum of 20% of purchase payments or Account Value among the MetLife Asset Allocation 20 Investment Division, MetLife Asset Allocation 40 Investment Division, MetLife Asset Allocation 60 Investment Division, American Funds Balanced Allocation Investment Division, American Funds Moderate Allocation Investment Division, and SSGA Growth and Income ETF Investment Division.


The investment choices listed in Platform 1 above (other than the Barclays Aggregate Bond Index Portfolio and the Pyramis(R) Government Income Portfolio) have investment strategies intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under the GLWB optional benefit. For example, certain of the investment portfolios are managed in a way that is intended to minimize volatility of returns and hedge against the effects of interest rate changes. Other investment options that are available if the GLWB optional benefit is not selected may offer the potential for higher returns. Before You select a GLWB optional benefit, You and your financial representative should carefully consider whether the investment choices available with the GLWB optional benefit meets your investment objectives and risk tolerance.

RESTRICTIONS ON INVESTMENT ALLOCATIONS AFTER THE GLWB OPTIONAL BENEFIT TERMINATES. If You elected the GLWB optional benefit and it terminates, the investment allocation restrictions described above will no longer apply and You will be permitted to allocate subsequent purchase payments or transfer Account Value to any of the available investment choices, but not to the Fixed Account. For information on the termination of the GLWB optional benefit, see the description of the GLWB in the "Living Benefits -- Guaranteed Lifetime Withdrawal Benefit" section.

SUBSEQUENT PURCHASE PAYMENTS. Subsequent purchase payments must be allocated in accordance with the above investment allocation restrictions.

OPTIONAL ENHANCED DOLLAR COST AVERAGING PROGRAM. You may allocate purchase payments to the Enhanced Dollar Cost Averaging Program. If You choose to allocate a purchase payment to the Enhanced Dollar Cost Averaging Program then You must allocate the entire purchase payment to that program. Any transfer from an Enhanced Dollar Cost Averaging Program balance must be allocated in accordance with investment allocation restrictions described above. In addition, unless you provide us with different instructions, if You made previous purchase payments before allocating a purchase payment to the Enhanced Dollar Cost Averaging Program, all transfers from the Enhanced Dollar Cost Averaging Program must be allocated to the same Investment Divisions as your most recent allocations for purchase payments.

YOUR PURCHASE PAYMENTS AND TRANSFER REQUESTS MUST BE ALLOCATED IN ACCORDANCE WITH THE ABOVE INVESTMENT ALLOCATION RESTRICTIONS. WE WILL REJECT ANY PURCHASE PAYMENTS OR TRANSFER REQUESTS THAT DO NOT COMPLY WITH THE ABOVE INVESTMENT ALLOCATION RESTRICTIONS.

REBALANCING. We will rebalance your Account Value on a quarterly basis based on your most recent allocation of purchase payments that complies with the investment allocation restrictions described above. We will also rebalance your Account Value when we receive a subsequent purchase payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Account Value on the date that is three months from the optional benefit issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the first day of the following month. We will subsequently rebalance your Account Value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a business day, the reallocation will occur on the next business day. Withdrawals from the Contract will not result in rebalancing on the date of withdrawal.

CHANGING ALLOCATION INSTRUCTIONS. You may change your purchase payment allocation instructions at any time by providing notice to us at your Administrative Office, or any other method acceptable to us, provided that such instructions comply with the investment allocation restrictions described above. If You provide new allocation instructions for purchase payments and if these instructions conform to the allocation limits described above, then we will rebalance in accordance with the revised allocation instructions. Any future purchase payment, Enhanced Dollar Cost Averaging Program balance transfer and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.

TRANSFERS. Please note that any transfer request must result in an Account Value that meets the investment allocation restrictions described above. Any transfer request will not cause your allocation instructions to change unless You provide us with separate instructions at the time of transfer.

GLWB ADDITIONAL INFORMATION. We will determine whether an Investment Division is classified as a Platform 1 or Platform 2 Investment Division. We may determine or change the classification of an Investment Division, in the event an Investment Division or its underlying investment option, is added, deleted, substituted, merged or otherwise reorganized. In that case, any change in classification will only take effect as to your Contract in the event you make a new purchase payment or request a transfer among Investment Divisions. We will provide you with prior written Notice of any changes in classification of Investment Divisions.

POTENTIAL RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. In the future, we may choose to not permit owners of existing Contracts with the GLWB optional benefit to make subsequent purchase payments if: (a) that GLWB optional benefit is no longer available to new customers, or (b) we make certain changes to the terms of that GLWB optional benefit offered to new customers (for example, if we change the optional benefit charge; see your Contract schedule for a list of the other changes). We will notify owners of Contracts with the GLWB optional benefit in advance if we impose restrictions on subsequent purchase payments. If we impose restrictions on subsequent purchase payments, Contract Owners will still be permitted to transfer Account Value among the investment choices listed above. Restrictions on subsequent purchase payments will remain in effect until the GLWB optional benefit is terminated unless the Company provides advance written Notice to You otherwise.

For Contracts issued in all states, if we have imposed restrictions on subsequent purchase payments on your Contract, we will permit You to make a subsequent purchase payment when either of the following conditions apply to your Contract: (a) your Account Value is below the minimum described in "When We Can Cancel Your Contract"; or (b) the optional benefit charge is greater than your Account Value.

INVESTMENT ALLOCATION RESTRICTIONS -- CALIFORNIA FREE LOOK REQUIREMENTS FOR PURCHASERS AGE 60 AND OVER. If You elect a GLWB optional benefit and You are a California purchaser aged 60 and older, You may allocate your purchase payments to the BlackRock Money Market Portfolio during the free look period. After the free look expires, your Account Value will automatically be transferred to one or more of the investment choices listed above, according to the allocation instructions You have given us. If You allocate your purchase payments to the BlackRock Money Market Portfolio and the Contract is cancelled during the free look period, we will give You back your purchase payments. If You do not allocate your purchase payments to the BlackRock Money Market Portfolio and the Contract is cancelled during the free look, You will only be entitled to a refund of the Contract's Account Value, which may be less than the purchase payments made to the Contract. (See "Free Look" for more information.)

GENERAL INFORMATION ABOUT THE INVESTMENT OPTIONS

The Investment Divisions buy and sell shares of corresponding mutual fund portfolios. These Portfolios, which are part of either the Metropolitan Fund, the Met Investors Fund or the American Funds(R), invest in stocks, bonds and other investments. All dividends declared by the Portfolios are earned by the Separate Account and are reinvested. Therefore, no dividends are distributed to You under the Contracts. You pay no transaction expenses (I.E., front-end or back-end sales load charges) as a result of the Separate Account's purchase or sale of these mutual fund shares. The Portfolios of the Metropolitan Fund and the Met Investors Fund are available by purchasing annuities and life insurance policies from MetLife or certain of its affiliated insurance companies and are never sold directly to the public. The American Funds(R) Portfolios are made available by the American Funds(R) only through various insurance company annuities and life insurance policies.

The Metropolitan Fund, the Met Investors Fund and the American Funds(R) are each "series" type funds registered with the Securities and Exchange Commission as an "open-end management investment company" under the 1940 Act. A "series" fund means that each Portfolio is one of several available through the fund.

The Portfolios of the Metropolitan Fund and Met Investors Fund pay MetLife Advisers, LLC ("MetLife Advisers"), a MetLife affiliate, a monthly fee for its services as their investment manager. The Portfolios of the American Funds(R) pay Capital Research and Management Company a monthly fee for its services as their investment manager. These fees, as well as the operating expenses paid by each Portfolio, are described in the applicable prospectus and SAI for the Metropolitan Fund, the Met Investors Fund and the American Funds(R).

In addition, the Metropolitan Fund and the Met Investors Fund prospectuses each discuss other separate accounts of MetLife and its affiliated insurance companies and certain qualified retirement plans that invest in the Metropolitan Fund or the Met Investors Fund. The risks of these arrangements are discussed in each Fund's prospectus.

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE PORTFOLIOS. An investment manager (other than our affiliate MetLife Advisers, LLC) or sub-investment manager of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the Contracts and, in the Company's role as an intermediary, with respect to the Portfolios. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Portfolio assets. Contract Owners, through their indirect investment in the

Portfolios, bear the costs of these advisory fees (see the Portfolios' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Portfolios attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some investment managers or sub-investment managers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.

Additionally, an investment manager (other than our affiliate MetLife Advisers, LLC) or sub-investment manager of a Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the investment managers or sub-investment manager (or its affiliate) with increased access to persons involved in the distribution of the Contracts.


We and/or certain of our affiliated insurance companies have a joint ownership interest in our affiliated investment manager MetLife Advisers, LLC which is formed as a "limited liability company". Our ownership interests in MetLife Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Portfolios. We will benefit accordingly from assets allocated to the Portfolios to the extent they result in profits to the adviser. (See the "Table of Expenses" for information on the investment management fees paid by the Portfolios and the Statements of Additional Information for the Portfolios for information on the investment management fees paid by the investment managers to the sub-investment managers.)


Certain Portfolios have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. A Portfolio's 12b-1 Plan, if any, is described in more detail in the prospectuses for the Portfolios. See the "Table of Expenses" and "Who Sells the Contracts". Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under a Portfolio's 12b-1 Plan decrease the Portfolios' investment returns.

PORTFOLIO SELECTION. We select the Portfolios offered through this Contract based on a number of criteria, including asset class coverage, the strength of the investment manager's or sub-investment manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Portfolios' investment manager or sub-investment manager is one of our affiliates or whether the Portfolio, its investment manager, its sub-investment manager(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new purchase payments and/or transfers of Account Value if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from Contract Owners. In some cases, we have included Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Portfolios they recommend and may benefit accordingly from the allocation of Account Value to such Portfolios.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE PORTFOLIO YOU HAVE CHOSEN.

THE ANNUITY CONTRACT

   This Prospectus describes the following Contracts under which You can accumulate money:


  .   Non-Qualified

  .   Traditional IRAs (Individual Retirement Annuities)

  .   Roth IRAs (Roth Individual Retirement Annuities)

OPTIONAL AUTOMATED INVESTMENT STRATEGIES, OPTIONAL DOLLAR COST AVERAGING AND OPTIONAL ENHANCED DOLLAR COST AVERAGING PROGRAMS

  There are two optional automated investment strategies, two optional dollar cost averaging programs (the Equity Generator and the Allocator), and an optional Enhanced Dollar Cost Averaging Program available to You. We created these investment strategies and programs to help You manage your money. You decide if one is appropriate for You, based upon your risk tolerance and savings goals. Also, the strategies and programs were designed to help You take advantage of the tax deferred status of a Non-Qualified annuity. The following restrictions apply:

  . The Enhanced Dollar Cost Averaging Program is not available to the B Plus and the C Class Contracts or to purchase payments which consist of money exchanged from other MetLife or its affiliates' annuities.

  . The Equity Generator(R) and the Allocator dollar cost averaging programs are not available in C Class Contracts or Contracts issued in New York State and Washington State with any living benefit or an EDB. The Equity Generator and the Allocator dollar cost averaging programs are not available with the GMIB Max, the EDB Max, the GWB v1 or the GLWB optional benefits.

  .   The Index Selector(R) is not available if You choose the Option
      (B) Investment Allocation Restrictions. The Moderate to Aggressive and Aggressive Models are not available with the EDB III, the GMIB Plus IV, the EDB II or the GMIB Plus III. The Index Selector is not available if You choose the GMIB Max, the EDB Max, the GWB v1 or the GLWB optional benefits.

  .   Quarterly rebalancing is automatic if You choose the Option
      (B) Investment Allocation Restrictions or if You elect the GLWB.

  . You may only have one of the Index Selector, Equity Generator or Allocator in effect at any time.

  . You may have the Enhanced Dollar Cost Averaging Program and either the Index Selector or Rebalancer(R) in effect at the same time, but You may not have the Enhanced Dollar Cost Averaging Program in effect at the same time as the Equity Generator or the Allocator.

These features are available to You without any additional charges. As with any investment program, none of them can guarantee a gain -- You can lose money. We may modify or terminate any of the strategies at any time.

DOLLAR COST AVERAGING AND ENHANCED DOLLAR COST AVERAGING PROGRAMS

If You make a subsequent purchase payment while a dollar cost averaging program or the Enhanced Dollar Cost Averaging program is in effect, we will not allocate the subsequent purchase payment to the dollar cost averaging program or the Enhanced Dollar Cost Averaging program unless You tell us to do so. Instead, unless You previously provided different allocation instructions for future purchase payments or provide new allocation instructions with the payment, we will allocate the subsequent purchase payment directly to the same destination Investment Divisions You selected under the dollar cost averaging program or the Enhanced Dollar Cost Averaging program. Any purchase payments received after the dollar cost averaging program or Enhanced Dollar Cost Averaging program has ended will be allocated as described in "Purchase Payments--Allocation of Purchase Payments".

THE EQUITY GENERATOR(R): An amount equal to the interest earned in the Fixed Account is transferred on the day of the month that is the same as the Contract Anniversary date (e.g., the 10th, 11th, etc.), to any Investment Division(s), based on your selection. If the Contract Anniversary day is the 29th, 30th or 31st of the month, transfers are made on the first day of the next month. If the scheduled transfer date occurs on a date the Exchange is closed, the transfer will be made on the next date the Exchange is open. If your Account Value in the Fixed Account at the time of a scheduled transfer is zero, this strategy is automatically discontinued.

THE ALLOCATOR/SM/: Each month a dollar amount You choose is transferred from the Fixed Account to any of the Investment Divisions You choose. You select the day of the month (other than the 29th, 30th or 31st of the month) and the number of months over which the transfers will occur. If the scheduled transfer date occurs on a date the Exchange is closed, the transfer will be made on the next date the Exchange is open. A minimum periodic transfer of $50 is required. Once your Account Value in the Fixed Account is exhausted, this strategy is automatically discontinued.

ENHANCED DOLLAR COST AVERAGING PROGRAM: Each month, for a specified period, for example three, six or twelve months, a portion of a specified dollar amount of a purchase payment that You have agreed to allocate to the Enhanced Dollar Cost Averaging Program will be transferred from the program to any of the Investment Divisions You choose, unless your destination Investment Division is restricted because You have elected certain optional benefits or the Index Selector(R). While amounts are in the program, we may credit them with a higher rate than that declared for the Fixed Account in general. (Amounts in the Enhanced Dollar Cost Averaging Program are in our Fixed Account. For convenience, we may refer to it as "the program" or the "Enhanced Dollar Cost Averaging Program balance" to avoid confusion with the Fixed Account in general.) The transferred amount will be equal to the amount allocated to the program divided by the number of months in the program. The interest attributable to your Enhanced Dollar Cost Averaging Program is transferred separately in the month after the last scheduled payment. Transfers from the Enhanced Dollar Cost Averaging Program to the Separate Account begin on any day we receive your payment and the Exchange is open, other than the 29th, 30th or 31st of the month. If purchase payments are received on those days, transfers begin on the first day of the next month. Subsequent transfers will be made on the same day in succeeding months. If the scheduled transfer date occurs on a date the Exchange is not open, the transfer will be deducted from the Enhanced Dollar Cost Averaging Program on the selected day but will be applied to the Investment Divisions on the next day the Exchange is open. Enhanced Dollar Cost Averaging Program interest will not be credited on the transferred amount between the selected day and the next day the Exchange is open. Transfers are made on a first-in-first-out basis.

If a subsequent purchase payment is allocated to the program, that subsequent payment will receive the enhanced program interest rate in effect on that date. The allocation of a subsequent purchase payment to the program increases the dollar amount transferred each month. We determine the increase in your monthly dollar amount by dividing your new allocation by the number of months in the program You chose. Your existing monthly transfer amount is then increased by this additional amount to determine the total new dollar amount to be transferred each month. Then, the time period for the transfer of a specific purchase payment and interest attributable to that purchase payment will be accelerated. Your Enhanced Dollar Cost Averaging Program will terminate on the date of the last transfer.

If You decide You no longer want to participate in the Enhanced Dollar Cost Averaging Program, or if we receive notification of your death, your participation in the Enhanced Dollar Cost Averaging Program will be terminated and, unless You specify otherwise, all money remaining in your Enhanced Dollar Cost Averaging Program account will be transferred to the Investment Division(s) in accordance with the percentages You have chosen for the Enhanced Dollar Cost Averaging Program.

(For Contracts issued in New York state.) If You decide You no longer want to participate in the Enhanced Dollar Cost Averaging Program, or if we receive notification of your death, your participation in the Enhanced Dollar Cost Averaging Program will be terminated and, unless You specify otherwise, all money remaining in your Enhanced Dollar Cost Averaging Program account will be transferred to the BlackRock Money Market Investment Division (for Contracts issued prior to August 20, 2012), or to the Investment Division(s) in accordance with the percentages You have chosen for the Enhanced Dollar Cost Averaging Program (for Contracts issued on or after August 20, 2012).

                                   EXAMPLE:

-----------------------------------------------------------------------------------------------------------------
                                                                                                    Amount
                                                                                               Transferred from
                                                                                                  EDCA Fixed
                                                                                EDCA 6-Month  Account to Selected
                                                                                   Program        Investment
                                                                 Date  Amount   Interest Rate     Division(s)
                                                             -------- --------- ------------- -------------------
A   Enhanced Dollar Cost Averaging Program ("EDCA") 6-Month
    Program Initial purchase payment                           5/1     $12,000*     1.00%           $2,000*
-----------------------------------------------------------------------------------------------------------------
B                                                              6/1                                  $2,000
-----------------------------------------------------------------------------------------------------------------
C                                                              7/1                                  $2,000
-----------------------------------------------------------------------------------------------------------------
D   EDCA 6-Month Program
    Subsequent purchase payment                                8/1    $18,000**     1.00%          $5,000**
-----------------------------------------------------------------------------------------------------------------
E                                                              9/1                                  $5,000
-----------------------------------------------------------------------------------------------------------------
F                                                              10/1                                 $5,000
-----------------------------------------------------------------------------------------------------------------
G                                                              11/1                                 $5,000
-----------------------------------------------------------------------------------------------------------------
H                                                              12/1                                $4,058.22
-----------------------------------------------------------------------------------------------------------------

    * $2,000/month to be transferred from first purchase payment of $12,000 divided by 6 months.

    ** Additional $3,000/month to be transferred from subsequent purchase payment of $18,000 divided by 6 months. Amounts transferred are from the oldest purchase payment and its interest, and so forth, until the EDCA balance is exhausted.

The example is hypothetical and is not based upon actual previous or current rates.

The Allocator, Equity Generator and the Enhanced Dollar Cost Averaging Program are dollar cost averaging strategies. Dollar cost averaging involves investing at regular intervals of time. Since this involves continuously investing regardless of fluctuating prices, You should consider whether You can continue the strategy through periods of fluctuating prices.

Upon notice of death, your participation in any dollar cost averaging program is terminated.

OPTIONAL AUTOMATED INVESTMENT STRATEGIES

The Rebalancer(R): You select a specific asset allocation for your entire Account Value from among the Investment Divisions and the Fixed Account, if available, on an annual, semi-annual, quarterly or monthly frequency. Each month (as applicable, based on the frequency You select), on the day of the month that is the same as the Contract Anniversary date (e.g., the 10th, 11th, etc.), we transfer amounts among these options to bring the percentage of your Account Value in each option back to your original allocation. If the Contract Anniversary day is the 29th, 30th or 31st of the month, transfers are made on the first day of the next month. If the scheduled transfer date occurs on a date the Exchange is closed, the transfer will be made on the next date the Exchange is open. You may utilize the Rebalancer with the Enhanced Dollar Cost Averaging Program, provided that 100% of your Account Value (other than amounts in the Enhanced Dollar Cost Averaging Program) is allocated to this strategy.

The Index Selector(R): You may select one of five asset allocation models (the Conservative Model, the Conservative to Moderate Model, the Moderate Model, the Moderate to Aggressive Model and the Aggressive Model) which are designed to correlate to various risk tolerance levels. Based on the model You choose, your entire Account Value is divided among the Barclays Aggregate Bond Index, MetLife Stock Index, MSCI EAFE(R) Index, Russell 2000(R) Index and MetLife Mid Cap Stock Index Investment Divisions and the Fixed Account (or the BlackRock Money Market Investment Division where the Fixed Account is not available). Every three months, on the day of the month that is the same as the Contract Anniversary date (e.g., the 10th, 11th, etc.), the percentage in each of these Investment Divisions and the Fixed Account (or the BlackRock Money Market Investment Division) is brought back to the selected model percentage by transferring amounts among the Investment Divisions and the Fixed Account. If the Contract Anniversary day is the 29th, 30th or 31st of the month, transfers are made on the first day of the next month. If the scheduled transfer date occurs on a date the Exchange is closed, the transfer will be made on the next date the Exchange is open.

You may participate in the Enhanced Dollar Cost Averaging Program if You choose the Index Selector, as long as your destination Investment Divisions are those in the Index Selector model You have selected.

If You utilize the Index Selector strategy, 100% of your initial and future purchase payments (other than amounts in the Enhanced Dollar Cost Averaging Program) must be allocated to the asset allocation model You choose. Any allocation to an Investment Division not utilized in the asset allocation model You choose (other than amounts in the Enhanced Dollar Cost Averaging Program) will immediately terminate the Index Selector strategy.

We will continue to implement the Index Selector strategy using the percentage allocations of the model that were in effect when You elected the Index Selector strategy. You should consider whether it is appropriate for You to continue this strategy over time if your risk tolerance, time horizon or financial situation changes. This strategy may experience more volatility than our other strategies. We provide the elements to formulate the models. We may rely on a third party for its expertise in creating appropriate allocations.

The asset allocation models used in the Index Selector strategy may change from time to time. If You are interested in an updated model, please contact your sales representative.

You may choose another Index Selector strategy or terminate your Index Selector strategy at any time. If You choose another Index Selector strategy, You must select from the asset allocation models available at that time. After termination, if You then wish to again select the Index Selector strategy, You must select from the asset allocation models available at that time.

The chart below summarizes the availability of the Dollar Cost Averaging and Enhanced Dollar Cost Averaging programs and the automated investment strategies:

Optional Dollar Cost Averaging and Optional Enhanced Dollar Cost Averaging ("EDCA") Programs

-----------------------------------------------------------------------------------------------------------------------------
You may choose one:             B Class           B Plus Class           C Class           L Class           R Class
-------------------             -------           ------------           -------           -------           -------
 Equity Generator                Yes                  Yes                  No               Yes               Yes
-----------------------------------------------------------------------------------------------------------------------------
 Allocator                       Yes                  Yes                  No               Yes               Yes
-----------------------------------------------------------------------------------------------------------------------------
Not available in Contracts issued in New York State and Washington State with a GMIB or an EDB. Not available with the
GMIB Max V, the GMIB Max IV, the GMIB Max III, the GMIB Max II, the EDB Max V, the EDB Max IV, the EDB Max III, the
EDB Max II, the GWB v1 or the GLWB.
-----------------------------------------------------------------------------------------------------------------------------
 EDCA                            Yes                  No                   No               Yes               Yes
-----------------------------------------------------------------------------------------------------------------------------
May not be used with purchase payments consisting of money from other variable annuities issued by MetLife or its affiliates.
Restrictions apply to destination Investment Divisions with a GMIB, an EDB, the GWB v1, the GLWB and the Index Selector.
-----------------------------------------------------------------------------------------------------------------------------

        Optional Automated Investment Strategies

--------------------------------------------------------------------------------------------------------------------------------
You may choose one:            B Class            B Plus Class            C Class            L Class           R Class
-------------------            -------            ------------            -------            -------           -------
Rebalancer                      Yes                   Yes                  Yes                Yes               Yes
--------------------------------------------------------------------------------------------------------------------------------
Automatic if You choose Option (B) of the Investment Allocation Restrictions for the EDB III, the GMIB Plus IV, the EDB II,
the GMIB Plus III or elect the GLWB.
--------------------------------------------------------------------------------------------------------------------------------
Index Selector                  Yes                   Yes                  Yes                Yes               Yes
--------------------------------------------------------------------------------------------------------------------------------
Not available if You choose Option (B) of the Investment Allocation Restrictions for the EDB III, the GMIB Plus IV, the
EDB II or the GMIB Plus III. The Moderate to Aggressive and Aggressive Models are not available with the EDB III, the
GMIB Plus IV, the EDB II or the GMIB Plus III. Not available with the GMIB Max V, the GMIB Max IV, the GMIB Max III, the
GMIB Max II, the EDB Max V, the EDB Max IV, the EDB Max III, the EDB Max II, the GWB v1 or the GLWB.
--------------------------------------------------------------------------------------------------------------------------------

We will terminate all transactions under any automatic investment strategy upon notification of your death.

PURCHASE PAYMENTS

   The Contract may not be available for purchase during certain periods. There are a number of reasons why the Contract periodically may not be available, including that the insurance company wants to limit the volume of sales of the Contract. You may wish to speak to your registered representative about how this may affect your purchase. For example, You may be required to submit your purchase application in Good Order prior to or on a stipulated date in order to purchase a Contract, and a delay in such process could result in your not being able to purchase a Contract.

A purchase payment is the money You give us to invest in the Contract. The initial purchase payment is due on the date the Contract is issued. You may also be permitted to make subsequent purchase payments. Initial and subsequent purchase payments are subject to certain requirements. These requirements are explained below. We may restrict your ability to make subsequent purchase payments. The manner in which subsequent purchase payments may be restricted is discussed below.

GENERAL REQUIREMENTS FOR PURCHASE PAYMENTS. The following requirements apply to initial and subsequent purchase payments.

  . The B Class and R Class minimum initial purchase payment is $5,000 for the Non-Qualified Contract.

  . The B Class and R Class minimum initial purchase payment is $2,000 for the Traditional IRA and Roth IRA Contracts.

  . The minimum initial purchase payment through debit authorization for the B Class and R Class Non-Qualified Contract is $500.

  . The minimum initial purchase payment through debit authorization for the B Class and R Class Traditional IRA and Roth IRA is $100.

  .   The B Plus Class Contract minimum initial purchase payment $10,000.

  .   The C Class and L Class minimum initial purchase payment is $25,000.

  . We reserve the right to accept amounts transferred from other annuity contracts that meet the initial minimum purchase payment requirement at the time of the transfer request, but, at the time of receipt in Good Order, do not meet such requirement because of loss in market value.

  . If You are purchasing the Contract as the Beneficiary of a deceased person's IRA, purchase payments must consist of monies which are direct transfers (as defined under the tax law) from other IRA contracts in the name of the same decedent.

  . You may continue to make purchase payments while You receive Systematic Withdrawal Program payments (described later in this Prospectus) unless your purchase payments are made through debit authorization.

  . The minimum subsequent purchase payment for all Contracts is $500, except for debit authorizations, where the minimum subsequent purchase payment is $100, or any amount we are required to accept under applicable tax law.

  . We will also accept at least once every 24 months any otherwise allowable contribution to your Traditional IRA or Roth IRA provided it is at least $50.

  . We will issue the B, C, L or R Class Contract to You before your 86th birthday. We will issue the B Plus Class Contract to You before your 81st birthday. We will accept your purchase payments until the oldest Contract Owner or Joint Contract Owner (or the Annuitant if the Contract Owner is a non-natural person) reaches age 91.

The chart below summarizes the minimum initial and subsequent purchase payments for each Contract class:

----------------------------------------------------------------------------------------------

                                B Class       B Plus Class  C Class  L Class      R Class
                            ----------------  ------------  -------- -------- ----------------
Initial purchase payment        $5,000          $10,000     $25,000  $25,000      $5,000
                               ($2,000:                                          ($2,000:
                            Traditional IRA                                   Traditional IRA
                             and Roth IRA)                                     and Roth IRA)
----------------------------------------------------------------------------------------------
Subsequentpurchase payment       $500            $500        $500     $500         $500
----------------------------------------------------------------------------------------------
                            (or any amount we are required to accept under applicable tax law)
----------------------------------------------------------------------------------------------
DebitAuthorizations
----------------------------------------------------------------------------------------------
 Initial                         $500           $10,000     $25,000  $25,000       $500
                                ($100:                                            ($100:
                            Traditional IRA                                   Traditional IRA
                               and Roth                                          and Roth
                                 IRA)                                              IRA)
----------------------------------------------------------------------------------------------
 Subsequent                      $100            $100        $100     $100         $100
----------------------------------------------------------------------------------------------
                            (or any amount we are required to accept under applicable tax law)
----------------------------------------------------------------------------------------------

RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. We may restrict your ability to make subsequent purchase payments. We will notify You in advance if we impose restrictions on subsequent purchase payments. You and your financial representative should carefully consider whether our ability to restrict subsequent purchase payments is consistent with your investment objectives.

  . Purchase payments may be limited by Federal tax laws or regulatory requirements.

  . Purchase payments may be limited by our right to limit the total of your purchase payments to $1,000,000.

  . We reserve the right to restrict purchase payments to the Fixed Account, if available, and the Enhanced Dollar Cost Averaging Program if (1) the interest rate we credit in the Fixed Account is equal to the guaranteed minimum rate as stated in your Contract; or (2) your Account Value in the Fixed Account and Enhanced Dollar Cost Averaging Program balance is equal to or exceeds our maximum for Fixed Account allocations (e.g., $1,000,000).

  . We reserve the right to reject any purchase payment and to limit future purchase payments. This means that we may restrict your ability to make subsequent purchase payments for any reason, subject to applicable requirements in your state. We may make certain exceptions to restrictions on subsequent purchase payments in accordance with our established administrative procedures.

  . Certain optional benefits have current and potential restrictions on subsequent purchase payments that are described in more detail above. For more information, see these subsections above: "Your Investment Choices--Investment Allocation Restrictions For Certain Optional Benefits--Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max, the EDB Max and the GWB v1"; "Your Investment Choices--Investment Allocation Restrictions For Certain Optional Benefits--Investment Allocation and Other Purchase Payment Restrictions for the GMIB Plus IV, the EDB III, the GMIB Plus III and the EDB II"; and "Your Investment Choices--Investment Allocation Restrictions For Certain Optional Benefits--Investment Allocation and Other Purchase Payment Restrictions for the GLWB."

ALLOCATION OF PURCHASE PAYMENTS

You decide how your money is allocated among the Fixed Account, if available, the Enhanced Dollar Cost Averaging (EDCA) Program, if available, the Dollar Cost Averaging (DCA) Program, if available, and the Investment Divisions. If You make a subsequent purchase payment while a Dollar Cost Averaging Program or the Enhanced Dollar Cost Averaging program is in effect, we will not allocate the subsequent purchase payment to a Dollar Cost Averaging program or the Enhanced Dollar Cost Averaging program unless You tell us to do so. Instead, unless You give us other instructions, we will allocate the additional purchase payment directly to the same destination Investment Divisions You selected under the Enhanced Dollar Cost Averaging program or Dollar Cost Averaging program. (See "The Annuity Contract -- Dollar Cost Averaging and Enhanced Dollar Cost Averaging Programs.") You may not choose more than 18 funding choices at the time your initial purchase payment is allocated among the funding choices. You can change your allocations for future purchase payments. We will make allocation changes when we receive your request for a change. Unless we have a record of your request to allocate future purchase payments to more than 18 funding choices, You may not choose more than 18 funding choices at the time your subsequent purchase payment is allocated among the funding choices. You may also specify an effective date for the change as long as it is within 30 days after we receive the request. See "Your Investment
Choices --Investment Allocation Restrictions For Certain Optional Benefits", "Optional Death Benefits" and "Living Benefits" for allocation restrictions if You elect certain optional benefits.

DEBIT AUTHORIZATIONS

You may elect to have purchase payments made automatically. With this payment method, your bank deducts money from your bank account and makes the purchase payment for You.

OWNING MULTIPLE CONTRACTS

You may be considering purchasing this Contract when You already own a variable annuity Contract. You should carefully consider whether purchasing an additional Contract in this situation is appropriate for You by comparing the features of the Contract You currently own, including the death benefits, living benefits, and other guarantees provided by the Contract, to the features of this Contract. You should also compare the fees and charges of your current Contract to the fees and charges of this Contract, which may be higher than your current Contract. You may also wish to discuss purchasing a Contract in these circumstances with your registered representative.

THE VALUE OF YOUR INVESTMENT

   Accumulation Units are credited to You when You make purchase payments or transfers into an Investment Division. When You withdraw or transfer money from an Investment Division (as well as when we apply the Annual Contract Fee and, if selected, the charges for an EDB, a GMIB, a GWB or a GLWB), accumulation units are liquidated. We determine the number of accumulation units by dividing the amount of your purchase payment, transfer or withdrawal by the Accumulation Unit Value on the date of the transaction.

This is how we calculate the Accumulation Unit Value for each Investment
Division:

..   First, we determine the change in investment performance (including any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;

..   Next, we subtract the daily equivalent of the Separate Account charge (for the class of the Contract You have chosen, including any optional benefits where the charge is assessed on the Separate Account) for each day since the last Accumulation Unit Value was calculated; and

..   Finally, we multiply the previous Accumulation Unit Value by this result.

   Examples
   Calculating the Number of Accumulation Units

   Assume You make a purchase payment of $500 into one Investment Division and that Investment Division's Accumulation Unit Value is currently $10.00. You would be credited with 50 accumulation units.

                  $500 = 50 accumulation units
                  $10

   Calculating the Accumulation Unit Value

   Assume yesterday's Accumulation Unit Value was $10.00 and the number we calculate for today's investment experience (minus charges) for an underlying Portfolio is 1.05. Today's Accumulation Unit Value is $10.50. The value of your $500 investment is then $525 (50 x $10.50 = $525).

           $10.00 x 1.05 = $10.50 is the new Accumulation Unit Value

   However, assume that today's investment experience (minus charges) is .95 instead of 1.05. Today's Accumulation Unit Value is $9.50. The value of your $500 investment is then $475 (50 x $.950 = $475).

            $10.00 x .95 = $9.50 is the new Accumulation Unit Value

TRANSFER PRIVILEGE

   You may make tax-free transfers among Investment Divisions or between the Investment Divisions and the Fixed Account, if available. Each transfer must be at least $500 or, if less, your entire balance in an Investment Division (unless the transfer is in connection with an automated investment strategy or the Enhanced Dollar Cost Averaging Program). You may not make a transfer to more than 18 funding options at any one time if this request is made through our telephone voice response system or by Internet. A request to transfer to more than 18 funding options may be made by calling your Administrative Office. For us to process a transfer, You must tell us:

..   The percentage or dollar amount of the transfer;

..   The Investment Divisions (or Fixed Account) from which You want the money to be transferred;

..   The Investment Divisions (or Fixed Account) to which You want the money to be transferred; and

..   Whether You intend to start, stop, modify or continue unchanged an automated investment strategy by making the transfer.

We reserve the right to restrict transfers to the Fixed Account (if otherwise available) if (1) the interest rate we credit in the Fixed Account is equal to the guaranteed minimum rate as stated in your Contract; or (2) your Account Value in the Fixed Account is equal to or exceeds our maximum for Fixed Account allocations (I.E., $1,000,000). If such restriction occurs, we will notify You of such change.

Please see "Your Investment Choices -- Investment Allocation Restrictions For Certain Optional Benefits" for transfer restrictions in effect if You have the EDB Max V, the EDB Max IV, the EDB Max III, the EDB Max II, the EDB III, the EDB II, the GMIB Max V, the GMIB Max IV, the GMIB Max III, the GMIB Max II, the GMIB Plus IV, the GMIB Plus III, the GWB v1 or the GLWB.

For additional transfer restrictions (see "General Information -- Valuation -- Suspension of Payments").

Your transfer request must be in Good Order and completed prior to the close of the Exchange (generally 4:00 p.m. Eastern Time) on a business day, if You want the transaction to take place on that day. All other transfer requests in Good Order will be processed on our next business day. We may require You to use our original forms.

RESTRICTIONS ON TRANSFERS

RESTRICTIONS ON FREQUENT TRANSFERS/REALLOCATIONS. Frequent requests from Contract Owners to make transfers/reallocations may dilute the value of a Portfolio's shares if the frequent transfers/reallocations involve an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Portfolio and the reflection of that change in the Portfolio's share price ("arbitrage trading"). Frequent transfers/reallocations involving arbitrage trading may adversely affect the long-term performance of the Portfolios, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers/reallocations in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be present in the international, small-cap, and high-yield portfolios (I.E., American Funds Global Small Capitalization, Baillie Gifford International Stock, Clarion Global Real Estate, Harris Oakmark International, Invesco Small Cap Growth, JPMorgan Small Cap Value, Loomis Sayles Small Cap Core, Loomis Sayles Global Markets, Lord Abbett Bond Debenture, MFS(R) Emerging Markets Equity, MFS(R) Research International, Met/Eaton Vance Floating Rate, Met/Dimensional International Small Company, Met/Templeton International Bond, MSCI EAFE(R) Index, Neuberger Berman Genesis, Russell 2000(R) Index, T. Rowe Price Small Cap Growth, Oppenheimer Global Equity, Pioneer Strategic Income and Van Eck Global Natural Resources -- the "Monitored Portfolios") and we monitor transfer/reallocation activity in those Monitored Portfolios. In addition, as described below, we intend to treat all American Funds Insurance Series(R) Portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer/reallocation activity, such as examining the frequency and size of transfers/reallocations into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were, (1) six or more transfers/reallocations involving the given category; (2) cumulative gross transfers/reallocations involving the given category that exceed the current Account Value; and (3) two or more "round-trips" involving any Monitored Portfolio in the given category. A round-trip generally is defined as a transfer/reallocation in followed by a transfer/reallocation out within the next seven calendar days or a transfer/reallocation out followed by a transfer/reallocation in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO not monitor transfer/reallocation activity in those Portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion.

As a condition to making their portfolios available in our products, American Funds(R) requires us to treat all American Funds portfolios as Monitored Portfolios under our current frequent transfer/reallocation policies and procedures. Further, American Funds(R) requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer/reallocation activity in American Funds portfolios to determine if there were two or more transfers/reallocations in followed by transfers/reallocations out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds(R) monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all reallocation/transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current frequent transfer/reallocation policies, procedures and restrictions (described below) and reallocation/transfer restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer/reallocation restrictions being applied to deter frequent transfers/reallocations. Currently, when we detect transfer/reallocation activity in the Monitored Portfolios that exceeds our current transfer/reallocation limits, we require future requests to or from any Monitored Portfolios under that Contract to be submitted with an original signature. A first occurrence will result in the imposition of this restriction for a six month period; a second occurrence will result in the permanent imposition of the restriction. Transfers made under a dollar cost averaging program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we Monitor the frequency of transfers/reallocations.

The detection and deterrence of harmful transfer/reallocation activity involves judgments that are inherently subjective, such as the decision to monitor only those Portfolios we believe are susceptible to arbitrage trading or the determination of the transfer/reallocation limits. Our ability to detect and/or restrict such transfer/reallocation activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Contract Owners to avoid such detection. Our ability to restrict such transfer/reallocation activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer/reallocation activity that may adversely affect Contract Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers/reallocations in any Portfolio and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers/reallocations; we apply our policies and procedures without exception, waiver, or special arrangement.

The Portfolios may have adopted their own policies and procedures with respect to frequent transfers/reallocations transactions in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer/reallocations policies and procedures of the Portfolios, we have entered into a written agreement as required by SEC regulation with each Portfolio or its principal underwriter that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Portfolio to restrict or prohibit further purchases or transfers/reallocations by specific Contract Owners who violate the frequent transfer/reallocations policies established by the Portfolio.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their frequent transfer/reallocations policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and thus Contract Owners) will not be harmed by transfer/reallocation activity relating to other insurance companies and/or retirement plans that may invest in the Portfolios. If a Portfolio believes that an omnibus order reflects one or more reallocation/transfer requests from Contract Owners engaged in frequent transfers/reallocations, the Portfolio may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer/reallocation privilege at any time. We also reserve the right to defer or restrict the transfer/reallocation privilege at any time that we are unable to purchase or redeem shares of any of the Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers/reallocations (even if an entire omnibus order is rejected due to the frequent transfers/reallocations of a single Contract Owner). You should read the Portfolio prospectuses for more details.

ACCESS TO YOUR MONEY

   You may withdraw either all or part of your Account Value from the Contract. Other than those made through the Systematic Withdrawal Program, withdrawals must be at least $500 or the Account Value, if less. If any withdrawal would decrease your Account Value below $2,000, we will consider this a request for a full withdrawal. To process your request, we need the following information:

..   The percentage or dollar amount of the withdrawal; and

..   The Investment Divisions (or Fixed Account and Enhanced Dollar Cost
    Averaging Program) from which You want the money to be withdrawn.

Your withdrawal may be subject to Withdrawal Charges.

Generally, if You request, we will make payments directly to other investments on a tax-free basis. You may only do so if all applicable tax and state regulatory requirements are met and we receive all information necessary for us to make the payment. We may require You to use our original forms.

We may withhold payment of withdrawal if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (I.E., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the Contract has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.

SYSTEMATIC WITHDRAWAL PROGRAM

Under this program and subject to approval in your state, You may choose to automatically withdraw a certain amount each Contract Year. This amount is then paid throughout the Contract Year according to the time frame You select, e.g., monthly, quarterly, semi-annually or annually. For all Contract classes, except for the C Class, payments may be made monthly or quarterly during the first Contract Year. Unless we agree otherwise, this program will not begin within the first 60 days after the date we have issued You the Contract. Once the Systematic Withdrawal Program is initiated, the payments will automatically renew each Contract Year. Income taxes, tax penalties and Withdrawal Charges may apply to your withdrawals. Program payment amounts are subject to our required minimums and administrative restrictions. Your Account Value will be reduced by the amount of your Systematic Withdrawal Program payments and applicable Withdrawal Charges. Payments under this program are not the same as income payments You would receive under a pay-out option.

If You do not provide us with your desired allocation, or there are insufficient amounts in the Investment Divisions, Enhanced Dollar Cost Averaging Program or the Fixed Account that You selected, the payments will be taken out pro rata from the Fixed Account, Enhanced Dollar Cost Averaging Program and any Investment Divisions in which You then have money.

Selecting a Payment Date: Your payment date is the date we make the withdrawal. You may choose any calendar day for the payment date, other than the 29th, 30th or 31st of the month. When You select or change a payment date, we must receive your request at least 10 days prior to the selected payment date. (If You would like to receive your Systematic Withdrawal Program payment on or about the first of the month, You should make your request by the 20th day of the month.) If we do not receive your request in time, we will make the payment the following month after the date You selected. If You do not select a payment date, we will automatically begin systematic withdrawals within 30 days after we receive your request (other than the 29th, 30th or 31st of the month).

You may request to stop your Systematic Withdrawal Program at any time. We must receive any request in Good Order at least 30 days in advance. Although we need your written authorization to begin this program, You may cancel this program at any time by telephone or by writing to us (or over the Internet, if we agree) at our Administrative Office. We will also terminate your participation in the program upon notification of your death.

Systematic Withdrawal Program payments may be subject to a Withdrawal Charge unless an exception to this charge applies. We will determine separately the Withdrawal Charge and any relevant factors (such as applicable exceptions) for each Systematic Withdrawal Program payment as of the date it is withdrawn from your Contract.

MINIMUM DISTRIBUTIONS

In order to comply with certain tax law provisions, You may be required to take money out of the Contract. We have a required minimum distribution service that can help You fulfill minimum distribution requirements. We will terminate your participation in the program upon notification of your death.

CHARGES


  There are two types of charges You pay while You have money in an Investment Division:

..   Separate Account charge, and

..   Investment-related charge.

We describe these charges below. The amount of the charge may not necessarily correspond to costs associated with providing the services or benefits indicated by the designation of the charge or associated with the Contract. For example, the Withdrawal Charge may not fully cover all of the sales and distribution expenses actually incurred by us, and proceeds from other charges, including the Separate Account charge, may be used in part to cover such expenses. We can profit from certain Contract charges. The Separate Account charges You pay will not reduce the number of accumulation units credited to You. Instead, we deduct the charges as part of the calculation of the Accumulation Unit Value. We guarantee that the Separate Account insurance-related charge will not increase while You have the Contract.

SEPARATE ACCOUNT CHARGE

Each class of the Contract has a different annual Separate Account charge that is expressed as a percentage of the average Account Value in the Separate Account. A portion of this annual Separate Account charge is paid to us daily based upon the value of the amount You have in the Separate Account on the day the charge is assessed. This charge includes insurance-related charges that pay us for the risk that You may live longer than we estimated. Then, we could be obligated to pay You more in payments from a pay-out option than we anticipated. Also, we bear the risk that the guaranteed death benefit we would pay should You die during your pay-in phase is larger than your Account Value. This charge also includes the risk that our expenses in administering the Contracts may be greater than we estimated. The Separate Account charge also pays us for our distribution costs to both our licensed salespersons and other broker-dealers.

The chart below summarizes the Separate Account charge for each class of the Contract along with each death benefit that has an additional asset-based Separate Account charge prior to entering the pay-out phase of the Contract.

                          SEPARATE ACCOUNT CHARGES/1/

                                                   B CLASS B PLUS CLASS/2/ C CLASS L CLASS R CLASS
                                                   ------- --------------  ------- ------- -------
Separate Account charge with Standard Death
  Benefit/3/......................................  1.25%       1.80%       1.65%   1.50%   1.15%
  Optional Annual Step-Up Death Benefit...........  0.20%       0.20%       0.20%   0.20%   0.20%
  Optional Earnings Preservation Benefit/4/.......   .25%        .25%        .25%    .25%    .25%

  /1/ We currently charge an additional Separate Account charge of 0.25% of average daily net assets in the American Funds Growth-Income and American Funds Global Small Capitalization Investment Divisions. We reserve the right to impose an additional Separate Account charge on Investment Divisions that we add to the Contract in the future. The additional amount will not exceed the annual rate of 0.25% of average daily net assets in any such Investment Divisions.

  /2/ The Separate Account charge for the B Plus Class will be reduced by 0.55% after You have held the Contract for nine years.

  /3/  The Separate Account charge includes the Standard Death Benefit.

  /4/ The Optional Earnings Preservation Benefit may be elected with or without the Optional Annual Step-Up Death Benefit.

INVESTMENT-RELATED CHARGE


This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. The percentage You pay for the investment-related charge depends on which Investment Divisions You select. Each class of shares available to the Contracts has a 12b-1 Plan fee, which pays for distribution expenses. The class of shares available in the Metropolitan Fund and the Met Investors Fund is Class B, which has a 0.25% 12b-1 Plan fee (except for the American Funds(R) Balanced Allocation, American Funds(R) Bond, American Funds(R) Growth Allocation, American Funds(R) Growth and American Funds(R) Moderate Allocation Portfolios of the Met Investors Fund, which are Class C and have a 0.55% 12b-1 Plan fee and the Pioneer Strategic Income Portfolio of the Met Investors Fund, which is Class E and has a 0.15% 12b-1 Plan fee). Class 2 shares of the available American Funds(R) have a 0.25% 12b-1 Plan fee. Investment-related charges for each Portfolio for the previous year are listed in the "Table of Expenses".


ANNUAL CONTRACT FEE


  There is a $30 Annual Contract Fee. This fee is waived if your Account
Value is at least $50,000. It is deducted on a pro rata basis from the Investment Divisions on the Contract Anniversary. No portion of the fee is deducted from the Fixed Account. Regardless of the amount of your Account Value, the entire fee will be deducted at the time of a total withdrawal of your Account Value. This charge pays us for our miscellaneous administrative costs. These costs which we incur include financial, actuarial, accounting and legal expenses. We reserve the right to deduct this fee during the pay-out phase.

TRANSFER FEE

We reserve the right to limit the number of transfers per Contract Year to a maximum of twelve (excluding transfers resulting from automated investment strategies). Currently we do not limit the number of transfers You may make in a Contract Year. We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a fee were to be imposed, it would be $25.00 for each transfer over twelve in a Contract Year. The transfer fee will be deducted from the Investment Division or the Fixed Account from which the transfer is made. However, if the entire interest in the Separate Account or Fixed Account is being transferred, the transfer fee will be deducted from the amount that is transferred.

OPTIONAL ENHANCED DEATH BENEFITS

The EDB Max V may only be elected if You have elected the GMIB Max V. The EDB Max IV could only be elected if You elected the GMIB Max IV. The EDB Max III could only be elected if You elected the GMIB Max III. The EDB Max II could only be elected if You elected the GMIB Max II. The EDB III could only be elected if You elected the GMIB Plus IV. The EDB II could only be elected if You elected the GMIB Plus III.

The EDB Max V is available for an additional charge of 0.60% for issue ages 69 or younger and 1.15% for issue ages 70-72 of the Death Benefit Base (as defined later in this Prospectus); the EDB Max IV, the EDB Max III, the EDB Max II, the EDB III and the EDB II were each available for an additional charge of 0.60% for issue ages 69 or younger and 1.15% for issue ages 70-75 of the Death Benefit Base, each deducted for the prior Contract Year on the Contract Anniversary prior to taking into account any Optional Step-Up by withdrawing amounts on a pro rata basis from your Account Value in the Fixed Account, Enhanced Dollar Cost Averaging Program balance and Account Value in the Separate Account. We take amounts from the Separate Account by canceling accumulation units from your Account Value in the Separate Account. If You elect an Optional Step-Up, we may increase the charge applicable beginning after the Contract Anniversary on which the Optional Step-Up occurs to a rate that does not exceed the lower of: (a) the maximum Optional Step-Up charge (1.50%) or (b) the current rate that we would charge for the same optional benefit available for new Contract purchases at the time of the Optional Step-Up. The EDB Max V is currently available in all states. The EDB Max IV, the EDB Max III, EDB Max II, EDB III and EDB II are not available for purchase.

If You make a total withdrawal of your Account Value, elect to receive income payments under your Contract, change the Contract Owner or joint Contract Owner (or Annuitant if the Contract Owner is a non-natural person) or assign your Contract, a pro rata portion of the EDB charge will be assessed based on the number of months from the last Contract Anniversary to the date of the withdrawal, the beginning of income payments, the change of owner/Annuitant or the assignment. If an EDB optional benefit is terminated because the Contract is terminated, the death benefit amount is determined or your Account Value is not sufficient to pay the optional benefit charge, no EDB charge will be assessed based on the number of months from the last Contract Anniversary to the date the termination takes effect.

OPTIONAL GUARANTEED MINIMUM INCOME BENEFITS

The GMIB Max V is available and, the GMIB Max IV, the GMIB Max III, the GMIB Max II, the GMIB Plus IV and the GMIB Plus III were available for an additional charge of 1.00% based on the guaranteed minimum income base (as defined later in this Prospectus), deducted for the prior Contract Year on the Contract Anniversary prior to taking into account any Optional Step-Up by withdrawing amounts on a pro rata basis from your Account Value in the Fixed Account, Enhanced Dollar Cost Averaging Program balance and Account Value in the Separate Account. We take amounts from the Separate Account by canceling accumulation units from your Account Value in the Separate Account. If You elect an Optional Step-Up, we may increase the charge applicable beginning after the Contract Anniversary on which the Optional Step-Up occurs to a rate that does not exceed the lower of: (a) the maximum Optional Step-Up charge (1.50%) or (b) the current rate that we would charge for the same optional benefit available for new Contract purchases at the time of the Optional Step-Up. The GMIB Max V is currently available for purchase in all states. The GMIB Max IV, the GMIB Max III, GMIB Max II, GMIB Plus IV and GMIB Plus III are not available for purchase.

If You make a total withdrawal of your Account Value, elect to receive income payments under your Contract, change the Contract Owner or joint Contract Owner (or Annuitant if the Contract Owner is a non-natural person) or assign your Contract, a pro rata portion of the GMIB charge will be assessed based on the number of months from the last Contract Anniversary to the date of the withdrawal, the beginning of income payments, the change of Contract Owner/Annuitant or the assignment. If a GMIB optional benefit is terminated because of the death of the Contract Owner or Joint Contract Owner (or the Annuitant, if a non-natural person owns the Contract), the Guaranteed Principal Option is exercised or it is the 30th day following the Contract Anniversary prior to your 91st birthday, no GMIB optional benefit charge will be assessed based on the number of months from the last Contract Anniversary to the date the termination takes effect.

OPTIONAL GUARANTEED WITHDRAWAL BENEFITS

The GWB is available for an additional charge of 0.90% of the Total Guaranteed Withdrawal Amount (as defined later in this Prospectus), deducted for the prior Contract Year on the Contract Anniversary prior to taking into account any Automatic Annual Step-Up by withdrawing amounts on a pro rata basis from your Account Value in the Fixed Account, Enhanced Dollar Cost Averaging Program balance and Account Value in the Separate Account. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.

If You elect an Automatic Annual Step-Up, we may increase the charge applicable beginning after the Contract Anniversary on which the Automatic Annual Step-Up occurs to a rate that does not exceed the lower of: (a) the GWB maximum Fee Rate (1.80%) or (b) the current rate that we would charge for the same optional benefit available for new Contract purchases at the time of the Automatic Annual Step-Up.

If You make a total withdrawal of your Account Value, elect to receive income payments under your Contract, change the Contract Owner or joint Contract Owner (or Annuitant if the Contract Owner is a non-natural person) or assign your

Contract, a pro rata portion of the GWB charge will be assessed based on the number of months from the last Contract Anniversary to the date of the withdrawal, the beginning of income payments, the change of Contract Owner/Annuitant or the assignment. If a GWB optional benefit is terminated because of the death of the Contract Owner or Joint Contract Owner (or the Annuitant, if a non-natural person owns the Contract), or it is cancelled pursuant to the cancellation provisions of the optional benefit, no GWB optional benefit charge will be assessed based on the period from the last Contract Anniversary to the date the termination or cancellation takes effect. The GWB charge is not assessed while your Remaining Guaranteed Withdrawal Amount equals zero.

OPTIONAL GUARANTEED LIFETIME WITHDRAWAL BENEFITS

The GLWB optional benefit is available for an additional charge of 1.20% of the Benefit Base (as defined later in this Prospectus), deducted for the prior Contract Year on the Contract Anniversary prior to taking into account any Automatic Step-Up by withdrawing amounts on a pro rata basis from your Enhanced Dollar Cost Averaging Program balance and Account Value in the Separate Account. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from your Account Value in the Separate Account.

Upon an Automatic Step-Up, we may increase the charge applicable beginning after the Contract Anniversary on which the Automatic Step-Up occurs to a rate that does not exceed the lower of: (a) the GLWB optional benefit maximum charge (2.00%) or (b) the current rate that we would charge for the same optional benefit with the same benefits, if available, for new Contract purchases at the time of the Automatic Step-Up.

If You make a total withdrawal of your Account Value prior to the Lifetime Withdrawal Age or that was an Excess Withdrawal, elect to receive income payments under your Contract, change the Contract Owner or joint Contract Owner (or Annuitant if the Contract Owner is a non-natural person) or assign your Contract, a pro rata portion of the GLWB optional benefit charge will be assessed based on the number of months from the last Contract Anniversary to the date of the withdrawal, the beginning of income payments, the change of Contract Owner/Annuitant or the assignment. If a GLWB optional benefit is terminated because of the death of the Contract Owner or joint Contract Owner (or the Annuitant, if a non-natural person owns the Contract), or it is cancelled pursuant to the cancellation provisions of the optional benefit, no GLWB optional benefit charge will be assessed based on the period from the last Contract Anniversary to the date the termination or cancellation takes effect.

OPTIONAL GUARANTEED LIFETIME WITHDRAWAL BENEFIT--DEATH BENEFIT (THE "GLWB DEATH BENEFIT")

The GLWB Death Benefit may only be elected if you have also elected the GLWB optional benefit.

The GLWB Death Benefit is available for an additional charge of 0.65% of the GLWB Death Benefit Base (as defined later in this Prospectus), deducted for the prior Contract Year on the Contract Anniversary prior to taking into account any Automatic Step-Up by withdrawing amounts on a pro rata basis from your Enhanced Dollar Cost Averaging Program balance and Account Value in the Separate Account. We take amounts from the investment options that are part of the Separate Account by canceling accumulation units from your Account Value in the Separate Account.

Upon an Automatic Step-Up, we may increase the charge applicable beginning after the Contract Anniversary on which the Automatic Step-Up occurs to a rate that does not exceed the lower of: (a) the GLWB Death Benefit maximum charge (1.20%) or (b) the current rate that we would charge for the same optional death benefit with the same benefits, if available, for new Contract purchases at the time of the Automatic Step-Up.

If You make a total withdrawal of your Account Value prior to the Lifetime Withdrawal Age or that was an Excess Withdrawal, elect to receive income payments under your Contract, change the Contract Owner or joint Contract Owner (or Annuitant if the Contract Owner is a non-natural person) or assign your Contract, a pro rata portion of the GLWB Death Benefit charge will be assessed based on the number of months from the last Contract Anniversary to the date of

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
the withdrawal, the beginning of income payments, the change of Contract Owner/Annuitant or the assignment. If the GLWB optional benefit is terminated because of the death of the Contract Owner or joint Contract Owner (or the Annuitant, if a non-natural person owns the Contract), or it is cancelled pursuant to the cancellation provisions of the GLWB optional benefit, no GLWB Death Benefit charge will be assessed based on the period from the last Contract Anniversary to the date the termination or cancellation takes effect.

PREMIUM AND OTHER TAXES

   Some jurisdictions tax what are called "annuity considerations." These may apply to purchase payments, Account Values and death benefits. In most jurisdictions, we currently do not deduct any money from purchase payments, Account Values or death benefits to pay these taxes. Generally, our practice is to deduct money to pay premium taxes (also known as "annuity" taxes) only when You exercise a pay-out option. In certain jurisdictions, we may deduct money to pay premium taxes on lump sum withdrawals or when You exercise a pay-out option. We may deduct an amount to pay premium taxes some time in the future since the laws and the interpretation of the laws relating to annuities are subject to change.

Premium taxes, if applicable, currently depend on the Contract You purchase and your home state or jurisdiction. The chart in Appendix A shows the jurisdictions where premium taxes are charged and the amount of these taxes.

We also reserve the right to deduct from purchase payments, Account Values, withdrawals or income payments, any taxes (including, but not limited to, premium taxes) paid by us to any government entity relating to the Contracts. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under Federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the Account Value at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

We reserve the right to deduct from the Contract for any income taxes which we incur because of the Contract. In general, we believe under current Federal income tax law, we are entitled to hold reserves with respect to the Contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the Contract, and in that event we may deduct such tax from the Contract. At the present time, however, we are not incurring any such income tax or making any such deductions.

WITHDRAWAL CHARGES

   A Withdrawal Charge may apply if You withdraw purchase payments that were credited to your Contract. For the B Plus Class, unless we specifically state otherwise, "purchase payments" in reference to the B Plus Class means purchase payments plus any associated bonus amounts, therefore, the declining nine year Withdrawal Charge on each purchase payment will include any associated bonus amounts. There are no Withdrawal Charges for the C Class Contract or in certain situations or upon the occurrence of certain events (see "When No Withdrawal Charge Applies"). To determine the Withdrawal Charge for the Contracts, we treat your Fixed Account, Enhanced Dollar Cost Averaging Program and Separate Account as if they were a single account and ignore both your actual allocations and the Fixed Account, Enhanced Dollar Cost Averaging Program or Investment Division from which the withdrawal is actually coming. To determine what portion (if any) of a withdrawal is subject to a Withdrawal Charge, amounts are withdrawn from your Contract in the following order: (1) Earnings in your Contract (earnings are equal to your Account Value, less Purchase Payments not previously withdrawn); (2) The free withdrawal amount described below (deducted from purchase payments not previously withdrawn, in the order such purchase payments were made, with the oldest purchase payment first, as described below); and (3) Purchase payments not previously withdrawn, in the order such purchase payments were made: the oldest purchase payment first, the next purchase payment second, etc. until all purchase payments have been withdrawn. Once we have determined the amount of the Withdrawal Charge, we will then withdraw it from the Fixed Account, Enhanced Dollar Cost Averaging Program and the Investment Divisions in the same proportion as the withdrawal is being made.

For a full withdrawal, we multiply the amount to which the Withdrawal Charge applies by the percentage shown, keep the result as a Withdrawal Charge and pay You the rest.

For partial withdrawals, we multiply the amount to which the Withdrawal Charge applies by the percentage shown, keep the result as a Withdrawal Charge and pay You the rest. We will treat your request as a request for a full withdrawal if your Account Value is not sufficient to pay both the requested withdrawal and the Withdrawal Charge, or if the withdrawal leaves an Account Value that is less than the minimum required.

The Withdrawal Charge on purchase payments withdrawn for each class is as follows:


NUMBER OF COMPLETE YEARS FROM RECEIPT OF PURCHASE PAYMENT  B CLASS B Plus CLASS C CLASS L CLASS R CLASS
---------------------------------------------------------  ------- ------------ ------- ------- -------
                    0.....................................    7%        8%       None      7%      8%
                    1.....................................    6%        8%                 6%      8%
                    2.....................................    6%        7%                 5%      7%
                    3.....................................    5%        6%                 0%      6%
                    4.....................................    4%        5%                 0%      5%
                    5.....................................    3%        4%                 0%      4%
                    6.....................................    2%        3%                 0%      3%
                    7.....................................    0%        2%                 0%      2%
                    8.....................................    0%        1%                 0%      1%
                    9 and thereafter......................    0%        0%                 0%      0%

The Withdrawal Charge reimburses us for our costs in selling the Contracts. We may use our profits (if any) from the Separate Account charge to pay for our costs to sell the Contracts which exceed the amount of Withdrawal Charges we collect.

FREE WITHDRAWAL AMOUNT. The free withdrawal amount for each Contract Year after the first (there is no free withdrawal amount in the first Contract Year) is equal to 10% of your total Purchase Payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Also, we currently will not assess the Withdrawal Charge on amounts withdrawn during the first Contract Year under the Systematic Withdrawal Program. Any unused free withdrawal amount in one Contract Year does not carry over to the next Contract Year.

DIVORCE. A withdrawal made pursuant to a divorce or separation agreement is subject to the same Withdrawal Charge provisions described in this section, if permissible under tax law. In addition, the withdrawal will reduce the Account Value, the death benefit, and the amount of any optional benefit (including the benefit base that we use to determine the guaranteed amount of the benefit). The amount withdrawn could exceed the maximum amount that can be withdrawn without causing a proportionate reduction in the benefit base used to calculate the guaranteed amount provided by an optional benefit, as described in "Death Benefit - Generally" and "Living Benefits". The withdrawal could have a significant negative impact on the death benefit and on any optional benefit.

WHEN NO WITHDRAWAL CHARGE APPLIES

In some cases, we will not charge You the Withdrawal Charge when You make a withdrawal. We may, however, ask You to prove that You meet any of the conditions listed below.

You do not pay a Withdrawal Charge:

..   If You have a C Class Contract.

..   On transfers You make within your Contract among the Investment Divisions and transfers to or from the Fixed Account.

..   On withdrawals of purchase payments You made over seven Contract Years ago for the B Class, nine Contract Years ago for the B Plus Class, three Contract Years ago for the L Class, and nine Contract Years ago for the R Class.

..   If You choose payments over one or more lifetimes except, in certain cases, under the GMIB.

..   If You die during the pay-in phase. Your Beneficiary will receive the full death benefit without deduction.

..   If your Contract permits and your spouse is substituted as the owner of the
    Contract and continues the Contract, that portion of the Account Value that is equal to the "step-up" portion of the death benefit.

..   If You withdraw only your earnings from the Investment Divisions.

..   During the first Contract Year, if You are in the Systematic Withdrawal
    Program, and You withdraw up to 10% of your total purchase payments at the rate of 1/12 of such 10% each month on a non-cumulative basis, if withdrawals are on a monthly basis, or 1/4 of such 10% each quarter on a non-cumulative basis, if withdrawals are on a quarterly basis.

..   After the first Contract Year, if You withdraw up to 10% of your total purchase payments, per Contract Year. This 10% total withdrawal may be taken in an unlimited number of partial withdrawals during that Contract Year.

..   If the withdrawal is to avoid required Federal income tax penalties (not including Section 72(t) or (q) under the Code) or to satisfy Federal income tax rules concerning minimum distribution requirements that apply to your Contract. For purposes of this exception, we assume that the Contract is the only Contract or funding vehicle from which distributions are required to be taken and we will ignore all other Account Values. This exception does not apply if You have a Non-Qualified or Roth IRA Contract.

..   If You accept an amendment converting your Traditional IRA Contract to a
    Roth IRA Contract.

..   If You properly "recharacterize" as permitted under Federal tax law your
    Traditional IRA Contract or a Roth IRA Contract using the same Contract.

..   This Contract feature is only available if You are less than 86 years old on the Contract issue date. After the first Contract Year, to withdrawals to which a Withdrawal Charge would otherwise apply, if You have been either the Contract Owner continuously since the issue of the Contract or the spouse who continues the Contract:

  . Has been a resident of certain nursing home facilities or a hospital for a minimum of 90 consecutive days or for a minimum total of 90 days where there is no more than a 6-month break in that residency and the residencies are for related causes, where You have exercised this right no later than 90 days of exiting the nursing home facility or hospital. This Contract feature is not available in Massachusetts. This Contract feature is also not available for Contracts issued in South Dakota based on applications and necessary information received in Good Order at your Administrative Office after the close of the New York Stock Exchange on December 31, 2012; or

  . Is diagnosed with a terminal illness and not expected to live more than 12 months (24 months in the state of Massachusetts).

..   This Contract feature is only available if You are less than 65 years old on the date You became disabled and if the disability commences subsequent to the first Contract Anniversary. After the first Contract Year, if You are disabled as defined in the Federal Social Security Act and if You have been the Contract Owner continuously since the issue of the Contract or the spouse who continues the Contract. This Contract feature is not available in Massachusetts or Connecticut.

..   If You have transferred money which is not subject to a Withdrawal Charge
    (because You have satisfied contractual provisions for a withdrawal without the imposition of a Contract Withdrawal Charge) from certain eligible MetLife contracts or certain eligible contracts of MetLife affiliates into the Contract, and the withdrawal is of these transferred amounts and we agree. Any purchase payments made after the transfer are subject to the usual Withdrawal Charge schedule.

..   Subject to availability in your state, if the early Withdrawal Charge that would apply if not for this provision (1) would constitute less than 0.50% of your Account Value and (2) You transfer your total Account Value to certain eligible contracts issued by MetLife or its affiliated companies and we agree.

GENERAL. We may elect to reduce or eliminate the amount of the Withdrawal Charge when the Contract is sold under circumstances which reduce our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the Contract, or if a prospective purchaser already had a relationship with us.

FREE LOOK


   You may cancel your Contract within a certain time period. This is known as a "free look." Not all Contracts issued are subject to free look provisions under state law. We must receive your request to cancel in writing by the appropriate day in your state, which varies from state to state. The time period may also vary depending on your age and whether You purchased your Contract from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund (i) all of your purchase payments or (ii) your Account Value as of the date your refund request is received at your Administrative Office in Good Order (this means you bear the risk of any decline in the value of your contract due to the performance of the Investment Divisions during the Free Look period).


Any Bonus does not become yours until after the "free look" period; we retrieve it if You exercise the "free look". Your exercise of any "free look" is the only circumstance under which the 6% credit will be retrieved (commonly called "recapture"). If your state requires us to refund your Account Value, the refunded amount will include any investment performance attributable to the 6% credit. If there are any losses from investment performance attributable to the 6% credit, we will bear that loss.

For additional information applicable to California purchasers aged 60 and older who elect a GMIB Max, EDB Max, GWB v1 or GLWB optional benefit, see "Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max, the EDB Max and the GWB v1--Investment Allocation Restrictions--California Free Look Requirements for Purchasers Age 60 and Over" and "Investment Allocation and Other Purchase Payment Restrictions for the GLWB--Investment Allocation Restrictions--California Free Look Requirements for Purchasers Age 60 and Over."

DEATH BENEFIT--GENERALLY

   One of the insurance guarantees we provide You under your Contract is that your beneficiaries will be protected during the "pay-in" phase against market downturns. You name your Beneficiary(ies).

If You intend to purchase the Contract for use with a Traditional IRA or Roth IRA, see "Income Taxes" for a discussion concerning IRAs.

The standard death benefit is described below. The additional optional death benefits (the Annual Step-Up Death Benefit, the EDB Max V, the EDB Max IV, the EDB Max III the EDB Max II, the EDB III, the EDB II, the GLWB Death Benefit and the Earnings Preservation Benefit) are described in the "Optional Death Benefits" section. You may elect the Earnings Preservation Benefit with or without the Annual Step-Up Death Benefit. You may not elect the Annual Step-Up Death Benefit and/or the Earnings Preservation Benefit with the GLWB or with an Enhanced Death Benefit (EDB Max V, EDB Max IV, EDB Max III, EDB Max II, EDB III or EDB II. The EDB Max V is currently available in all states. The EDB Max IV, the EDB Max III, the EDB Max II, the EDB III and the EDB II are not available for purchase. The EDB Max V may only be elected if You have elected the GMIB Max V. The EDB Max IV may only be elected if You have elected the GMIB Max IV. The EDB Max III could only be elected if You elected the GMIB Max III. The EDB Max II could only be elected if You elected the GMIB Max II. The EDB III could only be elected if You elected the GMIB Plus IV. The EDB II could only be elected if You elected the GMIB Plus III. You may only elect the GLWB Death Benefit if you have also elected the GLWB optional benefit.

The death benefits are described below. There may be versions of each optional death benefit that vary by issue date and state availability. In addition, a version of an optional death benefit may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If You have already been issued a Contract, please check your Contract and optional death benefits for the specific provisions applicable to You.

The death benefit is determined as of the end of the business day on which we receive both due proof of death and an election for the payment method. Until the Beneficiary (or first beneficiary, if there are multiple Beneficiaries) submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Divisions and is subject to investment risk.

If we are presented with notification of your death before any requested transaction is completed (including transactions under automated investment strategies, the Enhanced Dollar Cost Averaging Program and other dollar cost averaging programs, the automated required minimum distribution service and the Systematic Withdrawal Program), we will cancel the request. As described above, the death benefit will be determined when we receive due proof of death and an election for the payment method.

Where there are multiple Beneficiaries, any guaranteed death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the guaranteed death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the Contract's Account Value an amount equal to the difference between the death benefit payable and the Account Value, in accordance with the current allocation of the Account Value. The remaining death benefit amounts are held in the Investment Divisions until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit and are subject to investment risk until we receive his/her necessary documentation.

Your Beneficiary has the option to apply the death benefit less any applicable premium taxes to a pay-out option offered under your Contract. Your Beneficiary may, however, decide to take payment in one sum, including either by check, by placing the amount in an account that earns interest, or by any other method of payment that provides the Beneficiary with immediate and full access to the proceeds or under other settlement options that we may make available. If You purchased the Contract as a deceased person's Beneficiary under an IRA, your Beneficiary may be limited by tax law as to the method of distribution of any death benefit. See "Income Taxes" for more information.

If You are a non-natural person, then the life of the Annuitant is the basis for determining the death benefit. If there are joint Contract Owners, the oldest of the two will be used as a basis for determining the death benefit.

If You are a natural person and You change ownership of the Contract to someone other than your spouse, the death benefit is calculated as described in the following pages except all values used to calculate the death benefit, which may include, Highest Anniversary Value as of each fifth Contract Anniversary, Highest Anniversary Value as of each Contract Anniversary and Annual Increase Amount (depending on whether You choose an optional benefit), are reset to the Account Value on the date of the change in Contract Owner.

SPOUSAL CONTINUATION. If the Beneficiary is your spouse, the Beneficiary may be substituted as the owner of the Contract and continue the Contract under the terms and conditions of the Contract that applied prior to the owner's death, with certain exceptions described in the Contract. In that case, the Account Value will be adjusted to equal the death benefit. (Any additional amounts added to the Account Value will be allocated in the same proportions to each balance in an Investment Division, Enhanced Dollar Cost Averaging Program and the Fixed Account as each bears to the total Account Value.) There would be a second death benefit payable upon the death of the spouse. The spouse is permitted to make additional purchase payments. The spouse would not be permitted to choose any optional benefit available under the Contract, unless the deceased spouse had previously purchased the benefit at issue of the Contract. Any amounts in the Contract would be subject to applicable Withdrawal Charges except for that portion of the Account Value that is equal to the "step-up" portion of the death benefit.

If the spouse continues the Contract, the second death benefit is calculated as described in the following pages except all values used to calculate the death benefit, which may include the Highest Anniversary Value as of each fifth Contract Anniversary or the Highest Anniversary Value as of each Contract Anniversary, are reset to the Account Value which has been adjusted to include the death benefit on the date the spouse continues the Contract. If the Contract includes both a GMIB and an EDB optional benefit, the Annual Increase Amount for both the GMIB and the EDB optional benefits is also reset to the Account Value adjusted to include the death benefit on the date the spouse continues the Contract.

Spousal continuation will not satisfy required minimum distribution rules for tax-qualified Contracts other than IRAs. Any Internal Revenue Code reference to "spouse" includes those persons who are married spouses under state law, regardless of sex.

For information on Spousal Continuation regarding the GLWB optional benefit, see the "Operation of the GLWB -- Spousal Continuation."


Any reference to "spouse" includes those persons who are married under state law, regardless of sex.


"STRETCH IRA" CONTRACTS. We permit your Beneficiary to hold the Traditional IRA Contract in your name after your death for his/her benefit. We issue a new Contract to your Beneficiary to facilitate the distribution of payments. The designated Beneficiary's interest in the Contract must be distributed in accordance with minimum required distribution rules for contracts under the income tax regulations over a period no longer than the designated Beneficiary's single life expectancy with the distributions beginning within 12 months after the date of your death. The new Contract is issued in the same Contract class as your Contract, except, if You had a B Plus Class Contract, the Contract is issued as a B Class Contract. In that case the Account Value would be reset to equal the death benefit on the date the Beneficiary submits the necessary documentation in Good Order. (Any additional amounts added to the Account Value would be allocated in the same proportions to each balance in an Investment Division and the Fixed Account as each bears to the total Account Value.) There would be a second death benefit payable upon the death of the Beneficiary. Your Beneficiary is permitted to make additional purchase payments consisting generally of monies which are direct transfers (as defined under the tax law) from other IRA contracts in the name of the same decedent. Any additional purchase payments would be subject to applicable Withdrawal Charges. The Beneficiary may be permitted to choose some optional benefits available under the Contract, but certain Contract provisions or programs may not be available.

If your Beneficiary holds the Traditional IRA Contract in your name after your death for his/her benefit, the death benefit would be calculated as described in the following pages except all values used to calculate the death benefit, which may include Highest Anniversary Value as of each fifth Contract Anniversary or Highest Anniversary Value as of each Contract Anniversary, would be reset to the Account Value which has been adjusted to include the death benefit on the date the Beneficiary then holds the Contract. If the Contract has the optional GMIB, the Annual Increase Amount is reset to the Account Value which has been adjusted to include the death benefit on the date the Beneficiary then holds the Contract. At the death of the Beneficiary, the Beneficiary's Beneficiary may be limited by tax law as to the method of distribution of any death benefit.

"STRETCH NON-QUALIFIED" CONTRACTS. If available in your state, we permit your Beneficiary to hold the Non-Qualified Contract in your name after your death for his/her benefit. We issue a new Contract to your Beneficiary to facilitate the distribution of payments. The designated Beneficiary's interest in the Contract must be distributed in accordance with minimum required distribution rules for contracts under the income tax regulations over a period no longer than the designated Beneficiary's single life expectancy with the distributions beginning within 12 months after the date of your death. The new Contract is issued in the same Contract class as your Contract, except, if You had a B Plus Class Contract, the Contract is issued as a B Class Contract. In that case the Account Value would be reset to equal the death benefit on the date the Beneficiary submits the necessary documentation in Good Order. (Any additional amounts added to the Account Value would be allocated in the same proportions to each balance in an Investment Division and the Fixed Account as each bears to the total Account Value.) There would be a second death benefit payable upon the death of the Beneficiary. Your Beneficiary is permitted to make additional purchase payments consisting generally of monies which are direct transfers (as defined under the tax law) from other non-qualified contracts in the name of the same decedent. Any additional purchase payments would be subject to applicable Withdrawal Charges. The Beneficiary may be permitted to choose some of the optional benefits available under the Contract, but no optional living benefit options are available and certain Contract provisions or programs may not be available.

If your Beneficiary holds the Non-Qualified Contract in your name after your death for his/her benefit, the death benefit would be calculated as described in the following pages except all values used to calculate the death benefit, which may include Highest Anniversary Value as of each fifth Contract Anniversary or Highest Anniversary Value as of each Contract Anniversary, would be reset to the Account Value which has been adjusted to include the death benefit on the date the Beneficiary then holds the Contract. If the Contract has an optional GMIB, the Annual Increase Amount is reset to the Account Value which has been adjusted to include the death benefit on the date the Beneficiary then holds the Contract. At the death of the Beneficiary, the Beneficiary's Beneficiary may be limited by tax law and our administrative procedures as to the available methods and period of distribution of any death benefit.

TOTAL CONTROL ACCOUNT. The Beneficiary may elect to have the Contract's death proceeds paid through a settlement option called the Total Control Account. The Total Control Account is an interest-bearing account through which the Beneficiary has immediate and full access to the proceeds, with unlimited draft writing privileges. We credit interest to the account at a rate that will not be less than a guaranteed minimum annual effective rate.

Assets backing the Total Control Accounts are maintained in our general account and are subject to the claims of our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum annual effective rate. Because we bear the investment experience of the assets backing the Total Control Accounts, we may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.

EDB AND DECEDENT CONTRACTS. If You are purchasing this Contract with a non-taxable transfer of the death benefit proceeds of any annuity Contract or IRA (or any other tax-qualified arrangement) of which You were the Beneficiary and You are "stretching" the distributions under the Internal Revenue Service required distribution rules, You may not purchase an EDB.

STANDARD DEATH BENEFIT

The Standard Death Benefit is designed to provide protection against adverse investment experience. In general, it guarantees that the death benefit will not be less than the greatest of (1) your Account Value; (2) total purchase payment less partial withdrawals; or (3) your "Highest Anniversary Value" (as described below) as of each fifth Contract Anniversary.

If You die during the pay-in phase and You have not chosen one of the optional death benefits, the death benefit the Beneficiary receives will be equal to the greatest of:

1. Your Account Value; or

2. Total purchase payments reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable Withdrawal Charge); or

3. "Highest Anniversary Value" as of each fifth Contract Anniversary, determined as follows:

   .  At issue, the Highest Anniversary Value is your initial purchase payment;

   . Increase the Highest Anniversary Value by each subsequent purchase payment;

   . Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable Withdrawal Charge);

   .  On each fifth Contract Anniversary before your 81st birthday, compare the
      (1) then-Highest Anniversary Value to the (2) current Account Value and
      (3) total purchase payments reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable Withdrawal Charge) and set the Highest Anniversary Value equal to the greatest of the three.

   . After the Contract Anniversary immediately preceding your 81st birthday, adjust the Highest Anniversary Value only to:

      . Increase the Highest Anniversary Value by each subsequent purchase payment or

      . Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable Withdrawal Charge).

For purposes of determining the Highest Anniversary Value as of the applicable Contract Anniversary, purchase payments increase the Highest Anniversary Value on a dollar for dollar basis. Partial withdrawals however, reduce the Highest Anniversary Value proportionately, that is the percentage reduction is equal to the dollar amount of the withdrawal (plus applicable Withdrawal Charges) divided by the Account Value before the withdrawal.

                                   EXAMPLE:

------------------------------------------------------------------------------------------------------
                                                           Date                       Amount
                                               ------------------------------ ------------------------
A   Initial purchase payment                             10/1/2015                   $100,000
------------------------------------------------------------------------------------------------------
B   Account Value                                        10/1/2016                   $104,000
                                               (First Contract Anniversary)
------------------------------------------------------------------------------------------------------
C   Death Benefit                                     As of 10/1/2016                $104,000
                                                                              (= greater of A and B)
------------------------------------------------------------------------------------------------------
D   Account Value                                        10/1/2017                    $90,000
                                               (Second Contract Anniversary)
------------------------------------------------------------------------------------------------------
E   Death Benefit                                        10/1/2017                   $100,000
                                                                              (= greater of A and D)
------------------------------------------------------------------------------------------------------
F   Withdrawal                                           10/2/2017                    $9,000
------------------------------------------------------------------------------------------------------
G   Percentage Reduction in Account Value                10/2/2017                      10%
                                                                                      (= F/D)
------------------------------------------------------------------------------------------------------
H   Account Value after Withdrawal                       10/2/2017                    $81,000
                                                                                      (= D-F)
------------------------------------------------------------------------------------------------------
I   Purchase Payments reduced for Withdrawal          As of 10/2/2017                 $90,000
                                                                                   (= A-(A X G))
------------------------------------------------------------------------------------------------------
J   Death Benefit                                        10/2/2017                    $90,000
                                                                              (= greater of H and I)
------------------------------------------------------------------------------------------------------
K   Account Value                                        10/1/2020                   $125,000
------------------------------------------------------------------------------------------------------
L   Death Benefit (Highest Anniversary Value)        As of 10/1/2020                 $125,000
                                                    (Fifth Anniversary)       (= greater of I and K)
------------------------------------------------------------------------------------------------------
M   Account Value                                        10/2/2020                   $110,000
------------------------------------------------------------------------------------------------------
N   Death Benefit                                     As of 10/2/2020                $125,000
                                                                              (= greatest of I, L, M)
------------------------------------------------------------------------------------------------------

Notes to Example

Purchaser is age 60 at issue.

Any Withdrawal Charge withdrawn from the Account Value is included when determining the percentage of Account Value withdrawn.

Account Values on 10/1/17 and 10/2/17 are assumed to be equal prior to the withdrawal.

OPTIONAL DEATH BENEFITS

ANNUAL STEP-UP DEATH BENEFIT

   The Annual Step-Up Death Benefit is designed to provide protection against adverse investment experience. In general, it guarantees that the death benefit will not be less than the greater of (1) your Account Value; or
(2) your "Highest Anniversary Value" (as described below) as of each Contract Anniversary.

You may purchase at application a death benefit that provides that the death benefit amount is equal to the greater of:

1. The Account Value; or

2. "Highest Anniversary Value" as of each Contract Anniversary, determined as follows:

  .   At issue, the Highest Anniversary Value is your initial purchase payment;

  . Increase the Highest Anniversary Value by each subsequent purchase payment;

  . Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable Withdrawal Charge);

  .   On each Contract Anniversary before your 81st birthday, compare the
      (1) then-Highest Anniversary Value to the (2) current Account Value and set the Highest Anniversary Value equal to the greater of the two.

  . After the Contract Anniversary immediately preceding your 81st birthday, adjust the Highest Anniversary Value only to:

     . Increase the Highest Anniversary Value by each subsequent purchase payment or

     . Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable Withdrawal Charge).

For purposes of determining the Highest Anniversary Value as of the applicable Contract Anniversary, purchase payments increase the Highest Anniversary Value on a dollar for dollar basis. Partial withdrawals, however, reduce the Highest Anniversary Value proportionately, that is, the percentage reduction is equal to the dollar amount of the withdrawal (plus applicable Withdrawal Charges) divided by the Account Value immediately before the withdrawal.

You may not purchase this benefit if You are 78 years of age or older.

The Annual Step-Up Death Benefit is available for an additional charge of 0.20% annually of the average daily value of the amount You have in the Separate Account.

                                   EXAMPLE:

-------------------------------------------------------------------------------------------------------------
                                                                   Date                       Amount
                                                       ------------------------------ -----------------------
A   Initial purchase payment                                     10/1/2015                   $100,000
-------------------------------------------------------------------------------------------------------------
B   Account Value                                                10/1/2016                   $104,000
                                                       (First Contract Anniversary)
-------------------------------------------------------------------------------------------------------------
C   Death Benefit (Highest Anniversary Value)                 As of 10/1/2016                $104,000
                                                                                      (= greater of A and B)
-------------------------------------------------------------------------------------------------------------
D   Account Value                                                10/1/2017                   $90,000
                                                       (Second Contract Anniversary)
-------------------------------------------------------------------------------------------------------------
E   Death Benefit (Highest Contract Year Anniversary)            10/1/2017                   $104,000
                                                                                      (= greater of B and D)
-------------------------------------------------------------------------------------------------------------
F   Withdrawal                                                   10/2/2017                    $9,000
-------------------------------------------------------------------------------------------------------------
G   Percentage Reduction in Account Value                        10/2/2017                     10%
                                                                                             (= F/D)
-------------------------------------------------------------------------------------------------------------
H   Account Value after Withdrawal                               10/2/2017                   $81,000
                                                                                             (= D-F)
-------------------------------------------------------------------------------------------------------------
I   Highest Anniversary Value reduced for Withdrawal          As of 10/2/2017                $93,600
                                                                                          (= E-(E X G))
-------------------------------------------------------------------------------------------------------------
J   Death Benefit                                                10/2/2017                   $93,600
                                                                                      (= greater of H and I)
-------------------------------------------------------------------------------------------------------------

Notes to Example

Purchaser is age 60 at issue.

Any Withdrawal Charge withdrawn from the Account Value is included when determining the percentage of Account Value withdrawn.

The Account Values on 10/1/17 and 10/2/17 are assumed to be equal prior to the withdrawal.

ENHANCED DEATH BENEFITS

In states where approved, You may select the Enhanced Death Benefit ("EDB") (subject to investment allocation restrictions) if You are age 72 or younger (for EDB Max V) or age 75 or younger (for all other versions of the EDB) at the effective date of your Contract. If You select the EDB, You may not select the Optional Annual Step-Up Death Benefit or the Earnings Preservation Benefit. The EDB optional benefit is referred to in your Contract and rider as the "Guaranteed Minimum Death Benefit" or "GMDB".

The EDB Max V is currently available for purchase in all states. The EDB Max IV, the EDB Max III, EDB Max II, EDB III and EDB II are not available for purchase.

EDB VERSIONS MUST BE ELECTED WITH CORRESPONDING GMIB OPTIONAL BENEFITS. Each version of the EDB optional benefit may only be elected if You have elected the corresponding GMIB optional benefit:

..   EDB Max V may only be elected with GMIB Max V;
..   EDB Max IV could only have been elected with GMIB Max IV;
..   EDB Max III could only have been elected with GMIB Max III;
..   EDB Max II could only have been elected with GMIB Max II;
..   EDB III could only have been elected with GMIB Plus IV; and
..   EDB II could only have been elected with GMIB Plus III.

You should understand that by electing both a GMIB optional benefit and an EDB optional benefit, You will be paying for and receiving both an income benefit and a death benefit and the cost of the combined optional benefits will be higher than the cost of either a GMIB optional benefit or other available death benefit optional benefits individually. Please note that other standard or optional death benefits are available under the Contract that are not required to be purchased in combination with a GMIB optional benefit. You should also understand that once GMIB income payments begin under a GMIB optional benefit, the EDB optional benefit will be terminated.

SUMMARY OF THE EDB

The following section provides a summary of how the EDB works. A more detailed explanation of the operation of the EDB is provided in the section below called "Operation of the EDB."

Under the EDB, we calculate a "Death Benefit Base" that, if greater than the Account Value at the time the death benefit is calculated determines the death benefit amount. The Death Benefit Base provides protection against adverse investment experience. It guarantees that the death benefit will not be less than the greater of: (1) the highest Account Value on any Contract Anniversary (adjusted for withdrawals), or (2) the amount of your initial investment (adjusted for withdrawals), accumulated at the Annual Increase Rate.

DIFFERENT VERSIONS OF THE EDB. From time to time, we introduce new versions of the EDB. Each version of the EDB we have offered with the Contract, and the versions we may currently be offering (if any), are listed in the "EDB Rate Table" immediately following the "Operation of the EDB" section below. The principal differences between the different versions of the EDB described in this Prospectus are the items listed in the EDB Rate Table and the investment portfolios to which You are permitted to allocate Account Value while the EDB optional benefit is in effect (see "Operation of the EDB - Investment Allocation Restrictions").

OPERATION OF THE EDB

The following section describes how the EDB operates. When reading the following descriptions of the operation of the EDB (for example, the "Annual Increase Rate" and "Dollar-for-Dollar Withdrawal Percentage" sections), refer to the EDB Rate Table below for the specific rates and other terms applicable to your version of the EDB.

(See Appendix D for examples of the operation of the EDB.)

If You select an EDB optional benefit, the amount of the death benefit will be the greater of:

(1)the Account Value; or

(2)the Death Benefit Base.

DEATH BENEFIT BASE.  The Death Benefit Base is the greater of (a) or (b) below.

   (a)Highest Anniversary Value: On the date we issue your Contract, the "Highest Anniversary Value" is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal. The percentage reduction in Account Value is the dollar amount of the withdrawal (including any applicable Withdrawal Charge) divided by the Account Value immediately preceding such withdrawal. On each Contract Anniversary prior to the Contract Owner's 81st birthday, the Highest Anniversary Value will be recalculated to equal the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.

The Highest Anniversary Value does not change after the Contract Anniversary immediately preceding the Contract Owner's 81st birthday, except that it is increased for each subsequent purchase payment and reduced proportionally by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable Withdrawal Charge).

   (b)Annual Increase Amount : On the date we issue your Contract the "Annual Increase Amount" is equal to your initial purchase payment . All purchase payments received within 120 days of the date we issue your Contract will be treated as part of the initial purchase payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:

      (i)is purchase payments accumulated at the Annual Increase Rate (as defined below) from the date the purchase payment is made; and

     (ii)is withdrawal adjustments (as defined below) accumulated at the Annual Increase Rate.

The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See "Optional Step-Up" below for a feature that can be used to reset the Annual Increase Amount to the Account Value.

The Annual Increase Amount does not change after the Contract Anniversary immediately preceding the Contract Owner's 91st birthday, except that it is increased for each subsequent purchase payment and reduced by the withdrawal adjustments described below.

ANNUAL INCREASE RATE. As noted above, we calculate a Death Benefit base under the EDB optional benefit that helps determine the amount of the death benefit. One of the factors used in calculating the Death Benefit Base is called the "annual increase rate."

Through the Contract Anniversary immediately prior to the Contract Owner's 91st birthday, the Annual Increase Rate is the greater of:

   (a)the EDB Annual Increase Rate; or

   (b)the Required Minimum Distribution Rate (as defined below).

   Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Code.

REQUIRED MINIMUM DISTRIBUTION RATE. The Required Minimum Distribution Rate equals the greater of:


   (1)the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the sum of:
      (i) the Annual Increase Amount at the beginning of the Contract Year and
      (ii) any subsequent purchase payments received during the Contract Year before the end of the calendar year;

  (2a)if You enroll only in the automated required minimum distribution service, the total withdrawals during the Contract Year under the automated required minimum distribution service, divided by the sum of:
      (i) the Annual Increase Amount at the beginning of the Contract Year and
      (ii) any subsequent purchase payments received during the Contract Year before the end of the calendar year; or

  (2b)if You enroll in both the Systematic Withdrawal Program and the automated required minimum distribution service, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of the EDB Annual Increase Rate multiplied by the Annual Increase Amount at the beginning of the Contract Year) and (II) the automated required minimum distribution service (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent purchase payments received during the Contract Year before the end of the calendar year;

On the first Contract Anniversary, "at the beginning of the Contract Year" means on the issue date; on a later Contract Anniversary, "at the beginning of the Contract Year" means on the prior Contract Anniversary. All purchase payments received within 120 days of the issue date are treated as part of the initial purchase payment for this purpose, and therefore are included in the Annual Increase Amount on the issue date, instead of being treated as subsequent purchase payments. (See description of Operation of the EDB.)


See "Use of Automated Required Minimum Distribution Service and Systematic Withdrawal Program With EDB" below for more information on the automated required minimum distribution service and the Systematic Withdrawal Program.


If item (b) above (the Required Minimum Distribution Rate) is greater than item
(a) above (the EDB Annual Increase Rate), and your total withdrawals during a Contract Year, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent purchase payments received during the Contract Year before the end of the calendar year, exceed the Required Minimum Distribution Rate, the Required Minimum Distribution Rate is not used to calculate the Annual Increase Rate, and the Annual Increase Rate will be reduced to the EDB Annual Increase Rate (item (a) above). Therefore, the Annual Increase Rate for that Contract Year will be lower than the Required Minimum Distribution Rate, which could have the effect of reducing the value of the death benefit under the EDB.


After the Contract Anniversary immediately prior to the Contract Owner's 91st birthday, the Annual Increase Rate is 0%.

DOLLAR-FOR-DOLLAR WITHDRAWAL PERCENTAGE. One of the factors used in calculating withdrawal adjustments is called the "Dollar-for-Dollar Withdrawal Percentage." The Dollar-for-Dollar Withdrawal Percentage is the greater of:

   (a)the EDB Dollar-for-Dollar Withdrawal Rate; or

   (b)the Required Minimum Distribution Rate (as defined above under "Annual Increase Rate").

Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Code.

After the Contract Anniversary immediately prior to the Contract Owner's 91st birthday, the Dollar-for-Dollar Withdrawal Percentage is 0%.

For EDB Max IV only, the EDB Dollar-for-Dollar Withdrawal Rate, and therefore the Dollar-for-Dollar Withdrawal Percentage, will be higher if You wait to take your first withdrawal after a certain number of Contract Years. Once it is determined by the timing of the first withdrawal, the EDB Dollar-for-Dollar Withdrawal Rate will never increase or decrease. A HIGHER DOLLAR-FOR-DOLLAR WITHDRAWAL PERCENTAGE ALLOWS YOU TO WITHDRAW A LARGER AMOUNT EACH CONTRACT YEAR WHILE RECEIVING DOLLAR-FOR-DOLLAR TREATMENT OF THE WITHDRAWALS RATHER THAN A PROPORTIONAL ADJUSTMENT. As discussed below, depending on the relative amounts of the Annual Increase Amount and the Account Value a "dollar-for-dollar treatment" withdrawal adjustment may be more favorable than a "proportional reduction" withdrawal adjustment.

WITHDRAWAL ADJUSTMENTS. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):

   (a)proportional reduction: (1) if total withdrawals in a Contract Year are greater than the Annual Increase Amount at the beginning of the Contract Year multiplied by the Dollar-for-Dollar Withdrawal Percentage (as defined above); or (2) if the withdrawals occur on or after the Contract Anniversary immediately prior to your 91st birthday; or (3) if the withdrawals are not paid to You (or to the Annuitant, if the Contract is owned by a non-natural person) or to another payee we agree to, the withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributed to that withdrawal (including any applicable Withdrawal Charge); or

   (b)dollar-for-dollar treatment: (1) if total withdrawals in a Contract Year are not greater than the Annual Increase Amount at the beginning of the Contract Year multiplied by the Dollar-for-Dollar Withdrawal Percentage;
      (2) if the withdrawals occur before the Contract Anniversary immediately prior to your 91st birthday; and (3) if these withdrawals are paid to You (or to the Annuitant, if the Contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable Withdrawal Charge) in that Contract Year. These withdrawal adjustments will be treated as though the corresponding withdrawals occurred at the end of that Contract Year.

As described in (a) immediately above, if in any Contract Year You take cumulative withdrawals that exceed the Annual Increase Amount at the beginning of the Contract Year multiplied by the Dollar-for-Dollar Withdrawal Percentage, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal (including any applicable Withdrawal Charge) reduced the Account Value. DEPENDING ON THE RELATIVE AMOUNTS OF THE ANNUAL INCREASE AMOUNT AND THE ACCOUNT VALUE, SUCH A PROPORTIONAL REDUCTION MAY RESULT IN A SIGNIFICANT REDUCTION IN THE ANNUAL INCREASE AMOUNT (PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE ANNUAL INCREASE AMOUNT), AND COULD HAVE THE EFFECT OF REDUCING OR ELIMINATING THE VALUE OF THE DEATH BENEFIT UNDER THE EDB OPTIONAL BENEFIT. Complying with the three conditions described in (b) immediately above (including limiting your cumulative withdrawals during a Contract Year to not more than the Annual Increase Amount at the beginning of the Contract Year multiplied by the Dollar-for-Dollar Withdrawal Percentage) will result in dollar-for-dollar treatment of the withdrawals.

Example:

   . Dollar-for-Dollar withdrawals reduce the Annual Increase Amount by the same dollar amount as the withdrawal amount. For example, if You owned an EDB optional benefit with a 4.5% EDB Dollar-for-Dollar Withdrawal Rate and took a $4,500 withdrawal in the first Contract Year, the withdrawal will reduce both the Account Value and Annual Increase Amount by $4,500.

   . Proportionate withdrawals reduce the Annual Increase Amount by the same proportion that the withdrawal reduced the Account Value. For example if You took a withdrawal during the first Contract Year equal to 10% of the Account Value, that withdrawal will reduce both the Account Value and the Annual Increase Amount by 10% in that year.

TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 591/2, a 10% Federal income tax penalty may apply.

OPTIONAL STEP-UP. On each Contract Anniversary as permitted, You may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the EDB Annual Increase Rate. As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE MAY RESET THE OPTIONAL BENEFIT CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE OR
(B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME OPTIONAL BENEFIT AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.

An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Contract Owner (or older Joint Contract Owner, or the Annuitant if the Contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your Contract has both a GMIB optional benefit and an EDB optional benefit, and You would like to elect an Optional Step-Up, You must elect an Optional Step-Up for both optional benefits. You may not elect an Optional Step-Up for only one of the two optional benefits. Upon the Optional Step-Up, we may reset the optional benefit charge, as described above, on one or both optional benefits.

You may elect either: (1) a one-time Optional Step-Up at any Contract Anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If You elect Automatic Annual Step-Ups, on any Contract Anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at Your Administrative Office (or by any other method acceptable to us), at least 30 days prior to the Contract Anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh Contract Anniversary following the date You make this election, at which point You must make a new election if You want Automatic Annual Step-Ups to continue. If You discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent Contract Anniversary unless You make a new election under the terms described above. (If You discontinue Automatic Annual Step-Ups, the optional benefit (and the optional benefit charge) will continue, and You may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)

We must receive your request to exercise the Optional Step-Up in writing, at your Administrative Office, or any other method acceptable to us. We must receive your request prior to the Contract Anniversary for an Optional Step-Up to occur on that Contract Anniversary.

Each Optional Step-Up:

   (1)resets the Annual Increase Amount to the Account Value on the Contract Anniversary following the receipt of an Optional Step-Up election:

   (2)may reset the optional benefit charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same optional benefit available for new Contract purchases at the time of the Optional Step-Up.

In the event that the charge applicable to Contract purchases at the time of the step-up is higher than your current optional benefit charge, You will be notified in writing a minimum of 30 days in advance of the applicable Contract Anniversary and be informed that You may choose to decline the Automatic Annual Step-Up. If You decline the Automatic Annual Step-Up, You must notify us in writing at your Administrative Office no less than seven calendar days prior to the applicable Contract Anniversary). Once You notify us of your decision to decline the Automatic Annual Step-Up, You will no longer be eligible for future Automatic Annual Step-Ups until You notify us in writing at your Administrative Office that You wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next Contract Anniversary after we receive your request for reinstatement.

On the date of the Optional Step-Up, the Account Value on that day will be treated as a single purchase payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the step-up. All purchase payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.

INVESTMENT ALLOCATION RESTRICTIONS. For a detailed description of the investment allocation restrictions for your version of the EDB, see the applicable subsection of "Your Investment Choices -- Investment Allocation Restrictions For Certain Optional Benefits."

RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. For a detailed description of the restrictions or potential restrictions on subsequent purchase payments that may apply for your version of the EDB, see the applicable subsection of "Your Investment Choices -- Investment Allocation Restrictions For Certain Optional Benefits."

TERMINATING THE EDB OPTIONAL BENEFIT. Except as otherwise provided in the EDB optional benefit, the optional benefit will terminate upon the earliest of:

   (a)The date You make a total withdrawal of your Account Value (a pro rata portion of the optional benefit charge will be assessed);

   (b)The date there are insufficient funds to deduct the optional benefit charge from your Account Value;

   (c)The date You elect to receive income payments under the Contract (a pro rata portion of the optional benefit charge will be assessed);

   (d)A change of the Contract Owner or joint Contract Owner (or the Annuitant, if the Contract Owner is a non-natural person), subject to our administrative procedures (a pro rata portion of the optional benefit charge will be assessed);

   (e)The date You assign your Contract, subject to our administrative procedures (a pro rata portion of the optional benefit charge will be assessed);

   (f)The date the death benefit amount is determined (excluding the determination of the death benefit under the spousal continuation option); or

   (g)Termination of the Contract to which the optional benefit is attached.

Under our current administrative procedures, we will waive the termination of the EDB optional benefit if You assign a portion of the Contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Code to fund premiums for a long term care insurance policy or purchase payments for an annuity Contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable Withdrawal Charges.



(See Appendix D for examples of the EDB.)

USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION SERVICE AND SYSTEMATIC WITHDRAWAL PROGRAM WITH EDB

For IRAs and other Contracts subject to Section 401(a)(9) of the Code, You may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.

Used with the EDB optional benefit, our automated required minimum distribution service can help You fulfill minimum distribution requirements with respect to your Contract without reducing the Death Benefit Base on a proportionate basis. (Reducing the Death Benefit Base on a proportionate basis could have the effect of reducing or eliminating the value of death benefit provided by the EDB optional benefit.) The automated required minimum distribution service calculates minimum distribution requirements with respect to your Contract and makes payments to You on a monthly, quarterly, semi-annual or annual basis.

Alternatively, You may choose to enroll in both the automated required minimum distribution service and the Systematic Withdrawal Program (see "Access to Your Money -- Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the Death Benefit Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed the EDB Dollar-for-Dollar Withdrawal Rate at the beginning of the Contract Year. Any amounts above the EDB Dollar-for-Dollar Withdrawal Rate that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the automated required minimum distribution service. For example, if You elect the EDB, enroll in the Systematic Withdrawal Program, and elect to receive monthly payments equal to the EDB Dollar-for-Dollar Withdrawal Rate multiplied by the Annual Increase Amount, You should also enroll in the automated required minimum distribution service and elect to receive your automated required minimum distribution service payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.

If You enroll in either the automated required minimum distribution service or both the automated required minimum distribution service and the Systematic Withdrawal Program, You should not make additional withdrawals outside the programs. Additional withdrawals may result in the Death Benefit Base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of the death benefit provided by the EDB optional benefit.

To enroll in the automated required minimum distribution service and/or the Systematic Withdrawal Program, please contact your Administrative Office.

THE EDB OPTIONAL BENEFIT AND ANNUITIZATION.   Since the annuity date at the
time You purchase the Contract is the later of age 90 of the Annuitant or 10 years from Contract issue, You must make an election if You would like to extend your annuity date to the latest date permitted (subject to restrictions that may apply in your state and Our current established administrative procedures). If You elect to extend your annuity date to the latest date permitted, and that date is reached, your Contract must be annuitized (see "Pay-Out Options (or Income Options)"), or You must make a complete withdrawal of your Account Value. Generally, once your Contract is annuitized, You are ineligible to receive the death benefit selected. However, for Contracts purchased with an EDB optional benefit, if You annuitize at the latest date permitted, You must elect one of the following options:

(1)Annuitize the Account Value under the Contract's annuity provisions; or

(2)Elect to receive annuity payments determined by applying the Death Benefit Base to the greater of the guaranteed income payment type rates for the Contract at the time of purchase or the current income payment type rates applicable to the class of Contract. If You die before the complete return of the Death Benefit Base, your Beneficiary will receive a lump sum equal to the death benefit determined at annuitization less income payments already paid to the Contract Owner.

If You fail to select one of the above options, we will annuitize your Contract under the Lifetime Income Annuity with a 10-Year Guarantee Period, unless the payment under option (2) above is greater, in which case we will apply option
(2) to your Contract.

EDB RATE TABLE

USING THE EDB RATE TABLE. The EDB Rate Table indicates the date each version was first offered ("Date Introduced"). Only one version is offered in each state currently. When a new version of the EDB is introduced it generally will replace the prior version once approved in a state. However, some states may take more time than others to approve the new version.

If You have already purchased a Contract, to determine which version of the EDB (if any) You purchased with your Contract, You should refer to the copy of the Contract You received after You purchased it. If You would like another copy of your Contract, including any applicable EDB optional benefit, please call your Administrative office at 1-800-638-7732. If You are purchasing a Contract, to determine which version of the optional benefit is currently being offered in your state, You should ask your registered representative.

If we introduce a new version of the optional benefit, we generally will do so by updating the EDB Rate Table. Changes to the EDB Rate Table after the date of this Prospectus, reflecting a new version of the optional benefit, will be made in a supplement to the Prospectus.

The EDB Rate Table lists the following for each version of the EDB:

..  the EDB Annual Increase Rate, which is the minimum rate at which the Annual
   Increase Amount is increased at each Contract Anniversary (see " Operation of the EDB -- Income Base");

.. the EDB Dollar-for-Dollar Withdrawal Rate: in each Contract Year, if You make withdrawals that do not exceed the EDB Dollar-for-Dollar Withdrawal Rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, those withdrawals will reduce the Annual Increase Amount on a dollar-for-dollar basis instead of a proportionate basis. That is, the withdrawals will reduce the Annual Increase Amount by an amount equal to the dollar amount of the withdrawals, instead of reducing the Annual Increase Amount in the same proportion that the withdrawals reduced the Account Value. (Reducing the Annual Increase Amount on a proportional basis may have a significant negative impact on the value of the benefits available under the EDB -- see "Operation of the EDB -- Withdrawal Adjustments.") For IRAs and other qualified Contracts, also see "Operation of the EDB -- Required Minimum Distribution Rate."

EDB RATE TABLE

                             EDB
                           ANNUAL                      EDB
                           INCREASE        DOLLAR-FOR-DOLLAR WITHDRAWAL
   EDB OPTIONAL BENEFIT     RATE                      RATE
 -----------------------------------------------------------------------------
       EDB Max V/1/         4.0%                       4.0%
 -----------------------------------------------------------------------------
        EDB Max IV          5.0%      4.5% if first withdrawal prior to 5th
                                     Contract Anniversary/2/ or 5.0% if first
                                       withdrawal on or after 5th Contract
                                                  Anniversary/2/
 -----------------------------------------------------------------------------
       EDB Max III          5.0%                       5.0%
 -----------------------------------------------------------------------------
        EDB Max II          5.5%                       5.5%
 -----------------------------------------------------------------------------
         EDB III            4.5%                       4.5%
 -----------------------------------------------------------------------------
          EDB II            5.0%                       5.0%
-----------
(1)Only the EDB Max V optional benefit is currently available for purchase.
(2)For EDB Max IV only, the EDB Dollar-for-Dollar Withdrawal Rate, and therefore the Dollar-for-Dollar Withdrawal Percentage, will be higher if You wait to take your first withdrawal on or after the fifth Contract Anniversary. A higher Dollar-for-Dollar Withdrawal Percentage allows You to withdraw a larger amount each Contract Year while receiving dollar-for-dollar treatment of the withdrawals, which is generally more favorable than a proportional adjustment. Under certain circumstances a proportional adjustment could have the effect of reducing or eliminating the value of income payments under the EDB Max IV (see "Operation of the EDB -- Withdrawal Adjustments").

EDB VERSION AVAILABILITY BY STATE

                    ALL STATES
   OPTIONAL           EXCEPT
BENEFIT VERSION  FL, NV AND NJ/1/          FLORIDA              NEVADA             NEW JERSEY
---------------------------------------------------------------------------------------------------
   EDB Max V    02/04/13 - current   02/25/13 - current   02/25/13 - current   02/25/13 - current
---------------------------------------------------------------------------------------------------
  EDB Max IV    08/20/12 - 02/03/13  08/20/12 - 02/24/13  11/12/12 - 02/24/13  11/19/12 - 02/24/13
---------------------------------------------------------------------------------------------------
  EDB Max III   01/03/12 - 08/17/12  01/03/12 - 08/17/12  02/27/12 - 11/09/12  01/03/12 - 11/16/12
---------------------------------------------------------------------------------------------------
  EDB Max II    10/10/11 - 12/30/11  10/10/11 - 12/30/11          N/A          10/10/11 - 12/30/11
---------------------------------------------------------------------------------------------------
    EDB III     10/10/11 - 02/24/12  10/10/11 - 02/24/12          N/A          10/10/11 - 02/24/12
---------------------------------------------------------------------------------------------------
    EDB II              N/A                  N/A          10/10/11 - 02/24/12          N/A

-----------
(1) All versions of the EDB are not available with a B Plus Class or C Class Contract in Washington State or New York State.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT--DEATH BENEFIT (THE "GLWB DEATH BENEFIT")


In states where approved, You may elect the GLWB Death Benefit when you elect the GLWB optional benefit if You are at least age 50 and not older than age 65 at the effective date of your Contract. The GLWB Death Benefit is currently not available for purchase in New York and Washington. The GLWB Death Benefit will be available for purchase in Minnesota and Pennsylvania beginning on May 4, 2015. The GLWB Death Benefit is currently available for purchase in all other states since February 14, 2015.


Under the GLWB Death Benefit, we calculate a "GLWB Death Benefit Base", as defined later in this Prospectus that, if greater than the Standard Death Benefit, at the time the death benefit is calculated determines the death benefit amount.

For a more detailed explanation of the operation of the GLWB Death Benefit see "Living Benefits -- Guaranteed Lifetime Withdrawal Benefit -- Death Benefit."

(See Appendix H for examples of the GLWB Death Benefit.)

EARNINGS PRESERVATION BENEFIT

You may purchase this benefit at application. The Earnings Preservation Benefit is intended to provide additional amounts at death to pay expenses that may be due upon your death. We do not guarantee that the amounts provided by the Earnings Preservation Benefit will be sufficient to cover any such expenses that your heirs may have to pay. If You select the Earnings Preservation Benefit, You may not select an EDB.

This benefit provides that an additional death benefit is payable equal to:

The difference between

1. Your death benefit (either the standard death benefit or an optional death benefit for which You pay an additional charge); and

2. Total purchase payments not withdrawn. In this case, partial withdrawals are first applied against earnings and then purchase payments, or

On or after the Contract Anniversary immediately preceding your 81st birthday, the additional death benefit that is payable is equal to:

1. The difference between

   a. Your death benefit amount on the Contract Anniversary immediately preceding your 81st birthday, plus subsequent purchase payments made after each Contract Anniversary, reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable Withdrawal Charge); and

   b. Total purchase payments not withdrawn. In this case, partial withdrawals are first applied against earnings and then purchase payments.

2. In each case, multiplied by the following percentage, depending upon your age when You purchased the Contract:

          Purchase Age                            Percentage

          Ages 69 or younger                          40%

          Ages 70-77                                  25%

          Ages 78 and above                            0%

You may not purchase this benefit if You are 78 years of age or older.

If the spouse continues the Contract, the spouse can choose one of the following two options:

  . Continue the Earnings Preservation Benefit. Then the additional death benefit is calculated in the same manner as above except the calculation takes into account the surviving spouse's age for purposes of determining what is the Contract Anniversary prior to the 81st birthday. In this case, the benefit is paid as of the death of the surviving spouse, rather than the first spouse.

  . Stop the Earnings Preservation Benefit. Then, the Account Value is reset to equal the death benefit plus the additional death benefit on the date the spouse continues the Contract. The Earnings Preservation Benefit will cease and the Separate Account charge will be reduced by 0.25%.

If we do not receive notification from the surviving spouse either to elect to continue or to discontinue the Earnings Preservation Benefit within 90 days of notice to us of the death of a spouse, we will treat the absence of a notification as if the Earnings Preservation Benefit had been discontinued and the amount of the benefits will be added to the Account Value.

If You are a natural person and You change ownership of the Contract to someone other than your spouse, this benefit is calculated in the same manner except
(1) purchase payments (for the purpose of calculating the Earnings Preservation Benefit) are set equal to the Account Value on the date of the change in Contract Owners (gain is effectively reset to zero) and (2) the percentage from the table above is based on the age of the new Contract Owner as of the date of the change in Contract Owner.

If You are a non-natural person, the life of the Annuitant is the basis for determining the additional death benefit. If there are joint Contract Owners, the oldest of the two will be used as a basis for determining the additional death benefit.

The Earnings Preservation Benefit is available for an additional charge of 0.25% annually of the average daily value of the amount You have in the Separate Account.

                                   EXAMPLE:

--------------------------------------------------------------------
                                       Date           Amount
                                     ---------- --------------------
A   Purchase Payments Not Withdrawn  10/1/2015       $100,000
--------------------------------------------------------------------
B   Death Benefit                    10/1/2016       $105,000
--------------------------------------------------------------------
C   Additional Death Benefit         10/1/2016        $2,000
                                                 (= 40% X (B - A))
--------------------------------------------------------------------
D   Account Value                    10/1/2017        $90,000
--------------------------------------------------------------------
E   Withdrawal                       10/2/2017        $9,000
--------------------------------------------------------------------
F   Account Value after Withdrawal   10/2/2017        $81,000
                                                     (= D - E)
--------------------------------------------------------------------
G   Purchase Payments Not Withdrawn  10/2/2017        $91,000
--------------------------------------------------------------------
                                                     (= A - E,
                                                 because there is
                                                    no gain at
                                                time of withdrawal)
--------------------------------------------------------------------
H   Death Benefit                    10/2/2017        $99,238
--------------------------------------------------------------------
I   Additional Death Benefit                          $3,295
                                                 (= 40% X (H - G))
--------------------------------------------------------------------

Notes to Example:

Purchaser is age 60 at issue.

Any Withdrawal Charge from the Account Value is included when determining the percentage of Account Value withdrawn.

All amounts are rounded to the nearest dollar.

LIVING BENEFITS

OVERVIEW OF LIVING BENEFIT OPTIONAL BENEFITS

We offer optional living benefits that, for certain additional charges, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). Only one of these optional benefits may be elected, and the optional benefits must be elected at Contract issue. These optional benefits are described briefly below. There may be versions of each optional living benefit that vary by issue date and state availability. In addition, a version of an optional living benefit may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If You have already been issued a Contract, please check your Contract and optional living benefits for the specific provisions applicable to You. Please see the more detailed description that follows for important information on the costs, restrictions and availability of each optional benefit. We currently offer three types of living benefits -- guaranteed income benefits, a guaranteed withdrawal benefit and a guaranteed lifetime withdrawal benefit.

GUARANTEED INCOME BENEFITS

  .  GMIB Max (GMIB Max V, GMIB Max IV, GMIB Max III and GMIB Max II)

  .  Guaranteed Minimum Income Benefit Plus (GMIB Plus IV and GMIB Plus III)

Our guaranteed income benefit optional benefits are designed to allow You to invest your Account Value in the market while at the same time assuring a specified guaranteed level of minimum fixed income payments if You elect the pay-out phase. The fixed income payment amount is guaranteed regardless of investment performance or the actual Account Value at the time You annuitize. Prior to exercising the optional benefit and annuitizing your Contract, You may make withdrawals up to a maximum level specified in the optional benefit and still maintain the benefit amount.

GUARANTEED WITHDRAWAL BENEFIT

  .  Guaranteed Withdrawal Benefit ("GWB v1")

The Guaranteed Withdrawal Benefit is designed to allow You to invest your Account Value in the investment portfolios, while guaranteeing that at least the entire amount of purchase payments You make will be returned to You through a series of withdrawals, provided withdrawals in any Contract Year do not exceed the maximum amount allowed under the optional benefit.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT

  .  Guaranteed Lifetime Withdrawal Benefit ("GLWB")

The GLWB rider is designed to allow You to invest Your Account Value in the investment portfolios, while guaranteeing that You will receive lifetime income regardless of investment performance. The guarantee is subject to the conditions described in "Guaranteed Lifetime Withdrawal Benefit -- Operation of the GLWB," including the condition that withdrawals before a defined age or withdrawals that exceed the maximum amount allowed under the rider in a Contract

Year will reduce or eliminate the guarantee. In states where approved, You may also elect the GLWB Death Benefit for an additional charge if You elect the GLWB rider.

GUARANTEED MINIMUM INCOME BENEFIT ("GMIB")

If You want to invest your Account Value in the investment portfolio(s) during the pay-in phase, but You also want to assure a specified guaranteed level of minimum fixed income payments during the pay-out phase, we offer an optional benefit for an additional charge, called the Guaranteed Minimum Income Benefit ("GMIB"). The purpose of the GMIB is to provide protection against market risk (the risk that the Account Value allocated to the investment portfolio(s) may decline in value or underperform your expectations).

As described in more detail in "Pay-Out Options (or Income Options)," You can choose to apply your Account Value to fixed income payments, variable income payment types, or a combination of both. The dollar amount of your income payments will vary to a significant degree based on the market performance of the investment portfolio(s) to which You had allocated Account Value during the pay-in phase (and based on market performance during the pay-out phase, in the case of variable income payments.

With the GMIB, the minimum amount of each fixed income payment You receive during the pay-out phase is guaranteed regardless of the investment performance of the investment portfolios during the pay-in phase or your actual Account Value at the time You elect the pay-out phase. Prior to exercising the optional benefit, You may make specified withdrawals that reduce your Income Base (as explained below) during the pay-in phase and still leave the optional benefit guarantees intact, provided the conditions of the optional benefit are met. Your registered representative can provide You an illustration of the amounts You would receive, with or without withdrawals, if You exercise the optional benefit.

In states where approved, You may purchase the GMIB if You are age 78 or younger on the effective date of your Contract. You may not have this benefit and another living benefit (Guaranteed Withdrawal Benefit or Guaranteed Lifetime Withdrawal Benefit) in effect at the same time. Once elected, the GMIB may not be terminated except as stated below.

SUMMARY OF THE GMIB

The following section provides a summary of how the GMIB works. A more detailed explanation of the operation of the GMIB is provided in the section below called "Operation of the GMIB."

Under the GMIB, we calculate an "Income Base" that determines, in part, the minimum amount You receive as fixed income payments under the GMIB if You elect the pay-out phase. The Income Base is the greater of two calculated values, the Annual Increase Amount or the Highest Anniversary Value (see "Operation of the GMIB -- Income Base"). We then will apply the Income Base calculated at the time the GMIB optional benefit is exercised to the conservative GMIB Annuity Table specified in your GMIB optional benefit in order to determine your minimum guaranteed lifetime fixed monthly income payments. (However, your actual payment may be higher than this minimum if, as discussed below, income payments during the pay-out phase of the Contract based on the Account Value would produce a higher payment).

IT IS IMPORTANT TO RECOGNIZE THAT THIS INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND DOES NOT ESTABLISH OR GUARANTEE YOUR ACCOUNT VALUE OR A MINIMUM RETURN FOR ANY INVESTMENT PORTFOLIO. THE GMIB MAY BE EXERCISED AFTER A 10-YEAR WAITING PERIOD AND THEN ONLY WITHIN 30 DAYS FOLLOWING A CONTRACT ANNIVERSARY, PROVIDED THAT THE EXERCISE MUST OCCUR NOT LATER THAN THE 30-DAY PERIOD FOLLOWING THE CONTRACT ANNIVERSARY PRIOR TO THE CONTRACT OWNER'S 91ST BIRTHDAY. IF AT THE TIME YOU ELECT THE PAY-OUT PHASE, APPLYING YOUR ACTUAL ACCOUNT VALUE TO THEN CURRENT ANNUITY PURCHASE RATES (INDEPENDENT OF THE GMIB OPTIONAL BENEFIT) PRODUCES HIGHER INCOME PAYMENTS, YOU WILL RECEIVE THE HIGHER INCOME PAYMENTS, AND THUS YOU WILL HAVE PAID FOR THE OPTIONAL BENEFIT EVEN THOUGH IT WAS NOT USED.

DIFFERENT VERSIONS OF THE GMIB. From time to time, we introduce new versions of the GMIB. Each version of the GMIB we have offered with the Contract, and the versions we may currently be offering (if any), are listed in the "GMIB Rate Table" immediately following the "Operation of the GMIB" section below. The principal differences between the different versions of the GMIB described in this Prospectus are the items listed in the GMIB Rate Table and the investment portfolios to which You are permitted to allocate Account Value while the GMIB optional benefit is in effect (see "Operation of the GMIB -- Investment Allocation Restrictions").

OPERATION OF THE GMIB

The following section describes how the GMIB operates. When reading the following descriptions of the operation of the GMIB (for example, the "Annual Increase Rate," "Dollar-for-Dollar Withdrawal Percentage," and "Enhanced Payout Rate" sections), refer to the GMIB Rate Table below for the specific rates and other terms applicable to your version of the GMIB.

INCOME BASE.  The Income Base is the greater of (a) or (b) below.

(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable Withdrawal Charge). On each Contract Anniversary prior to the Contract Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.

The Highest Anniversary Value does not change after the Contract Anniversary immediately preceding the Contract Owner's 81st birthday, except that it is increased for each subsequent purchase payment and reduced proportionally by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable Withdrawal Charge).

(b) Annual Increase Amount: On the date we issue your Contract, the "Annual Increase Amount" is equal to your initial purchase payment. All purchase payments received within 120 days of the date we issue your Contract will be treated as part of the initial purchase payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:

    (i)is purchase payments accumulated at the Annual Increase Rate (as defined below) from the date the purchase payment is made; and

   (ii)is withdrawal adjustments (as defined below) accumulated at the Annual Increase Rate.

The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See "Optional Step-Up" below for a feature that can be used to reset the Annual Increase Amount to the Account Value.

(FOR CONTRACTS ISSUED IN NEW YORK STATE ONLY.)  ANNUAL INCREASE AMOUNT
LIMIT. THE ANNUAL INCREASE AMOUNT IS LIMITED TO THE ANNUAL INCREASE AMOUNT LIMIT (see "GMIB Rate Table" below) MULTIPLIED BY THE GREATER OF: (A) YOUR PURCHASE PAYMENTS OR (B) THE ANNUAL INCREASE AMOUNT AS INCREASED BY THE MOST RECENT OPTIONAL STEP-UP (see "Optional Step-Up" below). Each time the Annual Increase Amount is increased by an Optional Step-Up, the limit on the Annual Increase Amount is raised to the Annual Increase Amount Limit multiplied by the new, higher Annual Increase Amount, if it is greater than the Annual Increase Amount Limit multiplied by total purchase payments.

ANNUAL INCREASE RATE. As noted above, we calculate an Income Base under the GMIB optional benefit that helps determine the minimum amount You receive as an income payment upon exercising the optional benefit. One of the factors used in calculating the Income Base is called the "annual increase rate."

Through the Contract Anniversary immediately prior to the Contract Owner's 91st birthday, Annual Increase Rate is the greater of:

(a) the GMIB Annual Increase Rate; or

(b) the Required Minimum Distribution Rate (as defined below).

Item (b) only applies to IRAs and other Contracts subject to Section 401(a)(9) of the Code.

REQUIRED MINIMUM DISTRIBUTION RATE. The Required Minimum Distribution Rate equals the greater of:


(1) the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent purchase payments received during the Contract Year before the end of the calendar year;

(2a)if You enroll only in the automated required minimum distribution service, the total withdrawals during the Contract Year under the automated required minimum distribution service, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent purchase payments received during the Contract Year before the end of the calendar year; or

(2b)if You enroll in both the Systematic Withdrawal Program and the automated required minimum distribution service, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of the GMIB Annual Increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year) and (II) the automated required minimum distribution service (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent purchase payments received during the Contract Year before the end of the calendar year.

On the first Contract Anniversary, "at the beginning of the Contract Year" means on the issue date; on a later Contract Anniversary, "at the beginning of the Contract Year" means on the prior Contract Anniversary. All purchase payments received within 120 days of the issue date are treated as part of the initial purchase payment for this purpose, and therefore are included in the Annual Increase Amount on the issue date, instead of being treated as subsequent purchase payments. (See description of Operation of GMIB Income Base.)


See "Use of Automated Required Minimum Distribution Service and Systematic Withdrawal Program With GMIB" below for more information on the automated required minimum distribution service and the Systematic Withdrawal Program.


If item (b) above (the Required Minimum Distribution Rate) is greater than item
(a) above (the GMIB Annual Increase Rate), and your total withdrawals during a Contract Year, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent purchase payments received during the Contract Year before the end of the calendar year, exceed the Required Minimum Distribution Rate, the Required Minimum Distribution Rate is not used to calculate the Annual Increase Rate, and the Annual Increase Rate will be reduced to the GMIB Annual Increase Rate (item (a) above). Therefore, the Annual Increase Rate for that Contract Year will be lower than the Required Minimum Distribution Rate, which could have the effect of reducing the value of income payments under the GMIB.

During the 30-day period following the Contract Anniversary immediately prior to the Contract Owner's 91st birthday, the Annual Increase Rate is 0%.

DOLLAR-FOR-DOLLAR WITHDRAWAL PERCENTAGE. One of the factors used in calculating withdrawal adjustments is called the "Dollar-for-Dollar Withdrawal Percentage." The Dollar-for-Dollar Withdrawal Percentage is the greater of:

(a) the GMIB Dollar-for-Dollar Withdrawal Rate; or

(b) the Required Minimum Distribution Rate (as defined above under "Annual Increase Rate").

Item (b) only applies to IRAs and other Contracts subject to Section 401(a)(9) of the Code.

During the 30-day period following the Contract Anniversary immediately prior to the Contract Owner's 91st birthday, the Dollar-for-Dollar Withdrawal Percentage is 0%.

For GMIB Max IV only, the GMIB Dollar-for-Dollar Withdrawal Rate, and therefore the Dollar-for-Dollar Withdrawal Percentage, will be higher if You wait to take your first withdrawal after a certain number of Contract Years. Once it is determined by the timing of the first withdrawal, the GMIB Dollar-for-Dollar Withdrawal Rate will never increase or decrease. A HIGHER DOLLAR-FOR-DOLLAR WITHDRAWAL PERCENTAGE ALLOWS YOU TO WITHDRAW A LARGER AMOUNT EACH CONTRACT YEAR WHILE RECEIVING DOLLAR-FOR-DOLLAR TREATMENT OF THE WITHDRAWALS RATHER THAN A PROPORTIONAL ADJUSTMENT. As discussed below, depending on the relative amounts of the Annual Increase Amount and the Account Value, a "dollar-for-dollar treatment" withdrawal adjustment may be more favorable than a "proportional reduction" withdrawal adjustment.

WITHDRAWAL ADJUSTMENTS. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):

(a) proportional reduction: if total withdrawals in a Contract Year are greater than the Annual Increase Amount at the beginning of the Contract Year multiplied by the Dollar-for-Dollar Withdrawal Percentage (as defined above), or if the withdrawals are not paid to You (or to the Annuitant, if the Contract is owned by a non-natural person) or to another payee we agree to, the withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributed to that withdrawal (including any applicable Withdrawal Charge); or

(b) dollar-for-dollar treatment: if total withdrawals in a Contract Year are not greater than the Annual Increase Amount at the beginning of the Contract Year multiplied by the Dollar-for-Dollar Withdrawal Percentage, and if these withdrawals are paid to You (or to the Annuitant, if the Contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable Withdrawal Charge) in that Contract Year.

These withdrawal adjustments will be treated as though the corresponding withdrawals occurred at the end of that Contract Year.

As described in (a) immediately above, if in any Contract Year You take cumulative withdrawals that exceed the Annual Increase Amount at the beginning of the Contract Year multiplied by the Dollar-for-Dollar Withdrawal Percentage, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal (including any applicable Withdrawal Charge) reduced the Account Value. DEPENDING ON THE RELATIVE AMOUNTS OF THE ANNUAL INCREASE AMOUNT AND THE ACCOUNT VALUE, SUCH A PROPORTIONAL REDUCTION MAY RESULT IN A SIGNIFICANT REDUCTION IN THE ANNUAL INCREASE AMOUNT (PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE ANNUAL INCREASE AMOUNT), AND COULD HAVE THE EFFECT OF REDUCING OR ELIMINATING THE VALUE OF INCOME PAYMENTS UNDER THE GMIB RIDER. Complying with the two conditions described in (b) immediately above (including limiting your cumulative withdrawals during a Contract Year to not more than the Annual Increase Amount at the beginning of the Contract Year multiplied by the Dollar-for-Dollar Withdrawal Percentage) will result in dollar-for-dollar treatment of the withdrawals.

Example:

   . Dollar-for-Dollar withdrawals reduce the Annual Increase Amount by the same dollar amount as the withdrawal amount. For example, if You owned a GMIB optional benefit with a 4.5% GMIB Dollar-for-Dollar Withdrawal Rate and took a $4,500 withdrawal in the first Contract Year, the withdrawal will reduce both the Account Value and Annual Increase Amount by $4,500.

   . Proportionate withdrawals reduce the Annual Increase Amount by the same proportion that the withdrawal reduced the Account Value. For example, if You took a withdrawal during the first Contract Year equal to 10% of the Account Value, that withdrawal will reduce both the Account Value and the Annual Increase Amount by 10% in that year.

In determining the GMIB income payments, an amount equal to the Withdrawal Charge that would be assessed upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the Income Base.

OPTIONAL STEP-UP. On each Contract Anniversary as permitted, You may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the GMIB Annual Increase Rate. As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the Annual Increase Rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE WILL ALSO RESTART THE 10-YEAR WAITING PERIOD. IN ADDITION, WE MAY RESET THE OPTIONAL BENEFIT CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME OPTIONAL BENEFIT AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.

An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Contract Owner (or oldest joint Contract Owner or Annuitant if the Contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up.

You may elect either: (1) a one-time Optional Step-Up at any Contract Anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If You elect Automatic Annual Step-Ups, on any Contract Anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at your Administrative Office (or by any other method acceptable to us), at least 30 days prior to the Contract Anniversary on which a step-up may otherwise occur. Otherwise, it will remain in effect through the seventh Contract Anniversary following the date You make this election, at which point You must make a new election if You want Automatic Annual Step-Ups to continue. If You discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent Contract Anniversary unless You make a new election under the terms described above. (If You discontinued Automatic Annual Step-Ups, the optional benefit (and the optional benefit charge) will continue, and You may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)

We must receive your request to exercise the Optional Step-Up in writing, at your Administrative Office, or by any other method acceptable to us. We must receive your request prior to the Contract Anniversary for an Optional Step-Up to occur on that Contract Anniversary.

Each Optional Step-Up:

(1) resets the Annual Increase Amount to the Account Value on the Contract Anniversary following the receipt of an Optional Step-Up election;

(2) resets the waiting period to exercise the optional benefit to the tenth Contract Anniversary following the date the Optional Step-Up took effect;

(3) For Contracts issued in New York State only, resets the maximum Annual Increase Amount to an Annual Increase Amount Limit multiplied by the Annual Increase Amount calculated in (1) above, if greater than the maximum Annual Increase Amount immediately before the Optional Step-Up; and

(4) may reset the optional benefit charge to a rate that does not exceed the lower of: (a) the maximum Optional Step-Up charge or (b) the current rate that we would charge for the same optional benefit available for new Contract purchases at the time of the Optional Step-Up.

In the event that the charge applicable to Contract purchases at the time of the step-up is higher than your current optional benefit charge, You will be notified in writing a minimum of 30 days in advance of the applicable Contract Anniversary and be informed that You may choose to decline the Automatic Annual Step-Up. If You decline the Automatic Annual Step-Up, You must notify us in accordance with our administrative procedures (currently we require You to submit your request in writing to your Administrative Office no less than seven calendar days prior to the applicable Contract Anniversary). Once You notify us of your decision to decline the Automatic Annual Step-Up, You will no longer be eligible for future Automatic Annual Step-Ups until You notify us in writing at your Administrative Office that You wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next Contract Anniversary after we receive your request for reinstatement.

On the date of the Optional Step-Up, the Account Value on that day will be treated as a single purchase payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the step-up. All purchase payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.

GUARANTEED PRINCIPAL OPTION. On each Contract Anniversary starting with the tenth Contract Anniversary and through the Contract Anniversary prior to the Contract Owner's 91st birthday, You may exercise the Guaranteed Principal Option. If the Contract Owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are joint Contract Owners, the age of the oldest Contract Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the eligible Contract Anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that Contract Anniversary.

By exercising the Guaranteed Principal Option, You elect to receive an additional amount to be added to your Account Value intended to restore your initial investment in the Contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:

(a) is purchase payments credited within 120 days of the date we issued the Contract (reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including applicable Withdrawal Charges) prior to the exercise of the Guaranteed Principal Option) and

(b) the Account Value on the Contract Anniversary immediately preceding exercise of the Guaranteed Principal Option.

The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable Investment Division in the ratio the portion of the Account Value in such Investment Division bears to the total Account Value in all Investment Divisions. IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. However, because purchase payments made after 120 days will increase your Account Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, the GMIB optional benefit may not be appropriate for You if You intend to make additional purchase payments after the 120-day period and are purchasing the optional benefit for this feature.

The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE GMIB OPTIONAL BENEFIT WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL GMIB OPTIONAL BENEFIT CHARGES WILL APPLY THEREAFTER. The Contract, however, will continue. If You only elected a GMIB optional benefit, the investment allocation restrictions and any subsequent purchase payment restrictions described in "Your Investment Choices -- Investment Allocation Restrictions For Certain Optional Benefits" will no longer apply, and You will be permitted to allocate subsequent purchase payments or transfer Account Value to any of the available Investment Divisions. (However, if You elected a GMIB Max optional benefit, You will not by permitted to allocate subsequent purchase payments or transfer Account Value to the Fixed Account.) If You elected both a GMIB optional benefit and an EDB optional benefit, the investment allocation restrictions and any subsequent purchase payment restrictions applicable to the EDB optional benefit will continue to apply.


EXERCISING THE GMIB. If You exercise the GMIB optional benefit, You must elect to receive income payments under one of the following income types:

(1) Lifetime Income Annuity with a 5-Year Guarantee Period.

(2) Lifetime Income Annuity for Two with a 5-Year Guarantee Period. Based on Federal tax rules, this option is not available for qualified Contracts where the difference in ages of the joint Annuitants, who are non-spouses, is greater than 10 years. (See "Pay-Out Options (or Income Options).") FOR CONTRACTS ISSUED IN NEW YORK STATE ONLY, THIS INCOME PAYMENT TYPE IS ONLY AVAILABLE IF THE YOUNGEST ANNUITANT'S ATTAINED AGE IS 35 OR OLDER.

These options are described in the Contract and the GMIB optional benefit.

THE GMIB ANNUITY TABLE. When the Contract is annuitized, income payments under the GMIB optional benefit will be determined by applying the income base to the rates in the GMIB Annuity Table. The GMIB Annuity Table Basis is specified in the optional benefit and the GMIB Rate Table.

As with other payout types, the amount You receive as an income payment also depends on the income payment type You select, your age and your sex. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF INCOME PAYMENTS THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THE THEN-CURRENT ANNUITY PURCHASE RATES.

If You exercise the GMIB optional benefit, your income payments will be the greater of:

.. the income payment determined by applying the amount of the income base to the GMIB Annuity Table, or

.. the income payment determined for the same income payment type in accordance with the base Contract. (See "Pay-Out Options (or Income Options).")

If You choose not to receive income payments as guaranteed under the GMIB, You may elect any of the income payment types available under the Contract.

IF THE AMOUNT OF THE GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES IS LESS THAN THE AMOUNT OF INCOME PAYMENTS THAT WOULD BE PROVIDED BY APPLYING ACCOUNT VALUE ON THE ANNUITY DATE TO THE THEN-CURRENT ANNUITY PURCHASE RATES, THEN YOU WOULD HAVE PAID FOR A BENEFIT THAT YOU DID NOT USE.

If You take a full withdrawal of your Account Value, your Contract is terminated by us due to its small Account Value and inactivity (see "When We Can Cancel Your Contract"), or your Contract lapses and there remains any income base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the income base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.

ENHANCED PAYOUT RATES. The GMIB payout rates are enhanced under the following circumstances.

If You select the GMIB and if:

..   For Contracts issued in New York State only, your Contract was issued on or after the Minimum Enhanced Payout Issue Age;

..   You take no withdrawals prior to the Minimum Enhanced Payout Withdrawal Age;

..   your Account Value is fully withdrawn or decreases to zero at or after You reach the Minimum Enhanced Payout Withdrawal Age and there is an income base remaining; and

..   the income type You select is the Lifetime Income Annuity with a 5-Year
    Guarantee Period;

then the annual income payments under the GMIB will equal or exceed the applicable Enhanced Payout Rate multiplied by the income base (calculated on the date the payments are determined).

If a Contract Owner dies and the Contract Owner's spouse (age 89 or younger) is the Beneficiary of the Contract, the spouse may elect to continue the Contract and the GMIB optional benefit. If the spouse elects to continue the Contract and the Contract Owner had begun to take withdrawals prior to his or her death, and the Contract Owner was older than the spouse, the spouse's eligibility for the Enhanced Payout Rates described above is based on the Contract Owner's age when the withdrawals began. For example, if a Contract Owner had begun to take withdrawals at the applicable Minimum Enhanced Payout Withdrawal Age and subsequently died, if that Contract Owner's spouse continued the Contract and the GMIB optional benefit, the spouse would be eligible for the Enhanced Payout Rate as described above, even if the spouse were younger than the Minimum Enhanced Payout Withdrawal Age at the time the Contract was continued. If the spouse elects to continue the Contract and the Contract Owner had not taken any withdrawals prior to his or her death, the spouse's eligibility for the Enhanced Payout Rates is based on the spouse's age when the spouse begins to take withdrawals.

INVESTMENT ALLOCATION RESTRICTIONS. For a detailed description of the GMIB investment allocation restrictions, see the applicable subsection of "Your Investment Choices -- Investment Allocation Restrictions For Certain Optional Benefits."

RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. For a detailed description of the restrictions or potential restrictions on subsequent purchase payments that may apply for your version of the GMIB, see the applicable subsection of "Your Investment Choices -- Investment Allocation Restrictions For Certain Optional Benefits."

TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% Federal income tax penalty may apply.

OWNERSHIP. If You, the Owner, are a natural person, You must also be the Annuitant. If a non-natural person owns the Contract, then the Annuitant will be considered the Contract Owner in determining the income base and GMIB Annuity Payments. If Joint Contract Owners are named, the age of the older Joint Contract Owner will be used to determine the Income Base and GMIB Annuity Payments. For the purposes of the Guaranteed Minimum Income Benefit section of the Prospectus, "You" always means the Contract Owner, older joint Contract Owner or the Annuitant, if the Contract Owner is a non-natural person.

GMIB AND DECEDENT CONTRACTS. If You are purchasing this Contract with a nontaxable transfer of the death benefit proceeds of any annuity Contract or IRA (or any other tax-qualified arrangement) of which You were the Beneficiary and You are "stretching" the distributions under the Internal Revenue Service required distribution rules, You may not purchase a GMIB optional benefit.

TERMINATING THE GMIB OPTIONAL BENEFIT.  Except as otherwise provided in the
GMIB optional benefit, the optional benefit will terminate upon the earliest of:

(a) The 30th day following the Contract Anniversary prior to your 91st birthday;

(b) The date You make a complete withdrawal of your Account Value (if there is an income base remaining You will receive payments based on the remaining income base) (a pro rata portion of the optional benefit charge will be assessed);

(c) The date You elect to receive income payments under the Contract and You do not elect to receive payments under the GMIB (a pro rata portion of the optional benefit charge will be assessed);

(d) Death of the Contract Owner or joint Contract Owner (unless the spouse (age 89 or younger) is the Beneficiary and elects to continue the Contract), or death of the Annuitant if a non-natural person owns the Contract;

(e) A change for any reason of the Contract Owner or joint Contract Owner (or the Annuitant, if a non-natural person owns the Contract), subject to our administrative procedures (a pro rata portion of the optional benefit charge will be assessed);

(f) The effective date of the Guaranteed Principal Option; or

(g) The date You assign your Contract, subject to our administrative procedures (a pro rata portion of the optional benefit charge will be assessed). (Does not apply to Contracts issued in New York State with the GMIB Max V or GMIB Max IV.)

If a Contract Owner or joint Contract Owner dies and:

 . the spouse elects to continue the Contract and the GMIB optional benefit under termination provision (d) above; and

 . before the 10-year waiting period to exercise the GMIB optional benefit has elapsed, the GMIB optional benefit will terminate under termination provision (a) above (because it is the 30th day following the Contract Anniversary prior to the spouse's 91st birthday);

we will permit the spouse to exercise the GMIB optional benefit within the 30 days following the Contract Anniversary prior to his or her 91st birthday, even though the 10-year waiting period has not elapsed.

Under our current administrative procedures, we will waive the termination of the GMIB optional benefit if You assign a portion of the Contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Code to fund premiums for a long term care insurance policy or purchase payments for an annuity Contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable Withdrawal Charges.


When the GMIB optional benefit terminates, the corresponding GMIB optional benefit charge terminates and the GMIB investment restrictions allocation and any subsequent purchase payment restrictions will no longer apply (except for the restrictions applicable to the GMIB Max optional benefits described under "Your Investment Choices -- Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max, the EDB Max and the GWB v1 -- Restrictions on Investment Allocations after the Optional Benefit Terminates"). However, if you elected both a GMIB optional benefit and the corresponding EDB optional benefit, and only the GMIB optional benefit has terminated, the investment allocation restrictions and any subsequent purchase payment restrictions applicable to the EDB optional benefit will continue to apply.


(See Appendix E for examples of the GMIB.)

USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION SERVICE AND SYSTEMATIC WITHDRAWAL PROGRAM WITH GMIB.

For IRAs and other Contracts subject to Section 401(a)(9) of the Code, You may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.

Used with the GMIB optional benefit, our automated required minimum distribution service can help You fulfill minimum distribution requirements with respect to your Contract without reducing the income base on a proportionate basis. (Reducing the income base on a proportionate basis could have the effect of reducing or eliminating the value of income payments under the GMIB optional benefit.) The automated required minimum distribution service calculates minimum distribution requirements with respect to your Contract and makes payments to You on a monthly, quarterly, semi-annual or annual basis.

Alternatively, You may choose to enroll in both the automated required minimum distribution service and the Systematic Withdrawal Program (see "Access to Your Money -- Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the income base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed the GMIB Dollar-for-Dollar Withdrawal Rate at the beginning of the Contract Year. Any amounts above the GMIB Dollar-for-Dollar Withdrawal Rate that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the automated required minimum distribution service. For example, if You elect the GMIB, enroll in the Systematic Withdrawal Program, and elect to receive monthly payments equal to the GMIB Dollar-for-Dollar Withdrawal Rate multiplied by the Annual Increase Amount, You should also enroll in the automated required minimum distribution service and elect to receive your automated required minimum distribution service payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.

If You enroll in either the automated required minimum distribution service or both the automated required minimum distribution service and the Systematic Withdrawal Program, You should not make additional withdrawals outside the programs. Additional withdrawals may result in the income base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of income payments under the GMIB optional benefit.

To enroll in the automated required minimum distribution service and/or the Systematic Withdrawal Program, please contact your Administrative Office.

GMIB RATE TABLE

USING THE GMIB RATE TABLE. The GMIB Rate Table indicates the date each version was first offered ("Date Introduced"). Only one version is offered in each state, currently. When a new version of the GMIB is introduced, it generally will replace the prior version once approved in a state. However, some states may take more time than others to approve the new version.

If You have already purchased a Contract, to determine which version of the GMIB (if any) You purchased with your Contract, You should refer to the copy of the Contract You received after You purchased it. If You would like another copy of your Contract, including any applicable GMIB optional benefit please call your Administrative Office at 1-800-638-7732. If You are purchasing a Contract to determine which version of the optional benefit is currently being offered in your state, You should ask your registered representative.

If we introduce a new version of the optional benefit we generally will do so by updating the GMIB Rate Table. Changes to the GMIB Rate Table after the date of this Prospectus reflecting a new version of the optional benefit will be made in a supplement to the Prospectus.

The GMIB Rate Table lists the following for each version of the GMIB:

..  the GMIB Annual Increase Rate, which is the minimum rate at which the Annual
   Increase Amount is increased at each Contract Anniversary (see "Operation of the GMIB -- Income Base");

.. the GMIB Dollar-for-Dollar Withdrawal Rate: in each Contract Year, if You make withdrawals that do not exceed the GMIB Dollar-for-Dollar Withdrawal Rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, those withdrawals will reduce the Annual Increase Amount on a dollar-for-dollar basis instead of a proportionate basis. That is, the withdrawals will reduce the Annual Increase Amount by an amount equal to the dollar amount of the withdrawals, instead of reducing the Annual Increase Amount in the same proportion that the withdrawals reduced the Account Value. (Reducing the Annual Increase Amount on a proportional basis may have a significant negative impact on the value of the benefits available under the GMIB -- see "Operation of the GMIB -- Withdrawal Adjustments.") For IRAs and other qualified Contracts, also see "Operation of the GMIB -- Required Minimum Distribution Rate.";

..  For Contracts issued in New York State only, the Annual Increase Amount
   Limit -- the Annual Increase Amount (see "Annual Increase Amount" above for a definition) is limited to the Annual Increase Amount Limit multiplied by the greater of: (a) your purchase payments or (b) the Annual Increase Amount as increased by the most recent Optional Step-Up (see "Operation of the GMIB -- Optional Step-Up");

.. the Enhanced Payout Rates, which may be available upon exercise of the GMIB, for Contracts issued in New York State only, depending on your age at the time your Contract was issued (the "Minimum Enhanced Payout Issue Age") and your age at the time You took your first withdrawal (the "Minimum Enhanced Payout Withdrawal Age") (see "Operation of the GMIB -- Enhanced Payout Rates"); and

.. the GMIB Annuity Table Basis is specified in your optional benefit and is used to determine the amount of GMIB income payments depending on your age, your sex, and the income type You select. Please note the annuity rates in the GMIB Annuity Table are conservative and a Withdrawal Charge may be applicable, so that amount of guaranteed minimum lifetime income that the GMIB produces may be less than the amount of income payments that would be provided by applying your Account Value on your annuity date to the then-current annuity purchase rates.

FOR CONTRACTS ISSUED IN ALL STATES OTHER THAN NEW YORK STATE.

  GMIB RATE TABLE
----------------------------------------------------------------------------------------------------
                                                   Enhanced Payout Rates
     GMIB           GMIB            GMIB           ----------------------       GMIB Annuity
Optional Benefit   Annual       Dollar-for-         Minimum    Enhanced         Table Basis
                  Increase         Dollar           Enhanced    Payout
                    Rate         Withdrawal          Payout      Rate
                                    Rate           Withdrawal
                                                      Age
-                 -        -                       ----------------------

 GMIB Max V/1/      4.0%            4.0%               60        4.0%      Annuity 2000 Mortality
                                                                             Table, 10 years of
                                                                           mortality improvement
                                                                            based on projection
                                                                         Scale AA, 10-year age set
                                                                         back with interest of 0.5%
                                                                                 per annum
----------------------------------------------------------------------------------------------------

                                                       62        4.5%
 GMIB Max IV        5.0%       4.5% if first                               Annuity 2000 Mortality
                            withdrawal prior to                              Table, 10 years of
                                5th Contract                               mortality improvement
                           Anniversary/2/ or 5.0%                           based on projection
                           if first withdrawal on  ----------------------Scale AA, 10-year age set
                           or after 5th Contract                         back with interest of 0.5%
                               Anniversary/2/          67        5.0%            per annum
-                 -        -                       ----------------------

 GMIB Max III       5.0%            5.0%               62        5.0%      Annuity 2000 Mortality
                                                                             Table, 10 years of
                                                                           mortality improvement
                                                                            based on projection
                                                                         Scale AA, 10-year age set
                                                                         back with interest of 1.0%
                                                                                 per annum
----------------------------------------------------------------------------------------------------

                                                       62        5.0%
 GMIB Max II        5.5%            5.5%                                   Annuity 2000 Mortality
                                                                             Table, 10 years of
                                                                           mortality improvement
                                                                            based on projection
                                                   ----------------------Scale AA, 10-year age set
                                                                         back with interest of 1.0%
                                                       67        5.5%            per annum
-                 -        -                       ----------------------

  GMIB RATE TABLE (CONTINUED)
-----------------------------------------------------------------------------------------
                                        Enhanced Payout Rates
     GMIB           GMIB      GMIB      ----------------------       GMIB Annuity
Optional Benefit   Annual  Dollar-for-   Minimum    Enhanced         Table Basis
                  Increase   Dollar      Enhanced    Payout
                    Rate   Withdrawal     Payout      Rate
                              Rate      Withdrawal
                                           Age
-                 -        -            ----------------------

 GMIB Plus IV       4.5%      4.5%          60        4.5%      Annuity 2000 Mortality
                                                                  Table, 10 years of
                                                                mortality improvement
                                                                 based on projection
                                                              Scale AA, 10-year age set
                                                              back with interest of 1.0%
                                                                      per annum
-----------------------------------------------------------------------------------------

                                            60        5.0%
 GMIB Plus III      5.0%      5.0%                              Annuity 2000 Mortality
                                        ----------------------  Table, 10-year age set
                                                              back with interest of 1.5%
                                            62        5.5%            per annum
-                 -        -            ----------------------

-----------
(1)Only the GMIB Max V optional benefit is currently available for purchase.

(2)For GMIB Max IV only, the GMIB Dollar-for-Dollar Withdrawal Rate and therefore the Dollar-for-Dollar Withdrawal Percentage will be higher if You wait to take your first withdrawal on or after the fifth Contract Anniversary. A higher Dollar-for-Dollar Withdrawal Percentage allows You to withdraw a larger amount each Contract Year while receiving dollar-for-dollar treatment of the withdrawals, which is generally more favorable than a proportional adjustment. Under certain circumstances a proportional adjustment could have the effect of reducing or eliminating the value of income payments under GMIB Max IV (see "Operation of the GMIB -- Withdrawal Adjustments").

  GMIB VERSION
  AVAILABILITY
  BY STATE
------------------------------------------------------------------------------------------------
 Optional        All States             Florida              Nevada             New Jersey
  Benefit          except
  Version       FL, NV and NJ
------------------------------------------------------------------------------------------------
GMIB Max V   02/04/13 - current   02/25/13 - current   02/25/13 - current   02/25/13 - current
------------------------------------------------------------------------------------------------
GMIB Max IV  08/20/12 - 02/03/13  08/20/12 - 02/24/13  11/12/12 - 02/24/13  11/19/12 - 02/24/13
------------------------------------------------------------------------------------------------
GMIB Max III 01/03/12 - 08/17/12  01/03/12 - 08/17/12  02/27/12 - 11/09/12  01/03/12 - 11/16/12
------------------------------------------------------------------------------------------------
GMIB Max II  10/10/11 - 12/30/11  10/10/11 - 12/30/11          N/A          10/10/11 - 12/30/11
------------------------------------------------------------------------------------------------
GMIB Plus IV 10/10/11 - 02/24/12  10/10/11 - 02/24/12          N/A          10/10/11 - 02/24/12
------------------------------------------------------------------------------------------------
 GMIB Plus           N/A                               10/10/11 - 02/24/12          N/A
    III                                   N/A
------------------------------------------------------------------------------------------------

FOR CONTRACTS ISSUED IN NEW YORK STATE ONLY.

  GMIB RATE TABLE
-----------------------------------------------------------------------------------------------------------------------------
                                                                  Enhanced Payout Rates
                                                              ------------------------------
                                                              ------------------------------
 GMIB       Date       Date       GMIB      GMIB      Annual   Minimum   Minimum   Enhanced          GMIB Annuity
Optional   First       Last      Annual  Dollar-for- Increase Enhanced   Enhanced   Payout            Table Basis
Benefit   Available  Available  Increase   Dollar     Amount   Payout     Payout     Rate
                                  Rate   Withdrawal   Limit   Issue Age Withdrawal
                                            Rate                           Age
------                                                        ------------------------------
-----------------------------------------------------------------------------------------------------------------------------

  GMIB    04/29/13      --        4.0%      4.0%       400%      48         60       4.0%   Annuity 2000 Mortality Table, 10
Max V/1/                                                                                     years of mortality improvement
                                                                                             based on projection Scale AA,
                                                                                               10-year age set back with
                                                                                               interest of 0.5% per annum
-----------------------------------------------------------------------------------------------------------------------------

  GMIB RATE TABLE (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------------
                                                                      Enhanced Payout Rates
                                                                  ------------------------------
                                                                  ------------------------------
 GMIB       Date       Date       GMIB        GMIB        Annual   Minimum   Minimum   Enhanced          GMIB Annuity
Optional   First       Last      Annual    Dollar-for-   Increase Enhanced   Enhanced   Payout            Table Basis
Benefit   Available  Available  Increase     Dollar       Amount   Payout     Payout     Rate
                                  Rate     Withdrawal     Limit   Issue Age Withdrawal
                                              Rate                             Age
------                                                            ------------------------------
---------------------------------------------------------------------------------------------------------------------------------

                                                                     55         62       4.5%


 GMIB     08/20/12   04/28/13     5.0%   4.5% if first     400%                                 Annuity 2000 Mortality Table, 10
Max IV                                     withdrawal                                            years of mortality improvement
                                          prior to 5th                                           based on projection Scale AA,
                                            Contract                                               10-year age set back with
                                         Anniversary/2/                                            interest of 0.5% per annum
                                            or 5.0%
                                            if first              ------------------------------
----                                       withdrawal   --        ------------------------------
                                          on or after
                                          5th Contract               55         67       5.0%
----                                     Anniversary/2/ --        ------------------------------
---------------------------------------------------------------------------------------------------------------------------------

 GMIB     01/03/12   08/17/12     5.0%        5.0%         325%      57         62       5.0%   Annuity 2000 Mortality Table, 10
Max III                                                                                          years of mortality improvement
                                                                                                 based on projection Scale AA,
                                                                                                   10-year age set back with
                                                                                                   interest of 1.0% per annum
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

                                                                     62         62       5.0%


 GMIB     10/10/11   12/30/11     5.5%        5.5%         275%   ------------------------------Annuity 2000 Mortality Table, 10
Max II   ------                                                   ------------------------------ years of mortality improvement based on projection Scale AA,
                                                                     62         67       5.5%      10-year age set back with
------                                                            ------------------------------   interest of 1.0% per annum
---------------------------------------------------------------------------------------------------------------------------------

 GMIB     10/10/11   02/24/12     4.5%        4.5%         400%      48         60       4.5%   Annuity 2000 Mortality Table, 10
Plus IV                                                                                          years of mortality improvement
                                                                                                 based on projection Scale AA,
                                                                                                   10-year age set back with
                                                                                                   interest of 1.0% per annum
---------------------------------------------------------------------------------------------------------------------------------

-----------
(1)Only the GMIB Max V optional benefit is currently available for purchase.

(2)For the GMIB Max IV only, the GMIB Withdrawal Rate, and therefore the Dollar-for-Dollar Withdrawal Percentage, will be higher if You wait to take your first withdrawal on or after the fifth Contract Anniversary. A higher Dollar-for-Dollar Withdrawal Percentage allows You to withdraw a larger amount each Contract Year while receiving dollar-for-dollar treatment of the withdrawals, which is generally more favorable than a proportional adjustment. Under certain circumstances a proportional adjustment could have the effect of reducing or eliminating the value of income payments under the GMIB Max IV (see "Operation of the GMIB -- Withdrawal Adjustments").

GUARANTEED WITHDRAWAL BENEFIT

If You want to invest your Account Value in the investment portfolio(s) during the pay-in phase, but also want to assure that your entire purchase payment will be guaranteed to be returned to You, we offer an optional benefit for an additional charge, called the Guaranteed Withdrawal Benefit ("GWB"). The purpose of the GWB is to provide protection against market risk (the risk that the Account Value allocated to the investment portfolio(s) may decline in value or underperform your expectations.)

The GWB is designed to allow You to invest your Account Value in the investment portfolios, while guaranteeing that at least the entire amount of purchase payments You make will be returned to You through a series of withdrawals, provided withdrawals in any Contract Year do not exceed the maximum amount allowed under the optional benefit. You may begin taking withdrawals under the GWB immediately or at a later time. This means that, regardless of negative investment performance, You can take specified annual withdrawals until the entire amount of the purchase payments You made during the time period specified in your optional benefit has been returned to You.

In states where approved You may purchase the GWB if You are age 80 or younger on the effective date of your Contract. You may not have this benefit and another living benefit (GMIB or GLWB) or an Enhanced Death Benefit in effect at the same time. Once elected the GWB may not be terminated except as stated below.

SUMMARY OF THE GWB

The following section provides a summary of how the GWB works. A more detailed explanation of the operation of the GWB is provided in the section below called "Operation of the GWB".

The GWB guarantees that the entire amount of purchase payments You make will be returned to You through a series of withdrawals over time. THE GWB DOES NOT GUARANTEE WITHDRAWALS FOR YOUR LIFETIME.

Under the GWB, we calculate a "Total Guaranteed Withdrawal Amount" ("TGWA") that determines, in part, the maximum amount You may receive as withdrawals each year ("Annual Benefit Payment") without reducing your guarantee. The TGWA is multiplied by the applicable withdrawal rate to determine your Annual Benefit Payment. The optional benefit guarantee may be reduced if your annual withdrawals are greater than the Annual Benefit Payment. For purposes of calculating the TGWA, purchase payment credits (i.e., Bonus payments) are not included. In any event, withdrawals under a GWB will reduce your Account Value and death benefits.

IT IS IMPORTANT TO RECOGNIZE THAT THE TGWA IS NOT AVAILABLE TO BE TAKEN AS A LUMP SUM AND DOES NOT ESTABLISH OR GUARANTEE YOUR ACCOUNT VALUE OR A MINIMUM RETURN FOR ANY INVESTMENT PORTFOLIO. However, if You cancel the GWB after a waiting period of at least fifteen years the Guaranteed Principal Adjustment will increase your Account Value to the purchase payments credited within the first 120 days of the date that we issue the Contract reduced proportionately for any withdrawals. (See "Operation of the GWB Cancellation and Guaranteed Principal Adjustment" below.)

While the GWB is in effect, You may only make subsequent Purchase Payments during the GWB purchase payment Period. (See "Restrictions on Subsequent Purchase Payments" below.)

OPERATION OF THE GWB

The following section describes how the GWB operates. When reading the following descriptions of the operation of the GWB (for example, the "Total Guaranteed Withdrawal Amount," "Annual Benefit Payment" and "Payment Enhancement Rate" sections), refer to the GWB Rate Table at the end of this section for the specific rates and other terms applicable to your GWB optional benefit.

(See Appendix F for examples illustrating the operation of the GWB.)

TOTAL GUARANTEED WITHDRAWAL AMOUNT. While the GWB is in effect, we guarantee that You will receive a minimum amount over time. We refer to this minimum amount as the Total Guaranteed Withdrawal Amount. The initial Total Guaranteed Withdrawal Amount is equal to your initial purchase payment. We increase the Total Guaranteed Withdrawal Amount (up to a maximum of $5,000,000) by each additional purchase payment received during the GWB purchase payment period (see "Restriction on Subsequent Purchase Payments" below). If You take a withdrawal that does not exceed the Annual Benefit Payment (see "Annual Benefit Payment" below), then we will not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess Withdrawal. If, however, You take a withdrawal that results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment, then we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the entire withdrawal (including any applicable Withdrawal Charges) reduced the Account Value. We refer to this type of withdrawal as an Excess Withdrawal. DEPENDING ON THE RELATIVE AMOUNTS OF THE TOTAL GUARANTEED WITHDRAWAL AMOUNT AND THE ACCOUNT VALUE, SUCH A PROPORTIONAL REDUCTION MAY RESULT IN A SIGNIFICANT REDUCTION IN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT (PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT), AND COULD HAVE THE EFFECT OF REDUCING OR ELIMINATING THE TOTAL AMOUNT YOU ARE GUARANTEED TO RECEIVE OVER TIME UNDER THE GWB OPTIONAL BENEFIT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals.

REMAINING GUARANTEED WITHDRAWAL AMOUNT. The "Remaining Guaranteed Withdrawal Amount" is the remaining amount You are guaranteed to receive over time. The initial Remaining Guaranteed Withdrawal Amount is equal to the initial Total Guaranteed Withdrawal Amount. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $5,000,000) by additional purchase payments received during the GWB purchase payment Period (see "Restrictions on Subsequent Purchase Payments" below), and we decrease the Remaining Guaranteed Withdrawal Amount by withdrawals. If You take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount, dollar-for-dollar, by the amount of the Non-Excess Withdrawal (including any applicable withdrawal charges). If, however, You take an Excess Withdrawal then we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal (including any applicable Withdrawal Charges) reduces the Account Value. DEPENDING ON THE RELATIVE AMOUNTS OF THE REMAINING GUARANTEED WITHDRAWAL AMOUNT AND THE ACCOUNT VALUE, SUCH A PROPORTIONAL REDUCTION MAY RESULT IN A SIGNIFICANT REDUCTION IN THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE REMAINING GUARANTEED WITHDRAWAL AMOUNT), AND COULD HAVE THE EFFECT OF REDUCING OR ELIMINATING THE REMAINING AMOUNT YOU ARE GUARANTEED TO RECEIVE OVER TIME UNDER THE GWB OPTIONAL BENEFIT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals. The Remaining Guaranteed Withdrawal Amount is also used to calculate an alternate death benefit available under the GWB optional benefit (see "Additional Information" below).

ANNUAL BENEFIT PAYMENT. The initial Annual Benefit Payment is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the "GWB Withdrawal Rate". If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of the Automatic Annual Step-Up or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the GWB Withdrawal Rate. (See "Payment Enhancement Rate" below for a feature which may allow You to increase your Annual Benefit Payment during a Contract Year if You are confined to a nursing home.)

You may choose to receive your Annual Benefit Payment through the optional Systematic Withdrawal Program (see "Access To Your Money -- Systematic Withdrawal Program"). While the GWB is in effect, your withdrawals through the Systematic Withdrawal Program may not exceed your Annual Benefit Payment. There is no charge for the Systematic Withdrawal Program and You may terminate your participation at any time.

IT IS IMPORTANT TO NOTE:

  . We will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your Account Value declines to zero. This means if your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the optional benefit charge, and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay You on the remaining Annual Benefit Payment, if any, not yet withdrawn during the Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to You each year until your Remaining Guaranteed Withdrawal Amount is depleted. This guarantees that You will receive your purchase payments even if your Account Value declines to zero due to market performance, so long as You do not take Excess Withdrawals.

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  .   IF YOU HAVE ELECTED THE GWB, YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN
      TAKING WITHDRAWALS. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE GWB, BECAUSE THE GWB WITHDRAWAL RATE IS DETERMINED BY WHEN YOU TAKE YOUR FIRST WITHDRAWAL (SEE "GWB RATE TABLE"). AS SHOWN IN THE GWB RATE TABLE, WAITING TO TAKE YOUR FIRST WITHDRAWAL WILL RESULT IN A HIGHER GWB WITHDRAWAL RATE. The GWB Withdrawal Rate is used to determine the amount of your Annual Benefit Payment, as described above. Once your GWB Withdrawal Rate has been determined, it will never increase or decrease.

MANAGING YOUR WITHDRAWALS. It is important that You carefully manage your annual withdrawals. To retain the full guarantees of this optional benefit, your annual withdrawals (including any Withdrawal Charge) cannot exceed the Annual Benefit Payment each Contract Year. In other words, You should not take Excess Withdrawals. IF YOU DO TAKE AN EXCESS WITHDRAWAL, WE WILL RECALCULATE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT AND REDUCE THE ANNUAL BENEFIT PAYMENT TO THE NEW TOTAL GUARANTEED WITHDRAWAL AMOUNT MULTIPLIED BY THE GWB WITHDRAWAL RATE.

IN ADDITION, AS NOTED ABOVE, IF YOU TAKE AN EXCESS WITHDRAWAL, WE WILL REDUCE THE REMAINING GUARANTEED WITHDRAWAL AMOUNT IN THE SAME PROPORTION THAT THE WITHDRAWAL REDUCES THE ACCOUNT VALUE. THESE REDUCTIONS IN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT MAY BE SIGNIFICANT. You are still eligible to receive the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your Account Value to decline to zero. AN EXCESS WITHDRAWAL THAT REDUCES THE ACCOUNT VALUE TO ZERO WILL TERMINATE THE CONTRACT.


IF YOU TAKE AN EXCESS WITHDRAWAL IN A CONTRACT YEAR, YOU MAY BE ABLE TO REDUCE THE IMPACT OF THE EXCESS WITHDRAWAL ON YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT, REMAINING GUARANTEE WITHDRAWAL AMOUNT AND ANNUAL BENEFIT PAYMENT BY MAKING TWO SEPARATE WITHDRAWALS (ON DIFFERENT DAYS) INSTEAD OF A SINGLE WITHDRAWAL. The first withdrawal should be equal to Your Annual Benefit Payment (or remaining Annual Benefit Payment if withdrawals have already occurred in the Contract
Year); this withdrawal will not reduce Your Total Guaranteed Withdrawal Amount or Annual Benefit Payment but will reduce the Remaining Guaranteed Withdrawal Amount. The second withdrawal (on a subsequent day) should be for the amount in excess of the Annual Benefit Payment (or remaining Annual Benefit Payment); this withdrawal will reduce Your Total Guaranteed Withdrawal Amount, Annual Benefit Payment and Remaining Guaranteed Withdrawal Amount. For an example of taking multiple withdrawals in this situation, see Appendix F, "GWB -- Excess Withdrawals -- Single Withdrawal vs. Multiple Withdrawals."


You can always take Non-Excess Withdrawals. However, if You choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 4% of your Total Guaranteed Withdrawal Amount You cannot withdraw 2% of the Total Guaranteed Withdrawal Amount in one year and then withdraw 6% of the Total Guaranteed Withdrawal Amount the next year without making an Excess Withdrawal in the second year.

Income taxes and penalties may apply to your withdrawals and Withdrawal Charges may apply to withdrawals during the first Contract Year unless You take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal Charges will also apply to withdrawals of purchase payments that exceed the free withdrawal amount. (See "Charges -- Withdrawal Charges.")

REQUIRED MINIMUM DISTRIBUTIONS.  For IRAs and other Contracts subject to
Section 401(a)(9) of the Code, You may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. If your Contract is an IRA or other Contract subject to Section 401(a)(9) of the Code, and the required distributions are larger than the Total Guaranteed Withdrawal Amount multiplied by the GWB withdrawal Rate, we will increase your Annual Benefit Payment to the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater).

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If:

(1)You are enrolled in the automated required minimum distribution service or in both the automated required minimum distribution service and the Systematic Withdrawal Program,

(2)You do not take additional withdrawals outside of these two programs, and

(3)your remaining Annual Benefit Payment for the Contract Year is equal to zero;

we will increase your Annual Benefit Payment by the amount of the withdrawals that remain to be taken in that Contract Year under the program or programs in which You are enrolled. This will prevent the withdrawal from exceeding the Annual Benefit Payment.

See "Use of Automated Required Minimum Distribution Service and Systematic Withdrawal Program With GWB" below for more information on the automated required minimum distribution service and the Systematic Withdrawal Program.

AUTOMATIC ANNUAL STEP-UP. On each Contract Anniversary prior to the Contract Owner's 86/th/ birthday, an Automatic Annual Step-Up will occur, provided that the Account Value exceeds the Total Guaranteed Withdrawal Amount immediately before the step-up (and provided that You have not chosen to decline the step-up as described below).

The Automatic Annual Step-Up:

  . resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the Account Value on the date of the step-up, up to a maximum of $5,000,000, regardless of whether or not You have taken any withdrawals;

  . resets the Annual Benefit Payment equal to the GWB Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount after the step-up; and

  . may reset the GWB optional benefit charge to a rate that does not exceed the lower of: (a) the GWB Maximum Fee Rate (1.80%) or (b) the current rate that we would charge for the same optional benefit available for new Contract purchases at the time of the Automatic Annual Step-Up.

In the event that the charge applicable to Contract purchases at the time of the step-up is higher than your current GWB optional benefit charge, we will notify You in writing a minimum of 30 days in advance of the applicable Contract Anniversary and inform You that You may choose to decline the Automatic Annual Step-Up. If You choose to decline the Automatic Annual Step-Up, You must notify us in writing at your Administrative Office no less than seven calendar days prior to the applicable Contract Anniversary). Once You notify us of your decision to decline the Automatic Annual Step-Up, You will no longer be eligible for future Automatic Annual Step-Ups until You notify us in writing at your Administrative Office that You wish to reinstate the step-ups. This reinstatement will take effect at the next Contract Anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if You intend to make purchase payments that would cause your Account Value to approach $5,000,000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $5,000,000.

PAYMENT ENHANCEMENT FEATURE. The Payment Enhancement Feature may allow You to increase your Annual Benefit Payment for a Contract Year if You are confined to a nursing home. Beginning in the fourth Contract Year, You may request that your GWB Withdrawal Rate be multiplied by the Payment Enhancement Rate once each Contract Year, if:

(1)You are confined to a nursing home for at least 90 consecutive days;

(2)your request is received by the Contract Anniversary after the oldest Contract Owner's 80/th/ birthday (However, if we received a request from You by this Contract Anniversary and we approved it, You are permitted to submit additional requests after this Contract Anniversary);

(3)You have not taken withdrawals in that Contract Year in excess of the Annual Benefit Payment at the time the request is approved;

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(4)the request and proof satisfactory to us of confinement are received by us at your Administrative Office while You are confined;

(5)your Account Value is greater than zero at the time the request is approved; and

(6)the GWB optional benefit has not been terminated.

In the case of joint Contract Owners, the Payment Enhancement Feature applies to either joint Contract Owner. If the Contract Owner is not a natural person, the Payment Enhancement Feature applies to the Annuitant.

If You meet the requirements, your Annual Benefit Payment for that Contract Year is recalculated to the greater of:

   (a)the GWB Withdrawal Rate multiplied by the Payment Enhancement Rate and then multiplied by the Total Guaranteed Withdrawal Amount; or;

   (b)your Annual Benefit Payment before the acceptance of your request.

Your remaining Annual Benefit Payment in that year is the new Annual Benefit Payment less any withdrawals already taken in that Contract Year.

The Payment Enhancement Feature may allow You to receive a larger Annual Benefit Payment for a Contract Year without taking an Excess Withdrawal (see "Managing Your Withdrawals" above). The Payment Enhancement Feature does not increase the Total Guaranteed Withdrawal Amount (the minimum total amount you are guaranteed to receive over time under the GWB optional benefit) or the Remaining Guaranteed Withdrawal Amount (the remaining amount you are guaranteed to receive over time under the GWB optional benefit.)

At the end of the Contract Year, your GWB Withdrawal Rate will be reset to what it was prior to the acceptance of your request. In subsequent Contract Years, You may request that your GWB Withdrawal Rate be increased by the Payment Enhancement Rate if You meet the conditions above.

The Payment Enhancement Feature is only available if the oldest Contract Owner is age 75 or younger at the Contract issue date. The Payment Enhancement Feature is not available in Connecticut, Illinois or South Dakota. As of the date of this prospectus, the Payment Enhancement Feature is available in all other states in which the GWB optional benefit is available for purchase.

CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the GWB on the Contract Anniversary every five Contract Years for the first fifteen Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the applicable Contract Anniversary in accordance with our administrative procedures (currently we require You to submit your request in writing to your Administrative Office). The cancellation will take effect upon our receipt of your request. If cancelled , the GWB will terminate we will no longer deduct the GWB optional benefit charge, and the investment allocation restrictions and subsequent purchase payment restrictions described in "Your Investment Choices -- Investment Allocation Restrictions For Certain Optional Benefits -- Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max, the EDB Max and the GWB v1" will no longer apply. The Contract, however, will continue.

If You cancel the GWB optional benefit on the 15/th/ Contract Anniversary or any Contract Anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Account Value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the Contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) -
(b) where:

   (a)is purchase payments credited within 120 days of the date that we issued the Contract, reduced proportionately by the percentage reduction in Account Value attributable to any partial withdrawals taken (including any applicable Withdrawal Charges) and;

   (b)is the Account Value on the date of cancellation.

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The Guaranteed Principal Adjustment will be added to each applicable investment portfolio in the ratio the portion of the Account Value in such investment portfolio bears to the total Account Value in all investment portfolios. The Guaranteed Principal Adjustment will never be less than zero.

IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. CONTRACT OWNERS WHO ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS (IF PERMITTED UNDER THE GWB: SEE "RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS" BELOW) SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. HOWEVER, BECAUSE PAYMENTS MADE AFTER 120 DAYS WILL INCREASE YOUR ACCOUNT VALUE SUCH PURCHASE PAYMENTS MAY HAVE A SIGNIFICANT IMPACT ON WHETHER OR NOT A GUARANTEED PRINCIPAL ADJUSTMENT IS DUE. THEREFORE, THE GWB MAY NOT BE APPROPRIATE FOR YOU IF YOU INTEND TO MAKE ADDITIONAL PURCHASE PAYMENTS AFTER THE 120-DAY PERIOD AND ARE PURCHASING THE GWB FOR ITS GUARANTEED PRINCIPAL ADJUSTMENT FEATURE.

INVESTMENT ALLOCATION RESTRICTIONS. For a detailed description of the GWB investment allocation restrictions see "Your Investment Choices -- Investment Allocation Restrictions For Certain Optional Benefits -- Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max, the EDB Max and the GWB v1."

RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. While the GWB optional benefit is in effect, You are limited to making purchase payments within the GWB purchase payment Period (see the GWB Rate Table). If the GWB optional benefit is cancelled (see "Cancellation and Guaranteed Principal Adjustment" above) or terminated (see "Termination of the GWB Optional Benefit" below), this restriction on subsequent purchase payments no longer applies.

WITHDRAWAL CHARGE. We will apply a Withdrawal Charge to withdrawals from purchase payments as described in "Charges -- Withdrawal Charges" (also see "Charges -- Withdrawal Charges -- Free Withdrawal Amount" and "Access to Your Money -- Systematic Withdrawal Program").

TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2 , a 10% Federal income tax penalty may apply.

TAX TREATMENT. THE TAX TREATMENT OF WITHDRAWALS UNDER THE GWB OPTIONAL BENEFIT IS UNCERTAIN. IT IS CONCEIVABLE THAT THE AMOUNT OF POTENTIAL GAIN COULD BE DETERMINED BASED ON THE REMAINING GUARANTEED WITHDRAWAL AMOUNT UNDER THE GWB OPTIONAL BENEFIT AT THE TIME OF THE WITHDRAWAL, IF THE REMAINING GUARANTEED WITHDRAWAL AMOUNT IS GREATER THAN THE ACCOUNT VALUE (PRIOR TO WITHDRAWAL CHARGES, IF APPLICABLE). THIS COULD RESULT IN A GREATER AMOUNT OF TAXABLE INCOME REPORTED UNDER A WITHDRAWAL AND CONCEIVABLY A LIMITED ABILITY TO RECOVER ANY REMAINING BASIS IF THERE IS A LOSS ON SURRENDER OF THE CONTRACT. CONSULT YOUR TAX ADVISER PRIOR TO PURCHASE.

GWB AND DECEDENT CONTRACTS. If You are purchasing the Contract with a nontaxable transfer of the death benefit proceeds of any annuity Contract or IRA (or any other tax-qualified arrangement) of which You were the Beneficiary and You are "stretching" the distributions under the IRS required distribution rules, You may purchase the GWB optional benefit.

If You are purchasing the Contract with a nontaxable transfer of the death benefit proceeds of any Non-Qualified annuity Contract of which You were the Beneficiary and You are "stretching" the distributions under the IRS required distribution rules, You may not purchase the GWB optional benefit.

TERMINATION OF THE GWB OPTIONAL BENEFIT. The GWB optional benefit will terminate upon the earliest of:

(1)the date of a full withdrawal of the Account Value (You are still eligible to receive the Remaining Guaranteed Withdrawal Amount, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the optional benefit have been met) (a pro rata portion of the optional benefit charge will be assessed);

(2)the date all of the Account Value is applied to an income payment type (a pro rata portion of the optional benefit charge will be assessed.);

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(3)the date there are insufficient funds to deduct the GWB optional benefit charge from the Account Value and your Contract is thereby terminated (whatever Account Value is available will be applied to pay the optional benefit charge and You are still eligible to receive the Remaining Guaranteed Withdrawal Amount, provided the provisions and conditions of the optional benefit have been met; however, You will have no other benefits under the Contract);

(4)the death of the Contract Owner or Joint Contract Owner (or the Annuitant if the Contract Owner is a non-natural person), except where the primary Beneficiary is the spouse, the spouse is age 80 or younger, and the spouse elects to continue the Contract under the spousal continuation provisions of the Contract;

(5)a change of the Contract Owner or Joint Contract Owner for any reason subject to our administrative procedures (a pro rata portion of the optional benefit charge will be assessed);

(6)the effective date of the cancellation of the optional benefit;

(7)the termination of the Contract to which the optional benefit is attached, other than due to death (a pro rata portion or the optional benefit charge will be assessed); or

(8)the date You assign your Contract, subject to our administrative procedures (a pro rata portion of the optional benefit charge will be assessed). (Does not apply to Contracts issued in New York state with GWB v1.)

Under our current administrative procedures, we will waive the termination of the GWB optional benefit if You assign a portion of the Contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Code to fund premiums for a long term care insurance policy or purchase payments for an annuity Contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable Withdrawal Charges.

Once the optional benefit is terminated, the GWB optional benefit charge will no longer be deducted the GWB investment allocation restrictions will no longer apply, and the GWB restrictions on subsequent purchase payments will no longer apply.

ADDITIONAL INFORMATION. The GWB optional benefit may affect the death benefit available under your Contract. If the Contract Owner or Joint Contract Owner should die while the GWB optional benefit is in effect, the Beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The Beneficiary's withdrawal rights then come to an end. Currently , there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit. Otherwise, the provisions of that contractual death benefit will determine the amount of the death benefit. Except as may be required by the Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the Contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Code. If the Contract Owner (or the Annuitant, if the Contract Owner is not a natural person ) dies prior to the "annuity starting date" (as defined under the Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.

We reserve the right to accelerate any payment, in a lump sum that is less than $500 or to comply with requirements under the Code (including minimum distribution requirements for IRAs and other Contracts subject to section 401(a)(9) of the Code and Non-Qualified Contracts subject to Section 72(s)). If You terminate the GWB optional benefit because (1) You

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make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the GWB optional benefit charge; or (3) the Contract Owner dies except where the Beneficiary or joint Contract Owner is the spouse of the Contract Owner and the spouse elects to continue the Contract. You may not make additional purchase payments under the Contract.

GUARANTEED WITHDRAWAL BENEFIT AND ANNUITIZATION. Since the annuity date at the time You purchase the Contract is the later of age 90 of the Annuitant or 10 years from Contract Issue, You must make an election if You would like to extend your annuity date to the latest date permitted (subject to restrictions that may apply in your state, and our current established administrative procedures). If You elect to extend your annuity date to the latest date permitted, and that date is reached, your Contract must be annuitized (see "Pay-Out Options (or Income Options)"), or You must make a complete withdrawal of your Account Value. If You annuitize at the latest date permitted, You must elect one of the following options:

(1)Annuitize the Account Value under the Contract's annuity provisions.


(2)Elect to receive the Annual Benefit Payment under the GWB optional benefit paid each year until the Remaining Guaranteed Withdrawal Amount ("RGWA") is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the RGWA to zero.


If You do not select an income payment type or elect to receive payments under the GWB optional benefit, we will annuitize your Contract under the Lifetime Income Annuity with a 10-Year Guarantee period income payment type. However, if we do, we will adjust your payment or income payment type, if necessary, so your aggregate payments will not be less than what You would have received under the GWB optional benefit.

(See "Appendix F" for examples of the GWB.)

USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION SERVICE AND SYSTEMATIC WITHDRAWAL PROGRAM WITH GWB

For IRAs and other Contracts subject to Section 401(a)(9) of the Code, You may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.


Used with the GWB optional benefit, our automated required minimum distribution service can help You fulfill minimum distribution requirements with respect to your Contract without reducing the Total Guaranteed Withdrawal Amount ("TGWA") and RGWA on a proportionate basis. (Reducing the TGWA and RGWA on a proportionate basis could have the effect of reducing or eliminating the guarantees of the GWB optional benefit.) The automated required minimum distribution service calculates minimum distribution requirements with respect to your Contract and makes payments to You on a monthly, quarterly, semi-annual or annual basis.


Alternatively, You may choose to enroll in the both the automated required minimum distribution service and the Systematic Withdrawal Program (see "Access to Your Money--Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the TGWA and RGWA on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed the GWB Withdrawal Rate multiplied by the TGWA each Contract Year. Any amounts above the GWB Withdrawal Rate multiplied by the TGWA that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the automated required minimum distribution service. For example, if You elect the GWB, enroll in the Systematic Withdrawal Program and elect to receive monthly payments equal to the GWB Withdrawal Rate multiplied by the TGWA, You should also enroll in the automated required minimum distribution service and elect to receive Your automated required minimum distribution service payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.

If You enroll in either the automated required minimum distribution service or both the automated required minimum distribution service and the Systematic Withdrawal Program, You should not make additional withdrawals outside the programs. Additional withdrawals may result in the TGWA, RGWA and Annual Benefit Payment being reduced.

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To enroll the automated required minimum distribution service and/or the
Systematic Withdrawal Program, please contact your Administrative Office.

GWB RATE TABLE

The GWB Rate Table lists the following for the GWB.

  . GWB Withdrawal Rate: if You take withdrawals that do not exceed the GWB Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount those withdrawals will not reduce the Total Guaranteed Withdrawal Amount and Annual Benefit Payment. (Taking withdrawals that do exceed the GWB Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount will reduce the Total Guaranteed Withdrawal Amount and Annual Benefit Payment and may have a significant negative impact on the value of the benefits available under GWB -- see "Operation of the GWB -- Managing Your Withdrawals.") For IRAs and other qualified Contracts, also see "Operation of the GWB -- Required Minimum Distributions."

  . GWB purchase payment Period: the period of time following the Contract issue date during which You may make subsequent purchase payments (see " Operation of the GWB -- Restrictions on Subsequent Purchase Payments"); and

  . Payment Enhancement Rate: the percentage by which the GWB Withdrawal Rate will be increased if You request and meet the requirements of the Payment Enhancement Feature under the GWB optional benefit (see "Operation of the GWB -- Payment Enhancement Rate").

DIFFERENT VERSIONS OF THE GWB. From time to time, we may introduce new versions of the GWB. If we introduce a new version of the optional benefit, we generally will do so by updating the GWB Rate Table to show the new version, together with any prior versions, the dates each optional benefit version was offered, and the specific rates and other terms applicable to each version. Changes to the GWB Rate Table after the date of this prospectus, reflecting a new version of the optional benefit, will be made in a supplement to the prospectus.

GWB RATE TABLE

                                                               GWB
             Date       Date               GWB               Purchase       Payment
            First       Last           Withdrawal            Payment      Enhancement
           Available  Available           Rate               Period         Rate/2/
-------------------------------------------------------------------------------------
                                     if first       5.0%
                                    withdrawal
GWB v1/1/  04/29/13      --      taken before 5th         120 days from       150%
                                     Contract             Contract issue
                                    Anniversary                date
                                 -------------------------
                                     if first       6.0%
                                    withdrawal
                                 taken on or after
                                   5th Contract
                                  Anniversary but
                                    before 10th
                                     Contract
                                    Anniversary
                                 -------------------------
                                     if first       7.0%
                                    withdrawal
                                 taken on or after
                                   10th Contract
                                    Anniversary

/(1)/The GWB v1 is currently available for purchase in all states except
     California and Vermont.
/(2)/The Payment Enhancement Feature is not available in Connecticut, Illinois or South Dakota.

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

GUARANTEED LIFETIME WITHDRAWAL BENEFIT

If You want to invest your Account Value in the investment portfolio(s) during the pay-in phase, but also want to guarantee that You will receive lifetime income regardless of investment performance, subject to the conditions described in "Operation of the GLWB" below (including the condition that withdrawals before the Lifetime Withdrawal Age or Excess Withdrawals will reduce the payments under the guarantee or, if such withdrawals reduce the Account Value to zero, eliminate the guarantee), we offer an optional benefit for an additional charge, called the Guaranteed Lifetime Withdrawal Benefit (the "GLWB"). Currently we offer two variations of the GLWB optional benefit:
FlexChoice Level and FlexChoice Expedite (see "GLWB Variations" below.)

The GLWB optional benefit is designed to allow You to invest your Account Value in the investment portfolios, while guaranteeing that You will receive lifetime income regardless of investment performance, subject to the conditions described in "Operation of the GLWB" below. You may begin taking withdrawals under the GLWB optional benefit immediately or at a later time; however, any withdrawals taken prior to the Lifetime Withdrawal Age will reduce the Benefit Base (see "Managing Your Withdrawals" below.)


In states where approved, You may purchase the GLWB optional benefit if You are at least age 50 and not older than age 85 on the effective date of your Contract. You may not elect this optional benefit together with the GMIB Max V, the GMIB Max V and EDB Max V, the Earnings Preservation Benefit, the optional Annual Step-Up Death Benefit or the GWB v1. Once elected the GLWB optional benefit may not be terminated except as stated below. The GLWB will be available for purchase in Minnesota and Pennsylvania beginning on May 4, 2015. The GLWB has been available for purchase in all other states except New York since February 14, 2015.


SUMMARY OF THE GLWB

The following section provides a summary of how the GLWB optional benefit works. A more detailed explanation of the operation of the GLWB optional benefit is provided in the section below called "Operation of the GLWB".

The GLWB optional benefit guarantees that You will receive lifetime income regardless of investment performance, subject to the conditions described in "Operation of the GLWB" below (including the condition that withdrawals before the Lifetime Withdrawal Age or Excess Withdrawals may reduce the payments under the guarantee or, if such withdrawals reduce the Account Value to zero, eliminate the guarantee). THE GLWB OPTIONAL BENEFIT DOES NOT GUARANTEE LIFETIME INCOME IF YOUR ACCOUNT VALUE IS REDUCED TO ZERO DUE TO A WITHDRAWAL PRIOR TO THE LIFETIME WITHDRAWAL AGE OR A WITHDRAWAL THAT IS AN EXCESS WITHDRAWAL (SEE "MANAGING YOUR WITHDRAWALS" BELOW).

Under the GLWB optional benefit, we calculate a Benefit Base (the "Benefit Base") that determines the maximum amount You may receive as withdrawals each Contract Year after the Lifetime Withdrawal Age (the "Annual Benefit Payment") without reducing your Benefit Base, and determines the amount of any lifetime payments if the Account Value is reduced to zero. The Benefit Base is multiplied by the applicable GLWB Withdrawal Rate while the Account Value is greater than zero to determine your Annual Benefit Payment. The Benefit Base is multiplied by the applicable GLWB Lifetime Guarantee Rate to determine your Annual Benefit Payment if your Account Value is reduced to zero and lifetime payments are to begin. The Benefit Base will be reduced for any withdrawal prior to the Lifetime Withdrawal Age or any Excess Withdrawal (and any subsequent withdrawals in the Contract Year that an Excess Withdrawal occurs). For purposes of calculating the Benefit Base, purchase payment credits (i.e., Bonus payments) are not included. In any event, withdrawals under the GLWB optional benefit will reduce your Account Value and death benefits.

IT IS IMPORTANT TO RECOGNIZE THAT THE BENEFIT BASE IS NOT AVAILABLE TO BE TAKEN AS A LUMP SUM OR PAID AS A DEATH BENEFIT AND DOES NOT ESTABLISH OR GUARANTEE YOUR ACCOUNT VALUE OR A MINIMUM RETURN FOR ANY INVESTMENT PORTFOLIO. However, if You cancel the GLWB optional benefit after a waiting period of at least ten
(10) years (the "Guaranteed Principal Adjustment Eligibility Date") the Guaranteed Principal Adjustment will increase your Account Value to the purchase payments credited within the first 120 days of the date that we issue the Contract reduced proportionately for any withdrawals, if greater than the Account Value at the time of the cancellation. (See "Cancellation and Guaranteed Principal Adjustment" below.)

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

While the GLWB optional benefit is in effect, we may reject subsequent Purchase Payments by sending advance written Notice if any of the changes listed in the section "Investment Allocation Restrictions For Certain Optional Benefits -- Investment Allocation and Other Purchase Payment Restrictions for the GLWB -- Potential Restrictions on Subsequent Purchase Payments" occur. Restrictions on subsequent Purchase Payments will remain in effect until the GLWB optional benefit is terminated unless the Company provides advance written Notice to you otherwise.

OPERATION OF THE GLWB

The following section describes how the GLWB operates. When reading the following description of the operation of the GLWB optional benefit (for example, the "Benefit Base" and "Annual Benefit Payment" sections), refer to the GLWB Rate Table at the end of this section for the specific rates and other terms applicable to your GLWB optional benefit.

(See Appendix G for examples illustrating the operation of the GLWB.)

BENEFIT BASE.   While the GLWB optional benefit is in effect, we guarantee that
You will receive lifetime income regardless of investment performance, subject to the conditions described below. To determine the maximum amount that may be withdrawn in the current Contract Year (the "Annual Benefit Payment"), we multiply the Benefit Base by the GLWB Withdrawal Rate (see "GLWB Rate Table") while the Account Value is greater than zero. The initial Benefit Base is equal to your initial purchase payment. We increase the Benefit Base by each additional purchase payment. Any withdrawals taken prior to the date You reach the Lifetime Withdrawal Age (see "GLWB Rate Table" below) will reduce the Benefit Base in the same proportion that such withdrawal (including Withdrawal Charges, if any) reduces the Account Value (a "Proportional Adjustment"). For example, if the Benefit Base is $120,000, the Account Value is $100,000 and you withdraw $10,000 (including any Withdrawal Charge), then your Benefit Base is decreased by $12,000 to $108,000 [$120,000 x ($10,000/$100,000) = $12,000]. Any
withdrawals taken after the Lifetime Withdrawal Age that do not exceed, or cause the cumulative withdrawals in the Contract Year to exceed, the Annual Benefit Payment, will not reduce the Benefit Base. We refer to this type of withdrawal as a "Non-Excess Withdrawal." If, however, You take a withdrawal that exceeds or results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment, then such withdrawal, and any subsequent withdrawals that occur in that Contract Year, will trigger a Proportional Adjustment to the Benefit Base. We refer to this type of withdrawal as an "Excess Withdrawal." DEPENDING ON THE RELATIVE AMOUNTS OF THE BENEFIT BASE AND THE ACCOUNT VALUE, SUCH PROPORTIONAL ADJUSTMENT MAY RESULT IN A SIGNIFICANT REDUCTION TO THE BENEFIT BASE (PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE BENEFIT BASE), AND COULD HAVE THE EFFECT OF REDUCING OR ELIMINATING THE TOTAL AMOUNT YOU ARE GUARANTEED TO RECEIVE UNDER THE GLWB OPTIONAL BENEFIT (SEE "MANAGING YOUR WITHDRAWALS" BELOW).

On each Contract Anniversary on or before the Rollup Rate Period End Date (see "GLWB Rate Table"), if no withdrawals occurred in the previous Contract Year, the Benefit Base will be increased by an amount equal to the Rollup Rate (see "GLWB Rate Table") multiplied by the Benefit Base before such increase. The Benefit Base will not be increased by the Rollup Rate if: (1) a withdrawal has occurred in the Contract Year ending immediately prior to that Contract Anniversary, or (2) after the Rollup Rate Period End Date. The Rollup Rate, if applicable, is applied before deducting any optional benefit charge and before taking into account any Automatic Step-Up occurring on such Contract Anniversary (see "Automatic Step-Up" below).

ANNUAL BENEFIT PAYMENT. After the Lifetime Withdrawal Age, the Annual Benefit Payment is the maximum amount that may be withdrawn in the current Contract Year without triggering a Proportional Adjustment to the Benefit Base (prior to the Lifetime Withdrawal Age, there is no Annual Benefit Payment). After the Lifetime Withdrawal Age, the initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the applicable GLWB Withdrawal Rate. Your GLWB Withdrawal Rate is determined by when You take your first withdrawal after the Lifetime Withdrawal Age (see "GWB Rate Table"). As shown in the GLWB Rate Table, waiting to take your first withdrawal will result in a higher GLWB Withdrawal Rate. The GLWB Withdrawal Rate will not change once determined. If the Benefit Base is later recalculated

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
(for example, because of additional purchase payments, the Automatic Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Benefit Base multiplied by the GLWB Withdrawal Rate.

Each time a withdrawal is made in a Contract Year, we decrease the Annual Benefit Payment for that Contract Year by such withdrawal and the remaining amount is the "Remaining Annual Benefit Payment." If the Benefit Base is increased due to a subsequent Purchase Payment, causing the Annual Benefit Payment to increase, the Remaining Annual Benefit Payment will increase by the same amount the Annual Benefit Payment increased.

As long as your Account Value has not been reduced to zero, your Annual Benefit Payment equals the applicable GLWB Withdrawal Rate multiplied by the Benefit Base.

If your Contract is subject to Required Minimum Distributions (see "Required Minimum Distributions" below), your Annual Benefit Payment will be set equal to your Required Minimum Distribution Amount, if greater than the Annual Benefit Payment calculated as described above.

You may choose to receive your Annual Benefit Payment through the optional Systematic Withdrawal Program (see "Access To Your Money -- Systematic Withdrawal Program"). While the GLWB optional benefit is in effect, your withdrawals through the Systematic Withdrawal Program may not exceed your Annual Benefit Payment. There is no charge for the Systematic Withdrawal Program and You may terminate your participation at any time.

IT IS IMPORTANT TO NOTE:

  . If your Account Value is reduced to zero on or after the Lifetime Withdrawal Age because you make a Non-Excess Withdrawal, we will first pay you any Remaining Annual Benefit Payment in effect at the time the Account Value is reduced to zero. Effective as of your next Contract Anniversary, we will then begin making monthly payments, using the applicable GLWB Lifetime Guarantee Rate (see "GLWB Rate Table") multiplied by the Benefit Base, to you for the rest of your life. If, however, your Account Value is reduced to zero on or after the Lifetime Withdrawal Age because there are insufficient funds to deduct any GLWB optional benefit charge from your Account Value, we will begin making monthly payments, using the applicable GLWB Lifetime Guarantee Rate, to You for the rest of your life.

  . If your Account Value is reduced to zero prior to the Lifetime Withdrawal Age because there are insufficient funds to deduct any GLWB optional benefit charge from your Account Value, we will begin making monthly payments, using the GLWB Lifetime Guarantee Rate that corresponds to the Lifetime Withdrawal Age to you for the rest of your life.

  . IF YOUR ACCOUNT VALUE IS REDUCED TO ZERO DUE TO A WITHDRAWAL PRIOR TO THE LIFETIME WITHDRAWAL AGE OR BECAUSE YOU MAKE AN EXCESS WITHDRAWAL, LIFETIME PAYMENTS ARE NOT AVAILABLE, NO FURTHER BENEFITS WILL BE PAYABLE UNDER THE GLWB OPTIONAL BENEFIT, AND THE GLWB OPTIONAL BENEFIT WILL TERMINATE.

  . If your Contract has not been continued under Spousal Continuation described below, You may elect to have your Annual Benefit Payments paid for the life of You and your spouse, provided your spouse is no younger than the Minimum Spousal Age, using the applicable Joint Lifetime Guarantee Rate (see "GLWB Rate Table".)

  . You may elect to receive a lump sum in lieu of lifetime payments. The lump sum value will be determined as of the date the Account Value is reduced to zero and will be a value determined based on the Annual Benefit Payments due to You, not including any Remaining Annual Benefit Payment payable in the current Contract Year. You will have a minimum of 30 days from the date of the Notice of this option to make this election. The lump sum will be payable on the Business Day the Notice is received. Payment of the lump sum will terminate the Contract and all obligations of the Company.

  . While we are making Annual Benefit Payments after the Account Value is reduced to zero, no death benefit will be available.

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

  . IF YOU HAVE ELECTED THE GLWB OPTIONAL BENEFIT, YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE GLWB OPTIONAL BENEFIT, BECAUSE THE BENEFIT BASE MAY NOT BE INCREASED BY THE ROLLUP RATE AND THE GLWB WITHDRAWAL RATE IS DETERMINED BY WHEN YOU TAKE YOUR FIRST WITHDRAWAL AFTER THE LIFETIME WITHDRAWAL AGE (SEE "GLWB RATE TABLE"). AS SHOWN IN THE GLWB RATE TABLE, WAITING TO TAKE YOUR FIRST WITHDRAWAL MAY RESULT IN A HIGHER GLWB WITHDRAWAL RATE. If You delay taking withdrawals for too long, You may limit the number of years available for You to take withdrawals in the future (due to life expectancy) and You may be paying for a benefit You are not using.

  . At any time during the pay-in phase, You can elect to annuitize under current annuity rates in lieu of continuing the GLWB optional benefit. Annuitization may provide higher income amounts if the current annuity option rates applied to the Account Value on the date payments begin exceed the payments under the GLWB optional benefit. Also, income provided by annuitizing under current annuity rates may be higher due to different tax treatment of this income compared to the tax treatment of the payments received under the GLWB optional benefit.

GLWB VARIATIONS. We currently offer two different variations of the GLWB optional benefit. The two variations of the Contract are FlexChoice Level and FlexChoice Expedite. The GLWB Withdrawal Rate and GLWB Lifetime Guarantee Rate will vary depending on the variation You choose. Depending on your expectations and preferences, You can choose the variation that best meets your needs.

Prior to issuance, You must select either:

  . FlexChoice Level: offers a steady GLWB Withdrawal Rate and GLWB Lifetime Guarantee Rate throughout your lifetime; or

  . FlexChoice Expedite: offers a higher GLWB Withdrawal Rate while your Account Value is greater than zero and a reduced GLWB Lifetime Guarantee Rate if your Account Value is reduced to zero.

For both variations, You may elect to have your Annual Benefit Payments paid for the life of You and your spouse, provided your spouse is no younger than the Minimum Spousal Age, using the applicable Joint Lifetime Guarantee Rate (see "GLWB Rate Table").

MANAGING YOUR WITHDRAWALS. It is important that You carefully manage your annual withdrawals. To retain the full guarantees of this optional benefit, your annual withdrawals (including any Withdrawal Charge) cannot exceed the Annual Benefit Payment each Contract Year. In other words, You should not take Excess Withdrawals. IF YOU DO TAKE AN EXCESS WITHDRAWAL, WE WILL RECALCULATE THE BENEFIT BASE IN THE SAME PROPORTION THAT THE WITHDRAWAL (INCLUDING ANY WITHDRAWAL CHARGE) REDUCES THE ACCOUNT VALUE AND REDUCE THE ANNUAL BENEFIT PAYMENT TO THE NEW BENEFIT BASE MULTIPLIED BY THE APPLICABLE GLWB WITHDRAWAL RATE. In addition, You should not take withdrawals of any amount prior to the Lifetime Withdrawal Age. IF YOU TAKE A WITHDRAWAL PRIOR TO THE LIFETIME WITHDRAWAL AGE, WE WILL RECALCULATE THE BENEFIT BASE IN THE SAME PROPORTION THAT THE WITHDRAWAL (INCLUDING ANY WITHDRAWAL CHARGE) REDUCES THE ACCOUNT VALUE. THESE REDUCTIONS IN THE BENEFIT BASE CAUSED BY WITHDRAWALS PRIOR TO THE LIFETIME WITHDRAWAL AGE, AND IN THE BENEFIT BASE AND THE ANNUAL BENEFIT PAYMENT CAUSED BY EXCESS WITHDRAWALS, MAY BE SIGNIFICANT. You are still eligible to receive lifetime payments so long as the Excess Withdrawal, or withdrawal prior to the Lifetime Withdrawal Age did not cause your Account Value to decline to zero. AN EXCESS WITHDRAWAL (OR ANY WITHDRAWAL PRIOR TO THE LIFETIME WITHDRAWAL
AGE) THAT REDUCES THE ACCOUNT VALUE TO ZERO WILL TERMINATE THE CONTRACT AND CAUSE LIFETIME PAYMENTS TO NOT BE AVAILABLE.

IF YOU TAKE AN EXCESS WITHDRAWAL IN A CONTRACT YEAR, YOU MAY BE ABLE TO REDUCE THE IMPACT OF THE EXCESS WITHDRAWAL ON YOUR BENEFIT BASE AND ANNUAL BENEFIT PAYMENT BY MAKING TWO SEPARATE WITHDRAWALS (ON DIFFERENT DAYS) INSTEAD OF A SINGLE WITHDRAWAL. The first withdrawal should be equal to Your Annual Benefit Payment (or Remaining Annual Benefit Payment if withdrawals have already occurred in the Contract Year); this withdrawal will not reduce Your Benefit Base (and Annual Benefit Payment). The second withdrawal (on a subsequent day) should be for the

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
amount in excess of the Annual Benefit Payment (or Remaining Annual Benefit Payment); this withdrawal will reduce Your Benefit Base and Annual Benefit Payment. For an example of taking multiple withdrawals in this situation, see Appendix G, "Withdrawals -- Withdrawals After the Lifetime Withdrawal Age -- Excess Withdrawals."

You can always make Non-Excess Withdrawals. However, if You choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Remaining Annual Benefit Payment does not carry over into subsequent Contract Years. For example, if your Annual Benefit Payment is 4% of your Benefit Base, You cannot withdraw 2% in one year and then withdraw 6% the next year without making an Excess Withdrawal in the second year.

Income taxes and penalties may apply to your withdrawals. Withdrawal Charges may apply to withdrawals during the first Contract Year unless You take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal Charges will also apply to withdrawals of purchase payments that exceed the free withdrawal amount in any Contract Year. (See "Charges -- Withdrawal Charges.")

REQUIRED MINIMUM DISTRIBUTIONS.  For IRAs and other Contracts subject to
Section 401(a)(9) of the Code, You may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 701/2. If your Contract is an IRA or other Contract subject to Section 401(a)(9) of the Code, and the required distributions are larger than the Annual Benefit Payment, we will increase your Annual Benefit Payment to the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater).

If:

(1)You are enrolled in the automated required minimum distribution service or in both the automated required minimum distribution service and the Systematic Withdrawal Program;

(2)You do not take additional withdrawals outside of these two programs; and

(3)your Remaining Annual Benefit Payment for the Contract Year is equal to zero;

we will increase your Annual Benefit Payment by the amount of the withdrawals that remain to be taken in that Contract Year under the program or programs in which You are enrolled. This will prevent the withdrawal from exceeding the Annual Benefit Payment.

See "Use of Automated Required Minimum Distribution Service and Systematic Withdrawal Program With GLWB" below for more information on the automated required minimum distribution service and the Systematic Withdrawal Program.

AUTOMATIC STEP-UP.   On each Contract Anniversary prior to the Contract Owner's
91st birthday, an Automatic Step-Up will occur, provided that the Account Value on that date exceeds the Benefit Base immediately before the Automatic Step-Up (and provided that You have not chosen to decline the Automatic Step-Up as described below).

The Automatic Step-Up:

  . will increase the Benefit Base to the Account Value on the date of the Automatic Step-Up regardless of whether or not You have taken any withdrawals;

  . will increase the Annual Benefit Payment to equal the applicable GLWB Withdrawal Rate multiplied by the Benefit Base after the Automatic Step-Up; and

  . may increase the GLWB optional benefit charge to a rate that does not exceed the lower of: (a) the GLWB optional benefit maximum charge (2.00%) or (b) the current rate that we would charge for the same optional benefit with the same benefits, if available for new contract purchases at the time of the Automatic Step-Up.

In the event that your GLWB optional benefit charge would increase with the Automatic Step-Up, we will notify You in writing a minimum of 30 days in advance of the applicable Contract Anniversary and inform You that You may choose to

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
decline the Automatic Step-Up and related increased GLWB optional benefit charge. If You elect to decline the Automatic Step-Up, You must notify us in writing at your Administrative Office no less than seven calendar days prior to the applicable Contract Anniversary. Once You notify us of your decision to decline the Automatic Step-Up, You will no longer be eligible for future Automatic Step-Ups until You notify us in writing at your Administrative Office that You wish to reinstate the Automatic Step-Ups. This reinstatement will take effect at the next Contract Anniversary after we receive your request for reinstatement. If your Contract has both the GLWB optional benefit and the GLWB Death Benefit (see "Guaranteed Lifetime Withdrawal Benefit -- Death Benefit" below), and You choose to decline the Automatic Step-Up, the Automatic Step-Up for both the Benefit Base and the GLWB Death Benefit Base will no longer be eligible for future Automatic Step-Ups until You elect to reinstate the Automatic Step-Ups. You may not elect to decline the Automatic Step-Up for only one of the two optional benefits.

CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the GLWB optional benefit on the Contract Anniversary every five Contract Years for the first 10 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the applicable Contract Anniversary in accordance with our administrative procedures (currently we require You to submit your request in writing to your Administrative Office). The cancellation will take effect upon our receipt of your request. If cancelled, the GLWB optional benefit will terminate, we will no longer deduct the GLWB optional benefit charge, and the investment allocation restrictions described in "Your Investment Choices -- Investment Allocation Restrictions For Certain Optional Benefits -- Investment Allocation and Other Purchase Payment Restrictions for the GLWB" will no longer apply. The Contract, however, will continue.

If You cancel the GLWB optional benefit on the 10/th/ Contract Anniversary or any Contract Anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Account Value if (a) exceeds (b), as defined below. The Guaranteed Principal Adjustment is intended to restore your initial investment in the Contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:

   (a)is purchase payments credited within 120 days of the date that we issued the Contract, reduced by the Proportional Adjustment attributable to any partial withdrawals taken (including any applicable Withdrawal Charges); and

   (b)is the Account Value on the date of cancellation.

The Guaranteed Principal Adjustment will be added to each applicable Investment Division in the ratio the portion of the Account Value in such Investment Division bears to the total Account Value in all Investment Divisions. The Guaranteed Principal Adjustment will never be less than zero.

IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. CONTRACT OWNERS WHO ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. HOWEVER, BECAUSE PURCHASE PAYMENTS MADE AFTER 120 DAYS WILL INCREASE YOUR ACCOUNT VALUE SUCH PURCHASE PAYMENTS MAY HAVE A SIGNIFICANT IMPACT ON WHETHER OR NOT A GUARANTEED PRINCIPAL ADJUSTMENT IS DUE. THEREFORE, THE GLWB OPTIONAL BENEFIT MAY NOT BE APPROPRIATE FOR YOU IF YOU INTEND TO MAKE ADDITIONAL PURCHASE PAYMENTS AFTER THE 120-DAY PERIOD AND ARE PURCHASING THE GLWB OPTIONAL BENEFIT FOR ITS GUARANTEED PRINCIPAL ADJUSTMENT FEATURE.

INVESTMENT ALLOCATION RESTRICTIONS. For a detailed description of the GLWB investment allocation restrictions see "Your Investment Choices -- Investment Allocation Restrictions For Certain Optional Benefits -- Investment Allocation and Other Purchase Payment Restrictions for the GLWB."

RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. For a detailed description of the restrictions or potential restrictions on subsequent purchase payments that may apply for your version of the GLWB, see the applicable subsection of "Your Investment Choices -- Investment Allocation Restrictions For Certain Optional Benefits -- Investment Allocation and Other Purchase Payment Restrictions for the GLWB."

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WITHDRAWAL CHARGE.  We will apply a Withdrawal Charge to withdrawals from purchase payments as described in "Charges -- Withdrawal Charges" (also see "Charges -- Withdrawal Charges -- Free Withdrawal Amount" and "Access to Your Money -- Systematic Withdrawal Program").

TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 591/2, a 10% Federal income tax penalty may apply.

TAX TREATMENT. The tax treatment of withdrawals under the GLWB optional benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the Benefit Base under the GLWB optional benefit at the time of the withdrawal, if the Benefit Base is greater than the Account Value (prior to Withdrawal Charges, if applicable). This could result in a greater amount of taxable income reported under a withdrawal and conceivably a limited ability to recover any remaining basis if there is a loss on surrender of the Contract. Consult your tax adviser prior to purchase.

OWNERSHIP. If You, the Owner, are a natural person, You must also be the Annuitant. If a non-natural person owns the Contract, then the Annuitant will be considered the Contract Owner in determining the issue age and Annual Benefit Payment. If joint Contract Owners are named, the age of the older joint Contract Owner will be used to determine the issue age and Annual Benefit Payment. For the purposes of the Guaranteed Lifetime Withdrawal Benefit section of the Prospectus, "You" always means the Contract Owner, older joint Contract Owner or the Annuitant, if the Contract Owner is a non-natural person.

GLWB AND DECEDENT CONTRACTS. If You are purchasing this Contract with a nontaxable transfer of the death benefit proceeds of any annuity Contract or IRA (or any other tax-qualified arrangement) of which You were the Beneficiary and You are "stretching" the distributions under the Internal Revenue Service required distribution rules, You may not purchase a GLWB optional benefit.

TERMINATION OF THE GLWB OPTIONAL BENEFIT. The GLWB optional benefit will terminate upon the earliest of:

(1)the date of a full withdrawal of the Account Value that is: (a) an Excess Withdrawal or a withdrawal prior to the Lifetime Withdrawal Age (a pro rata portion of the optional benefit charge will be assessed); or (b) a Non-Excess Withdrawal (You are still eligible to receive the Annual Benefit Payment, provided the provisions and conditions of the optional benefit have been met) (a pro rata portion of the optional benefit charge will not be assessed);

(2)the date You apply any portion of the Account Value to an income payment type (a pro rata portion of the optional benefit charge will be assessed.);

(3)the date there are insufficient funds to deduct the GLWB optional benefit charge from the Account Value and your Contract is thereby terminated (whatever Account Value is available will be applied to pay the optional benefit charge and You are still eligible to receive the Annual Benefit Payment, provided the provisions and conditions of the optional benefit have been met; however, You will have no other benefits under the Contract);

(4)the death of the Contract Owner or joint Contract Owner (or the Annuitant if the Contract Owner is a non-natural person), except where the primary Beneficiary is the spouse and the spouse elects to continue the Contract under the spousal continuation provisions of the Contract (see "Spousal Continuation" below);

(5)the death of the Contract Owner after the first spousal continuation;

(6)a change of the Contract Owner or joint Contract Owner for any reason subject to our administrative procedures (a pro rata portion of the optional benefit charge will be assessed);

(7)the date You assign your Contract, subject to our administrative procedures (a pro rata portion of the optional benefit charge will be assessed);

(8)the effective date of the cancellation of the optional benefit; or

(9)the termination of the Contract to which the optional benefit is attached, other than due to death (a pro rata portion of the optional benefit charge will be assessed).

Under our current administrative procedures, we will waive the termination of the GLWB optional benefit if You assign a portion of the Contract under the following limited circumstances: if the new Contract Owner or assignee assumes full ownership of the Contract and is essentially the same person or if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Code to fund premiums for a long term care insurance policy or purchase payments for an annuity Contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable Withdrawal Charges.

Once the optional benefit is terminated, the GLWB optional benefit charge will no longer be deducted and the GLWB investment allocation restrictions and any purchase payment restrictions will no longer apply.

SPOUSAL CONTINUATION. Subject to the Minimum Spousal Age (see "GLWB Rate Table"), if your spouse continues the Contract under the Spousal Continuation provisions of the Contract, and the GLWB is in effect at the time of the continuation, then the same terms and conditions that applied to the Contract Owner under the GLWB will continue to apply to the surviving spouse, and the surviving spouse is guaranteed to receive lifetime income regardless of investment performance, subject to the conditions described in "Operation of the GLWB" and, provided the GLWB is not terminated or cancelled (see "Termination of the GLWB Optional Benefit" above). If your spouse is younger than the Minimum Spousal Age, your spouse may continue the Contract; however, the GLWB will terminate.

If no withdrawal has been made after the Lifetime Withdrawal Age and the Contract has been continued under Spousal Continuation, then the first withdrawal by the new Contract Owner after the new Contract Owner reaches the Lifetime Withdrawal Age will determine the GLWB Withdrawal Rate. However, if a withdrawal has been made after the Lifetime Withdrawal Age by the Contract Owner prior to the Contract Owner's death, the GLWB Withdrawal Rate that applies after Spousal Continuation will be the same as the GLWB Withdrawal Rate in effect prior to Spousal Continuation.

If the GLWB is continued under Spousal Continuation and the Account Value is subsequently reduced to zero because of a Non-Excess Withdrawal, or because there are insufficient funds to deduct any GLWB optional benefit charge from the Account Value, lifetime payments will be made using the applicable Single Lifetime Guarantee Rate (see "GLWB Rate Table") to your spouse (the new Contract Owner) for the rest of his or her life. The Joint Lifetime Guarantee Rate is not available after Spousal Continuation (see "GLWB Rate Table").

The GLWB will not terminate upon the first Spousal Continuation of the Contract; however, it will terminate upon any subsequent Spousal Continuations.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT AND ANNUITIZATION. Since the annuity date at the time You purchase the Contract is the later of age 90 of the Annuitant or 10 years from Contract Issue, You must make an election if You would like to extend your annuity date to the latest date permitted (subject to restrictions that may apply in your state, and our current established administrative procedures). If You elect to extend your annuity date to the latest date permitted, and that date is reached, your Contract must be annuitized (see "Pay-Out Options (or Income Options)"), or You must make a complete withdrawal of your Account Value. Annuitization may provide higher income amounts than the payments under the GLWB, depending on the applicable annuity rates and your Account Value on the annuity date. Also, income provided by annuitizing under the applicable annuity rates may be higher due to different tax treatment of this income compared to the tax treatment of the payments received under the GLWB optional benefit.

If You annuitize at the latest date permitted, You must elect one of the following options:

(1)Annuitize the Account Value under the Contract's annuity provisions.

(2)If you are eligible for lifetime withdrawals under the GLWB, elect to receive the Annual Benefit Payment paid each year until your death (or the later of You and your spousal Beneficiary's death).

If You do not select an income payment type or elect to receive payments under the GLWB optional benefit, we will annuitize your Contract under the Lifetime Income Annuity with a 10-Year Guarantee period income payment type.

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
However, if we do, we will adjust your payment or income payment type, if necessary, so your aggregate payments will not be less than what You would have received under the GLWB optional benefit.

(See Appendix G for examples of the GLWB.)

USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION SERVICE AND SYSTEMATIC WITHDRAWAL PROGRAM WITH GLWB

For IRAs and other Contracts subject to Section 401(a)(9) of the Code, You may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 701/2.

Used with the GLWB optional benefit, our automated required minimum distribution service can help You fulfill minimum distribution requirements with respect to your Contract without reducing the Benefit Base on a proportionate basis. (Reducing the Benefit Base on a proportionate basis could have the effect of reducing or eliminating the guarantees of the GLWB optional benefit.) The automated required minimum distribution service calculates minimum distribution requirements with respect to your Contract and makes payments to You on a monthly, quarterly, semi-annual or annual basis.

Alternatively, You may choose to enroll in the both the automated required minimum distribution service and the Systematic Withdrawal Program (see "Access to Your Money -- Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the Benefit Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed the Annual Benefit Payment each Contract Year. Any amounts above the Annual Benefit Payment that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the automated required minimum distribution service. For example, if You elect the GLWB optional benefit, enroll in the Systematic Withdrawal Program and elect to receive monthly payments equal to the Annual Benefit Payment, You should also enroll in the automated required minimum distribution service and elect to receive your automated required minimum distribution service payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.

If You enroll in either the automated required minimum distribution service or both the automated required minimum distribution service and the Systematic Withdrawal Program, You should not make additional withdrawals outside the programs. Additional withdrawals may result in the Benefit Base and Annual Benefit Payment being reduced.

To enroll the automated required minimum distribution service and/or the Systematic Withdrawal Program, please contact your Administrative Office.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT--DEATH BENEFIT (THE "GLWB DEATH BENEFIT")

If You elect the GLWB optional benefit, You will receive the Standard Death Benefit, as described under "Death Benefit -- Generally -- Standard Death Benefit." However, in states where approved, you may also elect the GLWB Death Benefit for an additional charge when you elect the GLWB optional benefit if You are at least age 50 and not older than age 65 at the effective date of your Contract.


The GLWB Death Benefit is currently not available for purchase in New York or Washington. The GLWB Death Benefit will be available for purchase in Minnesota and Pennsylvania beginning on May 4, 2015. The GLWB Death Benefit is currently available for purchase in all other states since February 14, 2015.


You should understand that by electing both the GLWB optional benefit and the GLWB Death Benefit, You will be paying for and receiving both a living benefit and a death benefit and the cost of the combined optional benefits will be higher than the cost of either a GLWB optional benefit or other available death benefits individually. Please note that other standard or optional death benefits are available under the Contract. You should also understand that once GLWB optional benefit lifetime payments begin or the GLWB optional benefit terminates, the GLWB Death Benefit will be terminated.

SUMMARY OF THE GLWB DEATH BENEFIT

Under the GLWB Death Benefit, we calculate a "GLWB Death Benefit Base" that, if greater than the Standard Death Benefit, then this death benefit amount will be paid instead of the Standard Death Benefit. All other provisions of your Contract's death benefit will apply.

(See Appendix H for examples illustrating the operation of the GLWB Death Benefit.)

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

OPERATION OF THE GLWB DEATH BENEFIT

The following section describes how the GLWB Death Benefit operates. When reading the following descriptions of the operation of the GLWB Death Benefit (for example, "Excess Withdrawals," "Non-Excess Withdrawals," "Rollup Rate," "Rollup Rate Period End Date," "Automatic Step-Up" and "Benefit Base"), refer to the "Guaranteed Lifetime Withdrawal Benefit" section above.

If You elect the GLWB Death Benefit, the amount of the death benefit will be the greater of:

(1)the GLWB Death Benefit Base; and

(2)the Standard Death Benefit calculated under your Contract.

(See Appendix H for examples illustrating the operation of the GLWB Death Benefit.)

GLWB DEATH BENEFIT BASE. The GLWB Death Benefit Base is an amount used to determine your death benefit, and is also the amount the GLWB Death Benefit optional benefit charge is applied. As of the Issue Date, the initial GLWB Death Benefit Base is equal to your initial purchase payment. The GLWB Death Benefit Base will be increased by the amount of each purchase payment made, and reduced for all withdrawals as described below.

The GLWB Death Benefit Base cannot be withdrawn in a lump sum.

MANAGING YOUR WITHDRAWALS. It is important that You carefully manage your annual withdrawals to retain the full benefit of this optional benefit. In other words, You should not take Excess Withdrawals.

IF YOU TAKE AN EXCESS WITHDRAWAL, WE WILL REDUCE THE GLWB DEATH BENEFIT BASE IN THE SAME PROPORTION THAT THE WITHDRAWAL (INCLUDING ANY WITHDRAWAL CHARGE) REDUCES THE ACCOUNT VALUE. THE REDUCTION IN THE GLWB DEATH BENEFIT BASE MAY BE SIGNIFICANT. You are still eligible to receive the death benefit so long as the Account Value does not decline to zero.

ANY WITHDRAWALS TAKEN PRIOR TO THE DATE YOU REACH THE LIFETIME WITHDRAWAL AGE WILL TRIGGER A PROPORTIONAL ADJUSTMENT TO THE GLWB DEATH BENEFIT BASE.

After the Lifetime Withdrawal Age, the GLWB Death Benefit Base will be reduced for all withdrawals. Non-Excess Withdrawals reduce the GLWB Death Benefit Base by the amount of the withdrawal. Excess Withdrawals, and any subsequent withdrawals that occur in that Contract Year, trigger a Proportional Adjustment to the GLWB Death Benefit Base.

IF YOU TAKE AN EXCESS WITHDRAWAL IN A CONTRACT YEAR, YOU MAY BE ABLE TO REDUCE THE IMPACT OF THE EXCESS WITHDRAWAL ON YOUR GLWB DEATH BENEFIT BASE BY MAKING TWO SEPARATE WITHDRAWALS (ON DIFFERENT DAYS) INSTEAD OF A SINGLE WITHDRAWAL. The first withdrawal should be equal to Your Annual Benefit Payment (or Remaining Annual Benefit Payment if withdrawals have already occurred in the Contract Year); this withdrawal will reduce Your GLWB Death Benefit Base by the amount of the withdrawal. The second withdrawal (on a subsequent day) should be for the amount in excess of the Annual Benefit Payment (or remaining Annual Benefit Payment); this withdrawal will cause a Proportional Adjustment to Your GLWB Death Benefit Base. For an example of taking multiple withdrawals in this situation, see Appendix H, Withdrawals -- Withdrawals After the Lifetime Withdrawal Age -- Excess Withdrawals."

On each Contract Anniversary on or before the Rollup Rate Period End Date, if no withdrawals occurred in the previous Contract Year, the GLWB Death Benefit Base will be increased by an amount equal to the Rollup Rate multiplied by the GLWB Death Benefit Base before such increase. The GLWB Death Benefit Base will not be increased by the Rollup Rate if: (1) a withdrawal has occurred in the Contract Year ending immediately prior to that Contract Anniversary, or
(2) after the Rollup Rate Period End Date.

The Rollup Rate, if applicable, is applied before deducting any optional benefit charge and before taking into account any Automatic Step-Up occurring on such Contract Anniversary. The GLWB Death Benefit Base may also increase due to an Automatic Step-Up.

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

AUTOMATIC STEP-UP. If an Automatic Step-Up increases the Benefit Base to the Account Value on the date of the Automatic Step-Up (see "Guaranteed Lifetime Withdrawal Benefit -- Automatic Step-Up"), the GLWB Death Benefit Base will also increase to the Account Value, after deducting any optional benefit charge but prior to processing any transactions on such date.

The Automatic Step-Up:

  . will increase the GLWB Death Benefit Base to the Account Value on the date of the Automatic Step-Up regardless of whether or not You have taken any withdrawals; and

  . may increase the GLWB Death Benefit optional benefit charge to a rate that does not exceed the lower of: (a) the GLWB maximum optional benefit charge (1.20%) or (b) the current rate that we would charge for the same optional benefit with the same benefits, if available for new Contract purchases at the time of the Automatic Step-Up.

If however, the GLWB Death Benefit optional benefit charge currently applicable to such Automatic Step-Up is less than or equal to your GLWB Death Benefit optional benefit charge your rate will not change.

You may choose to decline the Automatic Step-Up and related increased GLWB Death Benefit optional benefit charge. Once You notify us of your decision to decline the Automatic Step-Up, You will no longer be eligible for future Automatic Step-Ups until You notify us in writing at your Administrative Office that You wish to reinstate the Automatic Step-Ups (see "Guaranteed Lifetime Withdrawal Benefit -- Automatic Step-Up" above.)

TERMINATION OF THE GLWB DEATH BENEFIT. If the GLWB optional benefit is cancelled or terminated as described above under "Guaranteed Lifetime Withdrawal Benefit -- Termination of the GLWB Optional Benefit", the GLWB Death Benefit will terminate and the GLWB Death Benefit charge will no longer be deducted.

SPOUSAL CONTINUATION. For information on Spousal Continuation, see the "Operation of the GLWB -- Spousal Continuation" section.

GLWB RATE TABLE

The GLWB Rate Table lists the following for the GLWB optional benefit.

  . Rollup Rate: Prior to the Rollup Rate Period End Date, the minimum rate at which the Benefit Base is increased at each Contract Anniversary if a withdrawal has not occurred in the previous Contract Year.

  . Rollup Rate Period End Date: The period of time following the Contract issue date during which the Benefit Base (and the GLWB Death Benefit Base, if applicable), will be increased by an amount equal to the Rollup Rate multiplied by the Benefit Base (or GLWB Death Benefit Base, if applicable).

  . GLWB Withdrawal Rate: After the Lifetime Withdrawal Age, if You take withdrawals that do not exceed the GLWB Withdrawal Rate multiplied by the Benefit Base (the "Annual Benefit Payment") such withdrawals will not reduce the Benefit Base and Annual Benefit Payment. (Taking withdrawals that exceed the Annual Benefit Payment will reduce the Benefit Base and Annual Benefit Payment and may have a significant negative impact on the value of the benefits available under the GLWB -- see "Operation of the GLWB -- Managing Your Withdrawals.") For IRAs and other qualified Contracts, also see "Operation of the GLWB -- Required Minimum Distributions."

  . GLWB Lifetime Guarantee Rate: If your Account Value is reduced to zero after the Lifetime Withdrawal Age because you make a Non-Excess Withdrawal, we will first pay you any Remaining Annual Benefit Payment in effect at the time the Account Value is reduced to zero (see "Annual Benefit Payment" above). Effective as of your next Contract Anniversary, we will then begin making monthly payments, using the applicable GLWB Lifetime Guarantee Rate multiplied by the Benefit Base, to you for the rest of your life. If your Account Value is reduced to

                                                                            113

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      zero after the Lifetime Withdrawal Age because there are insufficient funds to deduct any optional benefit charge from your Account Value, we will begin making monthly payments, using the applicable GLWB Lifetime Guarantee Rate, to You for the rest of your life.

DIFFERENT VERSIONS OF THE GLWB. From time to time, we may introduce new versions of the GLWB optional benefit. If we introduce a new version of the optional benefit, we generally will do so by updating the GLWB Rate Table to show the new version, together with any prior versions, the dates each optional benefit version was offered, and the specific rates and other terms applicable to each version. Changes to the GLWB Rate Table after the date of this prospectus, reflecting a new version of the optional benefit, will be made in a supplement to the Prospectus.

GLWB RATE TABLE

FLEXCHOICE LEVEL

Offers a steady GLWB Withdrawal Rate and GLWB Lifetime Guarantee Rate throughout your lifetime.

  Date      Date           Rollup Rate   Lifetime                                     GLWB Withdrawal Rate
  First     Last    Rollup Period End   Withdrawal                                   (WHEN ACCOUNT VALUE IS
Available Available  Rate     Date         Age          Minimum Spousal Age             GREATER THAN $0)
--------------------------------------------------------------------------------------------------------------
                                                                                     AGE AT 1/ST/  WITHDRAWAL
02/14/15     --     5.00%    10/th/       59 1/2    Your Spouse's Date of Birth      WITHDRAWAL       RATE
                            Contract                  may not be more than 10         AFTER AGE
                           Anniversary             years after your Date of Birth.     59 1/2
                                                                                    --------------------------
                                                                                    59 1/2 to less    4.00%
                                                                                       than 65
                                                                                    --------------------------
                                                                                      65 to less      5.00%
                                                                                       than 75
                                                                                    --------------------------
                                                                                      75 to less      5.25%
                                                                                       than 80
                                                                                    --------------------------
                                                                                         80+          5.75%

                                 GLWB Lifetime Guarantee Rate
                                 (WHEN ACCOUNT VALUE IS REDUCED
     Minimum Spousal Age               TO $0)
---------------------------------------------------------------
                                  SINGLE           JOINT
 Your Spouse's Date of Birth     LIFETIME        LIFETIME
   may not be more than 10       GUARANTEE       GUARANTEE
years after your Date of Birth.    RATE            RATE
                                 ------------------------------
                                   4.00%           3.00%

                                 ------------------------------
                                   5.00%           4.00%

                                 ------------------------------
                                   5.25%           4.25%

                                 ------------------------------
                                   5.75%           4.75%

FLEXCHOICE EXPEDITE

Offers a higher GLWB Withdrawal Rate while your Account Value is greater than zero and a reduced GLWB Lifetime Guarantee Rate if your Account Value is reduced to zero.

  Date      Date           Rollup Rate   Lifetime                           GLWB Withdrawal Rate
  First     Last    Rollup Period End   Withdrawal                         (WHEN ACCOUNT VALUE IS
Available Available  Rate     Date         Age      Minimum Spousal Age       GREATER THAN $0)
----------------------------------------------------------------------------------------------------
                                                                           AGE AT 1/ST/  WITHDRAWAL
                                                                            WITHDRAWAL      RATE
                                                                            AFTER AGE
                                                                              59 1/2

                                                                          --------------------------

                                                                          59 1/2 to less   5.00%
02/14/15     --     5.00%    10/th/       59 1/2   Your Spouse's Date of     than 65
                            Contract                 Birth may not be     -              -
                           Anniversary              more than 10 years
                                                    after your Date of      65 to less     6.00%
                                                          Birth.             than 75
                                                                          -              -

                                                                            75 to less     6.00%
                                                                             than 80
                                                                          -              -

                                                                               80+         6.75%


                         GLWB Lifetime Guarantee Rate
 Minimum Spousal Age   (WHEN ACCOUNT VALUE IS REDUCED TO $0)
------------------------------------------------------------
                         AGE WHEN       SINGLE      JOINT
                          ACCOUNT      LIFETIME   LIFETIME
                         VALUE IS      GUARANTEE  GUARANTEE
                        REDUCED TO       RATE       RATE
                           ZERO
                       -------------------------------------
                       79 or younger     3.00%      2.00%
                       -------------------------------------
Your Spouse's Date of  80 or older       3.25%      2.25%
  Birth may not be     -------------------------------------
 more than 10 years    79 or younger     4.00%      3.00%
 after your Date of    -------------------------------------
       Birth.          80 or older       4.25%      3.25%
                       -------------------------------------
                       79 or younger     4.00%      3.00%
                       -------------------------------------
                       80 or older       4.25%      3.25%
                       -------------------------------------
                       79 or younger      N/A        N/A
                       -------------------------------------
                       80 or older       5.00%      4.00%

(1) The GLWB will be available for purchase in Minnesota and Pennsylvania beginning on May 4, 2015. The GLWB has been available for purchase in all other states except New York since February 14, 2015. The GLWB Death Benefit is currently not available for purchase in Washington or New York. The GLWB Death Benefit will be available for purchase in Minnesota and Pennsylvania beginning May 4, 2015. The GLWB Death Benefit has been available for purchase in all other states since February 14, 2015.


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
PAY-OUT OPTIONS (OR INCOME OPTIONS)

   You may convert your Contract into a regular stream of income after your "pay-in" or "accumulation" phase. The pay-out phase is often referred to as either "annuitizing" your Contract or taking an income annuity. When You select your pay-out option, You will be able to choose from the range of options we then have available. You have the flexibility to select a stream of income to meet your needs. If You decide You want a pay-out option, we withdraw some or all of your Account Value (less any premium taxes and applicable Contract fees), then we apply the net amount to the option. See "Income Taxes" for a discussion of partial annuitization. You are required to hold your Contract for at least 30 days (one year for the Class B Plus Contract) from the date we issue the Contract before You annuitize. When You purchase the Contract, the annuity date will be the later of the first day of the calendar month after the Annuitant's 90th birthday or 10 years from the date your Contract was issued. You can change or extend the annuity date at any time before the annuity date with 30 days prior notice to us (subject to restrictions that may apply in your state, and our current established administrative procedures). Although guaranteed annuity purchase rates for the B Plus Class are the same as those for the other classes of the Contract, current annuity purchase rates for the B Plus Class may be lower than the other classes of the Contract. You must convert at least $5,000 of your Account Value to receive income payments. PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT YOU HAVE SELECTED. ADDITIONALLY, IF YOU HAVE SELECTED AN OPTIONAL LIVING BENEFIT, SUCH AS A GMIB, GWB OR GLWB, ANNUITIZING YOUR CONTRACT TERMINATES THE OPTIONAL BENEFIT, INCLUDING ANY DEATH BENEFIT PROVIDED BY THE OPTIONAL BENEFIT AND ANY GUARANTEED PRINCIPAL OPTION (OR THE GUARANTEED PRINCIPAL ADJUSTMENT FOR GLWB) THAT MAY ALSO BE PROVIDED BY THE OPTIONAL BENEFIT.

When considering a pay-out option, You should think about whether You want:

..   Payments guaranteed by us for the rest of your life (or for the rest of two lives) or the rest of your life (or for the rest of two lives) with a guaranteed period; and

..   A fixed dollar payment or a variable payment.

Your income option provides You with a regular stream of payments for either your lifetime or your lifetime with a guaranteed period.

You may choose the frequency of your income payments (choosing less frequent payments will result in each income payment being larger). For example, You may receive your payments on a monthly, quarterly, semiannual or annual basis.

Your income payment amount will depend upon your choices. For lifetime options, the age and sex (where permitted) of the measuring lives (Annuitants) will also be considered. For example, if You select a pay-out option guaranteeing payments for your lifetime and your spouse's lifetime, your payments will typically be lower than if You select a pay-out option with payments over only your lifetime. Income payment types that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant is alive (such as Lifetime Income Annuity with a Guarantee Period and Lifetime Income Annuity for Two with a Guarantee Period, as defined below) result in income payments that are smaller than with income payment types without such a guarantee (such as Lifetime Income Annuity and Lifetime Income Annuity for Two, as defined below). In addition, to the extent the income payment type has a guarantee period, choosing a shorter guarantee period will result in each income payment being larger.

We do not guarantee that your variable payments will be a specific amount of money. You may choose to have a portion of the payment fixed and guaranteed under the Fixed Income Option. Should our current annuity rates for a fixed pay-out option for your class of the Contract provide for greater payments than those guaranteed in your Contract, the greater payment will be made.

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

INCOME PAYMENT TYPES

   Currently, we provide You with a wide variety of income payment types to suit a range of personal preferences. You decide the income pay-out type when You decide to take a pay-out option. Your decision is irrevocable.

There are three people who are involved in payments under your pay-out option:

..   Contract Owner: the person or entity which has all rights including the right to direct who receives payment.

..   Annuitant: the natural person whose life is the measure for determining the duration and the dollar amount of payments.

..   Beneficiary: the person who receives continuing payments or a lump sum payment, if any, if the Contract Owner dies.

Many times, the Contract Owner and the Annuitant are the same person.

When deciding how to receive income, consider:

..   The amount of income You need;

..   The amount You expect to receive from other sources;

..   The growth potential of other investments; and

..   How long You would like your income to be guaranteed.

The following income payment types are currently available. We may make available other income payment types if You so request and we agree. Where required by state law or under a qualified retirement plan, the Annuitant's sex will not be taken into account in calculating income payments. Annuity rates will not be less than the rates guaranteed in the Contract at the time of purchase for the AIR and income payment type elected. Due to underwriting, administrative or Code considerations, the choice of the percentage reduction and/or the duration of the guarantee period may be limited. Tax rules with respect to decedent Contracts may prohibit election of Lifetime Income Annuity for Two income types and/or may also prohibit payments for as long as the owner's life in certain circumstances.

LIFETIME INCOME ANNUITY: A variable income that is paid as long as the Annuitant is living.

LIFETIME INCOME ANNUITY WITH A GUARANTEE PERIOD: A variable income that continues as long as the Annuitant is living but is guaranteed to be paid for a number of years. If the Annuitant dies before all of the guaranteed payments have been made, payments are made to the Contract Owner of the annuity (or the Beneficiary, if the Contract Owner dies during the guarantee period) until the end of the guarantee period. No payments are made once the guarantee period has expired and the Annuitant is no longer living.

LIFETIME INCOME ANNUITY FOR TWO: A variable income that is paid as long as either of the two Annuitants is living. After one Annuitant dies, payments continue to be made as long as the other Annuitant is living. In that event, payments may be the same as those made while both Annuitants were living or may be a smaller percentage that is selected when the annuity is first converted to an income stream. No payments are made once both Annuitants are no longer living.

LIFETIME INCOME ANNUITY FOR TWO WITH A GUARANTEE PERIOD: A variable income that continues as long as either of the two Annuitants is living but is guaranteed to be paid (unreduced by any percentage selected) for a number of years. If both Annuitants die before all of the guaranteed payments have been made, payments are made to the Contract Owner of the annuity (or the Beneficiary, if the Contract Owner dies during the guarantee period) until the end of the guaranteed period. If one Annuitant dies after the guarantee period has expired, payments continue to be made as long as the other Annuitant is living. In that event, payments may be the same as those made while both Annuitants were living or

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
may be a smaller percentage that is selected when the annuity is first converted to an income stream. No payments are made once the guarantee period has expired and both Annuitants are no longer living.

ALLOCATION

   You decide how your money is allocated among the Fixed Income Option and the Investment Divisions.

MINIMUM SIZE OF YOUR INCOME PAYMENT

   Your initial income payment must be at least $100. This means that the amount used from a Contract to provide a pay-out option must be large enough to produce this minimum initial income payment. We may reduce the frequency of your income payments to produce a payment of at least $100, in which case your payment will be made at least annually.

THE VALUE OF YOUR INCOME PAYMENTS

AMOUNT OF INCOME PAYMENTS

Variable Income Payments from an Investment Division will depend upon the number of annuity units held in that Investment Division (described below) and the Annuity Unit Value (described later) as of the 10th day prior to a payment date.

The initial variable income payment is computed based on the amount of the purchase payment applied to the specific Investment Division (net any applicable premium tax owed or Contract charge), the AIR, the age of the measuring lives and the income payment type selected. The initial payment amount is then divided by the Annuity Unit Value for the Investment Division to determine the number of annuity units held in that Investment Division. The number of annuity units held remains the same for duration of the Contract if no reallocations are made.

The dollar amount of subsequent variable income payments will vary with the amount by which investment performance less the Separate Account Charge is greater or less than the AIR.

Each Contract provides that, when a pay-out option is chosen, the payment will not be less than the payment produced by the then current Fixed Income Option purchase rates for that Contract class. The purpose of this provision is to assure the owner that, at retirement, if the Fixed Income Option purchase rates for new Contracts are significantly more favorable than the rates guaranteed by a Contract of the same class, the owner will be given the benefit of the higher rates.

ANNUITY UNITS

Annuity units are credited to You when You first convert your Contract into an income stream or make a reallocation of your income payment into an Investment Division during the pay-out phase. Before we determine the number of annuity units to credit to You, we reduce your Account Value by any premium taxes and the Annual Contract Fee, if applicable. (The premium taxes and the Annual Contract Fee are not applied against reallocations.) We then compute an initial income payment amount using the AIR, your income payment type and the age and sex (where permitted) of the measuring lives. We then divide the initial income payment (allocated to an Investment Division) by the Annuity Unit Value on the date of the transaction. The result is the number of annuity units credited for that Investment Division. The initial variable income payment is a hypothetical payment which is calculated based on the AIR. This initial variable income payment is used to establish the number of annuity units. It is not the amount of your actual first variable income payment unless your first income payment happens to be within 10 days after the date You convert your Contract into an income stream. When You reallocate an income payment from an Investment Division, annuity units supporting that portion of your income payment in that Investment Division are liquidated.

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AIR

Your income payments are determined by using the AIR to benchmark the investment experience of the Investment Divisions You select. We currently offer an AIR of 3% and 4%. The higher your AIR, the higher your initial variable income payment will be. Your next payment will increase approximately in proportion to the amount by which the investment experience (for the time period between the payments) for the underlying Portfolio minus the Standard Death Benefit Separate Account charge (the resulting number is the net investment return) exceeds the AIR (for the time period between the payments). Likewise, your next payment will decrease to the approximate extent the investment experience (for the time period between the payments) for the underlying Portfolio minus the Standard Death Benefit Separate Account (the net investment return) charge is less than the AIR (for the time period between the payments). A lower AIR will result in a lower initial variable income payment, but subsequent variable income payments will increase more rapidly or decline more slowly than if You had elected a higher AIR as changes occur in the investment experience of the Investment Divisions.

The amount of each variable income payment is determined 10 days prior to your income payment date. If your first income payment is scheduled to be paid less than 10 days after You convert your Contract to an income stream, then the amount of that payment will be determined on the date You convert your Contract to a pay-out option.

VALUATION

This is how we calculate the Annuity Unit Value for each Investment Division:

..   First, we determine the change in investment experience (which reflects the deduction for any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;

..   Next, we subtract the daily equivalent of the Standard Death Benefit
    Separate Account charge for each day since the last day the Annuity Unit Value was calculated; the resulting number is the net investment return.

..   Then, we multiply by an adjustment based on your AIR for each day since the last Annuity Unit Value was calculated; and

..   Finally, we multiply the previous Annuity Unit Value by this result.

REALLOCATION PRIVILEGE

   During the pay-out phase of the Contract, You may make reallocations among Investment Divisions or from the Investment Divisions to the Fixed Income
Option. Each reallocation must be at least $500 or, if less, your entire income payment allocated to the Investment Division. Once You reallocate your income payment into the Fixed Income Option, You may not later reallocate it into an Investment Division. There is no Withdrawal Charge to make a reallocation.

For us to process a reallocation, You must tell us:

..   The percentage of the income payment to be reallocated;

..   The Investment Divisions (or Fixed Income Option) to which You want to reallocate your income payment; and

..   The Investment Divisions from which You want to reallocate your income payment.

We may require that You use our original forms to make reallocations.

Reallocations will be made at the end of the business day, at the close of the Exchange, if received in Good Order prior to the close of the Exchange, on that business day. All other reallocation requests will be processed on the next business day.

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When You request a reallocation from an Investment Division to the Fixed Income
Option, the payment amount will be adjusted at the time of reallocation. Your payment may either increase or decrease due to this adjustment. The adjusted payment will be calculated in the following manner.

..   First, we update the income payment amount to be reallocated from the
    Investment Division based upon the applicable Annuity Unit Value at the time of the reallocation;

..   Second, we use the AIR to calculate an updated annuity purchase rate based upon your age, if applicable, and expected future income payments at the time of the reallocation;

..   Third, we calculate another updated annuity purchase rate using our current annuity purchase rates for the Fixed Income Option on the date of your reallocation;

..   Finally, we determine the adjusted payment amount by multiplying the updated income amount determined in the first step by the ratio of the annuity purchase rate determined in the second step divided by the annuity purchase rate determined in the third step.

When You request a reallocation from one Investment Division to another, annuity units in one Investment Division are liquidated and annuity units in the other Investment Division are credited to You. There is no adjustment to the income payment amount. Future income payment amounts will be determined based on the Annuity Unit Value for the Investment Division to which You have reallocated.

You generally may make a reallocation on any day the Exchange is open. At a future date we may limit the number of reallocations You may make, but never to fewer than one a month. If we do so, we will give You advance written notice. We may limit a Beneficiary's ability to make a reallocation.

Here are examples of the effect of a reallocation on the income payment:

..   Suppose You choose to reallocate 40% of your income payment supported by
    Investment Division A to the Fixed Income Option and the recalculated income payment supported by Investment Division A is $100. Assume that the updated annuity purchase rate based on the AIR is $125, while the updated annuity purchase rate based on fixed income annuity pricing is $100. In that case, your income payment from the Fixed Income Option will be increased by $40 x ($125/$100) or $50, and your income payment supported by Investment Division A will be decreased by $40. (The number of annuity units in Investment Division A will be decreased as well.)

..   Suppose You choose to reallocate 40% of your income payment supported by
    Investment Division A to Investment Division B and the recalculated income payment supported by Investment Division A is $100. Then, your income payment supported by Investment Division B will be increased by $40 and your income payment supported by Investment Division A will be decreased by $40. (Changes will also be made to the number of annuity units in both Investment Divisions as well.)

Please see the "Transfer Privilege" section regarding our transfer restriction policies and procedures.

CHARGES

   You pay the Standard Death Benefit Separate Account charge for your Contract class during the pay-out phase of the Contract except that the Separate
Account charge during the pay-out phase for the B Plus Class is 1.25% (1.50% for amounts allocated to the American Funds Growth-Income or American Funds Global Small Capitalization funds). In addition, You pay the applicable investment-related charge during the pay-out phase of your Contract. During the pay-out phase, we reserve the right to deduct the $30 Annual Contract Fee. If we do so, it will be deducted pro rata from each income payment. The Separate Account charge You pay will not reduce the number of annuity units credited to You. Instead, we deduct the charges as part of the calculation of the Annuity Unit Value.

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GENERAL INFORMATION

ADMINISTRATION

All transactions will be processed in the manner described below.

PURCHASE PAYMENTS

Send your purchase payments, by check, cashier's check or certified check, made payable to "MetLife," to the appropriate address below.

(We reserve the right to receive purchase payments by other means acceptable to us.)

             REGULAR MAIL               EXPRESS MAIL
             ------------               ------------
             MetLife Preference Premier MetLife Preference Premier
             PO Box 10342               4700 Westown Parkway,
             Des Moines, IA 50306-0342  Suite 200
                                        West Des Moines, IA 50266

We also permit purchase payments to be made directly from your personal checking account. We do not accept cash, money orders or traveler's checks. We will provide You with all necessary forms. We must have all documents in Good Order to credit your purchase payments. If You send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to You, or there may be delay in applying the purchase payment or transaction to your Contract.

We reserve the right to refuse purchase payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be fulfilled.

Purchase payments (including any portion of your Account Value under a Contract which You apply to a pay-out option) are effective and valued as of the close of the Exchange on the day we receive them in Good Order at your Administrative Office, except when they are received:

..   On a day when the Accumulation Unit Value/Annuity Unit Value is not calculated, or

..   After the close of the Exchange.

In those cases, the purchase payments will be effective the next day the Accumulation Unit Value or Annuity Unit Value, as applicable, is calculated.

We reserve the right to credit your initial purchase payment to You within two days after its receipt at your Administrative Office or MetLife sales office, if applicable. However, if You fill out our forms incorrectly or incompletely or other documentation is not completed properly or otherwise not in Good Order, we have up to five business days to credit the payment. If the problem cannot be resolved by the fifth business day, we will notify You and give You the reasons for the delay. At that time, You will be asked whether You agree to let us keep your money until the problem is resolved. If You do not agree or we cannot reach You by the fifth business day, your money will be returned.

CONFIRMING TRANSACTIONS

You will receive a written statement confirming that a transaction was recently completed. Certain transactions made on a periodic basis, such as check-o-matic, Systematic Withdrawal Program payments, and automated investment strategy transfers, may be confirmed quarterly. Unless You inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.

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PROCESSING TRANSACTIONS

We permit You to request transactions by mail, telephone and Internet. We may suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right not to accept requests for transactions by facsimile.

If mandated by applicable law, including, but not limited to, Federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block a Contract Owner's account and, consequently, refuse to implement requests for transfers, withdrawals, surrenders or death benefits, until instructions are received from the appropriate governmental authority.

BY TELEPHONE OR INTERNET

You may obtain information and initiate a variety of transactions by telephone or the Internet virtually 24 hours a day, 7 days a week, unless prohibited by state law. Some of the information and transactions accessible to You include:

..   Account Value

..   Unit Values

..   Current rates for the Fixed Account

..   Transfers

..   Changes to investment strategies

..   Changes in the allocation of future purchase payments.

Your transaction must be in Good Order and completed prior to the close of the Exchange on one of our business days if You want the transaction to be valued and effective on that day. Transactions will not be valued and effective on a day when the Accumulation or Annuity Unit Value is not calculated or after the close of the Exchange. We will value and make effective these transactions on our next business day.

We have put into place reasonable security procedures to insure that instructions communicated by telephone or Internet are genuine. For example, all telephone calls are recorded. Also, You will be asked to provide some personal data prior to giving your instructions over the telephone or through the Internet. When someone contacts us by telephone or Internet and follows our security procedures, we will assume that You are authorizing us to act upon those instructions. Neither the Separate Account nor MetLife will be liable for any loss, expense or cost arising out of any requests that we or the Separate Account reasonably believe to be authentic. In the unlikely event that You have trouble reaching us, requests should be made in writing to your Administrative Office.


We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your Contract must be in writing signed by the proper party, must include any necessary documentation and must be received at your Administrative Office to be effective. If acceptable to us, requests or elections relating to Beneficiaries and Ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.



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Response times for the telephone or Internet may vary due to a variety of factors, including volumes, market conditions and performance of the systems. We are not responsible or liable for:

..   any inaccuracy, error, or delay in or omission of any information You transmit or deliver to us; or

..   any loss or damage You may incur because of such inaccuracy, error, delay or omission; non-performance; or any interruption of information beyond our control.


TELEPHONE AND COMPUTER SYSTEMS

Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to Administrative Office.


AFTER YOUR DEATH

If we are presented with notification of your death before any requested transaction is completed (including transactions under automated investment strategies, the Enhanced Dollar Cost Averaging Program and other dollar cost averaging programs, the minimum distribution program and the Systematic Withdrawal Program), we will cancel the request. As described above, the death benefit will be determined when we receive due proof of death and an election for the payment method. If the Beneficiary is your spouse, the spouse may be substituted as the owner of the Contract and continue the Contract. We permit the Beneficiary of a Traditional IRA Contract to hold the Contract in your name for his/her benefit. If You are receiving income payments, we will cancel the request and continue making payments to your Beneficiary if your income type so provides. Or, depending on the income type, we may continue making payments to a joint Annuitant.

ABANDONED PROPERTY REQUIREMENTS

Every state has unclaimed property laws that generally declare non-ERISA ("Employee Retirement Income Security Act") annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date (the latest day on which income payments may begin under the Contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or You last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your Contract's proceeds from being paid to the state abandoned or unclaimed property office, it is important that You update your Beneficiary designations, including addresses, if and as they change. Please call 1-800-638-7722 to make such changes.

MISSTATEMENT

We may require proof of age or sex (where permitted) of the owner, Annuitant or Beneficiary before making any payments under this Contract that are measured by the owner's, Annuitant's or Beneficiary's life. If the age or sex (where permitted) of the measuring life has been misstated, the amount payable will be the amount that would have been provided at the correct age and sex (where permitted).

Once income payments have begun, any overpayments or underpayments will be made up in one sum with the next income payment in a manner agreed to by us. Any overpayments will be deducted first from future income payments. In certain states we may be required to pay interest on any underpayment.

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THIRD PARTY REQUESTS

Generally, we only accept requests for transactions or information from You. In addition, we reserve the right not to accept or to process transactions requested on your behalf by third parties. This includes processing transactions by an agent You designate, through a power of attorney or other authorization, who has the ability to control the amount and timing of transfers/reallocations for a number of other Contract Owners and who simultaneously makes the same request or series of requests on behalf of other Contract Owners.

VALUATION -- SUSPENSION OF PAYMENTS

We separately determine the Accumulation Unit Value and Annuity Unit Value, as applicable, for each Investment Division once each day when the Exchange is open for trading. If permitted by law, we may change the period between calculations but we will give You 30 days notice.

When You request a transaction, we will process the transaction on the basis of the Accumulation Unit Value or Annuity Unit Value next determined after receipt to the request. Subject to our procedure, we will make withdrawals and transfers/reallocations at a later date, if You request. If your withdrawal request is to elect a variable pay-out option under your Contract, we base the number of annuity units You receive on the next available Annuity Unit Value.

We reserve the right to suspend or postpone payment for a withdrawal or transfer/reallocation when:

..   rules of the Securities and Exchange Commission so permit (trading on the
    Exchange is restricted, the Exchange is closed other than for customary weekend or holiday closings or an emergency exists which makes pricing or sale of securities not practicable); or

..   during any other period when the Securities and Exchange Commission by order so permits.


CYBERSECURITY RISK

   ur variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day record keeping, are all executed through computer networks and systems.

We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on MetLife and the Separate Account, as well as Contract Owners and their Contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.

Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Contract Owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.


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ADVERTISING PERFORMANCE

     We periodically advertise the performance of the Investment Divisions. You may get performance information from a variety of sources including your quarterly statements, your MetLife representative, the Internet, annual reports and semiannual reports. All performance numbers are based upon historical earnings. These numbers are not intended to indicate future results.

We may state performance in terms of "yield," "change in Accumulation Unit Value/Annuity Unit Value," "average annual total return" or some combination of these terms.

YIELD is the net income generated by an investment in a particular Investment Division for 30 days or a month. These figures are expressed as percentages. This percentage yield is compounded semiannually; for the money market Investment Division, we state yield for a seven day period.

CHANGE IN ACCUMULATION/ANNUITY UNIT VALUE ("Non-Standard Performance") is calculated by determining the percentage change in the value of an accumulation (or annuity) unit for a certain period. These numbers may also be annualized. Change in Accumulation/Annuity Unit Value may be used to demonstrate performance for a hypothetical investment (such as $10,000) over a specified period. These performance numbers reflect the deduction of the Separate Account charges (with the Standard Death Benefit), the additional Separate Account charge for the American Funds Growth-Income and American Funds Global Small Capitalization Investment Divisions and the Annual Contract Fee; however, yield and change in Accumulation/Annuity Unit Value performance do not reflect the possible imposition of Withdrawal Charges and the charge for the EDB, the Earnings Preservation Benefit, the GWB or the GLWB. Withdrawal Charges would reduce performance experience.

AVERAGE ANNUAL TOTAL RETURN ("Standard Performance") calculations reflect the Separate Account charge, the additional Separate Account charge for the American Funds Growth-Income and American Funds Global Small Capitalization Investment Divisions and the Annual Contract Fee and applicable Withdrawal Charges since the Investment Division inception date, which is the date the corresponding Portfolio or predecessor Portfolio was first offered under the Separate Account that funds the Contract. These figures also assume a steady annual rate of return. They assume that combination of optional benefits that would produce the greatest total Separate Account charge.

Performance figures will vary among the various classes of the Contracts and the Investment Divisions as a result of different Separate Account charges and Withdrawal Charges.

We may calculate performance for certain investment strategies including Equity Generator and each asset allocation model of the Index Selector. We calculate the performance as a percentage by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value based on historical performance at the end of that period. We assume the Separate Account charge reflects the Standard Death Benefit. The information does not assume the charges for the EDB, the Earnings Preservation Benefit, the GWB or the GLWB. This percentage return assumes that there have been no withdrawals or other unrelated transactions.

For purposes of presentation of Non-Standard Performance, we may assume the Contracts were in existence prior to the inception date of the Investment Divisions in the Separate Account that funds the Contract. In these cases, we calculate performance based on the historical performance of the underlying Metropolitan Fund, Met Investors Fund and American Funds(R) Portfolios since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the Investment Division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Contract had been introduced as of the Portfolio inception date.

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We may also present average annual total return calculations which reflect all
Separate Account charges and applicable Withdrawal Charges since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the Investment Division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Contracts had been introduced as of the Portfolio inception date.

Past performance is no guarantee of future results.

We may demonstrate hypothetical future values of Account Values over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios. These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.

We may demonstrate hypothetical future values of Account Values for a specific Portfolio based upon the assumed rates of return previously described, the deduction of the Separate Account charge and the Annual Contract Fee, if any, and the investment-related charges for the specific Portfolio to depict investment-related charges.

We may demonstrate the hypothetical historical value of each optional benefit for a specified period based on historical net asset values of the Portfolios and the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the investment-related charge and the charge for the optional benefit being illustrated.

We may demonstrate hypothetical future values of each optional benefit over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the weighted average of investment-related charges for all Portfolios to depict investment-related charges and the charge for the optional benefit being illustrated.

We may demonstrate hypothetical values of income payments over a specified period based on historical net asset values of the Portfolios and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge, the investment-related charge and the Annual Contract Fee, if any.

We may demonstrate hypothetical future values of income payments over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.

Any illustration should not be relied on as a guarantee of future results.

CHANGES TO YOUR CONTRACT

     We have the right to make certain changes to your Contract, but only as permitted by law. We make changes when we think they would best serve the interest of annuity Contract Owners or would be appropriate in carrying out the purposes of the Contract. If the law requires, we will also get your approval and the approval of any appropriate regulatory authorities. Examples of the changes we may make include:

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..   To operate the Separate Account in any form permitted by law.

..   To take any action necessary to comply with or obtain and continue any exemptions under the law (including favorable treatment under the Federal income tax laws) including limiting the number, frequency or types of transfers/reallocations permitted.

..   To transfer any assets in an Investment Division to another Investment
    Division, or to one or more separate accounts, or to our general account, or to add, combine or remove Investment Divisions in the Separate Account.

..   To substitute for the Portfolio shares in any Investment Division, the shares of another class of the Metropolitan Fund, the Met Investors Fund or the shares of another investment company or any other investment permitted by law.

..   To make any necessary technical changes in the Contracts in order to conform with any of the above-described actions.


If any changes result in a material change in the underlying investments of an Investment Division in which You have a balance or an allocation, we will notify You of the change. You may then make a new choice of Investment Divisions. For Contracts issued in Pennsylvania, we will ask your approval before making any technical changes. We will notify you of any changes to the Separate Account.


VOTING RIGHTS

   Based on our current view of applicable law, You have voting interests under your Contract concerning Metropolitan Fund, Met Investors Fund or American
Funds(R) proposals that are subject to a shareholder vote. Therefore, You are entitled to give us instructions for the number of shares which are deemed attributable to your Contract.

We will vote the shares of each of the underlying Portfolios held by the Separate Account based on instructions we receive from those having a voting interest in the corresponding Investment Divisions. However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our own judgment.

You are entitled to give instructions regarding the votes attributable to your Contract in your sole discretion.

There are certain circumstances under which we may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report. If we do not receive your voting instructions, we will vote your interest in the same proportion as represented by the votes we receive from other investors. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. Shares of the Metropolitan Fund, the Met Investors Fund or the American Funds(R) that are owned by our general account or by any of our unregistered separate accounts will be voted in the same proportion as the aggregate of:

..   The shares for which voting instructions are received, and

..   The shares that are voted in proportion to such voting instructions.

However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our judgment.

WHO SELLS THE CONTRACTS

MetLife Investors Distribution Company ("MLIDC") is the principal underwriter and distributor of the securities offered through this Prospectus. MLIDC, which is our affiliate, also acts as the principal underwriter and distributor of some of the other Variable Annuity contracts and variable life insurance policies we and our affiliated companies issue. We reimburse MLIDC for expenses MLIDC incurs in distributing the Contracts (e.g., commissions payable to the retail broker-dealers who sell the Contracts, including our affiliated broker-dealers.) MLIDC does not retain any fees under the Contracts.

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MLIDC's principal executive offices are located at 1095 Avenue of the Americas,
New York, NY 10036. MLIDC is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA"). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


The Contracts are sold through MetLife licensed sales representatives who are associated with our affiliated broker-dealer MetLife Securities, Inc. ("MSI"), which is paid compensation for the promotion and sale of the Contracts. MSI is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934 and is a member of FINRA. The Contracts may also be sold through other registered broker-dealers. The Contracts may also be sold through the mail, the Internet or by telephone.


There is no front-end sales load deducted from purchase payments to pay sales commissions. Distribution costs are recovered through the charges and deductions under the Contracts. Our sales representatives must meet a minimum level of sales production in order to maintain their agent status with us. Sales representatives can meet the minimum level of sales production through sales of proprietary and/or non-proprietary products. (Proprietary products are those issued by us or our affiliates.) However, sales representatives can meet a lower alternative minimum level of sales production if the sales representative focuses on sales of proprietary products. Therefore, a sales representative may have an incentive to favor the sale of proprietary products. Moreover, because the managers who supervise the representatives receive a higher level of compensation based on sales of proprietary products, these sales managers have an incentive to promote the sale of proprietary products.

Our sales representatives receive cash payments for the products they sell and service based upon a 'gross dealer concession' model. With respect to the Contracts, the maximum gross dealer concession ranges from 1.00% to 7.15% (depending on class purchased) of each purchase payment each year the Contract is in force and, starting in the second Contract Year, ranges from 0.00% to 1.00% (depending on the class purchased) of the Account Value each year that the Contract is in force for servicing the Contract. Gross dealer concession may also be credited when the Contract is annuitized. The amount of gross dealer concession credited upon annuitization depends on several factors, including the number of years the Contract has been in force.

A sales representative is entitled to part or all of the gross dealer concession. The percentage to which the representative is entitled is determined by a sliding-scale formula that takes into account the total amount of proprietary and non-proprietary products sold and serviced by the representative.

Our sales representatives and their managers may be eligible for additional cash compensation, such as bonuses and expense allowances (that may be tied to sales of specific products), equity awards (such as stock options), training allowances, supplemental compensation, product level add-ons controlled at the local and company levels, financing arrangements, special loan repayment options, marketing support, medical and other insurance benefits, and retirement benefits and other benefits. Since some of this additional compensation, in particular, life insurance, disability and retirement benefits is based primarily on the amount of proprietary products sold, our sales representatives and their managers have an incentive to favor the sale of proprietary products. Sales representatives who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional cash compensation. Moreover, managers may be eligible for additional cash compensation based on the sales production of the sales representatives that the manager supervises. The business unit responsible for the operation of our distribution system is also eligible to receive an amount of compensation.

Our sales representatives and their managers may be eligible for non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly

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related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional services and other support services.

MLIDC also pays compensation for the sale of the Contracts by unaffiliated broker-dealers. The compensation paid to unaffiliated broker-dealers for sales of the Contracts is generally not expected to exceed, on a present value basis, the aggregate amount of total compensation that is paid with respect to sales made through MetLife representatives. (The total compensation includes payments that we make to our business unit that is responsible for the operation of the distribution systems through which the Contracts are sold.) Broker-dealers pay their sales representatives all or a portion of the commissions received for their sales of the Contracts. Some firms may retain a portion of commissions. The amount that the broker-dealer passes on to its sales representatives is determined in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Sales representatives of these selling firms may also receive non-cash compensation pursuant to their firm's guidelines, directly from us or the Distributor. We and our affiliates may also provide sales support in the form of training, sponsoring conferences, defraying expenses at vendor meetings, providing promotional literature and similar services. An unaffiliated broker-dealer or sales representatives of an unaffiliated broker-dealer may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates. Ask your sales representative further information about what your sales representative and the broker-dealer for which he or she works may receive in connection with your purchase of a Contract.



FINANCIAL STATEMENTS

Our financial statements and the financial statements of the Separate Account have been included in the SAI.

WHEN WE CAN CANCEL YOUR CONTRACT

We may cancel your Contract only if we do not receive any purchase payments from You for 24 consecutive months (36 consecutive months in New York State) and your Account Value is less than $2,000. Accordingly, no Contract will be terminated due solely to negative investment performance. We will only do so to the extent allowed by law. If we do so, we will return the full Account Value. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA or Roth IRA Contract. We will not terminate any Contract that includes a GMIB, GWB, GLWB or a guaranteed death benefit if at the time the termination would otherwise occur the Income Base of the GMIB, the RGWA of the GWB, the Benefit Base of the GLWB or the guaranteed amount under any death benefit, is greater than the Account Value. For all other Contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals. We will not exercise this provision, under Contracts issued in New York.

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FEDERAL TAX CONSIDERATIONS

INTRODUCTION

The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code ("Code") and the provisions of the Code that govern the Contract are complex and subject to change. The applicability of Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect You and your Contract. Nor does this discussion address other Federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the Contract. As a result, You should always consult a tax adviser for complete information and advice applicable to your individual situation.

You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transactions under your Contract satisfy applicable tax law.

We do not expect to incur Federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.

To the extent permitted under Federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the portfolios to foreign jurisdictions.

Any Code reference to "spouse" includes those persons who are married spouses under state law, regardless of sex.

NON-QUALIFIED ANNUITY CONTRACTS

A "non-qualified" annuity Contract discussed here assumes the Contract is an annuity Contract for Federal income tax purposes, but the Contract is not held in a tax qualified "plan" defined by the Code. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities ("TSA"), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457(b) or governmental 457(b) plans. Contracts owned through such plans are referred to below as "qualified" contracts.

INVESTOR CONTROL

In certain circumstances, owners of Variable Annuity non-qualified contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of Portfolios available and the flexibility of the Contract owner to allocate purchase payments and transfer amounts among the Portfolios have not been addressed in public rulings. While we believe that the Contract does not give the Contract owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract owner from being treated as the owner of the Separate Account assets supporting the Contract.

ACCUMULATION

Generally, an owner of a non-qualified annuity Contract is not taxed on increases in the value of the Contract until there is a distribution from the Contract, either as surrenders, partial withdrawals or income payments. This deferral of taxation on accumulated value in the Contract is limited to Contracts owned by or held for the benefit of "natural persons." A Contract will be treated as held by a natural person even if the nominal owner is a trust or other entity which holds the Contract as an agent for a natural person.

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In contrast, a Contract owned by other than a "natural person," such as a corporation, partnership, trust or other entity, will be taxed currently on the increase in accumulated value in the Contract in the year earned. Note that in this regard, an employer which is the owner of an annuity Contract under a non-qualified deferred compensation arrangement for its employees would be considered a non-natural owner and the annual increase in the Account Value would be subject to current income taxation.

SURRENDERS OR WITHDRAWALS -- EARLY DISTRIBUTION

If You take a withdrawal from your Contract, or surrender your Contract prior to the date You commence taking annuity or "income" payments (the "Annuity Starting Date"), the amount You receive will be treated first as coming from earnings (and thus subject to income tax) and then from your purchase payments (which are not subject to income tax). If the accumulated value is less than your purchase payments upon surrender of your Contract, You might be able to claim the loss on your Federal income taxes as a miscellaneous itemized deduction.

The portion of any withdrawal or distribution from an annuity Contract that is subject to income tax will also be subject to a 10% Federal income tax penalty for "early" distribution if such withdrawal or distribution is taken prior to You reaching age 59 1/2, unless the distribution was made:

   (a)on account of your death or disability,

   (b)as part of a series of substantially equal periodic payments payable for your life or joint lives of You and your designated beneficiary, or

   (c)under certain immediate income annuities providing for substantially equal payments made at least annually.

If You receive systematic payments that You intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% Federal income tax penalty with interest. Such modifications may include additional purchase payments or withdrawals (including tax-free transfers or rollovers of income payments) from the Contract.

If your Contract has been purchased with an Optional Two Year Withdrawal Feature or is for a guaranteed period only (term certain) annuity, and is terminated as a result of the exercise of the withdrawal feature, the taxable portion of the payment will generally be the excess of the proceeds received over your remaining after-tax purchase payment.

For non-qualified Contracts, amounts received under the exercise of a partial withdrawal may be fully includable in taxable income. The entire amount of the withdrawal could be treated as taxable income. Exercise of either withdrawal feature may adversely impact the amount of subsequent payments which can be treated as a nontaxable return of investment.

TREATMENT OF SEPARATE ACCOUNT CHARGES

It is possible that at some future date the Internal Revenue Service ("IRS") may consider that Contract charges attributable to certain guaranteed death benefits and certain living benefits are to be treated as distributions from the Contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the Contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% Federal income tax penalty as an early distribution, as described above.

GUARANTEED WITHDRAWAL BENEFITS AND GUARANTEED LIFETIME WITHDRAWAL BENEFITS

If You have purchased the GWB v1 or the GLWB, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the

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withdrawal if greater than the Account Value (prior to Withdrawal Charges).
This could result in a greater amount of taxable income in certain cases. In general, at the present time, MetLife intends to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GWB or the GLWB exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.

In the event that the Account Value goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out under the GWB v1 in fixed installments or the Annual Benefit Payment is paid under the GLWB for life, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

MetLife reserves the right to change its tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).

AGGREGATION

If You purchase two or more deferred annuity Contracts from MetLife (or its affiliates) during the same calendar year (after October 21, 1988), the law requires that all such Contracts must be treated as a single Contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% Federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, You should consult a tax adviser if You are purchasing more than one annuity Contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (See "Taxation of Payments in Annuity Form" below).

EXCHANGES/TRANSFERS

The annuity Contract may be exchanged in whole or in part for another annuity contract or a long-term care insurance policy. The exchange for another annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange - other than annuity payments made for life, joint lives, or for a term of 10 years or more. Otherwise, a withdrawal or "deemed" distribution may be includible in your taxable income (plus a 10% Federal income tax penalty) to the extent that the accumulated value of your annuity exceeds your investment in the Contract (your "gain"). The opportunity to make partial annuity exchanges was provided by the IRS in 2011 and some ramifications of such an exchange remain unclear. If the annuity Contract is exchanged in part for an additional annuity contract, a distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. It is not clear whether this guidance applies to a partial exchange involving long-term care contracts. Consult your tax adviser prior to a partial exchange.

A transfer of ownership of the Contract, or the designation of an annuitant or other beneficiary who is not also the Contract owner, may result in income or gift tax consequences to the Contract owner. You should consult your tax adviser if You are considering such a transfer or assignment.

DEATH BENEFITS

The death benefit is taxable to the recipient in the same manner as if paid to the Contract owner (under the rules for withdrawals or income payments, whichever is applicable).

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After your death, any death benefit determined under the Contract must be distributed according to certain rules. The method of distribution that is required depends on whether You die before or after the Annuity Starting Date. If You die on or after the Annuity Starting Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If You die before the Annuity Starting Date, the entire interest in the Contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated beneficiary (provided such payments begin within one year of your death). Your designated beneficiary is the person to whom benefit rights under the Contract pass by reason of death; the beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the Contract may be continued with your spouse as the owner. For Contracts owned by a non-natural person, the required distribution rules apply upon the death of the annuitant. If there is more than one annuitant of a Contract held by a non-natural person, then such required distributions will be triggered by the death of the first co-annuitant.

TAXATION OF PAYMENTS IN ANNUITY FORM

When payments are received from the Contract in the form of an annuity, normally the annuity payments are taxable as ordinary income to the extent that payments exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio of a Contract is determined at the time the Contract's accumulated value is converted to an annuity form of distribution. Generally, the applicable exclusion ratio is your investment in the Contract divided by the total payments You are expected to receive based on IRS rules which consider such factors, such as the form of annuity and mortality. The excludable portion of each annuity payment is the return of investment in the Contract and it is excludable from your taxable income until your investment in the Contract is fully recovered. We will make this calculation for You. However, it is possible that the IRS could conclude that the taxable portion of income payments under a non-qualified Contract is an amount greater -- or less -- than the taxable amount determined by us and reported by us to You and the IRS.


Once You have recovered the investment in the Contract, further annuity payments are fully taxable. If You die before your investment in the Contract is fully recovered, the balance of your investment may be deducted on your last tax return, or if annuity payments continue after your death, the balance may be deducted by your beneficiary.


The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Starting Date. Once annuity payments have commenced, You may not be able to make transfer withdrawals to another non-qualified annuity contract or a long-term care contract in a tax-free exchange.



If the Contract allows, You may elect to convert less than the full value of your Contract to an annuity form of pay-out (i.e., "partial annuitization.") In this case, your investment in the Contract will be pro-rated between the annuitized portion of the Contract and the deferred portion. An exclusion ratio will apply to the annuity payments as described above, provided the annuity form You elect is payable for at least 10 years or for the life of one or more individuals.

3.8% TAX ON NET INVESTMENT INCOME

Federal tax law imposes a 3.8% Medicare tax on the lesser of:

       (1) the taxpayer's "net investment income," (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or
       (2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise).

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"Net investment income" in Item 1 above does not include distributions from tax qualified plans, (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A or 457(b), but such income will increase modified adjusted gross income in Item 2 above.

You should consult your tax adviser regarding the applicability of this tax to income under your annuity Contract.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S.

Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.

The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity Contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if You are a resident of Puerto Rico.

QUALIFIED ANNUITY CONTRACTS

INTRODUCTION

The Contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code ("tax qualified plans"). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities ("TSA"), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457 (b) or 457(b) governmental plans. Extensive special tax rules apply to qualified plans and to the annuity Contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the Contract with the various types of qualified plans. Adverse tax consequences may result if You do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the Contract.

We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.

All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.

A Contract may also be available in connection with an employer's non-qualified deferred compensation plan and qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules

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regarding these plans are complex. We do not provide tax advice. Please consult your tax adviser about your particular situation.

ACCUMULATION

The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that You may claim for that contribution are limited under qualified plans. See the SAI for a description of qualified plan types and annual current contribution limitations which are subject to change from year-to-year.

Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a "before tax" basis entitle You to a tax deduction or are not subject to current income tax. Purchase payments made on an "after tax" basis do not reduce your taxable income or give You a tax deduction. Contributions may also consist of transfers or rollovers as described below which are not subject to the annual limitations on contributions.

The Contract will accept as a single purchase payment a transfer or rollover from another IRA or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b) or governmental 457(b) plan.) It will also accept a rollover or transfer from a SIMPLE IRA after the taxpayer has participated in such arrangement for at least two years. As part of the single purchase payment, the IRA Contract will also accept an IRA contribution subject to the Code limits for the year of purchase.

TAXATION OF ANNUITY DISTRIBUTIONS

If contributions are made on a "before tax" basis, You generally pay income taxes on the full amount of money You withdraw as well as income earned under the Contract. Withdrawals attributable to any after-tax contributions are your basis in the Contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings). Under current Federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.

If You meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings are free from Federal income taxes.

With respect to IRA Contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless You elect otherwise. The amount we withhold is determined by the Code.

GUARANTEED WITHDRAWAL BENEFITS AND GUARANTEED LIFETIME WITHDRAWAL BENEFITS

If You have purchased the GWB v1 or the GLWB, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to Withdrawal Charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, MetLife intends to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GWB or the GLWB exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.

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In the event that the Account Value goes to zero, and either the Remaining
Guaranteed Withdrawal Amount is paid out under the GWB v1 in fixed installments or the Annual Benefit Payment is paid under the GLWB for life, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

MetLife reserves the right to change its tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).

WITHDRAWALS PRIOR TO AGE 59 1/2

A taxable withdrawal or distribution from a qualified plan which is subject to income tax may also be subject to a 10% Federal income tax penalty for "early" distribution if taken prior to age 59 1/2, unless an exception described below applies.

These exceptions include distributions made:

(a)on account of your death or disability, or

(b)as part of a series of substantially equal periodic payments payable for your life or joint lives of You and your designated beneficiary and You are separated from employment.

If You receive systematic payments that You intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% Federal income tax penalty with interest. Such modifications may include additional purchase payments or withdrawals (including tax-free transfers or rollovers of income payments) from the Contract.

In addition, a withdrawal or distribution from a qualified annuity Contract other than an IRA (including SEPs and SIMPLEs) will avoid the penalty if:
(1) the distribution is on separation from employment after age 55; (2) the distribution is made pursuant to a qualified domestic relations order ("QDRO");
(3) the distribution is to pay deductible medical expenses; or (4) if the distribution is to pay IRS levies (and made after December 31, 1999).

In addition to death, disability and as part of a series of substantially equal periodic payments as indicated above, a withdrawal or distribution from an IRA (including SEPs and SIMPLEs and Roth IRAs) will avoid the penalty (1) if the distribution is to pay deductible medical expenses; (2) if the distribution is to pay IRS levies (and made after December 31, 1999); (3) if the distribution is used to pay for medical insurance (if You are unemployed), qualified higher education expenses, or for a qualified first time home purchase up to $10,000. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above.

ROLLOVERS

Your Contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., You may not transfer it to someone else).

Under certain circumstances, You may be able to transfer amounts distributed from your Contract to another eligible retirement plan or IRA.

Generally, a distribution may be eligible for rollover. Certain types of distributions cannot be rolled over, such as distributions received on account of:

   (a)minimum distribution requirements, or

   (b)financial hardship.

20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS

For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for Federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if You assign or transfer a withdrawal from this Contract directly into another qualified plan or IRA. Similarly, You may be able to avoid withholding on a transfer into this Contract from an existing qualified plan You may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not "eligible rollover distributions," the Code requires different withholding rules which determine the withholding amounts.

DEATH BENEFITS

The death benefit is taxable to the recipient in the same manner as if paid to the Contract owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).


Distributions required from a qualified annuity Contract following your death depend on whether You die before You had converted your Contract to an annuity form and started taking annuity payments (your Annuity Starting Date). If You die on or after your Annuity Starting Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If You die before your Annuity Starting Date, the entire interest in the Contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated beneficiary (provided such payments begin within one year of your death). Your designated beneficiary is the person to whom benefit rights under the Contract pass by reason of death; the beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.


Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the Contract may be continued with your spouse as the owner. If your spouse is your beneficiary, and your Contract permits, your spouse may delay the start of these payments until December 31 of the year in which You would have reached age 70 1/2.

If your spouse is your sole beneficiary, he or she may elect to rollover the death proceeds into his or her own IRA.

If your beneficiary is not your spouse and your plan and Contract permit, your beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse beneficiary may not treat the inherited IRA as his or her own IRA.

REQUIRED MINIMUM DISTRIBUTIONS

Generally, You must begin receiving retirement plan withdrawals by April 1 following the latter of:

   (a)the calendar year in which You reach age 70 1/2, or

   (b)the calendar year You retire, provided You do not own more than 5% of your employer.

For IRAs (including SEPs and SIMPLEs), You must begin receiving withdrawals by April 1 of the year after You reach age 70 1/2 even if You have not retired.

A tax penalty of 50% applies to the amount by which the required minimum distribution exceeds the actual distribution.

You may not satisfy minimum distributions for one employer's qualified plan (i.e., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEPs and SIMPLEs). The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs.

Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the portfolios but also with respect to actuarial gains.

The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of Contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide You with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.

If You intend to receive your minimum distributions which are payable over the joint lives of You and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of You and your non-spousal beneficiary), be advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult your own tax adviser as to how these rules affect your own Contract.

Required minimum distribution rules that apply to other types of IRAs while You are alive do not apply to Roth IRAs. However, in general, the same rules with respect to minimum distributions required to be made to a beneficiary after your death under other IRAs do apply to Roth IRAs.

ADDITIONAL INFORMATION REGARDING IRAS

PURCHASE PAYMENTS

Traditional IRA purchase payments (except for permissible rollovers and direct transfers) are generally not permitted after You attain age 70 1/2. Except for permissible rollovers and direct transfers, purchase payments for individuals are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code. A purchase payment up to the deductible amount can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions. Individuals age 50 and older are permitted to make additional "catch-up" contributions if they have sufficient compensation. If You or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If You exceed purchase payment limits You may be subject to a tax penalty.

Roth IRA purchase payments for individuals are non-deductible (made on an "after tax" basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional "catch-up" purchase payment each year (assuming the individual has sufficient compensation). You may contribute up to the annual purchase payment limit if your modified adjusted gross income does not exceed certain limits. You can contribute to a Roth IRA after age 70 1/2. If You exceed purchase payment limits, You may be subject to a tax penalty.

WITHDRAWALS

If and to the extent that Traditional IRA purchase payments are made on an "after tax" basis, withdrawals would be included in income except for the portion that represents a return of non-deductible purchase payments. This portion is generally determined based upon the ratio of all non-deductible purchase payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless You elect otherwise. The amount we withhold is determined by the Code.

Generally, withdrawal of earnings from Roth IRAs are free from Federal income tax if (1) they are made at least five taxable years after your first purchase payment to a Roth IRA; and (2) they are made on or after the date You reach age 59 1/2 and upon your death, disability or qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from purchase payments and then from earnings. We may be required to withhold a portion of your withdrawal for income taxes, unless You elect otherwise. The amount will be determined by the Code.

CONVERSION

Traditional IRAs may be converted to Roth IRAs. Except to the extent You have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% Federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the account value; as well as adding back certain loads and charges incurred during the prior twelve month period. Your Contract may include such benefits and applicable charges. Accordingly, if You are considering such conversion of your annuity Contract, please consult your tax adviser. The taxable amount may exceed the account value at the date of conversion.

A Roth IRA Contract may also be re-characterized as a Traditional IRA, if certain conditions are met. Please consult your tax adviser.

DISTINCTION FOR PUERTO RICO CODE

ROLLOVER

Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.

ERISA CONSIDERATIONS

In the context of a Puerto Rico qualified retirement plan trust, the IRS has recently held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA
Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA
Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code
Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012.


Similar to the IRS Revenue Ruling 2013-17, the U.S. Department of Labor issued DOL Technical Release No. 2013-04 on September 18, 2013 providing that, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse" spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as Federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction, like Puerto Rico, that does not recognize same-sex marriage.

LEGAL PROCEEDINGS

  In the ordinary course of business, MetLife, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and Federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its Contract with the Separate Account or of MetLife to meet its obligations under the Contracts.

TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION





      INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

      PRINCIPAL UNDERWRITER

      CUSTODIAN

      DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

      EXPERIENCE FACTOR

      VARIABLE INCOME PAYMENTS
          Assumed Investment Return
          Amount of Income Payments
          Annuity Unit Value
          Reallocation Privilege
          Calculating the Annuity Unit Value
          Determining the Variable Income Payment

      ADVERTISEMENT OF THE SEPARATE ACCOUNT

      VOTING RIGHTS
          Disregarding Voting Rights

      TAXES
          Non-Qualified Annuity Contracts
          Qualified Annuity Contracts
          Types of Qualified Plans
          ERISA
          Federal Estate Taxes
          Generation-Skipping Transfer Tax
          Annuity Purchase Payments By Nonresident Aliens and Foreign
            Corporations

      WITHDRAWALS

      ACCUMULATION UNIT VALUES TABLES

      FINANCIAL STATEMENTS OF SEPARATE ACCOUNT

      FINANCIAL STATEMENTS OF METLIFE

APPENDIX A

PREMIUM TAX TABLE

If You are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to your annuity.


                     Non-Qualified Qualified
                       Annuities   Annuities
                     ------------- ---------
  California(1)..... 2.35%         0.50%
  Florida(2)........ 1.00%         1.00%
  Maine(3).......... 2.00%         0.00%
  Nevada(4)......... 3.50%         0.00%
  Puerto Rico(5).... 1.00%         1.00%
  South Dakota(6)... 1.25%         0.00%
  West Virginia..... 1.00%         1.00%
  Wyoming(4)........ 1.00%         0.00%

        ---
      /1/California applies the qualified tax rate to plans that qualify under the following Code sections: 401(a), 403(b), 404, 408(b) and 501(a).

      /2/Annuity premiums are exempt from taxation provided the tax savings are passed back to the contract holders. Otherwise, they are taxable at 1%.

      /3/Maine applies the qualified tax rate to plans that qualify under the following Code sections: 401, 403, 403(b), 404, 408, 457 and 501.

      /4/Nevada and Wyoming apply the qualified tax rate to plans that qualify under the following Code sections: 401, 403, 404, 408 and 501.

      /5/We will not deduct premium taxes paid by Us to Puerto Rico from purchase payments, account values, withdrawals, death benefits or income payments.

      /6/Special rate applies for large case annuity policies. Rate is 8/100 of 1% for that portion of the annuity considerations received on a contract exceeding $500,000 annually. Special rate on large case policies is not subject to retaliation. South Dakota applies the qualified tax rate to plans that qualify under the following Code sections: 401, 403(b), 404, 408, 457 and 501(a).

APPENDIX B

ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION

These tables show fluctuations in the Accumulation Unit Values for two of the possible mixes offered within the Contract for each Investment Division from year end to year end. The information in these tables has been derived from the Separate Account's full financial statements or other reports (such as the annual report). Please note the tables below and in the SAI are arranged by level of "Annual Separate Account Charge and Optional Death Benefit Charges for all Investment Divisions except the American Funds Growth-Income and American Funds Global Small Capitalization Divisions" (see "Table of Expenses -- Table 2(b) -- Separate Account Charge"). For any Contract mix, we currently charge an additional Separate Account charge of 0.25% of average daily net assets in the American Funds Growth-Income and American Funds Global Small Capitalization Investment Divisions. Each table below and in the SAI also includes the corresponding Accumulation Unit Values for the American Funds Growth-Income and American Funds Global Small Capitalization Divisions, reflecting the higher Separate Account charge. See "Charges -- Separate Account Charge" for more information. The first table below shows the Contract mix that bears the total highest charge, and the second table shows the Contract mix that bears the total lowest charge. The mix with the total highest charge has these features:
Bonus Class, the optional Annual Step-Up Death Benefit and the optional Earnings Preservation Benefit. Charges for the optional EDBs, the optional GMIBs, the optional GWB and the optional GLWB are made by canceling accumulation units and, therefore, these charges are not reflected in the Accumulation Unit Value. However, purchasing the optional EDB Max in lieu of the optional Annual Step-Up Benefit and the optional GMIB Max will result in a higher overall charge. The mix with the total lowest charge has these features:
R Class and no optional benefit. All other possible mixes for each Investment Division within the Contract appear in the SAI, which is available upon request without charge by calling 1-800-638-7732.

                             HIGHEST POSSIBLE MIX
                         2.25 SEPARATE ACCOUNT CHARGE


                                                                                 Beginning of               Number of
                                                                                     Year     End of Year  Accumulation
                                                                                 Accumulation Accumulation Units End of
Investment Division                                                         Year  Unit Value   Unit Value      Year
-------------------                                                         ---- ------------ ------------ ------------
AllianceBernstein Global Dynamic Allocation Investment Division (Class B)
  (10/7/2011).............................................................. 2011    $ 9.39       $ 9.68          0.00
                                                                            2012      9.68        10.41          0.00
                                                                            2013     10.41        11.32          0.00
                                                                            2014     11.32        11.88          0.00

Allianz Global Investors Dynamic Multi-Asset Plus investment Division
  (Class B) (4/28/2014).................................................... 2014      0.99         1.03          0.00

American Funds(R) Balanced Allocation Investment Division (Class C)
  (10/7/2011).............................................................. 2011      8.88         9.25          0.00
                                                                            2012      9.25        10.26          0.00
                                                                            2013     10.26        11.89          0.00
                                                                            2014     11.89        12.33          0.00

American Funds(R) Growth Allocation Investment Division (Class C)
  (10/7/2011).............................................................. 2011      8.14         8.56          0.00
                                                                            2012      8.56         9.72          0.00
                                                                            2013      9.72        11.89          0.00
                                                                            2014     11.89        12.37          0.00

American Funds(R) Growth Investment Division (Class C) (10/7/2011)......... 2011      7.93         8.39      3,255.23
                                                                            2012      8.39         9.63      1,131.86
                                                                            2013      9.63        12.22      1,822.96
                                                                            2014     12.22        12.92      1,795.00

American Funds(R) Moderate Allocation Investment Division (Class C)
  (10/7/2011).............................................................. 2011      9.38         9.70          0.00
                                                                            2012      9.70        10.51          0.00
                                                                            2013     10.51        11.67          0.00
                                                                            2014     11.67        12.10          0.00

                                                                                 Beginning of               Number of
                                                                                     Year     End of Year  Accumulation
                                                                                 Accumulation Accumulation Units End of
Investment Division                                                         Year  Unit Value   Unit Value      Year
-------------------                                                         ---- ------------ ------------ ------------
AQR Global Risk Balanced Investment Division (Class B) (10/7/2011)......... 2011   $ 10.16      $ 10.54          0.00
                                                                            2012     10.54        11.39          0.00
                                                                            2013     11.39        10.76          0.00
                                                                            2014     10.76        10.94          0.00

Baillie Gifford International Stock Investment Division (Class B)
  (10/7/2011).............................................................. 2011      8.95         8.95          0.00
                                                                            2012      8.95        10.45          0.00
                                                                            2013     10.45        11.77          0.00
                                                                            2014     11.77        11.12          0.00

Barclays Aggregate Bond Index Investment Division (Class B) (10/7/2011).... 2011     14.54        14.68      5,706.46
                                                                            2012     14.68        14.88      8,371.45
                                                                            2013     14.88        14.18      8,737.15
                                                                            2014     14.18        14.62      8,699.36

BlackRock Bond Income Investment Division (Class B) (10/7/2011)............ 2011     42.93        43.55        375.80
                                                                            2012     43.55        45.68        375.80
                                                                            2013     45.68        44.21        375.80
                                                                            2014     44.21        46.17        375.80

BlackRock Capital Appreciation Investment Division (Class B) (10/7/2011)... 2011     23.63        24.52      1,023.33
                                                                            2012     24.52        27.35        314.00
                                                                            2013     27.35        35.81        566.76
                                                                            2014     35.81        38.04        470.14

BlackRock Global Tactical Strategies Investment Division (Class B)
  (10/7/2011).............................................................. 2011      9.23         9.51          0.00
                                                                            2012      9.51        10.15          0.00
                                                                            2013     10.15        10.94          0.00
                                                                            2014     10.94        11.33          0.00

BlackRock Large Cap Value Investment Division (Class B) (10/7/2011)........ 2011      9.29        10.23          0.00
                                                                            2012     10.23        11.40          0.00
                                                                            2013     11.40        14.68          0.00
                                                                            2014     14.68        15.75        769.87

BlackRock Money Market Investment Division (Class B) (10/7/2011)........... 2011     18.13        18.04      1,202.87
                                                                            2012     18.04        17.64      1,246.30
                                                                            2013     17.64        17.24      1,408.72
                                                                            2014     17.24        16.86          0.00

Clarion Global Real Estate Investment Division (Class B) (10/7/2011)....... 2011     11.68        12.43        105.67
                                                                            2012     12.43        15.32         96.57
                                                                            2013     15.32        15.51        103.13
                                                                            2014     15.51        17.18         98.62

ClearBridge Aggressive Growth Investment Division (Class B) (10/7/2011).... 2011      6.47         7.01      3,341.55
                                                                            2012      7.01         8.12        771.01
                                                                            2013      8.12        11.56      1,476.00
                                                                            2014     11.56        13.44      7,082.56

ClearBridge Aggressive Growth Investment Division (formerly ClearBridge
  Aggressive Growth II Investment Division and before that Janus Forty
  Investment Division (Class B)) (10/7/2011)............................... 2011    106.34       110.04         18.86
                                                                            2012    110.04       131.80         17.27
                                                                            2013    131.80       165.97         15.79
                                                                            2014    165.97       172.36          0.00

Frontier Mid Cap Growth Investment Division (Class B) (10/7/2011).......... 2011     32.68        35.03         59.80
                                                                            2012     35.03        37.90         59.81
                                                                            2013     37.90        49.08         52.90
                                                                            2014     49.08        53.21        607.03

                                                                                 Beginning of               Number of
                                                                                     Year     End of Year  Accumulation
                                                                                 Accumulation Accumulation Units End of
Investment Division                                                         Year  Unit Value   Unit Value      Year
-------------------                                                         ---- ------------ ------------ ------------
Harris Oakmark International Investment Division (Class B) (10/7/2011)..... 2011    $15.46       $15.46          0.00
                                                                            2012     15.46        19.53          0.00
                                                                            2013     19.53        24.92          0.00
                                                                            2014     24.92        22.96        452.66

Invesco Balanced-Risk Allocation Investment Division (Class B) (4/30/2012). 2012      1.01         1.04          0.00
                                                                            2013      1.04         1.03          0.00
                                                                            2014      1.03         1.07          0.00

Invesco Mid Cap Value Investment Division (Class B) (formerly Lord Abbett
  Mid Cap Value Investment Division (Class B)) (10/7/2011)................. 2011     18.59        20.57          0.00
                                                                            2012     20.57        22.69          0.00

Invesco Mid Cap Value Investment Division (formerly Lord Abbett Mid Cap
  Value Investment Division (Class B))..................................... 2012     22.58        23.08          0.00
                                                                            2013     23.08        29.40          0.00
                                                                            2014     29.40        31.52          0.00

Invesco Small Cap Growth Investment Division (Class B) (10/7/2011)......... 2011     13.09        14.22        149.24
                                                                            2012     14.22        16.43        139.70
                                                                            2013     16.43        22.52        117.01
                                                                            2014     22.52        23.77          0.00

Jennison Growth Investment Division (Class B) (10/7/2011).................. 2011      4.41         4.59          0.00
                                                                            2012      4.59         5.18          0.00
                                                                            2013      5.18         6.93          0.00
                                                                            2014      6.93         7.37      1,621.04

Jennison Growth Investment Division (Class B) (formerly Oppenheimer
  Capital Appreciation Investment Division (Class B)) (10/7/2011).......... 2011      7.00         7.45          0.00
                                                                            2012      7.45         8.36          0.00

JPMorgan Core Bond Investment Division (Class B) (4/29/2013)............... 2013     10.76        10.18      1,555.36
                                                                            2014     10.18        10.46      1,555.36

JPMorgan Core Bond Investment Division (Class B) (formerly American
  Funds(R) Bond Investment Division (Class C)) (10/7/2011)................. 2011     10.35        10.47      1,555.36
                                                                            2012     10.47        10.73      1,555.36
                                                                            2013     10.73        10.71          0.00

JPMorgan Global Active Allocation Investment Division (Class B) (4/30/2012) 2012      1.01         1.04          0.00
                                                                            2013      1.04         1.13          0.00
                                                                            2014      1.13         1.18          0.00

JPMorgan Small Cap Value Investment Division (Class B) (10/7/2011)......... 2011     11.08        12.27          0.00
                                                                            2012     12.27        13.84          0.00
                                                                            2013     13.84        17.99          0.00
                                                                            2014     17.99        18.36          0.00

Loomis Sayles Global Markets Investment Division (Class B) (10/7/2011)..... 2011     11.46        12.07      1,911.30
                                                                            2012     12.07        13.80        458.06
                                                                            2013     13.80        15.80      1,357.57
                                                                            2014     15.80        15.99      1,384.37

Loomis Sayles Global Markets Investment Division (Class B) (formerly
  Met/Franklin Income Investment Division (Class B)) (10/7/2011)........... 2011     10.13        10.83        404.53
                                                                            2012     10.83        11.91        372.53
                                                                            2013     11.91        12.40          0.00

                                                                                 Beginning of               Number of
                                                                                     Year     End of Year  Accumulation
                                                                                 Accumulation Accumulation Units End of
Investment Division                                                         Year  Unit Value   Unit Value      Year
-------------------                                                         ---- ------------ ------------ ------------
Loomis Sayles Small Cap Core Investment Division (Class B) (10/7/2011)..... 2011    $27.09       $30.42        867.57
                                                                            2012     30.42        33.99        254.15
                                                                            2013     33.99        46.75        420.37
                                                                            2014     46.75        47.31        650.54

Lord Abbett Bond Debenture Investment Division (Class B) (10/7/2011)....... 2011     19.79        20.91         50.76
                                                                            2012     20.91        23.09         49.07
                                                                            2013     23.09        24.38         52.68
                                                                            2014     24.38        24.99         53.95

Met/Artisan Mid Cap Value Investment Division (Class B) (10/7/2011)........ 2011     24.46        26.87          0.00
                                                                            2012     26.87        29.31          0.00
                                                                            2013     29.31        39.13          0.00
                                                                            2014     39.13        38.90        292.49

Met/Dimensional International Small Company Investment Division (Class B)
  (10/7/2011).............................................................. 2011     13.87        13.86          0.00
                                                                            2012     13.86        15.97          0.00
                                                                            2013     15.97        19.93          0.00
                                                                            2014     19.93        18.18          0.00

Met/Eaton Vance Floating Rate Investment Division (Class B) (10/7/2011).... 2011      9.88        10.13          0.00
                                                                            2012     10.13        10.63          0.00
                                                                            2013     10.63        10.80          0.00
                                                                            2014     10.80        10.63          0.00

Met/Franklin Low Duration Total Return Investment Division (Class B)
  (10/7/2011).............................................................. 2011      9.68         9.71          0.00
                                                                            2012      9.71         9.91          0.00
                                                                            2013      9.91         9.80          0.00
                                                                            2014      9.80         9.68          0.00

Met/Templeton International Bond Investment Division (Class B) (10/7/2011). 2011     11.70        11.72          0.00
                                                                            2012     11.72        13.09          0.00
                                                                            2013     13.09        12.93          0.00
                                                                            2014     12.93        12.79          0.00

MetLife Asset Allocation 100 Investment Division (formerly MetLife
  Aggressive Strategy Investment Division (Class B)) (10/7/2011)........... 2011      9.29         9.84          0.00
                                                                            2012      9.84        11.23          0.00
                                                                            2013     11.23        14.22          0.00
                                                                            2014     14.22        14.61          0.00

MetLife Asset Allocation 20 Investment Division (formerly MetLife
  Conservative Allocation Investment Division (Class B)) (10/7/2011)....... 2011     11.56        11.83     31,442.37
                                                                            2012     11.83        12.63     31,212.47
                                                                            2013     12.63        12.88     30,976.54
                                                                            2014     12.88        13.16     30,736.32

MetLife Asset Allocation 40 Investment Division (formerly MetLife
  Conservative to Moderate Allocation Investment Division (Class B))
  (10/7/2011).............................................................. 2011     11.08        11.45     30,050.29
                                                                            2012     11.45        12.47     28,451.10
                                                                            2013     12.47        13.53     24,829.89
                                                                            2014     13.53        13.88     24,607.65

MetLife Asset Allocation 60 Investment Division (formerly MetLife Moderate
  Allocation Investment Division (Class B)) (10/7/2011).................... 2011     10.54        10.98          0.00
                                                                            2012     10.98        12.15          0.00
                                                                            2013     12.15        14.02          0.00
                                                                            2014     14.02        14.40          0.00

                                                                                 Beginning of               Number of
                                                                                     Year     End of Year  Accumulation
                                                                                 Accumulation Accumulation Units End of
Investment Division                                                         Year  Unit Value   Unit Value      Year
-------------------                                                         ---- ------------ ------------ ------------
MetLife Asset Allocation 80 Investment Division (formerly MetLife Growth
  Strategy Investment Division (Class B) and before that Met/Franklin
  Templeton Founding Strategy Investment Division (Class B)) (10/7/2011)... 2011    $ 8.52       $ 9.08          0.00
                                                                            2012      9.08        10.31          0.00
                                                                            2013     10.31        11.07          0.00

MetLife Asset Allocation 80 Investment Division (formerly MetLife Growth
  Strategy Investment Division (Class B)) (4/29/2013)...................... 2013     11.14        12.62          0.00
                                                                            2014     12.62        12.54          0.00

MetLife Asset Allocation 80 Investment Division (formerly MetLife Moderate
  to Aggressive Allocation Investment Division (Class B)) (10/7/2011)...... 2011      9.93        10.45     55,116.54
                                                                            2012     10.45        11.79     54,539.66
                                                                            2013     11.79        14.33     52,136.76
                                                                            2014     14.33        14.74     49,493.74

MetLife Balanced Plus Investment Division (Class B) (10/7/2011)............ 2011      9.15         9.32          0.00
                                                                            2012      9.32        10.31          0.00
                                                                            2013     10.31        11.53          0.00
                                                                            2014     11.53        12.36          0.00

MetLife Mid Cap Stock Index Investment Division (Class B) (10/7/2011)...... 2011     13.87        15.22        337.07
                                                                            2012     15.22        17.46      1,891.46
                                                                            2013     17.46        22.67      1,658.65
                                                                            2014     22.67        24.21      1,601.11

MetLife Multi-Index Targeted Risk Investment Division (Class B)
  (11/12/2012)............................................................. 2012      0.98         1.01          0.00
                                                                            2013      1.01         1.11          0.00
                                                                            2014      1.11         1.19          0.00

MetLife Stock Index Investment Division (Class B) (10/7/2011).............. 2011     29.57        32.14      1,444.15
                                                                            2012     32.14        36.28      3,125.96
                                                                            2013     36.28        46.71      2,573.89
                                                                            2014     46.71        51.66      2,591.05

MFS(R) Emerging Markets Equity Investment Division (Class B) (10/7/2011)... 2011      9.34         9.60      2,295.85
                                                                            2012      9.60        11.16        584.33
                                                                            2013     11.16        10.37      1,525.07
                                                                            2014     10.37         9.48      1,734.07

MFS(R) Research International Investment Division (Class B) (10/7/2011).... 2011     11.49        11.64          0.00
                                                                            2012     11.64        13.28          0.00
                                                                            2013     13.28        15.49          0.00
                                                                            2014     15.49        14.09          0.00

MFS(R) Total Return Investment Division (Class B) (10/7/2011).............. 2011     34.37        36.29          0.00
                                                                            2012     36.29        39.49          0.00
                                                                            2013     39.49        45.83          0.00
                                                                            2014     45.83        48.56          0.00

MFS(R) Value Investment Division (Class B) (10/7/2011)..................... 2011      9.69        10.56          0.00
                                                                            2012     10.56        12.01          0.00
                                                                            2013     12.01        15.90          0.00
                                                                            2014     15.90        17.18          0.00

MFS(R) Value Investment Division (Class B) (formerly Met/Franklin Mutual
  Shares Investment Division (Class B)) (10/7/2011)........................ 2011      7.80         8.45          0.00
                                                                            2012      8.45         9.41          0.00
                                                                            2013      9.41        10.29          0.00

                                                                                 Beginning of               Number of
                                                                                     Year     End of Year  Accumulation
                                                                                 Accumulation Accumulation Units End of
Investment Division                                                         Year  Unit Value   Unit Value      Year
-------------------                                                         ---- ------------ ------------ ------------
Morgan Stanley Mid Cap Growth Investment Division (Class B) (10/7/2011).... 2011    $11.93       $12.09          0.00
                                                                            2012     12.09        12.92          0.00
                                                                            2013     12.92        17.56          0.00
                                                                            2014     17.56        17.35        719.27

MSCI EAFE(R) Index Investment Division (Class B) (10/7/2011)............... 2011      9.78         9.86      1,234.26
                                                                            2012      9.86        11.38      5,469.63
                                                                            2013     11.38        13.52      5,220.91
                                                                            2014     13.52        12.39      5,510.45

Neuberger Berman Genesis Investment Division (Class B) (10/7/2011)......... 2011     14.00        15.41          0.00
                                                                            2012     15.41        16.53          0.00
                                                                            2013     16.53        22.34          0.00
                                                                            2014     22.34        21.78          0.00

Neuberger Berman Genesis Investment Division (Class B) (formerly MLA Mid
  Cap Investment Division (Class B)) (10/7/2011)........................... 2011     12.24        13.34          0.00
                                                                            2012     13.34        13.74          0.00
                                                                            2013     13.74        14.85          0.00

Oppenheimer Global Equity Investment Division (Class B) (10/7/2011)........ 2011     14.44        14.87          0.00
                                                                            2012     14.87        17.62          0.00
                                                                            2013     17.62        21.90          0.00
                                                                            2014     21.90        21.87          0.00

Oppenheimer Global Equity Investment Division (Class B) (formerly
  Met/Templeton Growth Investment Division (Class B)) (10/7/2011).......... 2011      7.77         8.11          0.00
                                                                            2012      8.11         9.69          0.00
                                                                            2013      9.69        10.28          0.00

PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014). 2014      0.99         1.02          0.00

PIMCO Inflation Protected Bond Investment Division (Class B) (10/7/2011)... 2011     13.78        14.02      1,642.70
                                                                            2012     14.02        14.96        414.03
                                                                            2013     14.96        13.27      1,197.63
                                                                            2014     13.27        13.35      1,287.95

PIMCO Total Return Investment Division (Class B) (10/7/2011)............... 2011     14.89        15.19        524.61
                                                                            2012     15.19        16.23        524.61
                                                                            2013     16.23        15.56        524.61
                                                                            2014     15.56        15.85        524.61

Pioneer Strategic Income Investment Division (Class E) (10/7/2011)......... 2011     21.46        21.96          0.00
                                                                            2012     21.96        23.92          0.00
                                                                            2013     23.92        23.72          0.00
                                                                            2014     23.72        24.23          0.00

Pyramis(R) Government Income Investment Division (Class B) (10/7/2011)..... 2011     10.57        10.69          0.00
                                                                            2012     10.69        10.78          0.00
                                                                            2013     10.78        10.06          0.00
                                                                            2014     10.06        10.58          0.00

Pyramis(R) Managed Risk Investment Division (Class B) (4/29/2013).......... 2013     10.21        10.68          0.00
                                                                            2014     10.68        11.35          0.00

Russell 2000(R) Index Investment Division (Class B) (10/7/2011)............ 2011     13.51        15.22          0.00
                                                                            2012     15.22        17.26        945.92
                                                                            2013     17.26        23.33        824.82
                                                                            2014     23.33        23.90      4,080.57

                                                                                 Beginning of               Number of
                                                                                     Year     End of Year  Accumulation
                                                                                 Accumulation Accumulation Units End of
Investment Division                                                         Year  Unit Value   Unit Value      Year
-------------------                                                         ---- ------------ ------------ ------------
Schroders Global Multi-Asset Investment Division (Class B) (4/30/2012)..... 2012    $ 1.01       $ 1.06          0.00
                                                                            2013      1.06         1.14          0.00
                                                                            2014      1.14         1.20          0.00

SSgA Growth and Income ETF Investment Division (Class B) (10/7/2011)....... 2011     10.46        11.04          0.00
                                                                            2012     11.04        12.17          0.00
                                                                            2013     12.17        13.44          0.00
                                                                            2014     13.44        13.91          0.00

SSgA Growth ETF Investment Division (Class B) (10/7/2011).................. 2011      9.71        10.30          0.00
                                                                            2012     10.30        11.58          0.00
                                                                            2013     11.58        13.37          0.00
                                                                            2014     13.37        13.78          0.00

T. Rowe Price Large Cap Growth Investment Division (Class B)............... 2013     15.39        19.33        890.45
                                                                            2014     19.33        20.57      2,530.21

T. Rowe Price Large Cap Growth Investment Division (Class B) (formerly RCM
  Technology Investment Division (Class B)) (10/7/2011).................... 2011      5.58         5.60      3,927.45
                                                                            2012      5.60         6.14      1,017.82
                                                                            2013      6.14         6.40          0.00

T. Rowe Price Mid Cap Growth Investment Division (Class B) (10/7/2011)..... 2011      8.65         9.26      2,865.34
                                                                            2012      9.26        10.29        944.02
                                                                            2013     10.29        13.75      1,525.09
                                                                            2014     13.75        15.16      2,090.18

T. Rowe Price Small Cap Growth Investment Division (Class B) (10/7/2011)... 2011     14.35        15.98      1,481.37
                                                                            2012     15.98        18.11        347.31
                                                                            2013     18.11        25.54        675.65
                                                                            2014     25.54        26.63      1,117.15

Van Eck Global Natural Resources Investment Division (Class B) (10/7/2011). 2011     14.44        15.04          0.00
                                                                            2012     15.04        15.09          0.00
                                                                            2013     15.09        16.34          0.00
                                                                            2014     16.34        12.97          0.00

Western Asset Management U.S. Government Investment Division (Class B)
  (10/7/2011).............................................................. 2011     15.52        15.58        339.24
                                                                            2012     15.58        15.70        357.23
                                                                            2013     15.70        15.21        417.87
                                                                            2014     15.21        15.25        441.59

WMC Core Equity Opportunities Investment Division (formerly Davis Venture
  Value Investment Division (Class B)) (10/7/2011)......................... 2011     24.65        26.91        155.18
                                                                            2012     26.91        29.63        154.93
                                                                            2013     29.63        38.64        135.91
                                                                            2014     38.64        41.69      1,682.05

WMC Large Cap Research Investment Division (formerly BlackRock Large Cap
  Core Investment Division (Class B)) (10/7/2011).......................... 2011     45.64        49.23          0.00
                                                                            2012     49.23        54.58          0.00
                                                                            2013     54.58        71.67          0.00
                                                                            2014     71.67        79.54          0.00

                                                                                 Beginning of               Number of
                                                                                     Year     End of Year  Accumulation
                                                                                 Accumulation Accumulation Units End of
Investment Division                                                         Year  Unit Value   Unit Value      Year
-------------------                                                         ---- ------------ ------------ ------------
At 2.50 Separate Account Charge:
--------------------------------
American Funds Global Small Capitalization Investment Division (Class 2)
  (10/7/2011).............................................................. 2011   $ 20.59      $ 21.18     16,878.39
                                                                            2012     21.18        24.40      6,976.44
                                                                            2013     24.40        30.51      2,349.77
                                                                            2014     30.51        30.37          0.00

American Funds Growth-Income Investment Division (Class 2) (10/7/2011)..... 2011     68.81        73.46      5,286.13
                                                                            2012     73.46        84.12      1,344.56
                                                                            2013     84.12       109.48        459.97
                                                                            2014    109.48       118.07          0.00

                              LOWEST POSSIBLE MIX
                         1.15 SEPARATE ACCOUNT CHARGE


                                                                                 Beginning of               Number of
                                                                                     Year     End of Year  Accumulation
                                                                                 Accumulation Accumulation Units End of
Investment Division                                                         Year  Unit Value   Unit Value      Year
-------------------                                                         ---- ------------ ------------ -------------
AllianceBernstein Global Dynamic Allocation Investment Division (Class B)
  (10/7/2011).............................................................. 2011    $ 9.44       $ 9.75    18,716,136.30
                                                                            2012      9.75        10.61    40,378,382.48
                                                                            2013     10.61        11.66    48,944,933.33
                                                                            2014     11.66        12.37    47,721,353.41

Allianz Global Investors Dynamic Multi-Asset Plus investment Division
  (Class B) (4/28/2014).................................................... 2014      0.99         1.04     3,018,524.35

American Funds(R) Balanced Allocation Investment Division (Class C)
  (10/7/2011).............................................................. 2011      9.22         9.63    17,327,596.33
                                                                            2012      9.63        10.81    17,211,574.51
                                                                            2013     10.81        12.66    17,115,125.46
                                                                            2014     12.66        13.28    16,657,213.31

American Funds(R) Growth Allocation Investment Division (Class C)
  (10/7/2011).............................................................. 2011      8.46         8.91     3,246,936.34
                                                                            2012      8.91        10.24     3,279,426.77
                                                                            2013     10.24        12.66     3,445,369.19
                                                                            2014     12.66        13.32     3,423,749.77

American Funds(R) Growth Investment Division (Class C) (10/7/2011)......... 2011      8.23         8.73     8,879,349.57
                                                                            2012      8.73        10.14     8,758,362.14
                                                                            2013     10.14        13.01     7,914,399.72
                                                                            2014     13.01        13.91     7,369,532.82

American Funds(R) Moderate Allocation Investment Division (Class C)
  (10/7/2011).............................................................. 2011      9.75        10.10    16,278,678.46
                                                                            2012     10.10        11.07    15,969,421.99
                                                                            2013     11.07        12.42    15,214,590.76
                                                                            2014     12.42        13.03    14,694,724.71

AQR Global Risk Balanced Investment Division (Class B) (10/7/2011)......... 2011     10.21        10.62    22,537,406.42
                                                                            2012     10.62        11.61    55,835,472.85
                                                                            2013     11.61        11.08    55,920,324.20
                                                                            2014     11.08        11.39    49,667,248.31

Baillie Gifford International Stock Investment Division (Class B)
  (10/7/2011).............................................................. 2011     11.21        11.24       528,565.85
                                                                            2012     11.24        13.27       528,005.73
                                                                            2013     13.27        15.10       466,984.50
                                                                            2014     15.10        14.43       493,795.24

Barclays Aggregate Bond Index Investment Division (Class B) (10/7/2011).... 2011     16.76        16.97     5,938,826.89
                                                                            2012     16.97        17.38     6,399,021.37
                                                                            2013     17.38        16.75     7,233,346.84
                                                                            2014     16.75        17.46     7,571,768.73

BlackRock Bond Income Investment Division (Class B) (10/7/2011)............ 2011     58.50        59.49       584,337.99
                                                                            2012     59.49        63.09       654,819.42
                                                                            2013     63.09        61.74       700,740.31
                                                                            2014     61.74        65.19       819,284.22

BlackRock Capital Appreciation Investment Division (Class B) (10/7/2011)... 2011     28.47        29.63       702,015.42
                                                                            2012     29.63        33.41       705,716.79
                                                                            2013     33.41        44.22       608,725.00
                                                                            2014     44.22        47.49       542,859.78

BlackRock Global Tactical Strategies Investment Division (Class B)
  (10/7/2011).............................................................. 2011      9.28         9.58    29,055,249.94
                                                                            2012      9.58        10.34    57,152,291.83
                                                                            2013     10.34        11.27    63,509,038.38
                                                                            2014     11.27        11.80    61,651,076.56

                                                                                 Beginning of                Number of
                                                                                     Year     End of Year   Accumulation
                                                                                 Accumulation Accumulation  Units End of
Investment Division                                                         Year  Unit Value   Unit Value       Year
-------------------                                                         ---- ------------ ------------ --------------
BlackRock Large Cap Value Investment Division (Class B) (10/7/2011)........ 2011   $ 10.31      $ 11.38      1,626,358.14
                                                                            2012     11.38        12.82      1,677,535.30
                                                                            2013     12.82        16.69      1,547,442.34
                                                                            2014     16.69        18.10      1,552,710.50

BlackRock Money Market Investment Division (Class B) (10/7/2011)........... 2011     24.61        24.55         71,338.50
                                                                            2012     24.55        24.27         76,167.88
                                                                            2013     24.27        23.99         85,274.79
                                                                            2014     23.99        23.72         50,999.79

Clarion Global Real Estate Investment Division (Class B) (10/7/2011)....... 2011     12.67        13.53        812,958.23
                                                                            2012     13.53        16.85        840,752.55
                                                                            2013     16.85        17.25        914,368.22
                                                                            2014     17.25        19.32        933,153.52

ClearBridge Aggressive Growth Investment Division (Class B) (10/7/2011).... 2011      7.28         7.90      1,218,407.70
                                                                            2012      7.90         9.26      1,293,947.09
                                                                            2013      9.26        13.33      1,802,316.10
                                                                            2014     13.33        15.66      5,806,780.93

ClearBridge Aggressive Growth Investment Division (formerly ClearBridge
  Aggressive Growth II Investment Division and before that Janus Forty
  Investment Division (Class B)) (10/7/2011)............................... 2011    147.22       152.72        293,839.16
                                                                            2012    152.72       184.96        281,888.96
                                                                            2013    184.96       235.48        248,702.49
                                                                            2014    235.48       245.40              0.00

Frontier Mid Cap Growth Investment Division (Class B) (10/7/2011).......... 2011     42.31        45.45        256,422.42
                                                                            2012     45.45        49.74        258,786.24
                                                                            2013     49.74        65.12        221,409.88
                                                                            2014     65.12        71.37        207,119.71

Harris Oakmark International Investment Division (Class B) (10/7/2011)..... 2011     17.26        17.30      2,644,486.87
                                                                            2012     17.30        22.10      2,555,240.97
                                                                            2013     22.10        28.52      2,414,785.11
                                                                            2014     28.52        26.56      2,603,624.35

Invesco Balanced-Risk Allocation Investment Division (Class B) (4/30/2012). 2012      1.01         1.04     72,210,858.82
                                                                            2013      1.04         1.05    123,614,083.37
                                                                            2014      1.05         1.10    122,831,586.66

Invesco Mid Cap Value Investment Division (Class B) (formerly Lord Abbett
  Mid Cap Value Investment Division (Class B)) (10/7/2011)................. 2011     21.43        23.78        877,025.26
                                                                            2012     23.78        26.32              0.00

Invesco Mid Cap Value Investment Division (formerly Lord Abbett Mid Cap
  Value Investment Division (Class B))..................................... 2012     26.19        26.97        842,850.89
                                                                            2013     26.97        34.74        723,476.85
                                                                            2014     34.74        37.65        664,775.80

Invesco Small Cap Growth Investment Division (Class B) (10/7/2011)......... 2011     14.62        15.91        128,334.65
                                                                            2012     15.91        18.60        142,739.51
                                                                            2013     18.60        25.77        149,954.23
                                                                            2014     25.77        27.49        153,361.74

Jennison Growth Investment Division (Class B) (10/7/2011).................. 2011     11.97        12.46        764,641.21
                                                                            2012     12.46        14.24      1,431,450.15
                                                                            2013     14.24        19.25      1,317,470.48
                                                                            2014     19.25        20.69      1,255,596.88

                                                                                 Beginning of                Number of
                                                                                     Year     End of Year   Accumulation
                                                                                 Accumulation Accumulation  Units End of
Investment Division                                                         Year  Unit Value   Unit Value       Year
-------------------                                                         ---- ------------ ------------ --------------
Jennison Growth Investment Division (Class B) (formerly Oppenheimer
  Capital Appreciation Investment Division (Class B)) (10/7/2011).......... 2011    $ 7.87       $ 8.40        701,769.74
                                                                            2012      8.40         9.46              0.00

JPMorgan Core Bond Investment Division (Class B) (4/29/2013)............... 2013     11.37        10.83      2,216,738.28
                                                                            2014     10.83        11.26      2,176,265.44

JPMorgan Core Bond Investment Division (Class B) (formerly American
  Funds(R) Bond Investment Division (Class C)) (10/7/2011)................. 2011     10.75        10.90      1,817,300.15
                                                                            2012     10.90        11.30      1,988,219.10
                                                                            2013     11.30        11.27              0.00

JPMorgan Global Active Allocation Investment Division (Class B) (4/30/2012) 2012      1.01         1.05     51,981,892.96
                                                                            2013      1.05         1.15    164,056,074.15
                                                                            2014      1.15         1.22    191,336,506.58

JPMorgan Small Cap Value Investment Division (Class B) (10/7/2011)......... 2011     11.89        13.21        316,902.24
                                                                            2012     13.21        15.06        326,392.20
                                                                            2013     15.06        19.79        291,410.27
                                                                            2014     19.79        20.42        297,061.00

Loomis Sayles Global Markets Investment Division (Class B) (10/7/2011)..... 2011     12.17        12.85        671,450.07
                                                                            2012     12.85        14.85        709,024.20
                                                                            2013     14.85        17.20      1,238,206.94
                                                                            2014     17.20        17.59      1,166,745.23

Loomis Sayles Global Markets Investment Division (Class B) (formerly
  Met/Franklin Income Investment Division (Class B)) (10/7/2011)........... 2011     10.53        11.28        816,958.20
                                                                            2012     11.28        12.54        826,664.89
                                                                            2013     12.54        13.10              0.00

Loomis Sayles Small Cap Core Investment Division (Class B) (10/7/2011)..... 2011     32.82        36.95        250,380.86
                                                                            2012     36.95        41.74        268,374.96
                                                                            2013     41.74        58.05        243,004.55
                                                                            2014     58.05        59.40        241,648.36

Lord Abbett Bond Debenture Investment Division (Class B) (10/7/2011)....... 2011     23.46        24.85        577,074.62
                                                                            2012     24.85        27.74        668,481.29
                                                                            2013     27.74        29.61        705,889.42
                                                                            2014     29.61        30.69        725,188.26

Met/Artisan Mid Cap Value Investment Division (Class B) (10/7/2011)........ 2011     29.97        33.00        165,257.34
                                                                            2012     33.00        36.40        185,283.83
                                                                            2013     36.40        49.12        201,490.15
                                                                            2014     49.12        49.38        219,626.00

Met/Dimensional International Small Company Investment Division (Class B)
  (10/7/2011).............................................................. 2011     14.32        14.35         95,189.03
                                                                            2012     14.35        16.72        105,113.19
                                                                            2013     16.72        21.10         99,537.23
                                                                            2014     21.10        19.46        133,068.35

Met/Eaton Vance Floating Rate Investment Division (Class B) (10/7/2011).... 2011     10.04        10.32        254,726.02
                                                                            2012     10.32        10.95        321,820.59
                                                                            2013     10.95        11.24        486,222.11
                                                                            2014     11.24        11.19        495,277.10

Met/Franklin Low Duration Total Return Investment Division (Class B)
  (10/7/2011).............................................................. 2011      9.72         9.78        115,895.24
                                                                            2012      9.78        10.09        233,018.37
                                                                            2013     10.09        10.09      1,323,087.46
                                                                            2014     10.09        10.08      1,624,351.14

                                                                                 Beginning of                Number of
                                                                                     Year     End of Year   Accumulation
                                                                                 Accumulation Accumulation  Units End of
Investment Division                                                         Year  Unit Value   Unit Value       Year
-------------------                                                         ---- ------------ ------------ --------------
Met/Templeton International Bond Investment Division (Class B) (10/7/2011). 2011    $12.01       $12.07        175,551.90
                                                                            2012     12.07        13.63        181,670.49
                                                                            2013     13.63        13.62        196,329.70
                                                                            2014     13.62        13.62        186,470.80

MetLife Asset Allocation 100 Investment Division (formerly MetLife
  Aggressive Strategy Investment Division (Class B)) (10/7/2011)........... 2011      9.98        10.59        227,079.19
                                                                            2012     10.59        12.22        251,505.90
                                                                            2013     12.22        15.64        366,084.87
                                                                            2014     15.64        16.25        319,942.15

MetLife Asset Allocation 20 Investment Division (formerly MetLife
  Conservative Allocation Investment Division (Class B)) (10/7/2011)....... 2011     12.41        12.74      3,116,016.85
                                                                            2012     12.74        13.74      3,522,958.69
                                                                            2013     13.74        14.17      3,197,581.49
                                                                            2014     14.17        14.63      2,796,788.82

MetLife Asset Allocation 40 Investment Division (formerly MetLife
  Conservative to Moderate Allocation Investment Division (Class B))
  (10/7/2011).............................................................. 2011     11.90        12.32      8,966,072.22
                                                                            2012     12.32        13.57      9,323,885.52
                                                                            2013     13.57        14.88      8,995,729.77
                                                                            2014     14.88        15.44      8,765,918.63

MetLife Asset Allocation 60 Investment Division (formerly MetLife Moderate
  Allocation Investment Division (Class B)) (10/7/2011).................... 2011     11.32        11.81     44,123,641.56
                                                                            2012     11.81        13.23     43,224,999.77
                                                                            2013     13.23        15.43     41,744,682.10
                                                                            2014     15.43        16.02     39,582,756.36

MetLife Asset Allocation 80 Investment Division (formerly MetLife Growth
  Strategy Investment Division (Class B) and before that Met/Franklin
  Templeton Founding Strategy Investment Division (Class B)) (10/7/2011)... 2011      8.85         9.46        338,351.64
                                                                            2012      9.46        10.85        307,635.24
                                                                            2013     10.85        11.69              0.00

MetLife Asset Allocation 80 Investment Division (formerly MetLife Growth
  Strategy Investment Division (Class B)) (4/29/2013)...................... 2013     11.77        13.44        361,586.21
                                                                            2014     13.44        13.40              0.00

MetLife Asset Allocation 80 Investment Division (formerly MetLife Moderate
  to Aggressive Allocation Investment Division (Class B)) (10/7/2011)...... 2011     10.67        11.25      3,512,499.97
                                                                            2012     11.25        12.83      3,546,537.11
                                                                            2013     12.83        15.76      3,520,855.12
                                                                            2014     15.76        16.40      3,785,397.70

MetLife Balanced Plus Investment Division (Class B) (10/7/2011)............ 2011      9.20         9.39     21,731,454.12
                                                                            2012      9.39        10.50     47,291,196.90
                                                                            2013     10.50        11.88     74,426,994.74
                                                                            2014     11.88        12.87     81,286,547.56

MetLife Mid Cap Stock Index Investment Division (Class B) (10/7/2011)...... 2011     15.70        17.27      1,463,657.58
                                                                            2012     17.27        20.03      1,540,647.30
                                                                            2013     20.03        26.30      1,434,749.73
                                                                            2014     26.30        28.40      1,458,859.71

MetLife Multi-Index Targeted Risk Investment Division (Class B)
  (11/12/2012)............................................................. 2012      0.98         1.01      2,227,200.47
                                                                            2013      1.01         1.13     84,236,317.46
                                                                            2014      1.13         1.22    149,812,332.73

                                                                                 Beginning of               Number of
                                                                                     Year     End of Year  Accumulation
                                                                                 Accumulation Accumulation Units End of
Investment Division                                                         Year  Unit Value   Unit Value      Year
-------------------                                                         ---- ------------ ------------ ------------
MetLife Stock Index Investment Division (Class B) (10/7/2011).............. 2011    $37.44       $40.80    2,429,677.89
                                                                            2012     40.80        46.56    2,348,110.59
                                                                            2013     46.56        60.61    2,111,322.25
                                                                            2014     60.61        67.77    2,002,870.50

MFS(R) Emerging Markets Equity Investment Division (Class B) (10/7/2011)... 2011      9.91        10.22    1,346,341.27
                                                                            2012     10.22        12.01    1,430,468.92
                                                                            2013     12.01        11.28    1,592,603.98
                                                                            2014     11.28        10.43    1,699,327.40

MFS(R) Research International Investment Division (Class B) (10/7/2011).... 2011     12.92        13.12    1,114,555.17
                                                                            2012     13.12        15.14    1,144,364.66
                                                                            2013     15.14        17.85    1,103,011.68
                                                                            2014     17.85        16.42    1,155,236.25

MFS(R) Total Return Investment Division (Class B) (10/7/2011).............. 2011     44.97        47.61      129,686.37
                                                                            2012     47.61        52.39      137,061.67
                                                                            2013     52.39        61.47      127,733.43
                                                                            2014     61.47        65.85      136,972.14

MFS(R) Value Investment Division (Class B) (10/7/2011)..................... 2011     13.66        14.91      987,913.48
                                                                            2012     14.91        17.14    1,107,181.48
                                                                            2013     17.14        22.95    1,764,616.91
                                                                            2014     22.95        25.08    1,731,882.36

MFS(R) Value Investment Division (Class B) (formerly Met/Franklin Mutual
  Shares Investment Division (Class B)) (10/7/2011)........................ 2011      8.11         8.80    1,347,305.33
                                                                            2012      8.80         9.91    1,333,093.55
                                                                            2013      9.91        10.87            0.00

Morgan Stanley Mid Cap Growth Investment Division (Class B) (10/7/2011).... 2011     14.02        14.24      287,795.21
                                                                            2012     14.24        15.38      363,919.68
                                                                            2013     15.38        21.14      332,922.65
                                                                            2014     21.14        21.11      313,188.10

MSCI EAFE(R) Index Investment Division (Class B) (10/7/2011)............... 2011     11.27        11.40    2,734,050.21
                                                                            2012     11.40        13.30    2,832,194.87
                                                                            2013     13.30        15.98    2,706,566.84
                                                                            2014     15.98        14.81    2,981,046.37

Neuberger Berman Genesis Investment Division (Class B) (10/7/2011)......... 2011     15.85        17.49      110,219.26
                                                                            2012     17.49        18.97      121,629.77
                                                                            2013     18.97        25.92      278,935.36
                                                                            2014     25.92        25.55      269,891.12

Neuberger Berman Genesis Investment Division (Class B) (formerly MLA Mid
  Cap Investment Division (Class B)) (10/7/2011)........................... 2011     13.67        14.93      231,703.10
                                                                            2012     14.93        15.54      255,508.97
                                                                            2013     15.54        16.87            0.00

Oppenheimer Global Equity Investment Division (Class B) (10/7/2011)........ 2011     16.96        17.51      625,364.43
                                                                            2012     17.51        20.97      623,717.96
                                                                            2013     20.97        26.36      775,718.47
                                                                            2014     26.36        26.61      778,536.61

Oppenheimer Global Equity Investment Division (Class B) (formerly
  Met/Templeton Growth Investment Division (Class B)) (10/7/2011).......... 2011      8.07         8.45      455,855.42
                                                                            2012      8.45        10.20      446,269.99
                                                                            2013     10.20        10.86            0.00

                                                                                 Beginning of                Number of
                                                                                     Year     End of Year   Accumulation
                                                                                 Accumulation Accumulation  Units End of
Investment Division                                                         Year  Unit Value   Unit Value       Year
-------------------                                                         ---- ------------ ------------ --------------
PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014). 2014    $ 0.99       $ 1.03      1,688,971.05

PIMCO Inflation Protected Bond Investment Division (Class B) (10/7/2011)... 2011     15.13        15.42      5,116,845.00
                                                                            2012     15.42        16.64      5,782,119.58
                                                                            2013     16.64        14.92      5,940,458.22
                                                                            2014     14.92        15.18      5,632,303.83

PIMCO Total Return Investment Division (Class B) (10/7/2011)............... 2011     16.74        17.12      7,692,459.93
                                                                            2012     17.12        18.49      8,349,388.74
                                                                            2013     18.49        17.93      9,048,919.03
                                                                            2014     17.93        18.47      8,686,332.32

Pioneer Strategic Income Investment Division (Class E) (10/7/2011)......... 2011     25.97        26.63        465,357.53
                                                                            2012     26.63        29.34        478,766.79
                                                                            2013     29.34        29.42        487,714.18
                                                                            2014     29.42        30.37        540,582.29

Pyramis(R) Government Income Investment Division (Class B) (10/7/2011)..... 2011     10.62        10.77      5,763,075.94
                                                                            2012     10.77        10.98     16,077,172.81
                                                                            2013     10.98        10.36     14,522,524.64
                                                                            2014     10.36        11.02     13,597,014.88

Pyramis(R) Managed Risk Investment Division (Class B) (4/29/2013).......... 2013     10.21        10.77      1,848,482.75
                                                                            2014     10.77        11.56      3,534,460.25

Russell 2000(R) Index Investment Division (Class B) (10/7/2011)............ 2011     15.57        17.59        495,214.45
                                                                            2012     17.59        20.17        537,110.41
                                                                            2013     20.17        27.56        507,144.46
                                                                            2014     27.56        28.55        544,526.32

Schroders Global Multi-Asset Investment Division (Class B) (4/30/2012)..... 2012      1.01         1.06     39,320,823.75
                                                                            2013      1.06         1.16    107,055,296.88
                                                                            2014      1.16         1.24    122,473,708.86

SSgA Growth and Income ETF Investment Division (Class B) (10/7/2011)....... 2011     11.17        11.82     18,884,110.88
                                                                            2012     11.82        13.19     18,948,745.89
                                                                            2013     13.19        14.72     17,907,381.01
                                                                            2014     14.72        15.40     16,897,591.45

SSgA Growth ETF Investment Division (Class B) (10/7/2011).................. 2011     10.38        11.03      1,547,797.47
                                                                            2012     11.03        12.55      1,500,332.65
                                                                            2013     12.55        14.65      1,628,466.91
                                                                            2014     14.65        15.26      1,684,313.72

T. Rowe Price Large Cap Growth Investment Division (Class B)............... 2013      7.36         9.31      1,598,409.38
                                                                            2014      9.31        10.02      1,846,275.32

T. Rowe Price Large Cap Growth Investment Division (Class B) (formerly RCM
  Technology Investment Division (Class B)) (10/7/2011).................... 2011      6.27         6.31      1,387,810.10
                                                                            2012      6.31         7.00      1,467,986.52
                                                                            2013      7.00         7.33              0.00

T. Rowe Price Mid Cap Growth Investment Division (Class B) (10/7/2011)..... 2011      9.72        10.44      2,813,703.76
                                                                            2012     10.44        11.73      2,946,419.54
                                                                            2013     11.73        15.85      2,835,378.70
                                                                            2014     15.85        17.67      2,767,850.82

T. Rowe Price Small Cap Growth Investment Division (Class B) (10/7/2011)... 2011     16.86        18.82        691,790.85
                                                                            2012     18.82        21.56        720,744.61
                                                                            2013     21.56        30.74        728,242.55
                                                                            2014     30.74        32.40        768,049.45

                                                                                 Beginning of               Number of
                                                                                     Year     End of Year  Accumulation
                                                                                 Accumulation Accumulation Units End of
Investment Division                                                         Year  Unit Value   Unit Value      Year
-------------------                                                         ---- ------------ ------------ ------------
Van Eck Global Natural Resources Investment Division (Class B) (10/7/2011). 2011   $ 14.91      $ 15.58      790,901.19
                                                                            2012     15.58        15.80      920,281.74
                                                                            2013     15.80        17.29      873,198.13
                                                                            2014     17.29        13.88      948,752.88

Western Asset Management U.S. Government Investment Division (Class B)
  (10/7/2011).............................................................. 2011     18.70        18.82      849,935.44
                                                                            2012     18.82        19.18      913,862.74
                                                                            2013     19.18        18.78      922,654.79
                                                                            2014     18.78        19.04      899,243.06

WMC Core Equity Opportunities Investment Division (formerly Davis Venture
  Value Investment Division (Class B)) (10/7/2011)......................... 2011     29.70        32.51    1,266,027.80
                                                                            2012     32.51        36.19    1,230,138.13
                                                                            2013     36.19        47.71    1,101,731.84
                                                                            2014     47.71        52.05      985,641.98

WMC Large Cap Research Investment Division (formerly BlackRock Large Cap
  Core Investment Division (Class B)) (10/7/2011).......................... 2011      8.88         9.60    1,249,088.17
                                                                            2012      9.60        10.75    1,193,672.07
                                                                            2013     10.75        14.26    1,120,989.92
                                                                            2014     14.26        15.99    1,013,433.72

At 1.40 Separate Account Charge:
--------------------------------
American Funds Global Small Capitalization Investment Division (Class 2)
  (10/7/2011).............................................................. 2011     24.03        24.79      975,850.58
                                                                            2012     24.79        28.89      975,463.20
                                                                            2013     28.89        36.54      895,201.06
                                                                            2014     36.54        36.80      894,156.80

American Funds Growth-Income Investment Division (Class 2) (10/7/2011)..... 2011     94.60       101.26      338,798.10
                                                                            2012    101.26       117.30      327,601.24
                                                                            2013    117.30       154.43      310,504.27
                                                                            2014    154.43       168.47      296,454.80



The assets of the ClearBridge Aggressive Growth II Investment Division of the Met Investors Fund merged into ClearBridge Aggressive Growth Investment Division of the Met Investors Fund on April 28, 2014. Accumulation Unit Values prior to April 28, 2014 are those of the ClearBridge Aggressive Growth II Investment Division.

The assets of the MetLife Growth Strategy Investment Division of the Met Investors Fund merged into MetLife Asset Allocation 80 Investment Division of the Metropolitan Fund on April 28, 2014. Accumulation Unit Values prior to April 28, 2014 are those of the MetLife Growth Strategy Investment Division.


The assets of the Met/Franklin Income Investment Division of the Met Investors Fund were merged into Loomis Sayles Global Markets Investment Division of the Met Investors Fund on April 29, 2013. Accumulation Unit Values prior to
April 29, 2013 are those of the Met/Franklin Income Investment Division.

The assets of the Met/Franklin Mutual Shares Investment Division of the Met Investors Fund were merged into MFS(R) Value Investment Division of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to
April 29, 2013 are those of the Met/Franklin Mutual Shares Investment Division.

The assets of the Met/Franklin Templeton Founding Strategy Investment Division of the Met Investors Fund were merged into MetLife Growth Strategy Investment Division of the Met Investors Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Met/Franklin Templeton Founding Strategy Investment Division.

The assets of the MLA Mid Cap Investment Division of the Met Investors Fund were merged into Neuberger Berman Genesis Investment Division of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the MLA Mid Cap Investment Division.

The assets of the RCM Technology Investment Division of the Met Investors Fund were merged into T. Rowe Price Large Cap Growth Investment Division of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to
April 29, 2013 are those of the RCM Technology Investment Division.

The assets of the Met/Templeton Growth Investment Division of the Met Investors Fund were merged into Oppenheimer Global Equity Investment Division of the Met Investors Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Met/Templeton Growth Investment Division.

The assets of the Oppenheimer Global Equity Investment Division of the Metropolitan Fund were merged into Oppenheimer Global Equity Investment Division of the Met Investors Trust on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Oppenheimer Global Equity Portfolio of the Metropolitan Fund.

C Class shares of the JP Morgan Core Bond Investment Division of the Met Investors Fund were exchanged for B Class shares of the JP Morgan Core Bond Investment Division of the Met Investors Fund on April 29, 2013.

The assets of the Oppenheimer Capital Appreciation Investment Division of the Met Investors Fund were merged into the Jennison Growth Investment Division of the Metropolitan Fund on April 30, 2012. Accumulation Unit Values prior to April 30, 2012 are those of the Oppenheimer Capital Appreciation Investment Division.

The assets of the Lord Abbett Mid Cap Value Investment Division (formerly the Neuberger Berman Mid Cap Value Division) of the Metropolitan Fund were merged into the Lord Abbett Mid Cap Value Investment Division of the Met Investors Fund on April 30, 2012. Accumulation Unit Values prior to April 30, 2012 are those of the Lord Abbett Mid Cap Value Investment Division of the Metropolitan Fund.

APPENDIX C

PORTFOLIO LEGAL AND MARKETING NAMES


SERIES FUND/TRUST                       LEGAL NAME OF PORTFOLIO SERIES    MARKETING NAME
-----------------                       ------------------------------    --------------
  American Funds Insurance Series(R)    Global Small Capitalization Fund  American Funds Global Small Capitalization Fund
  American Funds Insurance Series(R)    Growth - Income Fund              American Funds Growth-Income Fund

APPENDIX D

ENHANCED DEATH BENEFIT ("EDB") EXAMPLES

The purpose of these examples is to illustrate the operation of the EDB. Example (5) shows how required minimum distributions affect the Death Benefit Base when an EDB is elected with an IRA Contract (or another Contract subject to Section 401(a)(9) of the Code).

(1)THE ANNUAL INCREASE AMOUNT

   Graphic Example: Determining a death benefit based on the Annual Increase Amount

   Assume that You make an initial purchase payment of $100,000. While you own the Contract, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the investment options You selected. Your purchase payments accumulate at the EDB Annual Increase Rate (See "Death Benefit -- Generally Optional Death Benefits -- Enhanced Death Benefits -- EDB Rate Table"), until the Contract Anniversary prior to the Contract Owner's 91st birthday. Your purchase payments are also adjusted for any withdrawals (including any applicable Withdrawal Charge) made during this period. The line (your purchase payments accumulated at the EDB Annual Increase Rate, adjusted for withdrawals and charges -- "the Annual Increase Amount") is the value upon which the death benefit can be based.

                                    [GRAPHIC]



   In this example, at the time the death benefit is determined, the Annual Increase Amount is higher than the Account Value. Assume that the Annual Increase Amount is also higher than the Highest Anniversary Value (the other calculation used to determine the death benefit under the EDB -- see Example
   (2) below). Because the Annual Increase Amount is higher than the Account Value and the Highest Anniversary Value, the death benefit will be equal to the Annual Increase Amount.

(2)THE HIGHEST ANNIVERSARY VALUE (HAV)

   Graphic Example: Determining a death benefit based on the Highest Anniversary Value

   While You own the Contract, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each Contract Anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the Contract Anniversary immediately prior to the Contract Owner's 81st birthday. The Highest Anniversary Value is also adjusted for any withdrawals taken (including any applicable Withdrawal Charge) or any additional purchase payments made. The Highest Anniversary Value line is the value upon which the death benefit can be based.

                                    [GRAPHIC]



   In this example, at the time the death benefit is determined, the Highest Anniversary Value is higher than the Account Value. Assume that the Highest Anniversary Value is also higher than the Annual Increase Amount. Because the Highest Anniversary Value is higher than the Account Value and the Annual Increase Amount, the death benefit will be equal to the Highest Anniversary Value.

(3)PUTTING IT ALL TOGETHER

   Graphic Example: Determining a death benefit based on the Annual Increase Amount and the Highest Anniversary Value

   While You own the Contract, the two calculations (the Annual Increase Amount and the Highest Anniversary Value) work together to protect your future death benefit. As shown in the graphic below, the death benefit will be the greatest of the Annual Increase Amount, the Highest Anniversary Value, and the Account Value.

                                    [GRAPHIC]



   If at the time the death benefit is determined your Account Value would provide a larger death benefit than would the Annual Increase Amount or Highest Anniversary Value, You will have paid for the EDB although it was never used.

(4)THE OPTIONAL STEP-UP: AUTOMATIC ANNUAL STEP-UP

   Assume your initial investment is $100,000 and no withdrawals are taken. The Annual Increase Amount will be increased by the EDB Annual Increase Rate on the first Contract Anniversary. Assume your Account Value at the first Contract Anniversary is $110,000 due to good market performance, and $110,000 is greater than the Annual Increase Amount increased by the EDB Annual Increase Rate. Also assume that prior to the first Contract Anniversary, You elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur on the first Contract Anniversary. (An Optional Step-Up is permitted on any Contract Anniversary when the Contract Owner (or older Joint Contract Owner, or Annuitant if the Contract is owned by a non-natural person) is age 80 or younger).

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The effect of the Optional Step-Up is:

(1)The Annual Increase Amount automatically increases to $110,000; and

(2)The EDB optional benefit charge may be reset to the fee we would charge new Contract Owners for the same EDB at that time.

Assume your Account Value at the second Contract Anniversary is $120,000 due to good market performance, and You have not discontinued the Automatic Annual Step-Up feature. If your $120,000 Account Value is higher than your Annual Increase Amount (calculated on the second Contract Anniversary using the EDB Annual Increase Rate), an Optional Step-Up will automatically occur on the second Contract Anniversary.

The effect of the Optional Step-Up is:

(1)The Annual Increase Amount automatically increases to $120,000; and

(2)The EDB optional benefit charge may be reset to the fee we would charge new Contract Owners for the same EDB at that time.

Assume your Account Value increases by $10,000 at each Contract Anniversary in years three through seven. If on each Contract Anniversary your Account Value exceeds the Annual Increase Amount, an Optional Step-Up would automatically occur (provided You had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).

The effect of each Optional Step-Up is:

(1)The Annual Increase Amount automatically resets to the higher Account Value; and

(2)The EDB optional benefit charge may be reset to the fee we would charge new Contract Owners for the same EDB at that time.

After the seventh Contract Anniversary, the initial Automatic Annual Step-Up election expires. Assume You do not make a new election of the Automatic Annual Step-Up.

Assume your Account Value at the eighth Contract Anniversary has decreased to $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. The Annual Increase Amount will, however, be increased by the EDB Annual Increase Rate on the eighth Contract Anniversary. Furthermore, if poor market performance prevents your Account Value from exceeding your Annual Increase Amount on future Contract Anniversaries, the Annual Increase Amount will continue to grow at the EDB Annual Increase Rate annually (provided the EDB continues in effect, and subject to adjustments for additional Purchase Payments and/or withdrawals) through the Contract Anniversary prior to your 91st birthday. Also, because there are no further Optional Step-Ups, the EDB optional benefit charge will remain at its current level.

                                    [GRAPHIC]



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(5)REQUIRED MINIMUM DISTRIBUTION EXAMPLES

The following examples only apply to IRAs and other contracts subject to
Section 401(a)(9) of the Code. Assume an IRA Contract is issued on September 1, 2015 and the EDB is selected. Assume that on the first Contract Anniversary (September 1, 2016), the Annual Increase Amount is $100,000. Assume the required minimum distribution amount for 2016 with respect to this Contract is $6,000, and the required minimum distribution amount for 2017 with respect to this Contract is $7,200. Assume that on both the first Contract Anniversary (September 1, 2016) and the second Contract Anniversary (September 1, 2017) the Account Value is $100,000. On the second Contract Anniversary, the annual increase rate is the greater of:

   (a)the EDB Annual Increase Rate; or

   (b)the required minimum distribution rate (as defined below).

The required minimum distribution rate equals the greater of:


(1) the required minimum distribution amount for 2016 ($6,000) or for 2017 ($7,200), whichever is greater, divided by the sum of: (i) the Annual Increase Amount as of September 1 , 2016 ($100,000) and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year ($0);

(2a)if the Contract Owner enrolls only in the Automated Required Minimum Distribution Service, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Service, divided by the sum of
    (i) the Annual Increase Amount at the beginning of the Contract Year and
    (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or

(2b)if the Contract Owner enrolls in both the Systematic Withdrawal Program and the Automated Required Minimum Distribution Service, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of the EDB Annual Increase Rate as a percentage of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Service (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.


Because $7,200 (the required minimum distribution amount for 2017) is greater than $6,000 (the required minimum distribution amount for 2016), item (1) above is equal to $7,200 divided by $100,000, or 7.2%.

(i) Withdrawals Through the Automated Required Minimum Distribution Service

If the Contract Owner enrolls in the Automated Required Minimum Distribution Service and elects monthly withdrawals, the Owner will receive $6,800 over the second Contract Year (from September 2016 through August 2017). Assuming the Owner makes no withdrawals outside the Automated Required Minimum Distribution Service, on September 1, 2017, the Annual Increase Amount will be increased to $100,400. This is calculated by increasing the Annual Increase Amount from September 1, 2016 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn through the Automated Required Minimum Distribution Service ($6,800): $100,000 increased by 7.2% = $107,200; $107,200 - $6,800 =
$100,400.

(Why does the Contract Owner receive $6,800 under the Automated Required Minimum Distribution Service in this example? From September through December 2016, the Owner receives $500 per month ($500 equals the $6,000 required minimum distribution amount for 2016 divided by 12). From January through August 2017, the Owner receives $600 per month ($600 equals the $7,200 required minimum distribution amount for 2017 divided by 12). The Owner receives $2,000 in 2016 and $4,800 in 2017, for a total of $6,800.)

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(ii)Withdrawals Outside the Automated Required Minimum Distribution Service

If the Contract Owner withdraws the $6,000 required minimum distribution amount for 2016 in December 2016 and makes no other withdrawals from September 2016 through August 2017, the Annual Increase Amount on September 1, 2017 will be $101,200. This is calculated by increasing the Annual Increase Amount from September 1, 2016 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($6,000): $100,000 increased by 7.2% = $107,200; $107,200 - $6,000 = $101,200.

If the Contract Owner withdraws the $7,200 required minimum distribution amount for 2017 in January 2017 and makes no other withdrawals from September 2016 through August 2017, the Annual Increase Amount on September 1, 2017 will be $100,000. This is calculated by increasing the Annual Increase Amount from September 1, 2016 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($7,200): $100,000 increased by 7.2% = $107,200; $107,200 - $7,200 =100,000.

(iii)Withdrawals in Excess of the Required Minimum Distribution Amounts

Assume the Contract Owner withdraws $7,250 on September 1, 2016 and makes no other withdrawals before the second Contract Anniversary. Because the $7,250 withdrawal exceeds the required minimum distribution amounts for 2016 and 2017, the annual increase rate will be equal to the EDB Annual Increase Rate (as shown in the EDB Rate Table). On September 1, 2016, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($100,000) multiplied by the percentage reduction in the Account Value attributed to the withdrawal (7.25%). Therefore, the new Annual Increase Amount is $92,750 ($100,000 x 7.25% = $7,250; $100,000 - $7,250 = $92,750).
Assuming no other Purchase Payments or withdrawals are made before the second Contract Anniversary, the Annual Increase Amount on the second Contract Anniversary (September 1, 2017) will be $92,750 increased by the EDB Annual Increase Rate.

(iv)No Withdrawals

If the Contract Owner fulfills the minimum distribution requirements by making withdrawals from other IRA accounts and does not make any withdrawals from this Contract, the Annual Increase Amount on September 1, 2017 will be $107,200. This is calculated by increasing the Annual Increase Amount from September 1, 2016 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn from the Contract ($0).

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APPENDIX E

GUARANTEED MINIMUM INCOME BENEFIT ("GMIB") EXAMPLES

The purpose of these examples is to illustrate the operation of the GMIB optional benefits. Example (6) shows how required minimum distributions affect the Income Base when a GMIB optional benefits is elected with an IRA Contract (or another Contract subject to Section 401(a)(9) of the Code).

The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES.

(1)THE ANNUAL INCREASE AMOUNT

   Graphic Example: Determining a value upon which future income payments can be based

   Assume that You make an initial purchase payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial purchase payment depending on the investment performance of the investment options You selected. Your purchase payments accumulate at the GMIB Annual Increase Rate (see "Living Benefits -- Guaranteed Minimum Income Beneft ("GMIB") -- GMIB Rate Table"), until the Contract Anniversary prior to the Contract Owner's 91st birthday (Note: For New York state only - subject to the Annual Increase Amount Limit (see "Living Benefits -- Operation of the GMIB -- Annual Increase Amount Limit"). Your purchase payments are also adjusted for any withdrawals (including any applicable Withdrawal Charge) made during this period. The line (your purchase payments accumulated at the GMIB Annual Increase Rate, adjusted for withdrawals and charges -- "the Annual Increase Amount") is the value upon which future income payments can be based.

                                    [GRAPHIC]



   Graphic Example: Determining your guaranteed lifetime income stream

   Assume that You decide to annuitize your Contract and begin taking Annuity Payments after 20 years. In this example, your Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the Annual Increase Amount will be applied to the annuity pay-out rates in the GMIB Annuity Table to determine your lifetime Annuity Payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GMIB PAYMENT AND THE CHARGE FOR THE BENEFIT.

                                    [GRAPHIC]



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(2)THE HIGHEST ANNIVERSARY VALUE (HAV)

   Graphic Example: Determining a value upon which future income payments can be based

   Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each Contract Anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the Contract Anniversary immediately prior to the Contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable Withdrawal Charge) or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.

                                    [GRAPHIC]



   Graphic Example: Determining your guaranteed lifetime income stream

   Assume that You decide to annuitize your Contract and begin taking Annuity Payments after 20 years. In this example, the Highest Anniversary Value is higher than the Account Value. Assume that the Highest Anniversary Value is also higher than the Annual Increase Amount. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the GMIB Annuity Table to determine your lifetime Annuity Payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GMIB PAYMENT AND THE CHARGE FOR THE BENEFIT.

                                    [GRAPHIC]



(3)PUTTING IT ALL TOGETHER

   Graphic Example

   Prior to annuitization, the two calculations (the Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. (Note: For New York state only -- the Annual Increase Amount is subject to

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   the Annual Increase Amount Limit. See "Living Benefits -- Operation of the
   GMIB -- Annual Increase Amount Limit.") Upon annuitization of the Contract, You will receive income payments for life and the Income Bases and the Account Value will cease to exist. Also, the GMIB may only be exercised no later than the Contract Anniversary prior to the Contract Owner's 91st birthday, after a 10 year waiting period, and then only within a 30 day period following the Contract Anniversary.

                                    [GRAPHIC]



   With the GMIB, the Income Base is applied to special, conservative GMIB annuity purchase factors, which are guaranteed at the time the Contract is issued. However, if then-current annuity purchase factors applied to the Account Value would produce a greater amount of income, then You will receive the greater amount. In other words, when You annuitize your Contract You will receive whatever amount produces the greatest income payment. Therefore, if your Account Value would provide greater income than would the amount provided under the GMIB, You will have paid for the GMIB although it was never used.

                                    [GRAPHIC]



(4)THE GUARANTEED PRINCIPAL OPTION

Assume your initial purchase payment is $100,000 and no withdrawals are taken. Assume that the Account Value at the 10th Contract Anniversary is $50,000 due to poor market performance, and You exercise the Guaranteed Principal Option at this time.

The effects of exercising the Guaranteed Principal Option are:

(1)A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the Account Value 30 days after the 10th Contract Anniversary bringing the Account Value back up to $100,000.

(2)The GMIB and optional benefit charge terminate as of the date that the adjustment is made to the Account Value; the variable annuity Contract continues.

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(3)The GMIB allocation and transfer restrictions terminate as of the date that the adjustment is made to the Account Value.

                                    [GRAPHIC]



* Withdrawals reduce the original purchase payment (i.E. those payments credited within 120 days of Contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.

(5)THE OPTIONAL STEP-UP: AUTOMATIC ANNUAL STEP-UP

Assume your initial investment is $100,000 and no withdrawals are taken. The Annual Increase Amount will be increased by the GMIB Annual Increase Rate on the first anniversary. Assume your Account Value at the first Contract Anniversary is $110,000 due to good market performance, and $110,000 is greater than the Annual Increase Amount increased by the GMIB Annual Increase Rate. Also assume that prior to the first Contract Anniversary, You elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.

The effect of the Optional Step-Up is:

(1)The Annual Increase Amount automatically increases to $110,000;

(2)The 10-year waiting period to annuitize the Contract under the GMIB is reset to 10 years from the first Contract Anniversary;

(3)The GMIB optional benefit charge may be reset to the fee we would charge new Contract Owners for the same GMIB at that time; and

(4)The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.

Assume your Account Value at the second Contract Anniversary is $120,000 due to good market performance, and You have not discontinued the Automatic Annual Step-Up feature. If your $120,000 Account Value is higher than your Annual Increase Amount (calculated on the second Contract Anniversary using the GMIB Annual Increase Rate), an Optional Step-Up will automatically occur.

The effect of the Optional Step-Up is:

(1)The Annual Increase Amount automatically increases to $120,000;

(2)The 10-year waiting period to annuitize the Contract under the GMIB is reset to 10 years from the second Contract Anniversary;

(3)The GMIB optional benefit charge may be reset to the fee we would charge new Contract Owners for the same GMIB at that time; and

(4)The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.

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Assume your Account Value increases by $10,000 at each Contract Anniversary in years three through seven. If on each Contract Anniversary your Account Value exceeds the Annual Increase Amount, an Optional Step-Up would automatically occur (provided You had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).

The effect of each Optional Step-Up is:

(1)The Annual Increase Amount automatically resets to the higher Account Value;

(2)The 10-year waiting period to annuitize the Contract under the GMIB is reset to 10 years from the date of the Optional Step-Up;

(3)The GMIB optional benefit charge may be reset to the fee we would charge new Contract Owners for the same GMIB at that time; and

(4)The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.

After the seventh Contract Anniversary, the initial Automatic Annual Step-Up election expires. Assume You do not make a new election of the Automatic Annual Step-Up.

Assume your Account Value at the eighth Contract Anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. The Annual Increase Amount will, however, be increased by the GMIB Annual Increase Rate on the eighth Contract Anniversary. Furthermore, if poor market performance prevents your Account Value from exceeding your Annual Increase Amount on future Contract Anniversaries, the Annual Increase Amount will continue to grow at the GMIB Annual Increase Rate annually (provided the GMIB continues in effect, and subject to adjustments for additional purchase payments and/or withdrawals) through the Contract Anniversary prior to your 91st birthday. (Note: For New York state only - subject to the Annual Increase Amount Limit (see "Living Benefits -- Operation of the GMIB -- Annual Increase Amount Limit"). Also, please note:

(1)The 10-year waiting period to annuitize the Contract under the GMIB remains at the 17th Contract Anniversary (10 years from the date of the last Optional Step-Up);

(2)The GMIB optional benefit charge remains at its current level; and

(3)The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.

                                    [GRAPHIC]



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(6)REQUIRED MINIMUM DISTRIBUTION EXAMPLES

The following examples only apply to IRAs and other contracts subject to
Section 401(a)(9) of the Code. Assume an IRA Contract is issued on September 1, 2015 and a GMIB is selected. Assume that on the first Contract Anniversary (September 1, 2016), the Annual Increase Amount is $100,000. Assume the required minimum distribution amount for 2016 with respect to this Contract is $6,000, and the required minimum distribution amount for 2017 with respect to this Contract is $7,200. Assume that on both the first Contract Anniversary (September 1, 2016) and the second Contract Anniversary (September 1, 2017) the Account Value is $100,000. On the second Contract Anniversary, the annual increase rate is the greater of:

   (a)the GMIB Annual Increase Rate; or

   (b)the required minimum distribution rate (as defined below).

The required minimum distribution rate equals the greater of:


(1)the required minimum distribution amount for 2016 ($6,000) or for 2017 ($7,200), whichever is greater, divided by the sum of: (i) the Annual Increase Amount as of September 1, 2016 ($100,000) and any subsequent purchase payments received during the Contract Year before the end of the calendar year ($0);

(2a)if the Contract Owner enrolls only in the Automated Required Minimum Distribution Service, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Service, divided by the sum of:
    (i) the Annual Increase Amount at the beginning of the Contract Year and
    (ii) any subsequent purchase payments received during the Contract Year before the end of the calendar year; or

(2b)if the Contract Owner enrolls in both the Systematic Withdrawal Program and the Automated Required Minimum Distribution Service, the total withdrawals during the Contract Year under (i) the Systematic Withdrawal Program (up to a maximum of the GMIB Annual Increase Rate as a percentage of the Annual Increase Amount at the beginning of the Contract Year) and (ii) the Automated Required Minimum Distribution Service (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent purchase payments received during the Contract Year before the end of the calendar year;


Because $7,200 (the required minimum distribution amount for 2017) is greater than $6,000 (the required minimum distribution amount for 2016), item (1) above is equal to $7,200 divided by $100,000, or 7.2%.

(i)Withdrawals Through the Automated Required Minimum Distribution Service

   If the Contract Owner enrolls in the Automated Required Minimum Distribution Service and elects monthly withdrawals, the Owner will receive $6,800 over the second Contract Year (from September 2016 through August 2017). Assuming the Owner makes no withdrawals outside the Automated Required Minimum Distribution Service, on September 1, 2017, the Annual Increase Amount will be increased to $100,400. This is calculated by increasing the Annual Increase Amount from September 1, 2016 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn through the Automated Required Minimum Distribution Service ($6,800): $100,000 increased by 7.2% = $107,200; $107,200 - $6,800 = $100,400.

   (Why does the Contract Owner receive $6,800 under the Automated Required Minimum Distribution Service in this example? From September through December 2016, the Contract Owner receives $500 per month ($500 equals the $6,000 required minimum distribution amount for 2016 divided by 12). From January through August 2017, the Owner receives $600 per month ($600 equals the $7,200 required minimum distribution amount for 2017 divided by 12). The Owner receives $2,000 in 2016 and $4,800 in 2017, for a total of $6,800.)

(ii)Withdrawals Outside the Automated Required Minimum Distribution Service

   If the Contract Owner withdraws the $6,000 required minimum distribution amount for 2016 in December 2016 and makes no other withdrawals from September 2016 through August 2017, the Annual Increase Amount on

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   September 1, 2017 will be $101,200. This is calculated by increasing the
   Annual Increase Amount from September 1, 2016 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($6,000):
   $100,000 increased by 7.2% = $107,200; $107,200 - $6,000 = $101,200.

   If the Contract Owner withdraws the $7,200 required minimum distribution amount for 2017 in January 2017 and makes no other withdrawals from September 2016 through August 2017, the Annual Increase Amount on September 1, 2017 will be $100,000. This is calculated by increasing the Annual Increase Amount from September 1, 2016 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($7,200):
   $100,000 increased by 7.2% = $107,200; $107,200 - $7,200 = $100,000.

(iii)Withdrawals in Excess of the Required Minimum Distribution Amounts

   Assume the Contract Owner withdraws $7,250 on September 1, 2016 and makes no other withdrawals before the second Contract Anniversary. Because the $7,250 withdrawal exceeds the required minimum distribution amounts for 2016 and 2017, the annual increase rate will be equal to the GMIB Annual Increase Rate (as shown in the GMIB Rate Table). On September 1, 2016, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($100,000) multiplied by the percentage reduction in the Account Value attributed to the withdrawal (7.25%). Therefore, the new Annual Increase Amount is $92,750 ($100,000 X 7.25% = $7,250; $100,000 - $7,250 = $92,750). Assuming no other purchase payments or withdrawals are made before the second Contract Anniversary, the Annual Increase Amount on the second Contract Anniversary (September 1, 2017) will be $92,750 increased by the GMIB Annual Increase Rate.

(iv)No Withdrawals

   If the Contract Owner fulfills the minimum distribution requirements by making withdrawals from other IRA accounts and does not make any withdrawals from this Contract, the Annual Increase Amount on September 1, 2017 will be $107,200. This is calculated by increasing the Annual Increase Amount from September 1, 2016 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn from the Contract ($0).

   For New York State only - Under the GMIB, the Annual Increase Amount is limited to a maximum percentage of your purchase payments or, if greater, the same percentage of the Annual Increase Amount as increased by the most recent Optional Step-Up. See "Living Benefits -- Operation of the
   GMIB -- Annual Increase Amount Limit."

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
APPENDIX F

GUARANTEED WITHDRAWAL BENEFIT ("GWB") EXAMPLES

The purpose of these examples is to illustrate the operation of the GWB. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES. The GWB does not establish or guarantee an Account Value or minimum return for any Portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount cannot be taken as a lump sum.

A.  GWB -- Annual Benefit Payment Continuing When Account Value Reaches Zero

When You purchase a Contract and elect the optional GWB:

..    your initial Account Value is equal to your initial purchase payment;

..    your initial Total Guaranteed Withdrawal Amount (the minimum amount You are guaranteed to receive over time) is equal to your initial purchase payment;

..    your initial Remaining Guaranteed Withdrawal Amount (the remaining minimum amount You are guaranteed to receive over time) is equal to the Total Guaranteed Withdrawal Amount; and

..    your initial Annual Benefit Payment (the amount You may withdraw each
     Contract Year without taking an Excess Withdrawal) is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the applicable GWB Withdrawal Rate (see "Living Benefits -- Guaranteed Withdrawal Benefits -- GWB Rate Table").

The graphic example below shows how withdrawing the Annual Benefit Payment each Contract Year reduces the Remaining Guaranteed Withdrawal Amount and Account Value. Assume the over time the Account Value is reduced to zero by the effects of withdrawing the Annual Benefit Payment and poor market performance. If the Account Value reaches zero while a Remaining Guaranteed Withdrawal Amount still remains, we will begin making payments to You (equal, on a annual basis, to the Annual Benefit Payment) until the Remaining Guaranteed Withdrawal Amount is exhausted. The total amount withdrawn over the life of the Contract will be equal to the initial Total Guaranteed Withdrawal Amount.

                                    [CHART]



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B.  GWB -- Effect of an Excess Withdrawal

A withdrawal that causes your total withdrawals in a Contract Year to exceed the Annual Benefit Payment is called an "Excess Withdrawal."

As described in Example A above, if You do not take Excess Withdrawals, the GWB guarantees that the entire amount of purchase payments You make will be returned to You through a series of withdrawals over time, even if your Account Value is reduced to zero. Non-Excess Withdrawals do not decrease the Total Guaranteed Withdrawal Amount or Annual Benefit Payment, and decrease the Remaining Guaranteed Withdrawal Amount by the dollar amount of the withdrawal.

If You do take an Excess Withdrawal, You will reduce the amount guaranteed be returned to You under the GWB. If You take an Excess Withdrawal, we will:

..    reduce the Total Guaranteed Withdrawal Amount in the same proportion that the Excess Withdrawal reduced the Account Value;

..    reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the Excess Withdrawal reduces the Account Value; and

..    reduce the Annual Benefit Payment to the new Total Guaranteed Withdrawal
     Amount multiplied by the GWB Withdrawal Rate.

For example, if an Excess Withdrawal is equal to 10% of the Account Value, that Excess Withdrawal will reduce both the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by 10%, and the new Annual Benefit Payment will be calculated based on the reduced Total Guaranteed Withdrawal Amount.

These reductions is the Total Guaranteed Withdrawal Amount, Remaining Guaranteed Withdrawal Amount, and Annual Benefit Payment may be significant, particularly when the Account Value at the time of the Excess Withdrawal is lower than the Total Guaranteed Withdrawal Amount. An Excess Withdrawal that reduces the Account Value to zero will terminate the Contract.

C.  GWB -- Excess Withdrawals -- Single Withdrawal vs. Multiple Withdrawals

Assume You make an initial purchase payment of $100,000. Your initial Account Value would be $100,000, Your initial Total Guaranteed Withdrawal Amount would be $100,000, and Your initial Remaining Guaranteed Withdrawal Amount is 100,000. Also assume the GWB Withdrawal Rate is 5%, making Your Annual Benefit Payment $5,000 ($100,000 x 5%).

Assume due to poor market performance Your Account Value is reduced to $80,000 and You decide to make a $10,000 withdrawal, which reduces Your Account Value to $70,000 ($80,000 - $10,000). Since Your $10,000 withdrawal exceeds Your Annual Benefit Payment of $5,000, Your Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount will be reduced in the same proportion that the withdrawal reduced the Account Value. The reduction is equal to the withdrawal amount ($10,000) divided by the Account Value before such withdrawal ($80,000), which equals 12.5%. The Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount would be reduced to 87,500 ($100,000 reduced by 12.5%). In addition, after such withdrawal, the Annual Benefit Payment would be reset equal to $4,375 (5% x $87,500).


Assume instead that You withdrew $10,000 in two separate withdrawals (on different days) of $5,000 and $5,000. Your first withdrawal of $5,000 reduces Your Account Value to $75,000 ($80,000 - $5,000). Since Your first withdrawal of $5,000 does not exceed Your Annual Benefit Payment of $5,000, Your Total Guaranteed Withdrawal Amount is not reduced, and the Remaining Guaranteed Withdrawal Amount is reduced by such withdrawal to $95,000. Your second withdrawal (on a subsequent day) of $5,000 reduces Your Account Value to $70,000 ($75,000 - $5,000). Since Your second withdrawal causes Your cumulative withdrawals ($5,000 + $5,000 = $10,000) for the current Contract Year to exceed the Annual

Benefit Payment of $5,000, Your Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount will be reduced in the same proportion that the second withdrawal reduced the Account Value. The reduction is equal to the entire amount of the second withdrawal ($5,000) divided by the Account Value before such withdrawal ($75,000), which equals 6.7%. The Total Guaranteed Withdrawal Amount would be reduced to $93,300 ($100,000 reduced by 6.7%), and the Remaining Guaranteed Withdrawal Amount would be reduced to $88,635 ($96,000 reduced by 6.7%). In addition, after the second withdrawal, the Annual Benefit Payment would be reset equal to $4,665 (5% x $93,300).


D.  GWB -- How the Automatic Annual Step-Up Works

As described in Example A above, when You purchase a Contract and elect the optional GWB, the initial Account Value and Total Guaranteed Withdrawal Amount are equal to the initial purchase payment. The initial Annual Benefit Payment is equal to the initial Total Guaranteed Withdrawal Amount multiplied by your GWB Withdrawal Rate.

Assume that on the first Contract Anniversary the Account Value is greater than the Total Guaranteed Withdrawal Amount. As shown in the graphic example below, the Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount to equal the Account Value. The Remaining Guaranteed Withdrawal Amount will also be increased to equal the Account Value. The Annual Benefit Payment will be set equal to the newly recalculated Total Guaranteed Withdrawal Amount multiplied by the GWB Withdrawal Rate.

Assume that on the second Contract Anniversary the Account Value is one again greater than the Total Guaranteed Withdrawal Amount. As shown in the graphic example below, the Automatic Annual Step-Up will again increase the Total Guaranteed Withdrawal Amount to equal the Account Value. The Remaining Guaranteed Withdrawal Amount will also be increased to equal the Account Value. The Annual Benefit Payment will be set equal to the newly recalculated Total Guaranteed Withdrawal Amount multiplied by the GWB Withdrawal Rate.

Even if the Account Value decreases after the second Contract Anniversary, the Total Guaranteed Withdrawal Amount and Annual Benefit Payment will not decrease as long as You do not take Excess Withdrawals.

The graphic example below shows how the Automatic Annual Step-Ups on the first and second Contract Anniversaries increase the Total Guaranteed Withdrawal Amount. It also shows the Contract Owner choosing to begin withdrawals of the Annual Benefit Payment on the fifth Contract Anniversary.

Automatic Annual Step-Ups may only occur on Contract Anniversaries prior to the Contract Owner's 86th birthday. If an Automatic Annual Step-Up occurs, we may reset the GWB optional benefit charge to a rate that does not exceed the lower of: (a) the GWB Maximum Fee Rate (1.80%) or (b) the current rate that we would charge for the same optional benefit available for new Contract purchases at the time of the Automatic Annual Step-Up. If an Automatic Annual Step-Up would result in an increase in your GWB optional benefit charge, we will notify You in writing a minimum of 30 days in advance of the applicable Contract Anniversary and inform You that You may choose to decline the Automatic Annual Step-Up.

                                    [CHART]

APPENDIX G

GUARANTEED LIFETIME WITHDRAWAL BENEFIT ("GLWB") EXAMPLES

The purpose of these examples is to illustrate the operation of the GLWB optional benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES. The GLWB optional benefit does not establish or guarantee an Account Value or minimum return for any Portfolio. The Benefit Base cannot be taken as a lump sum. Values are rounded for display purposes only.

BENEFIT BASE

The initial Benefit Base is equal to your initial purchase payment. The Benefit Base is increased by any additional purchase payments. The Benefit Base may also increase by the Rollup Rate, if applicable, and any Automatic Step-Ups, as described below. The Benefit Base may be reduced for certain types of withdrawals, as described below.

A. WITHDRAWALS

WITHDRAWALS PRIOR TO THE LIFETIME WITHDRAWAL AGE

There is no Annual Benefit Payment prior to the Lifetime Withdrawal Age, so any withdrawal that occurs prior to the Lifetime Withdrawal Age will decrease the Benefit Base in the same proportion that the withdrawal reduces the Account Value; this adjustment is calculated using the amount of the withdrawal (including Withdrawal Charges, if any) divided by the Account Value prior to the withdrawal (a "Proportional Adjustment").

Example:

Assume You make an initial purchase payment of $100,000. Your initial Account Value would be $100,000 and your initial Benefit Base would be $100,000. Assume due to poor market performance your Account Value is reduced to $80,000 and You decide to make a $10,000 withdrawal. Since this withdrawal is made prior to the Lifetime Withdrawal Age, there will be a Proportional Adjustment to the Benefit Base. The Proportional Adjustment is equal to your withdrawal amount ($10,000) divided by your Account Value before such withdrawal ($80,000), which equals 12.5%. Your Benefit Base would be reduced to $87,500 ($100,000 reduced by 12.5%).

WITHDRAWALS AFTER THE LIFETIME WITHDRAWAL AGE

Any withdrawal that occurs after the Lifetime Withdrawal Age is either a Non-Excess Withdrawal or an Excess Withdrawal.

A "Non-Excess Withdrawal" is a withdrawal that does not exceed or cause the cumulative withdrawals for the current Contract Year to exceed the Annual Benefit Payment. Non-Excess Withdrawals do not reduce the Benefit Base, but reduce your Account Value by the amount of each withdrawal.

An "Excess Withdrawal" is a withdrawal that exceeds, or causes the cumulative withdrawals for the current Contract Year to exceed the Annual Benefit Payment. Any Excess Withdrawal(s), and any subsequent withdrawals that occur in that Contract Year, will result in a Proportional Adjustment to the Benefit Base.

The Benefit Base is multiplied by the applicable GLWB Withdrawal Rate while the Account Value is greater than zero to determine your Annual Benefit Payment. The Benefit Base is multiplied by the applicable GLWB Lifetime Guarantee Rate to determine your Annual Benefit Payment if your Account Value is reduced to zero and lifetime payments are to begin.

Examples:

Assume You make an initial purchase payment of $100,000. Your initial Account Value would be $100,000 and your initial Benefit Base would be $100,000. Also assume the GLWB Withdrawal Rate is 5%, making your Annual Benefit Payment $5,000 ($100,000 x 5%).

Non-Excess Withdrawals

You decide to make a $5,000 withdrawal. Since this withdrawal is made after the Lifetime Withdrawal Age and does not exceed the Annual Benefit Payment of $5,000, your Benefit Base of $100,000 is not reduced by such withdrawal.

Excess Withdrawals

Assume due to poor market performance your Account Value is reduced to $80,000 and You decide to make a $10,000 withdrawal, which reduces your Account Value to $70,000 ($80,000 - $10,000). Since your $10,000 withdrawal exceeds your Annual Benefit Payment of $5,000, there will be a Proportional Adjustment to your Benefit Base. The Proportional Adjustment is equal to the withdrawal amount ($10,000) divided by the Account Value before such withdrawal ($80,000), which equals 12.5%. The Benefit Base would be reduced to $87,500 ($100,000 reduced by 12.5%). In addition, after such withdrawal, the Annual Benefit Payment would be reset equal to $4,375 (5% x $87,500).


Assume instead that you withdrew $10,000 in two separate withdrawals (on different days) of $5,000 and $5,000. Your first withdrawal of $5,000 reduces your Account Value to $75,000 ($80,000 - $5,000). Since your first withdrawal of $5,000 does not exceed your Annual Benefit Payment of $5,000, there is no Proportional Adjustment to your Benefit Base. Your second withdrawal (on a subsequent day) of $5,000 reduces your Account Value to $70,000 ($75,000 - $5,000). Since such withdrawal causes your cumulative withdrawals ($5,000 + $5,000 = $10,000) for the current Contract Year to exceed the Annual Benefit Payment of $5,000, there will be a Proportional Adjustment to the Benefit Base. The Proportional Adjustment is equal to the entire amount of the second withdrawal ($5,000) divided by the Account Value before such withdrawal ($75,000), which equals 6.7%. The Benefit Base would be reduced to $93,300 ($100,000 reduced by 6.7%).


B. ROLLUP RATE

On each Contract Anniversary on or before the Rollup Rate Period End Date, if no withdrawals occurred in the previous Contract Year, the Benefit Base will be increased by an amount equal to the Rollup Rate multiplied by the Benefit Base before such increase.

The Benefit Base will not be increased by the Rollup Rate if: (1) a withdrawal has occurred in the Contract Year ending immediately prior to that Contract Anniversary, or (2) after the Rollup Rate Period End Date. The Rollup Rate is applied before deducting any optional benefit charge and before taking into account any Automatic Step-Up occurring on such Contract Anniversary.

Example:

Assume You make an initial purchase payment of $100,000. Your initial Account Value would be $100,000 and your initial Benefit Base would be $100,000. Also assume the GLWB Withdrawal Rate is 5%, making your Annual Benefit Payment $5,000 ($100,000 x 5%).

If your Rollup Rate is 5%, your Benefit Base will increase by 5% on each Contract Anniversary until the Rollup Rate Period End Date, provided that no withdrawals occur in the previous Contract Year. If a withdrawal is not taken in the first Contract Year, your Benefit Base would increase to $105,000 ($100,000 x 105%). Also, if the Benefit Base is increased by the Rollup Rate, the Annual Benefit Payment will be recalculated to $5,250 ($105,000 X 5%).

If a withdrawal is taken in any Contract Year prior to the Rollup Rate Period End Date, the Benefit Base would not be increased by the Rollup Rate on the following Contract Anniversary.

After the Rollup Rate Period End Date, the Benefit Base is not increased by the Rollup Rate.

C. AUTOMATIC STEP-UP

On each Contract Anniversary prior to your 91/st/ birthday, an Automatic Step-Up will occur if the Account Value on that date exceeds the Benefit Base immediately before the Automatic Step-Up. An Automatic Step-Up will
(1) increase the Benefit Base to the Account Value, (2) increase the Annual Benefit Payment to equal the GLWB Withdrawal Rate multiplied by the Benefit Base after the Automatic Step-Up, (3) and may increase the optional benefit charge.

Example:

Assume You make an initial purchase payment of $100,000. Your initial Account Value would be $100,000 and your initial Benefit Base would be $100,000. Also assume your Annual Benefit Payment $5,000 ($100,000 x 5%) but no withdrawals have been made so the GLWB Withdrawal Rate is not determined for the life of the optional benefit by the first withdrawal. At the first Contract Anniversary, assume your Account Value has increased to $110,000 due to good market performance. The Automatic Step-Up will increase the Benefit Base from $100,000 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).

At the second Contract Anniversary, assume your Account Value has increased to $120,000 due to good market performance. The Automatic Step-Up will increase the Benefit Base from $110,000 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).

On the third through the eighth Contract Anniversaries, assume your Account Value does not exceed the Benefit Base due to poor market performance and no withdrawals are made. No Automatic Step-Up will take place on any of the third through eighth Contract Anniversaries; however, the Benefit Base would increase by the Rollup Rate, as described above.

At the ninth Contract Anniversary, assume your Account Value has increased to $150,000 due to good market performance, which is greater than the Benefit Base immediately before the Contract Anniversary. The Automatic Step-Up will increase the Benefit Base from $120,000 to $150,000. Also assume that you are now at an age that the GLWB Withdrawal Rate has increased from 5% to 6%. Your Annual Benefit Payment will be reset to $9,000 ($150,000 x 6%).

ILLUSTRATIVE GLWB EXAMPLE

The graph below is an illustration that incorporates several concepts of the GLWB optional benefit.

Please note:

--Thegraph assumes no withdrawals occur until after the Lifetime Withdrawal Age.

--Thegraph assumes no withdrawals occur until the Rollup Rate Period End Date is reached.

--Thegraph assumes Account Value fluctuation in order to illustrate Automatic
     Step-Ups, followed by Account Value decline, reducing to zero in order to illustrate lifetime income payments.

--Thegraph assumes that the no change in the Annual Benefit Payment when the Account Value is reduced to zero (the GLWB Withdrawal Rate and GLWB Lifetime Guarantee Rate are assumed to be the same).

--Thegraph shows the "Benefit Base had Automatic Step-Ups not occurred" for the purposes of illustrating the impact of Automatic Step-Ups only (i.e., Benefit Base only increased by the Rollup Rate).

                                    [GRAPHIC]

APPENDIX H

GUARANTEED LIFETIME WITHDRAWAL BENEFIT - DEATH BENEFIT ("GLWB DEATH BENEFIT") EXAMPLES

The purpose of these examples is to illustrate the operation of the GLWB Death Benefit. The GLWB Death Benefit may only be elected if you elect the GLWB optional benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES. The GLWB Death Benefit Base cannot be taken as a lump sum. Values are rounded for display purposes only.

GLWB DEATH BENEFIT BASE

The initial GLWB Death Benefit Base is equal to your initial purchase payment. The GLWB Death Benefit Base is increased by any additional purchase payments. The GLWB Death Benefit Base may also increase by the Rollup Rate, if applicable, and any Automatic Step-Ups, as described below. The GLWB Death Benefit Base is reduced for all withdrawals, as described below.

Annual Benefit Payments below are calculated using the Benefit Base as described in the previous Appendix G examples for the GLWB optional benefit.

A. WITHDRAWALS

WITHDRAWALS PRIOR TO THE LIFETIME WITHDRAWAL AGE

There is no Annual Benefit Payment prior to the Lifetime Withdrawal Age, so any withdrawal that occurs prior to the Lifetime Withdrawal Age will decrease the GLWB Death Benefit Base in the same proportion that the withdrawal reduces the Account Value, This adjustment is calculated using the amount of the withdrawal (including Withdrawal Charges, if any) divided by the Account Value prior to the withdrawal (a "Proportional Adjustment").

Example:

Assume You make an initial purchase payment of $100,000. Your initial Account Value would be $100,000 and your initial GLWB Death Benefit Base would be $100,000. Assume due to poor market performance your Account Value is reduced to $80,000 and You decide to make a $10,000 withdrawal. Since this withdrawal is made prior to the Lifetime Withdrawal Age, there will be a Proportional Adjustment to the Benefit Base. The Proportional Adjustment is equal to your withdrawal amount ($10,000) divided by your Account Value before such withdrawal ($80,000), which equals 12.5%. Your GLWB Death Benefit Base would be reduced to $87,500 ($100,000 reduced by 12.5%).

WITHDRAWALS AFTER THE LIFETIME WITHDRAWAL AGE

Any withdrawal that occurs after the Lifetime Withdrawal Age is either a Non-Excess Withdrawal or an Excess Withdrawal.

A "Non-Excess Withdrawal" is a withdrawal that does not exceed or cause the cumulative withdrawals for the current Contract Year to exceed the Annual Benefit Payment. Non-Excess Withdrawals reduce the GLWB Death Benefit Base by the amount of each withdrawal.

An "Excess Withdrawal" is a withdrawal that exceeds, or causes the cumulative withdrawals for the current Contract Year to exceed the Annual Benefit Payment. Any Excess Withdrawal(s), and any subsequent withdrawals that occur in that Contract Year, will result in a Proportional Adjustment to the GLWB Death Benefit Base.

Examples:

Assume You make an initial purchase payment of $100,000. Your initial Account Value would be $100,000 and your initial GLWB Death Benefit Base would be $100,000. Also assume your Annual Benefit Payment is $5,000.

Non-Excess Withdrawals

You decide to make a $5,000 withdrawal. Since this withdrawal is made after the Lifetime Withdrawal Age and does not exceed the Annual Benefit Payment of $5,000, your GLWB Death Benefit Base of $100,000 is reduced by such withdrawal to $95,000.

Excess Withdrawals

Assume due to poor market performance your Account Value is reduced to $80,000 and You decide to make a $10,000 withdrawal, which reduces your Account Value to $70,000 ($80,000 - $10,000). Since your $10,000 withdrawal exceeds your Annual Benefit Payment of $5,000, there will be a Proportional Adjustment to your Benefit Base. The Proportional Adjustment is equal to the withdrawal amount ($10,000) divided by the Account Value before such withdrawal ($80,000), which equals 12.5%. The GLWB Death Benefit Base would be reduced to $87,500 ($100,000 reduced by 12.5%).


Assume instead that you withdrew $10,000 in two separate withdrawals (on different days) of $5,000 and $5,000. Your first withdrawal of $5,000 reduces your Account Value to $75,000 ($80,000 - $5,000). Since your first withdrawal of $5,000 does not exceed your Annual Benefit Payment of $5,000, the GLWB Death Benefit Base is reduced by such withdrawal to $95,000. Your second withdrawal (on a subsequent day) of $5,000 reduces your Account Value to $70,000 ($75,000
- $5,000). Since such withdrawal causes your cumulative withdrawals ($5,000 + $5,000 = $10,000) for the current Contract Year to exceed the Annual Benefit Payment of $5,000, there will be a Proportional Adjustment to the GLWB Death Benefit Base. The Proportional Adjustment is equal to the entire amount of the second withdrawal ($5,000) divided by the Account Value before such withdrawal ($75,000), which equals 6.7%. The GLWB Death Benefit Base would be reduced to $88,635 ($95,000 reduced by 6.7%).


B. ROLLUP RATE

On each Contract Anniversary on or before the Rollup Rate Period End Date, if no withdrawals occurred in the previous Contract Year, the GLWB Death Benefit Base will be increased by an amount equal to the Rollup Rate multiplied by the GLWB Death Benefit Base before such increase.

The GLWB Death Benefit Base will not be increased by the Rollup Rate if: (1) a withdrawal has occurred in the Contract Year ending immediately prior to that Contract Anniversary, or (2) after the Rollup Rate Period End Date. The Rollup Rate is applied before deducting any optional benefit charge and before taking into account any Automatic Step-Up occurring on such Contract Anniversary.

Example:

Assume You make an initial purchase payment of $100,000. Your initial Account Value would be $100,000 and your initial GLWB Death Benefit Base would be $100,000.

If your Rollup Rate is 5%, your GLWB Death Benefit Base will increase by 5% on Contract Anniversaries until the Rollup Rate Period End Date, provided that no withdrawals occur in the previous Contract Year. If a withdrawal is not taken in the first Contract Year, your GLWB Death Benefit Base would increase to $105,000 ($100,000 x 105%).

If a withdrawal is taken in any Contract Year prior to the Rollup Rate Period End Date, the GLWB Death Benefit Base would not be increased by the Rollup Rate on the following Contract Anniversary.

After the Rollup Rate Period End Date, the GLWB Death Benefit Base is not increased by the Rollup Rate.

C. AUTOMATIC STEP-UP

On each Contract Anniversary prior to your 91/st/ birthday, an Automatic Step-Up will occur if the Account Value on that date exceeds the Benefit Base of the GLWB optional benefit immediately before the Automatic Step-Up. An Automatic Step-Up will (1) increase the GLWB Death Benefit Base to the Account Value and (2) may increase the GLWB Death Benefit optional benefit charge.

Example:

Assume You make an initial purchase payment of $100,000. Your initial Account Value would be $100,000 and your initial GLWB Death Benefit Base would be $100,000. Also assume your Annual Benefit Payment is $5,000 but no withdrawals are taken so the GLWB Withdrawal Rate is not determined for the life of the optional benefit by the first withdrawal. At the first Contract Anniversary, assume your Account Value has increased to $110,000 due to good market performance. The Automatic Step-Up will increase the GLWB Death Benefit Base from $100,000 to $110,000.

At the second Contract Anniversary, assume your Account Value has increased to $120,000 due to good market performance. The Automatic Step-Up will increase the GLWB Death Benefit Base from $110,000 to $120,000.

On the third through the eighth Contract Anniversaries, assume your Account Value does not exceed the Benefit Base of the GLWB optional benefit due to poor market performance and no withdrawals are made. No Automatic Step-Up will take place on any of the third through eighth Contract Anniversaries; however, the GLWB Death Benefit Base would increase by the Rollup Rate, as described above.

At the ninth Contract Anniversary, assume your Account Value has increased to $150,000 due to good market performance, which is greater than the Benefit Base of the GLWB optional benefit immediately before the Contract Anniversary. The Automatic Step-Up will increase the GLWB Death Benefit Base from $120,000 to $150,000.

APPENDIX I

ADDITIONAL INFORMATION REGARDING THE PORTFOLIOS

PORTFOLIONAME CHANGE


                 FORMER PORTFOLIO             NEW PORTFOLIO
             -------------------------- --------------------------
             MET INVESTORS SERIES TRUST MET INVESTORS SERIES TRUST
                AllianceBernstein
                  Global Dynamic           AB Global Dynamic
                  Allocation Portfolio       Allocation Portfolio

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                          Request For a Statement of
                   Additional Information/Change of Address

If You would like any of the following Statements of Additional Information, or have changed your address, please check the appropriate box below and return to the address below.

[_] Metropolitan Life Separate Account E

[_] Metropolitan Series Fund

[_] Met Investors Series Trust

[_] American Funds Insurance Series(R)

[_] I have changed my address. My current address is:

_________________  Name _______________________________________________________
(Contract Number)

                   Address ____________________________________________________

_________________         _____________________________________________________
   (Signature)                                                              zip



                     Metropolitan Life Insurance Company
                     Attn: Fulfillment Unit -
                     Preference Premier
                     P O Box 10342
                     Des Moines, IA 50306-0342

                      METROPOLITAN LIFE INSURANCE COMPANY
                     METROPOLITAN LIFE SEPARATE ACCOUNT E

               PREFERENCE PREMIER(R) VARIABLE ANNUITY CONTRACTS
               (Preference Premier(R) Variable Annuity Contracts
                 Issued by Metropolitan Life Insurance Company
                    (offered on and after October 7, 2011))

                      STATEMENT OF ADDITIONAL INFORMATION


                                  May 1, 2015

   This Statement of Additional Information is not a prospectus but contains information in addition to and more detailed than that set forth in the Prospectus for Preference Premier Contracts dated February 14, 2015, and should be read in conjunction with the Prospectus. Copies of the Prospectus may be obtained from Metropolitan Life Insurance Company, Attn: Fulfillment Unit-Preference Premier, PO Box 10342, Des Moines, IA 50306-0342.

   Unless otherwise indicated, the Statement of Additional Information continues the use of certain terms as set forth in the section entitled "Important Terms You Should Know" of the Prospectus for Preference Premier Contracts dated May 1, 2015.


                               TABLE OF CONTENTS




                                                                         PAGE
                                                                         ----
  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.........................   3

  PRINCIPAL UNDERWRITER.................................................   3

  CUSTODIAN.............................................................   3

  DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT.....................   3

  EXPERIENCE FACTOR.....................................................   4

  VARIABLE INCOME PAYMENTS..............................................   4

     Assumed Investment Return..........................................   4

     Amount of Income Payments..........................................   4

     Annuity Unit Value.................................................   5

     Reallocation Privilege.............................................   5

     Calculating the Annuity Unit Value.................................   6

     Determining the Variable Income Payment............................   7

  ADVERTISEMENT OF THE SEPARATE ACCOUNT.................................   7

  VOTING RIGHTS.........................................................  10

     Disregarding Voting Instructions...................................  10

  TAXES.................................................................  11

     Non-Qualified Annuity Contracts....................................

     Qualified Annuity Contracts........................................  11

     Types of Qualified Plans...........................................  11

     ERISA..............................................................  11

                                                                         PAGE
                                                                         ----

     Federal Estate Taxes...............................................  12

     Generation-Skipping Transfer Tax...................................  12

     Annuity Purchase Payments By Nonresident Aliens and Foreign
       Corporations.....................................................  13

  WITHDRAWALS...........................................................  13

  ACCUMULATION UNIT VALUES TABLES.......................................  13

  FINANCIAL STATEMENTS OF SEPARATE ACCOUNT..............................  13
  FINANCIAL STATEMENTS OF METLIFE....................................... F-1

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


   The financial statements and financial highlights comprising each of the Investment Divisions of Metropolitan Life Separate Account E included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

   The consolidated financial statements and related financial statement schedules of Metropolitan Life Insurance Company and subsidiaries included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

   The principal business address of Deloitte & Touche LLP is 30 Rockefeller Plaza, New York, New York 10112-0015.


                             PRINCIPAL UNDERWRITER

   MetLife Investors Distribution Company ("MLIDC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. MLIDC's principal executive offices are located at 1095 Avenue of the Americas, New York, NY 10036. MLIDC is affiliated with the Company and the Separate Account.


                                   CUSTODIAN

   Metropolitan Life Insurance Company, 200 Park Avenue, New York, NY 10166, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.


               DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

   Information about the distribution of the Contracts is contained in the Prospectus (see "Who Sells the Contracts"). Additional information is provided below.

   Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDC and the Company, MLIDC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDC for certain sales and overhead expenses connected with sales functions.

   The following table shows the amount of commissions paid to and the amount of commissions retained by the Distributor and Principal Underwriter over the past three years.

                           UNDERWRITING COMMISSIONS


                   UNDERWRITING COMMISSIONS PAID   AMOUNT OF UNDERWRITING
                     TO THE DISTRIBUTOR BY THE   COMMISSIONS RETAINED BY THE
   YEAR                       COMPANY                    DISTRIBUTOR
   ----            ----------------------------- ---------------------------
   2014...........         $100,536,070                      $0
   2013...........         $150,530,898                      $0
   2012...........         $201,775,422                      $0

                               EXPERIENCE FACTOR

   We use the term "experience factor" to describe the investment performance for an Investment Division. We calculate Accumulation Unit Values once a day on every day the New York Stock Exchange is open for trading. We call the time between two consecutive Accumulation Unit Value calculations the "Valuation Period". We have the right to change the basis for the Valuation Period, on 30 days' notice, as long as it is consistent with law. All purchase payments and transfers are valued as of the end of the Valuation Period during which the transaction occurred. The experience factor changes from Valuation Period to Valuation Period to reflect the upward or downward performance of the assets in the underlying Portfolios. The experience factor is calculated as of the end of each Valuation Period using the net asset value per share of the underlying Portfolio. The net asset value includes the per share amount of any dividend or capital gain distribution paid by the Portfolio during the current Valuation Period, and subtracts any per share charges for taxes and reserve for taxes. We then divide that amount by the net asset value per share as of the end of the last Valuation Period to obtain a factor that reflects investment performance. We then subtract a charge for each day in the Valuation Period which is the daily equivalent of the Separate Account charge. This charge varies, depending on the class of the Contract. Below is a chart of the daily factors for each class of the Contract and the various death benefits and Earnings Preservation
Benefit:

   Separate Account charges for all investment divisions except American Funds Growth-Income and American Funds Global Small Capitalization (Daily Factor)

                                            BONUS CLASS
                                  B CLASS   (YEARS 1-9)*   C CLASS     L CLASS     R CLASS
                                ----------- ------------ ----------- ----------- -----------
Basic Death Benefit............ 0.000034247 0.000049315  0.000045205 0.000041096 0.000031507
Annual Step-Up Death Benefit... 0.000039726 0.000054795  0.000050685 0.000046575 0.000036986
Additional Charge for Earnings
  Preservation Benefit......... 0.000006849 0.000006849  0.000006849 0.000006849 0.000006849

--------
* Applies only for the first seven years; Separate Account charges are reduced after nine years to those of B Class.

   Separate Account charges for the American Funds Growth-Income and American Funds Global Small Capitalization Investment Divisions (Daily Factor)

                                            BONUS CLASS
                                  B CLASS   (YEARS 1-9)*   C CLASS     L CLASS     R CLASS
                                ----------- ------------ ----------- ----------- -----------
Basic Death Benefit............ 0.000041096 0.000056164  0.000052055 0.000047945 0.000038356
Annual Step-Up Death Benefit... 0.000046575 0.000061644  0.000057534 0.000053425 0.000043836
Additional Charge for Earnings
  Preservation Benefit......... 0.000006849 0.000006849  0.000006849 0.000006849 0.000006849

--------
* Applies only for the first seven years; Separate Account charges are reduced after nine years to those of B Class.

                           VARIABLE INCOME PAYMENTS

                        ASSUMED INVESTMENT RETURN (AIR)

   The following discussion concerning the amount of variable income payments is based on an Assumed Investment Return of 4% per year. It should not be inferred that such rates will bear any relationship to the actual net investment experience of the Separate Account.

                           AMOUNT OF INCOME PAYMENTS

   The cash You receive periodically from an Investment Division (after Your first payment if paid within 10 days of the issue date) will depend upon the number of annuity units held in that Investment Division (described below) and the Annuity Unit Value (described later) as of the 10th day prior to a payment date.

   The Contract specifies the dollar amount of the initial variable income payment for each Investment Division (this equals the first payment amount if paid within 10 days of the issue date). This initial variable income payment is computed based on the amount of the purchase payment applied to the specific Investment Division (net any applicable premium tax owed or Contract charge), the AIR, the age and/or sex (where permitted) of the measuring lives and the income payment type selected. The initial payment amount is then divided by the Annuity Unit Value for the Investment Division to determine the number of annuity units held in that Investment Division. The number of annuity units held remains fixed for the duration of the Contract if no reallocating are made.

   The dollar amount of subsequent variable income payments will vary with the amount by which investment performance is greater or lesser than the AIR and Separate Account charges.

   Each Contract provides that, when a pay-out option is chosen, the payment will not be less than the payment produced by the then current Fixed Income Option purchase rates for that Contract class. The purpose of this provision is to assure the owner that, at retirement, if the Fixed Income Option purchase rates for new Contracts are significantly more favorable than the rates guaranteed by a Contract of the same class, the owner will be given the benefit of the higher rates. Although guaranteed annuity rates for the Bonus Class are the same as for the other classes of the Contract, current rates for the Bonus Class may be lower than the other classes of the Contract and may be less than the currently issued Contract rates.

                              ANNUITY UNIT VALUE

   The Annuity Unit Value is calculated at the same time that the Accumulation Unit Value for Contracts is calculated and is based on the same change in investment performance in the Separate Account. (See "The Value of Your Income Payments" in the Prospectus.)

                            REALLOCATION PRIVILEGE

   The annuity purchase rate is the dollar amount You would need when You annuitize Your Contract to receive $1 per payment period. For example, if it would cost $50 to buy an annuity that pays You $1 a month for the rest of Your life, then the annuity purchase rate for that life income annuity is $50. The annuity purchase rate is based on the annuity income payment type You choose, an interest rate, and Your age, sex (where permitted) and number of payments remaining. The annuity purchase rate is reset each valuation date to reflect any changes in these components. The reset annuity purchase rate represents the cost You would incur if You were choosing the same income option You have in light of this updated information.

   When You request a reallocation from an Investment Division to the Fixed Income Option, the payment amount will be adjusted at the time of reallocation. Your payment may either increase or decrease due to this adjustment. The adjusted payment will be calculated in the following manner.

  . First, We update the income payment amount to be reallocated from the Investment Division based upon the applicable Annuity Unit Value at the time of the reallocation;

  . Second, We use the AIR to calculate an updated annuity purchase rate based upon Your age, if applicable, and expected future income payments at the time of the reallocation;

  . Third, We calculate another updated annuity purchase rate using Our current annuity purchase rates for the Fixed Income Option on the date of Your reallocation;

  . Finally, We determine the adjusted payment amount by multiplying the updated income amount determined in the first step by the ratio of the annuity purchase rate determined in the second step divided by the annuity purchase rate determined in the third step.

   When You request a reallocation from one Investment Division to another, annuity units in one Investment Division are liquidated and annuity units in the other Investment Division are credited to You. There is no adjustment to the income payment amount. Future income payment amounts will be determined based on the Annuity Unit Value for the Investment Division to which You have reallocated.

   You generally may make a reallocation on any day the Exchange is open. At a future date We may limit the number of reallocations You may make, but never to fewer than one a month. If We do so, We will give You advance written notice. We may limit a Beneficiary's ability to make a reallocation.

   Here are examples of the effect of a reallocation on the income payment:

  . Suppose You choose to reallocate 40% of Your income payment supported by Investment Division A to the Fixed Income Option and the recalculated income payment supported by Investment Division A is $100. Assume that the updated annuity purchase rate based on the AIR is $125, while the updated annuity purchase rate based on fixed income annuity pricing is $100. In that case, Your income payment from the Fixed Income Option will be increased by $40 x ($125/$100) or $50, and Your income payment supported by Investment Division A will be decreased by $40. (The number of annuity units in Investment Division A will be decreased as well.)

  . Suppose You choose to reallocate 40% of Your income payment supported by Investment Division A to Investment Division B and the recalculated income payment supported by Investment Division A is $100. Then, Your income payment supported by Investment Division B will be increased by $40 and Your income payment supported by Investment Division A will be decreased by $40. (Changes will also be made to the number of annuity units in both investment divisions as well.)

                      CALCULATING THE ANNUITY UNIT VALUE

   We calculate Annuity Unit Values once a day on every day the New York Stock Exchange is open for trading. We call the time between two consecutive Annuity Unit Value calculations the "Valuation Period." We have the right to change the basis for the Valuation Period, on 30 days' notice, as long as it is consistent with the law. All purchase payments and reallocations are valued as of the end of the Valuation Period during which the transaction occurred. The Annuity Unit Values can increase or decrease, based on the investment performance of the corresponding underlying Portfolios. If the investment performance is positive, after payment of Separate Account expenses and the deduction for the AIR, Annuity Unit Values will go up. Conversely, if the investment performance is negative, after payment of Separate Account expenses and the deduction for the AIR, Annuity Unit Values will go down.

   To calculate an Annuity Unit Value, We first multiply the experience factor for the period by a factor based on the AIR and the number of days in the Valuation Period. For an AIR of 4% and a one day Valuation Period, the factor is .99989255, which is the daily discount factor for an effective annual rate of 4%. (The AIR may be in the range of 3% to 6%, as defined in Your Contract and the laws in Your state.) The resulting number is then multiplied by the last previously calculated Annuity Unit Value to produce the new Annuity Unit Value.

   The following illustrations show, by use of hypothetical examples, the method of determining the Annuity Unit Value and the amount of variable income payments upon annuitization.

               ILLUSTRATION OF CALCULATION OF ANNUITY UNIT VALUE

1. Annuity Unit Value, beginning of period............................ $ 10.20000
2. "Experience factor" for period.....................................   1.023558
3. Daily adjustment for 4% Assumed Investment Return..................  .99989255
4. (2) X (3)..........................................................   1.023448
5. Annuity Unit Value, end of period (1) X (4)........................ $ 10.43917

                       ILLUSTRATION OF ANNUITY PAYMENTS
(ASSUMES THE FIRST MONTHLY PAYMENT IS MADE WITHIN 10 DAYS OF THE ISSUE DATE OF
                              THE INCOME ANNUITY)
          ANNUITANT AGE 65, LIFE ANNUITY WITH 120 PAYMENTS GUARANTEED

1. Number of Accumulation Units as of Annuity Date....................   1,500.00
2. Accumulation Unit Value............................................ $ 11.80000
3. Accumulation Unit Value of the Contract (1) X (2).................. $17,700.00
4. First monthly income payment per $1,000 of Accumulation Value...... $     5.63
5. First monthly income payment (3) X (4) / 1,000..................... $    99.65
6. Assume Annuity Unit Value as of Annuity Date equal to.............. $ 10.80000
7. Number of Annuity Units (5) / (6)..................................     9.2269
8. Assume Annuity Unit Value for the second month equal to (10 days prior to payment)................................................... $ 10.97000
9. Second monthly Annuity Payment (7) X (8)........................... $   101.22
10. Assume Annuity Unit Value for third month equal to................ $ 10.52684
11. Next monthly Annuity Payment (7) X (10)........................... $    97.13

                    DETERMINING THE VARIABLE INCOME PAYMENT

   Variable income payments can go up or down based upon the investment performance of the investment divisions in the Separate Account. AIR is the rate used to determine the first variable income payment and serves as a benchmark against which the investment performance of the investment divisions is compared. The higher the AIR, the higher the first variable income payment will be. Subsequent variable income payments increase only to the extent that the investment performance of the investment divisions exceeds the AIR (and Separate Account charges). Variable income payments will decline if the investment performance of the Separate Account does not exceed the AIR (and Separate Account charges). A lower AIR will result in a lower first variable income payment, but variable income payments will increase more rapidly or decline more slowly due to investment performance of the investment divisions.

                     ADVERTISEMENT OF THE SEPARATE ACCOUNT

   From time to time We advertise the performance of various Separate Account investment divisions. For the investment divisions, this performance will be stated in terms of either "yield", "change in Accumulation Unit Value," "change in Annuity Unit Value" or "average annual total return" or some combination of the foregoing. Yield, change in Accumulation Unit Value, change in Annuity Unit Value and average annual total return figures are based on historical earnings and are not intended to indicate future performance. Yield figures quoted in advertisements state the net income generated by an investment in a particular Investment Division for a thirty-day period or month, which is specified in the advertisement, and then expressed as a percentage yield of that investment. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to this formula 2[(a-b/cd+1)/6/-1], where "a" represents dividends and interest earned during the period; "b" represents expenses accrued for the period (net of reimbursements); "c" represents the average daily number of shares outstanding during the period that were entitled to receive dividends; and "d" represents the maximum offering price per share on the last day of the period. This percentage yield is then compounded semiannually. For the money market Investment Division, We state yield for a seven day period. Change in Accumulation Unit Value or Annuity Unit Value ("Non-Standard Performance") refers to the comparison between values of accumulation units or annuity units over specified periods in which an Investment Division has been in operation, expressed as a percentages and may also be expressed as an annualized figure. In addition, change in Accumulation Unit Value or Annuity Unit Value may be used to illustrate performance for a hypothetical investment (such as $10,000) over the time period specified. Change in Accumulation Unit Value is expressed by this formula [UV\1\/UV\0\ (annualization factor)]-1, where UV\1\ represents the current unit value and UV\0\ represents the prior unit value. The annualization factor can be either (1/number of years) or (365/number of days). Yield and change in Accumulation Unit Value figures do not reflect the possible imposition of a Withdrawal Charge for the Contracts, of up to 9% of the amount withdrawn attributable to a purchase payment, which may result in a lower figure being experienced by the investor. Average annual total return ("Standard Performance") differs from the change in Accumulation Unit Value and Annuity Unit Value because it assumes a steady rate of return and reflects all expenses and applicable withdrawal charges. Average annual total return is calculated by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods that would equate the initial amount invested to the ending redeemable value, according to this formula P(1+T)/n/=ERV, where "P" represents a hypothetical initial payment of $1,000; "T" represents average annual total return; "n" represents number of years; and "ERV" represents ending redeemable value of a hypothetical $1,000 payment made at the beginning of 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year period (or fractional portion). Performance figures will vary among the various classes of the Contracts and the investment divisions as a result of different Separate Account charges and withdrawal charges since the Investment Division inception date, which is the date the corresponding Portfolio or predecessor Portfolio was first offered under the Separate Account that funds the Contract.

   Performance may be calculated based upon historical performance of the underlying Portfolios of the Metropolitan Fund, Met Investors Fund, and American Funds(R) and may assume that the Contracts were in existence prior to their inception date. After the inception date, actual accumulation unit or annuity unit data is used.

   Historical performance information should not be relied on as a guarantee of future performance results.

   Advertisements regarding the Separate Account may contain comparisons of hypothetical after-tax returns of currently taxable investments versus returns of tax deferred investments. From time to time, the Separate Account may compare the performance of its investment divisions with the performance of common stocks, long-term government bonds, long-term corporate bonds, intermediate-term government bonds, Treasury Bills, certificates of deposit and savings accounts. The Separate Account may use the Consumer Price Index in its advertisements as a measure of inflation for comparison purposes. From time to time, the Separate Account may advertise its performance ranking among similar investments or compare its performance to averages as compiled by independent organizations, such as Lipper Analytical Services, Inc., Morningstar, Inc., VARDS(R) and The Wall Street Journal. The Separate Account may also advertise its performance in comparison to appropriate indices, such as the Standard & Poor's 500 Composite Stock Price Index, the Standard & Poor's Mid Cap 400 Index, the Standard & Poor's North American Technology Sector Index, the Standard & Poor's North American Natural Resources Sector Index, the S&P/LSTA Leveraged Loan Index, the Russell 3000 Growth Index, the Russell 3000 Value Index, the Russell 2000(R) Index, the Russell MidCap Index, the Russell MidCap Growth Index, the Russell MidCap Value Index, the Russell 2000(R) Growth Index, the Russell 2000(R) Value Index, the Russell 1000 Index, the Russell 1000 Growth Index, the Russell 1000 Value Index, the NASDAQ Composite Index, the MSCI World Index, the MSCI All Country World Index, the MSCI All Country World ex-U.S. Index, the MSCI World ex-U.S. Small Cap Index, the MSCI All Country World Small Cap Index, the MSCI U.S. Small Cap Growth Index, the MSCI Emerging Markets Index, the MSCI EAFE(R) Index, the Lipper Intermediate Investment Grade Debt Funds Average, the Lipper Global Small-Cap Funds Average, the Lipper Capital Appreciation Funds Index, the Lipper Growth Funds Index, the Lipper Growth & Income Funds Index, the Dow Jones Moderate Index, the Dow Jones Moderately Aggressive Index, the Dow Jones Moderately Conservative Index, the Dow Jones Aggressive Index, the Dow Jones Conservative Index, the Dow Jones U.S. Small-Cap Total Stock Market Index, the Citigroup World Government Bond Index, the Citigroup World Government Bond Index (WGBI) ex-U.S., the Barclays U.S. Aggregate Bond Index, the Barclays U.S. Credit Index, the Barclays U.S. Government/Credit 1-3 Year Index, the Barclays U.S. TIPS Index, the Barclays U.S. Universal Index, the Barclays U.S. Government Bond Index, the Barclays U.S. Intermediate Government Bond Index, the Bank of America Merrill Lynch High Yield Master II Constrained Index and Hybrid Index and the Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index.

   For purposes of presentation of Non-Standard Performance, We may assume the Contracts were in existence prior to the inception date of the investment divisions in the Separate Account that funds the Contract. In these cases, We calculate performance based on the historical performance of the underlying Metropolitan Fund, Met Investors Fund and American Funds(R) Portfolios since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the Investment Division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Contract had been introduced as of the Portfolio inception date. We may also present average annual total return calculations which reflect all Separate Account charges and applicable withdrawal charges since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the Investment Division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Contracts had been introduced as of the Portfolio inception date.

   Past performance is no guarantee of future results.

   We may demonstrate hypothetical future values of Account Values over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios. These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.

   We may demonstrate hypothetical future values of Account Values for a specific Portfolio based upon the assumed rates of return previously described, the deduction of the Separate Account charge and the Annual Contract Fee, if any, and the investment-related charges for the specific Portfolio to depict investment-related charges.

   We may demonstrate the hypothetical historical value of each optional benefit for a specified period based on historical net asset values of the Portfolios and the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the investment-related charge and the charge for the optional benefit being illustrated.

   We may demonstrate hypothetical future values of each optional benefit over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the weighted average of investment-related charges for all Portfolios to depict investment-related charges and the charge for the optional benefit being illustrated.

   We may demonstrate hypothetical values of income payments over a specified period based on historical net asset values of the Portfolios and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge, the investment-related charge and the Annual Contract Fee, if any.

   We may demonstrate hypothetical future values of income payments over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.

   Any illustration should not be relied on as a guarantee of future results.

                                 VOTING RIGHTS

   In accordance with Our view of the present applicable law, We will vote the shares of each of the Portfolios held by the Separate Account (which are deemed attributable to all the Contracts described in the Prospectus) at regular and special meetings of the shareholders of the Portfolio based on instructions received from those having voting interests in corresponding investment divisions of the Separate Account. However, if the 1940 Act or any rules thereunder should be amended or if the present interpretation thereof should change, and, as a result, We determine that We are permitted to vote the shares of the Portfolios in Our own right, We may elect to do so.

   Accordingly, You have voting interests under all the Contracts described in the Prospectus. The number of shares held in each Separate Account Investment Division deemed attributable to You is determined by dividing the value of accumulation or annuity units attributable to You in that Investment Division, if any, by the net asset value of one share in the Portfolio in which the assets in that Separate Account Investment Division are invested. Fractional votes will be counted. The number of shares for which You have the right to give instructions will be determined as of the record date for the meeting.

   Portfolio shares held in each registered separate account of MetLife or any affiliate that are or are not attributable to life insurance policies or annuities (including all the Contracts described in the Prospectus) and for which no timely instructions are received will be voted in the same proportion as the shares for which voting instruction are received by that separate account. Portfolio shares held in the general accounts or unregistered separate accounts of MetLife or its affiliates will be voted in the same proportion as the aggregate of (i) the shares for which voting instructions are received and
(ii) the shares that are voted in proportion to such voting instructions. However, if We or an affiliate determine that We are permitted to vote any such shares, in Our own right, We may elect to do so subject to the then current interpretation of the 1940 Act or any rules thereunder.

   Qualified retirement plans which invest directly in the Portfolios do not have voting interests through life insurance or annuity contracts and do not vote these interests based upon the number of shares held in the Separate Account Investment Division deemed attributable to those qualified retirement plans. Shares are held by the plans themselves and are voted directly; the instruction process does not apply.

   You will be entitled to give instructions regarding the votes attributable to Your Contract, in Your sole discretion.

   You may give instructions regarding, among other things, the election of the board of directors, ratification of the election of an independent registered public accounting firm, and the approval of investment and sub-investment managers.

                       DISREGARDING VOTING INSTRUCTIONS

   MetLife may disregard voting instructions under the following circumstances
(1) to make or refrain from making any change in the investments or investment policies for any Portfolio if required by any insurance regulatory authority;
(2) to refrain from making any change in the investment policies for any investment manager or principal underwriter or any Portfolio which may be initiated by those having voting interests or the Metropolitan Fund's or Met Investors Fund's or American Funds(R)' boards of directors, provided MetLife's disapproval of the change is reasonable and, in the case of a change in investment policies or investment manager, based on a good faith determination that such change would be contrary to state law or otherwise inappropriate in light of the Portfolio's objective and purposes; or (3) to enter into or refrain from entering into any advisory agreement or underwriting Contract, if required by any insurance regulatory authority.

   In the event that MetLife does disregard voting instructions, a summary of the action and the reasons for such action will be included in the next semiannual report.

                                     TAXES

QUALIFIED ANNUITY CONTRACTS

   Annuity contracts purchased through tax qualified plans are subject to limitations imposed by the Code and regulations as a condition of tax qualification. There are various types of tax qualified plans which have certain beneficial tax consequences for Contract owners and plan participants.

TYPES OF QUALIFIED PLANS

   The following list includes individual account-type plans which may hold an annuity Contract as described in the Prospectus. Except for Traditional IRAs, they are established by an employer for participation of its employees.

IRA

   Established by an individual, or employer as part of an employer plan.

ROTH ACCOUNT

   Individual or employee plan contributions made to certain plans on an after-tax basis. An IRA may be established as a Roth IRA, and 401(k), 403(b) and 457(b) plans may provide for Roth accounts.

ERISA

   If your plan is subject to ERISA and You are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your Contract may be subject to your spouse's rights as described below.

   Generally, the spouse must give qualified consent whenever You elect to:

     (a) Choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which we make payments to You during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any): or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

     (b) Make certain withdrawals under plans for which a qualified consent is required;

     (c) Name someone other than the spouse as your beneficiary; or

     (d) Use your accrued benefit as security for a loan exceeding $5,000.

   Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledges the identity of the designated beneficiary and the form of benefit selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of the QJSA generally must be executed during the 180 day period (90 days for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If You die before benefits commence, your surviving spouse will be your beneficiary unless he or she has given a qualified consent otherwise.

   The qualified consent to waive the QPSA benefit and the beneficiary designation must be made in writing that acknowledges the designated beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of beneficiary designations as long as a qualified consent accompanies each designation. The waiver of and the qualified

   Generally, the spouse must give qualified consent whenever You elect to:

     (a) Choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which we make payments to You during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any): or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

     (b) Make certain withdrawals under plans for which a qualified consent is required;

     (c) Name someone other than the spouse as your beneficiary; or

     (d) Use your accrued benefit as security for a loan exceeding $5,000.

   Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledges the identity of the designated beneficiary and the form of benefit selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of the QJSA generally must be executed during the 180 day period (90 days for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If You die before benefits commence, your surviving spouse will be your beneficiary unless he or she has given a qualified consent otherwise.

   The qualified consent to waive the QPSA benefit and the beneficiary designation must be made in writing that acknowledges the designated beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of beneficiary designations as long as a qualified consent accompanies each designation. The waiver of and the qualified consent for the QPSA benefit generally may not be given until the plan year in which You attain age 35. The waiver period for the QPSA ends on the date of your death.

   If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.

   Plan Limits for Individual Contributions:

            PLAN TYPE  ELECTIVE CONTRIBUTION  CATCH-UP CONTRIBUTION
            ---------  ---------------------  ---------------------
              IRA             $5,500                 $1,000

   Dollar limits are for 2015 and subject to cost-of-living adjustments in future years. Employer-sponsored individual account plans (other than 457(b) plans) may provide for additional employer contributions such that the total annual plan contributions do not exceed the greater of $53,000 or 25% of an employee's compensation for 2015.

FEDERAL ESTATE TAXES

   While no attempt is being made to discuss the Federal estate tax implications of the Contract, You should bear in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX

   Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

   The discussion above provides general information regarding U.S. Federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity contract purchase.

                                  WITHDRAWALS

   We will normally pay withdrawal proceeds within seven days after receipt of a request for a withdrawal at Your Administrative Office, but We may delay payment as permitted by law, under certain circumstances. (See "Valuation -- Suspension of Payments" in the Prospectus). We reserve the right to defer payment for a partial withdrawal, withdrawal or transfer from the Fixed Account for the period permitted by law, but for not more than six months.

                        ACCUMULATION UNIT VALUES TABLES

   These tables show fluctuations in the Accumulation Unit Values for the possible mixes offered in the Contract for each Investment Division from year-end to year-end (except the highest possible and lowest possible mix which are in the Prospectus).

       METROPOLITAN FUND AND MET INVESTORS FUND SHARE CLASS B PORTFOLIOS
                                      AND
                     AMERICAN FUNDS(R) CLASS 2 PORTFOLIOS

   Please note the tables below are arranged by level of "Annual Separate Account Charge and Optional Death Benefit Charges for all Investment Divisions except the American Funds Growth-Income and American Funds Global Small Capitalization Divisions" (see "Table of Expenses -- Table 2(b) -- Separate Account Charge" in the prospectus). We currently charge an additional Separate Account charge of 0.25% of average daily net assets in the American Funds Growth-Income and American Funds Global Small Capitalization Investment Divisions. Each table below and in the SAI also includes the corresponding Accumulation Unit Values for the American Funds Growth-Income and American Funds Global Small Capitalization Divisions, reflecting the higher Separate Account charge. See "Charges -- Separate Account Charge" in the prospectus for more information. Charges for the Optional EDBs the optional GMIBs the optional GWB and the optional GLWB are made by canceling accumulation units and, therefore, these charges are not reflected in the Accumulation Unit Value. However, purchasing the optional EDB Max in lieu of the optional Annual Step-Up Benefit and the optional GMIB Max will result in a higher overall charge.

                                                                   1.25 SEPARATE ACCOUNT CHARGE
                                                           --------------------------------------------
                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ -------------
AllianceBernstein Global Dynamic Allocation Investment
  Division (Class B) (10/7/2011).......................... 2011    $ 9.43       $ 9.74    26,651,689.62
                                                           2012      9.74        10.59    60,586,664.86
                                                           2013     10.59        11.62    73,636,545.32
                                                           2014     11.62        12.32    72,314,576.52

Allianz Global Investors Dynamic Multi-Asset Plus
  investment Division (Class B) (4/28/2014)............... 2014      0.99         1.04     7,040,798.30

American Funds(R) Balanced Allocation Investment Division
  (Class C) (10/7/2011)................................... 2011      9.19         9.59    34,428,136.42
                                                           2012      9.59        10.76    34,368,920.55
                                                           2013     10.76        12.59    34,112,341.02
                                                           2014     12.59        13.19    33,938,168.22

American Funds(R) Growth Allocation Investment Division
  (Class C) (10/7/2011)................................... 2011      8.43         8.88    21,607,932.95
                                                           2012      8.88        10.19    20,505,386.56
                                                           2013     10.19        12.59    20,509,966.01
                                                           2014     12.59        13.23    19,984,564.54

American Funds(R) Growth Investment Division (Class C)
  (10/7/2011)............................................. 2011      8.21         8.70    17,290,974.41
                                                           2012      8.70        10.09    17,089,516.25
                                                           2013     10.09        12.93    16,072,707.47
                                                           2014     12.93        13.82    15,511,193.62

American Funds(R) Moderate Allocation Investment Division
  (Class C) (10/7/2011)................................... 2011      9.71        10.06    52,439,006.83
                                                           2012     10.06        11.02    50,094,945.18
                                                           2013     11.02        12.35    47,762,949.99
                                                           2014     12.35        12.94    46,087,901.42

AQR Global Risk Balanced Investment Division (Class B)
  (10/7/2011)............................................. 2011     10.20        10.61    29,489,897.74
                                                           2012     10.61        11.59    81,387,523.32
                                                           2013     11.59        11.05    83,525,799.94
                                                           2014     11.05        11.35    76,150,961.72

Baillie Gifford International Stock Investment Division
  (Class B) (10/7/2011)................................... 2011     10.99        11.01     3,776,314.57
                                                           2012     11.01        12.98     3,507,363.06
                                                           2013     12.98        14.76     3,211,140.18
                                                           2014     14.76        14.09     3,020,989.18

Barclays Aggregate Bond Index Investment Division
  (Class B) (10/7/2011)................................... 2011     16.54        16.75    28,884,760.83
                                                           2012     16.75        17.14    29,905,111.71
                                                           2013     17.14        16.50    32,334,133.11
                                                           2014     16.50        17.18    32,080,491.89

                                                                    1.25 SEPARATE ACCOUNT CHARGE
                                                            --------------------------------------------
                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ -------------
BlackRock Bond Income Investment Division (Class B)
  (10/7/2011).............................................. 2011   $ 56.88      $ 57.83     2,858,684.31
                                                            2012     57.83        61.27     2,913,383.40
                                                            2013     61.27        59.90     2,897,846.65
                                                            2014     59.90        63.18     2,982,274.59

BlackRock Capital Appreciation Investment Division
  (Class B) (10/7/2011).................................... 2011     27.99        29.12     2,541,342.82
                                                            2012     29.12        32.81     2,406,118.40
                                                            2013     32.81        43.38     2,078,319.03
                                                            2014     43.38        46.55     1,881,107.25

BlackRock Global Tactical Strategies Investment Division
  (Class B) (10/7/2011).................................... 2011      9.27         9.57    39,142,427.78
                                                            2012      9.57        10.32    85,443,566.94
                                                            2013     10.32        11.24    98,794,182.84
                                                            2014     11.24        11.76    97,374,890.82

BlackRock Large Cap Value Investment Division (Class B)
  (10/7/2011).............................................. 2011     10.21        11.27     9,709,297.06
                                                            2012     11.27        12.68     9,104,671.74
                                                            2013     12.68        16.50     8,477,029.46
                                                            2014     16.50        17.88     7,885,049.94

BlackRock Money Market Investment Division (Class B)
  (10/7/2011).............................................. 2011     24.02        23.96     1,804,163.17
                                                            2012     23.96        23.66     2,197,866.28
                                                            2013     23.66        23.36     2,092,136.92
                                                            2014     23.36        23.07     1,729,390.14

Clarion Global Real Estate Investment Division (Class B)
  (10/7/2011).............................................. 2011     12.58        13.43     8,200,052.38
                                                            2012     13.43        16.71     7,497,653.11
                                                            2013     16.71        17.08     7,486,754.52
                                                            2014     17.08        19.11     6,809,334.82

ClearBridge Aggressive Growth Investment Division
  (Class B) (10/7/2011).................................... 2011      7.20         7.82     4,333,191.00
                                                            2012      7.82         9.15     4,198,132.99
                                                            2013      9.15        13.16     5,569,813.70
                                                            2014     13.16        15.45    20,511,102.73

ClearBridge Aggressive Growth Investment Division
  (formerly ClearBridge Aggressive Growth II Investment
  Division and before that Janus Forty Investment Division
  (Class B)) (10/7/2011)................................... 2011    142.93       148.24     1,179,824.64
                                                            2012    148.24       179.35     1,110,485.64
                                                            2013    179.35       228.11       970,782.77
                                                            2014    228.11       237.65             0.00

                                                                 1.25 SEPARATE ACCOUNT CHARGE
                                                         ---------------------------------------------
                                                              BEGINNING OF                NUMBER OF
                                                                  YEAR     END OF YEAR   ACCUMULATION
                                                              ACCUMULATION ACCUMULATION  UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE       YEAR
-------------------                                      ---- ------------ ------------ --------------
Frontier Mid Cap Growth Investment Division (Class B)
  (10/7/2011)........................................... 2011    $41.33       $44.39        925,176.40
                                                         2012     44.39        48.52        892,201.48
                                                         2013     48.52        63.47        798,097.82
                                                         2014     63.47        69.49        737,382.54

Harris Oakmark International Investment Division
  (Class B) (10/7/2011)................................. 2011     17.08        17.12     10,899,004.55
                                                         2012     17.12        21.86     10,001,942.39
                                                         2013     21.86        28.17      9,506,036.94
                                                         2014     28.17        26.21      9,334,364.77

Invesco Balanced-Risk Allocation Investment Division
  (Class B) (4/30/2012)................................. 2012      1.01         1.04    145,166,223.98
                                                         2013      1.04         1.05    239,868,056.76
                                                         2014      1.05         1.10    246,256,722.78

Invesco Mid Cap Value Investment Division (Class B)
  (formerly Lord Abbett Mid Cap Value Investment
  Division (Class B)) (10/7/2011)....................... 2011     21.16        23.47      7,124,065.55
                                                         2012     23.47        25.96              0.00

Invesco Mid Cap Value Investment Division (formerly
  Lord Abbett Mid Cap Value Investment Division
  (Class B))............................................ 2012     25.84        26.59      6,561,328.53
                                                         2013     26.59        34.22      5,868,523.88
                                                         2014     34.22        37.05      5,282,697.59

Invesco Small Cap Growth Investment Division (Class B)
  (10/7/2011)........................................... 2011     14.47        15.75        883,526.54
                                                         2012     15.75        18.39        836,820.13
                                                         2013     18.39        25.46        775,718.86
                                                         2014     25.46        27.13        738,783.76

Jennison Growth Investment Division (Class B)
  (10/7/2011)........................................... 2011      4.95         5.15      7,348,067.70
                                                         2012      5.15         5.88     12,237,786.15
                                                         2013      5.88         7.95     10,549,695.81
                                                         2014      7.95         8.53      9,409,055.76

Jennison Growth Investment Division (Class B) (formerly
  Oppenheimer Capital Appreciation Investment Division
  (Class B)) (10/7/2011)................................ 2011      7.79         8.31      2,875,553.19
                                                         2012      8.31         9.35              0.00

JPMorgan Core Bond Investment Division (Class B)
  (4/29/2013)........................................... 2013     11.31        10.77      4,380,663.03
                                                         2014     10.77        11.18      4,453,479.48

JPMorgan Core Bond Investment Division (Class B)
  (formerly American Funds(R) Bond Investment Division
  (Class C)) (10/7/2011)................................ 2011     10.71        10.86      3,903,470.13
                                                         2012     10.86        11.25      4,221,144.52
                                                         2013     11.25        11.22              0.00

                                                                 1.25 SEPARATE ACCOUNT CHARGE
                                                         ---------------------------------------------
                                                              BEGINNING OF                NUMBER OF
                                                                  YEAR     END OF YEAR   ACCUMULATION
                                                              ACCUMULATION ACCUMULATION  UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE       YEAR
-------------------                                      ---- ------------ ------------ --------------
JPMorgan Global Active Allocation Investment Division
  (Class B) (4/30/2012)................................. 2012    $ 1.01       $ 1.05     98,278,267.87
                                                         2013      1.05         1.15    266,300,003.77
                                                         2014      1.15         1.21    302,816,471.27

JPMorgan Small Cap Value Investment Division (Class B)
  (10/7/2011)........................................... 2011     11.82        13.12        583,006.55
                                                         2012     13.12        14.94        604,712.57
                                                         2013     14.94        19.62        560,276.59
                                                         2014     19.62        20.22        569,462.31

Loomis Sayles Global Markets Investment Division
  (Class B) (10/7/2011)................................. 2011     12.10        12.77        866,891.11
                                                         2012     12.77        14.75        888,380.33
                                                         2013     14.75        17.07      4,137,910.13
                                                         2014     17.07        17.44      3,856,491.64

Loomis Sayles Global Markets Investment Division
  (Class B) (formerly Met/Franklin Income Investment
  Division (Class B)) (10/7/2011)....................... 2011     10.49        11.24      4,545,106.28
                                                         2012     11.24        12.48      4,504,444.08
                                                         2013     12.48        13.04              0.00

Loomis Sayles Small Cap Core Investment Division
  (Class B) (10/7/2011)................................. 2011     32.26        36.31      1,663,955.46
                                                         2012     36.31        40.97      1,536,877.57
                                                         2013     40.97        56.92      1,431,061.28
                                                         2014     56.92        58.18      1,356,509.04

Lord Abbett Bond Debenture Investment Division
  (Class B) (10/7/2011)................................. 2011     23.10        24.46      5,522,429.14
                                                         2012     24.46        27.28      5,370,333.81
                                                         2013     27.28        29.09      5,443,285.29
                                                         2014     29.09        30.12      5,271,936.00

Met/Artisan Mid Cap Value Investment Division (Class B)
  (10/7/2011)........................................... 2011     29.42        32.39      1,530,638.68
                                                         2012     32.39        35.69      1,486,443.05
                                                         2013     35.69        48.12      1,463,616.68
                                                         2014     48.12        48.32      1,385,658.28

Met/Dimensional International Small Company
  Investment Division (Class B) (10/7/2011)............. 2011     14.28        14.30        130,684.98
                                                         2012     14.30        16.65        115,843.51
                                                         2013     16.65        20.99        118,025.32
                                                         2014     20.99        19.34        155,102.73

Met/Eaton Vance Floating Rate Investment Division
  (Class B) (10/7/2011)................................. 2011     10.02        10.30        228,398.91
                                                         2012     10.30        10.92        248,586.92
                                                         2013     10.92        11.20        769,824.25
                                                         2014     11.20        11.14        917,763.51

                                                                 1.25 SEPARATE ACCOUNT CHARGE
                                                         ---------------------------------------------
                                                              BEGINNING OF                NUMBER OF
                                                                  YEAR     END OF YEAR   ACCUMULATION
                                                              ACCUMULATION ACCUMULATION  UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE       YEAR
-------------------                                      ---- ------------ ------------ --------------
Met/Franklin Low Duration Total Return Investment
  Division (Class B) (10/7/2011)........................ 2011    $ 9.72       $ 9.77        371,470.99
                                                         2012      9.77        10.07        757,543.49
                                                         2013     10.07        10.06      4,409,494.93
                                                         2014     10.06        10.04      5,652,841.81

Met/Templeton International Bond Investment Division
  (Class B) (10/7/2011)................................. 2011     11.99        12.03        334,312.02
                                                         2012     12.03        13.58        360,242.72
                                                         2013     13.58        13.55        360,288.94
                                                         2014     13.55        13.54        336,569.35

MetLife Asset Allocation 100 Investment Division
  (formerly MetLife Aggressive Strategy Investment
  Division (Class B)) (10/7/2011)....................... 2011      9.91        10.51      3,213,867.32
                                                         2012     10.51        12.12      3,174,538.90
                                                         2013     12.12        15.51      3,085,476.41
                                                         2014     15.51        16.09      3,096,472.25

MetLife Asset Allocation 20 Investment Division
  (formerly MetLife Conservative Allocation Investment
  Division (Class B)) (10/7/2011)....................... 2011     12.33        12.65     26,465,409.52
                                                         2012     12.65        13.64     27,845,228.02
                                                         2013     13.64        14.05     25,190,572.09
                                                         2014     14.05        14.49     23,525,533.50

MetLife Asset Allocation 40 Investment Division
  (formerly MetLife Conservative to Moderate Allocation
  Investment Division (Class B)) (10/7/2011)............ 2011     11.82        12.24     69,578,602.61
                                                         2012     12.24        13.47     68,625,951.23
                                                         2013     13.47        14.76     65,491,836.50
                                                         2014     14.76        15.29     60,893,404.39

MetLife Asset Allocation 60 Investment Division
  (formerly MetLife Moderate Allocation Investment
  Division (Class B)) (10/7/2011)....................... 2011     11.25        11.74    186,589,260.69
                                                         2012     11.74        13.12    179,133,091.06
                                                         2013     13.12        15.29    174,250,653.46
                                                         2014     15.29        15.87    163,949,907.27

MetLife Asset Allocation 80 Investment Division
  (formerly MetLife Growth Strategy Investment Division
  (Class B) and before that Met/Franklin Templeton
  Founding Strategy Investment Division (Class B))
  (10/7/2011)........................................... 2011      8.82         9.42      4,215,602.89
                                                         2012      9.42        10.80      4,034,161.72
                                                         2013     10.80        11.64              0.00

MetLife Asset Allocation 80 Investment Division
  (formerly MetLife Growth Strategy Investment Division
  (Class B)) (4/29/2013)................................ 2013     11.71        13.36      4,090,927.70
                                                         2014     13.36        13.32              0.00

                                                               1.25 SEPARATE ACCOUNT CHARGE
                                                       ---------------------------------------------
                                                            BEGINNING OF                NUMBER OF
                                                                YEAR     END OF YEAR   ACCUMULATION
                                                            ACCUMULATION ACCUMULATION  UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE       YEAR
-------------------                                    ---- ------------ ------------ --------------
MetLife Asset Allocation 80 Investment Division
  (formerly MetLife Moderate to Aggressive Allocation
  Investment Division (Class B)) (10/7/2011).......... 2011    $10.60       $11.17     86,864,544.96
                                                       2012     11.17        12.73     80,829,336.58
                                                       2013     12.73        15.63     77,299,106.53
                                                       2014     15.63        16.24     76,437,672.23

MetLife Balanced Plus Investment Division (Class B)
  (10/7/2011)......................................... 2011      9.19         9.39     36,775,185.96
                                                       2012      9.39        10.49     85,936,719.25
                                                       2013     10.49        11.84    136,462,242.32
                                                       2014     11.84        12.83    152,347,296.18

MetLife Mid Cap Stock Index Investment Division
  (Class B) (10/7/2011)............................... 2011     15.52        17.07      8,144,543.01
                                                       2012     17.07        19.78      7,896,397.33
                                                       2013     19.78        25.95      7,508,378.40
                                                       2014     25.95        27.99      7,247,852.53

MetLife Multi-Index Targeted Risk Investment Division
  (Class B) (11/12/2012).............................. 2012      0.98         1.01      3,444,590.00
                                                       2013      1.01         1.13    125,232,192.04
                                                       2014      1.13         1.22    223,560,130.68

MetLife Stock Index Investment Division (Class B)
  (10/7/2011)......................................... 2011     36.64        39.93     14,624,119.22
                                                       2012     39.93        45.51     13,800,270.63
                                                       2013     45.51        59.20     12,439,421.12
                                                       2014     59.20        66.12     11,401,442.90

MFS(R) Emerging Markets Equity Investment Division
  (Class B) (10/7/2011)............................... 2011      9.86        10.16      2,124,917.48
                                                       2012     10.16        11.93      2,169,962.76
                                                       2013     11.93        11.20      2,446,839.30
                                                       2014     11.20        10.34      2,625,897.30

MFS(R) Research International Investment Division
  (Class B) (10/7/2011)............................... 2011     12.78        12.98      6,669,158.46
                                                       2012     12.98        14.96      6,199,776.38
                                                       2013     14.96        17.62      5,699,568.82
                                                       2014     17.62        16.19      5,493,187.14

MFS(R) Total Return Investment Division (Class B)
  (10/7/2011)......................................... 2011     43.89        46.45        826,082.65
                                                       2012     46.45        51.06        805,689.47
                                                       2013     51.06        59.85        795,649.97
                                                       2014     59.85        64.05        768,192.95

MFS(R) Value Investment Division (Class B)
  (10/7/2011)......................................... 2011     11.03        12.04      7,522,386.23
                                                       2012     12.04        13.83      7,315,037.13
                                                       2013     13.83        18.50     10,581,680.77
                                                       2014     18.50        20.20      9,721,609.85

                                                                  1.25 SEPARATE ACCOUNT CHARGE
                                                          --------------------------------------------
                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ -------------
MFS(R) Value Investment Division (Class B) (formerly Met/
  Franklin Mutual Shares Investment Division (Class B))
  (10/7/2011)............................................ 2011    $ 8.08       $ 8.77     2,997,757.80
                                                          2012      8.77         9.87     2,797,219.63
                                                          2013      9.87        10.81             0.00

Morgan Stanley Mid Cap Growth Investment Division
  (Class B) (10/7/2011).................................. 2011     13.81        14.03     2,843,297.98
                                                          2012     14.03        15.14     2,692,713.11
                                                          2013     15.14        20.79     2,297,231.09
                                                          2014     20.79        20.74     2,209,248.85

MSCI EAFE(R) Index Investment Division (Class B)
  (10/7/2011)............................................ 2011     11.13        11.25    14,595,718.30
                                                          2012     11.25        13.11    14,435,971.24
                                                          2013     13.11        15.74    13,451,974.55
                                                          2014     15.74        14.57    13,926,384.22

Neuberger Berman Genesis Investment Division (Class B)
  (10/7/2011)............................................ 2011     15.67        17.29     3,242,629.17
                                                          2012     17.29        18.74     3,027,293.41
                                                          2013     18.74        25.57     3,595,800.35
                                                          2014     25.57        25.18     3,266,027.56

Neuberger Berman Genesis Investment Division (Class B)
  (formerly MLA Mid Cap Investment Division (Class B))
  (10/7/2011)............................................ 2011     13.53        14.78     1,486,644.47
                                                          2012     14.78        15.37     1,344,367.91
                                                          2013     15.37        16.67             0.00

Oppenheimer Global Equity Investment Division (Class B)
  (10/7/2011)............................................ 2011     16.71        17.25     3,539,470.40
                                                          2012     17.25        20.64     3,291,982.18
                                                          2013     20.64        25.92     3,718,443.28
                                                          2014     25.92        26.14     3,583,443.08

Oppenheimer Global Equity Investment Division (Class B)
  (formerly Met/Templeton Growth Investment Division
  (Class B)) (10/7/2011)................................. 2011      8.05         8.42     1,415,850.80
                                                          2012      8.42        10.16     1,346,063.32
                                                          2013     10.16        10.80             0.00

PanAgora Global Diversified Risk Investment Division
  (Class B) (4/28/2014).................................. 2014      0.99         1.03     3,855,645.65

PIMCO Inflation Protected Bond Investment Division
  (Class B) (10/7/2011).................................. 2011     15.00        15.29    22,060,834.54
                                                          2012     15.29        16.48    23,103,607.27
                                                          2013     16.48        14.76    20,921,626.20
                                                          2014     14.76        15.00    18,776,351.61

                                                                1.25 SEPARATE ACCOUNT CHARGE
                                                        ---------------------------------------------
                                                             BEGINNING OF                NUMBER OF
                                                                 YEAR     END OF YEAR   ACCUMULATION
                                                             ACCUMULATION ACCUMULATION  UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE       YEAR
-------------------                                     ---- ------------ ------------ --------------
PIMCO Total Return Investment Division (Class B)
  (10/7/2011).......................................... 2011    $16.56       $16.94     32,720,206.08
                                                        2012     16.94        18.28     33,459,538.47
                                                        2013     18.28        17.70     33,294,516.54
                                                        2014     17.70        18.22     30,162,776.71

Pioneer Strategic Income Investment Division (Class E)
  (10/7/2011).......................................... 2011     25.52        26.17      1,217,423.97
                                                        2012     26.17        28.80      1,440,256.83
                                                        2013     28.80        28.85      1,393,849.45
                                                        2014     28.85        29.75      1,463,817.53

Pyramis(R) Government Income Investment Division
  (Class B) (10/7/2011)................................ 2011     10.62        10.76     10,522,294.15
                                                        2012     10.76        10.96     32,068,305.21
                                                        2013     10.96        10.34     31,404,922.55
                                                        2014     10.34        10.98     29,122,721.93

Pyramis(R) Managed Risk Investment Division (Class B)
  (4/29/2013).......................................... 2013     10.21        10.76      2,942,032.89
                                                        2014     10.76        11.54      6,462,747.17

Russell 2000(R) Index Investment Division (Class B)
  (10/7/2011).......................................... 2011     15.37        17.36      4,329,427.86
                                                        2012     17.36        19.89      4,195,443.26
                                                        2013     19.89        27.15      3,985,416.76
                                                        2014     27.15        28.09      3,973,488.34

Schroders Global Multi-Asset Investment Division
  (Class B) (4/30/2012)................................ 2012      1.01         1.06     67,974,801.15
                                                        2013      1.06         1.16    167,476,225.23
                                                        2014      1.16         1.23    186,926,839.25

SSgA Growth and Income ETF Investment Division
  (Class B) (10/7/2011)................................ 2011     11.10        11.75     39,524,198.83
                                                        2012     11.75        13.09     40,225,522.76
                                                        2013     13.09        14.60     38,653,105.18
                                                        2014     14.60        15.26     36,167,858.36

SSgA Growth ETF Investment Division (Class B)
  (10/7/2011).......................................... 2011     10.32        10.97      4,758,320.83
                                                        2012     10.97        12.46      5,212,125.54
                                                        2013     12.46        14.53      5,780,859.59
                                                        2014     14.53        15.12      5,831,845.05

T. Rowe Price Large Cap Growth Investment Division
  (Class B)............................................ 2013     17.79        22.49      6,484,456.47
                                                        2014     22.49        24.17      6,147,922.34

T. Rowe Price Large Cap Growth Investment Division
  (Class B) (formerly RCM Technology Investment
  Division (Class B)) (10/7/2011)...................... 2011      6.21         6.25      8,293,969.11
                                                        2012      6.25         6.92      7,942,344.23
                                                        2013      6.92         7.24              0.00

                                                               1.25 SEPARATE ACCOUNT CHARGE
                                                       --------------------------------------------
                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ -------------
T. Rowe Price Mid Cap Growth Investment Division
  (Class B) (10/7/2011)............................... 2011   $  9.62      $ 10.33    11,726,128.73
                                                       2012     10.33        11.60    11,397,693.54
                                                       2013     11.60        15.64    10,844,895.76
                                                       2014     15.64        17.42    10,327,747.97
T. Rowe Price Small Cap Growth Investment Division
  (Class B) (10/7/2011)............................... 2011     16.61        18.54     3,448,513.28
                                                       2012     18.54        21.23     3,334,995.65
                                                       2013     21.23        30.22     3,293,870.13
                                                       2014     30.22        31.83     3,163,635.81
Van Eck Global Natural Resources Investment Division
  (Class B) (10/7/2011)............................... 2011     14.87        15.53     1,148,333.46
                                                       2012     15.53        15.73     1,306,977.27
                                                       2013     15.73        17.21     1,186,585.15
                                                       2014     17.21        13.79     1,314,208.63
Western Asset Management U.S. Government Investment
  Division (Class B) (10/7/2011)...................... 2011     18.39        18.50     6,310,303.78
                                                       2012     18.50        18.83     6,276,242.56
                                                       2013     18.83        18.43     6,066,931.54
                                                       2014     18.43        18.66     5,524,684.17
WMC Core Equity Opportunities Investment Division
  (formerly Davis Venture Value Investment Division
  (Class B)) (10/7/2011).............................. 2011     29.20        31.96     7,861,376.38
                                                       2012     31.96        35.54     7,323,440.01
                                                       2013     35.54        46.81     6,541,614.76
                                                       2014     46.81        51.01     5,697,578.70
WMC Large Cap Research Investment Division (formerly
  BlackRock Large Cap Core Investment Division
  (Class B)) (10/7/2011).............................. 2011     60.58        65.49       389,135.33
                                                       2012     65.49        73.35       352,713.46
                                                       2013     73.35        97.27       325,123.73
                                                       2014     97.27       109.03       287,205.87

AT 1.50 SEPARATE ACCOUNT CHARGE:
--------------------------------
American Funds Global Small Capitalization Investment
  Division (Class 2) (10/7/2011)...................... 2011     23.71        24.45     8,041,761.60
                                                       2012     24.45        28.46     7,363,012.38
                                                       2013     28.46        35.97     6,676,357.08
                                                       2014     35.97        36.19     6,275,974.03
American Funds Growth-Income Investment Division
  (Class 2) (10/7/2011)............................... 2011     92.02        98.48     2,636,733.23
                                                       2012     98.48       113.96     2,481,403.31
                                                       2013    113.96       149.88     2,235,737.74
                                                       2014    149.88       163.35     2,065,971.05

                                                                  1.35 SEPARATE ACCOUNT CHARGE
                                                           -------------------------------------------
                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
AllianceBernstein Global Dynamic Allocation Investment
  Division (Class B) (10/7/2011).......................... 2011    $ 9.43       $ 9.73      700,497.55
                                                           2012      9.73        10.57    1,598,037.97
                                                           2013     10.57        11.59    1,909,287.19
                                                           2014     11.59        12.28    1,920,754.96

Allianz Global Investors Dynamic Multi-Asset Plus
  investment Division (Class B) (4/28/2014)............... 2014      0.99         1.04      137,400.36

American Funds(R) Balanced Allocation Investment Division
  (Class C) (10/7/2011)................................... 2011      9.16         9.56    1,224,203.58
                                                           2012      9.56        10.71    1,032,316.71
                                                           2013     10.71        12.52    1,071,140.63
                                                           2014     12.52        13.10    1,026,928.88

American Funds(R) Growth Allocation Investment Division
  (Class C) (10/7/2011)................................... 2011      8.40         8.85      317,356.58
                                                           2012      8.85        10.14      428,344.81
                                                           2013     10.14        12.52      435,043.15
                                                           2014     12.52        13.14      377,062.65

American Funds(R) Growth Investment Division (Class C)
  (10/7/2011)............................................. 2011      8.18         8.67      939,838.48
                                                           2012      8.67        10.04      944,438.60
                                                           2013     10.04        12.86      888,053.52
                                                           2014     12.86        13.73      825,682.01

American Funds(R) Moderate Allocation Investment Division
  (Class C) (10/7/2011)................................... 2011      9.68        10.03    1,722,907.35
                                                           2012     10.03        10.96    1,696,678.62
                                                           2013     10.96        12.28    1,615,230.87
                                                           2014     12.28        12.85    1,526,132.72

AQR Global Risk Balanced Investment Division (Class B)
  (10/7/2011)............................................. 2011     10.20        10.60      798,707.65
                                                           2012     10.60        11.57    1,962,454.26
                                                           2013     11.57        11.02    2,210,992.80
                                                           2014     11.02        11.31    2,026,748.02

Baillie Gifford International Stock Investment Division
  (Class B) (10/7/2011)................................... 2011     10.77        10.79       52,318.52
                                                           2012     10.79        12.70       48,827.19
                                                           2013     12.70        14.43       46,118.50
                                                           2014     14.43        13.76       46,795.70

Barclays Aggregate Bond Index Investment Division
  (Class B) (10/7/2011)................................... 2011     16.33        16.53      624,973.55
                                                           2012     16.53        16.90      687,266.75
                                                           2013     16.90        16.25      750,682.91
                                                           2014     16.25        16.91      779,866.02

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
BlackRock Bond Income Investment Division (Class B)
  (10/7/2011).............................................. 2011   $ 55.30      $ 56.21       69,143.50
                                                            2012     56.21        59.49       75,005.18
                                                            2013     59.49        58.10       81,741.44
                                                            2014     58.10        61.23      100,075.27

BlackRock Capital Appreciation Investment Division
  (Class B) (10/7/2011).................................... 2011     27.52        28.63       62,047.96
                                                            2012     28.63        32.21       64,372.08
                                                            2013     32.21        42.56       53,323.00
                                                            2014     42.56        45.62       52,752.57

BlackRock Global Tactical Strategies Investment Division
  (Class B) (10/7/2011).................................... 2011      9.27         9.57      970,654.11
                                                            2012      9.57        10.30    2,069,694.85
                                                            2013     10.30        11.21    2,446,192.58
                                                            2014     11.21        11.72    2,373,101.21

BlackRock Large Cap Value Investment Division (Class B)
  (10/7/2011).............................................. 2011     10.12        11.16      116,109.80
                                                            2012     11.16        12.55      123,733.52
                                                            2013     12.55        16.31      113,765.89
                                                            2014     16.31        17.65      118,175.53

BlackRock Money Market Investment Division (Class B)
  (10/7/2011).............................................. 2011     23.36        23.29       16,827.58
                                                            2012     23.29        22.97       13,519.93
                                                            2013     22.97        22.66       30,555.47
                                                            2014     22.66        22.36       30,416.98

Clarion Global Real Estate Investment Division (Class B)
  (10/7/2011).............................................. 2011     12.49        13.32      153,001.73
                                                            2012     13.32        16.56      140,643.64
                                                            2013     16.56        16.92      159,038.72
                                                            2014     16.92        18.91      153,460.53

ClearBridge Aggressive Growth Investment Division
  (Class B) (10/7/2011).................................... 2011      7.12         7.73      114,121.94
                                                            2012      7.73         9.04      124,366.49
                                                            2013      9.04        12.99      150,366.16
                                                            2014     12.99        15.23      547,261.68

ClearBridge Aggressive Growth Investment Division
  (formerly ClearBridge Aggressive Growth II Investment
  Division and before that Janus Forty Investment Division
  (Class B)) (10/7/2011)................................... 2011    138.77       143.89       30,783.56
                                                            2012    143.89       173.91       30,120.49
                                                            2013    173.91       220.97       26,947.54
                                                            2014    220.97       230.13            0.00

Frontier Mid Cap Growth Investment Division (Class B)
  (10/7/2011).............................................. 2011     40.37        43.35       24,297.29
                                                            2012     43.35        47.34       26,979.85
                                                            2013     47.34        61.86       24,368.94
                                                            2014     61.86        67.66       23,968.25

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
Harris Oakmark International Investment Division (Class B)
  (10/7/2011).............................................. 2011    $16.91       $16.95      271,704.84
                                                            2012     16.95        21.61      264,584.11
                                                            2013     21.61        27.83      236,602.74
                                                            2014     27.83        25.86      261,717.45

Invesco Balanced-Risk Allocation Investment Division
  (Class B) (4/30/2012).................................... 2012      1.01         1.04    3,583,816.56
                                                            2013      1.04         1.05    6,063,904.68
                                                            2014      1.05         1.09    5,467,799.47

Invesco Mid Cap Value Investment Division (Class B)
  (formerly Lord Abbett Mid Cap Value Investment
  Division (Class B)) (10/7/2011).......................... 2011     20.88        23.16       88,624.27
                                                            2012     23.16        25.62            0.00

Invesco Mid Cap Value Investment Division (formerly Lord
  Abbett Mid Cap Value Investment Division (Class B))...... 2012     25.49        26.21       90,739.87
                                                            2013     26.21        33.70       77,323.83
                                                            2014     33.70        36.46       75,542.35

Invesco Small Cap Growth Investment Division (Class B)
  (10/7/2011).............................................. 2011     14.33        15.59       15,181.29
                                                            2012     15.59        18.18       13,109.11
                                                            2013     18.18        25.15       17,693.71
                                                            2014     25.15        26.77       18,719.47

Jennison Growth Investment Division (Class B)
  (10/7/2011).............................................. 2011      4.89         5.09      182,276.94
                                                            2012      5.09         5.81      307,229.22
                                                            2013      5.81         7.84      309,583.58
                                                            2014      7.84         8.41      263,546.94

Jennison Growth Investment Division (Class B) (formerly
  Oppenheimer Capital Appreciation Investment Division
  (Class B)) (10/7/2011)................................... 2011      7.71         8.22       71,696.93
                                                            2012      8.22         9.25            0.00

JPMorgan Core Bond Investment Division (Class B)
  (4/29/2013).............................................. 2013     11.26        10.71      297,634.22
                                                            2014     10.71        11.11      298,570.71

JPMorgan Core Bond Investment Division (Class B)
  (formerly American Funds(R) Bond Investment Division
  (Class C)) (10/7/2011)................................... 2011     10.67        10.82      246,741.63
                                                            2012     10.82        11.20      267,844.25
                                                            2013     11.20        11.17            0.00

JPMorgan Global Active Allocation Investment Division
  (Class B) (4/30/2012).................................... 2012      1.01         1.05    1,690,213.53
                                                            2013      1.05         1.15    6,548,971.71
                                                            2014      1.15         1.21    7,681,427.53

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
JPMorgan Small Cap Value Investment Division (Class B)
  (10/7/2011)............................................... 2011    $11.74       $13.03      23,700.49
                                                             2012     13.03        14.83      25,562.96
                                                             2013     14.83        19.45      21,848.72
                                                             2014     19.45        20.03      27,233.04

Loomis Sayles Global Markets Investment Division (Class B)
  (10/7/2011)............................................... 2011     12.03        12.70      54,405.50
                                                             2012     12.70        14.65      60,020.73
                                                             2013     14.65        16.93     126,849.29
                                                             2014     16.93        17.29     113,926.95

Loomis Sayles Global Markets Investment Division (Class B)
  (formerly Met/Franklin Income Investment Division
  (Class B)) (10/7/2011).................................... 2011     10.45        11.20      77,002.11
                                                             2012     11.20        12.43     101,112.78
                                                             2013     12.43        12.97           0.00

Loomis Sayles Small Cap Core Investment Division (Class B)
  (10/7/2011)............................................... 2011     31.70        35.67      24,581.11
                                                             2012     35.67        40.21      26,722.38
                                                             2013     40.21        55.81      23,846.43
                                                             2014     55.81        56.99      26,324.35

Lord Abbett Bond Debenture Investment Division (Class B)
  (10/7/2011)............................................... 2011     22.74        24.08      66,023.15
                                                             2012     24.08        26.83      80,608.52
                                                             2013     26.83        28.58      98,257.50
                                                             2014     28.58        29.56     107,730.12

Met/Artisan Mid Cap Value Investment Division (Class B)
  (10/7/2011)............................................... 2011     28.88        31.79      20,131.07
                                                             2012     31.79        35.00      18,636.38
                                                             2013     35.00        47.13      17,496.54
                                                             2014     47.13        47.28      22,895.64

Met/Dimensional International Small Company Investment
  Division (Class B) (10/7/2011)............................ 2011     14.24        14.26      16,064.16
                                                             2012     14.26        16.59      16,377.23
                                                             2013     16.59        20.88      15,078.27
                                                             2014     20.88        19.22      18,528.42

Met/Eaton Vance Floating Rate Investment Division (Class B)
  (10/7/2011)............................................... 2011     10.01        10.29       6,640.87
                                                             2012     10.29        10.89      10,262.36
                                                             2013     10.89        11.16      33,468.50
                                                             2014     11.16        11.09      46,665.68

Met/Franklin Low Duration Total Return Investment Division
  (Class B) (10/7/2011)..................................... 2011      9.72         9.77      10,452.94
                                                             2012      9.77        10.06      32,813.30
                                                             2013     10.06        10.04     188,388.01
                                                             2014     10.04        10.01     243,143.67

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
Met/Templeton International Bond Investment Division
  (Class B) (10/7/2011).................................... 2011    $11.96       $12.00       14,876.84
                                                            2012     12.00        13.53       18,404.79
                                                            2013     13.53        13.49       17,128.40
                                                            2014     13.49        13.46       16,338.63

MetLife Asset Allocation 100 Investment Division (formerly
  MetLife Aggressive Strategy Investment Division
  (Class B)) (10/7/2011)................................... 2011      9.85        10.44       84,103.05
                                                            2012     10.44        12.03       78,050.38
                                                            2013     12.03        15.37       82,992.33
                                                            2014     15.37        15.94      120,479.68

MetLife Asset Allocation 20 Investment Division (formerly
  MetLife Conservative Allocation Investment Division
  (Class B)) (10/7/2011)................................... 2011     12.26        12.57      220,866.70
                                                            2012     12.57        13.54      252,850.55
                                                            2013     13.54        13.93      247,543.87
                                                            2014     13.93        14.35      204,308.80

MetLife Asset Allocation 40 Investment Division (formerly
  MetLife Conservative to Moderate Allocation Investment
  Division (Class B)) (10/7/2011).......................... 2011     11.74        12.15      871,059.68
                                                            2012     12.15        13.37      922,064.88
                                                            2013     13.37        14.63      984,633.26
                                                            2014     14.63        15.14      943,822.45

MetLife Asset Allocation 60 Investment Division (formerly
  MetLife Moderate Allocation Investment Division
  (Class B)) (10/7/2011)................................... 2011     11.17        11.66    4,493,700.87
                                                            2012     11.66        13.02    4,221,672.84
                                                            2013     13.02        15.16    4,160,510.92
                                                            2014     15.16        15.71    4,040,729.45

MetLife Asset Allocation 80 Investment Division (formerly
  MetLife Growth Strategy Investment Division (Class B)
  and before that Met/Franklin Templeton Founding
  Strategy Investment Division (Class B)) (10/7/2011)...... 2011      8.79         9.39       86,338.59
                                                            2012      9.39        10.75       94,859.59
                                                            2013     10.75        11.58            0.00

MetLife Asset Allocation 80 Investment Division (formerly
  MetLife Growth Strategy Investment Division (Class B))
  (4/29/2013).............................................. 2013     11.65        13.29       88,887.62
                                                            2014     13.29        13.24            0.00

MetLife Asset Allocation 80 Investment Division (formerly
  MetLife Moderate to Aggressive Allocation Investment
  Division (Class B)) (10/7/2011).......................... 2011     10.53        11.10      486,394.82
                                                            2012     11.10        12.63      487,664.41
                                                            2013     12.63        15.49      573,235.33
                                                            2014     15.49        16.08      615,272.77

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
MetLife Balanced Plus Investment Division (Class B)
  (10/7/2011)............................................. 2011    $ 9.19       $ 9.38      700,305.13
                                                           2012      9.38        10.47    1,914,684.68
                                                           2013     10.47        11.81    3,193,820.29
                                                           2014     11.81        12.78    3,814,057.40

MetLife Mid Cap Stock Index Investment Division (Class B)
  (10/7/2011)............................................. 2011     15.35        16.88      129,360.48
                                                           2012     16.88        19.54      135,393.62
                                                           2013     19.54        25.60      131,037.27
                                                           2014     25.60        27.59      133,067.26

MetLife Multi-Index Targeted Risk Investment Division
  (Class B) (11/12/2012).................................. 2012      0.98         1.01       70,593.47
                                                           2013      1.01         1.12    2,935,952.74
                                                           2014      1.12         1.21    7,249,284.29

MetLife Stock Index Investment Division (Class B)
  (10/7/2011)............................................. 2011     35.87        39.07      268,726.58
                                                           2012     39.07        44.49      263,680.43
                                                           2013     44.49        57.81      236,194.61
                                                           2014     57.81        64.51      220,248.55

MFS(R) Emerging Markets Equity Investment Division
  (Class B) (10/7/2011)................................... 2011      9.81        10.10      122,880.91
                                                           2012     10.10        11.85      134,237.27
                                                           2013     11.85        11.11      160,429.11
                                                           2014     11.11        10.25      182,371.41

MFS(R) Research International Investment Division
  (Class B) (10/7/2011)................................... 2011     12.65        12.84       89,309.20
                                                           2012     12.84        14.78       89,427.86
                                                           2013     14.78        17.39       85,675.62
                                                           2014     17.39        15.97      100,121.35

MFS(R) Total Return Investment Division (Class B)
  (10/7/2011)............................................. 2011     42.83        45.32       19,864.37
                                                           2012     45.32        49.76       23,721.16
                                                           2013     49.76        58.28       22,722.25
                                                           2014     58.28        62.31       22,648.37

MFS(R) Value Investment Division (Class B) (10/7/2011).... 2011     10.89        11.88       86,797.73
                                                           2012     11.88        13.64       89,917.61
                                                           2013     13.64        18.22      214,582.97
                                                           2014     18.22        19.87      207,099.44

MFS(R) Value Investment Division (Class B) (formerly Met/
  Franklin Mutual Shares Investment Division (Class B))
  (10/7/2011)............................................. 2011      8.05         8.74      162,744.93
                                                           2012      8.74         9.82      168,846.57
                                                           2013      9.82        10.76            0.00

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Morgan Stanley Mid Cap Growth Investment Division
  (Class B) (10/7/2011)................................. 2011    $13.61       $13.82      42,329.04
                                                         2012     13.82        14.90      44,659.56
                                                         2013     14.90        20.44      37,202.20
                                                         2014     20.44        20.37      33,645.26

MSCI EAFE(R) Index Investment Division (Class B)
  (10/7/2011)........................................... 2011     10.98        11.10     279,685.96
                                                         2012     11.10        12.93     289,482.00
                                                         2013     12.93        15.50     258,581.69
                                                         2014     15.50        14.33     274,703.89

Neuberger Berman Genesis Investment Division
  (Class B) (10/7/2011)................................. 2011     15.50        17.09       7,179.09
                                                         2012     17.09        18.50      10,055.04
                                                         2013     18.50        25.23      29,332.80
                                                         2014     25.23        24.82      30,314.30

Neuberger Berman Genesis Investment Division (Class B)
  (formerly MLA Mid Cap Investment Division
  (Class B)) (10/7/2011)................................ 2011     13.40        14.63      26,447.93
                                                         2012     14.63        15.20      27,589.52
                                                         2013     15.20        16.48           0.00

Oppenheimer Global Equity Investment Division (Class B)
  (10/7/2011)........................................... 2011     16.47        17.00      86,262.48
                                                         2012     17.00        20.32      86,740.33
                                                         2013     20.32        25.48     110,315.38
                                                         2014     25.48        25.68     120,802.06

Oppenheimer Global Equity Investment Division (Class B)
  (formerly Met/Templeton Growth Investment Division
  (Class B)) (10/7/2011)................................ 2011      8.02         8.38      60,852.97
                                                         2012      8.38        10.11      59,820.94
                                                         2013     10.11        10.75           0.00

PanAgora Global Diversified Risk Investment Division
  (Class B) (4/28/2014)................................. 2014      0.99         1.03      98,829.01

PIMCO Inflation Protected Bond Investment Division
  (Class B) (10/7/2011)................................. 2011     14.87        15.16     591,119.67
                                                         2012     15.16        16.32     620,731.01
                                                         2013     16.32        14.61     608,119.67
                                                         2014     14.61        14.83     558,516.04

PIMCO Total Return Investment Division (Class B)
  (10/7/2011)........................................... 2011     16.38        16.75     769,647.90
                                                         2012     16.75        18.06     845,199.99
                                                         2013     18.06        17.48     918,726.14
                                                         2014     17.48        17.97     841,898.54

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
Pioneer Strategic Income Investment Division
  (Class E) (10/7/2011).................................... 2011    $25.08       $25.71       45,485.11
                                                            2012     25.71        28.27       53,224.70
                                                            2013     28.27        28.29       52,567.48
                                                            2014     28.29        29.15       62,131.63

Pyramis(R) Government Income Investment Division
  (Class B) (10/7/2011).................................... 2011     10.61        10.75      231,236.05
                                                            2012     10.75        10.94      722,195.98
                                                            2013     10.94        10.31      745,020.36
                                                            2014     10.31        10.94      712,883.49

Pyramis(R) Managed Risk Investment Division
  (Class B) (4/29/2013).................................... 2013     10.21        10.75       69,071.59
                                                            2014     10.75        11.52      112,883.42

Russell 2000(R) Index Investment Division (Class B)
  (10/7/2011).............................................. 2011     15.18        17.13       63,220.27
                                                            2012     17.13        19.61       68,575.61
                                                            2013     19.61        26.74       64,937.25
                                                            2014     26.74        27.64       61,477.58

Schroders Global Multi-Asset Investment Division (Class B)
  (4/30/2012).............................................. 2012      1.01         1.06    1,357,517.74
                                                            2013      1.06         1.16    4,953,208.49
                                                            2014      1.16         1.23    5,976,973.46

SSgA Growth and Income ETF Investment Division
  (Class B) (10/7/2011).................................... 2011     11.04        11.67    1,292,160.03
                                                            2012     11.67        13.00    1,325,412.37
                                                            2013     13.00        14.48    1,290,443.73
                                                            2014     14.48        15.12    1,241,487.10

SSgA Growth ETF Investment Division (Class B)
  (10/7/2011).............................................. 2011     10.25        10.90      240,863.95
                                                            2012     10.90        12.37      195,538.71
                                                            2013     12.37        14.41      196,038.85
                                                            2014     14.41        14.98      165,849.88

T. Rowe Price Large Cap Growth Investment Division
  (Class B)................................................ 2013     17.54        22.15       66,096.57
                                                            2014     22.15        23.79       87,878.62

T. Rowe Price Large Cap Growth Investment Division
  (Class B) (formerly RCM Technology Investment Division
  (Class B)) (10/7/2011)................................... 2011      6.14         6.18      131,758.98
                                                            2012      6.18         6.83      147,780.33
                                                            2013      6.83         7.15            0.00

T. Rowe Price Mid Cap Growth Investment Division
  (Class B) (10/7/2011).................................... 2011      9.52        10.22      299,055.09
                                                            2012     10.22        11.46      317,542.87
                                                            2013     11.46        15.44      304,391.38
                                                            2014     15.44        17.18      308,232.81

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
T. Rowe Price Small Cap Growth Investment Division
  (Class B) (10/7/2011)................................... 2011   $ 16.37      $ 18.27      51,256.32
                                                           2012     18.27        20.89      56,117.63
                                                           2013     20.89        29.72      64,501.27
                                                           2014     29.72        31.27      71,529.88

Van Eck Global Natural Resources Investment Division
  (Class B) (10/7/2011)................................... 2011     14.82        15.48      72,618.13
                                                           2012     15.48        15.66      83,318.95
                                                           2013     15.66        17.12      81,662.54
                                                           2014     17.12        13.71      92,060.18

Western Asset Management U.S. Government Investment
  Division (Class B) (10/7/2011).......................... 2011     18.08        18.19     183,151.82
                                                           2012     18.19        18.49     172,589.92
                                                           2013     18.49        18.08     119,247.69
                                                           2014     18.08        18.29     126,457.93

WMC Core Equity Opportunities Investment Division
  (formerly Davis Venture Value Investment Division
  (Class B)) (10/7/2011).................................. 2011     28.71        31.41     130,860.23
                                                           2012     31.41        34.90     127,191.21
                                                           2013     34.90        45.92     113,955.38
                                                           2014     45.92        49.99     107,312.86

WMC Large Cap Research Investment Division (formerly
  BlackRock Large Cap Core Investment Division (Class B))
  (10/7/2011)............................................. 2011     58.89        63.65           0.00
                                                           2012     63.65        71.21           0.00
                                                           2013     71.21        94.34           0.00
                                                           2014     94.34       105.65           0.00

AT 1.60 SEPARATE ACCOUNT CHARGE:
--------------------------------
American Funds Global Small Capitalization Investment
  Division (Class 2) (10/7/2011).......................... 2011     23.39        24.12     132,698.77
                                                           2012     24.12        28.05     132,130.23
                                                           2013     28.05        35.41     124,519.21
                                                           2014     35.41        35.59     122,329.46

American Funds Growth-Income Investment Division
  (Class 2) (10/7/2011)................................... 2011     89.50        95.77      36,229.64
                                                           2012     95.77       110.71      37,762.23
                                                           2013    110.71       145.46      35,331.39
                                                           2014    145.46       158.38      33,233.12

                                                                  1.40 SEPARATE ACCOUNT CHARGE
                                                           -------------------------------------------
                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
AllianceBernstein Global Dynamic Allocation Investment
  Division (Class B) (10/7/2011).......................... 2011    $ 9.43       $ 9.73         173.34
                                                           2012      9.73        10.56      13,335.28
                                                           2013     10.56        11.58      36,373.07
                                                           2014     11.58        12.26      36,876.05

Allianz Global Investors Dynamic Multi-Asset Plus
  investment Division (Class B) (4/28/2014)............... 2014      0.99         1.04     116,184.88

American Funds(R) Balanced Allocation Investment Division
  (Class C) (10/7/2011)................................... 2011      9.15         9.54     304,131.75
                                                           2012      9.54        10.68     306,775.76
                                                           2013     10.68        12.48     311,488.59
                                                           2014     12.48        13.06     299,227.45

American Funds(R) Growth Allocation Investment Division
  (Class C) (10/7/2011)................................... 2011      8.38         8.83      14,120.95
                                                           2012      8.83        10.12      14,244.66
                                                           2013     10.12        12.48      12,329.96
                                                           2014     12.48        13.10      12,214.96

American Funds(R) Growth Investment Division (Class C)
  (10/7/2011)............................................. 2011      8.16         8.65     151,751.98
                                                           2012      8.65        10.02     143,567.59
                                                           2013     10.02        12.82     112,965.31
                                                           2014     12.82        13.68     106,978.36

American Funds(R) Moderate Allocation Investment Division
  (Class C) (10/7/2011)................................... 2011      9.66        10.01     348,617.80
                                                           2012     10.01        10.94     309,816.32
                                                           2013     10.94        12.25     294,567.59
                                                           2014     12.25        12.81     283,982.73

AQR Global Risk Balanced Investment Division (Class B)
  (10/7/2011)............................................. 2011     10.20        10.60         161.29
                                                           2012     10.60        11.56      50,028.71
                                                           2013     11.56        11.01      48,611.89
                                                           2014     11.01        11.29      46,215.88

Baillie Gifford International Stock Investment Division
  (Class B) (10/7/2011)................................... 2011     10.66        10.68       5,054.19
                                                           2012     10.68        12.57       2,710.61
                                                           2013     12.57        14.27       2,059.52
                                                           2014     14.27        13.60       2,094.61

Barclays Aggregate Bond Index Investment Division
  (Class B) (10/7/2011)................................... 2011     16.23        16.42     177,373.38
                                                           2012     16.42        16.78     191,560.95
                                                           2013     16.78        16.13     199,277.11
                                                           2014     16.13        16.77     185,014.81

BlackRock Bond Income Investment Division (Class B)
  (10/7/2011)............................................. 2011     54.53        55.42      14,578.22
                                                           2012     55.42        58.63      12,631.31
                                                           2013     58.63        57.23      15,549.34
                                                           2014     57.23        60.28      15,948.05

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
BlackRock Capital Appreciation Investment Division
  (Class B) (10/7/2011).................................... 2011   $ 27.29      $ 28.38      21,415.40
                                                            2012     28.38        31.92      20,628.34
                                                            2013     31.92        42.15      18,931.18
                                                            2014     42.15        45.16      17,165.66

BlackRock Global Tactical Strategies Investment Division
  (Class B) (10/7/2011).................................... 2011      9.27         9.56         195.75
                                                            2012      9.56        10.29      19,809.18
                                                            2013     10.29        11.20      37,552.84
                                                            2014     11.20        11.69      43,798.13

BlackRock Large Cap Value Investment Division (Class B)
  (10/7/2011).............................................. 2011     10.07        11.10      32,826.28
                                                            2012     11.10        12.48      21,904.39
                                                            2013     12.48        16.21      26,761.73
                                                            2014     16.21        17.54      28,353.80

BlackRock Money Market Investment Division (Class B)
  (10/7/2011).............................................. 2011     22.94        22.87           0.00
                                                            2012     22.87        22.55           0.00
                                                            2013     22.55        22.24           0.00
                                                            2014     22.24        21.93           0.00

Clarion Global Real Estate Investment Division (Class B)
  (10/7/2011).............................................. 2011     12.44        13.27      13,586.18
                                                            2012     13.27        16.49      11,119.42
                                                            2013     16.49        16.84      11,826.74
                                                            2014     16.84        18.81      11,263.58

ClearBridge Aggressive Growth Investment Division
  (Class B) (10/7/2011).................................... 2011      7.09         7.69      27,927.13
                                                            2012      7.69         8.99      28,265.68
                                                            2013      8.99        12.90      30,366.32
                                                            2014     12.90        15.13     107,350.07

ClearBridge Aggressive Growth Investment Division
  (formerly ClearBridge Aggressive Growth II Investment
  Division and before that Janus Forty Investment Division
  (Class B)) (10/7/2011)................................... 2011    136.73       141.76       7,164.15
                                                            2012    141.76       171.25       5,898.17
                                                            2013    171.25       217.48       5,546.97
                                                            2014    217.48       226.47           0.00

Frontier Mid Cap Growth Investment Division (Class B)
  (10/7/2011).............................................. 2011     39.90        42.84       6,884.44
                                                            2012     42.84        46.76       6,178.78
                                                            2013     46.76        61.07       5,319.17
                                                            2014     61.07        66.77       5,375.35

Harris Oakmark International Investment Division (Class B)
  (10/7/2011).............................................. 2011     16.83        16.86      46,883.06
                                                            2012     16.86        21.49      42,066.07
                                                            2013     21.49        27.66      42,859.63
                                                            2014     27.66        25.69      43,618.22

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
Invesco Balanced-Risk Allocation Investment Division
  (Class B) (4/30/2012).................................... 2012    $ 1.01       $ 1.04     267,341.06
                                                            2013      1.04         1.05     322,571.67
                                                            2014      1.05         1.09     310,915.02

Invesco Mid Cap Value Investment Division (Class B)
  (formerly Lord Abbett Mid Cap Value Investment Division
  (Class B)) (10/7/2011)................................... 2011     20.75        23.01      19,657.86
                                                            2012     23.01        25.44           0.00

Invesco Mid Cap Value Investment Division (formerly Lord
  Abbett Mid Cap Value Investment Division (Class B))...... 2012     25.32        26.03      16,340.61
                                                            2013     26.03        33.45      13,905.29
                                                            2014     33.45        36.16      11,969.48

Invesco Small Cap Growth Investment Division (Class B)
  (10/7/2011).............................................. 2011     14.26        15.51       1,982.54
                                                            2012     15.51        18.08       2,975.03
                                                            2013     18.08        24.99       2,524.23
                                                            2014     24.99        26.60       2,678.36

Jennison Growth Investment Division (Class B)
  (10/7/2011).............................................. 2011     11.69        12.17      24,210.48
                                                            2012     12.17        13.86      46,965.18
                                                            2013     13.86        18.69      38,934.05
                                                            2014     18.69        20.04      36,052.46

Jennison Growth Investment Division (Class B) (formerly
  Oppenheimer Capital Appreciation Investment Division
  (Class B)) (10/7/2011)................................... 2011      7.67         8.17      24,142.86
                                                            2012      8.17         9.20           0.00

JPMorgan Core Bond Investment Division (Class B)
  (4/29/2013).............................................. 2013     11.23        10.68      32,322.14
                                                            2014     10.68        11.07      30,872.16

JPMorgan Core Bond Investment Division (Class B)
  (formerly American Funds(R) Bond Investment Division
  (Class C)) (10/7/2011)................................... 2011     10.66        10.80      43,706.46
                                                            2012     10.80        11.17      40,507.02
                                                            2013     11.17        11.14           0.00

JPMorgan Global Active Allocation Investment Division
  (Class B) (4/30/2012).................................... 2012      1.01         1.05      33,742.22
                                                            2013      1.05         1.14     202,407.70
                                                            2014      1.14         1.21     390,165.01

JPMorgan Small Cap Value Investment Division (Class B)
  (10/7/2011).............................................. 2011     11.70        12.99       3,971.72
                                                            2012     12.99        14.77       5,701.52
                                                            2013     14.77        19.36       5,465.75
                                                            2014     19.36        19.93       6,603.27

Loomis Sayles Global Markets Investment Division (Class B)
  (10/7/2011).............................................. 2011     12.00        12.67      15,970.54
                                                            2012     12.67        14.61      13,353.95
                                                            2013     14.61        16.87      18,716.72
                                                            2014     16.87        17.21      18,246.58

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
Loomis Sayles Global Markets Investment Division (Class B)
  (formerly Met/Franklin Income Investment Division
  (Class B)) (10/7/2011).................................... 2011    $10.44       $11.18     11,070.14
                                                             2012     11.18        12.40      8,075.48
                                                             2013     12.40        12.94          0.00

Loomis Sayles Small Cap Core Investment Division (Class B)
  (10/7/2011)............................................... 2011     31.42        35.36      7,805.84
                                                             2012     35.36        39.84      7,776.80
                                                             2013     39.84        55.27      5,425.94
                                                             2014     55.27        56.41      5,309.25

Lord Abbett Bond Debenture Investment Division (Class B)
  (10/7/2011)............................................... 2011     22.57        23.89     12,734.80
                                                             2012     23.89        26.61     10,618.45
                                                             2013     26.61        28.33     10,687.98
                                                             2014     28.33        29.29     11,927.19

Met/Artisan Mid Cap Value Investment Division (Class B)
  (10/7/2011)............................................... 2011     28.62        31.50      4,615.25
                                                             2012     31.50        34.65      4,763.25
                                                             2013     34.65        46.65      3,470.50
                                                             2014     46.65        46.77      3,812.65

Met/Dimensional International Small Company Investment
  Division (Class B) (10/7/2011)............................ 2011     14.22        14.24      1,359.73
                                                             2012     14.24        16.55      1,393.82
                                                             2013     16.55        20.83      2,591.35
                                                             2014     20.83        19.16      1,167.07

Met/Eaton Vance Floating Rate Investment Division (Class B)
  (10/7/2011)............................................... 2011     10.00        10.28      5,193.73
                                                             2012     10.28        10.88      5,089.56
                                                             2013     10.88        11.14      8,358.22
                                                             2014     11.14        11.06      8,156.79

Met/Franklin Low Duration Total Return Investment Division
  (Class B) (10/7/2011)..................................... 2011      9.71         9.76        396.19
                                                             2012      9.76        10.05      1,276.68
                                                             2013     10.05        10.02     18,184.23
                                                             2014     10.02         9.99     26,209.10

Met/Templeton International Bond Investment Division
  (Class B) (10/7/2011)..................................... 2011     11.94        11.99      6,900.17
                                                             2012     11.99        13.51      6,875.23
                                                             2013     13.51        13.46      7,157.54
                                                             2014     13.46        13.42      7,114.92

MetLife Asset Allocation 100 Investment Division (formerly
  MetLife Aggressive Strategy Investment Division
  (Class B)) (10/7/2011).................................... 2011      9.82        10.41        757.11
                                                             2012     10.41        11.98        755.80
                                                             2013     11.98        15.31        754.61
                                                             2014     15.31        15.86        753.61

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
MetLife Asset Allocation 20 Investment Division (formerly
  MetLife Conservative Allocation Investment Division
  (Class B)) (10/7/2011).................................. 2011    $12.22       $12.52      169,412.39
                                                           2012     12.52        13.48      186,299.18
                                                           2013     13.48        13.87      159,730.64
                                                           2014     13.87        14.28      154,685.37

MetLife Asset Allocation 40 Investment Division (formerly
  MetLife Conservative to Moderate Allocation Investment
  Division (Class B)) (10/7/2011)......................... 2011     11.71        12.11      261,191.92
                                                           2012     12.11        13.31      273,111.43
                                                           2013     13.31        14.56      257,108.63
                                                           2014     14.56        15.07      254,770.09

MetLife Asset Allocation 60 Investment Division (formerly
  MetLife Moderate Allocation Investment Division
  (Class B)) (10/7/2011).................................. 2011     11.14        11.62    1,333,340.76
                                                           2012     11.62        12.97    1,361,807.32
                                                           2013     12.97        15.10    1,302,410.08
                                                           2014     15.10        15.64    1,243,964.93

MetLife Asset Allocation 80 Investment Division (formerly
  MetLife Growth Strategy Investment Division (Class B)
  and before that Met/Franklin Templeton Founding
  Strategy Investment Division (Class B)) (10/7/2011)..... 2011      8.78         9.37        4,839.80
                                                           2012      9.37        10.73        2,194.07
                                                           2013     10.73        11.55            0.00

MetLife Asset Allocation 80 Investment Division (formerly
  MetLife Growth Strategy Investment Division (Class B))
  (4/29/2013)............................................. 2013     11.62        13.25          925.79
                                                           2014     13.25        13.20            0.00

MetLife Asset Allocation 80 Investment Division (formerly
  MetLife Moderate to Aggressive Allocation Investment
  Division (Class B)) (10/7/2011)......................... 2011     10.49        11.06       28,659.10
                                                           2012     11.06        12.58       32,192.15
                                                           2013     12.58        15.43       46,215.72
                                                           2014     15.43        16.01       52,194.13

MetLife Balanced Plus Investment Division (Class B)
  (10/7/2011)............................................. 2011      9.19         9.38          174.60
                                                           2012      9.38        10.46       17,118.53
                                                           2013     10.46        11.80       43,164.61
                                                           2014     11.80        12.76       77,170.13

MetLife Mid Cap Stock Index Investment Division (Class B)
  (10/7/2011)............................................. 2011     15.26        16.78       34,474.81
                                                           2012     16.78        19.41       36,542.52
                                                           2013     19.41        25.43       34,093.59
                                                           2014     25.43        27.39       37,211.20

MetLife Multi-Index Targeted Risk Investment Division
  (Class B) (11/12/2012).................................. 2012      0.98         1.01            0.00
                                                           2013      1.01         1.12       99,843.12
                                                           2014      1.12         1.21      172,419.24

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
MetLife Stock Index Investment Division (Class B)
  (10/7/2011)............................................... 2011    $35.48       $38.65     67,254.89
                                                             2012     38.65        43.99     66,976.00
                                                             2013     43.99        57.13     58,913.48
                                                             2014     57.13        63.72     53,876.06

MFS(R) Emerging Markets Equity Investment Division
  (Class B) (10/7/2011)..................................... 2011      9.78        10.08     24,822.94
                                                             2012     10.08        11.81     17,715.23
                                                             2013     11.81        11.07     18,386.69
                                                             2014     11.07        10.20     18,660.21

MFS(R) Research International Investment Division (Class B)
  (10/7/2011)............................................... 2011     12.58        12.77     19,581.50
                                                             2012     12.77        14.70     23,778.66
                                                             2013     14.70        17.28     23,029.68
                                                             2014     17.28        15.86     24,852.40

MFS(R) Total Return Investment Division (Class B)
  (10/7/2011)............................................... 2011     42.31        44.76      4,725.22
                                                             2012     44.76        49.13      5,383.55
                                                             2013     49.13        57.50      4,253.09
                                                             2014     57.50        61.45      4,112.68

MFS(R) Value Investment Division (Class B) (10/7/2011)...... 2011     13.21        14.42     17,131.30
                                                             2012     14.42        16.53     19,138.59
                                                             2013     16.53        22.08     22,233.01
                                                             2014     22.08        24.07     20,945.51

MFS(R) Value Investment Division (Class B) (formerly Met/
  Franklin Mutual Shares Investment Division (Class B))
  (10/7/2011)............................................... 2011      8.04         8.72     13,974.28
                                                             2012      8.72         9.80      9,937.45
                                                             2013      9.80        10.73          0.00

Morgan Stanley Mid Cap Growth Investment Division
  (Class B) (10/7/2011)..................................... 2011     13.51        13.72      6,509.23
                                                             2012     13.72        14.78      7,224.88
                                                             2013     14.78        20.27      6,565.36
                                                             2014     20.27        20.19      6,364.14

MSCI EAFE(R) Index Investment Division (Class B)
  (10/7/2011)............................................... 2011     10.91        11.03     62,715.85
                                                             2012     11.03        12.84     64,198.01
                                                             2013     12.84        15.38     56,867.93
                                                             2014     15.38        14.22     61,901.25

Neuberger Berman Genesis Investment Division (Class B)
  (10/7/2011)............................................... 2011     15.41        16.99        638.08
                                                             2012     16.99        18.39      1,952.77
                                                             2013     18.39        25.06      7,679.96
                                                             2014     25.06        24.64      9,081.06

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
Neuberger Berman Genesis Investment Division (Class B)
  (formerly MLA Mid Cap Investment Division (Class B))
  (10/7/2011).............................................. 2011    $13.33       $14.56       7,146.54
                                                            2012     14.56        15.11       7,274.67
                                                            2013     15.11        16.39           0.00

Oppenheimer Global Equity Investment Division (Class B)
  (10/7/2011).............................................. 2011     16.35        16.87      13,360.53
                                                            2012     16.87        20.16      11,004.61
                                                            2013     20.16        25.27      10,364.42
                                                            2014     25.27        25.45      11,895.83

Oppenheimer Global Equity Investment Division (Class B)
  (formerly Met/Templeton Growth Investment Division
  (Class B)) (10/7/2011)................................... 2011      8.00         8.37       2,333.68
                                                            2012      8.37        10.09       2,171.83
                                                            2013     10.09        10.72           0.00

PanAgora Global Diversified Risk Investment Division
  (Class B) (4/28/2014).................................... 2014      0.99         1.03      39,100.21

PIMCO Inflation Protected Bond Investment Division
  (Class B) (10/7/2011).................................... 2011     14.81        15.09     109,175.58
                                                            2012     15.09        16.24     114,893.31
                                                            2013     16.24        14.53     128,760.50
                                                            2014     14.53        14.74     112,303.51

PIMCO Total Return Investment Division (Class B)
  (10/7/2011).............................................. 2011     16.30        16.66     182,183.85
                                                            2012     16.66        17.95     186,040.34
                                                            2013     17.95        17.36     197,459.57
                                                            2014     17.36        17.84     181,620.59

Pioneer Strategic Income Investment Division (Class E)
  (10/7/2011).............................................. 2011     24.87        25.49       8,175.17
                                                            2012     25.49        28.01       8,171.00
                                                            2013     28.01        28.01       8,527.00
                                                            2014     28.01        28.85       9,210.29

Pyramis(R) Government Income Investment Division (Class B)
  (10/7/2011).............................................. 2011     10.61        10.75         358.68
                                                            2012     10.75        10.93       1,140.50
                                                            2013     10.93        10.29       2,414.40
                                                            2014     10.29        10.92       2,065.60

Pyramis(R) Managed Risk Investment Division (Class B)
  (4/29/2013).............................................. 2013     10.21        10.75         341.05
                                                            2014     10.75        11.51      11,574.00

Russell 2000(R) Index Investment Division (Class B)
  (10/7/2011).............................................. 2011     15.08        17.02      16,162.29
                                                            2012     17.02        19.47      15,889.01
                                                            2013     19.47        26.54      14,136.08
                                                            2014     26.54        27.42      19,253.15

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
Schroders Global Multi-Asset Investment Division (Class B)
  (4/30/2012).............................................. 2012    $ 1.01       $ 1.06      25,085.31
                                                            2013      1.06         1.15     224,505.28
                                                            2014      1.15         1.23     221,381.89

SSgA Growth and Income ETF Investment Division (Class B)
  (10/7/2011).............................................. 2011     11.01        11.64     575,678.49
                                                            2012     11.64        12.95     602,259.13
                                                            2013     12.95        14.42     551,926.67
                                                            2014     14.42        15.05     536,529.17

SSgA Growth ETF Investment Division (Class B)
  (10/7/2011).............................................. 2011     10.22        10.86       8,851.22
                                                            2012     10.86        12.32       8,114.12
                                                            2013     12.32        14.35       6,332.57
                                                            2014     14.35        14.91       5,462.91

T. Rowe Price Large Cap Growth Investment Division
  (Class B)................................................ 2013      7.14         9.02      27,827.90
                                                            2014      9.02         9.68      33,104.11

T. Rowe Price Large Cap Growth Investment Division
  (Class B) (formerly RCM Technology Investment Division
  (Class B)) (10/7/2011)................................... 2011      6.11         6.15      21,560.45
                                                            2012      6.15         6.79      25,279.65
                                                            2013      6.79         7.10           0.00

T. Rowe Price Mid Cap Growth Investment Division
  (Class B) (10/7/2011).................................... 2011      9.47        10.16      43,393.98
                                                            2012     10.16        11.39      47,141.38
                                                            2013     11.39        15.34      48,455.69
                                                            2014     15.34        17.06      47,437.82

T. Rowe Price Small Cap Growth Investment Division
  (Class B) (10/7/2011).................................... 2011     16.25        18.13      10,619.42
                                                            2012     18.13        20.73      11,584.16
                                                            2013     20.73        29.47      12,713.83
                                                            2014     29.47        30.99      15,118.09

Van Eck Global Natural Resources Investment Division
  (Class B) (10/7/2011).................................... 2011     14.80        15.45      15,631.83
                                                            2012     15.45        15.63      14,881.59
                                                            2013     15.63        17.07      15,788.93
                                                            2014     17.07        13.66      14,956.43

Western Asset Management U.S. Government Investment
  Division (Class B) (10/7/2011)........................... 2011     17.93        18.03      15,499.68
                                                            2012     18.03        18.32      15,634.78
                                                            2013     18.32        17.91      15,417.22
                                                            2014     17.91        18.11      14,927.62

WMC Core Equity Opportunities Investment Division
  (formerly Davis Venture Value Investment Division
  (Class B)) (10/7/2011)................................... 2011     28.46        31.14      20,100.64
                                                            2012     31.14        34.58      19,690.04
                                                            2013     34.58        45.48      17,883.08
                                                            2014     45.48        49.49      17,026.43

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------

WMC Large Cap Research Investment Division (formerly
  BlackRock Large Cap Core Investment Division (Class B))
  (10/7/2011)............................................. 2011   $  8.58      $  9.27     26,110.47
                                                           2012      9.27        10.36     23,346.66
                                                           2013     10.36        13.71     26,500.55
                                                           2014     13.71        15.34     24,434.06

AT 1.65 SEPARATE ACCOUNT CHARGE:
--------------------------------
American Funds Global Small Capitalization Investment
  Division (Class 2) (10/7/2011).......................... 2011     23.24        23.95     19,441.96
                                                           2012     23.95        27.84     19,174.92
                                                           2013     27.84        35.14     15,877.79
                                                           2014     35.14        35.29     16,334.01

American Funds Growth-Income Investment Division
  (Class 2) (10/7/2011)................................... 2011     88.27        94.44      6,351.11
                                                           2012     94.44       109.12      5,703.56
                                                           2013    109.12       143.30      5,033.93
                                                           2014    143.30       155.95      5,021.11

                                                                  1.45 SEPARATE ACCOUNT CHARGE
                                                           -------------------------------------------
                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
AllianceBernstein Global Dynamic Allocation Investment
  Division (Class B) (10/7/2011).......................... 2011    $ 9.42       $ 9.73    1,270,161.57
                                                           2012      9.73        10.55    2,926,135.30
                                                           2013     10.55        11.56    3,876,664.92
                                                           2014     11.56        12.23    3,792,910.00

Allianz Global Investors Dynamic Multi-Asset Plus
  investment Division (Class B) (4/28/2014)............... 2014      0.99         1.04      496,007.42

American Funds(R) Balanced Allocation Investment Division
  (Class C) (10/7/2011)................................... 2011      9.13         9.52    3,313,456.04
                                                           2012      9.52        10.66    3,187,551.86
                                                           2013     10.66        12.45    3,295,052.51
                                                           2014     12.45        13.01    3,232,111.79

American Funds(R) Growth Allocation Investment Division
  (Class C) (10/7/2011)................................... 2011      8.37         8.82    2,155,405.09
                                                           2012      8.82        10.09    1,902,389.97
                                                           2013     10.09        12.45    1,838,284.35
                                                           2014     12.45        13.05    1,890,133.38

American Funds(R) Growth Investment Division (Class C)
  (10/7/2011)............................................. 2011      8.15         8.64    1,831,408.65
                                                           2012      8.64        10.00    1,825,669.19
                                                           2013     10.00        12.79    1,786,929.66
                                                           2014     12.79        13.64    1,772,519.45

American Funds(R) Moderate Allocation Investment Division
  (Class C) (10/7/2011)................................... 2011      9.65         9.99    6,023,795.43
                                                           2012      9.99        10.91    5,991,561.61
                                                           2013     10.91        12.21    5,674,932.16
                                                           2014     12.21        12.77    5,378,603.24

AQR Global Risk Balanced Investment Division (Class B)
  (10/7/2011)............................................. 2011     10.20        10.60    1,358,836.70
                                                           2012     10.60        11.55    4,042,465.08
                                                           2013     11.55        10.99    4,516,696.54
                                                           2014     10.99        11.27    4,243,897.23

Baillie Gifford International Stock Investment Division
  (Class B) (10/7/2011)................................... 2011     10.55        10.57      500,619.17
                                                           2012     10.57        12.43      456,862.29
                                                           2013     12.43        14.11      391,419.37
                                                           2014     14.11        13.44      363,175.15

Barclays Aggregate Bond Index Investment Division
  (Class B) (10/7/2011)................................... 2011     16.12        16.31    4,173,734.13
                                                           2012     16.31        16.66    4,398,212.21
                                                           2013     16.66        16.00    4,800,501.63
                                                           2014     16.00        16.64    4,745,608.71

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
BlackRock Bond Income Investment Division (Class B)
  (10/7/2011).............................................. 2011   $ 53.77      $ 54.64      399,462.79
                                                            2012     54.64        57.77      396,075.88
                                                            2013     57.77        56.37      410,153.92
                                                            2014     56.37        59.34      402,870.48

BlackRock Capital Appreciation Investment Division
  (Class B) (10/7/2011).................................... 2011     27.06        28.14      349,149.32
                                                            2012     28.14        31.63      317,405.84
                                                            2013     31.63        41.75      278,831.45
                                                            2014     41.75        44.70      263,782.91

BlackRock Global Tactical Strategies Investment Division
  (Class B) (10/7/2011).................................... 2011      9.27         9.56    2,036,954.15
                                                            2012      9.56        10.28    4,561,809.47
                                                            2013     10.28        11.18    5,383,823.09
                                                            2014     11.18        11.67    5,211,699.64

BlackRock Large Cap Value Investment Division (Class B)
  (10/7/2011).............................................. 2011     10.02        11.05    1,180,555.02
                                                            2012     11.05        12.41    1,145,938.85
                                                            2013     12.41        16.12    1,051,379.58
                                                            2014     16.12        17.43    1,004,100.42

BlackRock Money Market Investment Division (Class B)
  (10/7/2011).............................................. 2011     22.71        22.63      353,516.24
                                                            2012     22.63        22.31      351,871.60
                                                            2013     22.31        21.99      293,001.36
                                                            2014     21.99        21.67      294,342.89

Clarion Global Real Estate Investment Division (Class B)
  (10/7/2011).............................................. 2011     12.39        13.22    1,330,824.80
                                                            2012     13.22        16.42    1,207,525.70
                                                            2013     16.42        16.76    1,259,911.15
                                                            2014     16.76        18.71    1,115,378.33

ClearBridge Aggressive Growth Investment Division
  (Class B) (10/7/2011).................................... 2011      7.05         7.65      660,360.01
                                                            2012      7.65         8.93      657,588.80
                                                            2013      8.93        12.82      773,449.19
                                                            2014     12.82        15.02    2,674,139.36

ClearBridge Aggressive Growth Investment Division
  (formerly ClearBridge Aggressive Growth II Investment
  Division and before that Janus Forty Investment Division
  (Class B)) (10/7/2011)................................... 2011    134.73       139.66      174,889.46
                                                            2012    139.66       168.63      161,181.06
                                                            2013    168.63       214.05      131,693.17
                                                            2014    214.05       222.86            0.00

Frontier Mid Cap Growth Investment Division (Class B)
  (10/7/2011).............................................. 2011     39.43        42.34      132,375.01
                                                            2012     42.34        46.19      133,269.52
                                                            2013     46.19        60.29      115,322.94
                                                            2014     60.29        65.88      109,145.81

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ -------------
Harris Oakmark International Investment Division
  (Class B) (10/7/2011).................................. 2011    $16.75       $16.78     1,181,783.78
                                                          2012     16.78        21.37     1,075,490.80
                                                          2013     21.37        27.49     1,124,581.34
                                                          2014     27.49        25.52     1,129,054.96

Invesco Balanced-Risk Allocation Investment Division
  (Class B) (4/30/2012).................................. 2012      1.01         1.04     8,629,951.35
                                                          2013      1.04         1.05    15,039,114.47
                                                          2014      1.05         1.09    15,479,371.73

Invesco Mid Cap Value Investment Division (Class B)
  (formerly Lord Abbett Mid Cap Value Investment
  Division (Class B)) (10/7/2011)........................ 2011     20.62        22.86       952,078.56
                                                          2012     22.86        25.27             0.00

Invesco Mid Cap Value Investment Division (formerly Lord
  Abbett Mid Cap Value Investment Division (Class B)).... 2012     25.15        25.85       858,449.46
                                                          2013     25.85        33.20       786,274.20
                                                          2014     33.20        35.87       692,331.51

Invesco Small Cap Growth Investment Division (Class B)
  (10/7/2011)............................................ 2011     14.18        15.43       165,431.97
                                                          2012     15.43        17.98       148,820.52
                                                          2013     17.98        24.84       147,459.47
                                                          2014     24.84        26.42       154,209.27

Jennison Growth Investment Division (Class B)
  (10/7/2011)............................................ 2011      4.84         5.04     1,250,011.20
                                                          2012      5.04         5.74     2,042,580.49
                                                          2013      5.74         7.73     1,561,084.17
                                                          2014      7.73         8.29     1,402,325.63

Jennison Growth Investment Division (Class B) (formerly
  Oppenheimer Capital Appreciation Investment Division
  (Class B)) (10/7/2011)................................. 2011      7.63         8.13       538,585.95
                                                          2012      8.13         9.14             0.00

JPMorgan Core Bond Investment Division (Class B)
  (4/29/2013)............................................ 2013     11.20        10.65       619,815.36
                                                          2014     10.65        11.03       649,920.00

JPMorgan Core Bond Investment Division (Class B)
  (formerly American Funds(R) Bond Investment Division
  (Class C)) (10/7/2011)................................. 2011     10.64        10.78       542,176.12
                                                          2012     10.78        11.14       574,371.07
                                                          2013     11.14        11.12             0.00

JPMorgan Global Active Allocation Investment Division
  (Class B) (4/30/2012).................................. 2012      1.01         1.04     6,485,546.48
                                                          2013      1.04         1.14    18,644,869.08
                                                          2014      1.14         1.21    20,077,900.17

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
JPMorgan Small Cap Value Investment Division (Class B)
  (10/7/2011)............................................... 2011    $11.66       $12.94      75,142.90
                                                             2012     12.94        14.72      65,499.19
                                                             2013     14.72        19.28      69,140.51
                                                             2014     19.28        19.83      79,106.53

Loomis Sayles Global Markets Investment Division (Class B)
  (10/7/2011)............................................... 2011     11.97        12.63      96,524.90
                                                             2012     12.63        14.56      99,532.95
                                                             2013     14.56        16.80     417,987.22
                                                             2014     16.80        17.14     392,520.27

Loomis Sayles Global Markets Investment Division (Class B)
  (formerly Met/Franklin Income Investment Division
  (Class B)) (10/7/2011).................................... 2011     10.42        11.15     425,592.19
                                                             2012     11.15        12.37     416,458.13
                                                             2013     12.37        12.91           0.00

Loomis Sayles Small Cap Core Investment Division (Class B)
  (10/7/2011)............................................... 2011     31.15        35.04     217,256.18
                                                             2012     35.04        39.47     197,627.20
                                                             2013     39.47        54.73     187,336.29
                                                             2014     54.73        55.83     176,465.64

Lord Abbett Bond Debenture Investment Division (Class B)
  (10/7/2011)............................................... 2011     22.39        23.70     929,050.20
                                                             2012     23.70        26.39     889,209.15
                                                             2013     26.39        28.08     919,199.51
                                                             2014     28.08        29.01     853,824.75

Met/Artisan Mid Cap Value Investment Division (Class B)
  (10/7/2011)............................................... 2011     28.35        31.20     262,737.90
                                                             2012     31.20        34.31     244,245.87
                                                             2013     34.31        46.17     233,879.06
                                                             2014     46.17        46.27     225,285.56

Met/Dimensional International Small Company Investment
  Division (Class B) (10/7/2011)............................ 2011     14.20        14.21      19,490.86
                                                             2012     14.21        16.52      22,289.57
                                                             2013     16.52        20.77      25,242.50
                                                             2014     20.77        19.10      31,356.37

Met/Eaton Vance Floating Rate Investment Division (Class B)
  (10/7/2011)............................................... 2011      9.99        10.27      46,500.83
                                                             2012     10.27        10.86      53,880.72
                                                             2013     10.86        11.12     120,350.30
                                                             2014     11.12        11.04     153,202.93

Met/Franklin Low Duration Total Return Investment Division
  (Class B) (10/7/2011)..................................... 2011      9.71         9.76      40,149.93
                                                             2012      9.76        10.04      94,628.08
                                                             2013     10.04        10.01     581,968.93
                                                             2014     10.01         9.97     786,455.07

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ -------------
Met/Templeton International Bond Investment Division
  (Class B) (10/7/2011)................................... 2011    $11.93       $11.97        29,195.65
                                                           2012     11.97        13.48        47,970.68
                                                           2013     13.48        13.43        47,949.64
                                                           2014     13.43        13.39        47,606.00

MetLife Asset Allocation 100 Investment Division
  (formerly MetLife Aggressive Strategy Investment
  Division (Class B)) (10/7/2011)......................... 2011      9.78        10.38       775,315.08
                                                           2012     10.38        11.94       654,096.70
                                                           2013     11.94        15.24       601,649.31
                                                           2014     15.24        15.78       622,250.13

MetLife Asset Allocation 20 Investment Division (formerly
  MetLife Conservative Allocation Investment Division
  (Class B)) (10/7/2011).................................. 2011     12.18        12.48     2,504,571.13
                                                           2012     12.48        13.43     2,818,239.91
                                                           2013     13.43        13.81     2,716,853.79
                                                           2014     13.81        14.22     2,433,972.31

MetLife Asset Allocation 40 Investment Division (formerly
  MetLife Conservative to Moderate Allocation Investment
  Division (Class B)) (10/7/2011)......................... 2011     11.67        12.07     7,475,816.82
                                                           2012     12.07        13.26     7,656,285.76
                                                           2013     13.26        14.50     6,915,137.76
                                                           2014     14.50        15.00     6,270,450.77

MetLife Asset Allocation 60 Investment Division (formerly
  MetLife Moderate Allocation Investment Division
  (Class B)) (10/7/2011).................................. 2011     11.10        11.58    22,147,558.60
                                                           2012     11.58        12.92    21,780,778.59
                                                           2013     12.92        15.03    20,829,467.27
                                                           2014     15.03        15.56    19,567,048.48

MetLife Asset Allocation 80 Investment Division (formerly
  MetLife Growth Strategy Investment Division (Class B)
  and before that Met/Franklin Templeton Founding
  Strategy Investment Division (Class B)) (10/7/2011)..... 2011      8.76         9.35       392,549.81
                                                           2012      9.35        10.70       371,044.59
                                                           2013     10.70        11.52             0.00

MetLife Asset Allocation 80 Investment Division (formerly
  MetLife Growth Strategy Investment Division (Class B))
  (4/29/2013)............................................. 2013     11.59        13.21       404,819.81
                                                           2014     13.21        13.16             0.00

MetLife Asset Allocation 80 Investment Division (formerly
  MetLife Moderate to Aggressive Allocation Investment
  Division (Class B)) (10/7/2011)......................... 2011     10.46        11.02    10,096,614.72
                                                           2012     11.02        12.53     9,083,118.91
                                                           2013     12.53        15.36     8,791,780.80
                                                           2014     15.36        15.93     8,717,827.12

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
MetLife Balanced Plus Investment Division (Class B)
  (10/7/2011)............................................... 2011    $ 9.19       $ 9.38    1,804,482.43
                                                             2012      9.38        10.45    4,458,350.10
                                                             2013     10.45        11.78    7,739,773.26
                                                             2014     11.78        12.73    8,613,204.85

MetLife Mid Cap Stock Index Investment Division (Class B)
  (10/7/2011)............................................... 2011     15.18        16.68    1,068,023.86
                                                             2012     16.68        19.29    1,061,147.98
                                                             2013     19.29        25.26    1,148,417.94
                                                             2014     25.26        27.19    1,091,745.65

MetLife Multi-Index Targeted Risk Investment Division
  (Class B) (11/12/2012).................................... 2012      0.98         1.01      212,281.01
                                                             2013      1.01         1.12    6,253,847.07
                                                             2014      1.12         1.21    9,972,585.05

MetLife Stock Index Investment Division (Class B)
  (10/7/2011)............................................... 2011     35.11        38.23    2,276,452.07
                                                             2012     38.23        43.49    2,156,879.22
                                                             2013     43.49        56.46    1,970,951.96
                                                             2014     56.46        62.93    1,808,587.56

MFS(R) Emerging Markets Equity Investment Division
  (Class B) (10/7/2011)..................................... 2011      9.75        10.05      245,529.91
                                                             2012     10.05        11.77      243,762.94
                                                             2013     11.77        11.03      294,025.06
                                                             2014     11.03        10.16      327,333.55

MFS(R) Research International Investment Division (Class B)
  (10/7/2011)............................................... 2011     12.51        12.70      843,429.54
                                                             2012     12.70        14.61      773,041.51
                                                             2013     14.61        17.17      690,792.43
                                                             2014     17.17        15.75      671,126.02

MFS(R) Total Return Investment Division (Class B)
  (10/7/2011)............................................... 2011     41.79        44.21      126,149.10
                                                             2012     44.21        48.50      116,717.03
                                                             2013     48.50        56.74      122,190.70
                                                             2014     56.74        60.60      117,112.94

MFS(R) Value Investment Division (Class B) (10/7/2011)...... 2011     10.75        11.73      978,775.54
                                                             2012     11.73        13.45      867,384.44
                                                             2013     13.45        17.94    1,471,057.63
                                                             2014     17.94        19.56    1,242,550.97

MFS(R) Value Investment Division (Class B) (formerly
  Met/Franklin Mutual Shares Investment Division
  (Class B)) (10/7/2011).................................... 2011      8.02         8.71      285,032.99
                                                             2012      8.71         9.77      282,179.95
                                                             2013      9.77        10.71            0.00

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Morgan Stanley Mid Cap Growth Investment Division
  (Class B) (10/7/2011)................................. 2011    $13.41       $13.62      688,742.46
                                                         2012     13.62        14.67      641,624.81
                                                         2013     14.67        20.10      437,422.06
                                                         2014     20.10        20.01      399,285.65

MSCI EAFE(R) Index Investment Division (Class B)
  (10/7/2011)........................................... 2011     10.84        10.96    2,175,900.58
                                                         2012     10.96        12.75    2,173,357.36
                                                         2013     12.75        15.27    2,071,226.44
                                                         2014     15.27        14.10    2,149,360.62

Neuberger Berman Genesis Investment Division (Class B)
  (10/7/2011)........................................... 2011     15.32        16.89      555,461.98
                                                         2012     16.89        18.27      505,309.98
                                                         2013     18.27        24.89      639,957.94
                                                         2014     24.89        24.46      571,658.65

Neuberger Berman Genesis Investment Division (Class B)
  (formerly MLA Mid Cap Investment Division (Class B))
  (10/7/2011)........................................... 2011     13.26        14.48      286,100.44
                                                         2012     14.48        15.03      276,116.60
                                                         2013     15.03        16.29            0.00

Oppenheimer Global Equity Investment Division (Class B)
  (10/7/2011)........................................... 2011     16.23        16.75      509,612.12
                                                         2012     16.75        20.00      483,451.77
                                                         2013     20.00        25.06      538,295.09
                                                         2014     25.06        25.23      513,838.26

Oppenheimer Global Equity Investment Division (Class B)
  (formerly Met/Templeton Growth Investment Division
  (Class B)) (10/7/2011)................................ 2011      7.99         8.35      206,905.28
                                                         2012      8.35        10.06      210,755.65
                                                         2013     10.06        10.70            0.00

PanAgora Global Diversified Risk Investment Division
  (Class B) (4/28/2014)................................. 2014      0.99         1.03      261,751.86

PIMCO Inflation Protected Bond Investment Division
  (Class B) (10/7/2011)................................. 2011     14.75        15.03    3,484,395.56
                                                         2012     15.03        16.16    3,624,058.83
                                                         2013     16.16        14.45    2,823,168.42
                                                         2014     14.45        14.66    2,491,064.59

PIMCO Total Return Investment Division (Class B)
  (10/7/2011)........................................... 2011     16.21        16.57    4,419,373.15
                                                         2012     16.57        17.85    4,551,312.30
                                                         2013     17.85        17.25    4,298,846.85
                                                         2014     17.25        17.72    3,904,604.00

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ -------------
Pioneer Strategic Income Investment Division (Class E)
  (10/7/2011).......................................... 2011    $24.65       $25.27       214,494.92
                                                        2012     25.27        27.75       239,293.29
                                                        2013     27.75        27.74       243,696.59
                                                        2014     27.74        28.56       244,107.44

Pyramis(R) Government Income Investment Division
  (Class B) (10/7/2011)................................ 2011     10.61        10.75       667,464.67
                                                        2012     10.75        10.92     1,945,436.62
                                                        2013     10.92        10.28     1,860,467.52
                                                        2014     10.28        10.90     1,718,186.69

Pyramis(R) Managed Risk Investment Division (Class B)
  (4/29/2013).......................................... 2013     10.21        10.74       214,392.13
                                                        2014     10.74        11.51       356,530.16

Russell 2000(R) Index Investment Division (Class B)
  (10/7/2011).......................................... 2011     14.98        16.90       609,813.85
                                                        2012     16.90        19.34       612,648.13
                                                        2013     19.34        26.34       589,850.95
                                                        2014     26.34        27.20       612,210.85

Schroders Global Multi-Asset Investment Division
  (Class B) (4/30/2012)................................ 2012      1.01         1.06     4,940,453.63
                                                        2013      1.06         1.15    12,034,917.75
                                                        2014      1.15         1.23    12,734,835.97

SSgA Growth and Income ETF Investment Division
  (Class B) (10/7/2011)................................ 2011     10.97        11.60     3,324,555.27
                                                        2012     11.60        12.90     3,328,335.00
                                                        2013     12.90        14.36     3,089,889.64
                                                        2014     14.36        14.98     2,866,468.30

SSgA Growth ETF Investment Division (Class B)
  (10/7/2011).......................................... 2011     10.19        10.83       328,302.17
                                                        2012     10.83        12.28       342,949.93
                                                        2013     12.28        14.29       494,356.99
                                                        2014     14.29        14.84       489,662.58

T. Rowe Price Large Cap Growth Investment Division
  (Class B)............................................ 2013     17.29        21.82       984,673.60
                                                        2014     21.82        23.41       947,207.95

T. Rowe Price Large Cap Growth Investment Division
  (Class B) (formerly RCM Technology Investment
  Division (Class B)) (10/7/2011)...................... 2011      6.07         6.11     1,493,606.86
                                                        2012      6.11         6.75     1,469,983.29
                                                        2013      6.75         7.06             0.00

T. Rowe Price Mid Cap Growth Investment Division
  (Class B) (10/7/2011)................................ 2011      9.42        10.11     1,486,930.40
                                                        2012     10.11        11.32     1,485,226.94
                                                        2013     11.32        15.24     1,436,722.82
                                                        2014     15.24        16.94     1,422,341.93

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
T. Rowe Price Small Cap Growth Investment Division
  (Class B) (10/7/2011).................................. 2011   $ 16.13      $ 18.00      464,082.83
                                                          2012     18.00        20.56      462,198.64
                                                          2013     20.56        29.22      490,050.76
                                                          2014     29.22        30.71      471,469.09

Van Eck Global Natural Resources Investment Division
  (Class B) (10/7/2011).................................. 2011     14.78        15.43      104,535.58
                                                          2012     15.43        15.60      123,929.08
                                                          2013     15.60        17.03      107,019.35
                                                          2014     17.03        13.62      110,439.28

Western Asset Management U.S. Government Investment
  Division (Class B) (10/7/2011)......................... 2011     17.78        17.88      798,682.88
                                                          2012     17.88        18.16      781,479.28
                                                          2013     18.16        17.73      723,944.31
                                                          2014     17.73        17.92      641,221.93

WMC Core Equity Opportunities Investment Division
  (formerly Davis Venture Value Investment Division
  (Class B)) (10/7/2011)................................. 2011     28.22        30.88    1,042,758.28
                                                          2012     30.88        34.27      972,821.16
                                                          2013     34.27        45.05      914,654.47
                                                          2014     45.05        48.99      803,472.54

WMC Large Cap Research Investment Division
  (formerly BlackRock Large Cap Core Investment Division
  (Class B)) (10/7/2011)................................. 2011     57.24        61.85       74,751.61
                                                          2012     61.85        69.14       65,177.50
                                                          2013     69.14        91.50       58,863.82
                                                          2014     91.50       102.37       50,934.53

AT 1.70 SEPARATE ACCOUNT CHARGE:
--------------------------------
American Funds Global Small Capitalization Investment
  Division (Class 2) (10/7/2011)......................... 2011     23.08        23.79    1,077,280.00
                                                          2012     23.79        27.64      964,772.85
                                                          2013     27.64        34.86      884,672.45
                                                          2014     34.86        35.00      850,397.85

American Funds Growth-Income Investment Division
  (Class 2) (10/7/2011).................................. 2011     87.06        93.13      423,179.38
                                                          2012     93.13       107.56      395,509.51
                                                          2013    107.56       141.17      357,771.29
                                                          2014    141.17       153.55      326,918.44

                                                                  1.50 SEPARATE ACCOUNT CHARGE
                                                           -------------------------------------------
                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
AllianceBernstein Global Dynamic Allocation Investment
  Division (Class B) (10/7/2011).......................... 2011    $ 9.42       $ 9.72      354,625.73
                                                           2012      9.72        10.55      719,244.94
                                                           2013     10.55        11.55      829,527.04
                                                           2014     11.55        12.21      736,876.01

Allianz Global Investors Dynamic Multi-Asset Plus
  investment Division (Class B) (4/28/2014)............... 2014      0.99         1.03       22,136.39

American Funds(R) Balanced Allocation Investment Division
  (Class C) (10/7/2011)................................... 2011      9.11         9.51      715,201.03
                                                           2012      9.51        10.63      652,169.46
                                                           2013     10.63        12.41      575,958.03
                                                           2014     12.41        12.97      579,459.66

American Funds(R) Growth Allocation Investment Division
  (Class C) (10/7/2011)................................... 2011      8.35         8.80      592,500.82
                                                           2012      8.80        10.07      521,805.64
                                                           2013     10.07        12.41      426,860.41
                                                           2014     12.41        13.01      439,156.60

American Funds(R) Growth Investment Division (Class C)
  (10/7/2011)............................................. 2011      8.13         8.62      383,966.45
                                                           2012      8.62         9.97      347,605.73
                                                           2013      9.97        12.75      334,731.76
                                                           2014     12.75        13.59      317,620.88

American Funds(R) Moderate Allocation Investment Division
  (Class C) (10/7/2011)................................... 2011      9.63         9.97    1,124,128.52
                                                           2012      9.97        10.89    1,056,159.57
                                                           2013     10.89        12.18      934,254.08
                                                           2014     12.18        12.73      914,664.99

AQR Global Risk Balanced Investment Division (Class B)
  (10/7/2011)............................................. 2011     10.19        10.59      409,083.46
                                                           2012     10.59        11.54      945,784.87
                                                           2013     11.54        10.98      975,528.07
                                                           2014     10.98        11.25      934,220.09

Baillie Gifford International Stock Investment Division
  (Class B) (10/7/2011)................................... 2011     10.44        10.46       86,882.44
                                                           2012     10.46        12.30       83,195.34
                                                           2013     12.30        13.95       70,249.66
                                                           2014     13.95        13.28       71,570.42

Barclays Aggregate Bond Index Investment Division
  (Class B) (10/7/2011)................................... 2011     16.02        16.21      588,724.26
                                                           2012     16.21        16.54      607,450.69
                                                           2013     16.54        15.88      622,779.47
                                                           2014     15.88        16.50      602,671.58

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
BlackRock Bond Income Investment Division (Class B)
  (10/7/2011).............................................. 2011   $ 53.01      $ 53.87       72,516.04
                                                            2012     53.87        56.93       67,964.73
                                                            2013     56.93        55.52       66,524.31
                                                            2014     55.52        58.42       60,988.17

BlackRock Capital Appreciation Investment Division
  (Class B) (10/7/2011).................................... 2011     26.83        27.90       56,584.75
                                                            2012     27.90        31.35       50,397.68
                                                            2013     31.35        41.35       42,849.73
                                                            2014     41.35        44.25       34,509.06

BlackRock Global Tactical Strategies Investment Division
  (Class B) (10/7/2011).................................... 2011      9.26         9.56      532,761.19
                                                            2012      9.56        10.27      932,599.55
                                                            2013     10.27        11.17    1,147,919.67
                                                            2014     11.17        11.65    1,086,963.97

BlackRock Large Cap Value Investment Division (Class B)
  (10/7/2011).............................................. 2011      9.97        11.00      121,689.78
                                                            2012     11.00        12.35      130,003.20
                                                            2013     12.35        16.02      126,620.11
                                                            2014     16.02        17.32      126,043.51

BlackRock Money Market Investment Division (Class B)
  (10/7/2011).............................................. 2011     22.39        22.32        3,301.21
                                                            2012     22.32        21.98        4,449.62
                                                            2013     21.98        21.65        2,943.55
                                                            2014     21.65        21.33        2,458.22

Clarion Global Real Estate Investment Division (Class B)
  (10/7/2011).............................................. 2011     12.35        13.17      159,733.04
                                                            2012     13.17        16.35      162,436.52
                                                            2013     16.35        16.68      143,425.61
                                                            2014     16.68        18.61      122,316.09

ClearBridge Aggressive Growth Investment Division
  (Class B) (10/7/2011).................................... 2011      7.01         7.61      106,870.94
                                                            2012      7.61         8.88      157,808.33
                                                            2013      8.88        12.74      187,342.66
                                                            2014     12.74        14.92      556,728.26

ClearBridge Aggressive Growth Investment Division
  (formerly ClearBridge Aggressive Growth II Investment
  Division and before that Janus Forty Investment Division
  (Class B)) (10/7/2011)................................... 2011    132.75       137.60       33,538.32
                                                            2012    137.60       166.06       31,668.19
                                                            2013    166.06       210.68       25,264.07
                                                            2014    210.68       219.31            0.00

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
Frontier Mid Cap Growth Investment Division (Class B)
  (10/7/2011).............................................. 2011    $38.97       $41.84       30,568.49
                                                            2012     41.84        45.62       23,063.68
                                                            2013     45.62        59.52       17,466.11
                                                            2014     59.52        65.01       16,943.26

Harris Oakmark International Investment Division (Class B)
  (10/7/2011).............................................. 2011     16.66        16.69      185,328.08
                                                            2012     16.69        21.25      164,706.41
                                                            2013     21.25        27.32      148,986.84
                                                            2014     27.32        25.36      159,990.00

Invesco Balanced-Risk Allocation Investment Division
  (Class B) (4/30/2012).................................... 2012      1.01         1.04    2,274,024.35
                                                            2013      1.04         1.05    4,394,985.88
                                                            2014      1.05         1.09    3,773,815.18

Invesco Mid Cap Value Investment Division (Class B)
  (formerly Lord Abbett Mid Cap Value Investment
  Division (Class B)) (10/7/2011).......................... 2011     20.48        22.71      144,793.52
                                                            2012     22.71        25.10            0.00

Invesco Mid Cap Value Investment Division (formerly Lord
  Abbett Mid Cap Value Investment Division (Class B))...... 2012     24.98        25.66      135,075.00
                                                            2013     25.66        32.94      114,104.70
                                                            2014     32.94        35.58       97,374.27

Invesco Small Cap Growth Investment Division (Class B)
  (10/7/2011).............................................. 2011     14.11        15.35       25,669.97
                                                            2012     15.35        17.88       21,714.28
                                                            2013     17.88        24.69       22,986.91
                                                            2014     24.69        26.25       21,968.48

Jennison Growth Investment Division (Class B)
  (10/7/2011).............................................. 2011      4.81         5.01      160,650.72
                                                            2012      5.01         5.70      287,794.25
                                                            2013      5.70         7.68      234,618.04
                                                            2014      7.68         8.23      233,825.56

Jennison Growth Investment Division (Class B) (formerly
  Oppenheimer Capital Appreciation Investment Division
  (Class B)) (10/7/2011)................................... 2011      7.59         8.09       95,345.31
                                                            2012      8.09         9.09            0.00

JPMorgan Core Bond Investment Division (Class B)
  (4/29/2013).............................................. 2013     11.17        10.62      136,941.95
                                                            2014     10.62        10.99      127,055.16

JPMorgan Core Bond Investment Division (Class B)
  (formerly American Funds(R) Bond Investment Division
  (Class C)) (10/7/2011)................................... 2011     10.62        10.76      140,268.94
                                                            2012     10.76        11.12      149,029.86
                                                            2013     11.12        11.09            0.00

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
JPMorgan Global Active Allocation Investment Division
  (Class B) (4/30/2012).................................. 2012    $ 1.01       $ 1.04      992,280.82
                                                          2013      1.04         1.14    3,152,528.62
                                                          2014      1.14         1.20    3,628,250.41

JPMorgan Small Cap Value Investment Division (Class B)
  (10/7/2011)............................................ 2011     11.63        12.90       19,039.31
                                                          2012     12.90        14.66       15,358.14
                                                          2013     14.66        19.20       13,014.04
                                                          2014     19.20        19.74       13,075.37

Loomis Sayles Global Markets Investment Division
  (Class B) (10/7/2011).................................. 2011     11.94        12.59       28,492.20
                                                          2012     12.59        14.51       32,324.14
                                                          2013     14.51        16.74      116,284.15
                                                          2014     16.74        17.06       99,983.87

Loomis Sayles Global Markets Investment Division
  (Class B) (formerly Met/Franklin Income Investment
  Division (Class B)) (10/7/2011)........................ 2011     10.40        11.13      121,733.09
                                                          2012     11.13        12.34      111,211.70
                                                          2013     12.34        12.87            0.00

Loomis Sayles Small Cap Core Investment Division
  (Class B) (10/7/2011).................................. 2011     30.88        34.74       19,998.60
                                                          2012     34.74        39.10       20,078.39
                                                          2013     39.10        54.19       15,215.04
                                                          2014     54.19        55.25       13,775.34

Lord Abbett Bond Debenture Investment Division (Class B)
  (10/7/2011)............................................ 2011     22.22        23.52      120,620.48
                                                          2012     23.52        26.17      109,217.65
                                                          2013     26.17        27.83      117,133.99
                                                          2014     27.83        28.74      104,665.32

Met/Artisan Mid Cap Value Investment Division (Class B)
  (10/7/2011)............................................ 2011     28.09        30.91       25,481.23
                                                          2012     30.91        33.98       21,192.87
                                                          2013     33.98        45.69       21,095.67
                                                          2014     45.69        45.77       19,693.66

Met/Dimensional International Small Company Investment
  Division (Class B) (10/7/2011)......................... 2011     14.18        14.19        5,272.29
                                                          2012     14.19        16.48        6,093.17
                                                          2013     16.48        20.72        5,321.44
                                                          2014     20.72        19.04        4,636.28

Met/Eaton Vance Floating Rate Investment Division
  (Class B) (10/7/2011).................................. 2011      9.99        10.26       14,803.09
                                                          2012     10.26        10.85       16,714.76
                                                          2013     10.85        11.10       24,145.91
                                                          2014     11.10        11.01       29,927.17

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
Met/Franklin Low Duration Total Return Investment
  Division (Class B) (10/7/2011)........................... 2011    $ 9.71       $ 9.76       11,656.92
                                                            2012      9.76        10.03       12,945.04
                                                            2013     10.03        10.00       45,540.79
                                                            2014     10.00         9.95       53,396.88

Met/Templeton International Bond Investment Division
  (Class B) (10/7/2011).................................... 2011     11.91        11.95        9,184.44
                                                            2012     11.95        13.46       12,476.84
                                                            2013     13.46        13.40       12,497.05
                                                            2014     13.40        13.35       10,705.38

MetLife Asset Allocation 100 Investment Division (formerly
  MetLife Aggressive Strategy Investment Division
  (Class B)) (10/7/2011)................................... 2011      9.75        10.34       60,419.27
                                                            2012     10.34        11.89       82,883.83
                                                            2013     11.89        15.17       50,617.33
                                                            2014     15.17        15.71       48,353.19

MetLife Asset Allocation 20 Investment Division (formerly
  MetLife Conservative Allocation Investment Division
  (Class B)) (10/7/2011)................................... 2011     12.14        12.44      845,359.90
                                                            2012     12.44        13.38      939,109.22
                                                            2013     13.38        13.75      896,024.37
                                                            2014     13.75        14.15      818,850.80

MetLife Asset Allocation 40 Investment Division (formerly
  MetLife Conservative to Moderate Allocation Investment
  Division (Class B)) (10/7/2011).......................... 2011     11.63        12.03    1,931,443.06
                                                            2012     12.03        13.21    1,871,784.00
                                                            2013     13.21        14.44    1,679,896.64
                                                            2014     14.44        14.92    1,436,320.51

MetLife Asset Allocation 60 Investment Division (formerly
  MetLife Moderate Allocation Investment Division
  (Class B)) (10/7/2011)................................... 2011     11.07        11.54    3,408,700.83
                                                            2012     11.54        12.87    3,275,251.30
                                                            2013     12.87        14.97    3,066,135.41
                                                            2014     14.97        15.49    2,843,108.44

MetLife Asset Allocation 80 Investment Division (formerly
  MetLife Growth Strategy Investment Division (Class B)
  and before that Met/Franklin Templeton Founding
  Strategy Investment Division (Class B)) (10/7/2011)...... 2011      8.75         9.33       85,034.50
                                                            2012      9.33        10.68       80,555.94
                                                            2013     10.68        11.49            0.00

MetLife Asset Allocation 80 Investment Division (formerly
  MetLife Growth Strategy Investment Division (Class B))
  (4/29/2013).............................................. 2013     11.57        13.18      146,649.19
                                                            2014     13.18        13.12            0.00

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
MetLife Asset Allocation 80 Investment Division (formerly
  MetLife Moderate to Aggressive Allocation Investment
  Division (Class B)) (10/7/2011)........................... 2011    $10.43       $10.99      834,393.41
                                                             2012     10.99        12.49      759,978.37
                                                             2013     12.49        15.29      769,651.75
                                                             2014     15.29        15.85      836,857.84

MetLife Balanced Plus Investment Division (Class B)
  (10/7/2011)............................................... 2011      9.18         9.37      435,649.38
                                                             2012      9.37        10.44    1,059,337.87
                                                             2013     10.44        11.77    1,820,476.44
                                                             2014     11.77        12.71    1,907,021.16

MetLife Mid Cap Stock Index Investment Division (Class B)
  (10/7/2011)............................................... 2011     15.09        16.59      134,954.72
                                                             2012     16.59        19.17      140,104.32
                                                             2013     19.17        25.09      127,547.25
                                                             2014     25.09        27.00      120,070.41

MetLife Multi-Index Targeted Risk Investment Division
  (Class B) (11/12/2012).................................... 2012      0.98         1.01        4,144.67
                                                             2013      1.01         1.12    1,974,018.55
                                                             2014      1.12         1.21    3,061,250.78

MetLife Stock Index Investment Division (Class B)
  (10/7/2011)............................................... 2011     34.73        37.82      260,646.69
                                                             2012     37.82        43.00      248,834.96
                                                             2013     43.00        55.79      221,405.71
                                                             2014     55.79        62.16      206,734.88

MFS(R) Emerging Markets Equity Investment Division
  (Class B) (10/7/2011)..................................... 2011      9.73        10.02       82,986.42
                                                             2012     10.02        11.73       72,210.39
                                                             2013     11.73        10.98       68,094.35
                                                             2014     10.98        10.11       70,502.08

MFS(R) Research International Investment Division (Class B)
  (10/7/2011)............................................... 2011     12.45        12.63      108,824.82
                                                             2012     12.63        14.52       86,420.65
                                                             2013     14.52        17.06       68,713.25
                                                             2014     17.06        15.64       57,929.28

MFS(R) Total Return Investment Division (Class B)
  (10/7/2011)............................................... 2011     41.29        43.67       20,510.69
                                                             2012     43.67        47.88       22,811.63
                                                             2013     47.88        55.99       20,666.18
                                                             2014     55.99        59.77       17,478.95

MFS(R) Value Investment Division (Class B) (10/7/2011)...... 2011     10.68        11.65      127,058.25
                                                             2012     11.65        13.35      116,843.82
                                                             2013     13.35        17.81      196,784.60
                                                             2014     17.81        19.40      164,566.18

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
MFS(R) Value Investment Division (Class B) (formerly
  Met/Franklin Mutual Shares Investment Division (Class B))
  (10/7/2011)............................................... 2011    $ 8.01       $ 8.69     124,705.18
                                                             2012      8.69         9.75     125,825.90
                                                             2013      9.75        10.68           0.00

Morgan Stanley Mid Cap Growth Investment Division
  (Class B) (10/7/2011)..................................... 2011     13.32        13.52      65,707.22
                                                             2012     13.52        14.55      62,094.56
                                                             2013     14.55        19.93      53,138.19
                                                             2014     19.93        19.83      54,438.24

MSCI EAFE(R) Index Investment Division (Class B)
  (10/7/2011)............................................... 2011     10.77        10.89     235,444.24
                                                             2012     10.89        12.66     226,570.43
                                                             2013     12.66        15.15     207,490.64
                                                             2014     15.15        13.99     206,747.97

Neuberger Berman Genesis Investment Division (Class B)
  (10/7/2011)............................................... 2011     15.24        16.80      41,317.92
                                                             2012     16.80        18.16      37,860.75
                                                             2013     18.16        24.72      46,149.74
                                                             2014     24.72        24.28      38,899.04

Neuberger Berman Genesis Investment Division (Class B)
  (formerly MLA Mid Cap Investment Division (Class B))
  (10/7/2011)............................................... 2011     13.20        14.41      21,863.71
                                                             2012     14.41        14.94      20,670.83
                                                             2013     14.94        16.20           0.00

Oppenheimer Global Equity Investment Division (Class B)
  (10/7/2011)............................................... 2011     16.11        16.62      81,434.96
                                                             2012     16.62        19.84      81,886.06
                                                             2013     19.84        24.85      99,560.62
                                                             2014     24.85        25.00     101,318.51

Oppenheimer Global Equity Investment Division (Class B)
  (formerly Met/Templeton Growth Investment Division
  (Class B)) (10/7/2011).................................... 2011      7.98         8.34      62,533.62
                                                             2012      8.34        10.04      62,228.00
                                                             2013     10.04        10.67           0.00

PanAgora Global Diversified Risk Investment Division
  (Class B) (4/28/2014)..................................... 2014      0.99         1.03       3,574.04

PIMCO Inflation Protected Bond Investment Division
  (Class B) (10/7/2011)..................................... 2011     14.69        14.96     572,264.49
                                                             2012     14.96        16.09     621,060.60
                                                             2013     16.09        14.38     533,132.64
                                                             2014     14.38        14.57     476,770.03

PIMCO Total Return Investment Division (Class B)
  (10/7/2011)............................................... 2011     16.12        16.48     607,907.44
                                                             2012     16.48        17.74     701,335.88
                                                             2013     17.74        17.14     683,091.33
                                                             2014     17.14        17.59     575,186.85

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
Pioneer Strategic Income Investment Division (Class E)
  (10/7/2011).............................................. 2011    $24.44       $25.05       28,591.84
                                                            2012     25.05        27.50       36,641.71
                                                            2013     27.50        27.47       41,114.53
                                                            2014     27.47        28.26       36,527.08

Pyramis(R) Government Income Investment Division
  (Class B) (10/7/2011).................................... 2011     10.60        10.74      164,178.70
                                                            2012     10.74        10.92      653,967.97
                                                            2013     10.92        10.27      600,141.41
                                                            2014     10.27        10.88      533,130.85

Pyramis(R) Managed Risk Investment Division (Class B)
  (4/29/2013).............................................. 2013     10.21        10.74       48,987.52
                                                            2014     10.74        11.50       68,300.91

Russell 2000(R) Index Investment Division (Class B)
  (10/7/2011).............................................. 2011     14.89        16.79       81,213.05
                                                            2012     16.79        19.20       79,165.33
                                                            2013     19.20        26.14       58,088.96
                                                            2014     26.14        26.98       59,369.68

Schroders Global Multi-Asset Investment Division (Class B)
  (4/30/2012).............................................. 2012      1.01         1.06      573,694.08
                                                            2013      1.06         1.15    2,207,019.88
                                                            2014      1.15         1.22    2,653,055.05

SSgA Growth and Income ETF Investment Division
  (Class B) (10/7/2011).................................... 2011     10.94        11.57      989,652.61
                                                            2012     11.57        12.86    1,013,144.06
                                                            2013     12.86        14.30      970,614.76
                                                            2014     14.30        14.91      835,298.92

SSgA Growth ETF Investment Division (Class B)
  (10/7/2011).............................................. 2011     10.16        10.80       93,111.19
                                                            2012     10.80        12.23       66,820.74
                                                            2013     12.23        14.23       97,485.51
                                                            2014     14.23        14.77       84,448.11

T. Rowe Price Large Cap Growth Investment Division
  (Class B)................................................ 2013     17.16        21.66      155,553.58
                                                            2014     21.66        23.22      154,559.81

T. Rowe Price Large Cap Growth Investment Division
  (Class B) (formerly RCM Technology Investment Division
  (Class B)) (10/7/2011)................................... 2011      6.04         6.08      269,936.66
                                                            2012      6.08         6.71      227,163.66
                                                            2013      6.71         7.02            0.00

T. Rowe Price Mid Cap Growth Investment Division
  (Class B) (10/7/2011).................................... 2011      9.37        10.05      231,521.01
                                                            2012     10.05        11.26      197,074.27
                                                            2013     11.26        15.15      195,953.98
                                                            2014     15.15        16.83      198,466.32

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
T. Rowe Price Small Cap Growth Investment Division
  (Class B) (10/7/2011)................................... 2011   $ 16.02      $ 17.87      63,179.05
                                                           2012     17.87        20.40      68,059.25
                                                           2013     20.40        28.98      67,436.69
                                                           2014     28.98        30.44      68,688.51

Van Eck Global Natural Resources Investment Division
  (Class B) (10/7/2011)................................... 2011     14.76        15.41      32,332.05
                                                           2012     15.41        15.57      36,590.62
                                                           2013     15.57        16.98      35,096.90
                                                           2014     16.98        13.58      41,105.14

Western Asset Management U.S. Government Investment
  Division (Class B) (10/7/2011).......................... 2011     17.63        17.73     104,343.44
                                                           2012     17.73        17.99     103,995.91
                                                           2013     17.99        17.57     103,818.11
                                                           2014     17.57        17.74      87,799.30

WMC Core Equity Opportunities Investment Division
  (formerly Davis Venture Value Investment Division
  (Class B)) (10/7/2011).................................. 2011     27.99        30.61     117,517.98
                                                           2012     30.61        33.96      99,703.63
                                                           2013     33.96        44.62      82,217.72
                                                           2014     44.62        48.50      70,499.04

WMC Large Cap Research Investment Division (formerly
  BlackRock Large Cap Core Investment Division (Class B))
  (10/7/2011)............................................. 2011     56.44        60.98       5,743.03
                                                           2012     60.98        68.12       6,745.64
                                                           2013     68.12        90.12       6,480.24
                                                           2014     90.12       100.77       7,503.51

AT 1.75 SEPARATE ACCOUNT CHARGE:
--------------------------------
American Funds Global Small Capitalization Investment
  Division (Class 2) (10/7/2011).......................... 2011     22.93        23.63     151,964.78
                                                           2012     23.63        27.44     121,669.04
                                                           2013     27.44        34.59     101,297.65
                                                           2014     34.59        34.71      95,214.87

American Funds Growth-Income Investment Division
  (Class 2) (10/7/2011)................................... 2011     85.86        91.84      53,940.17
                                                           2012     91.84       106.01      51,013.23
                                                           2013    106.01       139.08      47,164.14
                                                           2014    139.08       151.20      41,699.05

                                                                  1.60 SEPARATE ACCOUNT CHARGE
                                                           -------------------------------------------
                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
AllianceBernstein Global Dynamic Allocation Investment
  Division (Class B) (10/7/2011).......................... 2011    $ 9.42       $ 9.72            0.00
                                                           2012      9.72        10.53       53,306.17
                                                           2013     10.53        11.52       82,608.78
                                                           2014     11.52        12.17       74,114.24

Allianz Global Investors Dynamic Multi-Asset Plus
  investment Division (Class B) (4/28/2014)............... 2014      0.99         1.03       13,153.47

American Funds(R) Balanced Allocation Investment Division
  (Class C) (10/7/2011)................................... 2011      9.08         9.47      625,136.28
                                                           2012      9.47        10.58      268,817.67
                                                           2013     10.58        12.34      252,817.46
                                                           2014     12.34        12.88      229,764.57

American Funds(R) Growth Allocation Investment Division
  (Class C) (10/7/2011)................................... 2011      8.33         8.77      458,398.08
                                                           2012      8.77        10.02      361,370.63
                                                           2013     10.02        12.34      408,519.16
                                                           2014     12.34        12.92      404,478.84

American Funds(R) Growth Investment Division (Class C)
  (10/7/2011)............................................. 2011      8.11         8.59       17,046.83
                                                           2012      8.59         9.93       18,025.72
                                                           2013      9.93        12.68       15,133.66
                                                           2014     12.68        13.50       15,307.17

American Funds(R) Moderate Allocation Investment Division
  (Class C) (10/7/2011)................................... 2011      9.60         9.94      344,030.86
                                                           2012      9.94        10.84      370,572.54
                                                           2013     10.84        12.11      323,712.52
                                                           2014     12.11        12.64      316,066.40

AQR Global Risk Balanced Investment Division (Class B)
  (10/7/2011)............................................. 2011     10.19        10.59            0.00
                                                           2012     10.59        11.52      162,046.77
                                                           2013     11.52        10.95      112,691.46
                                                           2014     10.95        11.21       93,142.05
Baillie Gifford International Stock Investment Division
  (Class B) (10/7/2011)................................... 2011     10.23        10.24      114,154.96
                                                           2012     10.24        12.03      110,480.30
                                                           2013     12.03        13.64      225,321.64
                                                           2014     13.64        12.97      210,012.82

Barclays Aggregate Bond Index Investment Division
  (Class B) (10/7/2011)................................... 2011     15.81        15.99      960,627.22
                                                           2012     15.99        16.31      992,619.62
                                                           2013     16.31        15.64    1,001,308.35
                                                           2014     15.64        16.24      900,504.49

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
BlackRock Bond Income Investment Division (Class B)
  (10/7/2011).............................................. 2011   $ 51.54      $ 52.37      90,560.85
                                                            2012     52.37        55.28      88,815.05
                                                            2013     55.28        53.86      80,782.88
                                                            2014     53.86        56.61      72,134.52

BlackRock Capital Appreciation Investment Division
  (Class B) (10/7/2011).................................... 2011     26.38        27.42      65,183.77
                                                            2012     27.42        30.78      60,974.58
                                                            2013     30.78        40.57      58,392.36
                                                            2014     40.57        43.37      51,355.67

BlackRock Global Tactical Strategies Investment Division
  (Class B) (10/7/2011).................................... 2011      9.26         9.55           0.00
                                                            2012      9.55        10.26      93,570.55
                                                            2013     10.26        11.14     106,319.13
                                                            2014     11.14        11.61      89,783.11
BlackRock Large Cap Value Investment Division (Class B)
  (10/7/2011).............................................. 2011      9.88        10.89     255,339.11
                                                            2012     10.89        12.21     238,135.77
                                                            2013     12.21        15.84     239,108.96
                                                            2014     15.84        17.10     203,663.54

BlackRock Money Market Investment Division (Class B)
  (10/7/2011).............................................. 2011     21.77        21.69          44.53
                                                            2012     21.69        21.35       1,121.69
                                                            2013     21.35        21.01           0.00
                                                            2014     21.01        20.67           0.00

Clarion Global Real Estate Investment Division (Class B)
  (10/7/2011).............................................. 2011     12.26        13.07     379,396.52
                                                            2012     13.07        16.21     351,309.43
                                                            2013     16.21        16.52     337,121.33
                                                            2014     16.52        18.41     286,256.41

ClearBridge Aggressive Growth Investment Division
  (Class B) (10/7/2011).................................... 2011      6.94         7.52      80,192.49
                                                            2012      7.52         8.77      83,579.26
                                                            2013      8.77        12.57      95,987.86
                                                            2014     12.57        14.71     360,568.20

ClearBridge Aggressive Growth Investment Division
  (formerly ClearBridge Aggressive Growth II Investment
  Division and before that Janus Forty Investment Division
  (Class B)) (10/7/2011)................................... 2011    128.88       133.56      26,458.06
                                                            2012    133.56       161.02      24,262.05
                                                            2013    161.02       204.08      21,801.49
                                                            2014    204.08       212.38           0.00

Frontier Mid Cap Growth Investment Division (Class B)
  (10/7/2011).............................................. 2011     38.07        40.86      34,230.45
                                                            2012     40.86        44.51      30,165.84
                                                            2013     44.51        58.01      26,795.44
                                                            2014     58.01        63.29      23,383.95

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
Harris Oakmark International Investment Division (Class B)
  (10/7/2011).............................................. 2011    $16.50       $16.52      428,563.44
                                                            2012     16.52        21.01      413,396.27
                                                            2013     21.01        26.99      404,858.25
                                                            2014     26.99        25.02      360,517.54

Invesco Balanced-Risk Allocation Investment Division
  (Class B) (4/30/2012).................................... 2012      1.01         1.04      743,438.84
                                                            2013      1.04         1.04    1,225,191.24
                                                            2014      1.04         1.09    1,086,014.92

Invesco Mid Cap Value Investment Division (Class B)
  (formerly Lord Abbett Mid Cap Value Investment
  Division (Class B)) (10/7/2011).......................... 2011     20.22        22.41      238,737.31
                                                            2012     22.41        24.77            0.00

Invesco Mid Cap Value Investment Division (formerly Lord
  Abbett Mid Cap Value Investment Division (Class B))...... 2012     24.65        25.30      228,120.83
                                                            2013     25.30        32.45      203,212.00
                                                            2014     32.45        35.01      180,862.55

Invesco Small Cap Growth Investment Division (Class B)
  (10/7/2011).............................................. 2011     13.97        15.19       45,471.31
                                                            2012     15.19        17.68       70,471.03
                                                            2013     17.68        24.39       42,555.94
                                                            2014     24.39        25.90       33,765.00

Jennison Growth Investment Division (Class B)
  (10/7/2011).............................................. 2011      4.76         4.95      262,756.56
                                                            2012      4.95         5.63      484,165.29
                                                            2013      5.63         7.57      391,814.88
                                                            2014      7.57         8.11      353,526.29

Jennison Growth Investment Division (Class B) (formerly
  Oppenheimer Capital Appreciation Investment Division
  (Class B)) (10/7/2011)................................... 2011      7.50         8.00      115,159.09
                                                            2012      8.00         8.99            0.00

JPMorgan Core Bond Investment Division (Class B)
  (4/29/2013).............................................. 2013     11.12        10.56        4,640.21
                                                            2014     10.56        10.92        4,787.52

JPMorgan Core Bond Investment Division (Class B)
  (formerly American Funds(R) Bond Investment Division
  (Class C)) (10/7/2011)................................... 2011     10.58        10.72        3,578.50
                                                            2012     10.72        11.07        3,902.67
                                                            2013     11.07        11.04            0.00

JPMorgan Global Active Allocation Investment Division
  (Class B) (4/30/2012).................................... 2012      1.01         1.04      141,760.02
                                                            2013      1.04         1.14      465,208.71
                                                            2014      1.14         1.20      545,536.95

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
JPMorgan Small Cap Value Investment Division (Class B)
  (10/7/2011)............................................... 2011    $11.55       $12.82           0.00
                                                             2012     12.82        14.55           0.00
                                                             2013     14.55        19.03           0.00
                                                             2014     19.03        19.55          96.61

Loomis Sayles Global Markets Investment Division (Class B)
  (10/7/2011)............................................... 2011     11.87        12.52         668.28
                                                             2012     12.52        14.41       2,198.75
                                                             2013     14.41        16.61      57,871.35
                                                             2014     16.61        16.92      46,893.48

Loomis Sayles Global Markets Investment Division (Class B)
  (formerly Met/Franklin Income Investment Division
  (Class B)) (10/7/2011).................................... 2011     10.36        11.09      64,419.92
                                                             2012     11.09        12.28      74,275.04
                                                             2013     12.28        12.81           0.00

Loomis Sayles Small Cap Core Investment Division (Class B)
  (10/7/2011)............................................... 2011     30.34        34.13      55,181.47
                                                             2012     34.13        38.38      52,532.59
                                                             2013     38.38        53.13      50,028.12
                                                             2014     53.13        54.12      42,538.86

Lord Abbett Bond Debenture Investment Division (Class B)
  (10/7/2011)............................................... 2011     21.88        23.15     185,375.17
                                                             2012     23.15        25.73     174,088.59
                                                             2013     25.73        27.35     161,214.69
                                                             2014     27.35        28.21     153,955.54

Met/Artisan Mid Cap Value Investment Division (Class B)
  (10/7/2011)............................................... 2011     27.58        30.34      85,043.81
                                                             2012     30.34        33.31      72,002.19
                                                             2013     33.31        44.76      70,912.01
                                                             2014     44.76        44.78      61,267.45

Met/Dimensional International Small Company Investment
  Division (Class B) (10/7/2011)............................ 2011     14.13        14.15           0.00
                                                             2012     14.15        16.41           0.00
                                                             2013     16.41        20.61           0.00
                                                             2014     20.61        18.93         500.29

Met/Eaton Vance Floating Rate Investment Division (Class B)
  (10/7/2011)............................................... 2011      9.97        10.24           0.00
                                                             2012     10.24        10.82         198.66
                                                             2013     10.82        11.06       2,294.25
                                                             2014     11.06        10.96       2,294.25

Met/Franklin Low Duration Total Return Investment Division
  (Class B) (10/7/2011)..................................... 2011      9.71         9.75           0.00
                                                             2012      9.75        10.02       3,976.94
                                                             2013     10.02         9.97      37,430.75
                                                             2014      9.97         9.92      46,891.68

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
Met/Templeton International Bond Investment Division
  (Class B) (10/7/2011).................................... 2011    $11.88       $11.92            0.00
                                                            2012     11.92        13.41            0.00
                                                            2013     13.41        13.33            0.00
                                                            2014     13.33        13.27            0.00

MetLife Asset Allocation 100 Investment Division (formerly
  MetLife Aggressive Strategy Investment Division
  (Class B)) (10/7/2011)................................... 2011      9.69        10.27      201,197.36
                                                            2012     10.27        11.80      181,854.71
                                                            2013     11.80        15.04      193,173.59
                                                            2014     15.04        15.56      246,243.59

MetLife Asset Allocation 20 Investment Division (formerly
  MetLife Conservative Allocation Investment Division
  (Class B)) (10/7/2011)................................... 2011     12.06        12.36      693,399.32
                                                            2012     12.36        13.28      671,739.80
                                                            2013     13.28        13.63      619,284.17
                                                            2014     13.63        14.01      579,978.66

MetLife Asset Allocation 40 Investment Division (formerly
  MetLife Conservative to Moderate Allocation Investment
  Division (Class B)) (10/7/2011).......................... 2011     11.56        11.95    1,881,823.46
                                                            2012     11.95        13.11    1,827,206.11
                                                            2013     13.11        14.31    1,742,279.70
                                                            2014     14.31        14.78    1,596,035.61

MetLife Asset Allocation 60 Investment Division (formerly
  MetLife Moderate Allocation Investment Division
  (Class B)) (10/7/2011)................................... 2011     11.00        11.46    4,212,109.36
                                                            2012     11.46        12.78    3,916,510.83
                                                            2013     12.78        14.84    3,849,805.21
                                                            2014     14.84        15.34    3,460,952.75

MetLife Asset Allocation 80 Investment Division (formerly
  MetLife Growth Strategy Investment Division (Class B)
  and before that Met/Franklin Templeton Founding
  Strategy Investment Division (Class B)) (10/7/2011)...... 2011      8.72         9.30      118,235.45
                                                            2012      9.30        10.63       81,887.81
                                                            2013     10.63        11.43            0.00

MetLife Asset Allocation 80 Investment Division (formerly
  MetLife Growth Strategy Investment Division (Class B))
  (4/29/2013).............................................. 2013     11.51        13.10       84,466.47
                                                            2014     13.10        13.04            0.00

MetLife Asset Allocation 80 Investment Division (formerly
  MetLife Moderate to Aggressive Allocation Investment
  Division (Class B)) (10/7/2011).......................... 2011     10.36        10.91    3,234,319.70
                                                            2012     10.91        12.39    2,989,661.01
                                                            2013     12.39        15.16    2,776,014.48
                                                            2014     15.16        15.70    2,829,064.72

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
MetLife Balanced Plus Investment Division (Class B)
  (10/7/2011)............................................... 2011    $ 9.18       $ 9.37           0.00
                                                             2012      9.37        10.43      37,577.60
                                                             2013     10.43        11.73     134,912.15
                                                             2014     11.73        12.66     235,534.34

MetLife Mid Cap Stock Index Investment Division (Class B)
  (10/7/2011)............................................... 2011     14.92        16.40     248,258.06
                                                             2012     16.40        18.94     246,612.80
                                                             2013     18.94        24.75     226,602.35
                                                             2014     24.75        26.61     193,235.07

MetLife Multi-Index Targeted Risk Investment Division
  (Class B) (11/12/2012).................................... 2012      0.98         1.01           0.00
                                                             2013      1.01         1.12     181,580.92
                                                             2014      1.12         1.21     668,695.18

MetLife Stock Index Investment Division (Class B)
  (10/7/2011)............................................... 2011     33.99        37.01     651,882.86
                                                             2012     37.01        42.04     635,176.46
                                                             2013     42.04        54.49     496,068.29
                                                             2014     54.49        60.65     430,697.22

MFS(R) Emerging Markets Equity Investment Division
  (Class B) (10/7/2011)..................................... 2011      9.67         9.96       2,084.57
                                                             2012      9.96        11.66       4,652.08
                                                             2013     11.66        10.90       5,079.63
                                                             2014     10.90        10.03       5,489.36

MFS(R) Research International Investment Division (Class B)
  (10/7/2011)............................................... 2011     12.32        12.49     324,836.53
                                                             2012     12.49        14.35     318,273.89
                                                             2013     14.35        16.84     307,061.98
                                                             2014     16.84        15.42     272,869.55

MFS(R) Total Return Investment Division (Class B)
  (10/7/2011)............................................... 2011     40.29        42.61      38,843.68
                                                             2012     42.61        46.67      39,502.43
                                                             2013     46.67        54.52      32,797.29
                                                             2014     54.52        58.14      27,678.75

MFS(R) Value Investment Division (Class B) (10/7/2011)...... 2011     10.54        11.50     241,492.65
                                                             2012     11.50        13.16     228,041.64
                                                             2013     13.16        17.54     423,903.26
                                                             2014     17.54        19.09     368,080.10

MFS(R) Value Investment Division (Class B) (formerly Met/
  Franklin Mutual Shares Investment Division (Class B))
  (10/7/2011)............................................... 2011      7.98         8.66      38,314.49
                                                             2012      8.66         9.71      36,445.54
                                                             2013      9.71        10.63           0.00

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Morgan Stanley Mid Cap Growth Investment Division
  (Class B) (10/7/2011)................................. 2011    $13.12       $13.32     122,560.15
                                                         2012     13.32        14.32     123,278.06
                                                         2013     14.32        19.60     116,172.00
                                                         2014     19.60        19.48      97,193.09

MSCI EAFE(R) Index Investment Division (Class B)
  (10/7/2011)........................................... 2011     10.63        10.74     493,952.54
                                                         2012     10.74        12.48     443,217.81
                                                         2013     12.48        14.93     381,437.50
                                                         2014     14.93        13.77     367,482.10

Neuberger Berman Genesis Investment Division (Class B)
  (10/7/2011)........................................... 2011     15.06        16.61     197,376.09
                                                         2012     16.61        17.94     181,866.96
                                                         2013     17.94        24.39     188,037.50
                                                         2014     24.39        23.93     169,195.81

Neuberger Berman Genesis Investment Division (Class B)
  (formerly MLA Mid Cap Investment Division (Class B))
  (10/7/2011)........................................... 2011     13.07        14.26      35,294.31
                                                         2012     14.26        14.78      38,338.21
                                                         2013     14.78        16.01           0.00

Oppenheimer Global Equity Investment Division (Class B)
  (10/7/2011)........................................... 2011     15.88        16.38      81,469.99
                                                         2012     16.38        19.53      71,670.87
                                                         2013     19.53        24.43      75,606.98
                                                         2014     24.43        24.56      64,482.73

Oppenheimer Global Equity Investment Division (Class B)
  (formerly Met/Templeton Growth Investment Division
  (Class B)) (10/7/2011)................................ 2011      7.95         8.31      14,055.43
                                                         2012      8.31         9.99      11,703.09
                                                         2013      9.99        10.62           0.00

PanAgora Global Diversified Risk Investment Division
  (Class B) (4/28/2014)................................. 2014      0.99         1.03         931.73

PIMCO Inflation Protected Bond Investment Division
  (Class B) (10/7/2011)................................. 2011     14.56        14.83     375,395.10
                                                         2012     14.83        15.93     398,156.01
                                                         2013     15.93        14.22     299,025.81
                                                         2014     14.22        14.40     260,031.26

PIMCO Total Return Investment Division (Class B)
  (10/7/2011)........................................... 2011     15.95        16.30     578,370.15
                                                         2012     16.30        17.53     596,834.07
                                                         2013     17.53        16.92     498,548.19
                                                         2014     16.92        17.35     403,877.20

Pioneer Strategic Income Investment Division
  (Class E) (10/7/2011)................................. 2011     24.02        24.61       2,782.74
                                                         2012     24.61        26.99       5,203.24
                                                         2013     26.99        26.94       4,342.26
                                                         2014     26.94        27.69       4,372.94

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
Pyramis(R) Government Income Investment Division (Class B)
  (10/7/2011).............................................. 2011    $10.60       $10.74           0.00
                                                            2012     10.74        10.90      17,925.76
                                                            2013     10.90        10.24      17,427.65
                                                            2014     10.24        10.84      43,330.55

Pyramis(R) Managed Risk Investment Division (Class B)
  (4/29/2013).............................................. 2013     10.21        10.73       9,948.99
                                                            2014     10.73        11.48      13,826.12

Russell 2000(R) Index Investment Division (Class B)
  (10/7/2011).............................................. 2011     14.69        16.57     150,708.05
                                                            2012     16.57        18.93     143,094.71
                                                            2013     18.93        25.74     132,417.34
                                                            2014     25.74        26.55     127,238.48

Schroders Global Multi-Asset Investment Division (Class B)
  (4/30/2012).............................................. 2012      1.01         1.06     139,584.42
                                                            2013      1.06         1.15     428,329.28
                                                            2014      1.15         1.22     514,423.95

SSgA Growth and Income ETF Investment Division (Class B)
  (10/7/2011).............................................. 2011     10.87        11.49     274,825.40
                                                            2012     11.49        12.76     310,451.12
                                                            2013     12.76        14.19     456,325.24
                                                            2014     14.19        14.77     399,489.73

SSgA Growth ETF Investment Division (Class B)
  (10/7/2011).............................................. 2011     10.10        10.73     145,727.00
                                                            2012     10.73        12.14     141,766.85
                                                            2013     12.14        14.11      99,290.55
                                                            2014     14.11        14.64      87,173.98

T. Rowe Price Large Cap Growth Investment Division
  (Class B)................................................ 2013     16.91        21.33     329,949.87
                                                            2014     21.33        22.84     306,743.28

T. Rowe Price Large Cap Growth Investment Division
  (Class B) (formerly RCM Technology Investment Division
  (Class B)) (10/7/2011)................................... 2011      5.98         6.01     303,932.87
                                                            2012      6.01         6.63     281,002.42
                                                            2013      6.63         6.93           0.00

T. Rowe Price Mid Cap Growth Investment Division
  (Class B) (10/7/2011).................................... 2011      9.27         9.94     246,838.05
                                                            2012      9.94        11.12     218,366.58
                                                            2013     11.12        14.95     212,814.14
                                                            2014     14.95        16.60     206,983.53

T. Rowe Price Small Cap Growth Investment Division
  (Class B) (10/7/2011).................................... 2011     15.78        17.60     101,552.06
                                                            2012     17.60        20.08      90,749.18
                                                            2013     20.08        28.49      87,952.80
                                                            2014     28.49        29.90      76,160.57

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
Van Eck Global Natural Resources Investment Division
  (Class B) (10/7/2011)................................... 2011   $ 14.72      $ 15.36         181.88
                                                           2012     15.36        15.50          36.27
                                                           2013     15.50        16.90          37.17
                                                           2014     16.90        13.50          44.15

Western Asset Management U.S. Government Investment
  Division (Class B) (10/7/2011).......................... 2011     17.33        17.42     210,771.08
                                                           2012     17.42        17.67     205,205.44
                                                           2013     17.67        17.23     192,792.80
                                                           2014     17.23        17.39     162,002.75

WMC Core Equity Opportunities Investment Division
  (formerly Davis Venture Value Investment Division
  (Class B)) (10/7/2011).................................. 2011     27.52        30.09     232,569.13
                                                           2012     30.09        33.35     215,824.92
                                                           2013     33.35        43.77     184,667.89
                                                           2014     43.77        47.53     159,563.74

WMC Large Cap Research Investment Division (formerly
  BlackRock Large Cap Core Investment Division (Class B))
  (10/7/2011)............................................. 2011     54.86        59.26      20,092.73
                                                           2012     59.26        66.14      19,538.65
                                                           2013     66.14        87.41      18,514.71
                                                           2014     87.41        97.64      18,071.62

AT 1.85 SEPARATE ACCOUNT CHARGE:
--------------------------------
American Funds Global Small Capitalization Investment
  Division (Class 2) (10/7/2011).......................... 2011     22.62        23.31     296,003.82
                                                           2012     23.31        27.04     274,985.36
                                                           2013     27.04        34.05     252,109.23
                                                           2014     34.05        34.14     218,405.43

American Funds Growth-Income Investment Division
  (Class 2) (10/7/2011)................................... 2011     83.52        89.31     107,196.01
                                                           2012     89.31       102.99     105,246.29
                                                           2013    102.99       134.98      93,562.95
                                                           2014    134.98       146.60      81,595.94

                                                                  1.65 SEPARATE ACCOUNT CHARGE
                                                           -------------------------------------------
                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
AllianceBernstein Global Dynamic Allocation Investment
  Division (Class B) (10/7/2011).......................... 2011    $ 9.42       $ 9.71      58,398.55
                                                           2012      9.71        10.52     187,622.64
                                                           2013     10.52        11.50     183,445.63
                                                           2014     11.50        12.14     170,567.05

Allianz Global Investors Dynamic Multi-Asset Plus
  investment Division (Class B) (4/28/2014)............... 2014      0.99         1.03      41,417.89

American Funds(R) Balanced Allocation Investment Division
  (Class C) (10/7/2011)................................... 2011      9.07         9.45      25,977.29
                                                           2012      9.45        10.56      19,432.98
                                                           2013     10.56        12.31      23,174.93
                                                           2014     12.31        12.84      40,969.04

American Funds(R) Growth Allocation Investment Division
  (Class C) (10/7/2011)................................... 2011      8.31         8.75      37,674.58
                                                           2012      8.75        10.00      42,544.77
                                                           2013     10.00        12.31      21,860.96
                                                           2014     12.31        12.88      28,549.55

American Funds(R) Growth Investment Division (Class C)
  (10/7/2011)............................................. 2011      8.09         8.57      53,445.80
                                                           2012      8.57         9.90      48,781.11
                                                           2013      9.90        12.64      45,491.23
                                                           2014     12.64        13.45      38,050.53

American Funds(R) Moderate Allocation Investment Division
  (Class C) (10/7/2011)................................... 2011      9.58         9.92     127,149.49
                                                           2012      9.92        10.81     121,233.87
                                                           2013     10.81        12.07      73,182.11
                                                           2014     12.07        12.60      76,374.15

AQR Global Risk Balanced Investment Division (Class B)
  (10/7/2011)............................................. 2011     10.19        10.58      76,461.81
                                                           2012     10.58        11.51     291,294.97
                                                           2013     11.51        10.93     269,266.64
                                                           2014     10.93        11.19     235,295.05

Baillie Gifford International Stock Investment Division
  (Class B) (10/7/2011)................................... 2011     10.12        10.14      10,044.05
                                                           2012     10.14        11.90       8,690.17
                                                           2013     11.90        13.48       8,438.05
                                                           2014     13.48        12.82       8,153.64

Barclays Aggregate Bond Index Investment Division
  (Class B) (10/7/2011)................................... 2011     15.71        15.89     165,580.14
                                                           2012     15.89        16.19     203,375.88
                                                           2013     16.19        15.53     183,296.20
                                                           2014     15.53        16.11     186,130.30


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


                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
BlackRock Bond Income Investment Division (Class B)
  (10/7/2011).............................................. 2011   $ 50.82      $ 51.63      19,655.22
                                                            2012     51.63        54.48      24,634.81
                                                            2013     54.48        53.04      24,258.62
                                                            2014     53.04        55.73      20,762.55

BlackRock Capital Appreciation Investment Division
  (Class B) (10/7/2011).................................... 2011     26.15        27.19      10,262.52
                                                            2012     27.19        30.50      11,508.36
                                                            2013     30.50        40.18      10,889.51
                                                            2014     40.18        42.94       8,564.29

BlackRock Global Tactical Strategies Investment Division
  (Class B) (10/7/2011).................................... 2011      9.26         9.55     103,682.93
                                                            2012      9.55        10.25     196,460.07
                                                            2013     10.25        11.12     222,795.95
                                                            2014     11.12        11.59     166,436.48

BlackRock Large Cap Value Investment Division (Class B)
  (10/7/2011).............................................. 2011      9.83        10.84      21,281.63
                                                            2012     10.84        12.15      21,349.26
                                                            2013     12.15        15.75      19,884.69
                                                            2014     15.75        16.99      34,378.76

BlackRock Money Market Investment Division (Class B)
  (10/7/2011).............................................. 2011     21.47        21.39     317,520.61
                                                            2012     21.39        21.03     207,757.64
                                                            2013     21.03        20.69     217,008.22
                                                            2014     20.69        20.35     202,030.75

Clarion Global Real Estate Investment Division (Class B)
  (10/7/2011).............................................. 2011     12.21        13.02      40,306.61
                                                            2012     13.02        16.14      37,122.74
                                                            2013     16.14        16.44      54,129.32
                                                            2014     16.44        18.31      35,022.58

ClearBridge Aggressive Growth Investment Division
  (Class B) (10/7/2011).................................... 2011      6.90         7.48      11,470.45
                                                            2012      7.48         8.72      21,676.68
                                                            2013      8.72        12.49      23,249.58
                                                            2014     12.49        14.61      75,974.95

ClearBridge Aggressive Growth Investment Division
  (formerly ClearBridge Aggressive Growth II Investment
  Division and before that Janus Forty Investment Division
  (Class B)) (10/7/2011)................................... 2011    126.99       131.58       6,397.57
                                                            2012    131.58       158.56       6,238.36
                                                            2013    158.56       200.86       5,200.80
                                                            2014    200.86       209.00           0.00

Frontier Mid Cap Growth Investment Division (Class B)
  (10/7/2011).............................................. 2011     37.62        40.38       3,451.97
                                                            2012     40.38        43.96       2,462.23
                                                            2013     43.96        57.27       2,135.58
                                                            2014     57.27        62.46       2,955.21


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


                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
Harris Oakmark International Investment Division (Class B)
  (10/7/2011).............................................. 2011    $16.41       $16.44      33,109.16
                                                            2012     16.44        20.90      31,381.76
                                                            2013     20.90        26.82      29,408.92
                                                            2014     26.82        24.86      22,526.74

Invesco Balanced-Risk Allocation Investment Division
  (Class B) (4/30/2012).................................... 2012      1.01         1.04     468,572.00
                                                            2013      1.04         1.04     467,431.98
                                                            2014      1.04         1.08     394,745.96

Invesco Mid Cap Value Investment Division (Class B)
  (formerly Lord Abbett Mid Cap Value Investment Division
  (Class B)) (10/7/2011)................................... 2011     20.09        22.26      23,605.91
                                                            2012     22.26        24.60           0.00

Invesco Mid Cap Value Investment Division (formerly Lord
  Abbett Mid Cap Value Investment Division (Class B))...... 2012     24.48        25.12      19,745.98
                                                            2013     25.12        32.20      26,940.12
                                                            2014     32.20        34.73      20,966.11

Invesco Small Cap Growth Investment Division (Class B)
  (10/7/2011).............................................. 2011     13.90        15.12       2,054.73
                                                            2012     15.12        17.58         557.18
                                                            2013     17.58        24.24       1,700.55
                                                            2014     24.24        25.73       2,181.34

Jennison Growth Investment Division (Class B)
  (10/7/2011).............................................. 2011      4.73         4.92      10,168.70
                                                            2012      4.92         5.59      39,629.07
                                                            2013      5.59         7.52      22,124.33
                                                            2014      7.52         8.05      24,213.68

Jennison Growth Investment Division (Class B) (formerly
  Oppenheimer Capital Appreciation Investment Division
  (Class B)) (10/7/2011)................................... 2011      7.47         7.95      19,258.26
                                                            2012      7.95         8.94           0.00

JPMorgan Core Bond Investment Division (Class B)
  (4/29/2013).............................................. 2013     11.09        10.53      44,113.84
                                                            2014     10.53        10.88      34,528.56

JPMorgan Core Bond Investment Division (Class B)
  (formerly American Funds(R) Bond Investment Division
  (Class C)) (10/7/2011)................................... 2011     10.56        10.70      31,173.38
                                                            2012     10.70        11.04      54,846.96
                                                            2013     11.04        11.01           0.00

JPMorgan Global Active Allocation Investment Division
  (Class B) (4/30/2012).................................... 2012      1.01         1.04     194,176.61
                                                            2013      1.04         1.14     639,945.56
                                                            2014      1.14         1.20     781,878.73

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
JPMorgan Small Cap Value Investment Division (Class B)
  (10/7/2011)............................................... 2011    $11.52       $12.77      1,331.61
                                                             2012     12.77        14.49      1,351.94
                                                             2013     14.49        18.95        607.74
                                                             2014     18.95        19.45      1,044.54

Loomis Sayles Global Markets Investment Division (Class B)
  (10/7/2011)............................................... 2011     11.84        12.49      1,846.54
                                                             2012     12.49        14.36      2,086.83
                                                             2013     14.36        16.55     17,268.28
                                                             2014     16.55        16.84     16,104.50

Loomis Sayles Global Markets Investment Division (Class B)
  (formerly Met/Franklin Income Investment Division
  (Class B)) (10/7/2011).................................... 2011     10.35        11.07     29,960.18
                                                             2012     11.07        12.25     22,368.69
                                                             2013     12.25        12.78          0.00

Loomis Sayles Small Cap Core Investment Division (Class B)
  (10/7/2011)............................................... 2011     30.08        33.83      4,008.23
                                                             2012     33.83        38.02      3,093.54
                                                             2013     38.02        52.61      2,387.16
                                                             2014     52.61        53.56      2,339.22

Lord Abbett Bond Debenture Investment Division (Class B)
  (10/7/2011)............................................... 2011     21.71        22.97     97,182.64
                                                             2012     22.97        25.52     41,561.26
                                                             2013     25.52        27.11     35,958.54
                                                             2014     27.11        27.95     35,235.14

Met/Artisan Mid Cap Value Investment Division (Class B)
  (10/7/2011)............................................... 2011     27.33        30.06      6,503.90
                                                             2012     30.06        32.99      5,174.05
                                                             2013     32.99        44.30      5,100.21
                                                             2014     44.30        44.30      3,800.61

Met/Dimensional International Small Company Investment
  Division (Class B) (10/7/2011)............................ 2011     14.11        14.12      2,965.54
                                                             2012     14.12        16.38      2,938.93
                                                             2013     16.38        20.56      2,689.74
                                                             2014     20.56        18.87      2,186.73

Met/Eaton Vance Floating Rate Investment Division (Class B)
  (10/7/2011)............................................... 2011      9.96        10.24      2,075.00
                                                             2012     10.24        10.81      5,451.18
                                                             2013     10.81        11.04     44,150.74
                                                             2014     11.04        10.94     52,780.14

Met/Franklin Low Duration Total Return Investment Division
  (Class B) (10/7/2011)..................................... 2011      9.70         9.75     16,056.26
                                                             2012      9.75        10.01     59,136.25
                                                             2013     10.01         9.96     61,431.63
                                                             2014      9.96         9.90     76,358.90

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
Met/Templeton International Bond Investment Division
  (Class B) (10/7/2011).................................... 2011    $11.87       $11.91           0.00
                                                            2012     11.91        13.39           0.00
                                                            2013     13.39        13.30           0.00
                                                            2014     13.30        13.23           0.00

MetLife Asset Allocation 100 Investment Division (formerly
  MetLife Aggressive Strategy Investment Division
  (Class B)) (10/7/2011)................................... 2011      9.66        10.24       8,339.65
                                                            2012     10.24        11.76       8,120.98
                                                            2013     11.76        14.98       1,131.82
                                                            2014     14.98        15.48       1,125.48

MetLife Asset Allocation 20 Investment Division (formerly
  MetLife Conservative Allocation Investment Division
  (Class B)) (10/7/2011)................................... 2011     12.02        12.32     367,204.20
                                                            2012     12.32        13.23     403,006.22
                                                            2013     13.23        13.57     385,103.45
                                                            2014     13.57        13.94     391,989.43

MetLife Asset Allocation 40 Investment Division (formerly
  MetLife Conservative to Moderate Allocation Investment
  Division (Class B)) (10/7/2011).......................... 2011     11.52        11.91     362,177.58
                                                            2012     11.91        13.06     356,238.35
                                                            2013     13.06        14.25     324,721.08
                                                            2014     14.25        14.71     282,339.09

MetLife Asset Allocation 60 Investment Division (formerly
  MetLife Moderate Allocation Investment Division
  (Class B)) (10/7/2011)................................... 2011     10.96        11.43     838,757.28
                                                            2012     11.43        12.73     746,282.24
                                                            2013     12.73        14.77     693,491.64
                                                            2014     14.77        15.26     603,055.37

MetLife Asset Allocation 80 Investment Division (formerly
  MetLife Growth Strategy Investment Division (Class B)
  and before that Met/Franklin Templeton Founding Strategy
  Investment Division (Class B)) (10/7/2011)............... 2011      8.70         9.28       9,548.87
                                                            2012      9.28        10.60       9,106.65
                                                            2013     10.60        11.41           0.00

MetLife Asset Allocation 80 Investment Division (formerly
  MetLife Growth Strategy Investment Division (Class B))
  (4/29/2013).............................................. 2013     11.48        13.06      13,138.03
                                                            2014     13.06        13.00           0.00

MetLife Asset Allocation 80 Investment Division (formerly
  MetLife Moderate to Aggressive Allocation Investment
  Division (Class B)) (10/7/2011).......................... 2011     10.33        10.88     356,383.45
                                                            2012     10.88        12.34     226,623.31
                                                            2013     12.34        15.09     186,422.80
                                                            2014     15.09        15.62     187,034.22

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
MetLife Balanced Plus Investment Division (Class B)
  (10/7/2011)............................................... 2011    $ 9.18       $ 9.36      79,729.72
                                                             2012      9.36        10.42     201,765.55
                                                             2013     10.42        11.72     348,560.53
                                                             2014     11.72        12.64     385,824.70

MetLife Mid Cap Stock Index Investment Division (Class B)
  (10/7/2011)............................................... 2011     14.84        16.31      32,458.21
                                                             2012     16.31        18.82      35,346.48
                                                             2013     18.82        24.59      35,836.03
                                                             2014     24.59        26.42      37,855.61

MetLife Multi-Index Targeted Risk Investment Division
  (Class B) (11/12/2012).................................... 2012      0.98         1.01      10,927.33
                                                             2013      1.01         1.12     418,742.16
                                                             2014      1.12         1.20     653,183.59

MetLife Stock Index Investment Division (Class B)
  (10/7/2011)............................................... 2011     33.63        36.61      55,533.46
                                                             2012     36.61        41.56      53,948.87
                                                             2013     41.56        53.85      47,027.06
                                                             2014     53.85        59.90      45,364.42

MFS(R) Emerging Markets Equity Investment Division
  (Class B) (10/7/2011)..................................... 2011      9.65         9.93       7,513.65
                                                             2012      9.93        11.62       6,435.01
                                                             2013     11.62        10.86       5,881.20
                                                             2014     10.86         9.98       5,503.24

MFS(R) Research International Investment Division (Class B)
  (10/7/2011)............................................... 2011     12.25        12.43      11,573.46
                                                             2012     12.43        14.26       8,975.23
                                                             2013     14.26        16.73       6,693.48
                                                             2014     16.73        15.32       4,572.64

MFS(R) Total Return Investment Division (Class B)
  (10/7/2011)............................................... 2011     39.80        42.08       3,737.38
                                                             2012     42.08        46.07       3,504.08
                                                             2013     46.07        53.79       4,797.06
                                                             2014     53.79        57.34       3,835.30

MFS(R) Value Investment Division (Class B) (10/7/2011)...... 2011     10.48        11.42      14,636.11
                                                             2012     11.42        13.07      12,870.38
                                                             2013     13.07        17.41      22,671.86
                                                             2014     17.41        18.93      21,063.58

MFS(R) Value Investment Division (Class B) (formerly Met/
  Franklin Mutual Shares Investment Division (Class B))
  (10/7/2011)............................................... 2011      7.97         8.64      19,806.24
                                                             2012      8.64         9.68      20,484.17
                                                             2013      9.68        10.60           0.00

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Morgan Stanley Mid Cap Growth Investment Division
  (Class B) (10/7/2011)................................. 2011    $13.03       $13.22      12,568.14
                                                         2012     13.22        14.21       9,509.04
                                                         2013     14.21        19.43      10,632.96
                                                         2014     19.43        19.31       9,322.34

MSCI EAFE(R) Index Investment Division (Class B)
  (10/7/2011)........................................... 2011     10.56        10.67      71,557.02
                                                         2012     10.67        12.39      63,474.31
                                                         2013     12.39        14.81      51,457.47
                                                         2014     14.81        13.66      49,094.51

Neuberger Berman Genesis Investment Division (Class B)
  (10/7/2011)........................................... 2011     14.98        16.51       8,078.86
                                                         2012     16.51        17.82       6,354.72
                                                         2013     17.82        24.23       7,507.72
                                                         2014     24.23        23.76       7,653.43

Neuberger Berman Genesis Investment Division (Class B)
  (formerly MLA Mid Cap Investment Division (Class B))
  (10/7/2011)........................................... 2011     13.00        14.19       2,374.96
                                                         2012     14.19        14.69       2,025.78
                                                         2013     14.69        15.92           0.00

Oppenheimer Global Equity Investment Division (Class B)
  (10/7/2011)........................................... 2011     15.76        16.26       8,439.75
                                                         2012     16.26        19.38       8,547.36
                                                         2013     19.38        24.23      12,205.61
                                                         2014     24.23        24.34      12,557.51

Oppenheimer Global Equity Investment Division (Class B)
  (formerly Met/Templeton Growth Investment Division
  (Class B)) (10/7/2011)................................ 2011      7.93         8.29       2,115.55
                                                         2012      8.29         9.97       5,813.29
                                                         2013      9.97        10.59           0.00

PanAgora Global Diversified Risk Investment Division
  (Class B) (4/28/2014)................................. 2014      0.99         1.03      16,821.27

PIMCO Inflation Protected Bond Investment Division
  (Class B) (10/7/2011)................................. 2011     14.50        14.77     185,064.63
                                                         2012     14.77        15.85     249,001.07
                                                         2013     15.85        14.15     172,267.39
                                                         2014     14.15        14.32     163,227.06

PIMCO Total Return Investment Division (Class B)
  (10/7/2011)........................................... 2011     15.87        16.21     162,544.82
                                                         2012     16.21        17.43     190,533.63
                                                         2013     17.43        16.81     178,916.36
                                                         2014     16.81        17.23     143,557.12

Pioneer Strategic Income Investment Division (Class E)
  (10/7/2011)........................................... 2011     23.81        24.39      15,235.11
                                                         2012     24.39        26.74      18,748.71
                                                         2013     26.74        26.68      29,857.56
                                                         2014     26.68        27.41      26,873.49

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
Pyramis(R) Government Income Investment Division (Class B)
  (10/7/2011).............................................. 2011    $10.60       $10.73      30,352.58
                                                            2012     10.73        10.89     120,267.49
                                                            2013     10.89        10.23      78,396.37
                                                            2014     10.23        10.82     116,894.36

Pyramis(R) Managed Risk Investment Division (Class B)
  (4/29/2013).............................................. 2013     10.21        10.73       2,450.45
                                                            2014     10.73        11.47       6,319.25

Russell 2000(R) Index Investment Division (Class B)
  (10/7/2011).............................................. 2011     14.60        16.47      17,496.95
                                                            2012     16.47        18.80      19,657.11
                                                            2013     18.80        25.55      23,621.12
                                                            2014     25.55        26.33      24,991.31

Schroders Global Multi-Asset Investment Division (Class B)
  (4/30/2012).............................................. 2012      1.01         1.06     229,272.71
                                                            2013      1.06         1.15     577,903.04
                                                            2014      1.15         1.22     620,119.68

SSgA Growth and Income ETF Investment Division (Class B)
  (10/7/2011).............................................. 2011     10.84        11.46      68,826.88
                                                            2012     11.46        12.72      67,111.05
                                                            2013     12.72        14.13      78,298.71
                                                            2014     14.13        14.70      65,570.65

SSgA Growth ETF Investment Division (Class B)
  (10/7/2011).............................................. 2011     10.07        10.69      19,725.38
                                                            2012     10.69        12.10      25,036.59
                                                            2013     12.10        14.05      21,988.88
                                                            2014     14.05        14.57      18,672.08

T. Rowe Price Large Cap Growth Investment Division
  (Class B)................................................ 2013     16.79        21.17      28,289.83
                                                            2014     21.17        22.66      31,851.53

T. Rowe Price Large Cap Growth Investment Division
  (Class B) (formerly RCM Technology Investment Division
  (Class B)) (10/7/2011)................................... 2011      5.95         5.98      39,014.47
                                                            2012      5.98         6.59      25,207.82
                                                            2013      6.59         6.89           0.00

T. Rowe Price Mid Cap Growth Investment Division
  (Class B) (10/7/2011).................................... 2011      9.22         9.89      31,667.89
                                                            2012      9.89        11.06      32,106.37
                                                            2013     11.06        14.86      33,000.88
                                                            2014     14.86        16.48      32,795.16

T. Rowe Price Small Cap Growth Investment Division
  (Class B) (10/7/2011).................................... 2011     15.67        17.47       7,151.98
                                                            2012     17.47        19.92       8,349.10
                                                            2013     19.92        28.25       9,951.21
                                                            2014     28.25        29.64       8,609.31


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


                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
Van Eck Global Natural Resources Investment Division
  (Class B) (10/7/2011)................................... 2011   $ 14.69      $ 15.33      7,182.36
                                                           2012     15.33        15.47      1,124.38
                                                           2013     15.47        16.85        831.27
                                                           2014     16.85        13.46        706.04

Western Asset Management U.S. Government Investment
  Division (Class B) (10/7/2011).......................... 2011     17.18        17.28     63,750.08
                                                           2012     17.28        17.51     63,708.41
                                                           2013     17.51        17.07     51,429.53
                                                           2014     17.07        17.22     42,044.37

WMC Core Equity Opportunities Investment Division
  (formerly Davis Venture Value Investment Division
  (Class B)) (10/7/2011).................................. 2011     27.28        29.83     22,395.86
                                                           2012     29.83        33.05     14,901.85
                                                           2013     33.05        43.35     14,147.84
                                                           2014     43.35        47.06     11,637.71

WMC Large Cap Research Investment Division (formerly
  BlackRock Large Cap Core Investment Division (Class B))
  (10/7/2011)............................................. 2011     54.09        58.42      1,806.56
                                                           2012     58.42        65.17      1,154.02
                                                           2013     65.17        86.08      1,100.07
                                                           2014     86.08        96.11        726.81

AT 1.90 SEPARATE ACCOUNT CHARGE:
--------------------------------
American Funds Global Small Capitalization Investment
  Division (Class 2) (10/7/2011).......................... 2011     22.47        23.15     28,516.35
                                                           2012     23.15        26.84     23,609.19
                                                           2013     26.84        33.78     20,507.66
                                                           2014     33.78        33.85     18,950.66

American Funds Growth-Income Investment Division
  (Class 2) (10/7/2011)................................... 2011     82.37        88.07     10,554.48
                                                           2012     88.07       101.52      9,249.29
                                                           2013    101.52       132.98      9,593.01
                                                           2014    132.98       144.35      8,261.54

                                                                  1.70 SEPARATE ACCOUNT CHARGE
                                                           -------------------------------------------
                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
AllianceBernstein Global Dynamic Allocation Investment
  Division (Class B) (10/7/2011).......................... 2011    $ 9.41       $ 9.71       22,073.53
                                                           2012      9.71        10.51      113,483.00
                                                           2013     10.51        11.49      111,089.24
                                                           2014     11.49        12.12       65,222.30

Allianz Global Investors Dynamic Multi-Asset Plus
  investment Division (Class B) (4/28/2014)............... 2014      0.99         1.03        4,304.23

American Funds(R) Balanced Allocation Investment Division
  (Class C) (10/7/2011)................................... 2011      9.05         9.44      690,630.79
                                                           2012      9.44        10.53      522,800.24
                                                           2013     10.53        12.27      385,100.94
                                                           2014     12.27        12.80      164,044.58

American Funds(R) Growth Allocation Investment Division
  (Class C) (10/7/2011)................................... 2011      8.30         8.74    1,121,832.05
                                                           2012      8.74         9.98      931,006.43
                                                           2013      9.98        12.27      910,859.70
                                                           2014     12.27        12.84      726,366.09

American Funds(R) Growth Investment Division (Class C)
  (10/7/2011)............................................. 2011      8.08         8.56      108,510.89
                                                           2012      8.56         9.88      128,898.43
                                                           2013      9.88        12.61       65,960.75
                                                           2014     12.61        13.41       60,873.16

American Funds(R) Moderate Allocation Investment Division
  (Class C) (10/7/2011)................................... 2011      9.56         9.90    1,114,620.29
                                                           2012      9.90        10.79      804,485.60
                                                           2013     10.79        12.04      609,576.24
                                                           2014     12.04        12.56      530,118.44

AQR Global Risk Balanced Investment Division (Class B)
  (10/7/2011)............................................. 2011     10.18        10.58       17,426.97
                                                           2012     10.58        11.50      223,028.66
                                                           2013     11.50        10.92      129,508.35
                                                           2014     10.92        11.16       74,015.39

Baillie Gifford International Stock Investment Division
  (Class B) (10/7/2011)................................... 2011     10.02        10.03      212,082.93
                                                           2012     10.03        11.77      135,547.35
                                                           2013     11.77        13.33       66,198.46
                                                           2014     13.33        12.67       38,210.53

Barclays Aggregate Bond Index Investment Division
  (Class B) (10/7/2011)................................... 2011     15.61        15.79    2,047,871.67
                                                           2012     15.79        16.08    1,160,811.31
                                                           2013     16.08        15.41      717,129.55
                                                           2014     15.41        15.98      365,493.21

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
BlackRock Bond Income Investment Division (Class B)
  (10/7/2011).............................................. 2011   $ 50.11      $ 50.90     168,420.66
                                                            2012     50.90        53.68     100,728.69
                                                            2013     53.68        52.25      53,981.00
                                                            2014     52.25        54.86      40,306.96

BlackRock Capital Appreciation Investment Division
  (Class B) (10/7/2011).................................... 2011     25.93        26.95     134,915.21
                                                            2012     26.95        30.23      88,372.56
                                                            2013     30.23        39.80      57,950.50
                                                            2014     39.80        42.50      35,989.33

BlackRock Global Tactical Strategies Investment Division
  (Class B) (10/7/2011).................................... 2011      9.25         9.54      28,101.93
                                                            2012      9.54        10.24     132,028.62
                                                            2013     10.24        11.11     122,712.31
                                                            2014     11.11        11.57      77,907.80

BlackRock Large Cap Value Investment Division (Class B)
  (10/7/2011).............................................. 2011      9.79        10.79     439,855.08
                                                            2012     10.79        12.08     313,028.59
                                                            2013     12.08        15.65     188,274.33
                                                            2014     15.65        16.88     102,594.06

BlackRock Money Market Investment Division (Class B)
  (10/7/2011).............................................. 2011     21.17        21.08     132,390.45
                                                            2012     21.08        20.73      85,708.31
                                                            2013     20.73        20.38      32,356.36
                                                            2014     20.38        20.03      22,500.47

Clarion Global Real Estate Investment Division (Class B)
  (10/7/2011).............................................. 2011     12.17        12.97     590,151.12
                                                            2012     12.97        16.07     333,318.97
                                                            2013     16.07        16.36     147,654.54
                                                            2014     16.36        18.21      66,880.39

ClearBridge Aggressive Growth Investment Division
  (Class B) (10/7/2011).................................... 2011      6.86         7.44     251,646.93
                                                            2012      7.44         8.67     177,177.38
                                                            2013      8.67        12.41     153,210.77
                                                            2014     12.41        14.51     408,679.75

ClearBridge Aggressive Growth Investment Division
  (formerly ClearBridge Aggressive Growth II Investment
  Division and before that Janus Forty Investment Division
  (Class B)) (10/7/2011)................................... 2011    125.13       129.64      58,689.29
                                                            2012    129.64       156.14      44,301.64
                                                            2013    156.14       197.69      28,378.27
                                                            2014    197.69       205.67           0.00

Frontier Mid Cap Growth Investment Division (Class B)
  (10/7/2011).............................................. 2011     37.19        39.90      56,216.66
                                                            2012     39.90        43.42      39,600.24
                                                            2013     43.42        56.54      24,125.83
                                                            2014     56.54        61.63      12,756.09

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
Harris Oakmark International Investment Division (Class B)
  (10/7/2011).............................................. 2011    $16.33       $16.35      568,707.64
                                                            2012     16.35        20.78      342,618.65
                                                            2013     20.78        26.66      194,705.44
                                                            2014     26.66        24.69       78,831.72

Invesco Balanced-Risk Allocation Investment Division
  (Class B) (4/30/2012).................................... 2012      1.01         1.04    1,573,105.13
                                                            2013      1.04         1.04      959,479.72
                                                            2014      1.04         1.08      577,042.67

Invesco Mid Cap Value Investment Division (Class B)
  (formerly Lord Abbett Mid Cap Value Investment
  Division (Class B)) (10/7/2011).......................... 2011     19.96        22.12      513,179.82
                                                            2012     22.12        24.44            0.00

Invesco Mid Cap Value Investment Division (formerly Lord
  Abbett Mid Cap Value Investment Division (Class B))...... 2012     24.32        24.95      268,864.60
                                                            2013     24.95        31.96      126,575.87
                                                            2014     31.96        34.45       45,960.63

Invesco Small Cap Growth Investment Division (Class B)
  (10/7/2011).............................................. 2011     13.83        15.04       50,847.28
                                                            2012     15.04        17.48       33,799.64
                                                            2013     17.48        24.09       18,951.70
                                                            2014     24.09        25.56       12,045.14

Jennison Growth Investment Division (Class B)
  (10/7/2011).............................................. 2011      4.70         4.89      265,087.27
                                                            2012      4.89         5.56      364,736.37
                                                            2013      5.56         7.47      151,686.52
                                                            2014      7.47         7.99       83,324.44

Jennison Growth Investment Division (Class B) (formerly
  Oppenheimer Capital Appreciation Investment Division
  (Class B)) (10/7/2011)................................... 2011      7.43         7.91      171,418.41
                                                            2012      7.91         8.89            0.00

JPMorgan Core Bond Investment Division (Class B)
  (4/29/2013).............................................. 2013     11.06        10.50        8,447.74
                                                            2014     10.50        10.85        4,857.77

JPMorgan Core Bond Investment Division (Class B)
  (formerly American Funds(R) Bond Investment Division
  (Class C)) (10/7/2011)................................... 2011     10.55        10.68        6,558.91
                                                            2012     10.68        11.02        8,477.33
                                                            2013     11.02        10.99            0.00

JPMorgan Global Active Allocation Investment Division
  (Class B) (4/30/2012).................................... 2012      1.01         1.04      985,411.83
                                                            2013      1.04         1.14      982,469.48
                                                            2014      1.14         1.20      507,926.94

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
JPMorgan Small Cap Value Investment Division (Class B)
  (10/7/2011)............................................... 2011    $11.48       $12.73       2,338.65
                                                             2012     12.73        14.44       2,185.08
                                                             2013     14.44        18.87       1,682.14
                                                             2014     18.87        19.36         965.58

Loomis Sayles Global Markets Investment Division (Class B)
  (10/7/2011)............................................... 2011     11.81        12.45       8,845.77
                                                             2012     12.45        14.32      11,454.45
                                                             2013     14.32        16.49      54,090.20
                                                             2014     16.49        16.77      40,788.65

Loomis Sayles Global Markets Investment Division (Class B)
  (formerly Met/Franklin Income Investment Division
  (Class B)) (10/7/2011).................................... 2011     10.33        11.05     176,890.14
                                                             2012     11.05        12.22     140,691.56
                                                             2013     12.22        12.75           0.00

Loomis Sayles Small Cap Core Investment Division (Class B)
  (10/7/2011)............................................... 2011     29.82        33.53     100,455.61
                                                             2012     33.53        37.66      68,799.12
                                                             2013     37.66        52.10      34,433.06
                                                             2014     52.10        53.01      14,176.27

Lord Abbett Bond Debenture Investment Division (Class B)
  (10/7/2011)............................................... 2011     21.55        22.79     335,826.21
                                                             2012     22.79        25.31     208,246.14
                                                             2013     25.31        26.87     118,851.81
                                                             2014     26.87        27.69      63,370.42

Met/Artisan Mid Cap Value Investment Division (Class B)
  (10/7/2011)............................................... 2011     27.08        29.78     129,478.03
                                                             2012     29.78        32.67      53,003.37
                                                             2013     32.67        43.84      32,335.67
                                                             2014     43.84        43.82       9,886.63

Met/Dimensional International Small Company Investment
  Division (Class B) (10/7/2011)............................ 2011     14.09        14.10         469.41
                                                             2012     14.10        16.35         474.97
                                                             2013     16.35        20.51         428.28
                                                             2014     20.51        18.81         554.99

Met/Eaton Vance Floating Rate Investment Division (Class B)
  (10/7/2011)............................................... 2011      9.96        10.23       4,699.89
                                                             2012     10.23        10.79          17.74
                                                             2013     10.79        11.02       2,859.51
                                                             2014     11.02        10.91       6,922.22

Met/Franklin Low Duration Total Return Investment Division
  (Class B) (10/7/2011)..................................... 2011      9.70         9.74      19,294.14
                                                             2012      9.74        10.00      14,036.23
                                                             2013     10.00         9.94      76,608.50
                                                             2014      9.94         9.88      50,603.67


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


                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
Met/Templeton International Bond Investment Division
  (Class B) (10/7/2011).................................... 2011    $11.85       $11.89          320.99
                                                            2012     11.89        13.36          320.66
                                                            2013     13.36        13.27          366.18
                                                            2014     13.27        13.20          371.75

MetLife Asset Allocation 100 Investment Division (formerly
  MetLife Aggressive Strategy Investment Division
  (Class B)) (10/7/2011)................................... 2011      9.63        10.20      289,597.47
                                                            2012     10.20        11.71      184,209.57
                                                            2013     11.71        14.91      138,079.27
                                                            2014     14.91        15.41       39,344.04

MetLife Asset Allocation 20 Investment Division (formerly
  MetLife Conservative Allocation Investment Division
  (Class B)) (10/7/2011)................................... 2011     11.98        12.28    1,060,803.91
                                                            2012     12.28        13.18      887,677.65
                                                            2013     13.18        13.51      602,159.54
                                                            2014     13.51        13.88      384,863.81

MetLife Asset Allocation 40 Investment Division (formerly
  MetLife Conservative to Moderate Allocation Investment
  Division (Class B)) (10/7/2011).......................... 2011     11.48        11.87    3,049,295.30
                                                            2012     11.87        13.01    2,238,591.42
                                                            2013     13.01        14.19    1,489,280.85
                                                            2014     14.19        14.64      811,846.84

MetLife Asset Allocation 60 Investment Division (formerly
  MetLife Moderate Allocation Investment Division
  (Class B)) (10/7/2011)................................... 2011     10.92        11.39    7,153,548.23
                                                            2012     11.39        12.68    6,196,519.96
                                                            2013     12.68        14.71    4,485,974.01
                                                            2014     14.71        15.19    2,449,800.55

MetLife Asset Allocation 80 Investment Division (formerly
  MetLife Growth Strategy Investment Division (Class B)
  and before that Met/Franklin Templeton Founding
  Strategy Investment Division (Class B)) (10/7/2011)...... 2011      8.69         9.27      176,923.24
                                                            2012      9.27        10.58      172,285.84
                                                            2013     10.58        11.38            0.00

MetLife Asset Allocation 80 Investment Division (formerly
  MetLife Growth Strategy Investment Division (Class B))
  (4/29/2013).............................................. 2013     11.45        13.03      166,765.61
                                                            2014     13.03        12.96            0.00

MetLife Asset Allocation 80 Investment Division (formerly
  MetLife Moderate to Aggressive Allocation Investment
  Division (Class B)) (10/7/2011).......................... 2011     10.29        10.84    5,379,939.70
                                                            2012     10.84        12.30    4,530,421.79
                                                            2013     12.30        15.03    3,004,529.56
                                                            2014     15.03        15.55    1,503,956.10

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
MetLife Balanced Plus Investment Division (Class B)
  (10/7/2011)............................................... 2011    $ 9.18       $ 9.36       33,057.57
                                                             2012      9.36        10.41      101,664.95
                                                             2013     10.41        11.70      225,014.04
                                                             2014     11.70        12.62      259,688.78

MetLife Mid Cap Stock Index Investment Division (Class B)
  (10/7/2011)............................................... 2011     14.75        16.21      516,917.97
                                                             2012     16.21        18.70      295,786.90
                                                             2013     18.70        24.42      163,540.78
                                                             2014     24.42        26.23       82,674.32

MetLife Multi-Index Targeted Risk Investment Division
  (Class B) (11/12/2012).................................... 2012      0.98         1.01            0.00
                                                             2013      1.01         1.12      168,917.77
                                                             2014      1.12         1.20      393,282.89

MetLife Stock Index Investment Division (Class B)
  (10/7/2011)............................................... 2011     33.27        36.22    1,245,019.27
                                                             2012     36.22        41.10      668,960.47
                                                             2013     41.10        53.21      356,058.57
                                                             2014     53.21        59.17      186,299.45

MFS(R) Emerging Markets Equity Investment Division
  (Class B) (10/7/2011)..................................... 2011      9.62         9.90        6,735.36
                                                             2012      9.90        11.58        6,758.03
                                                             2013     11.58        10.82        7,962.52
                                                             2014     10.82         9.94        5,945.58

MFS(R) Research International Investment Division (Class B)
  (10/7/2011)............................................... 2011     12.19        12.36      346,186.10
                                                             2012     12.36        14.18      236,632.71
                                                             2013     14.18        16.63      134,083.05
                                                             2014     16.63        15.21       73,605.70

MFS(R) Total Return Investment Division (Class B)
  (10/7/2011)............................................... 2011     39.31        41.57       54,926.07
                                                             2012     41.57        45.48       31,372.88
                                                             2013     45.48        53.08       23,627.07
                                                             2014     53.08        56.55       13,420.40

MFS(R) Value Investment Division (Class B) (10/7/2011)...... 2011     10.41        11.35      334,795.09
                                                             2012     11.35        12.98      193,001.23
                                                             2013     12.98        17.28      195,661.30
                                                             2014     17.28        18.78      101,103.96

MFS(R) Value Investment Division (Class B) (formerly Met/
  Franklin Mutual Shares Investment Division (Class B))
  (10/7/2011)............................................... 2011      7.95         8.63       75,652.87
                                                             2012      8.63         9.66       54,433.05
                                                             2013      9.66        10.57            0.00


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


                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Morgan Stanley Mid Cap Growth Investment Division
  (Class B) (10/7/2011)................................. 2011    $12.93       $13.12      149,387.78
                                                         2012     13.12        14.10      105,930.46
                                                         2013     14.10        19.27       49,616.52
                                                         2014     19.27        19.14       29,824.59

MSCI EAFE(R) Index Investment Division (Class B)
  (10/7/2011)........................................... 2011     10.50        10.60    1,113,726.53
                                                         2012     10.60        12.30      651,851.98
                                                         2013     12.30        14.70      359,521.98
                                                         2014     14.70        13.55      197,022.51

Neuberger Berman Genesis Investment Division (Class B)
  (10/7/2011)........................................... 2011     14.90        16.42      216,512.39
                                                         2012     16.42        17.71       68,808.14
                                                         2013     17.71        24.07       60,773.35
                                                         2014     24.07        23.59       27,480.22

Neuberger Berman Genesis Investment Division (Class B)
  (formerly MLA Mid Cap Investment Division (Class B))
  (10/7/2011)........................................... 2011     12.94        14.12       84,642.29
                                                         2012     14.12        14.61       54,586.62
                                                         2013     14.61        15.83            0.00

Oppenheimer Global Equity Investment Division (Class B)
  (10/7/2011)........................................... 2011     15.65        16.14      182,740.84
                                                         2012     16.14        19.22      138,424.65
                                                         2013     19.22        24.02       79,536.63
                                                         2014     24.02        24.12       41,134.89

Oppenheimer Global Equity Investment Division (Class B)
  (formerly Met/Templeton Growth Investment Division
  (Class B)) (10/7/2011)................................ 2011      7.92         8.28       39,722.38
                                                         2012      8.28         9.94       38,155.90
                                                         2013      9.94        10.56            0.00

PanAgora Global Diversified Risk Investment Division
  (Class B) (4/28/2014)................................. 2014      0.99         1.03        4,286.89

PIMCO Inflation Protected Bond Investment Division
  (Class B) (10/7/2011)................................. 2011     14.44        14.71      757,531.33
                                                         2012     14.71        15.78      566,761.97
                                                         2013     15.78        14.07      362,620.81
                                                         2014     14.07        14.24      230,457.18

PIMCO Total Return Investment Division (Class B)
  (10/7/2011)........................................... 2011     15.78        16.13    1,199,554.25
                                                         2012     16.13        17.32      765,903.42
                                                         2013     17.32        16.71      418,754.92
                                                         2014     16.71        17.11      231,519.92

Pioneer Strategic Income Investment Division (Class E)
  (10/7/2011)........................................... 2011     23.61        24.18        5,288.97
                                                         2012     24.18        26.50        7,236.25
                                                         2013     26.50        26.42        5,811.74
                                                         2014     26.42        27.13        5,805.75


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


                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
Pyramis(R) Government Income Investment Division (Class B)
  (10/7/2011).............................................. 2011    $10.59       $10.73       5,768.85
                                                            2012     10.73        10.88     104,850.43
                                                            2013     10.88        10.21     104,268.97
                                                            2014     10.21        10.80      71,003.20

Pyramis(R) Managed Risk Investment Division (Class B)
  (4/29/2013).............................................. 2013     10.21        10.73       6,873.72
                                                            2014     10.73        11.46       4,193.86

Russell 2000(R) Index Investment Division (Class B)
  (10/7/2011).............................................. 2011     14.51        16.36     352,163.58
                                                            2012     16.36        18.66     190,449.09
                                                            2013     18.66        25.36     100,173.54
                                                            2014     25.36        26.12      42,190.53

Schroders Global Multi-Asset Investment Division (Class B)
  (4/30/2012).............................................. 2012      1.01         1.06     228,265.43
                                                            2013      1.06         1.15     272,044.50
                                                            2014      1.15         1.22     159,394.32

SSgA Growth and Income ETF Investment Division (Class B)
  (10/7/2011).............................................. 2011     10.81        11.42     802,882.00
                                                            2012     11.42        12.67     624,066.59
                                                            2013     12.67        14.07     344,615.38
                                                            2014     14.07        14.64     218,974.76

SSgA Growth ETF Investment Division (Class B)
  (10/7/2011).............................................. 2011     10.04        10.66     150,488.40
                                                            2012     10.66        12.06     109,867.55
                                                            2013     12.06        14.00      84,749.84
                                                            2014     14.00        14.50      56,950.22

T. Rowe Price Large Cap Growth Investment Division
  (Class B)................................................ 2013     16.67        21.01     210,410.45
                                                            2014     21.01        22.48     110,144.47

T. Rowe Price Large Cap Growth Investment Division
  (Class B) (formerly RCM Technology Investment Division
  (Class B)) (10/7/2011)................................... 2011      5.91         5.95     656,456.55
                                                            2012      5.95         6.56     375,174.75
                                                            2013      6.56         6.85           0.00

T. Rowe Price Mid Cap Growth Investment Division
  (Class B) (10/7/2011).................................... 2011      9.17         9.83     715,781.96
                                                            2012      9.83        10.99     481,721.39
                                                            2013     10.99        14.76     296,056.46
                                                            2014     14.76        16.37     176,996.27

T. Rowe Price Small Cap Growth Investment Division
  (Class B) (10/7/2011).................................... 2011     15.55        17.34     169,744.18
                                                            2012     17.34        19.76     110,211.97
                                                            2013     19.76        28.02      68,771.11
                                                            2014     28.02        29.37      44,349.09


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


                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
Van Eck Global Natural Resources Investment Division
  (Class B) (10/7/2011)................................... 2011   $ 14.67      $ 15.31       3,173.04
                                                           2012     15.31        15.44       3,357.28
                                                           2013     15.44        16.81       3,179.01
                                                           2014     16.81        13.41       3,956.75

Western Asset Management U.S. Government Investment
  Division (Class B) (10/7/2011).......................... 2011     17.04        17.13     337,356.88
                                                           2012     17.13        17.35     172,118.84
                                                           2013     17.35        16.90      89,147.03
                                                           2014     16.90        17.04      60,550.26

WMC Core Equity Opportunities Investment Division
  (formerly Davis Venture Value Investment Division
  (Class B)) (10/7/2011).................................. 2011     27.05        29.58     422,176.75
                                                           2012     29.58        32.75     252,061.83
                                                           2013     32.75        42.94     121,485.96
                                                           2014     42.94        46.58      52,348.18

WMC Large Cap Research Investment Division (formerly
  BlackRock Large Cap Core Investment Division (Class B))
  (10/7/2011)............................................. 2011     53.33        57.60      33,670.67
                                                           2012     57.60        64.22      20,167.00
                                                           2013     64.22        84.78      11,360.72
                                                           2014     84.78        94.61       8,228.92

AT 1.95 SEPARATE ACCOUNT CHARGE:
--------------------------------
American Funds Global Small Capitalization Investment
  Division (Class 2) (10/7/2011).......................... 2011     22.32        22.99     555,102.58
                                                           2012     22.99        26.64     340,259.51
                                                           2013     26.64        33.52     182,666.67
                                                           2014     33.52        33.57      87,027.54

American Funds Growth-Income Investment Division
  (Class 2) (10/7/2011)................................... 2011     81.24        86.85     211,540.78
                                                           2012     86.85       100.06     118,218.96
                                                           2013    100.06       131.00      62,145.07
                                                           2014    131.00       142.13      32,269.69

                                                                  1.75 SEPARATE ACCOUNT CHARGE
                            -                              -------------------------------------------
                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
AllianceBernstein Global Dynamic Allocation Investment
  Division (Class B) (10/7/2011).......................... 2011    $ 9.41       $ 9.71          0.00
                                                           2012      9.71        10.50      1,506.50
                                                           2013     10.50        11.47      1,355.73
                                                           2014     11.47        12.10      1,213.34

Allianz Global Investors Dynamic Multi-Asset Plus
  investment Division (Class B) (4/28/2014)............... 2014      0.99         1.03          0.00

American Funds(R) Balanced Allocation Investment Division
  (Class C) (10/7/2011)................................... 2011      9.04         9.42     76,930.92
                                                           2012      9.42        10.51      5,279.00
                                                           2013     10.51        12.24      7,066.48
                                                           2014     12.24        12.75     10,413.56

American Funds(R) Growth Allocation Investment Division
  (Class C) (10/7/2011)................................... 2011      8.28         8.72     65,253.51
                                                           2012      8.72         9.95     64,206.73
                                                           2013      9.95        12.24     63,466.82
                                                           2014     12.24        12.79     60,878.93

American Funds(R) Growth Investment Division (Class C)
  (10/7/2011)............................................. 2011      8.06         8.54      5,904.77
                                                           2012      8.54         9.86      5,923.87
                                                           2013      9.86        12.57      5,386.58
                                                           2014     12.57        13.36      5,189.30

American Funds(R) Moderate Allocation Investment Division
  (Class C) (10/7/2011)................................... 2011      9.55         9.88     44,954.67
                                                           2012      9.88        10.76     38,365.83
                                                           2013     10.76        12.00     35,221.04
                                                           2014     12.00        12.52     19,682.86

AQR Global Risk Balanced Investment Division (Class B)
  (10/7/2011)............................................. 2011     10.18        10.57          0.00
                                                           2012     10.57        11.49      4,341.85
                                                           2013     11.49        10.90      4,204.44
                                                           2014     10.90        11.14      1,105.80

Baillie Gifford International Stock Investment Division
  (Class B) (10/7/2011)................................... 2011      9.92         9.93      4,102.42
                                                           2012      9.93        11.65      3,963.75
                                                           2013     11.65        13.18      3,879.41
                                                           2014     13.18        12.52      4,046.52

Barclays Aggregate Bond Index Investment Division
  (Class B) (10/7/2011)................................... 2011     15.51        15.68      4,825.32
                                                           2012     15.68        15.97      4,884.55
                                                           2013     15.97        15.29      5,155.12
                                                           2014     15.29        15.85      5,071.41


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


                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
BlackRock Bond Income Investment Division (Class B)
  (10/7/2011).............................................. 2011   $ 49.41      $ 50.18      1,042.77
                                                            2012     50.18        52.90      1,069.87
                                                            2013     52.90        51.46      1,057.68
                                                            2014     51.46        54.01      1,068.43

BlackRock Capital Appreciation Investment Division
  (Class B) (10/7/2011).................................... 2011     25.72        26.72      4,297.62
                                                            2012     26.72        29.95      3,477.78
                                                            2013     29.95        39.42      2,585.99
                                                            2014     39.42        42.08      2,298.35

BlackRock Global Tactical Strategies Investment Division
  (Class B) (10/7/2011).................................... 2011      9.25         9.54          0.00
                                                            2012      9.54        10.23     24,066.00
                                                            2013     10.23        11.09      4,040.50
                                                            2014     11.09        11.54      3,913.57

BlackRock Large Cap Value Investment Division (Class B)
  (10/7/2011).............................................. 2011      9.74        10.73      1,781.60
                                                            2012     10.73        12.02      1,672.12
                                                            2013     12.02        15.56      1,353.08
                                                            2014     15.56        16.78      1,314.98

BlackRock Money Market Investment Division (Class B)
  (10/7/2011).............................................. 2011     20.87        20.79          0.00
                                                            2012     20.79        20.42          0.00
                                                            2013     20.42        20.07          0.00
                                                            2014     20.07        19.72          0.00

Clarion Global Real Estate Investment Division (Class B)
  (10/7/2011).............................................. 2011     12.12        12.92      9,389.31
                                                            2012     12.92        16.00     10,302.57
                                                            2013     16.00        16.28      9,239.60
                                                            2014     16.28        18.12      7,332.72

ClearBridge Aggressive Growth Investment Division
  (Class B) (10/7/2011).................................... 2011      6.83         7.40          0.00
                                                            2012      7.40         8.62          0.00
                                                            2013      8.62        12.33          0.00
                                                            2014     12.33        14.41      3,424.07

ClearBridge Aggressive Growth Investment Division
  (formerly ClearBridge Aggressive Growth II Investment
  Division and before that Janus Forty Investment Division
  (Class B)) (10/7/2011)................................... 2011    123.29       127.72      1,703.39
                                                            2012    127.72       153.75      2,297.07
                                                            2013    153.75       194.57      1,558.46
                                                            2014    194.57       202.39          0.00

Frontier Mid Cap Growth Investment Division (Class B)
  (10/7/2011).............................................. 2011     36.75        39.43         19.30
                                                            2012     39.43        42.89         18.12
                                                            2013     42.89        55.81         16.42
                                                            2014     55.81        60.81         16.16


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


                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
Harris Oakmark International Investment Division (Class B)
  (10/7/2011).............................................. 2011    $16.25       $16.27         107.19
                                                            2012     16.27        20.66         105.71
                                                            2013     20.66        26.50          83.80
                                                            2014     26.50        24.53          92.99

Invesco Balanced-Risk Allocation Investment Division
  (Class B) (4/30/2012).................................... 2012      1.01         1.04      99,549.16
                                                            2013      1.04         1.04      13,437.90
                                                            2014      1.04         1.08      12,026.56

Invesco Mid Cap Value Investment Division (Class B)
  (formerly Lord Abbett Mid Cap Value Investment Division
  (Class B)) (10/7/2011)................................... 2011     19.83        21.97         365.37
                                                            2012     21.97        24.27           0.00

Invesco Mid Cap Value Investment Division (formerly Lord
  Abbett Mid Cap Value Investment Division (Class B))...... 2012     24.15        24.77         471.72
                                                            2013     24.77        31.72         465.89
                                                            2014     31.72        34.18         463.04

Invesco Small Cap Growth Investment Division (Class B)
  (10/7/2011).............................................. 2011     13.76        14.96           0.00
                                                            2012     14.96        17.38           0.00
                                                            2013     17.38        23.95           0.00
                                                            2014     23.95        25.39           0.00

Jennison Growth Investment Division (Class B)
  (10/7/2011).............................................. 2011      4.67         4.86           0.00
                                                            2012      4.86         5.52       3,852.78
                                                            2013      5.52         7.42       3,798.40
                                                            2014      7.42         7.93       3,749.83

Jennison Growth Investment Division (Class B) (formerly
  Oppenheimer Capital Appreciation Investment Division
  (Class B)) (10/7/2011)................................... 2011      7.39         7.87       2,563.09
                                                            2012      7.87         8.84           0.00

JPMorgan Core Bond Investment Division (Class B)
  (4/29/2013).............................................. 2013     11.03        10.47       4,463.33
                                                            2014     10.47        10.81       4,620.29

JPMorgan Core Bond Investment Division (Class B)
  (formerly American Funds(R) Bond Investment Division
  (Class C)) (10/7/2011)................................... 2011     10.53        10.66       3,497.60
                                                            2012     10.66        10.99       3,828.23
                                                            2013     10.99        10.96           0.00

JPMorgan Global Active Allocation Investment Division
  (Class B) (4/30/2012).................................... 2012      1.01         1.04     108,701.06
                                                            2013      1.04         1.14     100,507.52
                                                            2014      1.14         1.20      63,928.78


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


                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
JPMorgan Small Cap Value Investment Division (Class B)
  (10/7/2011)............................................... 2011    $11.44       $12.69          0.00
                                                             2012     12.69        14.38          0.00
                                                             2013     14.38        18.78          0.00
                                                             2014     18.78        19.27          0.00

Loomis Sayles Global Markets Investment Division (Class B)
  (10/7/2011)............................................... 2011     11.77        12.42      3,125.89
                                                             2012     12.42        14.27      3,029.94
                                                             2013     14.27        16.42      6,870.02
                                                             2014     16.42        16.70      6,861.93

Loomis Sayles Global Markets Investment Division (Class B)
  (formerly Met/Franklin Income Investment Division
  (Class B)) (10/7/2011).................................... 2011     10.31        11.03      6,926.28
                                                             2012     11.03        12.19     12,579.99
                                                             2013     12.19        12.71          0.00

Loomis Sayles Small Cap Core Investment Division (Class B)
  (10/7/2011)............................................... 2011     29.56        33.23        608.75
                                                             2012     33.23        37.31        587.41
                                                             2013     37.31        51.59        470.62
                                                             2014     51.59        52.47        476.46

Lord Abbett Bond Debenture Investment Division (Class B)
  (10/7/2011)............................................... 2011     21.38        22.61        708.18
                                                             2012     22.61        25.10      4,115.14
                                                             2013     25.10        26.63      4,070.82
                                                             2014     26.63        27.43      4,035.86

Met/Artisan Mid Cap Value Investment Division (Class B)
  (10/7/2011)............................................... 2011     26.83        29.50          0.00
                                                             2012     29.50        32.35          0.00
                                                             2013     32.35        43.39          0.00
                                                             2014     43.39        43.35          0.00

Met/Dimensional International Small Company Investment
  Division (Class B) (10/7/2011)............................ 2011     14.07        14.08          0.00
                                                             2012     14.08        16.31          0.00
                                                             2013     16.31        20.45          0.00
                                                             2014     20.45        18.75          0.00

Met/Eaton Vance Floating Rate Investment Division (Class B)
  (10/7/2011)............................................... 2011      9.95        10.22          0.00
                                                             2012     10.22        10.78          0.00
                                                             2013     10.78        11.00          0.00
                                                             2014     11.00        10.88          0.00

Met/Franklin Low Duration Total Return Investment Division
  (Class B) (10/7/2011)..................................... 2011      9.70         9.74          0.00
                                                             2012      9.74         9.99          0.00
                                                             2013      9.99         9.93          0.00
                                                             2014      9.93         9.86          0.00


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


                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
Met/Templeton International Bond Investment Division
  (Class B) (10/7/2011).................................... 2011    $11.84       $11.88           0.00
                                                            2012     11.88        13.34           0.00
                                                            2013     13.34        13.24           0.00
                                                            2014     13.24        13.16           0.00

MetLife Asset Allocation 100 Investment Division (formerly
  MetLife Aggressive Strategy Investment Division
  (Class B)) (10/7/2011)................................... 2011      9.60        10.17           0.00
                                                            2012     10.17        11.67           0.00
                                                            2013     11.67        14.85           0.00
                                                            2014     14.85        15.33           0.00

MetLife Asset Allocation 20 Investment Division (formerly
  MetLife Conservative Allocation Investment Division
  (Class B)) (10/7/2011)................................... 2011     11.94        12.24       4,740.14
                                                            2012     12.24        13.13       4,738.05
                                                            2013     13.13        13.45       7,222.41
                                                            2014     13.45        13.81       4,734.33

MetLife Asset Allocation 40 Investment Division (formerly
  MetLife Conservative to Moderate Allocation Investment
  Division (Class B)) (10/7/2011).......................... 2011     11.45        11.83      31,656.67
                                                            2012     11.83        12.96      35,897.58
                                                            2013     12.96        14.13      47,826.99
                                                            2014     14.13        14.57      45,893.40

MetLife Asset Allocation 60 Investment Division (formerly
  MetLife Moderate Allocation Investment Division
  (Class B)) (10/7/2011)................................... 2011     10.89        11.35     138,581.05
                                                            2012     11.35        12.63     145,923.16
                                                            2013     12.63        14.64     151,323.36
                                                            2014     14.64        15.12     140,345.65

MetLife Asset Allocation 80 Investment Division (formerly
  MetLife Growth Strategy Investment Division (Class B)
  and before that Met/Franklin Templeton Founding Strategy
  Investment Division (Class B)) (10/7/2011)............... 2011      8.67         9.25           0.00
                                                            2012      9.25        10.55           0.00
                                                            2013     10.55        11.35           0.00

MetLife Asset Allocation 80 Investment Division (formerly
  MetLife Growth Strategy Investment Division (Class B))
  (4/29/2013).............................................. 2013     11.42        12.99           0.00
                                                            2014     12.99        12.92           0.00

MetLife Asset Allocation 80 Investment Division (formerly
  MetLife Moderate to Aggressive Allocation Investment
  Division (Class B)) (10/7/2011).......................... 2011     10.26        10.80      52,642.71
                                                            2012     10.80        12.25      53,414.87
                                                            2013     12.25        14.96      54,249.98
                                                            2014     14.96        15.47      59,233.89

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
MetLife Balanced Plus Investment Division (Class B)
  (10/7/2011)............................................... 2011    $ 9.17       $ 9.36          0.00
                                                             2012      9.36        10.40      1,522.78
                                                             2013     10.40        11.69     37,846.68
                                                             2014     11.69        12.59     36,853.54

MetLife Mid Cap Stock Index Investment Division (Class B)
  (10/7/2011)............................................... 2011     14.67        16.12        628.91
                                                             2012     16.12        18.58        641.61
                                                             2013     18.58        24.26        558.68
                                                             2014     24.26        26.04        540.55

MetLife Multi-Index Targeted Risk Investment Division
  (Class B) (11/12/2012).................................... 2012      0.98         1.01          0.00
                                                             2013      1.01         1.12          0.00
                                                             2014      1.12         1.20          0.00

MetLife Stock Index Investment Division (Class B)
  (10/7/2011)............................................... 2011     32.92        35.83      2,668.71
                                                             2012     35.83        40.63      2,458.77
                                                             2013     40.63        52.59      2,198.25
                                                             2014     52.59        58.44      2,000.44

MFS(R) Emerging Markets Equity Investment Division
  (Class B) (10/7/2011)..................................... 2011      9.60         9.88      2,281.54
                                                             2012      9.88        11.54      2,399.17
                                                             2013     11.54        10.77      2,626.17
                                                             2014     10.77         9.90      2,797.78

MFS(R) Research International Investment Division (Class B)
  (10/7/2011)............................................... 2011     12.12        12.29        143.50
                                                             2012     12.29        14.10        144.16
                                                             2013     14.10        16.52        134.13
                                                             2014     16.52        15.10        144.68

MFS(R) Total Return Investment Division (Class B)
  (10/7/2011)............................................... 2011     38.84        41.06      9,867.25
                                                             2012     41.06        44.90     10,088.62
                                                             2013     44.90        52.38      9,533.01
                                                             2014     52.38        55.77      7,688.95

MFS(R) Value Investment Division (Class B) (10/7/2011)...... 2011     10.34        11.28          0.00
                                                             2012     11.28        12.89          0.00
                                                             2013     12.89        17.15          0.00
                                                             2014     17.15        18.63          0.00

MFS(R) Value Investment Division (Class B) (formerly Met/
  Franklin Mutual Shares Investment Division (Class B))
  (10/7/2011)............................................... 2011      7.94         8.61      1,721.37
                                                             2012      8.61         9.64      1,694.88
                                                             2013      9.64        10.55          0.00


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


                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Morgan Stanley Mid Cap Growth Investment Division
  (Class B) (10/7/2011)................................. 2011    $12.84       $13.02          0.00
                                                         2012     13.02        13.99          0.00
                                                         2013     13.99        19.11          0.00
                                                         2014     19.11        18.97          0.00

MSCI EAFE(R) Index Investment Division (Class B)
  (10/7/2011)........................................... 2011     10.43        10.53      1,654.64
                                                         2012     10.53        12.22      1,696.45
                                                         2013     12.22        14.59      1,579.21
                                                         2014     14.59        13.44      1,712.95

Neuberger Berman Genesis Investment Division (Class B)
  (10/7/2011)........................................... 2011     14.81        16.32          0.00
                                                         2012     16.32        17.60          0.00
                                                         2013     17.60        23.90          0.00
                                                         2014     23.90        23.42          0.00

Neuberger Berman Genesis Investment Division (Class B)
  (formerly MLA Mid Cap Investment Division (Class B))
  (10/7/2011)........................................... 2011     12.87        14.04          0.00
                                                         2012     14.04        14.53          0.00
                                                         2013     14.53        15.74          0.00

Oppenheimer Global Equity Investment Division (Class B)
  (10/7/2011)........................................... 2011     15.53        16.02          0.00
                                                         2012     16.02        19.07          0.00
                                                         2013     19.07        23.82          0.00
                                                         2014     23.82        23.91          0.00

Oppenheimer Global Equity Investment Division (Class B)
  (formerly Met/Templeton Growth Investment Division
  (Class B)) (10/7/2011)................................ 2011      7.91         8.26        456.54
                                                         2012      8.26         9.92        456.54
                                                         2013      9.92        10.54          0.00

PanAgora Global Diversified Risk Investment Division
  (Class B) (4/28/2014)................................. 2014      0.99         1.03          0.00

PIMCO Inflation Protected Bond Investment Division
  (Class B) (10/7/2011)................................. 2011     14.38        14.64     21,343.65
                                                         2012     14.64        15.70     33,607.84
                                                         2013     15.70        14.00     21,344.16
                                                         2014     14.00        14.15     20,065.63

PIMCO Total Return Investment Division (Class B)
  (10/7/2011)........................................... 2011     15.70        16.04      6,503.40
                                                         2012     16.04        17.22     11,959.43
                                                         2013     17.22        16.60     12,729.72
                                                         2014     16.60        16.99     12,930.82

Pioneer Strategic Income Investment Division (Class E)
  (10/7/2011)........................................... 2011     23.40        23.97        780.51
                                                         2012     23.97        26.25        808.41
                                                         2013     26.25        26.16        902.91
                                                         2014     26.16        26.85        919.38


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


                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
Pyramis(R) Government Income Investment Division (Class B)
  (10/7/2011).............................................. 2011    $10.59       $10.73          0.00
                                                            2012     10.73        10.87          0.00
                                                            2013     10.87        10.20          0.00
                                                            2014     10.20        10.78          0.00

Pyramis(R) Managed Risk Investment Division (Class B)
  (4/29/2013).............................................. 2013     10.21        10.72          0.00
                                                            2014     10.72        11.45          0.00

Russell 2000(R) Index Investment Division (Class B)
  (10/7/2011).............................................. 2011     14.41        16.25        258.61
                                                            2012     16.25        18.53        254.59
                                                            2013     18.53        25.16        220.61
                                                            2014     25.16        25.91        221.71

Schroders Global Multi-Asset Investment Division (Class B)
  (4/30/2012).............................................. 2012      1.01         1.06          0.00
                                                            2013      1.06         1.15          0.00
                                                            2014      1.15         1.22          0.00

SSgA Growth and Income ETF Investment Division (Class B)
  (10/7/2011).............................................. 2011     10.78        11.39     33,740.63
                                                            2012     11.39        12.62     16,670.59
                                                            2013     12.62        14.01     15,572.50
                                                            2014     14.01        14.57     14,546.12

SSgA Growth ETF Investment Division (Class B)
  (10/7/2011).............................................. 2011     10.01        10.63      7,294.04
                                                            2012     10.63        12.01      7,265.68
                                                            2013     12.01        13.94      7,240.24
                                                            2014     13.94        14.43          0.00

T. Rowe Price Large Cap Growth Investment Division
  (Class B)................................................ 2013     16.55        20.85      1,499.42
                                                            2014     20.85        22.30      1,418.34

T. Rowe Price Large Cap Growth Investment Division
  (Class B) (formerly RCM Technology Investment Division
  (Class B)) (10/7/2011)................................... 2011      5.88         5.92     16,042.85
                                                            2012      5.92         6.52      4,031.03
                                                            2013      6.52         6.81          0.00

T. Rowe Price Mid Cap Growth Investment Division
  (Class B) (10/7/2011).................................... 2011      9.12         9.78      2,008.40
                                                            2012      9.78        10.93      1,962.07
                                                            2013     10.93        14.67      1,662.19
                                                            2014     14.67        16.25      1,532.25

T. Rowe Price Small Cap Growth Investment Division
  (Class B) (10/7/2011).................................... 2011     15.44        17.22        213.99
                                                            2012     17.22        19.61        282.56
                                                            2013     19.61        27.78        281.16
                                                            2014     27.78        29.11        279.88


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


                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
Van Eck Global Natural Resources Investment Division
  (Class B) (10/7/2011)................................... 2011   $ 14.65      $ 15.28          0.00
                                                           2012     15.28        15.40          0.00
                                                           2013     15.40        16.77          0.00
                                                           2014     16.77        13.37          0.00

Western Asset Management U.S. Government Investment
  Division (Class B) (10/7/2011).......................... 2011     16.90        16.98      2,158.89
                                                           2012     16.98        17.19      1,667.60
                                                           2013     17.19        16.74      1,608.68
                                                           2014     16.74        16.87      1,543.13

WMC Core Equity Opportunities Investment Division
  (formerly Davis Venture Value Investment Division
  (Class B)) (10/7/2011).................................. 2011     26.83        29.33        551.92
                                                           2012     29.33        32.45        490.79
                                                           2013     32.45        42.53        444.65
                                                           2014     42.53        46.12        415.28

WMC Large Cap Research Investment Division (formerly
  BlackRock Large Cap Core Investment Division (Class B))
  (10/7/2011)............................................. 2011     52.58        56.78          0.00
                                                           2012     56.78        63.27          0.00
                                                           2013     63.27        83.49          0.00
                                                           2014     83.49        93.13          0.00

AT 2.00 SEPARATE ACCOUNT CHARGE:
--------------------------------
American Funds Global Small Capitalization Investment
  Division (Class 2) (10/7/2011).......................... 2011     22.17        22.83          0.00
                                                           2012     22.83        26.45          0.00
                                                           2013     26.45        33.26          0.00
                                                           2014     33.26        33.29          0.00

American Funds Growth-Income Investment Division
  (Class 2) (10/7/2011)................................... 2011     80.12        85.65        239.51
                                                           2012     85.65        98.62        252.18
                                                           2013     98.62       129.06        240.32
                                                           2014    129.06       139.95        231.77

                                                                  1.80 SEPARATE ACCOUNT CHARGE
                                                           -------------------------------------------
                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
AllianceBernstein Global Dynamic Allocation Investment
  Division (Class B) (10/7/2011).......................... 2011    $ 9.41       $ 9.70    1,322,676.10
                                                           2012      9.70        10.49    3,019,606.31
                                                           2013     10.49        11.45    3,752,182.26
                                                           2014     11.45        12.08    3,669,613.49

Allianz Global Investors Dynamic Multi-Asset Plus
  investment Division (Class B) (4/28/2014)............... 2014      0.99         1.03      515,256.04

American Funds(R) Balanced Allocation Investment Division
  (Class C) (10/7/2011)................................... 2011      9.02         9.40    1,838,176.62
                                                           2012      9.40        10.48    1,781,499.92
                                                           2013     10.48        12.20    1,695,085.28
                                                           2014     12.20        12.71    1,476,965.95

American Funds(R) Growth Allocation Investment Division
  (Class C) (10/7/2011)................................... 2011      8.27         8.70      286,193.15
                                                           2012      8.70         9.93      276,661.68
                                                           2013      9.93        12.20      281,536.09
                                                           2014     12.20        12.75      337,316.61

American Funds(R) Growth Investment Division (Class C)
  (10/7/2011)............................................. 2011      8.05         8.53    1,058,069.80
                                                           2012      8.53         9.83    1,167,868.32
                                                           2013      9.83        12.54    1,186,340.16
                                                           2014     12.54        13.32    1,281,583.91

American Funds(R) Moderate Allocation Investment Division
  (Class C) (10/7/2011)................................... 2011      9.53         9.86    1,153,465.72
                                                           2012      9.86        10.74    1,110,423.73
                                                           2013     10.74        11.97    1,022,862.01
                                                           2014     11.97        12.47    1,143,258.58

AQR Global Risk Balanced Investment Division (Class B)
  (10/7/2011)............................................. 2011     10.18        10.57    1,615,390.38
                                                           2012     10.57        11.48    4,446,593.51
                                                           2013     11.48        10.89    4,395,658.08
                                                           2014     10.89        11.12    4,119,337.25

Baillie Gifford International Stock Investment Division
  (Class B) (10/7/2011)................................... 2011      9.82         9.83       49,139.68
                                                           2012      9.83        11.52       51,226.49
                                                           2013     11.52        13.03       51,842.25
                                                           2014     13.03        12.37       41,642.01

Barclays Aggregate Bond Index Investment Division
  (Class B) (10/7/2011)................................... 2011     15.41        15.58    1,093,957.58
                                                           2012     15.58        15.85    1,221,996.56
                                                           2013     15.85        15.18    1,318,185.31
                                                           2014     15.18        15.72    1,438,396.38

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
BlackRock Bond Income Investment Division (Class B)
  (10/7/2011).............................................. 2011   $ 48.72      $ 49.48      121,223.91
                                                            2012     49.48        52.13      125,795.79
                                                            2013     52.13        50.68      105,504.02
                                                            2014     50.68        53.17      123,604.54

BlackRock Capital Appreciation Investment Division
  (Class B) (10/7/2011).................................... 2011     25.50        26.50       67,559.76
                                                            2012     26.50        29.68       64,405.63
                                                            2013     29.68        39.04       62,614.61
                                                            2014     39.04        41.65       56,620.16

BlackRock Global Tactical Strategies Investment Division
  (Class B) (10/7/2011).................................... 2011      9.25         9.54    2,027,623.68
                                                            2012      9.54        10.22    4,154,028.67
                                                            2013     10.22        11.08    4,737,089.70
                                                            2014     11.08        11.52    4,603,441.51

BlackRock Large Cap Value Investment Division (Class B)
  (10/7/2011).............................................. 2011      9.69        10.68      220,084.10
                                                            2012     10.68        11.96      279,202.37
                                                            2013     11.96        15.47      257,486.55
                                                            2014     15.47        16.67      244,679.42

BlackRock Money Market Investment Division (Class B)
  (10/7/2011).............................................. 2011     20.58        20.49       17,633.89
                                                            2012     20.49        20.13       23,535.33
                                                            2013     20.13        19.77       25,573.41
                                                            2014     19.77        19.42       25,153.91

Clarion Global Real Estate Investment Division (Class B)
  (10/7/2011).............................................. 2011     12.08        12.87       95,186.17
                                                            2012     12.87        15.93      105,097.28
                                                            2013     15.93        16.20      115,661.96
                                                            2014     16.20        18.02       90,941.12

ClearBridge Aggressive Growth Investment Division
  (Class B) (10/7/2011).................................... 2011      6.79         7.36      213,263.78
                                                            2012      7.36         8.57      187,068.29
                                                            2013      8.57        12.25      261,828.68
                                                            2014     12.25        14.31      677,378.08

ClearBridge Aggressive Growth Investment Division
  (formerly ClearBridge Aggressive Growth II Investment
  Division and before that Janus Forty Investment Division
  (Class B)) (10/7/2011)................................... 2011    121.48       125.83       37,938.74
                                                            2012    125.83       151.40       36,732.58
                                                            2013    151.40       191.50       31,649.79
                                                            2014    191.50       199.16            0.00

Frontier Mid Cap Growth Investment Division (Class B)
  (10/7/2011).............................................. 2011     36.32        38.97       45,837.99
                                                            2012     38.97        42.36       43,263.25
                                                            2013     42.36        55.10       37,945.02
                                                            2014     55.10        60.00       32,738.27


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


                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ -------------
Harris Oakmark International Investment Division
  (Class B) (10/7/2011).................................. 2011    $16.17       $16.19       229,654.05
                                                          2012     16.19        20.55       216,386.34
                                                          2013     20.55        26.34       230,324.81
                                                          2014     26.34        24.37       256,677.92

Invesco Balanced-Risk Allocation Investment Division
  (Class B) (4/30/2012).................................. 2012      1.01         1.04    13,863,943.72
                                                          2013      1.04         1.04    16,672,070.11
                                                          2014      1.04         1.08    18,150,108.46

Invesco Mid Cap Value Investment Division (Class B)
  (formerly Lord Abbett Mid Cap Value Investment
  Division (Class B)) (10/7/2011)........................ 2011     19.70        21.83       110,979.58
                                                          2012     21.83        24.11             0.00

Invesco Mid Cap Value Investment Division (formerly Lord
  Abbett Mid Cap Value Investment Division (Class B)).... 2012     23.99        24.60       106,052.76
                                                          2013     24.60        31.48        93,816.73
                                                          2014     31.48        33.90        85,290.97

Invesco Small Cap Growth Investment Division (Class B)
  (10/7/2011)............................................ 2011     13.70        14.89        17,731.48
                                                          2012     14.89        17.29        14,152.61
                                                          2013     17.29        23.80        19,878.79
                                                          2014     23.80        25.23        25,920.97

Jennison Growth Investment Division (Class B)
  (10/7/2011)............................................ 2011      4.65         4.83       125,414.00
                                                          2012      4.83         5.49       248,100.05
                                                          2013      5.49         7.37       194,981.22
                                                          2014      7.37         7.87       214,347.45

Jennison Growth Investment Division (Class B) (formerly
  Oppenheimer Capital Appreciation Investment Division
  (Class B)) (10/7/2011)................................. 2011      7.35         7.83       100,451.39
                                                          2012      7.83         8.79             0.00

JPMorgan Core Bond Investment Division (Class B)
  (4/29/2013)............................................ 2013     11.00        10.44       412,208.23
                                                          2014     10.44        10.78       628,659.01

JPMorgan Core Bond Investment Division (Class B)
  (formerly American Funds(R) Bond Investment Division
  (Class C)) (10/7/2011)................................. 2011     10.51        10.64       546,724.94
                                                          2012     10.64        10.96       548,324.39
                                                          2013     10.96        10.93             0.00

JPMorgan Global Active Allocation Investment Division
  (Class B) (4/30/2012).................................. 2012      1.01         1.04     7,474,890.09
                                                          2013      1.04         1.14    17,259,490.57
                                                          2014      1.14         1.19    19,786,548.87

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
JPMorgan Small Cap Value Investment Division (Class B)
  (10/7/2011)............................................... 2011    $11.40       $12.65      29,029.86
                                                             2012     12.65        14.33      31,015.88
                                                             2013     14.33        18.70      28,941.50
                                                             2014     18.70        19.17      34,319.67

Loomis Sayles Global Markets Investment Division (Class B)
  (10/7/2011)............................................... 2011     11.74        12.38      81,247.20
                                                             2012     12.38        14.22      86,766.61
                                                             2013     14.22        16.36     404,939.05
                                                             2014     16.36        16.62     334,918.16

Loomis Sayles Global Markets Investment Division (Class B)
  (formerly Met/Franklin Income Investment Division
  (Class B)) (10/7/2011).................................... 2011     10.29        11.01     298,145.13
                                                             2012     11.01        12.17     417,402.84
                                                             2013     12.17        12.68           0.00

Loomis Sayles Small Cap Core Investment Division (Class B)
  (10/7/2011)............................................... 2011     29.30        32.94      29,628.70
                                                             2012     32.94        36.97      23,225.43
                                                             2013     36.97        51.08      28,647.36
                                                             2014     51.08        51.93      23,903.93

Lord Abbett Bond Debenture Investment Division (Class B)
  (10/7/2011)............................................... 2011     21.22        22.44      83,185.53
                                                             2012     22.44        24.89     101,787.34
                                                             2013     24.89        26.40      90,799.91
                                                             2014     26.40        27.18     132,256.47

Met/Artisan Mid Cap Value Investment Division (Class B)
  (10/7/2011)............................................... 2011     26.58        29.23      29,960.94
                                                             2012     29.23        32.03      25,903.71
                                                             2013     32.03        42.94      33,794.47
                                                             2014     42.94        42.88      35,828.01

Met/Dimensional International Small Company Investment
  Division (Class B) (10/7/2011)............................ 2011     14.05        14.06      10,349.27
                                                             2012     14.06        16.28      10,808.50
                                                             2013     16.28        20.40       8,826.13
                                                             2014     20.40        18.69      13,134.23

Met/Eaton Vance Floating Rate Investment Division (Class B)
  (10/7/2011)............................................... 2011      9.94        10.21      18,545.45
                                                             2012     10.21        10.76      18,366.59
                                                             2013     10.76        10.98      41,140.87
                                                             2014     10.98        10.86      71,501.24

Met/Franklin Low Duration Total Return Investment Division
  (Class B) (10/7/2011)..................................... 2011      9.70         9.74      13,601.15
                                                             2012      9.74         9.98      31,817.82
                                                             2013      9.98         9.92     209,598.12
                                                             2014      9.92         9.84     198,155.13


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


                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
Met/Templeton International Bond Investment Division
  (Class B) (10/7/2011).................................... 2011    $11.83       $11.86       12,368.58
                                                            2012     11.86        13.31       11,580.32
                                                            2013     13.31        13.21       11,223.83
                                                            2014     13.21        13.12        8,414.05

MetLife Asset Allocation 100 Investment Division (formerly
  MetLife Aggressive Strategy Investment Division
  (Class B)) (10/7/2011)................................... 2011      9.57        10.14        9,696.02
                                                            2012     10.14        11.62        5,283.96
                                                            2013     11.62        14.78       17,902.13
                                                            2014     14.78        15.26       23,625.61

MetLife Asset Allocation 20 Investment Division (formerly
  MetLife Conservative Allocation Investment Division
  (Class B)) (10/7/2011)................................... 2011     11.90        12.19      695,800.06
                                                            2012     12.19        13.08      768,110.83
                                                            2013     13.08        13.39      646,462.70
                                                            2014     13.39        13.74      629,858.10

MetLife Asset Allocation 40 Investment Division (formerly
  MetLife Conservative to Moderate Allocation Investment
  Division (Class B)) (10/7/2011).......................... 2011     11.41        11.79    1,329,907.30
                                                            2012     11.79        12.91    1,429,714.84
                                                            2013     12.91        14.07    1,463,322.48
                                                            2014     14.07        14.50    1,418,938.98

MetLife Asset Allocation 60 Investment Division (formerly
  MetLife Moderate Allocation Investment Division
  (Class B)) (10/7/2011)................................... 2011     10.85        11.31    4,555,136.95
                                                            2012     11.31        12.58    4,459,866.96
                                                            2013     12.58        14.58    4,431,946.82
                                                            2014     14.58        15.04    4,238,428.99

MetLife Asset Allocation 80 Investment Division (formerly
  MetLife Growth Strategy Investment Division (Class B)
  and before that Met/Franklin Templeton Founding
  Strategy Investment Division (Class B)) (10/7/2011)...... 2011      8.66         9.23       53,171.18
                                                            2012      9.23        10.53       45,880.64
                                                            2013     10.53        11.32            0.00

MetLife Asset Allocation 80 Investment Division (formerly
  MetLife Growth Strategy Investment Division (Class B))
  (4/29/2013).............................................. 2013     11.39        12.95       75,693.94
                                                            2014     12.95        12.88            0.00

MetLife Asset Allocation 80 Investment Division (formerly
  MetLife Moderate to Aggressive Allocation Investment
  Division (Class B)) (10/7/2011).......................... 2011     10.23        10.77      506,698.68
                                                            2012     10.77        12.20      409,233.32
                                                            2013     12.20        14.90      371,040.39
                                                            2014     14.90        15.40      494,898.08


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


                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ -------------
MetLife Balanced Plus Investment Division (Class B)
  (10/7/2011)............................................ 2011    $ 9.17       $ 9.35     2,322,955.42
                                                          2012      9.35        10.39     4,933,142.87
                                                          2013     10.39        11.67     7,550,408.10
                                                          2014     11.67        12.57     7,913,392.61

MetLife Mid Cap Stock Index Investment Division
  (Class B) (10/7/2011).................................. 2011     14.59        16.03       181,367.00
                                                          2012     16.03        18.47       192,938.27
                                                          2013     18.47        24.09       182,844.23
                                                          2014     24.09        25.85       189,040.01

MetLife Multi-Index Targeted Risk Investment Division
  (Class B) (11/12/2012)................................. 2012      0.98         1.01       839,162.17
                                                          2013      1.01         1.12     8,505,124.93
                                                          2014      1.12         1.20    14,674,629.86

MetLife Stock Index Investment Division (Class B)
  (10/7/2011)............................................ 2011     32.57        35.44       504,160.78
                                                          2012     35.44        40.17       487,612.41
                                                          2013     40.17        51.97       426,455.28
                                                          2014     51.97        57.73       417,814.34

MFS(R) Emerging Markets Equity Investment Division
  (Class B) (10/7/2011).................................. 2011      9.57         9.85       103,027.99
                                                          2012      9.85        11.50       102,063.42
                                                          2013     11.50        10.73       111,023.47
                                                          2014     10.73         9.85       117,209.33

MFS(R) Research International Investment Division
  (Class B) (10/7/2011).................................. 2011     12.06        12.23        63,205.32
                                                          2012     12.23        14.01        62,488.45
                                                          2013     14.01        16.41        59,322.04
                                                          2014     16.41        15.00        51,052.98

MFS(R) Total Return Investment Division (Class B)
  (10/7/2011)............................................ 2011     38.36        40.55        14,138.39
                                                          2012     40.55        44.33        14,395.49
                                                          2013     44.33        51.68        12,913.80
                                                          2014     51.68        55.01        14,467.25

MFS(R) Value Investment Division (Class B) (10/7/2011)... 2011     10.28        11.20       107,844.51
                                                          2012     11.20        12.80       193,542.65
                                                          2013     12.80        17.02       515,419.69
                                                          2014     17.02        18.48       748,735.29

MFS(R) Value Investment Division (Class B) (formerly Met/
  Franklin Mutual Shares Investment Division (Class B))
  (10/7/2011)............................................ 2011      7.93         8.59        61,237.89
                                                          2012      8.59         9.62        80,092.99
                                                          2013      9.62        10.52             0.00

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Morgan Stanley Mid Cap Growth Investment Division
  (Class B) (10/7/2011)................................. 2011    $12.75       $12.93       59,018.84
                                                         2012     12.93        13.87       57,614.32
                                                         2013     13.87        18.95       56,105.19
                                                         2014     18.95        18.80       49,213.99

MSCI EAFE(R) Index Investment Division (Class B)
  (10/7/2011)........................................... 2011     10.36        10.46      410,454.12
                                                         2012     10.46        12.13      443,201.21
                                                         2013     12.13        14.48      406,918.61
                                                         2014     14.48        13.33      425,760.16

Neuberger Berman Genesis Investment Division (Class B)
  (10/7/2011)........................................... 2011     14.73        16.23       13,566.94
                                                         2012     16.23        17.49        9,880.21
                                                         2013     17.49        23.74       26,598.91
                                                         2014     23.74        23.25       23,229.71

Neuberger Berman Genesis Investment Division (Class B)
  (formerly MLA Mid Cap Investment Division (Class B))
  (10/7/2011)........................................... 2011     12.81        13.97       21,672.33
                                                         2012     13.97        14.45       25,284.12
                                                         2013     14.45        15.65            0.00

Oppenheimer Global Equity Investment Division (Class B)
  (10/7/2011)........................................... 2011     15.42        15.90      101,744.56
                                                         2012     15.90        18.92       97,326.26
                                                         2013     18.92        23.62      114,225.13
                                                         2014     23.62        23.70      110,668.08

Oppenheimer Global Equity Investment Division (Class B)
  (formerly Met/Templeton Growth Investment Division
  (Class B)) (10/7/2011)................................ 2011      7.89         8.25       39,611.30
                                                         2012      8.25         9.90       40,542.52
                                                         2013      9.90        10.51            0.00

PanAgora Global Diversified Risk Investment Division
  (Class B) (4/28/2014)................................. 2014      0.99         1.03      321,402.13

PIMCO Inflation Protected Bond Investment Division
  (Class B) (10/7/2011)................................. 2011     14.32        14.58      668,835.40
                                                         2012     14.58        15.63      829,889.38
                                                         2013     15.63        13.92      785,830.87
                                                         2014     13.92        14.07      709,707.99

PIMCO Total Return Investment Division (Class B)
  (10/7/2011)........................................... 2011     15.62        15.95      911,418.36
                                                         2012     15.95        17.12    1,044,625.06
                                                         2013     17.12        16.49    1,210,821.27
                                                         2014     16.49        16.88    1,314,452.57

Pioneer Strategic Income Investment Division (Class E)
  (10/7/2011)........................................... 2011     23.20        23.76      101,585.06
                                                         2012     23.76        26.01      140,372.70
                                                         2013     26.01        25.90      131,971.73
                                                         2014     25.90        26.57      162,008.59

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ -------------
Pyramis(R) Government Income Investment Division
  (Class B) (10/7/2011)............................... 2011    $10.59       $10.72     1,142,464.42
                                                       2012     10.72        10.86     2,876,841.93
                                                       2013     10.86        10.18     2,857,563.23
                                                       2014     10.18        10.76     2,551,057.51

Pyramis(R) Managed Risk Investment Division (Class B)
  (4/29/2013)......................................... 2013     10.21        10.72       167,990.82
                                                       2014     10.72        11.44       428,281.24

Russell 2000(R) Index Investment Division (Class B)
  (10/7/2011)......................................... 2011     14.32        16.14        70,522.39
                                                       2012     16.14        18.40        70,757.14
                                                       2013     18.40        24.97        75,456.91
                                                       2014     24.97        25.70        81,691.68

Schroders Global Multi-Asset Investment Division
  (Class B) (4/30/2012)............................... 2012      1.01         1.06     6,177,807.60
                                                       2013      1.06         1.15    11,259,529.88
                                                       2014      1.15         1.21    11,207,455.02

SSgA Growth and Income ETF Investment Division
  (Class B) (10/7/2011)............................... 2011     10.74        11.35     1,051,357.78
                                                       2012     11.35        12.58     1,076,041.99
                                                       2013     12.58        13.95     1,052,365.84
                                                       2014     13.95        14.50       985,838.36

SSgA Growth ETF Investment Division (Class B)
  (10/7/2011)......................................... 2011      9.98        10.59       257,556.54
                                                       2012     10.59        11.97       264,553.79
                                                       2013     11.97        13.88       303,176.25
                                                       2014     13.88        14.37       246,734.75

T. Rowe Price Large Cap Growth Investment Division
  (Class B)........................................... 2013     16.43        20.69        96,856.48
                                                       2014     20.69        22.12       112,419.19

T. Rowe Price Large Cap Growth Investment Division
  (Class B) (formerly RCM Technology Investment
  Division (Class B)) (10/7/2011)..................... 2011      5.85         5.88       184,152.41
                                                       2012      5.88         6.48       176,884.74
                                                       2013      6.48         6.77             0.00

T. Rowe Price Mid Cap Growth Investment Division
  (Class B) (10/7/2011)............................... 2011      9.07         9.73       339,619.94
                                                       2012      9.73        10.86       374,139.96
                                                       2013     10.86        14.57       390,791.19
                                                       2014     14.57        16.14       432,249.52

T. Rowe Price Small Cap Growth Investment Division
  (Class B) (10/7/2011)............................... 2011     15.33        17.09        89,152.64
                                                       2012     17.09        19.45       103,841.21
                                                       2013     19.45        27.55       115,362.71
                                                       2014     27.55        28.85       155,280.29


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


                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
Van Eck Global Natural Resources Investment Division
  (Class B) (10/7/2011)................................... 2011   $ 14.63      $ 15.26     113,362.29
                                                           2012     15.26        15.37     111,044.38
                                                           2013     15.37        16.72      99,149.39
                                                           2014     16.72        13.33     101,053.33

Western Asset Management U.S. Government Investment
  Division (Class B) (10/7/2011).......................... 2011     16.75        16.84     129,179.68
                                                           2012     16.84        17.04     140,317.26
                                                           2013     17.04        16.58     153,007.85
                                                           2014     16.58        16.70     143,200.29

WMC Core Equity Opportunities Investment Division
  (formerly Davis Venture Value Investment Division
  (Class B)) (10/7/2011).................................. 2011     26.60        29.08     125,388.40
                                                           2012     29.08        32.16     123,504.30
                                                           2013     32.16        42.12     110,282.96
                                                           2014     42.12        45.65      98,852.15

WMC Large Cap Research Investment Division (formerly
  BlackRock Large Cap Core Investment Division (Class B))
  (10/7/2011)............................................. 2011     51.84        55.98           0.00
                                                           2012     55.98        62.35           0.00
                                                           2013     62.35        82.23           0.00
                                                           2014     82.23        91.67           0.00

AT 2.05 SEPARATE ACCOUNT CHARGE:
--------------------------------
American Funds Global Small Capitalization Investment
  Division (Class 2) (10/7/2011).......................... 2011     22.02        22.68     125,594.59
                                                           2012     22.68        26.26     118,074.64
                                                           2013     26.26        33.00     107,201.32
                                                           2014     33.00        33.01      97,096.64

American Funds Growth-Income Investment Division
  (Class 2) (10/7/2011)................................... 2011     79.02        84.46      50,113.78
                                                           2012     84.46        97.21      42,161.36
                                                           2013     97.21       127.14      42,688.43
                                                           2014    127.14       137.81      51,423.38


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


                                                                  1.85 SEPARATE ACCOUNT CHARGE
                                                           -------------------------------------------
                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
AllianceBernstein Global Dynamic Allocation Investment
  Division (Class B) (10/7/2011).......................... 2011    $ 9.41       $ 9.70       8,434.07
                                                           2012      9.70        10.48      36,328.12
                                                           2013     10.48        11.44      37,078.47
                                                           2014     11.44        12.05      33,782.69

Allianz Global Investors Dynamic Multi-Asset Plus
  investment Division (Class B) (4/28/2014)............... 2014      0.99         1.03           0.00

American Funds(R) Balanced Allocation Investment Division
  (Class C) (10/7/2011)................................... 2011      9.00         9.38     107,643.05
                                                           2012      9.38        10.46      93,625.56
                                                           2013     10.46        12.17     102,691.85
                                                           2014     12.17        12.67     101,407.49

American Funds(R) Growth Allocation Investment Division
  (Class C) (10/7/2011)................................... 2011      8.25         8.69     227,683.77
                                                           2012      8.69         9.91     128,836.99
                                                           2013      9.91        12.17     125,164.05
                                                           2014     12.17        12.71     120,012.58

American Funds(R) Growth Investment Division (Class C)
  (10/7/2011)............................................. 2011      8.04         8.51       1,678.83
                                                           2012      8.51         9.81       1,306.89
                                                           2013      9.81        12.50       1,135.70
                                                           2014     12.50        13.28       1,029.50

American Funds(R) Moderate Allocation Investment Division
  (Class C) (10/7/2011)................................... 2011      9.51         9.84     147,367.31
                                                           2012      9.84        10.71     213,362.17
                                                           2013     10.71        11.94     249,483.31
                                                           2014     11.94        12.43     198,580.31

AQR Global Risk Balanced Investment Division (Class B)
  (10/7/2011)............................................. 2011     10.18        10.57      10,654.14
                                                           2012     10.57        11.47      39,211.34
                                                           2013     11.47        10.88      40,591.22
                                                           2014     10.88        11.10      40,042.72

Baillie Gifford International Stock Investment Division
  (Class B) (10/7/2011)................................... 2011      9.72         9.73      59,636.67
                                                           2012      9.73        11.40      57,539.03
                                                           2013     11.40        12.88      53,025.11
                                                           2014     12.88        12.22      50,568.75

Barclays Aggregate Bond Index Investment Division
  (Class B) (10/7/2011)................................... 2011     15.31        15.48     292,326.64
                                                           2012     15.48        15.74     293,949.03
                                                           2013     15.74        15.06     279,099.12
                                                           2014     15.06        15.60     243,446.04


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


                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
BlackRock Bond Income Investment Division (Class B)
  (10/7/2011).............................................. 2011   $ 48.04      $ 48.78      26,212.18
                                                            2012     48.78        51.37      26,074.81
                                                            2013     51.37        49.92      32,685.99
                                                            2014     49.92        52.34      30,114.27

BlackRock Capital Appreciation Investment Division
  (Class B) (10/7/2011).................................... 2011     25.28        26.27      56,007.83
                                                            2012     26.27        29.41      52,734.20
                                                            2013     29.41        38.67      51,250.94
                                                            2014     38.67        41.24      51,704.17

BlackRock Global Tactical Strategies Investment Division
  (Class B) (10/7/2011).................................... 2011      9.25         9.53       8,451.37
                                                            2012      9.53        10.21      28,540.25
                                                            2013     10.21        11.06      31,361.72
                                                            2014     11.06        11.50      27,373.49

BlackRock Large Cap Value Investment Division (Class B)
  (10/7/2011).............................................. 2011      9.65        10.63      96,897.27
                                                            2012     10.63        11.89      82,900.31
                                                            2013     11.89        15.38      79,654.05
                                                            2014     15.38        16.57      77,384.59

BlackRock Money Market Investment Division (Class B)
  (10/7/2011).............................................. 2011     20.29        20.21      15,023.94
                                                            2012     20.21        19.83      19,766.44
                                                            2013     19.83        19.47      19,316.56
                                                            2014     19.47        19.11      17,272.15

Clarion Global Real Estate Investment Division (Class B)
  (10/7/2011).............................................. 2011     12.03        12.82     149,165.50
                                                            2012     12.82        15.86     146,882.24
                                                            2013     15.86        16.12     134,540.85
                                                            2014     16.12        17.92     122,584.89

ClearBridge Aggressive Growth Investment Division
  (Class B) (10/7/2011).................................... 2011      6.75         7.32      59,353.57
                                                            2012      7.32         8.52      55,868.42
                                                            2013      8.52        12.18      73,458.68
                                                            2014     12.18        14.21     161,178.39

ClearBridge Aggressive Growth Investment Division
  (formerly ClearBridge Aggressive Growth II Investment
  Division and before that Janus Forty Investment Division
  (Class B)) (10/7/2011)................................... 2011    119.70       123.97      11,927.68
                                                            2012    123.97       149.09      12,613.41
                                                            2013    149.09       188.48      11,531.14
                                                            2014    188.48       195.99           0.00


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


                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
Frontier Mid Cap Growth Investment Division (Class B)
  (10/7/2011).............................................. 2011    $35.90       $38.51      13,552.42
                                                            2012     38.51        41.84      13,915.50
                                                            2013     41.84        54.40      12,698.09
                                                            2014     54.40        59.21      12,023.96

Harris Oakmark International Investment Division (Class B)
  (10/7/2011).............................................. 2011     16.09        16.10     102,662.39
                                                            2012     16.10        20.43      94,226.71
                                                            2013     20.43        26.17      90,434.52
                                                            2014     26.17        24.21      89,997.29

Invesco Balanced-Risk Allocation Investment Division
  (Class B) (4/30/2012).................................... 2012      1.01         1.04      65,357.54
                                                            2013      1.04         1.04     154,387.27
                                                            2014      1.04         1.08     190,261.19

Invesco Mid Cap Value Investment Division (Class B)
  (formerly Lord Abbett Mid Cap Value Investment Division
  (Class B)) (10/7/2011)................................... 2011     19.58        21.69     114,900.12
                                                            2012     21.69        23.95           0.00

Invesco Mid Cap Value Investment Division (formerly Lord
  Abbett Mid Cap Value Investment Division (Class B))...... 2012     23.83        24.42      99,368.27
                                                            2013     24.42        31.24      88,584.76
                                                            2014     31.24        33.63      86,358.64

Invesco Small Cap Growth Investment Division (Class B)
  (10/7/2011).............................................. 2011     13.63        14.81       5,897.91
                                                            2012     14.81        17.19      10,910.86
                                                            2013     17.19        23.66      14,017.03
                                                            2014     23.66        25.06      12,717.74

Jennison Growth Investment Division (Class B)
  (10/7/2011).............................................. 2011      4.62         4.81     145,128.63
                                                            2012      4.81         5.45     223,064.91
                                                            2013      5.45         7.32     194,249.24
                                                            2014      7.32         7.81     183,490.96

Jennison Growth Investment Division (Class B) (formerly
  Oppenheimer Capital Appreciation Investment Division
  (Class B)) (10/7/2011)................................... 2011      7.31         7.78      61,198.61
                                                            2012      7.78         8.74           0.00

JPMorgan Core Bond Investment Division (Class B)
  (4/29/2013).............................................. 2013     10.98        10.41       1,613.15
                                                            2014     10.41        10.74       4,469.48

JPMorgan Core Bond Investment Division (Class B)
  (formerly American Funds(R) Bond Investment Division
  (Class C)) (10/7/2011)................................... 2011     10.49        10.62       1,048.32
                                                            2012     10.62        10.94       1,049.92
                                                            2013     10.94        10.91           0.00

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
JPMorgan Global Active Allocation Investment Division
  (Class B) (4/30/2012)..................................... 2012    $ 1.01       $ 1.04     273,154.35
                                                             2013      1.04         1.14     279,535.64
                                                             2014      1.14         1.19     359,246.17

JPMorgan Small Cap Value Investment Division (Class B)
  (10/7/2011)............................................... 2011     11.37        12.60         977.72
                                                             2012     12.60        14.27         971.67
                                                             2013     14.27        18.62         905.11
                                                             2014     18.62        19.08         997.17

Loomis Sayles Global Markets Investment Division (Class B)
  (10/7/2011)............................................... 2011     11.71        12.35       1,344.27
                                                             2012     12.35        14.17       1,049.77
                                                             2013     14.17        16.30      26,218.96
                                                             2014     16.30        16.55      24,495.57

Loomis Sayles Global Markets Investment Division (Class B)
  (formerly Met/Franklin Income Investment Division
  (Class B)) (10/7/2011).................................... 2011     10.27        10.99      51,071.83
                                                             2012     10.99        12.14      28,965.53
                                                             2013     12.14        12.65           0.00

Loomis Sayles Small Cap Core Investment Division (Class B)
  (10/7/2011)............................................... 2011     29.05        32.65      19,405.16
                                                             2012     32.65        36.62      15,491.86
                                                             2013     36.62        50.58      19,129.27
                                                             2014     50.58        51.39      18,790.82

Lord Abbett Bond Debenture Investment Division (Class B)
  (10/7/2011)............................................... 2011     21.05        22.26      58,326.73
                                                             2012     22.26        24.68      50,135.02
                                                             2013     24.68        26.16      44,303.48
                                                             2014     26.16        26.92      51,555.69

Met/Artisan Mid Cap Value Investment Division (Class B)
  (10/7/2011)............................................... 2011     26.34        28.96      28,001.57
                                                             2012     28.96        31.71      27,528.89
                                                             2013     31.71        42.50      26,511.71
                                                             2014     42.50        42.42      23,985.78

Met/Dimensional International Small Company Investment
  Division (Class B) (10/7/2011)............................ 2011     14.03        14.03         856.44
                                                             2012     14.03        16.24         863.70
                                                             2013     16.24        20.35         964.82
                                                             2014     20.35        18.64         935.41

Met/Eaton Vance Floating Rate Investment Division (Class B)
  (10/7/2011)............................................... 2011      9.94        10.20           0.00
                                                             2012     10.20        10.75           0.00
                                                             2013     10.75        10.96         237.38
                                                             2014     10.96        10.83         177.10


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


                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
Met/Franklin Low Duration Total Return Investment Division
  (Class B) (10/7/2011).................................... 2011    $ 9.69       $ 9.73           0.00
                                                            2012      9.73         9.97         205.51
                                                            2013      9.97         9.90         992.86
                                                            2014      9.90         9.83       3,311.41

Met/Templeton International Bond Investment Division
  (Class B) (10/7/2011).................................... 2011     11.81        11.84           0.00
                                                            2012     11.84        13.29           0.00
                                                            2013     13.29        13.18           0.00
                                                            2014     13.18        13.08           0.00

MetLife Asset Allocation 100 Investment Division (formerly
  MetLife Aggressive Strategy Investment Division
  (Class B)) (10/7/2011)................................... 2011      9.53        10.10      39,482.38
                                                            2012     10.10        11.58      72,090.65
                                                            2013     11.58        14.72      44,494.09
                                                            2014     14.72        15.18      28,881.04

MetLife Asset Allocation 20 Investment Division (formerly
  MetLife Conservative Allocation Investment Division
  (Class B)) (10/7/2011)................................... 2011     11.87        12.15     247,274.72
                                                            2012     12.15        13.03     242,659.02
                                                            2013     13.03        13.33     203,826.24
                                                            2014     13.33        13.68     147,937.44

MetLife Asset Allocation 40 Investment Division (formerly
  MetLife Conservative to Moderate Allocation Investment
  Division (Class B)) (10/7/2011).......................... 2011     11.37        11.76     689,434.95
                                                            2012     11.76        12.86     593,410.80
                                                            2013     12.86        14.01     556,247.17
                                                            2014     14.01        14.43     572,208.09

MetLife Asset Allocation 60 Investment Division (formerly
  MetLife Moderate Allocation Investment Division
  (Class B)) (10/7/2011)................................... 2011     10.82        11.28     790,039.66
                                                            2012     11.28        12.53     727,626.16
                                                            2013     12.53        14.52     711,546.34
                                                            2014     14.52        14.97     669,450.61

MetLife Asset Allocation 80 Investment Division (formerly
  MetLife Growth Strategy Investment Division (Class B)
  and before that Met/Franklin Templeton Founding Strategy
  Investment Division (Class B)) (10/7/2011)............... 2011      8.64         9.21      39,217.91
                                                            2012      9.21        10.50      24,558.71
                                                            2013     10.50        11.29           0.00

MetLife Asset Allocation 80 Investment Division (formerly
  MetLife Growth Strategy Investment Division (Class B))
  (4/29/2013).............................................. 2013     11.36        12.92      17,107.02
                                                            2014     12.92        12.85           0.00


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


                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
MetLife Asset Allocation 80 Investment Division (formerly
  MetLife Moderate to Aggressive Allocation Investment
  Division (Class B)) (10/7/2011)........................... 2011    $10.19       $10.73     607,712.81
                                                             2012     10.73        12.16     556,135.75
                                                             2013     12.16        14.83     569,978.87
                                                             2014     14.83        15.32     540,955.10

MetLife Balanced Plus Investment Division (Class B)
  (10/7/2011)............................................... 2011      9.17         9.35      16,926.86
                                                             2012      9.35        10.38      37,065.88
                                                             2013     10.38        11.66      48,363.40
                                                             2014     11.66        12.55      80,075.64

MetLife Mid Cap Stock Index Investment Division (Class B)
  (10/7/2011)............................................... 2011     14.51        15.93      92,308.98
                                                             2012     15.93        18.35      90,581.77
                                                             2013     18.35        23.93      87,357.38
                                                             2014     23.93        25.66      80,729.51

MetLife Multi-Index Targeted Risk Investment Division
  (Class B) (11/12/2012).................................... 2012      0.98         1.01           0.00
                                                             2013      1.01         1.12      18,031.07
                                                             2014      1.12         1.20     105,147.77

MetLife Stock Index Investment Division (Class B)
  (10/7/2011)............................................... 2011     32.22        35.06     171,126.61
                                                             2012     35.06        39.72     159,216.78
                                                             2013     39.72        51.35     139,541.77
                                                             2014     51.35        57.02     114,775.88

MFS(R) Emerging Markets Equity Investment Division
  (Class B) (10/7/2011)..................................... 2011      9.54         9.82       2,908.46
                                                             2012      9.82        11.46       2,799.03
                                                             2013     11.46        10.69       2,974.15
                                                             2014     10.69         9.81       4,051.67

MFS(R) Research International Investment Division (Class B)
  (10/7/2011)............................................... 2011     11.99        12.16      62,231.60
                                                             2012     12.16        13.93      53,131.96
                                                             2013     13.93        16.31      48,623.59
                                                             2014     16.31        14.90      42,144.23

MFS(R) Total Return Investment Division (Class B)
  (10/7/2011)............................................... 2011     37.90        40.06      30,280.10
                                                             2012     40.06        43.76      22,203.89
                                                             2013     43.76        51.00      21,206.04
                                                             2014     51.00        54.25      19,940.58

MFS(R) Value Investment Division (Class B) (10/7/2011)...... 2011     10.21        11.13      83,615.84
                                                             2012     11.13        12.71      77,151.18
                                                             2013     12.71        16.89      88,867.08
                                                             2014     16.89        18.33      81,844.41


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


                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
MFS(R) Value Investment Division (Class B) (formerly Met/
  Franklin Mutual Shares Investment Division (Class B))
  (10/7/2011)............................................ 2011    $ 7.91       $ 8.58      12,112.32
                                                          2012      8.58         9.59       6,355.73
                                                          2013      9.59        10.49           0.00

Morgan Stanley Mid Cap Growth Investment Division
  (Class B) (10/7/2011).................................. 2011     12.65        12.83      34,027.59
                                                          2012     12.83        13.77      31,315.94
                                                          2013     13.77        18.79      27,268.46
                                                          2014     18.79        18.63      23,581.57

MSCI EAFE(R) Index Investment Division (Class B)
  (10/7/2011)............................................ 2011     10.30        10.40     180,398.85
                                                          2012     10.40        12.05     176,968.06
                                                          2013     12.05        14.37     136,873.24
                                                          2014     14.37        13.22     129,600.27

Neuberger Berman Genesis Investment Division (Class B)
  (10/7/2011)............................................ 2011     14.65        16.14      64,459.75
                                                          2012     16.14        17.38      60,626.93
                                                          2013     17.38        23.58      57,320.15
                                                          2014     23.58        23.08      55,376.06

Neuberger Berman Genesis Investment Division (Class B)
  (formerly MLA Mid Cap Investment Division (Class B))
  (10/7/2011)............................................ 2011     12.74        13.90      15,243.07
                                                          2012     13.90        14.37      12,198.72
                                                          2013     14.37        15.56           0.00

Oppenheimer Global Equity Investment Division (Class B)
  (10/7/2011)............................................ 2011     15.31        15.78      60,874.45
                                                          2012     15.78        18.77      57,462.68
                                                          2013     18.77        23.42      56,332.95
                                                          2014     23.42        23.49      53,468.30

Oppenheimer Global Equity Investment Division (Class B)
  (formerly Met/Templeton Growth Investment Division
  (Class B)) (10/7/2011)................................. 2011      7.88         8.23       3,156.99
                                                          2012      8.23         9.88       1,369.79
                                                          2013      9.88        10.48           0.00

PanAgora Global Diversified Risk Investment Division
  (Class B) (4/28/2014).................................. 2014      0.99         1.03      54,517.11

PIMCO Inflation Protected Bond Investment Division
  (Class B) (10/7/2011).................................. 2011     14.26        14.52     190,819.19
                                                          2012     14.52        15.55     228,919.55
                                                          2013     15.55        13.85     183,200.40
                                                          2014     13.85        13.99     154,952.21

PIMCO Total Return Investment Division (Class B)
  (10/7/2011)............................................ 2011     15.53        15.87     168,837.45
                                                          2012     15.87        17.02     179,548.12
                                                          2013     17.02        16.39     151,516.07
                                                          2014     16.39        16.76     132,518.39


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


                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
Pioneer Strategic Income Investment Division (Class E)
  (10/7/2011).............................................. 2011    $23.00       $23.55       2,399.47
                                                            2012     23.55        25.77       2,353.19
                                                            2013     25.77        25.65       2,467.63
                                                            2014     25.65        26.30       2,451.46

Pyramis(R) Government Income Investment Division (Class B)
  (10/7/2011).............................................. 2011     10.59        10.72       2,190.56
                                                            2012     10.72        10.85       9,190.40
                                                            2013     10.85        10.17       7,444.31
                                                            2014     10.17        10.74       8,952.73

Pyramis(R) Managed Risk Investment Division (Class B)
  (4/29/2013).............................................. 2013     10.21        10.71           0.00
                                                            2014     10.71        11.43       5,031.27

Russell 2000(R) Index Investment Division (Class B)
  (10/7/2011).............................................. 2011     14.23        16.04      63,260.44
                                                            2012     16.04        18.27      61,719.12
                                                            2013     18.27        24.79      50,881.97
                                                            2014     24.79        25.49      47,558.61

Schroders Global Multi-Asset Investment Division (Class B)
  (4/30/2012).............................................. 2012      1.01         1.06      35,337.19
                                                            2013      1.06         1.15      55,458.31
                                                            2014      1.15         1.21     102,806.40

SSgA Growth and Income ETF Investment Division (Class B)
  (10/7/2011).............................................. 2011     10.71        11.31      64,333.23
                                                            2012     11.31        12.53      74,835.87
                                                            2013     12.53        13.90      78,621.84
                                                            2014     13.90        14.43      61,527.31

SSgA Growth ETF Investment Division (Class B)
  (10/7/2011).............................................. 2011      9.95        10.56      30,414.23
                                                            2012     10.56        11.93      40,538.00
                                                            2013     11.93        13.82      35,136.81
                                                            2014     13.82        14.30      89,460.69

T. Rowe Price Large Cap Growth Investment Division
  (Class B)................................................ 2013     16.31        20.54      86,860.56
                                                            2014     20.54        21.94      86,013.48

T. Rowe Price Large Cap Growth Investment Division
  (Class B) (formerly RCM Technology Investment Division
  (Class B)) (10/7/2011)................................... 2011      5.82         5.85     150,354.41
                                                            2012      5.85         6.44     141,684.60
                                                            2013      6.44         6.72           0.00

T. Rowe Price Mid Cap Growth Investment Division
  (Class B) (10/7/2011).................................... 2011      9.02         9.68     118,556.02
                                                            2012      9.68        10.80     117,483.43
                                                            2013     10.80        14.48     109,934.09
                                                            2014     14.48        16.03     106,590.46


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


                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
T. Rowe Price Small Cap Growth Investment Division
  (Class B) (10/7/2011)................................... 2011   $ 15.22      $ 16.96      46,691.58
                                                           2012     16.96        19.30      34,418.58
                                                           2013     19.30        27.32      34,392.47
                                                           2014     27.32        28.60      27,404.68

Van Eck Global Natural Resources Investment Division
  (Class B) (10/7/2011)................................... 2011     14.61        15.24         168.86
                                                           2012     15.24        15.34         173.06
                                                           2013     15.34        16.68         171.26
                                                           2014     16.68        13.29         173.61

Western Asset Management U.S. Government Investment
  Division (Class B) (10/7/2011).......................... 2011     16.61        16.69      73,064.82
                                                           2012     16.69        16.88      64,171.13
                                                           2013     16.88        16.42      60,914.13
                                                           2014     16.42        16.53      55,951.95

WMC Core Equity Opportunities Investment Division
  (formerly Davis Venture Value Investment Division
  (Class B)) (10/7/2011).................................. 2011     26.37        28.83      82,194.53
                                                           2012     28.83        31.87      73,473.62
                                                           2013     31.87        41.72      65,551.07
                                                           2014     41.72        45.20      57,204.83

WMC Large Cap Research Investment Division (formerly
  BlackRock Large Cap Core Investment Division (Class B))
  (10/7/2011)............................................. 2011     51.12        55.18      16,081.92
                                                           2012     55.18        61.43      13,953.73
                                                           2013     61.43        80.98      13,188.78
                                                           2014     80.98        90.24      11,552.34

AT 2.10 SEPARATE ACCOUNT CHARGE:
--------------------------------
American Funds Global Small Capitalization Investment
  Division (Class 2) (10/7/2011).......................... 2011     21.87        22.52     123,236.33
                                                           2012     22.52        26.06     116,237.38
                                                           2013     26.06        32.74     107,648.54
                                                           2014     32.74        32.74     101,996.41

American Funds Growth-Income Investment Division
  (Class 2) (10/7/2011)................................... 2011     77.94        83.29      43,369.33
                                                           2012     83.29        95.81      38,636.02
                                                           2013     95.81       125.25      37,281.61
                                                           2014    125.25       135.69      33,099.00

                                                                  1.90 SEPARATE ACCOUNT CHARGE
                                                           -------------------------------------------
                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
AllianceBernstein Global Dynamic Allocation Investment
  Division (Class B) (10/7/2011).......................... 2011    $ 9.41       $ 9.70           0.00
                                                           2012      9.70        10.47      10,196.92
                                                           2013     10.47        11.42       8,736.47
                                                           2014     11.42        12.03           0.00

Allianz Global Investors Dynamic Multi-Asset Plus
  investment Division (Class B) (4/28/2014)............... 2014      0.99         1.03           0.00

American Funds(R) Balanced Allocation Investment Division
  (Class C) (10/7/2011)................................... 2011      8.99         9.37      17,918.22
                                                           2012      9.37        10.43      11,635.74
                                                           2013     10.43        12.13           0.00
                                                           2014     12.13        12.63         267.54

American Funds(R) Growth Allocation Investment Division
  (Class C) (10/7/2011)................................... 2011      8.24         8.67     222,613.88
                                                           2012      8.67         9.88     236,996.52
                                                           2013      9.88        12.13     222,655.78
                                                           2014     12.13        12.66     208,116.97

American Funds(R) Growth Investment Division (Class C)
  (10/7/2011)............................................. 2011      8.02         8.50           0.00
                                                           2012      8.50         9.79           0.00
                                                           2013      9.79        12.46           0.00
                                                           2014     12.46        13.23           0.00

American Funds(R) Moderate Allocation Investment Division
  (Class C) (10/7/2011)................................... 2011      9.50         9.83     119,127.37
                                                           2012      9.83        10.69     110,369.55
                                                           2013     10.69        11.90      59,694.33
                                                           2014     11.90        12.39      50,579.20

AQR Global Risk Balanced Investment Division (Class B)
  (10/7/2011)............................................. 2011     10.17        10.56           0.00
                                                           2012     10.56        11.46      48,698.79
                                                           2013     11.46        10.86      35,322.11
                                                           2014     10.86        11.08       6,320.54

Baillie Gifford International Stock Investment Division
  (Class B) (10/7/2011)................................... 2011      9.62         9.63      41,408.02
                                                           2012      9.63        11.27      32,784.65
                                                           2013     11.27        12.74      13,038.35
                                                           2014     12.74        12.08       3,860.96

Barclays Aggregate Bond Index Investment Division
  (Class B) (10/7/2011)................................... 2011     15.21        15.38     425,655.66
                                                           2012     15.38        15.63     238,730.78
                                                           2013     15.63        14.95     137,346.23
                                                           2014     14.95        15.47      56,859.53


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


                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
BlackRock Bond Income Investment Division (Class B)
  (10/7/2011).............................................. 2011   $ 47.37      $ 48.09     21,184.14
                                                            2012     48.09        50.62      9,938.75
                                                            2013     50.62        49.17      4,670.28
                                                            2014     49.17        51.53      3,649.51

BlackRock Capital Appreciation Investment Division
  (Class B) (10/7/2011).................................... 2011     25.07        26.04     19,213.45
                                                            2012     26.04        29.15     16,291.91
                                                            2013     29.15        38.30      9,568.80
                                                            2014     38.30        40.82      6,676.75

BlackRock Global Tactical Strategies Investment Division
  (Class B) (10/7/2011).................................... 2011      9.25         9.53          0.00
                                                            2012      9.53        10.21      1,001.18
                                                            2013     10.21        11.05      5,327.80
                                                            2014     11.05        11.48     27,050.70

BlackRock Large Cap Value Investment Division (Class B)
  (10/7/2011).............................................. 2011      9.60        10.58     53,100.64
                                                            2012     10.58        11.83     35,516.80
                                                            2013     11.83        15.29     10,577.05
                                                            2014     15.29        16.46      4,030.50

BlackRock Money Market Investment Division (Class B)
  (10/7/2011).............................................. 2011     20.01        19.92     91,698.99
                                                            2012     19.92        19.54     40,429.33
                                                            2013     19.54        19.18     29,766.69
                                                            2014     19.18        18.82     14,820.31

Clarion Global Real Estate Investment Division (Class B)
  (10/7/2011).............................................. 2011     11.99        12.77     97,804.00
                                                            2012     12.77        15.79     56,685.05
                                                            2013     15.79        16.04     18,095.58
                                                            2014     16.04        17.83      7,859.36

ClearBridge Aggressive Growth Investment Division
  (Class B) (10/7/2011).................................... 2011      6.72         7.28     32,838.09
                                                            2012      7.28         8.47     22,047.84
                                                            2013      8.47        12.10      6,392.41
                                                            2014     12.10        14.11     48,961.90

ClearBridge Aggressive Growth Investment Division
  (formerly ClearBridge Aggressive Growth II Investment
  Division and before that Janus Forty Investment Division
  (Class B)) (10/7/2011)................................... 2011    117.94       122.14     12,544.74
                                                            2012    122.14       146.81      8,229.45
                                                            2013    146.81       185.51      5,146.69
                                                            2014    185.51       192.87          0.00

Frontier Mid Cap Growth Investment Division (Class B)
  (10/7/2011).............................................. 2011     35.48        38.05     14,094.02
                                                            2012     38.05        41.33      8,984.42
                                                            2013     41.33        53.70      4,311.27
                                                            2014     53.70        58.42      3,442.69


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


                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
Harris Oakmark International Investment Division (Class B)
  (10/7/2011).............................................. 2011    $16.01       $16.02      93,815.40
                                                            2012     16.02        20.32      71,549.45
                                                            2013     20.32        26.02      29,524.48
                                                            2014     26.02        24.05      13,695.59

Invesco Balanced-Risk Allocation Investment Division
  (Class B) (4/30/2012).................................... 2012      1.01         1.04     169,199.75
                                                            2013      1.04         1.04     132,514.14
                                                            2014      1.04         1.08      49,533.39

Invesco Mid Cap Value Investment Division (Class B)
  (formerly Lord Abbett Mid Cap Value Investment Division
  (Class B)) (10/7/2011)................................... 2011     19.45        21.54      68,129.20
                                                            2012     21.54        23.79           0.00

Invesco Mid Cap Value Investment Division (formerly Lord
  Abbett Mid Cap Value Investment Division (Class B))...... 2012     23.67        24.25      35,530.37
                                                            2013     24.25        31.01      12,864.38
                                                            2014     31.01        33.36       4,214.84

Invesco Small Cap Growth Investment Division (Class B)
  (10/7/2011).............................................. 2011     13.56        14.73       7,758.67
                                                            2012     14.73        17.09       6,398.56
                                                            2013     17.09        23.51          37.85
                                                            2014     23.51        24.89           0.00

Jennison Growth Investment Division (Class B)
  (10/7/2011).............................................. 2011      4.59         4.78     104,116.98
                                                            2012      4.78         5.42     129,986.73
                                                            2013      5.42         7.27      53,842.70
                                                            2014      7.27         7.76      18,050.81

Jennison Growth Investment Division (Class B) (formerly
  Oppenheimer Capital Appreciation Investment Division
  (Class B)) (10/7/2011)................................... 2011      7.27         7.74      52,590.38
                                                            2012      7.74         8.69           0.00

JPMorgan Core Bond Investment Division (Class B)
  (4/29/2013).............................................. 2013     10.95        10.38           0.00
                                                            2014     10.38        10.70           0.00

JPMorgan Core Bond Investment Division (Class B)
  (formerly American Funds(R) Bond Investment Division
  (Class C)) (10/7/2011)................................... 2011     10.47        10.60           0.00
                                                            2012     10.60        10.91           0.00
                                                            2013     10.91        10.88           0.00

JPMorgan Global Active Allocation Investment Division
  (Class B) (4/30/2012).................................... 2012      1.01         1.04     129,992.62
                                                            2013      1.04         1.13      45,293.03
                                                            2014      1.13         1.19           0.00

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
JPMorgan Small Cap Value Investment Division (Class B)
  (10/7/2011)............................................... 2011    $11.33       $12.56          0.00
                                                             2012     12.56        14.22          0.00
                                                             2013     14.22        18.54          0.00
                                                             2014     18.54        18.99          0.00

Loomis Sayles Global Markets Investment Division (Class B)
  (10/7/2011)............................................... 2011     11.68        12.31          0.00
                                                             2012     12.31        14.12          0.00
                                                             2013     14.12        16.23      7,771.43
                                                             2014     16.23        16.48      3,260.38

Loomis Sayles Global Markets Investment Division (Class B)
  (formerly Met/Franklin Income Investment Division
  (Class B)) (10/7/2011).................................... 2011     10.26        10.97     17,328.70
                                                             2012     10.97        12.11      9,769.16
                                                             2013     12.11        12.62          0.00

Loomis Sayles Small Cap Core Investment Division (Class B)
  (10/7/2011)............................................... 2011     28.80        32.36     15,495.21
                                                             2012     32.36        36.28     10,413.51
                                                             2013     36.28        50.09      3,461.91
                                                             2014     50.09        50.87      1,492.05

Lord Abbett Bond Debenture Investment Division (Class B)
  (10/7/2011)............................................... 2011     20.89        22.09     75,538.38
                                                             2012     22.09        24.48     59,428.51
                                                             2013     24.48        25.93     14,121.56
                                                             2014     25.93        26.67      4,175.70

Met/Artisan Mid Cap Value Investment Division (Class B)
  (10/7/2011)............................................... 2011     26.09        28.69     10,591.13
                                                             2012     28.69        31.40      5,893.26
                                                             2013     31.40        42.06      3,013.17
                                                             2014     42.06        41.96        593.66

Met/Dimensional International Small Company Investment
  Division (Class B) (10/7/2011)............................ 2011     14.01        14.01          0.00
                                                             2012     14.01        16.21          0.00
                                                             2013     16.21        20.30          0.00
                                                             2014     20.30        18.58          0.00

Met/Eaton Vance Floating Rate Investment Division (Class B)
  (10/7/2011)............................................... 2011      9.93        10.19          0.00
                                                             2012     10.19        10.73          0.00
                                                             2013     10.73        10.94          0.00
                                                             2014     10.94        10.81          0.00

Met/Franklin Low Duration Total Return Investment Division
  (Class B) (10/7/2011)..................................... 2011      9.69         9.73          0.00
                                                             2012      9.73         9.96        718.70
                                                             2013      9.96         9.89        717.18
                                                             2014      9.89         9.81      1,056.05

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
Met/Templeton International Bond Investment Division
  (Class B) (10/7/2011).................................... 2011    $11.80       $11.83            0.00
                                                            2012     11.83        13.26            0.00
                                                            2013     13.26        13.15            0.00
                                                            2014     13.15        13.05            0.00

MetLife Asset Allocation 100 Investment Division (formerly
  MetLife Aggressive Strategy Investment Division
  (Class B)) (10/7/2011)................................... 2011      9.50        10.07       30,722.28
                                                            2012     10.07        11.53        4,375.56
                                                            2013     11.53        14.65        1,832.40
                                                            2014     14.65        15.11            0.00

MetLife Asset Allocation 20 Investment Division (formerly
  MetLife Conservative Allocation Investment Division
  (Class B)) (10/7/2011)................................... 2011     11.83        12.11      238,437.67
                                                            2012     12.11        12.98      222,599.53
                                                            2013     12.98        13.28      203,454.69
                                                            2014     13.28        13.61       69,497.59

MetLife Asset Allocation 40 Investment Division (formerly
  MetLife Conservative to Moderate Allocation Investment
  Division (Class B)) (10/7/2011).......................... 2011     11.34        11.72      376,381.65
                                                            2012     11.72        12.81      345,071.47
                                                            2013     12.81        13.95      234,383.72
                                                            2014     13.95        14.36       72,723.03

MetLife Asset Allocation 60 Investment Division (formerly
  MetLife Moderate Allocation Investment Division
  (Class B)) (10/7/2011)................................... 2011     10.78        11.24      957,458.28
                                                            2012     11.24        12.49      792,478.32
                                                            2013     12.49        14.45      605,239.73
                                                            2014     14.45        14.90      278,323.90

MetLife Asset Allocation 80 Investment Division (formerly
  MetLife Growth Strategy Investment Division (Class B)
  and before that Met/Franklin Templeton Founding
  Strategy Investment Division (Class B)) (10/7/2011)...... 2011      8.63         9.20       22,126.52
                                                            2012      9.20        10.48       22,317.25
                                                            2013     10.48        11.26            0.00

MetLife Asset Allocation 80 Investment Division (formerly
  MetLife Growth Strategy Investment Division (Class B))
  (4/29/2013).............................................. 2013     11.34        12.88       22,145.67
                                                            2014     12.88        12.81            0.00

MetLife Asset Allocation 80 Investment Division (formerly
  MetLife Moderate to Aggressive Allocation Investment
  Division (Class B)) (10/7/2011).......................... 2011     10.16        10.70    1,316,678.75
                                                            2012     10.70        12.11    1,113,869.50
                                                            2013     12.11        14.77      844,624.06
                                                            2014     14.77        15.25      342,979.57

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
MetLife Balanced Plus Investment Division (Class B)
  (10/7/2011)............................................... 2011    $ 9.17       $ 9.35           0.00
                                                             2012      9.35        10.37       6,319.06
                                                             2013     10.37        11.64      16,703.63
                                                             2014     11.64        12.52           0.00

MetLife Mid Cap Stock Index Investment Division (Class B)
  (10/7/2011)............................................... 2011     14.42        15.84     113,987.33
                                                             2012     15.84        18.24      74,476.81
                                                             2013     18.24        23.77      28,508.31
                                                             2014     23.77        25.48      16,574.51

MetLife Multi-Index Targeted Risk Investment Division
  (Class B) (11/12/2012).................................... 2012      0.98         1.01           0.00
                                                             2013      1.01         1.12      29,655.99
                                                             2014      1.12         1.20      11,394.19

MetLife Stock Index Investment Division (Class B)
  (10/7/2011)............................................... 2011     31.88        34.68     308,103.12
                                                             2012     34.68        39.27     177,531.71
                                                             2013     39.27        50.75      82,218.37
                                                             2014     50.75        56.32      35,446.70

MFS(R) Emerging Markets Equity Investment Division
  (Class B) (10/7/2011)..................................... 2011      9.52         9.79           0.00
                                                             2012      9.79        11.42           0.00
                                                             2013     11.42        10.65           0.00
                                                             2014     10.65         9.77           0.00

MFS(R) Research International Investment Division (Class B)
  (10/7/2011)............................................... 2011     11.93        12.09      64,875.97
                                                             2012     12.09        13.85      42,370.42
                                                             2013     13.85        16.20      25,939.86
                                                             2014     16.20        14.79       9,847.65

MFS(R) Total Return Investment Division (Class B)
  (10/7/2011)............................................... 2011     37.44        39.56      12,485.29
                                                             2012     39.56        43.21       7,634.49
                                                             2013     43.21        50.32       7,742.99
                                                             2014     50.32        53.50       2,998.77

MFS(R) Value Investment Division (Class B) (10/7/2011)...... 2011     10.14        11.06      56,589.83
                                                             2012     11.06        12.62      19,778.13
                                                             2013     12.62        16.76      18,173.68
                                                             2014     16.76        18.18       8,376.83

MFS(R) Value Investment Division (Class B) (formerly Met/
  Franklin Mutual Shares Investment Division (Class B))
  (10/7/2011)............................................... 2011      7.90         8.56       7,339.09
                                                             2012      8.56         9.57       4,259.23
                                                             2013      9.57        10.47           0.00

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Morgan Stanley Mid Cap Growth Investment Division
  (Class B) (10/7/2011)................................. 2011    $12.56       $12.74      28,497.50
                                                         2012     12.74        13.66      24,455.64
                                                         2013     13.66        18.63       4,985.15
                                                         2014     18.63        18.47       1,920.59

MSCI EAFE(R) Index Investment Division (Class B)
  (10/7/2011)........................................... 2011     10.23        10.33     287,636.39
                                                         2012     10.33        11.96     180,283.34
                                                         2013     11.96        14.26      90,225.56
                                                         2014     14.26        13.12      32,286.79

Neuberger Berman Genesis Investment Division (Class B)
  (10/7/2011)........................................... 2011     14.56        16.04      37,288.47
                                                         2012     16.04        17.27      17,454.71
                                                         2013     17.27        23.42       9,922.36
                                                         2014     23.42        22.91       1,476.33

Neuberger Berman Genesis Investment Division (Class B)
  (formerly MLA Mid Cap Investment Division (Class B))
  (10/7/2011)........................................... 2011     12.68        13.83      12,222.24
                                                         2012     13.83        14.29       7,105.46
                                                         2013     14.29        15.47           0.00

Oppenheimer Global Equity Investment Division (Class B)
  (10/7/2011)........................................... 2011     15.20        15.66      54,762.86
                                                         2012     15.66        18.62      25,314.02
                                                         2013     18.62        23.23       6,568.96
                                                         2014     23.23        23.28       2,933.58

Oppenheimer Global Equity Investment Division (Class B)
  (formerly Met/Templeton Growth Investment Division
  (Class B)) (10/7/2011)................................ 2011      7.87         8.22       2,064.61
                                                         2012      8.22         9.85         914.81
                                                         2013      9.85        10.46           0.00

PanAgora Global Diversified Risk Investment Division
  (Class B) (4/28/2014)................................. 2014      0.99         1.03           0.00

PIMCO Inflation Protected Bond Investment Division
  (Class B) (10/7/2011)................................. 2011     14.20        14.45      93,195.87
                                                         2012     14.45        15.47      81,499.24
                                                         2013     15.47        13.77      35,222.21
                                                         2014     13.77        13.91      19,188.81

PIMCO Total Return Investment Division (Class B)
  (10/7/2011)........................................... 2011     15.45        15.78     215,060.45
                                                         2012     15.78        16.92     116,709.73
                                                         2013     16.92        16.28      38,809.98
                                                         2014     16.28        16.64      16,577.26

Pioneer Strategic Income Investment Division (Class E)
  (10/7/2011)........................................... 2011     22.80        23.35           0.00
                                                         2012     23.35        25.53           0.00
                                                         2013     25.53        25.40           0.00
                                                         2014     25.40        26.03           0.00

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
Pyramis(R) Government Income Investment Division (Class B)
  (10/7/2011).............................................. 2011    $10.59       $10.71           0.00
                                                            2012     10.71        10.84      15,793.58
                                                            2013     10.84        10.16           0.00
                                                            2014     10.16        10.72           0.00

Pyramis(R) Managed Risk Investment Division (Class B)
  (4/29/2013).............................................. 2013     10.21        10.71       3,111.23
                                                            2014     10.71        11.42           0.00

Russell 2000(R) Index Investment Division (Class B)
  (10/7/2011).............................................. 2011     14.14        15.93      68,344.22
                                                            2012     15.93        18.14      44,442.72
                                                            2013     18.14        24.60      16,265.16
                                                            2014     24.60        25.29      10,553.14

Schroders Global Multi-Asset Investment Division (Class B)
  (4/30/2012).............................................. 2012      1.01         1.06      78,452.00
                                                            2013      1.06         1.15      60,275.52
                                                            2014      1.15         1.21       9,748.42

SSgA Growth and Income ETF Investment Division (Class B)
  (10/7/2011).............................................. 2011     10.68        11.28      74,525.86
                                                            2012     11.28        12.49      68,749.30
                                                            2013     12.49        13.84      33,071.05
                                                            2014     13.84        14.37           0.00

SSgA Growth ETF Investment Division (Class B)
  (10/7/2011).............................................. 2011      9.92        10.53       4,090.64
                                                            2012     10.53        11.88       3,853.07
                                                            2013     11.88        13.77       3,645.54
                                                            2014     13.77        14.23       3,441.11

T. Rowe Price Large Cap Growth Investment Division
  (Class B)................................................ 2013     16.20        20.38      30,452.80
                                                            2014     20.38        21.76       9,352.54

T. Rowe Price Large Cap Growth Investment Division
  (Class B) (formerly RCM Technology Investment Division
  (Class B)) (10/7/2011)................................... 2011      5.79         5.82     129,849.26
                                                            2012      5.82         6.40      95,941.70
                                                            2013      6.40         6.68           0.00

T. Rowe Price Mid Cap Growth Investment Division
  (Class B) (10/7/2011).................................... 2011      8.97         9.62     154,367.10
                                                            2012      9.62        10.73     103,034.02
                                                            2013     10.73        14.38      39,639.06
                                                            2014     14.38        15.92      11,990.00

T. Rowe Price Small Cap Growth Investment Division
  (Class B) (10/7/2011).................................... 2011     15.11        16.84      27,898.70
                                                            2012     16.84        19.15      23,378.94
                                                            2013     19.15        27.09       9,855.10
                                                            2014     27.09        28.34       5,559.23


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


                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
Van Eck Global Natural Resources Investment Division
  (Class B) (10/7/2011)................................... 2011   $ 14.59      $ 15.21           0.00
                                                           2012     15.21        15.31           0.00
                                                           2013     15.31        16.64           0.00
                                                           2014     16.64        13.25           0.00

Western Asset Management U.S. Government Investment
  Division (Class B) (10/7/2011).......................... 2011     16.47        16.55      62,418.05
                                                           2012     16.55        16.73      29,395.25
                                                           2013     16.73        16.27      14,311.98
                                                           2014     16.27        16.37       9,893.56

WMC Core Equity Opportunities Investment Division
  (formerly Davis Venture Value Investment Division
  (Class B)) (10/7/2011).................................. 2011     26.15        28.58      61,723.15
                                                           2012     28.58        31.58      36,269.31
                                                           2013     31.58        41.32      15,419.61
                                                           2014     41.32        44.74       5,375.21

WMC Large Cap Research Investment Division (formerly
  BlackRock Large Cap Core Investment Division (Class B))
  (10/7/2011)............................................. 2011     50.40        54.40       6,227.61
                                                           2012     54.40        60.53       5,490.83
                                                           2013     60.53        79.76       4,233.25
                                                           2014     79.76        88.82       3,900.38

AT 2.15 SEPARATE ACCOUNT CHARGE:
--------------------------------
American Funds Global Small Capitalization Investment
  Division (Class 2) (10/7/2011).......................... 2011     21.73        22.37     135,671.51
                                                           2012     22.37        25.87      94,806.63
                                                           2013     25.87        32.48      40,628.31
                                                           2014     32.48        32.47      17,539.47

American Funds Growth-Income Investment Division
  (Class 2) (10/7/2011)................................... 2011     76.86        82.14      38,087.95
                                                           2012     82.14        94.44      23,363.24
                                                           2013     94.44       123.39      12,436.17
                                                           2014    123.39       133.61       5,114.12

                                                                  1.95 SEPARATE ACCOUNT CHARGE
                                                           -------------------------------------------
                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
AllianceBernstein Global Dynamic Allocation Investment
  Division (Class B) (10/7/2011).......................... 2011    $ 9.40       $ 9.70          0.00
                                                           2012      9.70        10.47          0.00
                                                           2013     10.47        11.41          0.00
                                                           2014     11.41        12.01          0.00

Allianz Global Investors Dynamic Multi-Asset Plus
  investment Division (Class B) (4/28/2014)............... 2014      0.99         1.03          0.00

American Funds(R) Balanced Allocation Investment Division
  (Class C) (10/7/2011)................................... 2011      8.97         9.35          0.00
                                                           2012      9.35        10.41          0.00
                                                           2013     10.41        12.10          0.00
                                                           2014     12.10        12.58          0.00

American Funds(R) Growth Allocation Investment Division
  (Class C) (10/7/2011)................................... 2011      8.23         8.66          0.00
                                                           2012      8.66         9.86          0.00
                                                           2013      9.86        12.10          0.00
                                                           2014     12.10        12.62          0.00

American Funds(R) Growth Investment Division (Class C)
  (10/7/2011)............................................. 2011      8.01         8.48          0.00
                                                           2012      8.48         9.76          0.00
                                                           2013      9.76        12.43          0.00
                                                           2014     12.43        13.19          0.00

American Funds(R) Moderate Allocation Investment Division
  (Class C) (10/7/2011)................................... 2011      9.48         9.81      2,785.75
                                                           2012      9.81        10.66      2,755.20
                                                           2013     10.66        11.87      2,726.80
                                                           2014     11.87        12.35      2,698.75

AQR Global Risk Balanced Investment Division (Class B)
  (10/7/2011)............................................. 2011     10.17        10.56          0.00
                                                           2012     10.56        11.45          0.00
                                                           2013     11.45        10.85          0.00
                                                           2014     10.85        11.06          0.00

Baillie Gifford International Stock Investment Division
  (Class B) (10/7/2011)................................... 2011      9.52         9.53      2,877.52
                                                           2012      9.53        11.15        359.21
                                                           2013     11.15        12.59          0.00
                                                           2014     12.59        11.94          0.00

Barclays Aggregate Bond Index Investment Division
  (Class B) (10/7/2011)................................... 2011     15.11        15.27     20,842.41
                                                           2012     15.27        15.52     11,973.90
                                                           2013     15.52        14.84      2,576.28
                                                           2014     14.84        15.35      2,713.23

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
BlackRock Bond Income Investment Division (Class B)
  (10/7/2011).............................................. 2011   $ 46.71      $ 47.42      3,282.15
                                                            2012     47.42        49.88      2,042.85
                                                            2013     49.88        48.43         23.53
                                                            2014     48.43        50.73          0.00

BlackRock Capital Appreciation Investment Division
  (Class B) (10/7/2011).................................... 2011     24.86        25.82      1,211.60
                                                            2012     25.82        28.88        866.78
                                                            2013     28.88        37.93        807.29
                                                            2014     37.93        40.41        760.71

BlackRock Global Tactical Strategies Investment Division
  (Class B) (10/7/2011).................................... 2011      9.24         9.53          0.00
                                                            2012      9.53        10.20          0.00
                                                            2013     10.20        11.03     14,896.50
                                                            2014     11.03        11.46     14,501.28

BlackRock Large Cap Value Investment Division (Class B)
  (10/7/2011).............................................. 2011      9.56        10.53      5,420.96
                                                            2012     10.53        11.77      2,280.14
                                                            2013     11.77        15.20          0.00
                                                            2014     15.20        16.36          0.00

BlackRock Money Market Investment Division (Class B)
  (10/7/2011).............................................. 2011     19.73        19.64          0.00
                                                            2012     19.64        19.26          0.00
                                                            2013     19.26        18.89          0.00
                                                            2014     18.89        18.52          0.00

Clarion Global Real Estate Investment Division (Class B)
  (10/7/2011).............................................. 2011     11.94        12.72      6,829.78
                                                            2012     12.72        15.72      1,981.57
                                                            2013     15.72        15.96        656.59
                                                            2014     15.96        17.73        654.89

ClearBridge Aggressive Growth Investment Division
  (Class B) (10/7/2011).................................... 2011      6.68         7.24      7,100.97
                                                            2012      7.24         8.42      4,482.43
                                                            2013      8.42        12.02          0.00
                                                            2014     12.02        14.02          0.00

ClearBridge Aggressive Growth Investment Division
  (formerly ClearBridge Aggressive Growth II Investment
  Division and before that Janus Forty Investment Division
  (Class B)) (10/7/2011)................................... 2011    116.21       120.33        512.24
                                                            2012    120.33       144.56        449.33
                                                            2013    144.56       182.58         94.92
                                                            2014    182.58       189.80          0.00

Frontier Mid Cap Growth Investment Division (Class B)
  (10/7/2011).............................................. 2011     35.07        37.61        943.93
                                                            2012     37.61        40.82        937.25
                                                            2013     40.82        53.02        613.59
                                                            2014     53.02        57.65        296.86


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


                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
Harris Oakmark International Investment Division (Class B)
  (10/7/2011).............................................. 2011    $15.93       $15.94      7,022.42
                                                            2012     15.94        20.20      3,754.33
                                                            2013     20.20        25.86        968.57
                                                            2014     25.86        23.89        552.00

Invesco Balanced-Risk Allocation Investment Division
  (Class B) (4/30/2012).................................... 2012      1.01         1.04          0.00
                                                            2013      1.04         1.04          0.00
                                                            2014      1.04         1.07          0.00

Invesco Mid Cap Value Investment Division (Class B)
  (formerly Lord Abbett Mid Cap Value Investment Division
  (Class B)) (10/7/2011)................................... 2011     19.33        21.40     11,493.65
                                                            2012     21.40        23.63          0.00

Invesco Mid Cap Value Investment Division (formerly Lord
  Abbett Mid Cap Value Investment Division (Class B))...... 2012     23.51        24.08      7,270.50
                                                            2013     24.08        30.77      1,794.39
                                                            2014     30.77        33.09        266.65

Invesco Small Cap Growth Investment Division (Class B)
  (10/7/2011).............................................. 2011     13.49        14.66      2,944.17
                                                            2012     14.66        17.00      2,934.59
                                                            2013     17.00        23.37        816.44
                                                            2014     23.37        24.73          0.00

Jennison Growth Investment Division (Class B)
  (10/7/2011).............................................. 2011      4.57         4.75          0.00
                                                            2012      4.75         5.38      4,980.40
                                                            2013      5.38         7.22          0.00
                                                            2014      7.22         7.70          0.00

Jennison Growth Investment Division (Class B) (formerly
  Oppenheimer Capital Appreciation Investment Division
  (Class B)) (10/7/2011)................................... 2011      7.23         7.70      5,518.67
                                                            2012      7.70         8.65          0.00

JPMorgan Core Bond Investment Division (Class B)
  (4/29/2013).............................................. 2013     10.92        10.35          0.00
                                                            2014     10.35        10.67          0.00

JPMorgan Core Bond Investment Division (Class B)
  (formerly American Funds(R) Bond Investment Division
  (Class C)) (10/7/2011)................................... 2011     10.45        10.58          0.00
                                                            2012     10.58        10.89          0.00
                                                            2013     10.89        10.86          0.00

JPMorgan Global Active Allocation Investment Division
  (Class B) (4/30/2012).................................... 2012      1.01         1.04          0.00
                                                            2013      1.04         1.13          0.00
                                                            2014      1.13         1.19          0.00


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
                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
JPMorgan Small Cap Value Investment Division (Class B)
  (10/7/2011)............................................... 2011    $11.29       $12.52         95.96
                                                             2012     12.52        14.16         96.65
                                                             2013     14.16        18.46         84.73
                                                             2014     18.46        18.90         88.03

Loomis Sayles Global Markets Investment Division (Class B)
  (10/7/2011)............................................... 2011     11.65        12.28          0.00
                                                             2012     12.28        14.08          0.00
                                                             2013     14.08        16.17          0.00
                                                             2014     16.17        16.41          0.00

Loomis Sayles Global Markets Investment Division (Class B)
  (formerly Met/Franklin Income Investment Division
  (Class B)) (10/7/2011).................................... 2011     10.24        10.95          0.00
                                                             2012     10.95        12.08          0.00
                                                             2013     12.08        12.59          0.00

Loomis Sayles Small Cap Core Investment Division (Class B)
  (10/7/2011)............................................... 2011     28.55        32.08      1,560.38
                                                             2012     32.08        35.95        800.40
                                                             2013     35.95        49.60        375.05
                                                             2014     49.60        50.34          0.00

Lord Abbett Bond Debenture Investment Division (Class B)
  (10/7/2011)............................................... 2011     20.73        21.92      8,553.00
                                                             2012     21.92        24.27      8,070.23
                                                             2013     24.27        25.71        234.72
                                                             2014     25.71        26.43        227.86

Met/Artisan Mid Cap Value Investment Division (Class B)
  (10/7/2011)............................................... 2011     25.86        28.42      1,533.54
                                                             2012     28.42        31.10        436.33
                                                             2013     31.10        41.63        337.24
                                                             2014     41.63        41.51        280.84

Met/Dimensional International Small Company Investment
  Division (Class B) (10/7/2011)............................ 2011     13.99        13.99          0.00
                                                             2012     13.99        16.18          0.00
                                                             2013     16.18        20.24          0.00
                                                             2014     20.24        18.52          0.00

Met/Eaton Vance Floating Rate Investment Division (Class B)
  (10/7/2011)............................................... 2011      9.92        10.18          0.00
                                                             2012     10.18        10.72          0.00
                                                             2013     10.72        10.92          0.00
                                                             2014     10.92        10.78          0.00

Met/Franklin Low Duration Total Return Investment Division
  (Class B) (10/7/2011)..................................... 2011      9.69         9.73      9,298.29
                                                             2012      9.73         9.96      9,195.08
                                                             2013      9.96         9.88          0.00
                                                             2014      9.88         9.79          0.00


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


                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
Met/Templeton International Bond Investment Division
  (Class B) (10/7/2011).................................... 2011    $11.78       $11.81          0.00
                                                            2012     11.81        13.24          0.00
                                                            2013     13.24        13.12          0.00
                                                            2014     13.12        13.01          0.00

MetLife Asset Allocation 100 Investment Division (formerly
  MetLife Aggressive Strategy Investment Division
  (Class B)) (10/7/2011)................................... 2011      9.47        10.03          0.00
                                                            2012     10.03        11.49          0.00
                                                            2013     11.49        14.59          0.00
                                                            2014     14.59        15.04          0.00

MetLife Asset Allocation 20 Investment Division (formerly
  MetLife Conservative Allocation Investment Division
  (Class B)) (10/7/2011)................................... 2011     11.79        12.07     11,995.41
                                                            2012     12.07        12.93      6,184.08
                                                            2013     12.93        13.22          0.00
                                                            2014     13.22        13.54          0.00

MetLife Asset Allocation 40 Investment Division (formerly
  MetLife Conservative to Moderate Allocation Investment
  Division (Class B)) (10/7/2011).......................... 2011     11.30        11.68     40,818.73
                                                            2012     11.68        12.76     39,824.79
                                                            2013     12.76        13.89     23,248.55
                                                            2014     13.89        14.29     21,199.23

MetLife Asset Allocation 60 Investment Division (formerly
  MetLife Moderate Allocation Investment Division
  (Class B)) (10/7/2011)................................... 2011     10.75        11.20     47,889.21
                                                            2012     11.20        12.44     44,871.47
                                                            2013     12.44        14.39     33,396.29
                                                            2014     14.39        14.83     10,005.06

MetLife Asset Allocation 80 Investment Division (formerly
  MetLife Growth Strategy Investment Division (Class B)
  and before that Met/Franklin Templeton Founding Strategy
  Investment Division (Class B)) (10/7/2011)............... 2011      8.61         9.18          0.00
                                                            2012      9.18        10.45          0.00
                                                            2013     10.45        11.24          0.00

MetLife Asset Allocation 80 Investment Division (formerly
  MetLife Growth Strategy Investment Division (Class B))
  (4/29/2013).............................................. 2013     11.31        12.84          0.00
                                                            2014     12.84        12.77          0.00

MetLife Asset Allocation 80 Investment Division (formerly
  MetLife Moderate to Aggressive Allocation Investment
  Division (Class B)) (10/7/2011).......................... 2011     10.13        10.66     90,387.04
                                                            2012     10.66        12.06     70,425.54
                                                            2013     12.06        14.71     68,830.38
                                                            2014     14.71        15.18     43,637.55

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
MetLife Balanced Plus Investment Division (Class B)
  (10/7/2011)............................................... 2011    $ 9.17       $ 9.34          0.00
                                                             2012      9.34        10.36          0.00
                                                             2013     10.36        11.62          0.00
                                                             2014     11.62        12.50          0.00

MetLife Mid Cap Stock Index Investment Division (Class B)
  (10/7/2011)............................................... 2011     14.34        15.75      9,110.36
                                                             2012     15.75        18.12      1,865.81
                                                             2013     18.12        23.61        496.78
                                                             2014     23.61        25.29        492.14

MetLife Multi-Index Targeted Risk Investment Division
  (Class B) (11/12/2012).................................... 2012      0.98         1.01          0.00
                                                             2013      1.01         1.12          0.00
                                                             2014      1.12         1.20          0.00

MetLife Stock Index Investment Division (Class B)
  (10/7/2011)............................................... 2011     31.54        34.31     13,420.07
                                                             2012     34.31        38.83      3,719.20
                                                             2013     38.83        50.15      1,918.94
                                                             2014     50.15        55.63      1,555.19

MFS(R) Emerging Markets Equity Investment Division
  (Class B) (10/7/2011)..................................... 2011      9.49         9.77        173.78
                                                             2012      9.77        11.39        184.22
                                                             2013     11.39        10.61        208.65
                                                             2014     10.61         9.73        229.44

MFS(R) Research International Investment Division (Class B)
  (10/7/2011)............................................... 2011     11.87        12.03      7,793.39
                                                             2012     12.03        13.76      4,054.04
                                                             2013     13.76        16.10      1,168.43
                                                             2014     16.10        14.69          0.00

MFS(R) Total Return Investment Division (Class B)
  (10/7/2011)............................................... 2011     36.98        39.08        711.40
                                                             2012     39.08        42.65        176.35
                                                             2013     42.65        49.65         23.46
                                                             2014     49.65        52.77          0.00

MFS(R) Value Investment Division (Class B) (10/7/2011)...... 2011     10.08        10.98        874.08
                                                             2012     10.98        12.53        272.38
                                                             2013     12.53        16.64          0.00
                                                             2014     16.64        18.04          0.00

MFS(R) Value Investment Division (Class B) (formerly Met/
  Franklin Mutual Shares Investment Division (Class B))
  (10/7/2011)............................................... 2011      7.89         8.55          0.00
                                                             2012      8.55         9.55          0.00
                                                             2013      9.55        10.44          0.00

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Morgan Stanley Mid Cap Growth Investment Division
  (Class B) (10/7/2011)................................. 2011    $12.47       $12.64      3,557.79
                                                         2012     12.64        13.55      1,286.75
                                                         2013     13.55        18.47        835.01
                                                         2014     18.47        18.30          0.00

MSCI EAFE(R) Index Investment Division (Class B)
  (10/7/2011)........................................... 2011     10.16        10.26     20,201.54
                                                         2012     10.26        11.88      2,413.63
                                                         2013     11.88        14.15        910.18
                                                         2014     14.15        13.01      1,001.27

Neuberger Berman Genesis Investment Division (Class B)
  (10/7/2011)........................................... 2011     14.48        15.95      2,506.66
                                                         2012     15.95        17.17        893.91
                                                         2013     17.17        23.27          0.00
                                                         2014     23.27        22.75          0.00

Neuberger Berman Genesis Investment Division (Class B)
  (formerly MLA Mid Cap Investment Division (Class B))
  (10/7/2011)........................................... 2011     12.62        13.76          0.00
                                                         2012     13.76        14.21          0.00
                                                         2013     14.21        15.38          0.00

Oppenheimer Global Equity Investment Division (Class B)
  (10/7/2011)........................................... 2011     15.09        15.55      7,789.52
                                                         2012     15.55        18.48      7,765.69
                                                         2013     18.48        23.03          0.00
                                                         2014     23.03        23.07          0.00

Oppenheimer Global Equity Investment Division (Class B)
  (formerly Met/Templeton Growth Investment Division
  (Class B)) (10/7/2011)................................ 2011      7.85         8.20          0.00
                                                         2012      8.20         9.83          0.00
                                                         2013      9.83        10.43          0.00

PanAgora Global Diversified Risk Investment Division
  (Class B) (4/28/2014)................................. 2014      0.99         1.03          0.00

PIMCO Inflation Protected Bond Investment Division
  (Class B) (10/7/2011)................................. 2011     14.14        14.39     11,386.99
                                                         2012     14.39        15.40     11,123.20
                                                         2013     15.40        13.70        843.80
                                                         2014     13.70        13.83        857.18

PIMCO Total Return Investment Division (Class B)
  (10/7/2011)........................................... 2011     15.37        15.69      8,808.87
                                                         2012     15.69        16.82      7,450.88
                                                         2013     16.82        16.18      5,582.65
                                                         2014     16.18        16.53      5,695.01

Pioneer Strategic Income Investment Division (Class E)
  (10/7/2011)........................................... 2011     22.61        23.14        309.04
                                                         2012     23.14        25.29        294.77
                                                         2013     25.29        25.16        322.62
                                                         2014     25.16        25.77        314.47


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


                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
Pyramis(R) Government Income Investment Division (Class B)
  (10/7/2011).............................................. 2011    $10.58       $10.71          0.00
                                                            2012     10.71        10.83          0.00
                                                            2013     10.83        10.14          0.00
                                                            2014     10.14        10.70          0.00
Pyramis(R) Managed Risk Investment Division (Class B)
  (4/29/2013).............................................. 2013     10.21        10.71          0.00
                                                            2014     10.71        11.41          0.00

Russell 2000(R) Index Investment Division (Class B)
  (10/7/2011).............................................. 2011     14.04        15.83      4,593.59
                                                            2012     15.83        18.01        448.23
                                                            2013     18.01        24.41        291.53
                                                            2014     24.41        25.09        294.98

Schroders Global Multi-Asset Investment Division (Class B)
  (4/30/2012).............................................. 2012      1.01         1.06          0.00
                                                            2013      1.06         1.14          0.00
                                                            2014      1.14         1.21          0.00

SSgA Growth and Income ETF Investment Division (Class B)
  (10/7/2011).............................................. 2011     10.65        11.24          0.00
                                                            2012     11.24        12.44          0.00
                                                            2013     12.44        13.78          0.00
                                                            2014     13.78        14.30          0.00

SSgA Growth ETF Investment Division (Class B)
  (10/7/2011).............................................. 2011      9.89        10.50          0.00
                                                            2012     10.50        11.84          0.00
                                                            2013     11.84        13.71          0.00
                                                            2014     13.71        14.17          0.00

T. Rowe Price Large Cap Growth Investment Division
  (Class B)................................................ 2013     16.08        20.23      2,023.85
                                                            2014     20.23        21.59        321.48

T. Rowe Price Large Cap Growth Investment Division
  (Class B) (formerly RCM Technology Investment Division
  (Class B)) (10/7/2011)................................... 2011      5.76         5.79      7,833.97
                                                            2012      5.79         6.36      4,231.70
                                                            2013      6.36         6.64          0.00

T. Rowe Price Mid Cap Growth Investment Division
  (Class B) (10/7/2011).................................... 2011      8.93         9.57      5,683.38
                                                            2012      9.57        10.67      5,441.68
                                                            2013     10.67        14.29      1,636.66
                                                            2014     14.29        15.81        156.78

T. Rowe Price Small Cap Growth Investment Division
  (Class B) (10/7/2011).................................... 2011     15.00        16.71      1,833.06
                                                            2012     16.71        19.00      1,339.62
                                                            2013     19.00        26.86        786.45
                                                            2014     26.86        28.09         57.94


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


                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
Van Eck Global Natural Resources Investment Division
  (Class B) (10/7/2011)................................... 2011   $ 14.56      $ 15.19          0.00
                                                           2012     15.19        15.28          0.00
                                                           2013     15.28        16.59          0.00
                                                           2014     16.59        13.21          0.00

Western Asset Management U.S. Government Investment
  Division (Class B) (10/7/2011).......................... 2011     16.33        16.41      3,893.84
                                                           2012     16.41        16.58      1,273.90
                                                           2013     16.58        16.11        508.88
                                                           2014     16.11        16.20        373.00

WMC Core Equity Opportunities Investment Division
  (formerly Davis Venture Value Investment Division
  (Class B)) (10/7/2011).................................. 2011     25.93        28.34      5,112.61
                                                           2012     28.34        31.29      2,583.09
                                                           2013     31.29        40.93        521.51
                                                           2014     40.93        44.29        427.24

WMC Large Cap Research Investment Division (formerly
  BlackRock Large Cap Core Investment Division (Class B))
  (10/7/2011)............................................. 2011     49.69        53.63        359.92
                                                           2012     53.63        59.64        272.93
                                                           2013     59.64        78.55        224.59
                                                           2014     78.55        87.43          0.00

AT 2.20 SEPARATE ACCOUNT CHARGE:
--------------------------------
American Funds Global Small Capitalization Investment
  Division (Class 2) (10/7/2011).......................... 2011     21.58        22.22      9,663.04
                                                           2012     22.22        25.68      8,149.50
                                                           2013     25.68        32.23      2,099.55
                                                           2014     32.23        32.20        507.66

American Funds Growth-Income Investment Division
  (Class 2) (10/7/2011)................................... 2011     75.81        81.00      3,550.46
                                                           2012     81.00        93.08      2,340.53
                                                           2013     93.08       121.56        336.48
                                                           2014    121.56       131.56          0.00


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


                                                                  2.00 SEPARATE ACCOUNT CHARGE
                                                           -------------------------------------------
                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
AllianceBernstein Global Dynamic Allocation Investment
  Division (Class B) (10/7/2011).......................... 2011    $ 9.40       $ 9.69     121,169.18
                                                           2012      9.69        10.46     389,745.02
                                                           2013     10.46        11.39     495,711.72
                                                           2014     11.39        11.99     494,635.79

Allianz Global Investors Dynamic Multi-Asset Plus
  investment Division (Class B) (4/28/2014)............... 2014      0.99         1.03     150,607.06

American Funds(R) Balanced Allocation Investment Division
  (Class C) (10/7/2011)................................... 2011      8.96         9.33     326,943.51
                                                           2012      9.33        10.38     404,437.61
                                                           2013     10.38        12.07     384,437.61
                                                           2014     12.07        12.54     350,749.65

American Funds(R) Growth Allocation Investment Division
  (Class C) (10/7/2011)................................... 2011      8.21         8.64      11,066.56
                                                           2012      8.64         9.84      11,776.29
                                                           2013      9.84        12.06       7,954.08
                                                           2014     12.06        12.58       7,343.63

American Funds(R) Growth Investment Division (Class C)
  (10/7/2011)............................................. 2011      7.99         8.46     153,709.12
                                                           2012      8.46         9.74     172,185.71
                                                           2013      9.74        12.39     151,664.13
                                                           2014     12.39        13.14     147,316.50

American Funds(R) Moderate Allocation Investment Division
  (Class C) (10/7/2011)................................... 2011      9.46         9.79     544,723.97
                                                           2012      9.79        10.64     530,918.68
                                                           2013     10.64        11.83     495,761.72
                                                           2014     11.83        12.31     480,793.09

AQR Global Risk Balanced Investment Division (Class B)
  (10/7/2011)............................................. 2011     10.17        10.56     118,460.62
                                                           2012     10.56        11.44     411,249.44
                                                           2013     11.44        10.83     523,749.14
                                                           2014     10.83        11.04     438,651.90

Baillie Gifford International Stock Investment Division
  (Class B) (10/7/2011)................................... 2011      9.42         9.43       3,909.51
                                                           2012      9.43        11.03       8,901.42
                                                           2013     11.03        12.45      10,429.09
                                                           2014     12.45        11.80       2,852.07

Barclays Aggregate Bond Index Investment Division
  (Class B) (10/7/2011)................................... 2011     15.02        15.17     163,276.23
                                                           2012     15.17        15.41     188,468.98
                                                           2013     15.41        14.72     213,602.76
                                                           2014     14.72        15.22     240,748.69


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


                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
BlackRock Bond Income Investment Division (Class B)
  (10/7/2011).............................................. 2011   $ 46.06      $ 46.75       7,833.19
                                                            2012     46.75        49.16      14,534.00
                                                            2013     49.16        47.70       9,729.03
                                                            2014     47.70        49.94      14,266.43

BlackRock Capital Appreciation Investment Division
  (Class B) (10/7/2011).................................... 2011     24.65        25.60      12,003.14
                                                            2012     25.60        28.62      12,745.28
                                                            2013     28.62        37.57      12,878.74
                                                            2014     37.57        40.01      12,066.97

BlackRock Global Tactical Strategies Investment Division
  (Class B) (10/7/2011).................................... 2011      9.24         9.52     189,221.64
                                                            2012      9.52        10.19     445,113.13
                                                            2013     10.19        11.02     491,138.05
                                                            2014     11.02        11.44     485,110.42

BlackRock Large Cap Value Investment Division (Class B)
  (10/7/2011).............................................. 2011      9.51        10.48      84,733.72
                                                            2012     10.48        11.70      91,260.55
                                                            2013     11.70        15.12      89,110.19
                                                            2014     15.12        16.25      88,073.28

BlackRock Money Market Investment Division (Class B)
  (10/7/2011).............................................. 2011     19.45        19.36      20,543.08
                                                            2012     19.36        18.98      17,843.39
                                                            2013     18.98        18.60      14,469.83
                                                            2014     18.60        18.23       3,800.74

Clarion Global Real Estate Investment Division (Class B)
  (10/7/2011).............................................. 2011     11.90        12.68      15,008.90
                                                            2012     12.68        15.65      22,495.95
                                                            2013     15.65        15.89      26,559.44
                                                            2014     15.89        17.64      18,904.98

ClearBridge Aggressive Growth Investment Division
  (Class B) (10/7/2011).................................... 2011      6.65         7.20       5,679.72
                                                            2012      7.20         8.37      13,661.01
                                                            2013      8.37        11.94      17,930.99
                                                            2014     11.94        13.92      78,024.57

ClearBridge Aggressive Growth Investment Division
  (formerly ClearBridge Aggressive Growth II Investment
  Division and before that Janus Forty Investment Division
  (Class B)) (10/7/2011)................................... 2011    114.50       118.55       4,758.50
                                                            2012    118.55       142.35       5,623.83
                                                            2013    142.35       179.70       4,313.77
                                                            2014    179.70       186.77           0.00

Frontier Mid Cap Growth Investment Division (Class B)
  (10/7/2011).............................................. 2011     34.66        37.16       8,392.66
                                                            2012     37.16        40.32       9,687.96
                                                            2013     40.32        52.34       6,802.41
                                                            2014     52.34        56.88       6,507.33


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
                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
Harris Oakmark International Investment Division (Class B)
  (10/7/2011).............................................. 2011    $15.85       $15.86       20,465.85
                                                            2012     15.86        20.09       26,615.04
                                                            2013     20.09        25.70       19,131.35
                                                            2014     25.70        23.73       21,679.07

Invesco Balanced-Risk Allocation Investment Division
  (Class B) (4/30/2012).................................... 2012      1.01         1.04    1,136,194.79
                                                            2013      1.04         1.04    1,963,610.17
                                                            2014      1.04         1.07    2,005,334.63

Invesco Mid Cap Value Investment Division (Class B)
  (formerly Lord Abbett Mid Cap Value Investment
  Division (Class B)) (10/7/2011).......................... 2011     19.20        21.26        8,115.78
                                                            2012     21.26        23.47            0.00

Invesco Mid Cap Value Investment Division (formerly Lord
  Abbett Mid Cap Value Investment Division (Class B))...... 2012     23.35        23.91        7,157.33
                                                            2013     23.91        30.54        6,279.81
                                                            2014     30.54        32.82        6,510.92

Invesco Small Cap Growth Investment Division (Class B)
  (10/7/2011).............................................. 2011     13.42        14.58        2,474.75
                                                            2012     14.58        16.90        1,598.44
                                                            2013     16.90        23.22        1,779.02
                                                            2014     23.22        24.57        2,309.14

Jennison Growth Investment Division (Class B)
  (10/7/2011).............................................. 2011      4.54         4.72        5,947.73
                                                            2012      4.72         5.35       47,533.84
                                                            2013      5.35         7.17       12,117.66
                                                            2014      7.17         7.64       25,760.18

Jennison Growth Investment Division (Class B) (formerly
  Oppenheimer Capital Appreciation Investment Division
  (Class B)) (10/7/2011)................................... 2011      7.19         7.66        5,906.39
                                                            2012      7.66         8.60            0.00

JPMorgan Core Bond Investment Division (Class B)
  (4/29/2013).............................................. 2013     10.90        10.32       74,835.04
                                                            2014     10.32        10.63       70,351.75

JPMorgan Core Bond Investment Division (Class B)
  (formerly American Funds(R) Bond Investment Division
  (Class C)) (10/7/2011)................................... 2011     10.44        10.56       50,781.89
                                                            2012     10.56        10.86       64,281.18
                                                            2013     10.86        10.83            0.00

JPMorgan Global Active Allocation Investment Division
  (Class B) (4/30/2012).................................... 2012      1.01         1.04      502,029.14
                                                            2013      1.04         1.13    1,415,404.61
                                                            2014      1.13         1.19    1,706,131.44


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
                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
JPMorgan Small Cap Value Investment Division (Class B)
  (10/7/2011)............................................... 2011    $11.26       $12.48      5,356.86
                                                             2012     12.48        14.11      5,149.91
                                                             2013     14.11        18.38      4,684.47
                                                             2014     18.38        18.81      4,672.68

Loomis Sayles Global Markets Investment Division (Class B)
  (10/7/2011)............................................... 2011     11.61        12.24      6,425.11
                                                             2012     12.24        14.03      8,838.58
                                                             2013     14.03        16.11     13,535.25
                                                             2014     16.11        16.34     13,258.97

Loomis Sayles Global Markets Investment Division (Class B)
  (formerly Met/Franklin Income Investment Division
  (Class B)) (10/7/2011).................................... 2011     10.22        10.93      5,375.82
                                                             2012     10.93        12.05      4,656.19
                                                             2013     12.05        12.56          0.00

Loomis Sayles Small Cap Core Investment Division (Class B)
  (10/7/2011)............................................... 2011     28.30        31.80        814.48
                                                             2012     31.80        35.61        401.56
                                                             2013     35.61        49.11        140.26
                                                             2014     49.11        49.82        343.29

Lord Abbett Bond Debenture Investment Division (Class B)
  (10/7/2011)............................................... 2011     20.57        21.75     11,851.59
                                                             2012     21.75        24.07     11,879.54
                                                             2013     24.07        25.48     10,797.26
                                                             2014     25.48        26.18     15,904.62

Met/Artisan Mid Cap Value Investment Division (Class B)
  (10/7/2011)............................................... 2011     25.62        28.16      5,414.85
                                                             2012     28.16        30.79      6,183.77
                                                             2013     30.79        41.20      5,407.06
                                                             2014     41.20        41.06      4,764.47

Met/Dimensional International Small Company Investment
  Division (Class B) (10/7/2011)............................ 2011     13.97        13.97      1,427.38
                                                             2012     13.97        16.14      1,332.53
                                                             2013     16.14        20.19      1,231.82
                                                             2014     20.19        18.47      4,896.27

Met/Eaton Vance Floating Rate Investment Division (Class B)
  (10/7/2011)............................................... 2011      9.91        10.18        103.37
                                                             2012     10.18        10.70        176.96
                                                             2013     10.70        10.90     19,848.10
                                                             2014     10.90        10.76     21,330.07

Met/Franklin Low Duration Total Return Investment Division
  (Class B) (10/7/2011)..................................... 2011      9.69         9.72          0.00
                                                             2012      9.72         9.95          0.00
                                                             2013      9.95         9.86     12,418.60
                                                             2014      9.86         9.77     23,053.66


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
                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
Met/Templeton International Bond Investment Division
  (Class B) (10/7/2011).................................... 2011    $11.77       $11.80       3,551.12
                                                            2012     11.80        13.21       3,505.98
                                                            2013     13.21        13.09       3,452.35
                                                            2014     13.09        12.97       3,441.45

MetLife Asset Allocation 100 Investment Division (formerly
  MetLife Aggressive Strategy Investment Division
  (Class B)) (10/7/2011)................................... 2011      9.44        10.00      13,058.13
                                                            2012     10.00        11.44      13,656.32
                                                            2013     11.44        14.53      65,495.39
                                                            2014     14.53        14.97      60,350.49

MetLife Asset Allocation 20 Investment Division (formerly
  MetLife Conservative Allocation Investment Division
  (Class B)) (10/7/2011)................................... 2011     11.75        12.03      81,614.85
                                                            2012     12.03        12.88     119,014.96
                                                            2013     12.88        13.16     170,871.35
                                                            2014     13.16        13.48     171,777.38

MetLife Asset Allocation 40 Investment Division (formerly
  MetLife Conservative to Moderate Allocation Investment
  Division (Class B)) (10/7/2011).......................... 2011     11.26        11.64     246,781.03
                                                            2012     11.64        12.71     247,821.26
                                                            2013     12.71        13.82     240,199.29
                                                            2014     13.82        14.22     207,490.15

MetLife Asset Allocation 60 Investment Division (formerly
  MetLife Moderate Allocation Investment Division
  (Class B)) (10/7/2011)................................... 2011     10.72        11.16     744,956.34
                                                            2012     11.16        12.39     802,464.46
                                                            2013     12.39        14.33     828,435.25
                                                            2014     14.33        14.76     759,130.33

MetLife Asset Allocation 80 Investment Division (formerly
  MetLife Growth Strategy Investment Division (Class B)
  and before that Met/Franklin Templeton Founding Strategy
  Investment Division (Class B)) (10/7/2011)............... 2011      8.60         9.16      18,787.98
                                                            2012      9.16        10.43      18,048.29
                                                            2013     10.43        11.21           0.00

MetLife Asset Allocation 80 Investment Division (formerly
  MetLife Growth Strategy Investment Division (Class B))
  (4/29/2013).............................................. 2013     11.28        12.81      29,093.77
                                                            2014     12.81        12.73           0.00

MetLife Asset Allocation 80 Investment Division (formerly
  MetLife Moderate to Aggressive Allocation Investment
  Division (Class B)) (10/7/2011).......................... 2011     10.10        10.62      49,028.51
                                                            2012     10.62        12.02      49,724.04
                                                            2013     12.02        14.64      58,939.90
                                                            2014     14.64        15.10      83,031.34


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


                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
MetLife Balanced Plus Investment Division (Class B)
  (10/7/2011)............................................... 2011    $ 9.16       $ 9.34      132,446.18
                                                             2012      9.34        10.36      451,186.98
                                                             2013     10.36        11.61      708,335.09
                                                             2014     11.61        12.48      719,682.02

MetLife Mid Cap Stock Index Investment Division (Class B)
  (10/7/2011)............................................... 2011     14.26        15.66       37,367.51
                                                             2012     15.66        18.01       39,275.51
                                                             2013     18.01        23.45       43,416.79
                                                             2014     23.45        25.11       46,545.40

MetLife Multi-Index Targeted Risk Investment Division
  (Class B) (11/12/2012).................................... 2012      0.98         1.01            0.00
                                                             2013      1.01         1.12    1,134,924.09
                                                             2014      1.12         1.20    1,874,008.31

MetLife Stock Index Investment Division (Class B)
  (10/7/2011)............................................... 2011     31.20        33.94       89,053.88
                                                             2012     33.94        38.39       89,252.21
                                                             2013     38.39        49.56       88,088.64
                                                             2014     49.56        54.95       86,571.53

MFS(R) Emerging Markets Equity Investment Division
  (Class B) (10/7/2011)..................................... 2011      9.47         9.74       18,168.57
                                                             2012      9.74        11.35       26,870.69
                                                             2013     11.35        10.57       16,136.70
                                                             2014     10.57         9.68       16,256.36

MFS(R) Research International Investment Division (Class B)
  (10/7/2011)............................................... 2011     11.80        11.96        2,050.25
                                                             2012     11.96        13.68        1,826.68
                                                             2013     13.68        16.00        3,681.76
                                                             2014     16.00        14.59        3,810.49

MFS(R) Total Return Investment Division (Class B)
  (10/7/2011)............................................... 2011     36.53        38.60        2,201.40
                                                             2012     38.60        42.11        2,148.45
                                                             2013     42.11        49.00        1,870.90
                                                             2014     49.00        52.04        1,804.30

MFS(R) Value Investment Division (Class B) (10/7/2011)...... 2011     10.01        10.91       19,147.06
                                                             2012     10.91        12.44       17,820.26
                                                             2013     12.44        16.51       20,446.47
                                                             2014     16.51        17.89       20,876.37

MFS(R) Value Investment Division (Class B) (formerly
  Met/Franklin Mutual Shares Investment Division
  (Class B)) (10/7/2011).................................... 2011      7.87         8.53        5,287.67
                                                             2012      8.53         9.53        4,813.96
                                                             2013      9.53        10.41            0.00


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


                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Morgan Stanley Mid Cap Growth Investment Division
  (Class B) (10/7/2011)................................. 2011    $12.38       $12.55       6,725.96
                                                         2012     12.55        13.44      17,533.82
                                                         2013     13.44        18.32       8,787.56
                                                         2014     18.32        18.14       4,178.01

MSCI EAFE(R) Index Investment Division (Class B)
  (10/7/2011)........................................... 2011     10.10        10.19      78,802.45
                                                         2012     10.19        11.79      86,918.88
                                                         2013     11.79        14.05      92,866.43
                                                         2014     14.05        12.91     100,645.53

Neuberger Berman Genesis Investment Division (Class B)
  (10/7/2011)........................................... 2011     14.40        15.86           0.00
                                                         2012     15.86        17.06          42.73
                                                         2013     17.06        23.11       1,998.10
                                                         2014     23.11        22.58       1,674.42

Neuberger Berman Genesis Investment Division (Class B)
  (formerly MLA Mid Cap Investment Division (Class B))
  (10/7/2011)........................................... 2011     12.55        13.69       2,526.00
                                                         2012     13.69        14.13       2,742.30
                                                         2013     14.13        15.29           0.00

Oppenheimer Global Equity Investment Division (Class B)
  (10/7/2011)........................................... 2011     14.98        15.43       5,402.49
                                                         2012     15.43        18.33       5,920.40
                                                         2013     18.33        22.84      24,027.45
                                                         2014     22.84        22.87      23,278.37

Oppenheimer Global Equity Investment Division (Class B)
  (formerly Met/Templeton Growth Investment Division
  (Class B)) (10/7/2011)................................ 2011      7.84         8.19      35,481.54
                                                         2012      8.19         9.81      35,223.85
                                                         2013      9.81        10.40           0.00

PanAgora Global Diversified Risk Investment Division
  (Class B) (4/28/2014)................................. 2014      0.99         1.03      42,710.22

PIMCO Inflation Protected Bond Investment Division
  (Class B) (10/7/2011)................................. 2011     14.08        14.33      67,883.43
                                                         2012     14.33        15.33      74,662.29
                                                         2013     15.33        13.63      66,592.62
                                                         2014     13.63        13.75      58,579.15

PIMCO Total Return Investment Division (Class B)
  (10/7/2011)........................................... 2011     15.29        15.61      83,164.88
                                                         2012     15.61        16.72     116,288.90
                                                         2013     16.72        16.07     102,304.96
                                                         2014     16.07        16.41      94,431.18

Pioneer Strategic Income Investment Division (Class E)
  (10/7/2011)........................................... 2011     22.41        22.94       5,982.14
                                                         2012     22.94        25.06       5,744.61
                                                         2013     25.06        24.91       7,883.53
                                                         2014     24.91        25.50      15,398.80


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


                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
Pyramis(R) Government Income Investment Division
  (Class B) (10/7/2011).................................... 2011    $10.58       $10.71       87,791.06
                                                            2012     10.71        10.82      189,666.22
                                                            2013     10.82        10.13      226,525.89
                                                            2014     10.13        10.68      208,761.19

Pyramis(R) Managed Risk Investment Division (Class B)
  (4/29/2013).............................................. 2013     10.21        10.70       10,802.22
                                                            2014     10.70        11.40       20,156.94

Russell 2000(R) Index Investment Division (Class B)
  (10/7/2011).............................................. 2011     13.95        15.72       22,062.84
                                                            2012     15.72        17.89       24,341.93
                                                            2013     17.89        24.23       27,338.98
                                                            2014     24.23        24.88       28,355.23

Schroders Global Multi-Asset Investment Division (Class B)
  (4/30/2012).............................................. 2012      1.01         1.06      535,553.65
                                                            2013      1.06         1.14    1,184,569.04
                                                            2014      1.14         1.21    1,244,394.86

SSgA Growth and Income ETF Investment Division
  (Class B) (10/7/2011).................................... 2011     10.61        11.21       92,818.79
                                                            2012     11.21        12.40       88,982.96
                                                            2013     12.40        13.72       88,363.13
                                                            2014     13.72        14.23       86,911.99

SSgA Growth ETF Investment Division (Class B)
  (10/7/2011).............................................. 2011      9.86        10.46            0.00
                                                            2012     10.46        11.80            0.00
                                                            2013     11.80        13.65          608.38
                                                            2014     13.65        14.10          608.38

T. Rowe Price Large Cap Growth Investment Division
  (Class B)................................................ 2013     15.96        20.08       11,307.31
                                                            2014     20.08        21.41       11,805.72

T. Rowe Price Large Cap Growth Investment Division
  (Class B) (formerly RCM Technology Investment Division
  (Class B)) (10/7/2011)................................... 2011      5.73         5.76       40,957.47
                                                            2012      5.76         6.33       42,253.02
                                                            2013      6.33         6.60            0.00

T. Rowe Price Mid Cap Growth Investment Division
  (Class B) (10/7/2011).................................... 2011      8.88         9.52       20,934.05
                                                            2012      9.52        10.61       27,944.03
                                                            2013     10.61        14.20       23,912.72
                                                            2014     14.20        15.70       30,895.51

T. Rowe Price Small Cap Growth Investment Division
  (Class B) (10/7/2011).................................... 2011     14.89        16.59        2,713.53
                                                            2012     16.59        18.85        4,457.17
                                                            2013     18.85        26.64        5,851.42
                                                            2014     26.64        27.84        8,674.11


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


                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
Van Eck Global Natural Resources Investment Division
  (Class B) (10/7/2011)................................... 2011   $ 14.54      $ 15.16      2,308.38
                                                           2012     15.16        15.24      8,297.83
                                                           2013     15.24        16.55      2,485.48
                                                           2014     16.55        13.17      3,000.33

Western Asset Management U.S. Government Investment
  Division (Class B) (10/7/2011).......................... 2011     16.19        16.27     11,190.07
                                                           2012     16.27        16.43     11,912.43
                                                           2013     16.43        15.96     12,417.10
                                                           2014     15.96        16.04     11,953.63

WMC Core Equity Opportunities Investment Division
  (formerly Davis Venture Value Investment Division
  (Class B)) (10/7/2011).................................. 2011     25.71        28.09      7,041.54
                                                           2012     28.09        31.01     10,389.07
                                                           2013     31.01        40.54      9,592.25
                                                           2014     40.54        43.85      6,767.12

WMC Large Cap Research Investment Division (formerly
  BlackRock Large Cap Core Investment Division (Class B))
  (10/7/2011)............................................. 2011     48.99        52.87        204.49
                                                           2012     52.87        58.77        203.20
                                                           2013     58.77        77.36        202.07
                                                           2014     77.36        86.06        201.02

AT 2.25 SEPARATE ACCOUNT CHARGE:
--------------------------------
American Funds Global Small Capitalization Investment
  Division (Class 2) (10/7/2011).......................... 2011     21.43        22.07     26,995.71
                                                           2012     22.07        25.50     30,240.57
                                                           2013     25.50        31.98     21,508.26
                                                           2014     31.98        31.93     22,326.76

American Funds Growth-Income Investment Division
  (Class 2) (10/7/2011)................................... 2011     74.77        79.88     10,785.27
                                                           2012     79.88        91.74     10,548.30
                                                           2013     91.74       119.76     10,978.64
                                                           2014    119.76       129.55     11,079.01



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


                                                                  2.05 SEPARATE ACCOUNT CHARGE
                                                           -------------------------------------------
                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
AllianceBernstein Global Dynamic Allocation Investment
  Division (Class B) (10/7/2011).......................... 2011    $ 9.40       $ 9.69           0.00
                                                           2012      9.69        10.45           0.00
                                                           2013     10.45        11.38       3,396.26
                                                           2014     11.38        11.97       1,022.50

Allianz Global Investors Dynamic Multi-Asset Plus
  investment Division (Class B) (4/28/2014)............... 2014      0.99         1.03           0.00

American Funds(R) Balanced Allocation Investment Division
  (Class C) (10/7/2011)................................... 2011      8.94         9.31      56,539.18
                                                           2012      9.31        10.36      45,063.35
                                                           2013     10.36        12.03      37,211.38
                                                           2014     12.03        12.50       8,179.15

American Funds(R) Growth Allocation Investment Division
  (Class C) (10/7/2011)................................... 2011      8.20         8.62      60,887.71
                                                           2012      8.62         9.81      37,687.89
                                                           2013      9.81        12.03      36,539.53
                                                           2014     12.03        12.54       2,175.90

American Funds(R) Growth Investment Division (Class C)
  (10/7/2011)............................................. 2011      7.98         8.45      62,852.12
                                                           2012      8.45         9.72      25,487.39
                                                           2013      9.72        12.36      22,102.98
                                                           2014     12.36        13.10      21,258.89

American Funds(R) Moderate Allocation Investment Division
  (Class C) (10/7/2011)................................... 2011      9.45         9.77     152,975.72
                                                           2012      9.77        10.61     142,391.84
                                                           2013     10.61        11.80     138,060.55
                                                           2014     11.80        12.27     130,409.55

AQR Global Risk Balanced Investment Division (Class B)
  (10/7/2011)............................................. 2011     10.17        10.55           0.00
                                                           2012     10.55        11.43      16,460.77
                                                           2013     11.43        10.82      15,890.27
                                                           2014     10.82        11.02      13,342.45

Baillie Gifford International Stock Investment Division
  (Class B) (10/7/2011)................................... 2011      9.33         9.33      31,258.45
                                                           2012      9.33        10.91      12,830.55
                                                           2013     10.91        12.31       2,296.00
                                                           2014     12.31        11.66         591.38

Barclays Aggregate Bond Index Investment Division
  (Class B) (10/7/2011)................................... 2011     14.92        15.08     234,901.53
                                                           2012     15.08        15.30      92,505.13
                                                           2013     15.30        14.61      53,061.94
                                                           2014     14.61        15.10      36,384.67


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
                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
BlackRock Bond Income Investment Division (Class B)
  (10/7/2011).............................................. 2011   $ 45.41      $ 46.09     13,350.43
                                                            2012     46.09        48.44      6,281.60
                                                            2013     48.44        46.98      4,230.46
                                                            2014     46.98        49.16      3,545.05

BlackRock Capital Appreciation Investment Division
  (Class B) (10/7/2011).................................... 2011     24.44        25.38     29,062.09
                                                            2012     25.38        28.36     19,818.05
                                                            2013     28.36        37.21      8,776.98
                                                            2014     37.21        39.60      1,336.13

BlackRock Global Tactical Strategies Investment Division
  (Class B) (10/7/2011).................................... 2011      9.24         9.52          0.00
                                                            2012      9.52        10.18     15,748.52
                                                            2013     10.18        11.00     17,497.16
                                                            2014     11.00        11.42      7,982.19

BlackRock Large Cap Value Investment Division (Class B)
  (10/7/2011).............................................. 2011      9.47        10.43     51,536.70
                                                            2012     10.43        11.64     34,558.23
                                                            2013     11.64        15.03     21,303.52
                                                            2014     15.03        16.15      8,214.39

BlackRock Money Market Investment Division (Class B)
  (10/7/2011).............................................. 2011     19.18        19.09          0.00
                                                            2012     19.09        18.70          0.00
                                                            2013     18.70        18.32          0.00
                                                            2014     18.32        17.95          0.00

Clarion Global Real Estate Investment Division (Class B)
  (10/7/2011).............................................. 2011     11.87        12.65     66,140.78
                                                            2012     12.65        15.61     28,101.03
                                                            2013     15.61        15.84     10,721.36
                                                            2014     15.84        17.58      6,170.46

ClearBridge Aggressive Growth Investment Division
  (Class B) (10/7/2011).................................... 2011      6.61         7.16     12,316.43
                                                            2012      7.16         8.32     16,362.42
                                                            2013      8.32        11.87      4,992.31
                                                            2014     11.87        13.82     18,867.67

ClearBridge Aggressive Growth Investment Division
  (formerly ClearBridge Aggressive Growth II Investment
  Division and before that Janus Forty Investment Division
  (Class B)) (10/7/2011)................................... 2011    112.82       116.80      8,093.35
                                                            2012    116.80       140.18      5,653.66
                                                            2013    140.18       176.87      1,892.24
                                                            2014    176.87       183.80          0.00

Frontier Mid Cap Growth Investment Division (Class B)
  (10/7/2011).............................................. 2011     34.25        36.73      7,095.74
                                                            2012     36.73        39.82      3,674.42
                                                            2013     39.82        51.67      2,946.74
                                                            2014     51.67        56.13      2,870.67


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


                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
Harris Oakmark International Investment Division (Class B)
  (10/7/2011).............................................. 2011    $15.77       $15.78      67,568.31
                                                            2012     15.78        19.98      34,943.47
                                                            2013     19.98        25.54      16,834.31
                                                            2014     25.54        23.57       7,090.06

Invesco Balanced-Risk Allocation Investment Division
  (Class B) (4/30/2012).................................... 2012      1.01         1.04      74,303.63
                                                            2013      1.04         1.04     120,906.96
                                                            2014      1.04         1.07     118,052.31

Invesco Mid Cap Value Investment Division (Class B)
  (formerly Lord Abbett Mid Cap Value Investment Division
  (Class B)) (10/7/2011)................................... 2011     19.08        21.12      38,593.02
                                                            2012     21.12        23.31           0.00

Invesco Mid Cap Value Investment Division (formerly Lord
  Abbett Mid Cap Value Investment Division (Class B))...... 2012     23.20        23.74      15,645.32
                                                            2013     23.74        30.31       4,820.22
                                                            2014     30.31        32.56       1,712.05

Invesco Small Cap Growth Investment Division (Class B)
  (10/7/2011).............................................. 2011     13.36        14.51      43,483.34
                                                            2012     14.51        16.81      13,810.16
                                                            2013     16.81        23.08       4,603.62
                                                            2014     23.08        24.40       2,486.81

Jennison Growth Investment Division (Class B)
  (10/7/2011).............................................. 2011      4.52         4.69      43,416.71
                                                            2012      4.69         5.31      47,319.39
                                                            2013      5.31         7.12      12,269.17
                                                            2014      7.12         7.59      11,497.29

Jennison Growth Investment Division (Class B) (formerly
  Oppenheimer Capital Appreciation Investment Division
  (Class B)) (10/7/2011)................................... 2011      7.15         7.61      18,660.87
                                                            2012      7.61         8.55           0.00

JPMorgan Core Bond Investment Division (Class B)
  (4/29/2013).............................................. 2013     10.87        10.29      23,291.03
                                                            2014     10.29        10.60      28,202.82

JPMorgan Core Bond Investment Division (Class B)
  (formerly American Funds(R) Bond Investment Division
  (Class C)) (10/7/2011)................................... 2011     10.42        10.54      21,283.41
                                                            2012     10.54        10.84      23,741.72
                                                            2013     10.84        10.81           0.00

JPMorgan Global Active Allocation Investment Division
  (Class B) (4/30/2012).................................... 2012      1.01         1.04       2,346.01
                                                            2013      1.04         1.13       9,213.55
                                                            2014      1.13         1.19       9,156.58


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


                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
JPMorgan Small Cap Value Investment Division (Class B)
  (10/7/2011)............................................... 2011    $11.22       $12.44     16,252.18
                                                             2012     12.44        14.05     15,069.56
                                                             2013     14.05        18.30     12,329.21
                                                             2014     18.30        18.71     12,452.63

Loomis Sayles Global Markets Investment Division (Class B)
  (10/7/2011)............................................... 2011     11.58        12.21     16,711.36
                                                             2012     12.21        13.98     15,349.25
                                                             2013     13.98        16.05     14,665.40
                                                             2014     16.05        16.27     14,215.23

Loomis Sayles Global Markets Investment Division (Class B)
  (formerly Met/Franklin Income Investment Division
  (Class B)) (10/7/2011).................................... 2011     10.20        10.91      3,600.95
                                                             2012     10.91        12.02      1,812.42
                                                             2013     12.02        12.53          0.00

Loomis Sayles Small Cap Core Investment Division (Class B)
  (10/7/2011)............................................... 2011     28.05        31.52     12,246.95
                                                             2012     31.52        35.28      6,447.49
                                                             2013     35.28        48.63      2,405.70
                                                             2014     48.63        49.31        854.54

Lord Abbett Bond Debenture Investment Division (Class B)
  (10/7/2011)............................................... 2011     20.41        21.58     39,640.28
                                                             2012     21.58        23.87     29,494.64
                                                             2013     23.87        25.25     18,921.29
                                                             2014     25.25        25.94     13,907.60

Met/Artisan Mid Cap Value Investment Division (Class B)
  (10/7/2011)............................................... 2011     25.38        27.89     17,073.51
                                                             2012     27.89        30.49      6,501.20
                                                             2013     30.49        40.78        998.97
                                                             2014     40.78        40.62      1,859.50

Met/Dimensional International Small Company Investment
  Division (Class B) (10/7/2011)............................ 2011     13.95        13.95          0.00
                                                             2012     13.95        16.11          0.00
                                                             2013     16.11        20.14        815.91
                                                             2014     20.14        18.41        866.24

Met/Eaton Vance Floating Rate Investment Division (Class B)
  (10/7/2011)............................................... 2011      9.91        10.17         57.48
                                                             2012     10.17        10.69         58.29
                                                             2013     10.69        10.87      2,967.01
                                                             2014     10.87        10.73      3,051.08

Met/Franklin Low Duration Total Return Investment Division
  (Class B) (10/7/2011)..................................... 2011      9.69         9.72      9,524.04
                                                             2012      9.72         9.94          0.00
                                                             2013      9.94         9.85          0.00
                                                             2014      9.85         9.75          0.00


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


                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
Met/Templeton International Bond Investment Division
  (Class B) (10/7/2011).................................... 2011    $11.75       $11.78           0.00
                                                            2012     11.78        13.19           0.00
                                                            2013     13.19        13.06           0.00
                                                            2014     13.06        12.94           0.00

MetLife Asset Allocation 100 Investment Division (formerly
  MetLife Aggressive Strategy Investment Division
  (Class B)) (10/7/2011)................................... 2011      9.41         9.97       3,178.47
                                                            2012      9.97        11.40       3,446.96
                                                            2013     11.40        14.47       3,595.02
                                                            2014     14.47        14.89       3,414.19

MetLife Asset Allocation 20 Investment Division (formerly
  MetLife Conservative Allocation Investment Division
  (Class B)) (10/7/2011)................................... 2011     11.71        11.99     198,144.68
                                                            2012     11.99        12.83     205,156.50
                                                            2013     12.83        13.11      72,717.53
                                                            2014     13.11        13.41       2,661.67

MetLife Asset Allocation 40 Investment Division (formerly
  MetLife Conservative to Moderate Allocation Investment
  Division (Class B)) (10/7/2011).......................... 2011     11.23        11.60     123,990.92
                                                            2012     11.60        12.67     138,999.46
                                                            2013     12.67        13.77      83,285.54
                                                            2014     13.77        14.15      39,746.36

MetLife Asset Allocation 60 Investment Division (formerly
  MetLife Moderate Allocation Investment Division
  (Class B)) (10/7/2011)................................... 2011     10.68        11.13     657,704.57
                                                            2012     11.13        12.34     595,832.00
                                                            2013     12.34        14.27     368,681.49
                                                            2014     14.27        14.68     199,514.51

MetLife Asset Allocation 80 Investment Division (formerly
  MetLife Growth Strategy Investment Division (Class B)
  and before that Met/Franklin Templeton Founding Strategy
  Investment Division (Class B)) (10/7/2011)............... 2011      8.58         9.15       9,627.03
                                                            2012      9.15        10.41       9,101.35
                                                            2013     10.41        11.18           0.00

MetLife Asset Allocation 80 Investment Division (formerly
  MetLife Growth Strategy Investment Division (Class B))
  (4/29/2013).............................................. 2013     11.25        12.77       6,171.58
                                                            2014     12.77        12.69           0.00

MetLife Asset Allocation 80 Investment Division (formerly
  MetLife Moderate to Aggressive Allocation Investment
  Division (Class B)) (10/7/2011).......................... 2011     10.06        10.59     544,817.85
                                                            2012     10.59        11.97     503,745.96
                                                            2013     11.97        14.58     405,700.17
                                                            2014     14.58        15.03      66,383.96


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


                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
MetLife Balanced Plus Investment Division (Class B)
  (10/7/2011)............................................... 2011    $ 9.16       $ 9.34           0.00
                                                             2012      9.34        10.35       3,314.78
                                                             2013     10.35        11.59       3,627.47
                                                             2014     11.59        12.45         982.37

MetLife Mid Cap Stock Index Investment Division (Class B)
  (10/7/2011)............................................... 2011     14.18        15.57      72,962.46
                                                             2012     15.57        17.90      37,706.75
                                                             2013     17.90        23.29      19,785.12
                                                             2014     23.29        24.93      11,355.83

MetLife Multi-Index Targeted Risk Investment Division
  (Class B) (11/12/2012).................................... 2012      0.98         1.01           0.00
                                                             2013      1.01         1.12      10,434.64
                                                             2014      1.12         1.19      10,225.03

MetLife Stock Index Investment Division (Class B)
  (10/7/2011)............................................... 2011     30.87        33.57     129,584.67
                                                             2012     33.57        37.96      49,357.05
                                                             2013     37.96        48.98      28,224.11
                                                             2014     48.98        54.27      13,706.09

MFS(R) Emerging Markets Equity Investment Division
  (Class B) (10/7/2011)..................................... 2011      9.44         9.71      15,367.97
                                                             2012      9.71        11.31      15,632.82
                                                             2013     11.31        10.53      18,363.99
                                                             2014     10.53         9.64      19,441.99

MFS(R) Research International Investment Division (Class B)
  (10/7/2011)............................................... 2011     11.74        11.90      34,739.71
                                                             2012     11.90        13.60      14,495.73
                                                             2013     13.60        15.89       4,873.07
                                                             2014     15.89        14.49       2,423.14

MFS(R) Total Return Investment Division (Class B)
  (10/7/2011)............................................... 2011     36.09        38.13       6,109.91
                                                             2012     38.13        41.57       1,531.71
                                                             2013     41.57        48.35       1,017.03
                                                             2014     48.35        51.33           0.00

MFS(R) Value Investment Division (Class B) (10/7/2011)...... 2011      9.95        10.84      31,785.71
                                                             2012     10.84        12.35      14,934.43
                                                             2013     12.35        16.38      14,016.30
                                                             2014     16.38        17.75       1,827.67

MFS(R) Value Investment Division (Class B) (formerly Met/
  Franklin Mutual Shares Investment Division (Class B))
  (10/7/2011)............................................... 2011      7.86         8.52       2,405.54
                                                             2012      8.52         9.50         838.19
                                                             2013      9.50        10.39           0.00


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


                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Morgan Stanley Mid Cap Growth Investment Division
  (Class B) (10/7/2011)................................. 2011    $12.29       $12.46      26,713.74
                                                         2012     12.46        13.34      17,175.14
                                                         2013     13.34        18.17       8,994.17
                                                         2014     18.17        17.98       3,099.77

MSCI EAFE(R) Index Investment Division (Class B)
  (10/7/2011)........................................... 2011     10.03        10.13      99,290.99
                                                         2012     10.13        11.71      49,876.44
                                                         2013     11.71        13.94      30,924.84
                                                         2014     13.94        12.80      22,005.61

Neuberger Berman Genesis Investment Division (Class B)
  (10/7/2011)........................................... 2011     14.32        15.77      20,589.40
                                                         2012     15.77        16.95       8,252.77
                                                         2013     16.95        22.95       4,818.19
                                                         2014     22.95        22.42           0.00

Neuberger Berman Genesis Investment Division (Class B)
  (formerly MLA Mid Cap Investment Division (Class B))
  (10/7/2011)........................................... 2011     12.49        13.62      15,211.89
                                                         2012     13.62        14.05       8,935.83
                                                         2013     14.05        15.20           0.00

Oppenheimer Global Equity Investment Division (Class B)
  (10/7/2011)........................................... 2011     14.87        15.32      29,824.08
                                                         2012     15.32        18.19      18,629.18
                                                         2013     18.19        22.65       5,000.85
                                                         2014     22.65        22.66         699.38

Oppenheimer Global Equity Investment Division (Class B)
  (formerly Met/Templeton Growth Investment Division
  (Class B)) (10/7/2011)................................ 2011      7.83         8.17       1,202.27
                                                         2012      8.17         9.78         103.95
                                                         2013      9.78        10.38           0.00

PanAgora Global Diversified Risk Investment Division
  (Class B) (4/28/2014)................................. 2014      0.99         1.03           0.00

PIMCO Inflation Protected Bond Investment Division
  (Class B) (10/7/2011)................................. 2011     14.02        14.27      50,885.16
                                                         2012     14.27        15.25      40,821.09
                                                         2013     15.25        13.56      32,887.87
                                                         2014     13.56        13.66      23,879.20

PIMCO Total Return Investment Division (Class B)
  (10/7/2011)........................................... 2011     15.21        15.52     175,720.58
                                                         2012     15.52        16.62     100,588.64
                                                         2013     16.62        15.97      80,434.82
                                                         2014     15.97        16.30      66,164.16

Pioneer Strategic Income Investment Division (Class E)
  (10/7/2011)........................................... 2011     22.22        22.74      21,394.23
                                                         2012     22.74        24.83      17,557.77
                                                         2013     24.83        24.67      17,931.30
                                                         2014     24.67        25.24      17,723.16


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


                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
Pyramis(R) Government Income Investment Division (Class B)
  (10/7/2011).............................................. 2011    $10.58       $10.70           0.00
                                                            2012     10.70        10.82       4,725.36
                                                            2013     10.82        10.12       1,336.14
                                                            2014     10.12        10.66           0.00

Pyramis(R) Managed Risk Investment Division (Class B)
  (4/29/2013).............................................. 2013     10.21        10.70           0.00
                                                            2014     10.70        11.39           0.00

Russell 2000(R) Index Investment Division (Class B)
  (10/7/2011).............................................. 2011     13.86        15.62      33,343.31
                                                            2012     15.62        17.76      21,512.18
                                                            2013     17.76        24.05       9,099.15
                                                            2014     24.05        24.68       2,640.65

Schroders Global Multi-Asset Investment Division (Class B)
  (4/30/2012).............................................. 2012      1.01         1.06       5,800.38
                                                            2013      1.06         1.14      12,569.60
                                                            2014      1.14         1.21      12,440.34

SSgA Growth and Income ETF Investment Division (Class B)
  (10/7/2011).............................................. 2011     10.58        11.17     329,553.88
                                                            2012     11.17        12.35     312,475.42
                                                            2013     12.35        13.67     109,960.41
                                                            2014     13.67        14.17      88,955.92

SSgA Growth ETF Investment Division (Class B)
  (10/7/2011).............................................. 2011      9.83        10.43      23,889.08
                                                            2012     10.43        11.75      21,231.13
                                                            2013     11.75        13.60       3,933.45
                                                            2014     13.60        14.04           0.00

T. Rowe Price Large Cap Growth Investment Division
  (Class B)................................................ 2013     15.85        19.92      29,455.13
                                                            2014     19.92        21.24      11,135.36

T. Rowe Price Large Cap Growth Investment Division
  (Class B) (formerly RCM Technology Investment Division
  (Class B)) (10/7/2011)................................... 2011      5.70         5.72     128,984.56
                                                            2012      5.72         6.29      73,697.73
                                                            2013      6.29         6.56           0.00

T. Rowe Price Mid Cap Growth Investment Division
  (Class B) (10/7/2011).................................... 2011      8.83         9.47     134,850.19
                                                            2012      9.47        10.54      88,029.90
                                                            2013     10.54        14.11      60,387.69
                                                            2014     14.11        15.59      36,071.22

T. Rowe Price Small Cap Growth Investment Division
  (Class B) (10/7/2011).................................... 2011     14.78        16.47      26,835.49
                                                            2012     16.47        18.70      15,031.37
                                                            2013     18.70        26.41       7,561.46
                                                            2014     26.41        27.60       4,931.38


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


                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
Van Eck Global Natural Resources Investment Division
  (Class B) (10/7/2011)................................... 2011   $ 14.52      $ 15.14      1,027.34
                                                           2012     15.14        15.21      1,661.90
                                                           2013     15.21        16.51      1,411.83
                                                           2014     16.51        13.13      1,264.67

Western Asset Management U.S. Government Investment
  Division (Class B) (10/7/2011).......................... 2011     16.06        16.13     33,008.38
                                                           2012     16.13        16.28      7,940.14
                                                           2013     16.28        15.81      2,080.22
                                                           2014     15.81        15.88      1,592.74

WMC Core Equity Opportunities Investment Division
  (formerly Davis Venture Value Investment Division
  (Class B)) (10/7/2011).................................. 2011     25.50        27.85     32,821.66
                                                           2012     27.85        30.73     11,771.53
                                                           2013     30.73        40.15      5,073.25
                                                           2014     40.15        43.41      1,921.64

WMC Large Cap Research Investment Division (formerly
  BlackRock Large Cap Core Investment Division (Class B))
  (10/7/2011)............................................. 2011     48.30        52.12      3,407.29
                                                           2012     52.12        57.91      3,116.40
                                                           2013     57.91        76.18      2,099.65
                                                           2014     76.18        84.72         18.09

AT 2.30 SEPARATE ACCOUNT CHARGE:
--------------------------------
American Funds Global Small Capitalization Investment
  Division (Class 2) (10/7/2011).......................... 2011     21.29        21.92     89,152.02
                                                           2012     21.92        25.31     54,019.83
                                                           2013     25.31        31.73     23,248.89
                                                           2014     31.73        31.67      9,539.90

American Funds Growth-Income Investment Division
  (Class 2) (10/7/2011)................................... 2011     73.74        78.77     26,286.99
                                                           2012     78.77        90.43     13,723.88
                                                           2013     90.43       117.98      5,229.67
                                                           2014    117.98       127.56      1,991.39


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


                                                                  2.10 SEPARATE ACCOUNT CHARGE
                                                           -------------------------------------------
                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
AllianceBernstein Global Dynamic Allocation Investment
  Division (Class B) (10/7/2011).......................... 2011    $ 9.40       $ 9.69           0.00
                                                           2012      9.69        10.44           0.00
                                                           2013     10.44        11.36           0.00
                                                           2014     11.36        11.94           0.00

Allianz Global Investors Dynamic Multi-Asset Plus
  investment Division (Class B) (4/28/2014)............... 2014      0.99         1.03           0.00

American Funds(R) Balanced Allocation Investment Division
  (Class C) (10/7/2011)................................... 2011      8.93         9.30      60,129.42
                                                           2012      9.30        10.33      58,058.54
                                                           2013     10.33        12.00      25,080.58
                                                           2014     12.00        12.46      24,239.94

American Funds(R) Growth Allocation Investment Division
  (Class C) (10/7/2011)................................... 2011      8.18         8.61     262,539.05
                                                           2012      8.61         9.79     207,904.55
                                                           2013      9.79        11.99     195,158.92
                                                           2014     11.99        12.50     184,074.78

American Funds(R) Growth Investment Division (Class C)
  (10/7/2011)............................................. 2011      7.97         8.43           0.00
                                                           2012      8.43         9.70           0.00
                                                           2013      9.70        12.32           0.00
                                                           2014     12.32        13.06           0.00

American Funds(R) Moderate Allocation Investment Division
  (Class C) (10/7/2011)................................... 2011      9.43         9.75      69,926.04
                                                           2012      9.75        10.59     104,718.84
                                                           2013     10.59        11.77     101,003.59
                                                           2014     11.77        12.23      97,545.38

AQR Global Risk Balanced Investment Division (Class B)
  (10/7/2011)............................................. 2011     10.16        10.55           0.00
                                                           2012     10.55        11.42           0.00
                                                           2013     11.42        10.80       2,396.99
                                                           2014     10.80        11.00       5,255.12

Baillie Gifford International Stock Investment Division
  (Class B) (10/7/2011)................................... 2011      9.23         9.24           0.00
                                                           2012      9.24        10.80           0.00
                                                           2013     10.80        12.17           0.00
                                                           2014     12.17        11.52           0.00

Barclays Aggregate Bond Index Investment Division
  (Class B) (10/7/2011)................................... 2011     14.82        14.98       5,800.43
                                                           2012     14.98        15.20       4,302.67
                                                           2013     15.20        14.50       7,543.58
                                                           2014     14.50        14.98       7,973.53

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
BlackRock Bond Income Investment Division (Class B)
  (10/7/2011).............................................. 2011   $ 44.78      $ 45.44        503.15
                                                            2012     45.44        47.73        395.43
                                                            2013     47.73        46.27        420.87
                                                            2014     46.27        48.39        407.88

BlackRock Capital Appreciation Investment Division
  (Class B) (10/7/2011).................................... 2011     24.23        25.16          0.00
                                                            2012     25.16        28.11          0.00
                                                            2013     28.11        36.86          0.00
                                                            2014     36.86        39.21          0.00

BlackRock Global Tactical Strategies Investment Division
  (Class B) (10/7/2011).................................... 2011      9.24         9.52          0.00
                                                            2012      9.52        10.17          0.00
                                                            2013     10.17        10.99          0.00
                                                            2014     10.99        11.40          0.00

BlackRock Large Cap Value Investment Division (Class B)
  (10/7/2011).............................................. 2011      9.42        10.38        603.54
                                                            2012     10.38        11.58          0.00
                                                            2013     11.58        14.94          0.00
                                                            2014     14.94        16.05          0.00

BlackRock Money Market Investment Division (Class B)
  (10/7/2011).............................................. 2011     18.91        18.82          0.00
                                                            2012     18.82        18.43          0.00
                                                            2013     18.43        18.05          0.00
                                                            2014     18.05        17.67          0.00

Clarion Global Real Estate Investment Division (Class B)
  (10/7/2011).............................................. 2011     11.81        12.58      7,443.84
                                                            2012     12.58        15.52      6,441.63
                                                            2013     15.52        15.73      9,024.00
                                                            2014     15.73        17.45      8,760.82

ClearBridge Aggressive Growth Investment Division
  (Class B) (10/7/2011).................................... 2011      6.58         7.12      7,895.98
                                                            2012      7.12         8.27      7,600.61
                                                            2013      8.27        11.79      7,129.66
                                                            2014     11.79        13.73      6,968.03

ClearBridge Aggressive Growth Investment Division
  (formerly ClearBridge Aggressive Growth II Investment
  Division and before that Janus Forty Investment Division
  (Class B)) (10/7/2011)................................... 2011    111.17       115.07        274.82
                                                            2012    115.07       138.03        266.96
                                                            2013    138.03       174.08        266.96
                                                            2014    174.08       180.87          0.00

Frontier Mid Cap Growth Investment Division (Class B)
  (10/7/2011).............................................. 2011     33.85        36.29         43.35
                                                            2012     36.29        39.34          0.00
                                                            2013     39.34        51.01          0.00
                                                            2014     51.01        55.39          0.00

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
Harris Oakmark International Investment Division (Class B)
  (10/7/2011).............................................. 2011    $15.69       $15.70      3,349.03
                                                            2012     15.70        19.87      3,215.01
                                                            2013     19.87        25.39      3,009.31
                                                            2014     25.39        23.42      2,940.90

Invesco Balanced-Risk Allocation Investment Division
  (Class B) (4/30/2012).................................... 2012      1.01         1.04          0.00
                                                            2013      1.04         1.04     25,910.72
                                                            2014      1.04         1.07     70,890.17

Invesco Mid Cap Value Investment Division (Class B)
  (formerly Lord Abbett Mid Cap Value Investment Division
  (Class B)) (10/7/2011)................................... 2011     18.96        20.98      1,771.72
                                                            2012     20.98        23.15          0.00

Invesco Mid Cap Value Investment Division (formerly Lord
  Abbett Mid Cap Value Investment Division (Class B))...... 2012     23.04        23.57      1,206.50
                                                            2013     23.57        30.08      1,026.81
                                                            2014     30.08        32.30        979.28

Invesco Small Cap Growth Investment Division (Class B)
  (10/7/2011).............................................. 2011     13.29        14.44          0.00
                                                            2012     14.44        16.71          0.00
                                                            2013     16.71        22.94          0.00
                                                            2014     22.94        24.24          0.00

Jennison Growth Investment Division (Class B)
  (10/7/2011).............................................. 2011      4.49         4.67          0.00
                                                            2012      4.67         5.28          0.00
                                                            2013      5.28         7.07          0.00
                                                            2014      7.07         7.53          0.00

Jennison Growth Investment Division (Class B) (formerly
  Oppenheimer Capital Appreciation Investment Division
  (Class B)) (10/7/2011)................................... 2011      7.12         7.57          0.00
                                                            2012      7.57         8.50          0.00

JPMorgan Core Bond Investment Division (Class B)
  (4/29/2013).............................................. 2013     10.84        10.26          0.00
                                                            2014     10.26        10.56          0.00

JPMorgan Core Bond Investment Division (Class B)
  (formerly American Funds(R) Bond Investment Division
  (Class C)) (10/7/2011)................................... 2011     10.40        10.52          0.00
                                                            2012     10.52        10.81          0.00
                                                            2013     10.81        10.78          0.00

JPMorgan Global Active Allocation Investment Division
  (Class B) (4/30/2012).................................... 2012      1.01         1.04          0.00
                                                            2013      1.04         1.13     12,495.59
                                                            2014      1.13         1.18     29,691.71


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


                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
JPMorgan Small Cap Value Investment Division (Class B)
  (10/7/2011)............................................... 2011    $11.19       $12.40          0.00
                                                             2012     12.40        14.00          0.00
                                                             2013     14.00        18.22          0.00
                                                             2014     18.22        18.62          0.00

Loomis Sayles Global Markets Investment Division (Class B)
  (10/7/2011)............................................... 2011     11.55        12.17          0.00
                                                             2012     12.17        13.94          0.00
                                                             2013     13.94        15.99      4,028.78
                                                             2014     15.99        16.20      3,937.44

Loomis Sayles Global Markets Investment Division (Class B)
  (formerly Met/Franklin Income Investment Division
  (Class B)) (10/7/2011).................................... 2011     10.19        10.89      5,188.27
                                                             2012     10.89        12.00      4,994.18
                                                             2013     12.00        12.49          0.00

Loomis Sayles Small Cap Core Investment Division (Class B)
  (10/7/2011)............................................... 2011     27.81        31.24      1,834.50
                                                             2012     31.24        34.95      1,765.87
                                                             2013     34.95        48.15      1,656.46
                                                             2014     48.15        48.80      1,618.91

Lord Abbett Bond Debenture Investment Division (Class B)
  (10/7/2011)............................................... 2011     20.25        21.41      3,485.91
                                                             2012     21.41        23.67      2,526.75
                                                             2013     23.67        25.03      2,370.19
                                                             2014     25.03        25.70      2,316.46

Met/Artisan Mid Cap Value Investment Division (Class B)
  (10/7/2011)............................................... 2011     25.15        27.63      2,111.19
                                                             2012     27.63        30.19      2,032.21
                                                             2013     30.19        40.36      1,906.30
                                                             2014     40.36        40.18      1,863.08

Met/Dimensional International Small Company Investment
  Division (Class B) (10/7/2011)............................ 2011     13.93        13.92          0.00
                                                             2012     13.92        16.07          0.00
                                                             2013     16.07        20.09          0.00
                                                             2014     20.09        18.35          0.00

Met/Eaton Vance Floating Rate Investment Division (Class B)
  (10/7/2011)............................................... 2011      9.90        10.16          0.00
                                                             2012     10.16        10.68          0.00
                                                             2013     10.68        10.85          0.00
                                                             2014     10.85        10.71          0.00

Met/Franklin Low Duration Total Return Investment Division
  (Class B) (10/7/2011)..................................... 2011      9.68         9.72          0.00
                                                             2012      9.72         9.93          0.00
                                                             2013      9.93         9.84          0.00
                                                             2014      9.84         9.74          0.00


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


                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
Met/Templeton International Bond Investment Division
  (Class B) (10/7/2011).................................... 2011    $11.74       $11.77          0.00
                                                            2012     11.77        13.17          0.00
                                                            2013     13.17        13.03          0.00
                                                            2014     13.03        12.90          0.00

MetLife Asset Allocation 100 Investment Division (formerly
  MetLife Aggressive Strategy Investment Division
  (Class B)) (10/7/2011)................................... 2011      9.38         9.93          0.00
                                                            2012      9.93        11.36          0.00
                                                            2013     11.36        14.40          0.00
                                                            2014     14.40        14.82          0.00

MetLife Asset Allocation 20 Investment Division (formerly
  MetLife Conservative Allocation Investment Division
  (Class B)) (10/7/2011)................................... 2011     11.68        11.95     20,837.13
                                                            2012     11.95        12.78     20,618.39
                                                            2013     12.78        13.05     20,390.62
                                                            2014     13.05        13.35     20,161.47

MetLife Asset Allocation 40 Investment Division (formerly
  MetLife Conservative to Moderate Allocation Investment
  Division (Class B)) (10/7/2011).......................... 2011     11.19        11.56          0.00
                                                            2012     11.56        12.62          0.00
                                                            2013     12.62        13.71          0.00
                                                            2014     13.71        14.08          0.00

MetLife Asset Allocation 60 Investment Division (formerly
  MetLife Moderate Allocation Investment Division
  (Class B)) (10/7/2011)................................... 2011     10.65        11.09     23,831.59
                                                            2012     11.09        12.29     23,538.04
                                                            2013     12.29        14.21      1,260.00
                                                            2014     14.21        14.61          0.00

MetLife Asset Allocation 80 Investment Division (formerly
  MetLife Growth Strategy Investment Division (Class B)
  and before that Met/Franklin Templeton Founding Strategy
  Investment Division (Class B)) (10/7/2011)............... 2011      8.57         9.13          0.00
                                                            2012      9.13        10.38          0.00
                                                            2013     10.38        11.15          0.00

MetLife Asset Allocation 80 Investment Division (formerly
  MetLife Growth Strategy Investment Division (Class B))
  (4/29/2013).............................................. 2013     11.22        12.73          0.00
                                                            2014     12.73        12.65          0.00

MetLife Asset Allocation 80 Investment Division (formerly
  MetLife Moderate to Aggressive Allocation Investment
  Division (Class B)) (10/7/2011).......................... 2011     10.03        10.55     48,932.06
                                                            2012     10.55        11.92     48,480.95
                                                            2013     11.92        14.52     65,547.25
                                                            2014     14.52        14.96     64,968.52


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


                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
MetLife Balanced Plus Investment Division (Class B)
  (10/7/2011)............................................... 2011    $ 9.16       $ 9.33          0.00
                                                             2012      9.33        10.34          0.00
                                                             2013     10.34        11.58      3,115.98
                                                             2014     11.58        12.43      7,307.85

MetLife Mid Cap Stock Index Investment Division (Class B)
  (10/7/2011)............................................... 2011     14.10        15.48        994.35
                                                             2012     15.48        17.79        972.31
                                                             2013     17.79        23.14      1,233.77
                                                             2014     23.14        24.75      1,214.29

MetLife Multi-Index Targeted Risk Investment Division
  (Class B) (11/12/2012).................................... 2012      0.98         1.01          0.00
                                                             2013      1.01         1.11     55,379.09
                                                             2014      1.11         1.19     54,725.18

MetLife Stock Index Investment Division (Class B)
  (10/7/2011)............................................... 2011     30.54        33.21      5,948.06
                                                             2012     33.21        37.53      5,751.27
                                                             2013     37.53        48.40      7,187.22
                                                             2014     48.40        53.61      6,784.31

MFS(R) Emerging Markets Equity Investment Division
  (Class B) (10/7/2011)..................................... 2011      9.41         9.68          0.00
                                                             2012      9.68        11.27          0.00
                                                             2013     11.27        10.49          0.00
                                                             2014     10.49         9.60          0.00

MFS(R) Research International Investment Division (Class B)
  (10/7/2011)............................................... 2011     11.68        11.83          0.00
                                                             2012     11.83        13.52          0.00
                                                             2013     13.52        15.79          0.00
                                                             2014     15.79        14.39          0.00

MFS(R) Total Return Investment Division (Class B)
  (10/7/2011)............................................... 2011     35.65        37.66          0.00
                                                             2012     37.66        41.04          0.00
                                                             2013     41.04        47.71          0.00
                                                             2014     47.71        50.62          0.00

MFS(R) Value Investment Division (Class B) (10/7/2011)...... 2011      9.88        10.77          0.00
                                                             2012     10.77        12.26          0.00
                                                             2013     12.26        16.26          0.00
                                                             2014     16.26        17.61          0.00

MFS(R) Value Investment Division (Class B) (formerly Met/
  Franklin Mutual Shares Investment Division (Class B))
  (10/7/2011)............................................... 2011      7.84         8.50          0.00
                                                             2012      8.50         9.48          0.00
                                                             2013      9.48        10.36          0.00

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Morgan Stanley Mid Cap Growth Investment Division
  (Class B) (10/7/2011)................................. 2011    $12.20       $12.36          0.00
                                                         2012     12.36        13.23          0.00
                                                         2013     13.23        18.01          0.00
                                                         2014     18.01        17.82          0.00

MSCI EAFE(R) Index Investment Division (Class B)
  (10/7/2011)........................................... 2011      9.97        10.06      4,494.63
                                                         2012     10.06        11.63      4,582.47
                                                         2013     11.63        13.84      6,149.77
                                                         2014     13.84        12.70      6,799.19

Neuberger Berman Genesis Investment Division (Class B)
  (10/7/2011)........................................... 2011     14.24        15.68        200.05
                                                         2012     15.68        16.85          0.00
                                                         2013     16.85        22.80          0.00
                                                         2014     22.80        22.26          0.00

Neuberger Berman Genesis Investment Division (Class B)
  (formerly MLA Mid Cap Investment Division (Class B))
  (10/7/2011)........................................... 2011     12.43        13.55          0.00
                                                         2012     13.55        13.97          0.00
                                                         2013     13.97        15.11          0.00

Oppenheimer Global Equity Investment Division (Class B)
  (10/7/2011)........................................... 2011     14.76        15.21      4,968.61
                                                         2012     15.21        18.04      4,726.77
                                                         2013     18.04        22.46      3,801.79
                                                         2014     22.46        22.46      3,708.74

Oppenheimer Global Equity Investment Division (Class B)
  (formerly Met/Templeton Growth Investment Division
  (Class B)) (10/7/2011)................................ 2011      7.81         8.16          0.00
                                                         2012      8.16         9.76          0.00
                                                         2013      9.76        10.35          0.00

PanAgora Global Diversified Risk Investment Division
  (Class B) (4/28/2014)................................. 2014      0.99         1.03          0.00

PIMCO Inflation Protected Bond Investment Division
  (Class B) (10/7/2011)................................. 2011     13.96        14.20      9,283.54
                                                         2012     14.20        15.18      8,983.71
                                                         2013     15.18        13.48      8,751.78
                                                         2014     13.48        13.59      8,672.18

PIMCO Total Return Investment Division (Class B)
  (10/7/2011)........................................... 2011     15.13        15.44      4,708.68
                                                         2012     15.44        16.52      3,397.61
                                                         2013     16.52        15.87      3,187.09
                                                         2014     15.87        16.19      3,114.83

Pioneer Strategic Income Investment Division (Class E)
  (10/7/2011)........................................... 2011     22.03        22.54          0.00
                                                         2012     22.54        24.60          0.00
                                                         2013     24.60        24.43          0.00
                                                         2014     24.43        24.98          0.00


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


                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
Pyramis(R) Government Income Investment Division (Class B)
  (10/7/2011).............................................. 2011    $10.58       $10.70          0.00
                                                            2012     10.70        10.81          0.00
                                                            2013     10.81        10.10          0.00
                                                            2014     10.10        10.64          0.00

Pyramis(R) Managed Risk Investment Division (Class B)
  (4/29/2013).............................................. 2013     10.21        10.70          0.00
                                                            2014     10.70        11.38          0.00

Russell 2000(R) Index Investment Division (Class B)
  (10/7/2011).............................................. 2011     13.77        15.52      1,004.61
                                                            2012     15.52        17.63        997.02
                                                            2013     17.63        23.86      1,215.23
                                                            2014     23.86        24.49      1,238.54

Schroders Global Multi-Asset Investment Division (Class B)
  (4/30/2012).............................................. 2012      1.01         1.06          0.00
                                                            2013      1.06         1.14     30,893.71
                                                            2014      1.14         1.20     73,532.29

SSgA Growth and Income ETF Investment Division (Class B)
  (10/7/2011).............................................. 2011     10.55        11.14     37,737.11
                                                            2012     11.14        12.31     37,303.12
                                                            2013     12.31        13.61     36,876.63
                                                            2014     13.61        14.10     36,454.56

SSgA Growth ETF Investment Division (Class B)
  (10/7/2011).............................................. 2011      9.80        10.40          0.00
                                                            2012     10.40        11.71          0.00
                                                            2013     11.71        13.54          0.00
                                                            2014     13.54        13.97          0.00

T. Rowe Price Large Cap Growth Investment Division
  (Class B)................................................ 2013     15.73        19.77      1,165.08
                                                            2014     19.77        21.07      1,085.95

T. Rowe Price Large Cap Growth Investment Division
  (Class B) (formerly RCM Technology Investment Division
  (Class B)) (10/7/2011)................................... 2011      5.67         5.69          0.00
                                                            2012      5.69         6.25          0.00
                                                            2013      6.25         6.52          0.00

T. Rowe Price Mid Cap Growth Investment Division
  (Class B) (10/7/2011).................................... 2011      8.79         9.42          0.00
                                                            2012      9.42        10.48          0.00
                                                            2013     10.48        14.02          0.00
                                                            2014     14.02        15.48          0.00

T. Rowe Price Small Cap Growth Investment Division
  (Class B) (10/7/2011).................................... 2011     14.67        16.34          0.00
                                                            2012     16.34        18.55          0.00
                                                            2013     18.55        26.19          0.00
                                                            2014     26.19        27.35          0.00

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
Van Eck Global Natural Resources Investment Division
  (Class B) (10/7/2011)................................... 2011   $ 14.50      $ 15.12          0.00
                                                           2012     15.12        15.18          0.00
                                                           2013     15.18        16.46          0.00
                                                           2014     16.46        13.09          0.00

Western Asset Management U.S. Government Investment
  Division (Class B) (10/7/2011).......................... 2011     15.92        15.99          0.00
                                                           2012     15.99        16.13          0.00
                                                           2013     16.13        15.66          0.00
                                                           2014     15.66        15.72          0.00

WMC Core Equity Opportunities Investment Division
  (formerly Davis Venture Value Investment Division
  (Class B)) (10/7/2011).................................. 2011     25.28        27.61        485.75
                                                           2012     27.61        30.45        479.28
                                                           2013     30.45        39.77        412.30
                                                           2014     39.77        42.97        392.76

WMC Large Cap Research Investment Division (formerly
  BlackRock Large Cap Core Investment Division (Class B))
  (10/7/2011)............................................. 2011     47.62        51.38          0.00
                                                           2012     51.38        57.06          0.00
                                                           2013     57.06        75.03          0.00
                                                           2014     75.03        83.39          0.00

AT 2.35 SEPARATE ACCOUNT CHARGE:
--------------------------------
American Funds Global Small Capitalization Investment
  Division (Class 2) (10/7/2011).......................... 2011     21.15        21.77      1,436.29
                                                           2012     21.77        25.12        589.52
                                                           2013     25.12        31.48        516.90
                                                           2014     31.48        31.40        540.06

American Funds Growth-Income Investment Division
  (Class 2) (10/7/2011)................................... 2011     72.73        77.68        520.88
                                                           2012     77.68        89.13        165.24
                                                           2013     89.13       116.23        142.17
                                                           2014    116.23       125.60        134.55



The assets of the ClearBridge Aggressive Growth II Investment Division of the Met Investors Fund merged into ClearBridge Aggressive Growth Investment Division of the Met Investors Fund on April 28, 2014. Accumulation Unit Values prior to April 28, 2014 are those of the ClearBridge Aggressive Growth II Investment Division.

The assets of the MetLife Growth Strategy Investment Division of the Met Investors Fund merged into MetLife Asset Allocation 80 Investment Division of the Metropolitan Fund on April 28, 2014. Accumulation Unit Values prior to April 28, 2014 are those of the MetLife Growth Strategy Investment Division.


The assets of the Met/Franklin Income Investment Division of the Met Investors Fund were merged into Loomis Sayles Global Markets Investment Division of the Met Investors Fund on April 29, 2013. Accumulation Unit Values prior to
April 29, 2013 are those of the Met/Franklin Income Investment Division.

The assets of the Met/Franklin Mutual Shares Investment Division of the Met Investors Fund were merged into MFS(R) Value Investment Division of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to
April 29, 2013 are those of the Met/Franklin Mutual Shares Investment Division.

The assets of the Met/Franklin Templeton Founding Strategy Investment Division of the Met Investors Fund were merged into MetLife Growth Strategy Investment Division of the Met Investors Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Met/Franklin Templeton Founding Strategy Investment Division.

The assets of the MLA Mid Cap Investment Division of the Met Investors Fund were merged into Neuberger Berman Genesis Investment Division of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the MLA Mid Cap Investment Division.

The assets of the RCM Technology Investment Division of the Met Investors Fund were merged into T. Rowe Price Large Cap Growth Investment Division of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to
April 29, 2013 are those of the RCM Technology Investment Division.

The assets of the Met/Templeton Growth Investment Division of the Met Investors Fund were merged into Oppenheimer Global Equity Investment Division of the Met Investors Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Met/Templeton Growth Investment Division.

The assets of the Oppenheimer Global Equity Investment Division of the Metropolitan Fund were merged into Oppenheimer Global Equity Investment Division of the Met Investors Trust on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Oppenheimer Global Equity Portfolio of the Metropolitan Fund.

C Class shares of the JP Morgan Core Bond Investment Division of the Met Investors Fund were exchanged for B Class shares of the JP Morgan Core Bond Investment Division of the Met Investors Fund on April 29, 2013.

The assets of the Oppenheimer Capital Appreciation Investment Division of the Met Investors Fund were merged into the Jennison Growth Investment Division of the Metropolitan Fund on April 30, 2012. Accumulation Unit Values prior to April 30, 2012 are those of the Oppenheimer Capital Appreciation Investment Division.

The assets of the Lord Abbett Mid Cap Value Investment Division (formerly the Neuberger Berman Mid Cap Value Division) of the Metropolitan Fund were merged into the Lord Abbett Mid Cap Value Investment Division of the Met Investors Fund on April 30, 2012. Accumulation Unit Values prior to April 30, 2012 are those of the Lord Abbett Mid Cap Value Investment Division of the Metropolitan Fund.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
Metropolitan Life Separate Account E
and Board of Directors of
Metropolitan Life Insurance Company

We have audited the accompanying statements of assets and liabilities of Metropolitan Life Separate Account E (the "Separate Account") of Metropolitan Life Insurance Company (the "Company") comprising each of the individual Investment Divisions listed in Note 2.A as of December 31, 2014, the related statements of operations for the respective stated period in the year then ended, the statements of changes in net assets for the respective stated periods in the two years then ended, and the financial highlights in Note 8 for the respective stated periods in the five years then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2014, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Investment Divisions constituting the Separate Account of the Company as of December 31, 2014, the results of their operations for the respective stated period in the year then ended, the changes in their net assets for the respective stated periods in the two years then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.



/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 27, 2015

This page is intentionally left blank.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2014


                                                                     AMERICAN FUNDS
                                              AMERICAN FUNDS          GLOBAL SMALL          AMERICAN FUNDS         AMERICAN FUNDS
                                                   BOND              CAPITALIZATION             GROWTH              GROWTH-INCOME
                                            INVESTMENT DIVISION    INVESTMENT DIVISION    INVESTMENT DIVISION    INVESTMENT DIVISION
                                           --------------------   --------------------   --------------------   --------------------
ASSETS:
   Investments at fair value.............  $        105,024,772   $        552,527,011   $      1,071,813,845   $       871,662,800
   Due from Metropolitan Life
     Insurance Company...................                    --                     --                     --                    --
                                           --------------------   --------------------   --------------------   --------------------
        Total Assets.....................           105,024,772            552,527,011          1,071,813,845           871,662,800
                                           --------------------   --------------------   --------------------   --------------------
LIABILITIES:
   Accrued fees..........................                    13                     11                     14                    12
   Due to Metropolitan Life
     Insurance Company...................                     5                      3                      5                   140
                                           --------------------   --------------------   --------------------   --------------------
        Total Liabilities................                    18                     14                     19                   152
                                           --------------------   --------------------   --------------------   --------------------

NET ASSETS...............................  $        105,024,754   $        552,526,997   $      1,071,813,826   $       871,662,648
                                           ====================   ====================   ====================   ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....  $        104,852,413   $        552,142,903   $      1,071,076,160   $       871,055,662
   Net assets from contracts in payout...               172,341                384,094                737,666               606,986
                                           --------------------   --------------------   --------------------   --------------------
        Total Net Assets.................  $        105,024,754   $        552,526,997   $      1,071,813,826   $       871,662,648
                                           ====================   ====================   ====================   ====================


 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014



                                             CALVERT VP SRI        CALVERT VP SRI         FIDELITY VIP          FIDELITY VIP
                                                BALANCED           MID CAP GROWTH          CONTRAFUND           EQUITY-INCOME
                                           INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                          --------------------  --------------------  --------------------  ---------------------
ASSETS:
   Investments at fair value............  $         58,809,998  $         13,652,993  $             10,690  $          92,690,114
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                    --                     --
                                          --------------------  --------------------  --------------------  ---------------------
        Total Assets....................            58,809,998            13,652,993                10,690             92,690,114
                                          --------------------  --------------------  --------------------  ---------------------
LIABILITIES:
   Accrued fees.........................                     2                    --                    --                      2
   Due to Metropolitan Life
     Insurance Company..................                     1                    --                     1                      1
                                          --------------------  --------------------  --------------------  ---------------------
        Total Liabilities...............                     3                    --                     1                      3
                                          --------------------  --------------------  --------------------  ---------------------

NET ASSETS..............................  $         58,809,995  $         13,652,993  $             10,689  $          92,690,111
                                          ====================  ====================  ====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         58,809,995  $         13,652,993  $             10,689  $          91,377,667
   Net assets from contracts in payout..                    --                    --                    --              1,312,444
                                          --------------------  --------------------  --------------------  ---------------------
        Total Net Assets................  $         58,809,995  $         13,652,993  $             10,689  $          92,690,111
                                          ====================  ====================  ====================  =====================

                                                                                                                 FIDELITY VIP
                                              FIDELITY VIP           FIDELITY VIP                              INVESTMENT GRADE
                                            FUNDSMANAGER 50%       FUNDSMANAGER 60%     FIDELITY VIP GROWTH          BOND
                                           INVESTMENT DIVISION    INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                          ---------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $         230,170,102  $        289,729,524  $         98,045,015  $         15,822,819
   Due from Metropolitan Life
     Insurance Company..................                     --                    --                    --                    --
                                          ---------------------  --------------------  --------------------  --------------------
        Total Assets....................            230,170,102           289,729,524            98,045,015            15,822,819
                                          ---------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     --                    --                    --                    --
   Due to Metropolitan Life
     Insurance Company..................                     --                    --                    --                     1
                                          ---------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     --                    --                    --                     1
                                          ---------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $         230,170,102  $        289,729,524  $         98,045,015  $         15,822,818
                                          =====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         230,170,102  $        289,729,524  $         98,045,015  $         15,822,818
   Net assets from contracts in payout..                     --                    --                    --                    --
                                          ---------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $         230,170,102  $        289,729,524  $         98,045,015  $         15,822,818
                                          =====================  ====================  ====================  ====================

                                                                     LMPVET PERMAL
                                              FIDELITY VIP            ALTERNATIVE
                                              MONEY MARKET            SELECT VIT
                                           INVESTMENT DIVISION    INVESTMENT DIVISION
                                          --------------------  ---------------------
ASSETS:
   Investments at fair value............  $          8,033,349  $              28,863
   Due from Metropolitan Life
     Insurance Company..................                    --                     --
                                          --------------------  ---------------------
        Total Assets....................             8,033,349                 28,863
                                          --------------------  ---------------------
LIABILITIES:
   Accrued fees.........................                    --                      3
   Due to Metropolitan Life
     Insurance Company..................                    --                     --
                                          --------------------  ---------------------
        Total Liabilities...............                    --                      3
                                          --------------------  ---------------------

NET ASSETS..............................  $          8,033,349  $              28,860
                                          ====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          8,033,349  $              28,860
   Net assets from contracts in payout..                    --                     --
                                          --------------------  ---------------------
        Total Net Assets................  $          8,033,349  $              28,860
                                          ====================  =====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                                 MIST                   MIST
                                           ALLIANCEBERNSTEIN       ALLIANZ GLOBAL         MIST AMERICAN         MIST AMERICAN
                                            GLOBAL DYNAMIC        INVESTORS DYNAMIC      FUNDS BALANCED         FUNDS GROWTH
                                              ALLOCATION          MULTI-ASSET PLUS         ALLOCATION            ALLOCATION
                                          INVESTMENT DIVISION    INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $      1,616,024,280  $         12,033,386  $        823,208,740  $        428,719,032
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................         1,616,024,280            12,033,386           823,208,740           428,719,032
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     3                     3                     3                     5
   Due to Metropolitan Life
     Insurance Company..................                     2                     2                     3                     3
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     5                     5                     6                     8
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $      1,616,024,275  $         12,033,381  $        823,208,734  $        428,719,024
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $      1,616,022,991  $         12,033,381  $        822,964,296  $        428,667,529
   Net assets from contracts in payout..                 1,284                    --               244,438                51,495
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $      1,616,024,275  $         12,033,381  $        823,208,734  $        428,719,024
                                          ====================  ====================  ====================  ====================


                                                                  MIST AMERICAN                              MIST BLACKROCK
                                             MIST AMERICAN       FUNDS MODERATE       MIST AQR GLOBAL        GLOBAL TACTICAL
                                             FUNDS GROWTH          ALLOCATION          RISK BALANCED           STRATEGIES
                                          INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION    INVESTMENT DIVISION
                                          -------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $       379,282,262  $       987,325,921  $      1,568,831,644  $      2,038,618,926
   Due from Metropolitan Life
     Insurance Company..................                   --                   --                    --                    --
                                          -------------------  -------------------  --------------------  --------------------
        Total Assets....................          379,282,262          987,325,921         1,568,831,644         2,038,618,926
                                          -------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    4                    3                     4                     3
   Due to Metropolitan Life
     Insurance Company..................                    3                    3                     1                     1
                                          -------------------  -------------------  --------------------  --------------------
        Total Liabilities...............                    7                    6                     5                     4
                                          -------------------  -------------------  --------------------  --------------------

NET ASSETS..............................  $       379,282,255  $       987,325,915  $      1,568,831,639  $      2,038,618,922
                                          ===================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       379,254,952  $       986,945,526  $      1,568,830,313  $      2,038,604,960
   Net assets from contracts in payout..               27,303              380,389                 1,326                13,962
                                          -------------------  -------------------  --------------------  --------------------
        Total Net Assets................  $       379,282,255  $       987,325,915  $      1,568,831,639  $      2,038,618,922
                                          ===================  ===================  ====================  ====================



                                             MIST BLACKROCK      MIST CLARION GLOBAL
                                               HIGH YIELD            REAL ESTATE
                                           INVESTMENT DIVISION   INVESTMENT DIVISION
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $             15,809  $        260,956,022
   Due from Metropolitan Life
     Insurance Company..................                    --                     2
                                          --------------------  --------------------
        Total Assets....................                15,809           260,956,024
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     1                     9
   Due to Metropolitan Life
     Insurance Company..................                    --                    --
                                          --------------------  --------------------
        Total Liabilities...............                     1                     9
                                          --------------------  --------------------

NET ASSETS..............................  $             15,808  $        260,956,015
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $             15,808  $        260,835,829
   Net assets from contracts in payout..                    --               120,186
                                          --------------------  --------------------
        Total Net Assets................  $             15,808  $        260,956,015
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                                                     MIST HARRIS          MIST INVESCO
                                            MIST CLEARBRIDGE           OAKMARK            BALANCED-RISK         MIST INVESCO
                                            AGGRESSIVE GROWTH       INTERNATIONAL          ALLOCATION           MID CAP VALUE
                                           INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        672,850,049  $        553,476,485  $        458,464,884  $        504,220,563
   Due from Metropolitan Life
     Insurance Company..................                     8                     2                    --                    16
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           672,850,057           553,476,487           458,464,884           504,220,579
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    10                    12                     2                     9
   Due to Metropolitan Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    10                    12                     2                     9
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        672,850,047  $        553,476,475  $        458,464,882  $        504,220,570
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        672,644,075  $        552,702,962  $        458,464,882  $        503,692,258
   Net assets from contracts in payout..               205,972               773,513                    --               528,312
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        672,850,047  $        553,476,475  $        458,464,882  $        504,220,570
                                          ====================  ====================  ====================  ====================

                                                                                          MIST JPMORGAN
                                              MIST INVESCO          MIST JPMORGAN         GLOBAL ACTIVE         MIST JPMORGAN
                                            SMALL CAP GROWTH          CORE BOND            ALLOCATION          SMALL CAP VALUE
                                           INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $         54,115,315  $         94,969,108  $        669,115,340  $         21,130,606
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................            54,115,315            94,969,108           669,115,340            21,130,606
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    18                     4                     1                     4
   Due to Metropolitan Life
     Insurance Company..................                     3                    --                     2                     2
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    21                     4                     3                     6
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $         54,115,294  $         94,969,104  $        669,115,337  $         21,130,600
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         54,090,796  $         94,967,266  $        669,115,337  $         21,129,408
   Net assets from contracts in payout..                24,498                 1,838                    --                 1,192
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $         54,115,294  $         94,969,104  $        669,115,337  $         21,130,600
                                          ====================  ====================  ====================  ====================


                                           MIST LOOMIS SAYLES     MIST LORD ABBETT
                                             GLOBAL MARKETS        BOND DEBENTURE
                                           INVESTMENT DIVISION   INVESTMENT DIVISION
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $        122,949,015  $       339,514,557
   Due from Metropolitan Life
     Insurance Company..................                    --                   --
                                          --------------------  --------------------
        Total Assets....................           122,949,015          339,514,557
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     6                   14
   Due to Metropolitan Life
     Insurance Company..................                     3                    5
                                          --------------------  --------------------
        Total Liabilities...............                     9                   19
                                          --------------------  --------------------

NET ASSETS..............................  $        122,949,006  $       339,514,538
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        122,936,971  $       339,221,039
   Net assets from contracts in payout..                12,035              293,499
                                          --------------------  --------------------
        Total Net Assets................  $        122,949,006  $       339,514,538
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                                                MIST MET/FRANKLIN
                                            MIST MET/EATON        LOW DURATION       MIST MET/TEMPLETON       MIST METLIFE
                                          VANCE FLOATING RATE     TOTAL RETURN       INTERNATIONAL BOND   ASSET ALLOCATION 100
                                          INVESTMENT DIVISION  INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                          -------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        20,128,141  $        96,688,505  $         8,355,490    $       230,931,954
   Due from Metropolitan Life
     Insurance Company..................                   --                   --                   --                     --
                                          -------------------  -------------------  --------------------  --------------------
        Total Assets....................           20,128,141           96,688,505            8,355,490            230,931,954
                                          -------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    3                    7                    1                      7
   Due to Metropolitan Life
     Insurance Company..................                    1                    3                    1                      8
                                          -------------------  -------------------  --------------------  --------------------
        Total Liabilities...............                    4                   10                    2                     15
                                          -------------------  -------------------  --------------------  --------------------

NET ASSETS..............................  $        20,128,137  $        96,688,495  $         8,355,488    $       230,931,939
                                          ===================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        20,128,137  $        96,688,495  $         8,355,488    $       223,957,805
   Net assets from contracts in payout..                   --                   --                   --              6,974,134
                                          -------------------  -------------------  --------------------  --------------------
        Total Net Assets................  $        20,128,137  $        96,688,495  $         8,355,488    $       230,931,939
                                          ===================  ===================  ====================  ====================

                                                                    MIST METLIFE
                                              MIST METLIFE           MULTI-INDEX          MIST METLIFE        MIST MFS EMERGING
                                              BALANCED PLUS         TARGETED RISK        SMALL CAP VALUE       MARKETS EQUITY
                                           INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $      3,306,532,936  $        503,156,739  $         16,801,007  $         52,734,731
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................         3,306,532,936           503,156,739            16,801,007            52,734,731
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     3                     1                     4                     5
   Due to Metropolitan Life
     Insurance Company..................                     2                     1                     1                     1
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     5                     2                     5                     6
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $      3,306,532,931  $        503,156,737  $         16,801,002  $         52,734,725
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $      3,306,531,646  $        503,156,737  $         16,801,002  $         52,734,725
   Net assets from contracts in payout..                 1,285                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $      3,306,532,931  $        503,156,737  $         16,801,002  $         52,734,725
                                          ====================  ====================  ====================  ====================


                                            MIST MFS RESEARCH    MIST MORGAN STANLEY
                                              INTERNATIONAL        MID CAP GROWTH
                                           INVESTMENT DIVISION   INVESTMENT DIVISION
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $        221,624,122  $        367,615,865
   Due from Metropolitan Life
     Insurance Company..................                    --                    --
                                          --------------------  --------------------
        Total Assets....................           221,624,122           367,615,865
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    15                    16
   Due to Metropolitan Life
     Insurance Company..................                    13                     7
                                          --------------------  --------------------
        Total Liabilities...............                    28                    23
                                          --------------------  --------------------

NET ASSETS..............................  $        221,624,094  $        367,615,842
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        221,134,899  $        367,348,688
   Net assets from contracts in payout..               489,195               267,154
                                          --------------------  --------------------
        Total Net Assets................  $        221,624,094  $        367,615,842
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                                                   MIST PANAGORA          MIST PIMCO
                                           MIST OPPENHEIMER     GLOBAL DIVERSIFIED    INFLATION PROTECTED       MIST PIMCO
                                             GLOBAL EQUITY             RISK                  BOND              TOTAL RETURN
                                          INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                          -------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $       271,471,563  $          6,621,684  $       512,607,279   $      1,090,762,295
   Due from Metropolitan Life
     Insurance Company..................                   --                    --                   --                      1
                                          -------------------  --------------------  --------------------  --------------------
        Total Assets....................          271,471,563             6,621,684          512,607,279          1,090,762,296
                                          -------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   11                     5                    8                     12
   Due to Metropolitan Life
     Insurance Company..................                   12                     1                    3                     --
                                          -------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                   23                     6                   11                     12
                                          -------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $       271,471,540  $          6,621,678  $       512,607,268   $      1,090,762,284
                                          ===================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       271,298,736  $          6,621,678  $       512,405,103   $      1,090,256,259
   Net assets from contracts in payout..              172,804                    --              202,165                506,025
                                          -------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $       271,471,540  $          6,621,678  $       512,607,268   $      1,090,762,284
                                          ===================  ====================  ====================  ====================


                                             MIST PIONEER          MIST PYRAMIS          MIST PYRAMIS        MIST SCHRODERS
                                           STRATEGIC INCOME      GOVERNMENT INCOME       MANAGED RISK      GLOBAL MULTI-ASSET
                                          INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION  INVESTMENT DIVISION
                                          -------------------  --------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        76,351,270  $        534,446,062  $       127,322,334   $       426,762,090
   Due from Metropolitan Life
     Insurance Company..................                   --                    --                   --                    --
                                          -------------------  --------------------  --------------------  -------------------
        Total Assets....................           76,351,270           534,446,062          127,322,334           426,762,090
                                          -------------------  --------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    3                     1                    2                     3
   Due to Metropolitan Life
     Insurance Company..................                   --                     4                    1                     1
                                          -------------------  --------------------  --------------------  -------------------
        Total Liabilities...............                    3                     5                    3                     4
                                          -------------------  --------------------  --------------------  -------------------

NET ASSETS..............................  $        76,351,267  $        534,446,057  $       127,322,331   $       426,762,086
                                          ===================  ====================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        76,351,267  $        534,446,057  $       127,322,331   $       426,762,086
   Net assets from contracts in payout..                   --                    --                   --                    --
                                          -------------------  --------------------  --------------------  -------------------
        Total Net Assets................  $        76,351,267  $        534,446,057  $       127,322,331   $       426,762,086
                                          ===================  ====================  ====================  ===================


                                            MIST SSGA GROWTH          MIST SSGA
                                             AND INCOME ETF          GROWTH ETF
                                           INVESTMENT DIVISION   INVESTMENT DIVISION
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $        959,208,944  $       158,546,688
   Due from Metropolitan Life
     Insurance Company..................                    --                   --
                                          --------------------  --------------------
        Total Assets....................           959,208,944          158,546,688
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     6                   11
   Due to Metropolitan Life
     Insurance Company..................                     3                    3
                                          --------------------  --------------------
        Total Liabilities...............                     9                   14
                                          --------------------  --------------------

NET ASSETS..............................  $        959,208,935  $       158,546,674
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        958,929,045  $       158,538,822
   Net assets from contracts in payout..               279,890                7,852
                                          --------------------  --------------------
        Total Net Assets................  $        959,208,935  $       158,546,674
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                          MIST T. ROWE PRICE        MIST WMC
                                            MID CAP GROWTH     LARGE CAP RESEARCH        VARIABLE B           VARIABLE C
                                          INVESTMENT DIVISION  INVESTMENT DIVISION   INVESTMENT DIVISION  INVESTMENT DIVISION
                                          -------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $       425,918,810  $       761,053,614  $        13,870,297   $          1,356,840
   Due from Metropolitan Life
     Insurance Company..................                   --                   --                    1                     --
                                          -------------------  -------------------  --------------------  --------------------
        Total Assets....................          425,918,810          761,053,614           13,870,298              1,356,840
                                          -------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    8                   16                   --                     --
   Due to Metropolitan Life
     Insurance Company..................                    5                    9                   --                     --
                                          -------------------  -------------------  --------------------  --------------------
        Total Liabilities...............                   13                   25                   --                     --
                                          -------------------  -------------------  --------------------  --------------------

NET ASSETS..............................  $       425,918,797  $       761,053,589  $        13,870,298   $          1,356,840
                                          ===================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       425,597,454  $       754,407,518  $        13,586,235   $          1,356,840
   Net assets from contracts in payout..              321,343            6,646,071              284,063                     --
                                          -------------------  -------------------  --------------------  --------------------
        Total Net Assets................  $       425,918,797  $       761,053,589  $        13,870,298   $          1,356,840
                                          ===================  ===================  ====================  ====================

                                           MSF BAILLIE GIFFORD      MSF BARCLAYS          MSF BLACKROCK         MSF BLACKROCK
                                           INTERNATIONAL STOCK  AGGREGATE BOND INDEX       BOND INCOME      CAPITAL APPRECIATION
                                           INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        143,934,444  $      1,201,918,848  $        498,013,834  $        184,744,032
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           143,934,444         1,201,918,848           498,013,834           184,744,032
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    18                    12                    11                     8
   Due to Metropolitan Life
     Insurance Company..................                     7                     5                     5                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    25                    17                    16                     8
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        143,934,419  $      1,201,918,831  $        498,013,818  $        184,744,024
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        143,594,963  $      1,199,436,823  $        495,226,584  $        183,739,853
   Net assets from contracts in payout..               339,456             2,482,008             2,787,234             1,004,171
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        143,934,419  $      1,201,918,831  $        498,013,818  $        184,744,024
                                          ====================  ====================  ====================  ====================

                                               MSF BLACKROCK          MSF BLACKROCK
                                              LARGE CAP VALUE         MONEY MARKET
                                            INVESTMENT DIVISION    INVESTMENT DIVISION
                                          ---------------------  ---------------------
ASSETS:
   Investments at fair value............  $        277,145,184   $         70,377,918
   Due from Metropolitan Life
     Insurance Company..................                    19                     22
                                          ---------------------  ---------------------
        Total Assets....................           277,145,203             70,377,940
                                          ---------------------  ---------------------
LIABILITIES:
   Accrued fees.........................                    11                      6
   Due to Metropolitan Life
     Insurance Company..................                    --                     --
                                          ---------------------  ---------------------
        Total Liabilities...............                    11                      6
                                          ---------------------  ---------------------

NET ASSETS..............................  $        277,145,192   $         70,377,934
                                          =====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        277,085,796   $         69,848,545
   Net assets from contracts in payout..                59,396                529,389
                                          ---------------------  ---------------------
        Total Net Assets................  $        277,145,192   $         70,377,934
                                          =====================  =====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014



                                              MSF FRONTIER          MSF JENNISON         MSF LOOMIS SAYLES     MSF LOOMIS SAYLES
                                             MID CAP GROWTH            GROWTH             SMALL CAP CORE       SMALL CAP GROWTH
                                           INVESTMENT DIVISION   INVESTMENT DIVISION    INVESTMENT DIVISION   INVESTMENT DIVISION
                                          --------------------  --------------------  ---------------------  --------------------
ASSETS:
   Investments at fair value............  $        516,959,646  $        174,229,755  $         192,412,334  $         54,772,078
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                     --                    --
                                          --------------------  --------------------  ---------------------  --------------------
        Total Assets....................           516,959,646           174,229,755            192,412,334            54,772,078
                                          --------------------  --------------------  ---------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    12                     8                     11                    11
   Due to Metropolitan Life
     Insurance Company..................                     8                    14                      3                     7
                                          --------------------  --------------------  ---------------------  --------------------
        Total Liabilities...............                    20                    22                     14                    18
                                          --------------------  --------------------  ---------------------  --------------------

NET ASSETS..............................  $        516,959,626  $        174,229,733  $         192,412,320  $         54,772,060
                                          ====================  ====================  =====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        516,426,916  $        173,873,437  $         191,288,758  $         54,714,366
   Net assets from contracts in payout..               532,710               356,296              1,123,562                57,694
                                          --------------------  --------------------  ---------------------  --------------------
        Total Net Assets................  $        516,959,626  $        174,229,733  $         192,412,320  $         54,772,060
                                          ====================  ====================  =====================  ====================

                                                                 MSF MET/DIMENSIONAL
                                            MSF MET/ARTISAN      INTERNATIONAL SMALL       MSF METLIFE           MSF METLIFE
                                             MID CAP VALUE             COMPANY         ASSET ALLOCATION 20   ASSET ALLOCATION 40
                                          INVESTMENT DIVISION    INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        249,301,855  $          7,087,464  $        521,380,185  $      1,428,984,294
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           249,301,855             7,087,464           521,380,185         1,428,984,294
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     9                     3                     4                     2
   Due to Metropolitan Life
     Insurance Company..................                     5                     1                     3                     2
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    14                     4                     7                     4
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        249,301,841  $          7,087,460  $        521,380,178  $      1,428,984,290
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        248,391,808  $          7,087,460  $        521,358,081  $      1,428,525,836
   Net assets from contracts in payout..               910,033                    --                22,097               458,454
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        249,301,841  $          7,087,460  $        521,380,178  $      1,428,984,290
                                          ====================  ====================  ====================  ====================


                                               MSF METLIFE           MSF METLIFE
                                           ASSET ALLOCATION 60   ASSET ALLOCATION 80
                                           INVESTMENT DIVISION   INVESTMENT DIVISION
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $      4,365,939,934  $      2,021,856,417
   Due from Metropolitan Life
     Insurance Company..................                    --                    --
                                          --------------------  --------------------
        Total Assets....................         4,365,939,934         2,021,856,417
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     5                     4
   Due to Metropolitan Life
     Insurance Company..................                     4                     2
                                          --------------------  --------------------
        Total Liabilities...............                     9                     6
                                          --------------------  --------------------

NET ASSETS..............................  $      4,365,939,925  $      2,021,856,411
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $      4,364,346,606  $      2,018,701,940
   Net assets from contracts in payout..             1,593,319             3,154,471
                                          --------------------  --------------------
        Total Net Assets................  $      4,365,939,925  $      2,021,856,411
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                               MSF METLIFE           MSF METLIFE         MSF MFS TOTAL
                                           MID CAP STOCK INDEX       STOCK INDEX            RETURN             MSF MFS VALUE
                                           INVESTMENT DIVISION   INVESTMENT DIVISION  INVESTMENT DIVISION   INVESTMENT DIVISION
                                          --------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $        550,797,143  $      3,141,402,167  $       157,659,634  $        526,090,600
   Due from Metropolitan Life
     Insurance Company..................                     5                    --                   --                    --
                                          --------------------  --------------------  -------------------  --------------------
        Total Assets....................           550,797,148         3,141,402,167          157,659,634           526,090,600
                                          --------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     7                     8                    6                    14
   Due to Metropolitan Life
     Insurance Company..................                    --                    37                    6                     9
                                          --------------------  --------------------  -------------------  --------------------
        Total Liabilities...............                     7                    45                   12                    23
                                          --------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $        550,797,141  $      3,141,402,122  $       157,659,622  $        526,090,577
                                          ====================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        549,994,453  $      3,109,681,075  $       155,406,763  $        520,356,826
   Net assets from contracts in payout..               802,688            31,721,047            2,252,859             5,733,751
                                          --------------------  --------------------  -------------------  --------------------
        Total Net Assets................  $        550,797,141  $      3,141,402,122  $       157,659,622  $        526,090,577
                                          ====================  ====================  ===================  ====================

                                                MSF MSCI           MSF NEUBERGER       MSF RUSSELL 2000      MSF T. ROWE PRICE
                                               EAFE INDEX         BERMAN GENESIS             INDEX           LARGE CAP GROWTH
                                           INVESTMENT DIVISION  INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                          --------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        511,371,724  $       326,918,884  $        349,277,085  $        443,081,499
   Due from Metropolitan Life
     Insurance Company..................                    --                   --                    24                     3
                                          --------------------  -------------------  --------------------  --------------------
        Total Assets....................           511,371,724          326,918,884           349,277,109           443,081,502
                                          --------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    12                   14                    15                    11
   Due to Metropolitan Life
     Insurance Company..................                     6                   17                    --                    --
                                          --------------------  -------------------  --------------------  --------------------
        Total Liabilities...............                    18                   31                    15                    11
                                          --------------------  -------------------  --------------------  --------------------

NET ASSETS..............................  $        511,371,706  $       326,918,853  $        349,277,094  $        443,081,491
                                          ====================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        511,024,521  $       326,372,026  $        348,898,550  $        434,771,252
   Net assets from contracts in payout..               347,185              546,827               378,544             8,310,239
                                          --------------------  -------------------  --------------------  --------------------
        Total Net Assets................  $        511,371,706  $       326,918,853  $        349,277,094  $        443,081,491
                                          ====================  ===================  ====================  ====================

                                            MSF T. ROWE PRICE    MSF VAN ECK GLOBAL
                                            SMALL CAP GROWTH      NATURAL RESOURCES
                                           INVESTMENT DIVISION   INVESTMENT DIVISION
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $        394,821,904  $        36,305,037
   Due from Metropolitan Life
     Insurance Company..................                     3                   --
                                          --------------------  --------------------
        Total Assets....................           394,821,907           36,305,037
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    10                    4
   Due to Metropolitan Life
     Insurance Company..................                    --                    1
                                          --------------------  --------------------
        Total Liabilities...............                    10                    5
                                          --------------------  --------------------

NET ASSETS..............................  $        394,821,897  $        36,305,032
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        394,427,357  $        36,305,032
   Net assets from contracts in payout..               394,540                   --
                                          --------------------  --------------------
        Total Net Assets................  $        394,821,897  $        36,305,032
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2014


                                            MSF WESTERN ASSET    MSF WESTERN ASSET
                                          MANAGEMENT STRATEGIC      MANAGEMENT              MSF WMC            MSF WMC CORE
                                           BOND OPPORTUNITIES     U.S. GOVERNMENT          BALANCED        EQUITY OPPORTUNITIES
                                           INVESTMENT DIVISION  INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                          --------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        217,390,728  $       197,952,859  $       669,398,282    $       633,127,569
   Due from Metropolitan Life
     Insurance Company..................                    --                   --                   --                     --
                                          --------------------  -------------------  --------------------  --------------------
       Total Assets.....................           217,390,728          197,952,859          669,398,282            633,127,569
                                          --------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    14                   16                   11                     13
   Due to Metropolitan Life
     Insurance Company..................                     4                    5                    9                      5
                                          --------------------  -------------------  --------------------  --------------------
       Total Liabilities................                    18                   21                   20                     18
                                          --------------------  -------------------  --------------------  --------------------

NET ASSETS..............................  $        217,390,710  $       197,952,838  $       669,398,262    $       633,127,551
                                          ====================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        216,534,246  $       197,673,102  $       662,210,681    $       630,667,945
   Net assets from contracts in payout..               856,464              279,736            7,187,581              2,459,606
                                          --------------------  -------------------  --------------------  --------------------
       Total Net Assets.................  $        217,390,710  $       197,952,838  $       669,398,262    $       633,127,551
                                          ====================  ===================  ====================  ====================

                                                 PIMCO VIT             PIMCO VIT
                                            COMMODITYREALRETURN     EMERGING MARKET        UIF GLOBAL
                                                 STRATEGY                BOND            INFRASTRUCTURE
                                            INVESTMENT DIVISION   INVESTMENT DIVISION  INVESTMENT DIVISION
                                          ---------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............   $             1,487   $              1,914  $             4,009
   Due from Metropolitan Life
     Insurance Company..................                     2                     --                   --
                                          ---------------------  --------------------  -------------------
       Total Assets.....................                 1,489                  1,914                4,009
                                          ---------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    --                     --                    1
   Due to Metropolitan Life
     Insurance Company..................                    --                      1                    1
                                          ---------------------  --------------------  -------------------
       Total Liabilities................                    --                      1                    2
                                          ---------------------  --------------------  -------------------

NET ASSETS..............................   $             1,489   $              1,913  $             4,007
                                          =====================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $             1,489   $              1,913  $             4,007
   Net assets from contracts in payout..                    --                     --                   --
                                          ---------------------  --------------------  -------------------
       Total Net Assets.................   $             1,489   $              1,913  $             4,007
                                          =====================  ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                                        AMERICAN FUNDS
                                                  AMERICAN FUNDS         GLOBAL SMALL          AMERICAN FUNDS
                                                       BOND             CAPITALIZATION             GROWTH
                                                INVESTMENT DIVISION   INVESTMENT DIVISION    INVESTMENT DIVISION
                                               --------------------  --------------------  ---------------------
INVESTMENT INCOME:
      Dividends..............................  $          2,051,520  $            689,786  $           8,392,398
                                               --------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             1,369,996             7,014,997             13,151,135
      Administrative charges.................               254,643             1,294,119              2,385,428
                                               --------------------  --------------------  ---------------------
         Total expenses......................             1,624,639             8,309,116             15,536,563
                                               --------------------  --------------------  ---------------------
           Net investment income (loss)......               426,881           (7,619,330)            (7,144,165)
                                               --------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                40,295             2,578,896             53,442,432
      Realized gains (losses) on sale of
         investments.........................             (152,533)            11,520,680             48,053,876
                                               --------------------  --------------------  ---------------------
           Net realized gains (losses).......             (112,238)            14,099,576            101,496,308
                                               --------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
         on investments......................             3,770,167           (2,195,687)           (21,104,729)
                                               --------------------  --------------------  ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................             3,657,929            11,903,889             80,391,579
                                               --------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $          4,084,810  $          4,284,559  $          73,247,414
                                               ====================  ====================  =====================


                                                  AMERICAN FUNDS         CALVERT VP SRI        CALVERT VP SRI
                                                   GROWTH-INCOME            BALANCED           MID CAP GROWTH
                                                INVESTMENT DIVISION    INVESTMENT DIVISION   INVESTMENT DIVISION
                                               --------------------  ---------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $         11,047,855  $             901,822  $                 --
                                               --------------------  ---------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................            10,568,847                571,992               111,826
      Administrative charges.................             1,918,564                 91,320                18,173
                                               --------------------  ---------------------  --------------------
         Total expenses......................            12,487,411                663,312               129,999
                                               --------------------  ---------------------  --------------------
           Net investment income (loss)......           (1,439,556)                238,510             (129,999)
                                               --------------------  ---------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............            41,977,575              3,942,311             2,577,347
      Realized gains (losses) on sale of
         investments.........................            28,938,628                599,060               543,676
                                               --------------------  ---------------------  --------------------
           Net realized gains (losses).......            70,916,203              4,541,371             3,121,023
                                               --------------------  ---------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................             5,849,852              (157,045)           (2,047,102)
                                               --------------------  ---------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................            76,766,055              4,384,326             1,073,921
                                               --------------------  ---------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         75,326,499  $           4,622,836  $            943,922
                                               ====================  =====================  ====================


                                                    FIDELITY VIP             FIDELITY VIP          FIDELITY VIP
                                                     CONTRAFUND              EQUITY-INCOME       FUNDSMANAGER 50%
                                               INVESTMENT DIVISION (a)    INVESTMENT DIVISION   INVESTMENT DIVISION
                                               -----------------------  ---------------------  ---------------------
INVESTMENT INCOME:
      Dividends..............................   $                405    $           2,607,687  $           2,598,070
                                               -----------------------  ---------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                    117                  790,126              3,450,286
      Administrative charges.................                     11                  171,542                     --
                                               -----------------------  ---------------------  ---------------------
         Total expenses......................                    128                  961,668              3,450,286
                                               -----------------------  ---------------------  ---------------------
           Net investment income (loss)......                    277                1,646,019              (852,216)
                                               -----------------------  ---------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                  1,127                1,288,702              1,750,607
      Realized gains (losses) on sale of
         investments.........................                  (868)                  993,391                149,398
                                               -----------------------  ---------------------  ---------------------
           Net realized gains (losses).......                    259                2,282,093              1,900,005
                                               -----------------------  ---------------------  ---------------------
      Change in unrealized gains (losses)
         on investments......................                  (197)                3,007,148              4,217,253
                                               -----------------------  ---------------------  ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................                     62                5,289,241              6,117,258
                                               -----------------------  ---------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations...........   $                339    $           6,935,260  $           5,265,042
                                               =======================  =====================  =====================


                                                   FIDELITY VIP
                                                 FUNDSMANAGER 60%
                                                INVESTMENT DIVISION
                                               --------------------
INVESTMENT INCOME:
      Dividends..............................  $          3,599,243
                                               --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             5,650,114
      Administrative charges.................                    --
                                               --------------------
         Total expenses......................             5,650,114
                                               --------------------
           Net investment income (loss)......           (2,050,871)
                                               --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............             7,678,273
      Realized gains (losses) on sale of
         investments.........................             3,467,161
                                               --------------------
           Net realized gains (losses).......            11,145,434
                                               --------------------
      Change in unrealized gains (losses)
         on investments......................               496,368
                                               --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................            11,641,802
                                               --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $          9,590,931
                                               ====================

(a) Commenced December 13, 2013 and began transactions in 2014.
(b) For the period November 19, 2014 to December 31, 2014.
(c) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014



                                                                        FIDELITY VIP
                                                                      INVESTMENT GRADE         FIDELITY VIP
                                              FIDELITY VIP GROWTH           BOND               MONEY MARKET
                                              INVESTMENT DIVISION    INVESTMENT DIVISION    INVESTMENT DIVISION
                                             ---------------------  ---------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $             180,427  $             344,276  $              1,064
                                             ---------------------  ---------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.....................                798,575                133,400               128,987
      Administrative charges...............                128,680                 21,684                 9,513
                                             ---------------------  ---------------------  --------------------
         Total expenses....................                927,255                155,084               138,500
                                             ---------------------  ---------------------  --------------------
           Net investment income (loss)....              (746,828)                189,192             (137,436)
                                             ---------------------  ---------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                     --                  6,530                    --
      Realized gains (losses) on sale of
         investments.......................              3,389,604                  8,908                    --
                                             ---------------------  ---------------------  --------------------
           Net realized gains (losses).....              3,389,604                 15,438                    --
                                             ---------------------  ---------------------  --------------------
      Change in unrealized gains (losses)
         on investments....................              6,901,550                572,731                    --
                                             ---------------------  ---------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments....................             10,291,154                588,169                    --
                                             ---------------------  ---------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations.........  $           9,544,326  $             777,361  $          (137,436)
                                             =====================  =====================  ====================

                                                                              MIST                    MIST
                                                  LMPVET PERMAL         ALLIANCEBERNSTEIN        ALLIANZ GLOBAL
                                                   ALTERNATIVE           GLOBAL DYNAMIC         INVESTORS DYNAMIC
                                                   SELECT VIT              ALLOCATION           MULTI-ASSET PLUS
                                             INVESTMENT DIVISION (b)   INVESTMENT DIVISION   INVESTMENT DIVISION (c)
                                             -----------------------  ---------------------  -----------------------
INVESTMENT INCOME:
      Dividends............................   $                 64    $          31,039,859   $              51,617
                                             -----------------------  ---------------------  -----------------------
EXPENSES:
      Mortality and expense risk and
         other charges.....................                      5               15,886,748                  40,933
      Administrative charges...............                      1                4,006,178                  10,004
                                             -----------------------  ---------------------  -----------------------
         Total expenses....................                      6               19,892,926                  50,937
                                             -----------------------  ---------------------  -----------------------
           Net investment income (loss)....                     58               11,146,933                     680
                                             -----------------------  ---------------------  -----------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                     --               30,904,314                 108,844
      Realized gains (losses) on sale of
         investments.......................                     --                8,269,962                    (70)
                                             -----------------------  ---------------------  -----------------------
           Net realized gains (losses).....                     --               39,174,276                 108,774
                                             -----------------------  ---------------------  -----------------------
      Change in unrealized gains (losses)
         on investments....................                  (113)               43,348,111                  73,593
                                             -----------------------  ---------------------  -----------------------
      Net realized and change in
         unrealized gains (losses)
         on investments....................                  (113)               82,522,387                 182,367
                                             -----------------------  ---------------------  -----------------------
      Net increase (decrease) in net assets
         resulting from operations.........   $               (55)    $          93,669,320   $             183,047
                                             =======================  =====================  =======================


                                                 MIST AMERICAN         MIST AMERICAN                                MIST AMERICAN
                                                FUNDS BALANCED         FUNDS GROWTH          MIST AMERICAN         FUNDS MODERATE
                                                  ALLOCATION            ALLOCATION           FUNDS GROWTH            ALLOCATION
                                              INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION    INVESTMENT DIVISION
                                             --------------------  --------------------  --------------------  ---------------------
INVESTMENT INCOME:
      Dividends............................  $         10,352,049  $          4,337,342  $          2,051,594  $          14,297,012
                                             --------------------  --------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.....................             8,256,714             4,370,441             3,797,205             10,048,908
      Administrative charges...............             2,018,243             1,035,406               929,162              2,436,624
                                             --------------------  --------------------  --------------------  ---------------------
         Total expenses....................            10,274,957             5,405,847             4,726,367             12,485,532
                                             --------------------  --------------------  --------------------  ---------------------
           Net investment income (loss)....                77,092           (1,068,505)           (2,674,773)              1,811,480
                                             --------------------  --------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            79,035,120            64,314,443            21,717,583             85,088,040
      Realized gains (losses) on sale of
         investments.......................             8,440,983             8,360,694             8,645,131              8,073,189
                                             --------------------  --------------------  --------------------  ---------------------
           Net realized gains (losses).....            87,476,103            72,675,137            30,362,714             93,161,229
                                             --------------------  --------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
         on investments....................          (49,696,298)          (50,990,487)           (2,849,168)           (49,267,266)
                                             --------------------  --------------------  --------------------  ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments....................            37,779,805            21,684,650            27,513,546             43,893,963
                                             --------------------  --------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations.........  $         37,856,897  $         20,616,145  $         24,838,773  $          45,705,443
                                             ====================  ====================  ====================  =====================

(a) Commenced December 13, 2013 and began transactions in 2014.
(b) For the period November 19, 2014 to December 31, 2014.
(c) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                                        MIST BLACKROCK
                                                  MIST AQR GLOBAL       GLOBAL TACTICAL         MIST BLACKROCK
                                                   RISK BALANCED          STRATEGIES              HIGH YIELD
                                                INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION (a)
                                               --------------------  ---------------------  -----------------------
INVESTMENT INCOME:
      Dividends..............................  $                 --  $          22,717,265   $                 --
                                               --------------------  ---------------------  -----------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................            16,442,867             20,129,218                     79
      Administrative charges.................             4,139,174              5,078,352                      7
                                               --------------------  ---------------------  -----------------------
         Total expenses......................            20,582,041             25,207,570                     86
                                               --------------------  ---------------------  -----------------------
           Net investment income (loss)......          (20,582,041)            (2,490,305)                   (86)
                                               --------------------  ---------------------  -----------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............             7,556,973            107,146,785                     --
      Realized gains (losses) on sale of
         investments.........................             (705,124)              7,473,406                  (407)
                                               --------------------  ---------------------  -----------------------
           Net realized gains (losses).......             6,851,849            114,620,191                  (407)
                                               --------------------  ---------------------  -----------------------
      Change in unrealized gains (losses)
         on investments......................            60,002,847           (20,833,485)                  (259)
                                               --------------------  ---------------------  -----------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................            66,854,696             93,786,706                  (666)
                                               --------------------  ---------------------  -----------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         46,272,655  $          91,296,401   $              (752)
                                               ====================  =====================  =======================

                                                                                                 MIST HARRIS
                                                MIST CLARION GLOBAL     MIST CLEARBRIDGE           OAKMARK
                                                    REAL ESTATE         AGGRESSIVE GROWTH       INTERNATIONAL
                                                INVESTMENT DIVISION    INVESTMENT DIVISION   INVESTMENT DIVISION
                                               --------------------  ---------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $          4,137,897  $             342,347  $         14,021,694
                                               --------------------  ---------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             2,679,869              5,189,062             5,947,040
      Administrative charges.................               596,290              1,154,922             1,360,972
                                               --------------------  ---------------------  --------------------
         Total expenses......................             3,276,159              6,343,984             7,308,012
                                               --------------------  ---------------------  --------------------
           Net investment income (loss)......               861,738            (6,001,637)             6,713,682
                                               --------------------  ---------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                    --                     --            56,076,880
      Realized gains (losses) on sale of
         investments.........................           (2,382,927)             10,570,072             5,960,672
                                               --------------------  ---------------------  --------------------
           Net realized gains (losses).......           (2,382,927)             10,570,072            62,037,552
                                               --------------------  ---------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................            30,579,253             77,370,740         (109,986,530)
                                               --------------------  ---------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................            28,196,326             87,940,812          (47,948,978)
                                               --------------------  ---------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         29,058,064  $          81,939,175  $       (41,235,296)
                                               ====================  =====================  ====================

                                                   MIST INVESCO
                                                   BALANCED-RISK          MIST INVESCO          MIST INVESCO
                                                    ALLOCATION            MID CAP VALUE       SMALL CAP GROWTH
                                                INVESTMENT DIVISION    INVESTMENT DIVISION   INVESTMENT DIVISION
                                               --------------------  ---------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $                 --  $           2,798,379  $                 --
                                               --------------------  ---------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             4,545,889              5,265,308               538,614
      Administrative charges.................             1,123,832              1,084,102               117,243
                                               --------------------  ---------------------  --------------------
         Total expenses......................             5,669,721              6,349,410               655,857
                                               --------------------  ---------------------  --------------------
           Net investment income (loss)......           (5,669,721)            (3,551,031)             (655,857)
                                               --------------------  ---------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............            20,839,352             89,299,733             6,052,175
      Realized gains (losses) on sale of
         investments.........................               327,029             10,498,953             2,199,421
                                               --------------------  ---------------------  --------------------
           Net realized gains (losses).......            21,166,381             99,798,686             8,251,596
                                               --------------------  ---------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................             2,913,235           (55,471,384)           (4,207,768)
                                               --------------------  ---------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................            24,079,616             44,327,302             4,043,828
                                               --------------------  ---------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         18,409,895  $          40,776,271  $          3,387,971
                                               ====================  =====================  ====================


                                                   MIST JPMORGAN
                                                     CORE BOND
                                                INVESTMENT DIVISION
                                               --------------------
INVESTMENT INCOME:
      Dividends..............................  $          1,350,384
                                               --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................               953,024
      Administrative charges.................               229,740
                                               --------------------
         Total expenses......................             1,182,764
                                               --------------------
           Net investment income (loss)......               167,620
                                               --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............               511,910
      Realized gains (losses) on sale of
         investments.........................             (108,199)
                                               --------------------
           Net realized gains (losses).......               403,711
                                               --------------------
      Change in unrealized gains (losses)
         on investments......................             2,796,546
                                               --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................             3,200,257
                                               --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $          3,367,877
                                               ====================

(a) Commenced December 13, 2013 and began transactions in 2014.
(b) For the period November 19, 2014 to December 31, 2014.
(c) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                   MIST JPMORGAN
                                                   GLOBAL ACTIVE         MIST JPMORGAN       MIST LOOMIS SAYLES
                                                    ALLOCATION          SMALL CAP VALUE        GLOBAL MARKETS
                                                INVESTMENT DIVISION   INVESTMENT DIVISION    INVESTMENT DIVISION
                                               --------------------  ---------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $          7,005,485  $            171,172   $          2,629,688
                                               --------------------  ---------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             6,290,385               202,946              1,301,741
      Administrative charges.................             1,572,459                49,705                303,803
                                               --------------------  ---------------------  --------------------
         Total expenses......................             7,862,844               252,651              1,605,544
                                               --------------------  ---------------------  --------------------
           Net investment income (loss)......             (857,359)              (81,479)              1,024,144
                                               --------------------  ---------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............            19,124,462             2,366,373                     --
      Realized gains (losses) on sale of
         investments.........................               399,743               343,722              1,964,250
                                               --------------------  ---------------------  --------------------
           Net realized gains (losses).......            19,524,205             2,710,095              1,964,250
                                               --------------------  ---------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................            15,242,887           (1,981,953)              (307,971)
                                               --------------------  ---------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................            34,767,092               728,142              1,656,279
                                               --------------------  ---------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         33,909,733  $            646,663   $          2,680,423
                                               ====================  =====================  ====================

                                                                                               MIST MET/FRANKLIN
                                                 MIST LORD ABBETT        MIST MET/EATON          LOW DURATION
                                                  BOND DEBENTURE       VANCE FLOATING RATE       TOTAL RETURN
                                                INVESTMENT DIVISION    INVESTMENT DIVISION    INVESTMENT DIVISION
                                               ---------------------  ---------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $          19,345,556  $             696,607  $          2,023,708
                                               ---------------------  ---------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................              3,605,628                206,695               974,876
      Administrative charges.................                788,041                 49,735               231,357
                                               ---------------------  ---------------------  --------------------
         Total expenses......................              4,393,669                256,430             1,206,233
                                               ---------------------  ---------------------  --------------------
           Net investment income (loss)......             14,951,887                440,177               817,475
                                               ---------------------  ---------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............              9,327,969                 86,595                    --
      Realized gains (losses) on sale of
         investments.........................              2,258,027               (42,750)              (65,128)
                                               ---------------------  ---------------------  --------------------
           Net realized gains (losses).......             11,585,996                 43,845              (65,128)
                                               ---------------------  ---------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................           (14,410,801)              (604,622)             (989,054)
                                               ---------------------  ---------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................            (2,824,805)              (560,777)           (1,054,182)
                                               ---------------------  ---------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $          12,127,082  $           (120,600)  $          (236,707)
                                               =====================  =====================  ====================


                                                 MIST MET/TEMPLETON       MIST METLIFE          MIST METLIFE
                                                 INTERNATIONAL BOND   ASSET ALLOCATION 100      BALANCED PLUS
                                                 INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                               ---------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $             400,172  $          1,871,197  $         52,941,184
                                               ---------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                 88,106             2,263,814            30,630,434
      Administrative charges.................                 21,866               627,696             7,666,747
                                               ---------------------  --------------------  --------------------
         Total expenses......................                109,972             2,891,510            38,297,181
                                               ---------------------  --------------------  --------------------
           Net investment income (loss)......                290,200           (1,020,313)            14,644,003
                                               ---------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                     --                    --           234,697,785
      Realized gains (losses) on sale of
         investments.........................               (27,466)             5,869,246               586,273
                                               ---------------------  --------------------  --------------------
           Net realized gains (losses).......               (27,466)             5,869,246           235,284,058
                                               ---------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................              (263,902)             3,925,591           (6,650,823)
                                               ---------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................              (291,368)             9,794,837           228,633,235
                                               ---------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $             (1,168)  $          8,774,524  $        243,277,238
                                               =====================  ====================  ====================

                                                   MIST METLIFE
                                                    MULTI-INDEX
                                                   TARGETED RISK
                                                INVESTMENT DIVISION
                                               --------------------
INVESTMENT INCOME:
      Dividends..............................  $                 --
                                               --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             4,028,702
      Administrative charges.................             1,011,285
                                               --------------------
         Total expenses......................             5,039,987
                                               --------------------
           Net investment income (loss)......           (5,039,987)
                                               --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............             1,212,468
      Realized gains (losses) on sale of
         investments.........................                45,168
                                               --------------------
           Net realized gains (losses).......             1,257,636
                                               --------------------
      Change in unrealized gains (losses)
         on investments......................            34,474,145
                                               --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................            35,731,781
                                               --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         30,691,794
                                               ====================

(a) Commenced December 13, 2013 and began transactions in 2014.
(b) For the period November 19, 2014 to December 31, 2014.
(c) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014



                                                   MIST METLIFE        MIST MFS EMERGING      MIST MFS RESEARCH
                                                  SMALL CAP VALUE       MARKETS EQUITY          INTERNATIONAL
                                                INVESTMENT DIVISION   INVESTMENT DIVISION    INVESTMENT DIVISION
                                               --------------------  ---------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $              6,482  $            456,538   $          5,506,126
                                               --------------------  ---------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................               152,988               546,982              2,398,929
      Administrative charges.................                41,837               135,914                549,263
                                               --------------------  ---------------------  --------------------
         Total expenses......................               194,825               682,896              2,948,192
                                               --------------------  ---------------------  --------------------
           Net investment income (loss)......             (188,343)             (226,358)              2,557,934
                                               --------------------  ---------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............               687,874                    --                     --
      Realized gains (losses) on sale of
         investments.........................               423,118               182,214                927,141
                                               --------------------  ---------------------  --------------------
           Net realized gains (losses).......             1,110,992               182,214                927,141
                                               --------------------  ---------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................             (816,842)           (3,987,006)           (22,790,637)
                                               --------------------  ---------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................               294,150           (3,804,792)           (21,863,496)
                                               --------------------  ---------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $            105,807  $        (4,031,150)   $       (19,305,562)
                                               ====================  =====================  ====================

                                                                                                 MIST PANAGORA
                                                MIST MORGAN STANLEY     MIST OPPENHEIMER      GLOBAL DIVERSIFIED
                                                  MID CAP GROWTH          GLOBAL EQUITY              RISK
                                                INVESTMENT DIVISION    INVESTMENT DIVISION  INVESTMENT DIVISION (c)
                                               ---------------------  --------------------  -----------------------
INVESTMENT INCOME:
      Dividends..............................  $            161,816   $          2,542,218   $             17,623
                                               ---------------------  --------------------  -----------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             4,044,487              2,531,517                 23,425
      Administrative charges.................               622,747                558,863                  5,791
                                               ---------------------  --------------------  -----------------------
         Total expenses......................             4,667,234              3,090,380                 29,216
                                               ---------------------  --------------------  -----------------------
           Net investment income (loss)......           (4,505,418)              (548,162)               (11,593)
                                               ---------------------  --------------------  -----------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                    --              8,340,872                127,763
      Realized gains (losses) on sale of
         investments.........................            16,801,895              8,440,044                  1,034
                                               ---------------------  --------------------  -----------------------
           Net realized gains (losses).......            16,801,895             16,780,916                128,797
                                               ---------------------  --------------------  -----------------------
      Change in unrealized gains (losses)
         on investments......................          (12,785,123)           (13,256,823)              (100,953)
                                               ---------------------  --------------------  -----------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................             4,016,772              3,524,093                 27,844
                                               ---------------------  --------------------  -----------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $          (488,646)   $          2,975,931   $             16,251
                                               =====================  ====================  =======================

                                                    MIST PIMCO
                                                INFLATION PROTECTED       MIST PIMCO            MIST PIONEER
                                                       BOND              TOTAL RETURN         STRATEGIC INCOME
                                                INVESTMENT DIVISION   INVESTMENT DIVISION    INVESTMENT DIVISION
                                               --------------------  --------------------  ---------------------
INVESTMENT INCOME:
      Dividends..............................  $          8,452,983  $         26,838,000  $           3,479,544
                                               --------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             5,602,244            11,711,110                763,776
      Administrative charges.................             1,311,386             2,705,297                182,146
                                               --------------------  --------------------  ---------------------
         Total expenses......................             6,913,630            14,416,407                945,922
                                               --------------------  --------------------  ---------------------
           Net investment income (loss)......             1,539,353            12,421,593              2,533,622
                                               --------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                    --                    --                717,110
      Realized gains (losses) on sale of
         investments.........................           (7,095,453)             (111,363)                 55,383
                                               --------------------  --------------------  ---------------------
           Net realized gains (losses).......           (7,095,453)             (111,363)                772,493
                                               --------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
         on investments......................            15,311,995            20,819,584            (1,203,395)
                                               --------------------  --------------------  ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................             8,216,542            20,708,221              (430,902)
                                               --------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $          9,755,895  $         33,129,814  $           2,102,720
                                               ====================  ====================  =====================


                                                   MIST PYRAMIS
                                                 GOVERNMENT INCOME
                                                INVESTMENT DIVISION
                                               --------------------
INVESTMENT INCOME:
      Dividends..............................  $         13,946,192
                                               --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             5,451,795
      Administrative charges.................             1,339,505
                                               --------------------
         Total expenses......................             6,791,300
                                               --------------------
           Net investment income (loss)......             7,154,892
                                               --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                    --
      Realized gains (losses) on sale of
         investments.........................           (1,621,559)
                                               --------------------
           Net realized gains (losses).......           (1,621,559)
                                               --------------------
      Change in unrealized gains (losses)
         on investments......................            26,699,448
                                               --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................            25,077,889
                                               --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         32,232,781
                                               ====================

(a) Commenced December 13, 2013 and began transactions in 2014.
(b) For the period November 19, 2014 to December 31, 2014.
(c) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                   MIST PYRAMIS          MIST SCHRODERS       MIST SSGA GROWTH
                                                   MANAGED RISK        GLOBAL MULTI-ASSET      AND INCOME ETF
                                                INVESTMENT DIVISION    INVESTMENT DIVISION   INVESTMENT DIVISION
                                               ---------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $                  --  $          5,150,406  $         21,682,539
                                               ---------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                922,318             3,990,569             9,760,176
      Administrative charges.................                230,912               998,364             2,415,875
                                               ---------------------  --------------------  --------------------
         Total expenses......................              1,153,230             4,988,933            12,176,051
                                               ---------------------  --------------------  --------------------
           Net investment income (loss)......            (1,153,230)               161,473             9,506,488
                                               ---------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                303,399            14,082,122            57,243,703
      Realized gains (losses) on sale of
         investments.........................                 31,335               418,893            12,041,371
                                               ---------------------  --------------------  --------------------
           Net realized gains (losses).......                334,734            14,501,015            69,285,074
                                               ---------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................              7,306,434             9,882,321          (36,174,019)
                                               ---------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................              7,641,168            24,383,336            33,111,055
                                               ---------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $           6,487,938  $         24,544,809  $         42,617,543
                                               =====================  ====================  ====================

                                                     MIST SSGA        MIST T. ROWE PRICE         MIST WMC
                                                    GROWTH ETF          MID CAP GROWTH      LARGE CAP RESEARCH
                                                INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $          3,011,115  $                 --  $          6,697,449
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             1,618,166             4,146,215             7,145,080
      Administrative charges.................               387,365               926,759             1,117,893
                                               --------------------  --------------------  --------------------
         Total expenses......................             2,005,531             5,072,974             8,262,973
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......             1,005,584           (5,072,974)           (1,565,524)
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............             9,911,543            39,438,838                    --
      Realized gains (losses) on sale of
         investments.........................             2,584,005             9,352,842            19,130,176
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......            12,495,548            48,791,680            19,130,176
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................           (7,185,364)               423,719            69,662,689
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................             5,310,184            49,215,399            88,792,865
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $          6,315,768  $         44,142,425  $         87,227,341
                                               ====================  ====================  ====================

                                                                                             MSF BAILLIE GIFFORD
                                                    VARIABLE B             VARIABLE C        INTERNATIONAL STOCK
                                                INVESTMENT DIVISION    INVESTMENT DIVISION   INVESTMENT DIVISION
                                               ---------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $             132,266  $             12,018  $          2,068,219
                                               ---------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                125,262                 1,553             1,625,506
      Administrative charges.................                     --                    --               294,208
                                               ---------------------  --------------------  --------------------
         Total expenses......................                125,262                 1,553             1,919,714
                                               ---------------------  --------------------  --------------------
           Net investment income (loss)......                  7,004                10,465               148,505
                                               ---------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                     --                    --                    --
      Realized gains (losses) on sale of
         investments.........................                400,057                12,154             (835,772)
                                               ---------------------  --------------------  --------------------
           Net realized gains (losses).......                400,057                12,154             (835,772)
                                               ---------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................              1,249,360               143,876           (5,962,448)
                                               ---------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................              1,649,417               156,030           (6,798,220)
                                               ---------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $           1,656,421  $            166,495  $        (6,649,715)
                                               =====================  ====================  ====================

                                                   MSF BARCLAYS
                                               AGGREGATE BOND INDEX
                                                INVESTMENT DIVISION
                                               --------------------
INVESTMENT INCOME:
      Dividends..............................  $         33,723,556
                                               --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................            12,417,893
      Administrative charges.................             2,767,096
                                               --------------------
         Total expenses......................            15,184,989
                                               --------------------
           Net investment income (loss)......            18,538,567
                                               --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                    --
      Realized gains (losses) on sale of
         investments.........................               789,567
                                               --------------------
           Net realized gains (losses).......               789,567
                                               --------------------
      Change in unrealized gains (losses)
         on investments......................            29,744,049
                                               --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................            30,533,616
                                               --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         49,072,183
                                               ====================

(a) Commenced December 13, 2013 and began transactions in 2014.
(b) For the period November 19, 2014 to December 31, 2014.
(c) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014



                                                  MSF BLACKROCK         MSF BLACKROCK         MSF BLACKROCK         MSF BLACKROCK
                                                   BOND INCOME      CAPITAL APPRECIATION     LARGE CAP VALUE        MONEY MARKET
                                               INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $         16,115,850  $              9,767  $          2,898,179  $                 --
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             5,097,129             1,859,160             2,806,643               800,634
      Administrative charges................             1,056,393               460,629               640,795               195,202
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................             6,153,522             2,319,789             3,447,438               995,836
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....             9,962,328           (2,310,022)             (549,259)             (995,836)
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --                    --            63,255,816                    --
      Realized gains (losses) on sale of
        investments.........................               552,890            10,125,655           (1,082,368)                    --
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......               552,890            10,125,655            62,173,448                    --
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................            15,776,512             5,010,354          (39,840,375)                    --
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................            16,329,402            15,136,009            22,333,073                    --
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         26,291,730  $         12,825,987  $         21,783,814  $          (995,836)
                                              ====================  ====================  ====================  ====================


                                                  MSF FRONTIER          MSF JENNISON        MSF LOOMIS SAYLES     MSF LOOMIS SAYLES
                                                 MID CAP GROWTH            GROWTH            SMALL CAP CORE       SMALL CAP GROWTH
                                               INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $                 --  $            124,497  $             26,306  $                 --
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             5,533,951             1,811,227             1,988,139               606,274
      Administrative charges................               790,392               406,432               458,241               122,576
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................             6,324,343             2,217,659             2,446,380               728,850
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....           (6,324,343)           (2,093,162)           (2,420,074)             (728,850)
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........            45,931,160             9,370,232            26,167,788             7,465,104
      Realized gains (losses) on sale of
        investments.........................            20,072,018             9,083,757             5,302,284             3,200,419
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......            66,003,178            18,453,989            31,470,072            10,665,523
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................          (11,811,240)           (3,551,217)          (24,891,546)          (10,531,918)
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................            54,191,938            14,902,772             6,578,526               133,605
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         47,867,595  $         12,809,610  $          4,158,452  $          (595,245)
                                              ====================  ====================  ====================  ====================

                                                                     MSF MET/DIMENSIONAL
                                                 MSF MET/ARTISAN        INTERNATIONAL
                                                  MID CAP VALUE         SMALL COMPANY
                                               INVESTMENT DIVISION   INVESTMENT DIVISION
                                              --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $          1,607,957  $            124,985
                                              --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             2,705,340                67,658
      Administrative charges................               557,218                16,527
                                              --------------------  --------------------
        Total expenses......................             3,262,558                84,185
                                              --------------------  --------------------
           Net investment income (loss).....           (1,654,601)                40,800
                                              --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --               217,621
      Realized gains (losses) on sale of
        investments.........................             6,709,487                52,830
                                              --------------------  --------------------
           Net realized gains (losses)......             6,709,487               270,451
                                              --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................           (3,523,612)             (899,309)
                                              --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................             3,185,875             (628,858)
                                              --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          1,531,274  $          (588,058)
                                              ====================  ====================

(a) Commenced December 13, 2013 and began transactions in 2014.
(b) For the period November 19, 2014 to December 31, 2014.
(c) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                    MSF METLIFE           MSF METLIFE           MSF METLIFE
                                                ASSET ALLOCATION 20   ASSET ALLOCATION 40   ASSET ALLOCATION 60
                                                INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $         20,839,809  $         42,022,975  $         92,028,630
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             5,631,810            15,084,324            45,380,816
      Administrative charges.................             1,311,186             3,557,455            10,866,333
                                               --------------------  --------------------  --------------------
         Total expenses......................             6,942,996            18,641,779            56,247,149
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......            13,896,813            23,381,196            35,781,481
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............            22,498,476            53,743,552           171,920,957
      Realized gains (losses) on sale of
         investments.........................             3,679,970            19,797,901            70,153,448
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......            26,178,446            73,541,453           242,074,405
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................          (23,247,513)          (44,972,311)         (114,823,100)
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................             2,930,933            28,569,142           127,251,305
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         16,827,746  $         51,950,338  $        163,032,786
                                               ====================  ====================  ====================

                                                    MSF METLIFE           MSF METLIFE            MSF METLIFE
                                                ASSET ALLOCATION 80   MID CAP STOCK INDEX        STOCK INDEX
                                                INVESTMENT DIVISION   INVESTMENT DIVISION    INVESTMENT DIVISION
                                               --------------------  ---------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $         32,233,110  $           4,751,318  $         49,271,242
                                               --------------------  ---------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................            20,696,881              5,531,393            32,465,577
      Administrative charges.................             4,861,858              1,162,400             5,732,488
                                               --------------------  ---------------------  --------------------
         Total expenses......................            25,558,739              6,693,793            38,198,065
                                               --------------------  ---------------------  --------------------
           Net investment income (loss)......             6,674,371            (1,942,475)            11,073,177
                                               --------------------  ---------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                    --             25,292,798            76,978,155
      Realized gains (losses) on sale of
         investments.........................            40,779,324             14,780,751           101,959,174
                                               --------------------  ---------------------  --------------------
           Net realized gains (losses).......            40,779,324             40,073,549           178,937,329
                                               --------------------  ---------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................            31,702,916              3,367,529           155,769,398
                                               --------------------  ---------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................            72,482,240             43,441,078           334,706,727
                                               --------------------  ---------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         79,156,611  $          41,498,603  $        345,779,904
                                               ====================  =====================  ====================

                                                    MSF MFS TOTAL                                  MSF MSCI
                                                       RETURN             MSF MFS VALUE           EAFE INDEX
                                                 INVESTMENT DIVISION   INVESTMENT DIVISION    INVESTMENT DIVISION
                                               ---------------------  --------------------  ---------------------
INVESTMENT INCOME:
      Dividends..............................  $           3,508,786  $          8,132,186  $          12,626,976
                                               ---------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................              1,523,912             5,381,170              5,449,084
      Administrative charges.................                356,390             1,130,256              1,182,899
                                               ---------------------  --------------------  ---------------------
         Total expenses......................              1,880,302             6,511,426              6,631,983
                                               ---------------------  --------------------  ---------------------
           Net investment income (loss)......              1,628,484             1,620,760              5,994,993
                                               ---------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                     --            24,553,743                     --
      Realized gains (losses) on sale of
         investments.........................              3,180,310            10,094,944              4,906,164
                                               ---------------------  --------------------  ---------------------
           Net realized gains (losses).......              3,180,310            34,648,687              4,906,164
                                               ---------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
         on investments......................              5,996,997             9,709,774           (50,125,750)
                                               ---------------------  --------------------  ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................              9,177,307            44,358,461           (45,219,586)
                                               ---------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $          10,805,791  $         45,979,221  $        (39,224,593)
                                               =====================  ====================  =====================

                                                   MSF NEUBERGER
                                                  BERMAN GENESIS
                                                INVESTMENT DIVISION
                                               --------------------
INVESTMENT INCOME:
      Dividends..............................  $          1,017,440
                                               --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             3,574,026
      Administrative charges.................               683,714
                                               --------------------
         Total expenses......................             4,257,740
                                               --------------------
           Net investment income (loss)......           (3,240,300)
                                               --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                    --
      Realized gains (losses) on sale of
         investments.........................             6,555,789
                                               --------------------
           Net realized gains (losses).......             6,555,789
                                               --------------------
      Change in unrealized gains (losses)
         on investments......................           (9,082,126)
                                               --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................           (2,526,337)
                                               --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $        (5,766,637)
                                               ====================

(a) Commenced December 13, 2013 and began transactions in 2014.
(b) For the period November 19, 2014 to December 31, 2014.
(c) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014



                                                 MSF RUSSELL 2000      MSF T. ROWE PRICE     MSF T. ROWE PRICE
                                                       INDEX           LARGE CAP GROWTH      SMALL CAP GROWTH
                                                INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $          3,477,935  $             87,305  $             32,988
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             3,514,871             4,476,575             4,020,418
      Administrative charges.................               706,025               889,967               740,431
                                               --------------------  --------------------  --------------------
         Total expenses......................             4,220,896             5,366,542             4,760,849
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......             (742,961)           (5,279,237)           (4,727,861)
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............             7,645,961            29,698,994            29,988,230
      Realized gains (losses) on sale of
         investments.........................            14,291,730            15,466,024            15,137,083
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......            21,937,691            45,165,018            45,125,313
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................           (8,701,872)           (8,242,897)          (19,935,792)
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................            13,235,819            36,922,121            25,189,521
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         12,492,858  $         31,642,884  $         20,461,660
                                               ====================  ====================  ====================

                                                                       MSF WESTERN ASSET      MSF WESTERN ASSET
                                                MSF VAN ECK GLOBAL   MANAGEMENT STRATEGIC        MANAGEMENT
                                                 NATURAL RESOURCES    BOND OPPORTUNITIES       U.S. GOVERNMENT
                                                INVESTMENT DIVISION   INVESTMENT DIVISION    INVESTMENT DIVISION
                                               --------------------  ---------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $            108,039  $         11,951,691   $          3,589,407
                                               --------------------  ---------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................               406,734             2,362,997              2,143,213
      Administrative charges.................               101,245               511,156                484,028
                                               --------------------  ---------------------  --------------------
         Total expenses......................               507,979             2,874,153              2,627,241
                                               --------------------  ---------------------  --------------------
           Net investment income (loss)......             (399,940)             9,077,538                962,166
                                               --------------------  ---------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............               680,356                    --                     --
      Realized gains (losses) on sale of
         investments.........................               116,895             2,725,207               (72,019)
                                               --------------------  ---------------------  --------------------
           Net realized gains (losses).......               797,251             2,725,207               (72,019)
                                               --------------------  ---------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................           (7,978,235)           (2,590,250)              1,826,117
                                               --------------------  ---------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................           (7,180,984)               134,957              1,754,098
                                               --------------------  ---------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $        (7,580,924)  $          9,212,495   $          2,716,264
                                               ====================  =====================  ====================

                                                                                                  PIMCO VIT
                                                      MSF WMC            MSF WMC CORE        COMMODITYREALRETURN
                                                     BALANCED        EQUITY OPPORTUNITIES         STRATEGY
                                                INVESTMENT DIVISION   INVESTMENT DIVISION  INVESTMENT DIVISION (b)
                                               --------------------  --------------------  -----------------------
INVESTMENT INCOME:
      Dividends..............................  $         13,360,751  $          3,367,268   $                 --
                                               --------------------  --------------------  -----------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             7,455,686             6,523,438                     --
      Administrative charges.................               993,715             1,497,025                     --
                                               --------------------  --------------------  -----------------------
         Total expenses......................             8,449,401             8,020,463                     --
                                               --------------------  --------------------  -----------------------
           Net investment income (loss)......             4,911,350           (4,653,195)                     --
                                               --------------------  --------------------  -----------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                    --            54,862,003                     --
      Realized gains (losses) on sale of
         investments.........................            18,339,588            24,911,474                     --
                                               --------------------  --------------------  -----------------------
           Net realized gains (losses).......            18,339,588            79,773,477                     --
                                               --------------------  --------------------  -----------------------
      Change in unrealized gains (losses)
         on investments......................            35,590,331          (20,448,272)                   (47)
                                               --------------------  --------------------  -----------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................            53,929,919            59,325,205                   (47)
                                               --------------------  --------------------  -----------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         58,841,269  $         54,672,010   $               (47)
                                               ====================  ====================  =======================

                                                      PIMCO VIT
                                                   EMERGING MARKET
                                                        BOND
                                               INVESTMENT DIVISION (b)
                                               -----------------------
INVESTMENT INCOME:
      Dividends..............................   $                  2
                                               -----------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                     --
      Administrative charges.................                     --
                                               -----------------------
         Total expenses......................                     --
                                               -----------------------
           Net investment income (loss)......                      2
                                               -----------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                     --
      Realized gains (losses) on sale of
         investments.........................                     --
                                               -----------------------
           Net realized gains (losses).......                     --
                                               -----------------------
      Change in unrealized gains (losses)
         on investments......................                    (6)
                                               -----------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................                    (6)
                                               -----------------------
      Net increase (decrease) in net assets
         resulting from operations...........   $                (4)
                                               =======================

(a) Commenced December 13, 2013 and began transactions in 2014.
(b) For the period November 19, 2014 to December 31, 2014.
(c) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                                                                                   UIF GLOBAL
                                                                                                                 INFRASTRUCTURE
                                                                                                             INVESTMENT DIVISION (b)
                                                                                                             -----------------------
INVESTMENT INCOME:
       Dividends..........................................................................................   $                   --
                                                                                                             -----------------------
EXPENSES:
       Mortality and expense risk and
         other charges....................................................................................                        1
       Administrative charges.............................................................................                       --
                                                                                                             -----------------------
         Total expenses...................................................................................                        1
                                                                                                             -----------------------
            Net investment income (loss)..................................................................                      (1)
                                                                                                             -----------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
       Realized gain distributions........................................................................                       --
       Realized gains (losses) on sale of
         investments......................................................................................                       --
                                                                                                             -----------------------
            Net realized gains (losses)...................................................................                       --
                                                                                                             -----------------------
       Change in unrealized gains (losses)
         on investments...................................................................................                       91
                                                                                                             -----------------------
       Net realized and change in
         unrealized gains (losses)
         on investments...................................................................................                       91
                                                                                                             -----------------------
       Net increase (decrease) in net assets
         resulting from operations........................................................................   $                   90
                                                                                                             =======================

(a) Commenced December 13, 2013 and began transactions in 2014.
(b) For the period November 19, 2014 to December 31, 2014.
(c) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                                                                   AMERICAN FUNDS GLOBAL
                                               AMERICAN FUNDS BOND                 SMALL CAPITALIZATION
                                               INVESTMENT DIVISION                  INVESTMENT DIVISION
                                      ------------------------------------  -----------------------------------
                                             2014               2013              2014              2013
                                      -----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         426,881  $         296,217  $    (7,619,330)  $     (3,218,818)
   Net realized gains (losses)......          (112,238)          1,099,555        14,099,576          6,256,474
   Change in unrealized gains
     (losses) on investments........          3,770,167        (5,900,521)       (2,195,687)        126,072,179
                                      -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          4,084,810        (4,504,749)         4,284,559        129,109,835
                                      -----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          3,186,447          3,910,777        19,899,580         22,616,778
   Net transfers (including fixed
     account).......................          (523,157)        (2,851,872)       (3,577,384)       (27,825,576)
   Contract charges.................          (410,501)          (418,800)       (2,215,213)        (2,162,262)
   Transfers for contract benefits
     and terminations...............       (14,329,284)       (11,628,341)      (54,365,960)       (45,498,713)
                                      -----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......       (12,076,495)       (10,988,236)      (40,258,977)       (52,869,773)
                                      -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets...............        (7,991,685)       (15,492,985)      (35,974,418)         76,240,062
NET ASSETS:
   Beginning of year................        113,016,439        128,509,424       588,501,415        512,261,353
                                      -----------------  -----------------  ----------------  -----------------
   End of year......................  $     105,024,754  $     113,016,439  $    552,526,997  $     588,501,415
                                      =================  =================  ================  =================


                                             AMERICAN FUNDS GROWTH             AMERICAN FUNDS GROWTH-INCOME
                                              INVESTMENT DIVISION                   INVESTMENT DIVISION
                                      ------------------------------------  ------------------------------------
                                            2014               2013               2014                2013
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     (7,144,165)  $     (5,348,611)  $     (1,439,556)  $       (808,122)
   Net realized gains (losses)......        101,496,308         34,797,602         70,916,203         22,015,003
   Change in unrealized gains
     (losses) on investments........       (21,104,729)        231,523,086          5,849,852        197,272,916
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         73,247,414        260,972,077         75,326,499        218,479,797
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         32,231,857         35,568,785         29,897,360         31,454,228
   Net transfers (including fixed
     account).......................       (32,625,232)       (46,849,235)       (10,486,801)       (35,586,994)
   Contract charges.................        (2,897,566)        (2,786,266)        (2,906,567)        (2,753,643)
   Transfers for contract benefits
     and terminations...............      (119,956,102)      (103,354,971)       (86,674,663)       (73,441,016)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......      (123,247,043)      (117,421,687)       (70,170,671)       (80,327,425)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............       (49,999,629)        143,550,390          5,155,828        138,152,372
NET ASSETS:
   Beginning of year................      1,121,813,455        978,263,065        866,506,820        728,354,448
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $   1,071,813,826  $   1,121,813,455  $     871,662,648  $     866,506,820
                                      =================  =================  =================  =================


                                             CALVERT VP SRI BALANCED            CALVERT VP SRI MID CAP GROWTH
                                               INVESTMENT DIVISION                   INVESTMENT DIVISION
                                      ------------------------------------  ------------------------------------
                                             2014               2013               2014               2013
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         238,510  $        (57,676)  $       (129,999)  $       (127,860)
   Net realized gains (losses)......          4,541,371          5,376,200          3,121,023          2,136,916
   Change in unrealized gains
     (losses) on investments........          (157,045)          3,010,244        (2,047,102)          1,369,092
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          4,622,836          8,328,768            943,922          3,378,148
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          2,458,931          2,353,086            634,679            624,313
   Net transfers (including fixed
     account).......................          (297,959)          (807,206)          (876,437)          (725,318)
   Contract charges.................           (20,287)           (17,641)            (1,610)            (1,549)
   Transfers for contract benefits
     and terminations...............        (4,596,984)        (4,860,440)        (1,249,870)        (1,414,796)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......        (2,456,299)        (3,332,201)        (1,493,238)        (1,517,350)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............          2,166,537          4,996,567          (549,316)          1,860,798
NET ASSETS:
   Beginning of year................         56,643,458         51,646,891         14,202,309         12,341,511
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $      58,809,995  $      56,643,458  $      13,652,993  $      14,202,309
                                      =================  =================  =================  =================

                                          FIDELITY VIP
                                           CONTRAFUND
                                       INVESTMENT DIVISION
                                      --------------------
                                            2014 (a)
                                       -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....   $             277
   Net realized gains (losses)......                 259
   Change in unrealized gains
     (losses) on investments........               (197)
                                       -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............                 339
                                       -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........              52,558
   Net transfers (including fixed
     account).......................               4,823
   Contract charges.................                 (7)
   Transfers for contract benefits
     and terminations...............            (47,024)
                                       -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......              10,350
                                       -----------------
     Net increase (decrease)
        in net assets...............              10,689
NET ASSETS:
   Beginning of year................                  --
                                       -----------------
   End of year......................   $          10,689
                                       =================

(a) Commenced December 13, 2013 and began transactions in 2014.
(b) For the period November 19, 2014 to December 31, 2014.
(c) For the period April 28, 2014 to December 31, 2014.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013




                                          FIDELITY VIP EQUITY-INCOME            FIDELITY VIP FUNDSMANAGER 50%
                                              INVESTMENT DIVISION                    INVESTMENT DIVISION
                                      ------------------------------------  -------------------------------------
                                            2014               2013                2014               2013
                                      -----------------  -----------------  -----------------  ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       1,646,019  $       1,309,272  $       (852,216)  $        (280,891)
   Net realized gains (losses)......          2,282,093          6,349,239          1,900,005             677,442
   Change in unrealized gains
     (losses) on investments........          3,007,148         13,593,477          4,217,253           8,280,722
                                      -----------------  -----------------  -----------------  ------------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          6,935,260         21,251,988          5,265,042           8,677,273
                                      -----------------  -----------------  -----------------  ------------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          1,972,476          2,764,965            472,678                  --
   Net transfers (including fixed
     account).......................        (3,118,631)        (1,709,894)        109,320,692          84,805,842
   Contract charges.................           (14,834)           (16,589)                 --                  --
   Transfers for contract benefits
     and terminations...............        (8,307,168)        (9,062,032)        (4,948,475)         (1,738,123)
                                      -----------------  -----------------  -----------------  ------------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......        (9,468,157)        (8,023,550)        104,844,895          83,067,719
                                      -----------------  -----------------  -----------------  ------------------
     Net increase (decrease)
        in net assets...............        (2,532,897)         13,228,438        110,109,937          91,744,992
NET ASSETS:
   Beginning of year................         95,223,008         81,994,570        120,060,165          28,315,173
                                      -----------------  -----------------  -----------------  ------------------
   End of year......................  $      92,690,111  $      95,223,008  $     230,170,102  $      120,060,165
                                      =================  =================  =================  ==================



                                         FIDELITY VIP FUNDSMANAGER 60%               FIDELITY VIP GROWTH
                                              INVESTMENT DIVISION                    INVESTMENT DIVISION
                                      ------------------------------------  ------------------------------------
                                            2014                2013               2014              2013
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     (2,050,871)  $     (2,184,820)  $       (746,828)  $       (561,031)
   Net realized gains (losses)......         11,145,434         12,380,765          3,389,604          1,808,095
   Change in unrealized gains
     (losses) on investments........            496,368         31,377,318          6,901,550         24,557,252
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          9,590,931         41,573,263          9,544,326         25,804,316
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          2,680,830            998,378          2,131,151          2,472,982
   Net transfers (including fixed
     account).......................                 --                 --        (1,779,019)        (1,826,363)
   Contract charges.................                 --                 --            (3,318)            (3,278)
   Transfers for contract benefits
     and terminations...............       (13,797,970)       (11,323,869)        (7,660,993)        (8,438,671)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......       (11,117,140)       (10,325,491)        (7,312,179)        (7,795,330)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............        (1,526,209)         31,247,772          2,232,147         18,008,986
NET ASSETS:
   Beginning of year................        291,255,733        260,007,961         95,812,868         77,803,882
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $     289,729,524  $     291,255,733  $      98,045,015  $      95,812,868
                                      =================  =================  =================  =================



                                       FIDELITY VIP INVESTMENT GRADE BOND         FIDELITY VIP MONEY MARKET
                                               INVESTMENT DIVISION                   INVESTMENT DIVISION
                                      ------------------------------------  -------------------------------------
                                            2014                2013               2014               2013
                                      -----------------  -----------------  ------------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         189,192  $         223,025  $        (137,436)  $       (129,611)
   Net realized gains (losses)......             15,438            218,748                  --                 --
   Change in unrealized gains
     (losses) on investments........            572,731        (1,008,199)                  --                 --
                                      -----------------  -----------------  ------------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            777,361          (566,426)           (137,436)          (129,611)
                                      -----------------  -----------------  ------------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            919,599          1,387,086         109,736,417         87,457,306
   Net transfers (including fixed
     account).......................            525,908        (3,449,297)       (109,634,813)       (84,464,813)
   Contract charges.................              (717)            (1,013)                  --                 --
   Transfers for contract benefits
     and terminations...............        (3,063,372)        (2,984,619)         (1,987,928)        (1,530,525)
                                      -----------------  -----------------  ------------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......        (1,618,582)        (5,047,843)         (1,886,324)          1,461,968
                                      -----------------  -----------------  ------------------  -----------------
     Net increase (decrease)
        in net assets...............          (841,221)        (5,614,269)         (2,023,760)          1,332,357
NET ASSETS:
   Beginning of year................         16,664,039         22,278,308          10,057,109          8,724,752
                                      -----------------  -----------------  ------------------  -----------------
   End of year......................  $      15,822,818  $      16,664,039  $        8,033,349  $      10,057,109
                                      =================  =================  ==================  =================

                                         LMPVET PERMAL
                                          ALTERNATIVE
                                          SELECT VIT
                                      INVESTMENT DIVISION
                                      -------------------
                                           2014 (b)
                                       -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....   $              58
   Net realized gains (losses)......                  --
   Change in unrealized gains
     (losses) on investments........               (113)
                                       -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............                (55)
                                       -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........              21,416
   Net transfers (including fixed
     account).......................               7,500
   Contract charges.................                  --
   Transfers for contract benefits
     and terminations...............                 (1)
                                       -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......              28,915
                                       -----------------
     Net increase (decrease)
        in net assets...............              28,860
NET ASSETS:
   Beginning of year................                  --
                                       -----------------
   End of year......................   $          28,860
                                       =================

(a) Commenced December 13, 2013 and began transactions in 2014.
(b) For the period November 19, 2014 to December 31, 2014.
(c) For the period April 28, 2014 to December 31, 2014.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                                                             MIST ALLIANZ
                                                                           GLOBAL INVESTORS
                                       MIST ALLIANCEBERNSTEIN GLOBAL            DYNAMIC                 MIST AMERICAN FUNDS
                                            DYNAMIC ALLOCATION             MULTI-ASSET PLUS             BALANCED ALLOCATION
                                            INVESTMENT DIVISION           INVESTMENT DIVISION           INVESTMENT DIVISION
                                    ------------------------------------  -------------------  -----------------------------------
                                          2014               2013              2014 (c)               2014              2013
                                    -----------------  -----------------   -----------------    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      11,146,933  $          69,566   $             680    $         77,092  $        665,887
   Net realized gains (losses)....         39,174,276         29,558,558             108,774          87,476,103        51,546,775
   Change in unrealized gains
     (losses) on investments......         43,348,111         99,050,193              73,593        (49,696,298)        64,077,722
                                    -----------------  -----------------   -----------------    ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         93,669,320        128,678,317             183,047          37,856,897       116,290,384
                                    -----------------  -----------------   -----------------    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         54,696,410        260,166,566           7,967,887          20,945,593        23,170,757
   Net transfers (including fixed
     account).....................        (9,619,680)         64,353,891           3,974,825          22,527,766        14,769,940
   Contract charges...............       (19,404,433)       (16,029,730)            (17,524)         (7,188,487)       (6,659,012)
   Transfers for contract benefits
     and terminations.............       (60,987,742)       (45,492,136)            (74,854)        (50,828,187)      (31,316,140)
                                    -----------------  -----------------   -----------------    ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (35,315,445)        262,998,591          11,850,334        (14,543,315)          (34,455)
                                    -----------------  -----------------   -----------------    ----------------  ----------------
     Net increase (decrease)
        in net assets.............         58,353,875        391,676,908          12,033,381          23,313,582       116,255,929
NET ASSETS:
   Beginning of year..............      1,557,670,400      1,165,993,492                  --         799,895,152       683,639,223
                                    -----------------  -----------------   -----------------    ----------------  ----------------
   End of year....................  $   1,616,024,275  $   1,557,670,400   $      12,033,381    $    823,208,734  $    799,895,152
                                    =================  =================   =================    ================  ================



                                            MIST AMERICAN FUNDS
                                             GROWTH ALLOCATION                MIST AMERICAN FUNDS GROWTH
                                            INVESTMENT DIVISION                   INVESTMENT DIVISION
                                    ------------------------------------  ------------------------------------
                                          2014               2013               2014               2013
                                    -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     (1,068,505)  $     (1,064,164)  $     (2,674,773)  $     (2,804,962)
   Net realized gains (losses)....         72,675,137         26,950,787         30,362,714         25,070,892
   Change in unrealized gains
     (losses) on investments......       (50,990,487)         52,896,385        (2,849,168)         61,692,648
                                    -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         20,616,145         78,783,008         24,838,773         83,958,578
                                    -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         14,417,491         16,232,395         17,969,125         19,616,078
   Net transfers (including fixed
     account).....................          6,020,656          9,537,377        (9,719,558)       (25,447,246)
   Contract charges...............        (3,256,139)        (2,785,304)        (3,062,595)        (2,961,680)
   Transfers for contract benefits
     and terminations.............       (26,598,614)       (17,516,552)       (20,480,389)       (14,898,250)
                                    -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....        (9,416,606)          5,467,916       (15,293,417)       (23,691,098)
                                    -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets.............         11,199,539         84,250,924          9,545,356         60,267,480
NET ASSETS:
   Beginning of year..............        417,519,485        333,268,561        369,736,899        309,469,419
                                    -----------------  -----------------  -----------------  -----------------
   End of year....................  $     428,719,024  $     417,519,485  $     379,282,255  $     369,736,899
                                    =================  =================  =================  =================



                                            MIST AMERICAN FUNDS
                                            MODERATE ALLOCATION               MIST AQR GLOBAL RISK BALANCED
                                            INVESTMENT DIVISION                    INVESTMENT DIVISION
                                    ------------------------------------  ------------------------------------
                                          2014               2013                2014               2013
                                    -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       1,811,480  $       3,460,266  $    (20,582,041)  $      15,529,519
   Net realized gains (losses)....         93,161,229         60,737,334          6,851,849         59,947,695
   Change in unrealized gains
     (losses) on investments......       (49,267,266)         43,237,433         60,002,847      (175,248,264)
                                    -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         45,705,443        107,435,033         46,272,655       (99,771,050)
                                    -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         34,542,642         35,920,151         48,720,269        377,520,372
   Net transfers (including fixed
     account).....................          4,105,879       (18,021,815)      (123,862,618)      (247,460,440)
   Contract charges...............        (8,866,966)        (8,648,223)       (20,381,867)       (20,391,812)
   Transfers for contract benefits
     and terminations.............       (60,009,330)       (53,570,215)       (71,213,532)       (57,916,106)
                                    -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (30,227,775)       (44,320,102)      (166,737,748)         51,752,014
                                    -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets.............         15,477,668         63,114,931      (120,465,093)       (48,019,036)
NET ASSETS:
   Beginning of year..............        971,848,247        908,733,316      1,689,296,732      1,737,315,768
                                    -----------------  -----------------  -----------------  -----------------
   End of year....................  $     987,325,915  $     971,848,247  $   1,568,831,639  $   1,689,296,732
                                    =================  =================  =================  =================

(a) Commenced December 13, 2013 and began transactions in 2014.
(b) For the period November 19, 2014 to December 31, 2014.
(c) For the period April 28, 2014 to December 31, 2014.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                              MIST BLACKROCK                MIST BLACKROCK
                                        GLOBAL TACTICAL STRATEGIES            HIGH YIELD         MIST CLARION GLOBAL REAL ESTATE
                                            INVESTMENT DIVISION           INVESTMENT DIVISION          INVESTMENT DIVISION
                                    ------------------------------------  -------------------  ------------------------------------
                                          2014               2013              2014 (a)              2014               2013
                                    -----------------  -----------------   -----------------   -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     (2,490,305)  $       1,743,218   $            (86)   $         861,738  $      13,958,051
   Net realized gains (losses)....        114,620,191         41,914,099               (407)         (2,382,927)        (2,567,576)
   Change in unrealized gains
     (losses) on investments......       (20,833,485)        115,124,941               (259)          30,579,253        (5,787,201)
                                    -----------------  -----------------   -----------------   -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         91,296,401        158,782,258               (752)          29,058,064          5,603,274
                                    -----------------  -----------------   -----------------   -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         85,258,141        335,774,570              37,877          10,579,694         12,859,973
   Net transfers (including fixed
     account).....................       (23,299,413)       (25,255,416)                 220         (2,653,119)         12,227,387
   Contract charges...............       (24,672,516)       (21,059,756)                 (7)         (1,023,871)          (987,970)
   Transfers for contract benefits
     and terminations.............       (81,798,613)       (59,587,680)            (21,530)        (28,190,753)       (21,928,310)
                                    -----------------  -----------------   -----------------   -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (44,512,401)        229,871,718              16,560        (21,288,049)          2,171,080
                                    -----------------  -----------------   -----------------   -----------------  -----------------
     Net increase (decrease)
        in net assets.............         46,784,000        388,653,976              15,808           7,770,015          7,774,354
NET ASSETS:
   Beginning of year..............      1,991,834,922      1,603,180,946                  --         253,186,000        245,411,646
                                    -----------------  -----------------   -----------------   -----------------  -----------------
   End of year....................  $   2,038,618,922  $   1,991,834,922   $          15,808   $     260,956,015  $     253,186,000
                                    =================  =================   =================   =================  =================

                                              MIST CLEARBRIDGE                    MIST HARRIS OAKMARK
                                              AGGRESSIVE GROWTH                      INTERNATIONAL
                                             INVESTMENT DIVISION                  INVESTMENT DIVISION
                                    ------------------------------------  ------------------------------------
                                           2014              2013               2014                2013
                                    -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     (6,001,637)  $     (1,308,352)  $       6,713,682  $       6,612,285
   Net realized gains (losses)....         10,570,072          4,709,750         62,037,552          9,467,227
   Change in unrealized gains
     (losses) on investments......         77,370,740         41,633,973      (109,986,530)        118,047,042
                                    -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         81,939,175         45,035,371       (41,235,296)        134,126,554
                                    -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         24,496,395          8,506,873         28,962,449         29,949,903
   Net transfers (including fixed
     account).....................        438,046,025         32,855,139         22,422,916          1,151,407
   Contract charges...............        (2,826,210)          (644,278)        (2,810,642)        (2,650,398)
   Transfers for contract benefits
     and terminations.............       (39,283,787)        (8,779,918)       (51,770,464)       (41,162,488)
                                    -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....        420,432,423         31,937,816        (3,195,741)       (12,711,576)
                                    -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets.............        502,371,598         76,973,187       (44,431,037)        121,414,978
NET ASSETS:
   Beginning of year..............        170,478,449         93,505,262        597,907,512        476,492,534
                                    -----------------  -----------------  -----------------  -----------------
   End of year....................  $     672,850,047  $     170,478,449  $     553,476,475  $     597,907,512
                                    =================  =================  =================  =================

                                                MIST INVESCO
                                          BALANCED-RISK ALLOCATION             MIST INVESCO MID CAP VALUE
                                             INVESTMENT DIVISION                   INVESTMENT DIVISION
                                    ------------------------------------  ------------------------------------
                                           2014              2013               2014                2013
                                    -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     (5,669,721)  $     (4,911,880)  $     (3,551,031)  $     (2,266,098)
   Net realized gains (losses)....         21,166,381          3,733,393         99,798,686         12,000,719
   Change in unrealized gains
     (losses) on investments......          2,913,235          2,085,923       (55,471,384)        113,631,182
                                    -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         18,409,895            907,436         40,776,271        123,365,803
                                    -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         37,996,713        156,333,193         14,690,995         15,704,244
   Net transfers (including fixed
     account).....................        (6,134,627)         29,337,810       (17,936,548)       (30,140,814)
   Contract charges...............        (5,158,534)        (3,483,468)        (1,662,331)        (1,639,174)
   Transfers for contract benefits
     and terminations.............       (20,347,717)       (11,966,910)       (49,428,678)       (43,789,054)
                                    -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....          6,355,835        170,220,625       (54,336,562)       (59,864,798)
                                    -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets.............         24,765,730        171,128,061       (13,560,291)         63,501,005
NET ASSETS:
   Beginning of year..............        433,699,152        262,571,091        517,780,861        454,279,856
                                    -----------------  -----------------  -----------------  -----------------
   End of year....................  $     458,464,882  $     433,699,152  $     504,220,570  $     517,780,861
                                    =================  =================  =================  =================

(a) Commenced December 13, 2013 and began transactions in 2014.
(b) For the period November 19, 2014 to December 31, 2014.
(c) For the period April 28, 2014 to December 31, 2014.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013



                                        MIST INVESCO SMALL CAP GROWTH           MIST JPMORGAN CORE BOND
                                             INVESTMENT DIVISION                  INVESTMENT DIVISION
                                     -----------------------------------  -----------------------------------
                                           2014               2013              2014               2013
                                     -----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (655,857)  $      (472,384)  $        167,620  $       (899,934)
   Net realized gains (losses).....          8,251,596         4,748,249           403,711          5,171,457
   Change in unrealized gains
     (losses) on investments.......        (4,207,768)        10,593,236         2,796,546        (8,122,594)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          3,387,971        14,869,101         3,367,877        (3,851,071)
                                     -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          2,795,418         2,661,323         4,870,751          3,478,936
   Net transfers (including fixed
     account)......................            895,714         1,011,562         5,304,110          5,720,492
   Contract charges................          (184,492)         (171,756)         (832,433)          (793,825)
   Transfers for contract benefits
     and terminations..............        (5,203,551)       (4,148,812)       (6,573,524)        (5,014,474)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        (1,696,911)         (647,683)         2,768,904          3,391,129
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............          1,691,060        14,221,418         6,136,781          (459,942)
NET ASSETS:
   Beginning of year...............         52,424,234        38,202,816        88,832,323         89,292,265
                                     -----------------  ----------------  ----------------  -----------------
   End of year.....................  $      54,115,294  $     52,424,234  $     94,969,104  $      88,832,323
                                     =================  ================  ================  =================

                                            MIST JPMORGAN GLOBAL
                                              ACTIVE ALLOCATION               MIST JPMORGAN SMALL CAP VALUE
                                             INVESTMENT DIVISION                   INVESTMENT DIVISION
                                     ------------------------------------  -----------------------------------
                                            2014              2013               2014               2013
                                     -----------------  -----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (857,359)  $     (4,366,225)  $        (81,479)  $      (142,252)
   Net realized gains (losses).....         19,524,205          1,577,076          2,710,095           807,531
   Change in unrealized gains
     (losses) on investments.......         15,242,887         37,522,721        (1,981,953)         4,225,186
                                     -----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         33,909,733         34,733,572            646,663         4,890,465
                                     -----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         68,269,500        170,266,426          1,064,911         1,416,557
   Net transfers (including fixed
     account)......................         44,955,362        183,564,505            787,285       (2,051,744)
   Contract charges................        (7,110,263)        (3,413,580)          (156,449)         (150,082)
   Transfers for contract benefits
     and terminations..............       (24,046,843)        (9,927,195)        (1,003,713)         (719,364)
                                     -----------------  -----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......         82,067,756        340,490,156            692,034       (1,504,633)
                                     -----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............        115,977,489        375,223,728          1,338,697         3,385,832
NET ASSETS:
   Beginning of year...............        553,137,848        177,914,120         19,791,903        16,406,071
                                     -----------------  -----------------  -----------------  ----------------
   End of year.....................  $     669,115,337  $     553,137,848  $      21,130,600  $     19,791,903
                                     =================  =================  =================  ================


                                       MIST LOOMIS SAYLES GLOBAL MARKETS      MIST LORD ABBETT BOND DEBENTURE
                                              INVESTMENT DIVISION                   INVESTMENT DIVISION
                                     ------------------------------------  ------------------------------------
                                            2014               2013               2014              2013
                                      ----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....   $      1,024,144  $       (536,969)  $      14,951,887  $      17,878,588
   Net realized gains (losses).....          1,964,250          1,518,661         11,585,996          2,543,018
   Change in unrealized gains
     (losses) on investments.......          (307,971)         13,213,815       (14,410,801)            813,310
                                      ----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          2,680,423         14,195,507         12,127,082         21,234,916
                                      ----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          3,410,558          2,941,041         16,783,768         17,598,429
   Net transfers (including fixed
     account)......................        (1,864,591)         89,373,193         11,316,873         12,627,681
   Contract charges................          (842,912)          (684,402)        (1,334,613)        (1,296,830)
   Transfers for contract benefits
     and terminations..............        (8,850,171)        (5,909,565)       (38,755,187)       (31,367,353)
                                      ----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        (8,147,116)         85,720,267       (11,989,159)        (2,438,073)
                                      ----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............        (5,466,693)         99,915,774            137,923         18,796,843
NET ASSETS:
   Beginning of year...............        128,415,699         28,499,925        339,376,615        320,579,772
                                      ----------------  -----------------  -----------------  -----------------
   End of year.....................   $    122,949,006  $     128,415,699  $     339,514,538  $     339,376,615
                                      ================  =================  =================  =================


                                     MIST MET/EATON VANCE FLOATING RATE
                                             INVESTMENT DIVISION
                                     ------------------------------------
                                           2014               2013
                                     -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         440,177  $         208,583
   Net realized gains (losses).....             43,845             50,200
   Change in unrealized gains
     (losses) on investments.......          (604,622)              5,269
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          (120,600)            264,052
                                     -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          2,478,486          3,647,685
   Net transfers (including fixed
     account)......................          1,287,734          6,965,436
   Contract charges................           (84,419)           (53,010)
   Transfers for contract benefits
     and terminations..............          (847,919)          (847,207)
                                     -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......          2,833,882          9,712,904
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets..............          2,713,282          9,976,956
NET ASSETS:
   Beginning of year...............         17,414,855          7,437,899
                                     -----------------  -----------------
   End of year.....................  $      20,128,137  $      17,414,855
                                     =================  =================

(a) Commenced December 13, 2013 and began transactions in 2014.
(b) For the period November 19, 2014 to December 31, 2014.
(c) For the period April 28, 2014 to December 31, 2014.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                                MIST MET/FRANKLIN                   MIST MET/TEMPLETON
                                            LOW DURATION TOTAL RETURN               INTERNATIONAL BOND
                                               INVESTMENT DIVISION                  INVESTMENT DIVISION
                                      ------------------------------------  ----------------------------------
                                             2014               2013              2014              2013
                                      -----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         817,475  $       (114,679)  $        290,200  $         63,140
   Net realized gains (losses)......           (65,128)              6,042          (27,466)            30,754
   Change in unrealized gains
     (losses) on investments........          (989,054)            208,461         (263,902)         (108,988)
                                      -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          (236,707)             99,824           (1,168)          (15,094)
                                      -----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          7,059,276          6,034,629           125,034           195,576
   Net transfers (including fixed
     account).......................         21,409,899         58,102,937         (127,373)           532,000
   Contract charges.................          (720,570)          (249,887)          (88,549)          (92,469)
   Transfers for contract benefits
     and terminations...............        (7,531,767)        (2,430,616)         (449,493)         (457,783)
                                      -----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......         20,216,838         61,457,063         (540,381)           177,324
                                      -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets...............         19,980,131         61,556,887         (541,549)           162,230
NET ASSETS:
   Beginning of year................         76,708,364         15,151,477         8,897,037         8,734,807
                                      -----------------  -----------------  ----------------  ----------------
   End of year......................  $      96,688,495  $      76,708,364  $      8,355,488  $      8,897,037
                                      =================  =================  ================  ================


                                       MIST METLIFE ASSET ALLOCATION 100        MIST METLIFE BALANCED PLUS
                                              INVESTMENT DIVISION                   INVESTMENT DIVISION
                                      ------------------------------------  ------------------------------------
                                            2014               2013               2014               2013
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     (1,020,313)  $     (1,225,592)  $      14,644,003  $     (2,759,318)
   Net realized gains (losses)......          5,869,246          3,331,546        235,284,058         38,771,200
   Change in unrealized gains
     (losses) on investments........          3,925,591         42,845,791        (6,650,823)        222,027,751
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          8,774,524         44,951,745        243,277,238        258,039,633
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         13,865,116         14,013,129        260,502,702        547,982,837
   Net transfers (including fixed
     account).......................            679,490         67,471,869        214,839,062        507,399,979
   Contract charges.................          (454,115)          (384,485)       (35,437,993)       (23,314,623)
   Transfers for contract benefits
     and terminations...............       (20,440,773)       (16,858,481)      (134,800,740)       (68,514,051)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......        (6,350,282)         64,242,032        305,103,031        963,554,142
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............          2,424,242        109,193,777        548,380,269      1,221,593,775
NET ASSETS:
   Beginning of year................        228,507,697        119,313,920      2,758,152,662      1,536,558,887
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $     230,931,939  $     228,507,697  $   3,306,532,931  $   2,758,152,662
                                      =================  =================  =================  =================

                                           MIST METLIFE MULTI-INDEX
                                                 TARGETED RISK                  MIST METLIFE SMALL CAP VALUE
                                              INVESTMENT DIVISION                    INVESTMENT DIVISION
                                      ------------------------------------  ------------------------------------
                                            2014               2013                2014               2013
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     (5,039,987)  $       (730,174)  $       (188,343)  $        (32,626)
   Net realized gains (losses)......          1,257,636          4,514,858          1,110,992            254,181
   Change in unrealized gains
     (losses) on investments........         34,474,145          8,391,748          (816,842)          3,721,160
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         30,691,794         12,176,432            105,807          3,942,715
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        101,413,537        108,918,900          1,508,135          1,846,540
   Net transfers (including fixed
     account).......................        128,155,710        136,805,559          (507,744)          (578,830)
   Contract charges.................        (4,357,654)          (667,574)           (34,630)           (29,885)
   Transfers for contract benefits
     and terminations...............       (14,296,253)        (2,587,127)        (1,119,033)          (699,793)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......        210,915,340        242,469,758          (153,272)            538,032
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............        241,607,134        254,646,190           (47,465)          4,480,747
NET ASSETS:
   Beginning of year................        261,549,603          6,903,413         16,848,467         12,367,720
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $     503,156,737  $     261,549,603  $      16,801,002  $      16,848,467
                                      =================  =================  =================  =================

                                                MIST MFS EMERGING
                                                 MARKETS EQUITY
                                               INVESTMENT DIVISION
                                      ------------------------------------
                                             2014               2013
                                      -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       (226,358)  $       (103,102)
   Net realized gains (losses)......            182,214            245,013
   Change in unrealized gains
     (losses) on investments........        (3,987,006)        (3,134,017)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        (4,031,150)        (2,992,106)
                                      -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          2,673,637          2,720,739
   Net transfers (including fixed
     account).......................          3,761,460          5,252,067
   Contract charges.................          (465,682)          (451,905)
   Transfers for contract benefits
     and terminations...............        (2,405,598)        (1,869,986)
                                      -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......          3,563,817          5,650,915
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets...............          (467,333)          2,658,809
NET ASSETS:
   Beginning of year................         53,202,058         50,543,249
                                      -----------------  -----------------
   End of year......................  $      52,734,725  $      53,202,058
                                      =================  =================

(a) Commenced December 13, 2013 and began transactions in 2014.
(b) For the period November 19, 2014 to December 31, 2014.
(c) For the period April 28, 2014 to December 31, 2014.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013



                                                                                  MIST MORGAN STANLEY
                                       MIST MFS RESEARCH INTERNATIONAL              MID CAP GROWTH
                                             INVESTMENT DIVISION                  INVESTMENT DIVISION
                                     -----------------------------------  -----------------------------------
                                           2014               2013              2014               2013
                                     -----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       2,557,934  $      3,345,280  $    (4,505,418)  $     (1,656,171)
   Net realized gains (losses).....            927,141         (622,928)        16,801,895         13,208,252
   Change in unrealized gains
     (losses) on investments.......       (22,790,637)        36,996,683      (12,785,123)        103,554,435
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (19,305,562)        39,719,035         (488,646)        115,106,516
                                     -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          8,348,183         9,305,774        11,608,453         11,395,112
   Net transfers (including fixed
     account)......................          1,964,238       (9,269,007)       (6,505,403)       (22,347,266)
   Contract charges................        (1,038,776)       (1,012,206)         (463,138)          (472,654)
   Transfers for contract benefits
     and terminations..............       (20,815,387)      (19,069,436)      (35,736,925)       (32,657,770)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (11,541,742)      (20,044,875)      (31,097,013)       (44,082,578)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............       (30,847,304)        19,674,160      (31,585,659)         71,023,938
NET ASSETS:
   Beginning of year...............        252,471,398       232,797,238       399,201,501        328,177,563
                                     -----------------  ----------------  ----------------  -----------------
   End of year.....................  $     221,624,094  $    252,471,398  $    367,615,842  $     399,201,501
                                     =================  ================  ================  =================

                                                                              MIST PANAGORA
                                                                           GLOBAL DIVERSIFIED                MIST PIMCO
                                       MIST OPPENHEIMER GLOBAL EQUITY             RISK                INFLATION PROTECTED BOND
                                             INVESTMENT DIVISION           INVESTMENT DIVISION           INVESTMENT DIVISION
                                     ------------------------------------  -------------------  ------------------------------------
                                            2014              2013              2014 (c)               2014               2013
                                     -----------------  -----------------   -----------------   -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (548,162)  $       1,569,694   $        (11,593)   $       1,539,353  $       5,944,398
   Net realized gains (losses).....         16,780,916          8,709,957             128,797         (7,095,453)         28,820,051
   Change in unrealized gains
     (losses) on investments.......       (13,256,823)         47,935,617           (100,953)          15,311,995      (105,930,636)
                                     -----------------  -----------------   -----------------   -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          2,975,931         58,215,268              16,251           9,755,895       (71,166,187)
                                     -----------------  -----------------   -----------------   -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          8,077,218          8,781,129           4,116,214          17,499,770         29,666,625
   Net transfers (including fixed
     account)......................          1,144,594         19,380,914           2,551,951        (26,259,193)       (45,510,687)
   Contract charges................        (1,020,879)          (882,360)             (9,905)         (3,752,191)        (4,071,028)
   Transfers for contract benefits
     and terminations..............       (24,016,051)       (20,582,190)            (52,833)        (44,533,339)       (46,313,585)
                                     -----------------  -----------------   -----------------   -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (15,815,118)          6,697,493           6,605,427        (57,044,953)       (66,228,675)
                                     -----------------  -----------------   -----------------   -----------------  -----------------
     Net increase (decrease)
        in net assets..............       (12,839,187)         64,912,761           6,621,678        (47,289,058)      (137,394,862)
NET ASSETS:
   Beginning of year...............        284,310,727        219,397,966                  --         559,896,326        697,291,188
                                     -----------------  -----------------   -----------------   -----------------  -----------------
   End of year.....................  $     271,471,540  $     284,310,727   $       6,621,678   $     512,607,268  $     559,896,326
                                     =================  =================   =================   =================  =================



                                           MIST PIMCO TOTAL RETURN            MIST PIONEER STRATEGIC INCOME
                                             INVESTMENT DIVISION                   INVESTMENT DIVISION
                                     ------------------------------------  ------------------------------------
                                            2014              2013               2014               2013
                                     -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      12,421,593  $      36,186,476  $       2,533,622  $       2,648,556
   Net realized gains (losses).....          (111,363)         23,893,062            772,493            380,318
   Change in unrealized gains
     (losses) on investments.......         20,819,584       (99,136,970)        (1,203,395)        (3,017,233)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         33,129,814       (39,057,432)          2,102,720             11,641
                                     -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         41,864,333         57,605,759          4,823,256          5,430,079
   Net transfers (including fixed
     account)......................       (43,304,861)         24,506,322          4,305,269        (1,887,650)
   Contract charges................        (6,974,624)        (7,135,535)          (462,015)          (482,291)
   Transfers for contract benefits
     and terminations..............      (100,252,698)       (95,719,277)        (3,819,840)        (3,750,667)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (108,667,850)       (20,742,731)          4,846,670          (690,529)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............       (75,538,036)       (59,800,163)          6,949,390          (678,888)
NET ASSETS:
   Beginning of year...............      1,166,300,320      1,226,100,483         69,401,877         70,080,765
                                     -----------------  -----------------  -----------------  -----------------
   End of year.....................  $   1,090,762,284  $   1,166,300,320  $      76,351,267  $      69,401,877
                                     =================  =================  =================  =================

(a) Commenced December 13, 2013 and began transactions in 2014.
(b) For the period November 19, 2014 to December 31, 2014.
(c) For the period April 28, 2014 to December 31, 2014.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                       MIST PYRAMIS GOVERNMENT INCOME         MIST PYRAMIS MANAGED RISK
                                             INVESTMENT DIVISION                 INVESTMENT DIVISION
                                     ----------------------------------  ----------------------------------
                                           2014              2013              2014            2013 (d)
                                     ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      7,154,892  $      1,477,206  $    (1,153,230)  $        213,903
   Net realized gains (losses).....       (1,621,559)         2,288,770           334,734           983,169
   Change in unrealized gains
     (losses) on investments.......        26,699,448      (39,830,367)         7,306,434         1,447,758
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        32,232,781      (36,064,391)         6,487,938         2,644,830
                                     ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        14,609,351       105,051,042        30,415,570        22,919,893
   Net transfers (including fixed
     account)......................      (14,421,751)      (93,735,545)        37,409,357        32,453,044
   Contract charges................       (6,961,531)       (7,065,603)         (935,047)         (174,338)
   Transfers for contract benefits
     and terminations..............      (32,931,648)      (27,191,732)       (3,371,964)         (526,952)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (39,705,579)      (22,941,838)        63,517,916        54,671,647
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............       (7,472,798)      (59,006,229)        70,005,854        57,316,477
NET ASSETS:
   Beginning of year...............       541,918,855       600,925,084        57,316,477                --
                                     ----------------  ----------------  ----------------  ----------------
   End of year.....................  $    534,446,057  $    541,918,855  $    127,322,331  $     57,316,477
                                     ================  ================  ================  ================

                                      MIST SCHRODERS GLOBAL MULTI-ASSET     MIST SSGA GROWTH AND INCOME ETF
                                             INVESTMENT DIVISION                  INVESTMENT DIVISION
                                     -----------------------------------  -----------------------------------
                                           2014               2013              2014               2013
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        161,473  $     (3,151,762)  $      9,506,488  $      11,814,784
   Net realized gains (losses).....        14,501,015            815,713        69,285,074         31,676,682
   Change in unrealized gains
     (losses) on investments.......         9,882,321         24,079,526      (36,174,019)         60,189,529
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        24,544,809         21,743,477        42,617,543        103,680,995
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        37,221,360        114,186,711        24,323,776         24,121,793
   Net transfers (including fixed
     account)......................        27,890,778        101,499,851      (26,282,031)       (19,540,123)
   Contract charges................       (4,565,324)        (2,355,198)       (9,007,601)        (8,869,341)
   Transfers for contract benefits
     and terminations..............      (16,251,420)        (7,187,183)      (52,178,650)       (38,673,381)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        44,295,394        206,144,181      (63,144,506)       (42,961,052)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............        68,840,203        227,887,658      (20,526,963)         60,719,943
NET ASSETS:
   Beginning of year...............       357,921,883        130,034,225       979,735,898        919,015,955
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $    426,762,086  $     357,921,883  $    959,208,935  $     979,735,898
                                     ================  =================  ================  =================

                                            MIST SSGA GROWTH ETF           MIST T. ROWE PRICE MID CAP GROWTH
                                             INVESTMENT DIVISION                  INVESTMENT DIVISION
                                     -----------------------------------  -----------------------------------
                                           2014               2013              2014               2013
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      1,005,584  $       1,006,979  $    (5,072,974)  $     (3,523,331)
   Net realized gains (losses).....        12,495,548          6,731,366        48,791,680         24,489,933
   Change in unrealized gains
     (losses) on investments.......       (7,185,364)         12,635,058           423,719         81,926,394
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         6,315,768         20,373,403        44,142,425        102,892,996
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         7,409,394          8,735,321        22,501,374         20,537,738
   Net transfers (including fixed
     account)......................         5,707,554         13,683,507           163,656        (1,946,413)
   Contract charges................         (922,307)          (762,455)       (1,921,040)        (1,742,675)
   Transfers for contract benefits
     and terminations..............      (10,703,118)        (7,355,369)      (32,815,857)       (26,223,590)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......         1,491,523         14,301,004      (12,071,867)        (9,374,940)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............         7,807,291         34,674,407        32,070,558         93,518,056
NET ASSETS:
   Beginning of year...............       150,739,383        116,064,976       393,848,239        300,330,183
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $    158,546,674  $     150,739,383  $    425,918,797  $     393,848,239
                                     ================  =================  ================  =================

                                         MIST WMC LARGE CAP RESEARCH
                                             INVESTMENT DIVISION
                                     -----------------------------------
                                           2014               2013
                                     ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (1,565,524)  $       1,526,066
   Net realized gains (losses).....        19,130,176          5,445,047
   Change in unrealized gains
     (losses) on investments.......        69,662,689        185,128,020
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        87,227,341        192,099,133
                                     ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        13,632,289         15,575,203
   Net transfers (including fixed
     account)......................      (13,739,992)       (20,500,499)
   Contract charges................         (722,886)          (679,953)
   Transfers for contract benefits
     and terminations..............      (65,130,176)       (63,407,217)
                                     ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (65,960,765)       (69,012,466)
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets..............        21,266,576        123,086,667
NET ASSETS:
   Beginning of year...............       739,787,013        616,700,346
                                     ----------------  -----------------
   End of year.....................  $    761,053,589  $     739,787,013
                                     ================  =================

(a) Commenced December 13, 2013 and began transactions in 2014.
(b) For the period November 19, 2014 to December 31, 2014.
(c) For the period April 28, 2014 to December 31, 2014.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013



                                                  VARIABLE B                             VARIABLE C
                                              INVESTMENT DIVISION                    INVESTMENT DIVISION
                                      ------------------------------------  -------------------------------------
                                            2014               2013                2014               2013
                                      -----------------  -----------------  -----------------  ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $           7,004  $          75,248  $          10,465  $           15,408
   Net realized gains (losses)......            400,057            129,960             12,154               1,801
   Change in unrealized gains
     (losses) on investments........          1,249,360          3,569,637            143,876             337,844
                                      -----------------  -----------------  -----------------  ------------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          1,656,421          3,774,845            166,495             355,053
                                      -----------------  -----------------  -----------------  ------------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........              1,722             22,080                 --                  --
   Net transfers (including fixed
     account).......................                 --                 --                 --                  --
   Contract charges.................                 --                 --                 --                  --
   Transfers for contract benefits
     and terminations...............        (1,764,569)        (2,233,681)           (56,475)           (331,487)
                                      -----------------  -----------------  -----------------  ------------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......        (1,762,847)        (2,211,601)           (56,475)           (331,487)
                                      -----------------  -----------------  -----------------  ------------------
     Net increase (decrease)
        in net assets...............          (106,426)          1,563,244            110,020              23,566
NET ASSETS:
   Beginning of year................         13,976,724         12,413,480          1,246,820           1,223,254
                                      -----------------  -----------------  -----------------  ------------------
   End of year......................  $      13,870,298  $      13,976,724  $       1,356,840  $        1,246,820
                                      =================  =================  =================  ==================

                                              MSF BAILLIE GIFFORD                       MSF BARCLAYS
                                              INTERNATIONAL STOCK                   AGGREGATE BOND INDEX
                                              INVESTMENT DIVISION                    INVESTMENT DIVISION
                                      ------------------------------------  ------------------------------------
                                            2014                2013               2014              2013
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         148,505  $         466,295  $      18,538,567  $      24,164,365
   Net realized gains (losses)......          (835,772)        (2,942,364)            789,567            963,354
   Change in unrealized gains
     (losses) on investments........        (5,962,448)         23,276,505         29,744,049       (69,025,881)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        (6,649,715)         20,800,436         49,072,183       (43,898,162)
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          3,886,169          4,009,176         68,034,934         69,959,920
   Net transfers (including fixed
     account).......................            412,960        (4,684,463)         33,728,296        104,378,546
   Contract charges.................          (413,929)          (417,392)        (5,936,263)        (5,585,348)
   Transfers for contract benefits
     and terminations...............       (15,862,121)       (14,635,114)      (116,469,102)      (102,047,874)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......       (11,976,921)       (15,727,793)       (20,642,135)         66,705,244
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............       (18,626,636)          5,072,643         28,430,048         22,807,082
NET ASSETS:
   Beginning of year................        162,561,055        157,488,412      1,173,488,783      1,150,681,701
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $     143,934,419  $     162,561,055  $   1,201,918,831  $   1,173,488,783
                                      =================  =================  =================  =================


                                           MSF BLACKROCK BOND INCOME         MSF BLACKROCK CAPITAL APPRECIATION
                                              INVESTMENT DIVISION                    INVESTMENT DIVISION
                                      ------------------------------------  ------------------------------------
                                            2014                2013               2014              2013
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       9,962,328  $      12,941,865  $     (2,310,022)  $     (1,106,862)
   Net realized gains (losses)......            552,890         12,994,006         10,125,655          8,210,066
   Change in unrealized gains
     (losses) on investments........         15,776,512       (36,914,536)          5,010,354         41,967,751
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         26,291,730       (10,978,665)         12,825,987         49,070,955
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         17,873,482         17,333,727          5,557,016          6,193,292
   Net transfers (including fixed
     account).......................         25,588,292          4,920,304        (6,906,160)       (16,841,034)
   Contract charges.................        (2,012,040)        (1,888,240)        (1,025,151)          (975,687)
   Transfers for contract benefits
     and terminations...............       (48,174,128)       (44,067,860)       (14,764,188)       (12,613,683)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......        (6,724,394)       (23,702,069)       (17,138,483)       (24,237,112)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............         19,567,336       (34,680,734)        (4,312,496)         24,833,843
NET ASSETS:
   Beginning of year................        478,446,482        513,127,216        189,056,520        164,222,677
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $     498,013,818  $     478,446,482  $     184,744,024  $     189,056,520
                                      =================  =================  =================  =================


                                          MSF BLACKROCK LARGE CAP VALUE
                                               INVESTMENT DIVISION
                                      ------------------------------------
                                             2014               2013
                                      -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       (549,259)  $       (231,842)
   Net realized gains (losses)......         62,173,448         13,544,549
   Change in unrealized gains
     (losses) on investments........       (39,840,375)         51,361,679
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         21,783,814         64,674,386
                                      -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         12,719,265         12,580,719
   Net transfers (including fixed
     account).......................             50,266        (6,169,677)
   Contract charges.................        (1,327,333)        (1,243,636)
   Transfers for contract benefits
     and terminations...............       (26,243,852)       (19,870,589)
                                      -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......       (14,801,654)       (14,703,183)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets...............          6,982,160         49,971,203
NET ASSETS:
   Beginning of year................        270,163,032        220,191,829
                                      -----------------  -----------------
   End of year......................  $     277,145,192  $     270,163,032
                                      =================  =================

(a) Commenced December 13, 2013 and began transactions in 2014.
(b) For the period November 19, 2014 to December 31, 2014.
(c) For the period April 28, 2014 to December 31, 2014.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013



                                         MSF BLACKROCK MONEY MARKET           MSF FRONTIER MID CAP GROWTH
                                             INVESTMENT DIVISION                  INVESTMENT DIVISION
                                     -----------------------------------  ------------------------------------
                                           2014               2013              2014               2013
                                     ----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (995,836)  $     (1,132,007)  $     (6,324,343)  $          73,515
   Net realized gains (losses).....                --                 --         66,003,178         30,200,303
   Change in unrealized gains
     (losses) on investments.......                --                 --       (11,811,240)         98,942,221
                                     ----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         (995,836)        (1,132,007)         47,867,595        129,216,039
                                     ----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         6,029,836          8,210,444          8,261,247          7,710,819
   Net transfers (including fixed
     account)......................       (3,149,949)          1,475,596        (9,143,437)       (18,594,620)
   Contract charges................         (576,008)          (647,879)          (593,616)          (585,437)
   Transfers for contract benefits
     and terminations..............      (14,315,222)       (13,505,853)       (45,108,676)       (41,311,390)
                                     ----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (12,011,343)        (4,467,692)       (46,584,482)       (52,780,628)
                                     ----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............      (13,007,179)        (5,599,699)          1,283,113         76,435,411
NET ASSETS:
   Beginning of year...............        83,385,113         88,984,812        515,676,513        439,241,102
                                     ----------------  -----------------  -----------------  -----------------
   End of year.....................  $     70,377,934  $      83,385,113  $     516,959,626  $     515,676,513
                                     ================  =================  =================  =================

                                                                                   MSF LOOMIS SAYLES
                                             MSF JENNISON GROWTH                    SMALL CAP CORE
                                             INVESTMENT DIVISION                  INVESTMENT DIVISION
                                     -----------------------------------  ------------------------------------
                                           2014               2013              2014               2013
                                     ----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (2,093,162)  $     (1,659,073)  $     (2,420,074)  $     (1,739,656)
   Net realized gains (losses).....        18,453,989          6,758,909         31,470,072         19,385,185
   Change in unrealized gains
     (losses) on investments.......       (3,551,217)         44,330,874       (24,891,546)         41,221,342
                                     ----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        12,809,610         49,430,710          4,158,452         58,866,871
                                     ----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         5,673,938          6,318,131          7,160,942          6,760,655
   Net transfers (including fixed
     account)......................       (6,588,785)       (18,151,905)        (2,874,330)        (4,216,699)
   Contract charges................         (993,164)          (972,446)          (707,054)          (672,122)
   Transfers for contract benefits
     and terminations..............      (13,971,214)       (13,379,092)       (18,555,419)       (14,844,851)
                                     ----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (15,879,225)       (26,185,312)       (14,975,861)       (12,973,017)
                                     ----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............       (3,069,615)         23,245,398       (10,817,409)         45,893,854
NET ASSETS:
   Beginning of year...............       177,299,348        154,053,950        203,229,729        157,335,875
                                     ----------------  -----------------  -----------------  -----------------
   End of year.....................  $    174,229,733  $     177,299,348  $     192,412,320  $     203,229,729
                                     ================  =================  =================  =================

                                              MSF LOOMIS SAYLES
                                              SMALL CAP GROWTH               MSF MET/ARTISAN MID CAP VALUE
                                             INVESTMENT DIVISION                  INVESTMENT DIVISION
                                     -----------------------------------  ------------------------------------
                                           2014               2013              2014               2013
                                     ----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (728,850)  $       (660,692)  $     (1,654,601)  $       (961,848)
   Net realized gains (losses).....        10,665,523          3,576,809          6,709,487          3,162,897
   Change in unrealized gains
     (losses) on investments.......      (10,531,918)         16,516,067        (3,523,612)         69,537,584
                                     ----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         (595,245)         19,432,184          1,531,274         71,738,633
                                     ----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         2,022,653          1,890,772          9,516,098          9,436,749
   Net transfers (including fixed
     account)......................       (4,861,259)          6,543,045        (2,810,621)            956,044
   Contract charges................         (116,921)          (108,917)          (600,532)          (553,676)
   Transfers for contract benefits
     and terminations..............       (6,070,016)        (4,858,114)       (27,120,985)       (25,394,140)
                                     ----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (9,025,543)          3,466,786       (21,016,040)       (15,555,023)
                                     ----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............       (9,620,788)         22,898,970       (19,484,766)         56,183,610
NET ASSETS:
   Beginning of year...............        64,392,848         41,493,878        268,786,607        212,602,997
                                     ----------------  -----------------  -----------------  -----------------
   End of year.....................  $     54,772,060  $      64,392,848  $     249,301,841  $     268,786,607
                                     ================  =================  =================  =================

                                             MSF MET/DIMENSIONAL
                                         INTERNATIONAL SMALL COMPANY
                                             INVESTMENT DIVISION
                                     -----------------------------------
                                           2014               2013
                                     ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         40,800  $          24,091
   Net realized gains (losses).....           270,451            220,610
   Change in unrealized gains
     (losses) on investments.......         (899,309)            966,876
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         (588,058)          1,211,577
                                     ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           968,078            443,044
   Net transfers (including fixed
     account)......................         1,244,253          (150,621)
   Contract charges................          (47,631)           (41,428)
   Transfers for contract benefits
     and terminations..............         (376,436)          (294,707)
                                     ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......         1,788,264           (43,712)
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets..............         1,200,206          1,167,865
NET ASSETS:
   Beginning of year...............         5,887,254          4,719,389
                                     ----------------  -----------------
   End of year.....................  $      7,087,460  $       5,887,254
                                     ================  =================

(a) Commenced December 13, 2013 and began transactions in 2014.
(b) For the period November 19, 2014 to December 31, 2014.
(c) For the period April 28, 2014 to December 31, 2014.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                         MSF METLIFE ASSET ALLOCATION 20        MSF METLIFE ASSET ALLOCATION 40
                                               INVESTMENT DIVISION                    INVESTMENT DIVISION
                                      -------------------------------------  ------------------------------------
                                             2014               2013               2014                2013
                                      -----------------  ------------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      13,896,813  $        9,297,267  $      23,381,196  $      18,072,392
   Net realized gains (losses)......         26,178,446           9,661,699         73,541,453         31,187,191
   Change in unrealized gains
     (losses) on investments........       (23,247,513)         (2,447,654)       (44,972,311)         82,583,600
                                      -----------------  ------------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         16,827,746          16,511,312         51,950,338        131,843,183
                                      -----------------  ------------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         26,657,059          34,497,982         59,297,231         62,147,447
   Net transfers (including fixed
     account).......................       (14,313,128)        (37,386,364)       (14,405,089)       (12,530,288)
   Contract charges.................        (3,462,380)         (3,801,125)       (10,206,995)       (10,296,017)
   Transfers for contract benefits
     and terminations...............       (54,509,493)        (51,064,401)      (133,745,000)      (108,900,856)
                                      -----------------  ------------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......       (45,627,942)        (57,753,908)       (99,059,853)       (69,579,714)
                                      -----------------  ------------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............       (28,800,196)        (41,242,596)       (47,109,515)         62,263,469
NET ASSETS:
   Beginning of year................        550,180,374         591,422,970      1,476,093,805      1,413,830,336
                                      -----------------  ------------------  -----------------  -----------------
   End of year......................  $     521,380,178  $      550,180,374  $   1,428,984,290  $   1,476,093,805
                                      =================  ==================  =================  =================

                                         MSF METLIFE ASSET ALLOCATION 60        MSF METLIFE ASSET ALLOCATION 80
                                               INVESTMENT DIVISION                    INVESTMENT DIVISION
                                      -------------------------------------  ------------------------------------
                                             2014               2013                2014              2013
                                       -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....   $      35,781,481  $      28,038,506  $       6,674,371  $       3,287,000
   Net realized gains (losses)......         242,074,405         71,718,032         40,779,324         20,551,964
   Change in unrealized gains
     (losses) on investments........       (114,823,100)        538,506,450         31,702,916        343,583,585
                                       -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         163,032,786        638,262,988         79,156,611        367,422,549
                                       -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         142,959,175        159,543,441         83,366,762         79,443,851
   Net transfers (including fixed
     account).......................        (29,853,455)         22,725,751         66,844,127       (28,396,613)
   Contract charges.................        (34,898,596)       (32,993,340)       (12,439,753)       (11,031,467)
   Transfers for contract benefits
     and terminations...............       (329,329,344)      (251,727,103)      (150,251,241)       (98,016,265)
                                       -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......       (251,122,220)      (102,451,251)       (12,480,105)       (58,000,494)
                                       -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............        (88,089,434)        535,811,737         66,676,506        309,422,055
NET ASSETS:
   Beginning of year................       4,454,029,359      3,918,217,622      1,955,179,905      1,645,757,850
                                       -----------------  -----------------  -----------------  -----------------
   End of year......................   $   4,365,939,925  $   4,454,029,359  $   2,021,856,411  $   1,955,179,905
                                       =================  =================  =================  =================

                                         MSF METLIFE MID CAP STOCK INDEX            MSF METLIFE STOCK INDEX
                                               INVESTMENT DIVISION                    INVESTMENT DIVISION
                                      -------------------------------------  ------------------------------------
                                             2014               2013               2014                2013
                                      -----------------  ------------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     (1,942,475)  $      (1,215,082)  $      11,073,177  $      15,015,370
   Net realized gains (losses)......         40,073,549          26,734,140        178,937,329        122,276,005
   Change in unrealized gains
     (losses) on investments........          3,367,529         104,216,853        155,769,398        615,191,392
                                      -----------------  ------------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         41,498,603         129,735,911        345,779,904        752,482,767
                                      -----------------  ------------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         29,033,507          27,741,430         97,402,249         90,763,567
   Net transfers (including fixed
     account).......................        (4,852,865)         (8,866,333)       (69,411,914)      (141,268,047)
   Contract charges.................        (1,907,550)         (1,768,671)        (7,181,264)        (6,950,219)
   Transfers for contract benefits
     and terminations...............       (45,089,289)        (38,841,974)      (287,323,305)      (252,951,970)
                                      -----------------  ------------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......       (22,816,197)        (21,735,548)      (266,514,234)      (310,406,669)
                                      -----------------  ------------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............         18,682,406         108,000,363         79,265,670        442,076,098
NET ASSETS:
   Beginning of year................        532,114,735         424,114,372      3,062,136,452      2,620,060,354
                                      -----------------  ------------------  -----------------  -----------------
   End of year......................  $     550,797,141  $      532,114,735  $   3,141,402,122  $   3,062,136,452
                                      =================  ==================  =================  =================

                                             MSF MFS TOTAL RETURN
                                              INVESTMENT DIVISION
                                      ------------------------------------
                                            2014                2013
                                      -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       1,628,484  $       1,846,161
   Net realized gains (losses)......          3,180,310          1,806,017
   Change in unrealized gains
     (losses) on investments........          5,996,997         19,903,247
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         10,805,791         23,555,425
                                      -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          5,800,170          6,196,396
   Net transfers (including fixed
     account).......................          1,842,892          1,108,601
   Contract charges.................          (435,167)          (411,568)
   Transfers for contract benefits
     and terminations...............       (15,935,068)       (13,673,427)
                                      -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......        (8,727,173)        (6,779,998)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets...............          2,078,618         16,775,427
NET ASSETS:
   Beginning of year................        155,581,004        138,805,577
                                      -----------------  -----------------
   End of year......................  $     157,659,622  $     155,581,004
                                      =================  =================

(a) Commenced December 13, 2013 and began transactions in 2014.
(b) For the period November 19, 2014 to December 31, 2014.
(c) For the period April 28, 2014 to December 31, 2014.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013



                                                MSF MFS VALUE                     MSF MSCI EAFE INDEX
                                             INVESTMENT DIVISION                  INVESTMENT DIVISION
                                     ----------------------------------  ------------------------------------
                                           2014              2013               2014              2013
                                     ----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      1,620,760  $        424,178  $       5,994,993  $       8,349,354
   Net realized gains (losses).....        34,648,687        43,830,921          4,906,164          5,250,191
   Change in unrealized gains
     (losses) on investments.......         9,709,774        75,196,503       (50,125,750)         79,027,830
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        45,979,221       119,451,602       (39,224,593)         92,627,375
                                     ----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        22,015,424        20,357,935         29,761,878         27,596,300
   Net transfers (including fixed
     account)......................      (11,619,646)       126,656,489         33,938,265       (19,089,085)
   Contract charges................       (1,892,394)       (1,536,046)        (2,121,715)        (2,090,273)
   Transfers for contract benefits
     and terminations..............      (48,036,755)      (39,225,336)       (45,835,202)       (40,776,046)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (39,533,371)       106,253,042         15,743,226       (34,359,104)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............         6,445,850       225,704,644       (23,481,367)         58,268,271
NET ASSETS:
   Beginning of year...............       519,644,727       293,940,083        534,853,073        476,584,802
                                     ----------------  ----------------  -----------------  -----------------
   End of year.....................  $    526,090,577  $    519,644,727  $     511,371,706  $     534,853,073
                                     ================  ================  =================  =================


                                        MSF NEUBERGER BERMAN GENESIS             MSF RUSSELL 2000 INDEX
                                             INVESTMENT DIVISION                   INVESTMENT DIVISION
                                     -----------------------------------  ------------------------------------
                                           2014               2013               2014               2013
                                     -----------------  ----------------   ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (3,240,300)  $    (2,035,531)   $      (742,961)  $         587,127
   Net realized gains (losses).....          6,555,789         1,789,466         21,937,691         13,580,422
   Change in unrealized gains
     (losses) on investments.......        (9,082,126)       101,338,965        (8,701,872)         82,496,980
                                     -----------------  ----------------   ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        (5,766,637)       101,092,900         12,492,858         96,664,529
                                     -----------------  ----------------   ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          8,812,379         9,465,954         18,853,314         18,233,112
   Net transfers (including fixed
     account)......................        (6,073,271)        35,677,138            120,448       (11,989,130)
   Contract charges................          (712,659)         (646,298)          (914,650)          (851,036)
   Transfers for contract benefits
     and terminations..............       (37,590,787)      (31,862,350)       (29,143,871)       (27,137,474)
                                     -----------------  ----------------   ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (35,564,338)        12,634,444       (11,084,759)       (21,744,528)
                                     -----------------  ----------------   ----------------  -----------------
     Net increase (decrease)
        in net assets..............       (41,330,975)       113,727,344          1,408,099         74,920,001
NET ASSETS:
   Beginning of year...............        368,249,828       254,522,484        347,868,995        272,948,994
                                     -----------------  ----------------   ----------------  -----------------
   End of year.....................  $     326,918,853  $    368,249,828   $    349,277,094  $     347,868,995
                                     =================  ================   ================  =================

                                              MSF T. ROWE PRICE                     MSF T. ROWE PRICE
                                              LARGE CAP GROWTH                      SMALL CAP GROWTH
                                             INVESTMENT DIVISION                   INVESTMENT DIVISION
                                     ------------------------------------  ----------------------------------
                                            2014              2013               2014              2013
                                     -----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (5,279,237)  $     (3,663,185)  $    (4,727,861)  $    (3,348,828)
   Net realized gains (losses).....         45,165,018         11,865,119        45,125,313        29,802,052
   Change in unrealized gains
     (losses) on investments.......        (8,242,897)         98,916,181      (19,935,792)        93,061,343
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         31,642,884        107,118,115        20,461,660       119,514,567
                                     -----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         24,167,784         17,003,634        18,846,975        16,773,620
   Net transfers (including fixed
     account)......................            823,757        136,427,169       (6,509,909)         1,958,661
   Contract charges................        (1,258,257)          (881,781)         (957,277)         (865,626)
   Transfers for contract benefits
     and terminations..............       (39,594,121)       (28,636,353)      (32,520,361)      (26,787,626)
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (15,860,837)        123,912,669      (21,140,572)       (8,920,971)
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............         15,782,047        231,030,784         (678,912)       110,593,596
NET ASSETS:
   Beginning of year...............        427,299,444        196,268,660       395,500,809       284,907,213
                                     -----------------  -----------------  ----------------  ----------------
   End of year.....................  $     443,081,491  $     427,299,444  $    394,821,897  $    395,500,809
                                     =================  =================  ================  ================

                                                  MSF VAN ECK
                                           GLOBAL NATURAL RESOURCES
                                              INVESTMENT DIVISION
                                     ------------------------------------
                                            2014               2013
                                     -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (399,940)  $       (253,758)
   Net realized gains (losses).....            797,251          (557,122)
   Change in unrealized gains
     (losses) on investments.......        (7,978,235)          4,663,443
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        (7,580,924)          3,852,563
                                     -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            443,381            874,154
   Net transfers (including fixed
     account)......................          4,265,132        (2,353,814)
   Contract charges................          (430,366)          (442,707)
   Transfers for contract benefits
     and terminations..............        (1,800,103)        (1,600,948)
                                     -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......          2,478,044        (3,523,315)
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets..............        (5,102,880)            329,248
NET ASSETS:
   Beginning of year...............         41,407,912         41,078,664
                                     -----------------  -----------------
   End of year.....................  $      36,305,032  $      41,407,912
                                     =================  =================

(a) Commenced December 13, 2013 and began transactions in 2014.
(b) For the period November 19, 2014 to December 31, 2014.
(c) For the period April 28, 2014 to December 31, 2014.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013



                                        MSF WESTERN ASSET MANAGEMENT               MSF WESTERN ASSET
                                        STRATEGIC BOND OPPORTUNITIES          MANAGEMENT U.S. GOVERNMENT
                                             INVESTMENT DIVISION                  INVESTMENT DIVISION
                                     -----------------------------------  -----------------------------------
                                           2014              2013               2014               2013
                                     ----------------  -----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      9,077,538  $       8,870,490  $         962,166  $      1,564,237
   Net realized gains (losses).....         2,725,207          3,349,948           (72,019)            19,271
   Change in unrealized gains
     (losses) on investments.......       (2,590,250)       (13,236,125)          1,826,117       (6,374,574)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         9,212,495        (1,015,687)          2,716,264       (4,791,066)
                                     ----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         6,066,468          7,620,776          5,625,227         7,309,411
   Net transfers (including fixed
     account)......................         1,213,333        (1,577,447)          1,535,071         1,521,176
   Contract charges................         (539,588)          (575,729)          (993,778)       (1,010,408)
   Transfers for contract benefits
     and terminations..............      (29,325,492)       (27,804,547)       (23,508,716)      (20,411,075)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (22,585,279)       (22,336,947)       (17,342,196)      (12,590,896)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............      (13,372,784)       (23,352,634)       (14,625,932)      (17,381,962)
NET ASSETS:
   Beginning of year...............       230,763,494        254,116,128        212,578,770       229,960,732
                                     ----------------  -----------------  -----------------  ----------------
   End of year.....................  $    217,390,710  $     230,763,494  $     197,952,838  $    212,578,770
                                     ================  =================  =================  ================


                                                                                         MSF WMC
                                              MSF WMC BALANCED                  CORE EQUITY OPPORTUNITIES
                                             INVESTMENT DIVISION                   INVESTMENT DIVISION
                                     ------------------------------------  ----------------------------------
                                            2014              2013               2014              2013
                                     -----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       4,911,350  $       7,898,331  $    (4,653,195)  $      (268,989)
   Net realized gains (losses).....         18,339,588         10,296,472        79,773,477        30,496,525
   Change in unrealized gains
     (losses) on investments.......         35,590,331         96,075,877      (20,448,272)       138,481,113
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         58,841,269        114,270,680        54,672,010       168,708,649
                                     -----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         10,221,524         11,427,533        17,449,672        21,672,616
   Net transfers (including fixed
     account)......................        (9,891,981)       (14,040,216)      (35,100,038)      (38,365,524)
   Contract charges................          (309,998)          (313,151)       (2,872,891)       (2,778,784)
   Transfers for contract benefits
     and terminations..............       (70,203,531)       (62,889,195)      (60,786,681)      (51,778,434)
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (70,183,986)       (65,815,029)      (81,309,938)      (71,250,126)
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............       (11,342,717)         48,455,651      (26,637,928)        97,458,523
NET ASSETS:
   Beginning of year...............        680,740,979        632,285,328       659,765,479       562,306,956
                                     -----------------  -----------------  ----------------  ----------------
   End of year.....................  $     669,398,262  $     680,740,979  $    633,127,551  $    659,765,479
                                     =================  =================  ================  ================

                                            PIMCO VIT             PIMCO VIT
                                       COMMODITYREALRETURN     EMERGING MARKET        UIF GLOBAL
                                            STRATEGY                BOND            INFRASTRUCTURE
                                       INVESTMENT DIVISION   INVESTMENT DIVISION  INVESTMENT DIVISION
                                     ----------------------  -------------------  -------------------
                                            2014 (b)              2014 (b)             2014 (b)
                                     ----------------------  -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....     $             --     $               2    $             (1)
   Net realized gains (losses).....                   --                    --                   --
   Change in unrealized gains
     (losses) on investments.......                 (47)                   (6)                   91
                                     ----------------------  -----------------    -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............                 (47)                   (4)                   90
                                     ----------------------  -----------------    -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                1,534                 1,917                3,917
   Net transfers (including fixed
     account)......................                    2                    --                   --
   Contract charges................                   --                    --                   --
   Transfers for contract benefits
     and terminations..............                   --                    --                   --
                                     ----------------------  -----------------    -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......                1,536                 1,917                3,917
                                     ----------------------  -----------------    -----------------
     Net increase (decrease)
        in net assets..............                1,489                 1,913                4,007
NET ASSETS:
   Beginning of year...............                   --                    --                   --
                                     ----------------------  -----------------    -----------------
   End of year.....................     $          1,489     $           1,913    $           4,007
                                     ======================  =================    =================

(a) Commenced December 13, 2013 and began transactions in 2014.
(b) For the period November 19, 2014 to December 31, 2014.
(c) For the period April 28, 2014 to December 31, 2014.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

              METROPOLITAN LIFE SEPARATE ACCOUNT E
             OF METROPOLITAN LIFE INSURANCE COMPANY
                NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


Metropolitan Life Separate Account E (the "Separate Account"), a separate account of Metropolitan Life Insurance Company (the "Company"), was established by the Company's Board of Directors on September 27, 1983 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts"). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the New York State Department of Financial Services.

The Separate Account is divided into Investment Divisions, each of which is treated as an individual accounting entity for financial reporting purposes. Each Investment Division invests in shares of the corresponding fund, series, or portfolio (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

American Funds Insurance Series ("American Funds")           Legg Mason Partners Variable Equity Trust
Blackrock Variable Series Funds, Inc ("Blackrock")             ("LMPVET")
Calvert Variable Series, Inc. ("Calvert")                    Legg Mason Partners Variable Income Trust
Delaware VIP Trust ("Delaware VIP")                            ("LMPVIT")
Fidelity Variable Insurance Products ("Fidelity VIP")        Met Investors Series Trust ("MIST")*
Franklin Templeton Variable Insurance Products Trust         Metropolitan Series Fund ("MSF")*
   ("FTVIPT")                                                PIMCO Variable Insurance Trust ("PIMCO VIT")
Ivy Funds Variable Insurance Portfolios ("Ivy Funds          The Universal Institutional Funds, Inc. ("UIF")
   VIP")                                                     Trust for Advised Portfolios ("TAP")
Janus Aspen Series ("Janus Aspen")                           Van Eck VIP Trust ("Van Eck VIP")

*See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Investment Divisions of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.


2.  LIST OF INVESTMENT DIVISIONS


A. Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Investment Divisions in accordance with the selection made by the contract owner. The following Investment Divisions had net assets as of December 31, 2014:

American Funds Bond Investment Division                 LMPVET Permal Alternative Select VIT Investment
American Funds Global Small Capitalization                 Division (b)
   Investment Division                                  MIST AllianceBernstein Global Dynamic Allocation
American Funds Growth Investment Division                  Investment Division
American Funds Growth-Income Investment Division        MIST Allianz Global Investors Dynamic Multi-Asset
Calvert VP SRI Balanced Investment Division                Plus Investment Division (b)
Calvert VP SRI Mid Cap Growth Investment Division       MIST American Funds Balanced Allocation
Fidelity VIP Contrafund Investment Division                Investment Division (a)
Fidelity VIP Equity-Income Investment Division          MIST American Funds Growth Allocation Investment
Fidelity VIP FundsManager 50% Investment Division          Division (a)
Fidelity VIP FundsManager 60% Investment Division       MIST American Funds Growth Investment Division
Fidelity VIP Growth Investment Division                 MIST American Funds Moderate Allocation
Fidelity VIP Investment Grade Bond Investment              Investment Division (a)
   Division                                             MIST AQR Global Risk Balanced Investment Division
Fidelity VIP Money Market Investment Division (a)

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. LIST OF INVESTMENT DIVISIONS -- (CONTINUED)


MIST BlackRock Global Tactical Strategies Investment       MIST Schroders Global Multi-Asset Investment
   Division                                                  Division
MIST BlackRock High Yield Investment Division (a)          MIST SSgA Growth and Income ETF Investment
MIST Clarion Global Real Estate Investment Division (a)      Division (a)
MIST ClearBridge Aggressive Growth Investment              MIST SSgA Growth ETF Investment Division (a)
   Division (a)                                            MIST T. Rowe Price Mid Cap Growth Investment
MIST Harris Oakmark International Investment                 Division (a)
   Division (a)                                            MIST WMC Large Cap Research Investment
MIST Invesco Balanced-Risk Allocation Investment             Division (a)
   Division                                                Variable B Investment Division (c)
MIST Invesco Mid Cap Value Investment Division (a)         Variable C Investment Division (c)
MIST Invesco Small Cap Growth Investment Division (a)      MSF Baillie Gifford International Stock Investment
MIST JPMorgan Core Bond Investment Division                  Division (a)
MIST JPMorgan Global Active Allocation Investment          MSF Barclays Aggregate Bond Index Investment
   Division                                                  Division (a)
MIST JPMorgan Small Cap Value Investment Division          MSF BlackRock Bond Income Investment Division (a)
MIST Loomis Sayles Global Markets Investment               MSF BlackRock Capital Appreciation Investment
   Division                                                  Division (a)
MIST Lord Abbett Bond Debenture Investment                 MSF BlackRock Large Cap Value Investment
   Division (a)                                              Division (a)
MIST Met/Eaton Vance Floating Rate Investment              MSF BlackRock Money Market Investment Division (a)
   Division                                                MSF Frontier Mid Cap Growth Investment Division (a)
MIST Met/Franklin Low Duration Total Return                MSF Jennison Growth Investment Division (a)
   Investment Division                                     MSF Loomis Sayles Small Cap Core Investment
MIST Met/Templeton International Bond Investment             Division (a)
   Division                                                MSF Loomis Sayles Small Cap Growth Investment
MIST MetLife Asset Allocation 100 Investment                 Division (a)
   Division (a)                                            MSF Met/Artisan Mid Cap Value Investment
MIST MetLife Balanced Plus Investment Division               Division (a)
MIST MetLife Multi-Index Targeted Risk Investment          MSF Met/Dimensional International Small Company
   Division                                                  Investment Division
MIST MetLife Small Cap Value Investment Division           MSF MetLife Asset Allocation 20 Investment
MIST MFS Emerging Markets Equity Investment                  Division (a)
   Division                                                MSF MetLife Asset Allocation 40 Investment
MIST MFS Research International Investment                   Division (a)
   Division (a)                                            MSF MetLife Asset Allocation 60 Investment
MIST Morgan Stanley Mid Cap Growth Investment                Division (a)
   Division (a)                                            MSF MetLife Asset Allocation 80 Investment
MIST Oppenheimer Global Equity Investment                    Division (a)
   Division (a)                                            MSF MetLife Mid Cap Stock Index Investment
MIST PanAgora Global Diversified Risk Investment             Division (a)
   Division (b)                                            MSF MetLife Stock Index Investment Division (a)
MIST PIMCO Inflation Protected Bond Investment             MSF MFS Total Return Investment Division (a)
   Division (a)                                            MSF MFS Value Investment Division (a)
MIST PIMCO Total Return Investment Division (a)            MSF MSCI EAFE Index Investment Division (a)
MIST Pioneer Strategic Income Investment Division (a)      MSF Neuberger Berman Genesis Investment
MIST Pyramis Government Income Investment                    Division (a)
   Division                                                MSF Russell 2000 Index Investment Division (a)
MIST Pyramis Managed Risk Investment Division

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2.  LIST OF INVESTMENT DIVISIONS -- (CONCLUDED)


MSF T. Rowe Price Large Cap Growth Investment             MSF WMC Balanced Investment Division (a)
   Division (a)                                           MSF WMC Core Equity Opportunities Investment
MSF T. Rowe Price Small Cap Growth Investment               Division (a)
   Division (a)                                           PIMCO VIT CommodityRealReturn Strategy
MSF Van Eck Global Natural Resources Investment             Investment Division (b)
   Division                                               PIMCO VIT Emerging Market Bond Investment
MSF Western Asset Management Strategic Bond                 Division (b)
   Opportunities Investment Division (a)                  UIF Global Infrastructure Investment Division (b)
MSF Western Asset Management U.S. Government
   Investment Division (a)

(a) This Investment Division invests in two or more share classes within the underlying fund, series, or portfolio of the Trusts.
(b) This Investment Division began operations during the year ended December 31, 2014.
(c) Variable B Investment Division and Variable C Investment Division only invest in the (MIST) WMC Large Cap Research Portfolio.

B. The following Investment Divisions had no net assets as of December 31, 2014:

American Funds Global Growth Investment Division         LMPVIT Western Asset Variable High Income
BlackRock Global Allocation V.I. Investment Division*      Investment Division
Delaware VIP Small Cap Value Investment Division         MIST Goldman Sachs Mid Cap Value Investment
Fidelity VIP Mid Cap Investment Division                   Division*
FTVIPT Templeton Developing Markets VIP                  MIST Invesco Comstock Investment Division
   Investment Division                                   MIST Met/Artisan International Portfolio Investment
FTVIPT Templeton Foreign VIP Investment Division           Division*
Ivy Funds VIP Asset Strategy Investment Division*        MIST Pioneer Fund Investment Division
Janus Aspen Enterprise Investment Division               MIST T. Rowe Price Large Cap Value Investment
LMPVET ClearBridge Variable Appreciation                   Division
   Investment Division                                   PIMCO VIT Unconstrained Bond Investment
LMPVET ClearBridge Variable Equity Income                  Division*
   Investment Division                                   TAP 1919 Variable Socially Responsive Balanced
LMPVET ClearBridge Variable Large Cap Growth               Investment Division
   Investment Division                                   Van Eck VIP Long/Short Equity Index Investment
LMPVET ClearBridge Variable Small Cap Growth               Division*
   Investment Division                                   Variable D Investment Division

*This Investment Division commenced on November 19, 2014.


3.  PORTFOLIO CHANGES


The following Investment Divisions ceased operations during the year ended December 31, 2014:

LMPVET Clearbridge Variable All Cap Value              MIST MetLife Defensive Strategy Investment Division
   Investment Division                                 MIST MetLife Growth Strategy Investment Division
MIST ClearBridge Aggressive Growth II Investment
   Division

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3.  PORTFOLIO CHANGES -- (CONCLUDED)


The operations of the Investment Divisions were affected by the following changes that occurred during the year ended December 31, 2014:

NAME CHANGES:

Former Name                                              New Name

(MIST) BlackRock Large Cap Core Portfolio                (MIST) WMC Large Cap Research Portfolio
(MIST) MetLife Aggressive Strategy Portfolio             (MIST) MetLife Asset Allocation 100 Portfolio
(MIST) Third Avenue Small Cap Value Portfolio            (MIST) MetLife Small Cap Value Portfolio
(MSF) BlackRock Diversified Portfolio                    (MSF) WMC Balanced Portfolio
(MSF) Davis Venture Value Portfolio                      (MSF) WMC Core Equity Opportunities Portfolio
(MSF) MetLife Conservative Allocation Portfolio          (MSF) MetLife Asset Allocation 20 Portfolio
(MSF) MetLife Conservative to Moderate Allocation        (MSF) MetLife Asset Allocation 40 Portfolio
   Portfolio
(MSF) MetLife Moderate Allocation Portfolio              (MSF) MetLife Asset Allocation 60 Portfolio
(MSF) MetLife Moderate to Aggressive Allocation          (MSF) MetLife Asset Allocation 80 Portfolio
   Portfolio
Templeton Developing Markets Securities Fund             Templeton Developing Markets VIP Fund
Templeton Foreign Securities Fund                        Templeton Foreign VIP Fund

MERGERS:

Former Portfolio                                        New Portfolio

(MIST) ClearBridge Aggressive Growth Portfolio II       (MIST) ClearBridge Aggressive Growth Portfolio
(MIST) MetLife Defensive Strategy Portfolio             (MSF) MetLife Asset Allocation 40 Portfolio
(MIST) MetLife Growth Strategy Portfolio                (MSF) MetLife Asset Allocation 80 Portfolio

REORGANIZATION:

Former Portfolio                                        New Portfolio

(LMPVET) Legg Mason Investment Counsel Variable         (TAP) 1919 Variable Socially Responsive Balanced Fund
   Social Awareness Portfolio

4.  SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board ACCOUNTING STANDARDS CODIFICATION TOPIC 946.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
An Investment Division's investment in shares of a fund, portfolio or series of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Investment Divisions.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)


SECURITY VALUATION -- (CONCLUDED)
The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Separate Account prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets that the Separate Account has the ability to access.
Level 2 Observable inputs other than quoted prices in Level 1 that are observable either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market or prices for similar instruments.
Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets, representing the Separate Account's own assumptions about the assumptions a market participant would use in valuing the asset, and based on the best information available.

Each Investment Division invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day. On that basis, the inputs used to value all shares held by the Separate Account, which are measured at fair value on a recurring basis, are classified as Level 2. There were no transfers between Level 1 and Level 2, and no activity in Level 3 during the year.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 6.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus of the Contracts, and are reported as contract transactions on the statements of changes in net assets of the applicable Investment Divisions.

NET TRANSFERS
Funds transferred by the contract owner into or out of Investment Divisions within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Investment Divisions.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.


5.  EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charges paid to the Company are asset-based charges and assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Investment Divisions:

      Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

      Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

      Optional Death Benefit Rider -- For an additional charge, the total death benefit payable may be increased based on increases in account value of the Contracts.

      Earnings Preservation Benefit -- For an additional charge, the Company will provide this additional death benefit.

      Enhanced Stepped-Up Provision -- For an additional charge, the total death benefit payable may be increased based on the greater of the account balance or highest annual contract anniversary value in the contract or the greater of the account balance, annual increase amount or highest annual contract anniversary value in the contract.

      Guaranteed Withdrawal Benefit for Life -- For a charge that includes the Mortality and Expense Risk charge and a guaranteed withdrawal benefit, the Company will guarantee the periodic return on the investment for life of a single annuitant or joint annuitants.

      Preservation and Growth -- For an additional charge, the Company will guarantee at a future date your Account Value will not be less than your Purchase Payment.

      The table below represents the range of effective annual rates for each respective charge for the period ended December 31, 2014.

     ----------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                 0.00% - 2.05%
     ----------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                             0.20% - 0.50%
     ----------------------------------------------------------------------------------------------------------------------------
      Optional Death Benefit Rider                                                                               0.25%
     ----------------------------------------------------------------------------------------------------------------------------
      Earnings Preservation Benefit                                                                              0.25% - 1.80%
     ----------------------------------------------------------------------------------------------------------------------------
      Enhanced Stepped-Up Provision                                                                              0.10% - 0.35%
     ----------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit for Life                                                                     1.90% - 2.05%
     ----------------------------------------------------------------------------------------------------------------------------
      Preservation and Growth                                                                                    1.15%
     ----------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. The range of the effective rates disclosed above excludes any waivers granted to certain Investment Divisions.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)


The following optional rider charges paid to the Company are charged at each contract anniversary date through the redemption of units, which are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Investment Divisions:

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Lifetime Withdrawal Guarantee -- For an additional charge, the Company will guarantee the periodic return on the investment for life.

      Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee the periodic return on the investment.

      Guaranteed Minimum Income Benefit -- For an additional charge, the Company will guarantee a minimum payment regardless of market conditions.

      Enhanced Death Benefit -- For an additional charge, the amount of the death benefit will be the greater of the account value or the death benefit base.

      Enhanced Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee that at least the entire amount of purchase payments will be returned through a series of withdrawals without annuitizing.

      The table below represents the range of effective annual rates for each respective charge for the period ended December 31, 2014:

     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                 0.75%
     -------------------------------------------------------------------------------------------------------------------------
      Lifetime Withdrawal Guarantee                                                                           0.50% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit                                                                           0.50% - 0.90%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Income Benefit                                                                       0.50% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Death Benefit                                                                                  0.60% - 1.15%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Guaranteed Withdrawal Benefit                                                                  0.55%
     -------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract administrative charge which ranges from $0 to $30 is assessed on an annual basis for Contracts with a value of less than $50,000, which may be waived if the Contract reaches a certain asset size or under certain circumstances. A transfer fee ranging from $0 to $25 may be deducted after twelve transfers are made in a contract year or, for certain contracts. In addition, certain contracts impose a surrender charge of 0% to 7% if the contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through the redemption of units, and recorded as contract charges in the accompanying statements of changes in net assets of the applicable Investment Divisions.

MetLife Advisers, LLC, which acts in the capacity of investment adviser to the portfolios of the MIST and MSF Trusts, is an affiliate of the Company.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS



                                                                          AS OF DECEMBER 31, 2014
                                                                     --------------------------------

                                                                         SHARES           COST ($)
                                                                     --------------    --------------
     American Funds Bond Investment Division.......................       9,591,303       105,843,783
     American Funds Global Small Capitalization
        Investment Division........................................      21,549,415       443,314,710
     American Funds Growth Investment Division.....................      13,424,522       721,302,366
     American Funds Growth-Income Investment Division..............      16,631,612       598,441,308
     Calvert VP SRI Balanced Investment Division...................      28,673,817        54,223,323
     Calvert VP SRI Mid Cap Growth Investment Division.............         411,607        12,143,631
     Fidelity VIP Contrafund Investment Division (a)...............             291            10,887
     Fidelity VIP Equity-Income Investment Division................       3,819,123        84,794,419
     Fidelity VIP FundsManager 50% Investment Division.............      18,592,092       217,734,938
     Fidelity VIP FundsManager 60% Investment Division.............      24,204,639       238,202,720
     Fidelity VIP Growth Investment Division.......................       1,544,502        61,504,905
     Fidelity VIP Investment Grade Bond Investment Division........       1,237,124        15,889,449
     Fidelity VIP Money Market Investment Division.................       8,033,349         8,033,349
     LMPVET Permal Alternative Select VIT Investment Division (b)..           2,881            28,976
     MIST AllianceBernstein Global Dynamic Allocation
        Investment Division........................................     136,488,537     1,393,448,886
     MIST Allianz Global Investors Dynamic Multi-Asset Plus
        Investment Division (c)....................................       1,144,946        11,959,793
     MIST American Funds Balanced Allocation Investment Division...      76,506,272       702,605,210
     MIST American Funds Growth Allocation Investment Division.....      41,462,059       352,157,559
     MIST American Funds Growth Investment Division................      30,149,623       259,291,847
     MIST American Funds Moderate Allocation Investment Division...      93,585,372       867,800,868
     MIST AQR Global Risk Balanced Investment Division.............     144,194,085     1,576,802,920
     MIST BlackRock Global Tactical Strategies Investment Division.     186,345,423     1,849,666,562
     MIST BlackRock High Yield Investment Division (a).............           1,927            16,068
     MIST Clarion Global Real Estate Investment Division...........      21,098,547       265,995,382
     MIST ClearBridge Aggressive Growth Investment Division........      42,991,597       540,854,944
     MIST Harris Oakmark International Investment Division.........      35,293,276       511,196,319
     MIST Invesco Balanced-Risk Allocation Investment Division.....      43,088,805       450,434,121
     MIST Invesco Mid Cap Value Investment Division................      25,040,168       431,113,429
     MIST Invesco Small Cap Growth Investment Division.............       2,845,727        41,792,282
     MIST JPMorgan Core Bond Investment Division...................       9,087,953        95,179,388
     MIST JPMorgan Global Active Allocation Investment Division....      56,465,430       612,044,960
     MIST JPMorgan Small Cap Value Investment Division.............       1,177,849        16,841,633
     MIST Loomis Sayles Global Markets Investment Division.........       8,202,069       106,793,009
     MIST Lord Abbett Bond Debenture Investment Division...........      26,254,581       322,882,570
     MIST Met/Eaton Vance Floating Rate Investment Division........       1,965,639        20,544,039
     MIST Met/Franklin Low Duration Total Return
        Investment Division........................................       9,746,825        97,277,671
     MIST Met/Templeton International Bond Investment Division.....         743,371         8,694,853
     MIST MetLife Asset Allocation 100 Investment Division.........      16,491,439       182,198,947
     MIST MetLife Balanced Plus Investment Division................     282,609,653     2,968,438,359
     MIST MetLife Multi-Index Targeted Risk Investment Division....      41,107,577       460,233,515
     MIST MetLife Small Cap Value Investment Division..............         825,197        12,609,433
     MIST MFS Emerging Markets Equity Investment Division..........       5,533,550        54,904,720
     MIST MFS Research International Investment Division...........      20,411,015       227,952,613
     MIST Morgan Stanley Mid Cap Growth Investment Division........      22,459,607       234,930,867
     MIST Oppenheimer Global Equity Investment Division............      13,388,075       200,394,023
     MIST PanAgora Global Diversified Risk Investment Division (c).         642,258         6,722,636
     MIST PIMCO Inflation Protected Bond Investment Division.......      51,200,911       567,483,292
     MIST PIMCO Total Return Investment Division...................      91,529,024     1,084,157,454

                                                                            FOR THE YEAR ENDED
                                                                             DECEMBER 31, 2014
                                                                     --------------------------------
                                                                         COST OF          PROCEEDS
                                                                      PURCHASES ($)    FROM SALES ($)
                                                                     --------------    --------------
     American Funds Bond Investment Division.......................       6,624,449        18,233,772
     American Funds Global Small Capitalization
        Investment Division........................................      11,918,159        57,217,569
     American Funds Growth Investment Division.....................      71,335,210       148,283,985
     American Funds Growth-Income Investment Division..............      63,032,625        92,665,261
     Calvert VP SRI Balanced Investment Division...................       6,841,754         5,117,231
     Calvert VP SRI Mid Cap Growth Investment Division.............       2,977,931         2,023,820
     Fidelity VIP Contrafund Investment Division (a)...............          58,971            47,216
     Fidelity VIP Equity-Income Investment Division................       4,575,433        11,108,868
     Fidelity VIP FundsManager 50% Investment Division.............     107,970,743         2,227,457
     Fidelity VIP FundsManager 60% Investment Division.............      13,520,408        19,010,145
     Fidelity VIP Growth Investment Division.......................       1,606,635         9,665,643
     Fidelity VIP Investment Grade Bond Investment Division........       2,587,843         4,010,703
     Fidelity VIP Money Market Investment Division.................      48,648,400        50,672,160
     LMPVET Permal Alternative Select VIT Investment Division (b)..          28,978                 2
     MIST AllianceBernstein Global Dynamic Allocation
        Investment Division........................................      73,657,965        66,922,161
     MIST Allianz Global Investors Dynamic Multi-Asset Plus
        Investment Division (c)....................................      12,061,413           101,550
     MIST American Funds Balanced Allocation Investment Division...     119,155,845        54,586,948
     MIST American Funds Growth Allocation Investment Division.....      93,545,614        39,716,281
     MIST American Funds Growth Investment Division................      31,935,143        28,185,750
     MIST American Funds Moderate Allocation Investment Division...     120,244,705        63,572,957
     MIST AQR Global Risk Balanced Investment Division.............      13,915,458       193,678,271
     MIST BlackRock Global Tactical Strategies Investment Division.     143,182,015        83,037,935
     MIST BlackRock High Yield Investment Division (a).............          38,108            21,633
     MIST Clarion Global Real Estate Investment Division...........      12,627,050        33,053,364
     MIST ClearBridge Aggressive Growth Investment Division........     470,819,088        56,388,309
     MIST Harris Oakmark International Investment Division.........     102,685,891        43,091,084
     MIST Invesco Balanced-Risk Allocation Investment Division.....      41,767,971        20,242,507
     MIST Invesco Mid Cap Value Investment Division................      99,366,716        67,954,573
     MIST Invesco Small Cap Growth Investment Division.............      13,383,450         9,684,043
     MIST JPMorgan Core Bond Investment Division...................      10,238,636         6,790,203
     MIST JPMorgan Global Active Allocation Investment Division....     105,400,783         5,065,926
     MIST JPMorgan Small Cap Value Investment Division.............       4,634,944         1,658,017
     MIST Loomis Sayles Global Markets Investment Division.........       8,231,271        15,354,244
     MIST Lord Abbett Bond Debenture Investment Division...........      46,276,046        33,985,349
     MIST Met/Eaton Vance Floating Rate Investment Division........       6,738,040         3,377,385
     MIST Met/Franklin Low Duration Total Return
        Investment Division........................................      37,068,265        16,033,953
     MIST Met/Templeton International Bond Investment Division.....         956,260         1,206,441
     MIST MetLife Asset Allocation 100 Investment Division.........      22,019,124        29,389,721
     MIST MetLife Balanced Plus Investment Division................     561,244,738         6,799,916
     MIST MetLife Multi-Index Targeted Risk Investment Division....     207,987,853           900,035
     MIST MetLife Small Cap Value Investment Division..............       1,999,962         1,653,704
     MIST MFS Emerging Markets Equity Investment Division..........       7,962,460         4,624,998
     MIST MFS Research International Investment Division...........      14,304,085        23,287,894
     MIST Morgan Stanley Mid Cap Growth Investment Division........      12,436,186        48,038,616
     MIST Oppenheimer Global Equity Investment Division............      21,727,814        29,750,222
     MIST PanAgora Global Diversified Risk Investment Division (c).       6,943,118           221,516
     MIST PIMCO Inflation Protected Bond Investment Division.......      19,890,599        75,396,201
     MIST PIMCO Total Return Investment Division...................      45,575,295       141,821,548

(a)  Commenced December 13, 2013 and began transactions in 2014.
(b)  For the period November 19, 2014 to December 31, 2014.
(c)  For the period April 28, 2014 to December 31, 2014.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                                                                                           FOR THE YEAR ENDED
                                                                       AS OF DECEMBER 31, 2014              DECEMBER 31, 2014
                                                                   -------------------------------  --------------------------------
                                                                                                        COST OF          PROCEEDS
                                                                       SHARES          COST ($)      PURCHASES ($)    FROM SALES ($)
                                                                   -------------    --------------  --------------    --------------
     MIST Pioneer Strategic Income Investment Division...........      7,017,616        76,531,774      13,304,542         5,207,140
     MIST Pyramis Government Income Investment Division..........     49,485,747       534,242,539      29,782,874        62,333,561
     MIST Pyramis Managed Risk Investment Division...............     11,110,151       118,568,143      63,223,888           555,804
     MIST Schroders Global Multi-Asset Investment Division.......     36,044,095       391,454,858      64,458,169         5,919,180
     MIST SSgA Growth and Income ETF Investment Division.........     76,549,949       832,730,179      92,986,370        89,380,684
     MIST SSgA Growth ETF Investment Division....................     12,712,659       138,970,404      32,795,882        20,387,231
     MIST T. Rowe Price Mid Cap Growth Investment Division.......     35,297,681       316,194,432      61,837,190        39,543,189
     MIST WMC Large Cap Research Investment Division.............     52,663,499       555,514,722      18,190,582        85,716,872
     Variable B Investment Division..............................        957,232        10,377,085         266,652         2,022,495
     Variable C Investment Division..............................         93,640         1,011,987          12,822            58,832
     MSF Baillie Gifford International Stock Investment Division.     14,398,349       155,681,254       6,145,866        17,974,280
     MSF Barclays Aggregate Bond Index Investment Division.......    108,922,168     1,177,732,247      77,245,985        79,349,550
     MSF BlackRock Bond Income Investment Division...............      4,536,221       484,833,124      44,852,562        41,614,626
     MSF BlackRock Capital Appreciation Investment Division......      4,564,284       110,927,995       8,401,978        27,850,485
     MSF BlackRock Large Cap Value Investment Division...........     28,260,084       291,036,429      81,725,416        33,820,530
     MSF BlackRock Money Market Investment Division..............        703,779        70,377,918      19,519,491        32,526,692
     MSF Frontier Mid Cap Growth Investment Division.............     14,025,699       333,212,474      50,985,512        57,963,176
     MSF Jennison Growth Investment Division.....................     10,833,605       132,823,583      31,017,216        39,619,376
     MSF Loomis Sayles Small Cap Core Investment Division........        679,419       152,377,279      34,203,775        25,431,926
     MSF Loomis Sayles Small Cap Growth Investment Division......      3,817,218        42,763,208      13,129,110        15,418,401
     MSF Met/Artisan Mid Cap Value Investment Division...........        931,068       198,076,477       9,720,319        32,390,965
     MSF Met/Dimensional International Small Company
        Investment Division......................................        479,855         7,122,464       2,565,779           519,095
     MSF MetLife Asset Allocation 20 Investment Division.........     45,279,380       498,174,546      63,215,746        72,448,399
     MSF MetLife Asset Allocation 40 Investment Division.........    113,003,038     1,232,540,937     123,715,185       145,650,290
     MSF MetLife Asset Allocation 60 Investment Division.........    322,871,602     3,496,315,675     313,511,328       356,931,110
     MSF MetLife Asset Allocation 80 Investment Division.........    136,020,204     1,512,674,814     162,198,589       168,004,322
     MSF MetLife Mid Cap Stock Index Investment Division.........     29,207,952       386,889,824      52,366,217        51,832,094
     MSF MetLife Stock Index Investment Division.................     68,942,223     2,087,441,525     159,246,329       337,709,229
     MSF MFS Total Return Investment Division....................        919,919       127,003,185      11,603,565        18,702,255
     MSF MFS Value Investment Division...........................     28,794,645       415,105,463      43,716,424        57,075,290
     MSF MSCI EAFE Index Investment Division.....................     40,932,021       475,380,582      52,625,759        30,887,538
     MSF Neuberger Berman Genesis Investment Division............     18,253,770       272,434,241       6,127,491        44,932,130
     MSF Russell 2000 Index Investment Division..................     17,574,841       232,896,066      40,091,141        44,272,899
     MSF T. Rowe Price Large Cap Growth Investment Division......     18,011,532       304,995,770      58,692,792        50,133,870
     MSF T. Rowe Price Small Cap Growth Investment Division......     17,294,613       258,789,707      48,245,818        44,126,023
     MSF Van Eck Global Natural Resources Investment Division....      3,227,114        45,334,601       8,687,970         5,929,509
     MSF Western Asset Management Strategic Bond Opportunities
        Investment Division......................................     16,245,741       202,962,333      21,150,549        34,658,287
     MSF Western Asset Management U.S. Government
        Investment Division......................................     16,414,636       197,727,950      12,217,256        28,597,284
     MSF WMC Balanced Investment Division........................     30,035,948       495,360,531      15,770,716        81,043,348
     MSF WMC Core Equity Opportunities Investment Division.......     14,771,468       447,132,907      62,090,989        93,192,121
     PIMCO VIT CommodityRealReturn Strategy
        Investment Division (b)..................................            306             1,534           1,534                --
     PIMCO VIT Emerging Market Bond Investment Division (b)......            151             1,919           1,919                --
     UIF Global Infrastructure Investment Division (b)...........            432             3,917           3,917                --

(a)  Commenced December 13, 2013 and began transactions in 2014.
(b)  For the period November 19, 2014 to December 31, 2014.
(c)  For the period April 28, 2014 to December 31, 2014.

This page is intentionally left blank.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013:


                                                                           AMERICAN FUNDS GLOBAL
                                         AMERICAN FUNDS BOND               SMALL CAPITALIZATION
                                         INVESTMENT DIVISION                INVESTMENT DIVISION
                                   --------------------------------  ---------------------------------
                                        2014              2013             2014             2013
                                   ---------------  ---------------  ----------------  ---------------

Units beginning of year..........        6,618,957        7,263,481        16,907,172       18,635,787
Units issued and transferred
   from other funding options....          808,782        1,261,173         1,851,869        1,979,526
Units redeemed and transferred to
   other funding options.........      (1,510,098)      (1,905,697)       (3,049,904)      (3,708,141)
                                   ---------------  ---------------  ----------------  ---------------
Units end of year................        5,917,641        6,618,957        15,709,137       16,907,172
                                   ===============  ===============  ================  ===============


                                                                              AMERICAN FUNDS
                                         AMERICAN FUNDS GROWTH                 GROWTH-INCOME
                                          INVESTMENT DIVISION               INVESTMENT DIVISION
                                   ---------------------------------  --------------------------------
                                         2014             2013             2014              2013
                                   ---------------  ----------------  ---------------  ---------------

Units beginning of year..........        5,377,037         6,029,312        5,897,170        6,519,347
Units issued and transferred
   from other funding options....          408,361           503,861          608,791          676,719
Units redeemed and transferred to
   other funding options.........        (995,425)       (1,156,136)      (1,085,100)      (1,298,896)
                                   ---------------  ----------------  ---------------  ---------------
Units end of year................        4,789,973         5,377,037        5,420,861        5,897,170
                                   ===============  ================  ===============  ===============


                                                                               CALVERT VP SRI
                                        CALVERT VP SRI BALANCED                MID CAP GROWTH
                                          INVESTMENT DIVISION                INVESTMENT DIVISION
                                   ---------------------------------  ---------------------------------
                                         2014             2013              2014             2013
                                   ----------------  ---------------  ---------------  ----------------

Units beginning of year..........         1,581,457        1,676,537          285,572           319,337
Units issued and transferred
   from other funding options....           119,462          118,346           18,825            23,005
Units redeemed and transferred to
   other funding options.........         (180,742)        (213,426)         (48,033)          (56,770)
                                   ----------------  ---------------  ---------------  ----------------
Units end of year................         1,520,177        1,581,457          256,364           285,572
                                   ================  ===============  ===============  ================

                                      FIDELITY VIP
                                       CONTRAFUND          FIDELITY VIP EQUITY-INCOME         FIDELITY VIP FUNDSMANAGER 50%
                                   INVESTMENT DIVISION         INVESTMENT DIVISION                 INVESTMENT DIVISION
                                   -------------------  ----------------------------------  ---------------------------------
                                        2014 (a)              2014              2013              2014             2013
                                   -------------------  ----------------  ----------------  ---------------  ----------------

Units beginning of year..........                 --           3,463,147         3,911,529        9,362,592         2,486,441
Units issued and transferred
   from other funding options....              8,635              96,057           184,750        8,450,702         7,047,593
Units redeemed and transferred to
   other funding options.........            (7,038)           (495,333)         (633,132)        (395,351)         (171,442)
                                   -------------------  ----------------  ----------------  ---------------  ----------------
Units end of year................              1,597           3,063,871         3,463,147       17,417,943         9,362,592
                                   ===================  ================  ================  ===============  ================



                                     FIDELITY VIP FUNDSMANAGER 60%            FIDELITY VIP GROWTH
                                          INVESTMENT DIVISION                 INVESTMENT DIVISION
                                   ---------------------------------  ----------------------------------
                                         2014             2013              2014              2013
                                   ----------------  ---------------  ----------------  ----------------

Units beginning of year..........        24,031,067       24,954,232         1,489,863         1,633,959
Units issued and transferred
   from other funding options....           213,111           89,987            68,784            63,646
Units redeemed and transferred to
   other funding options.........       (1,117,721)      (1,013,152)         (175,908)         (207,742)
                                   ----------------  ---------------  ----------------  ----------------
Units end of year................        23,126,457       24,031,067         1,382,739         1,489,863
                                   ================  ===============  ================  ================


                                        FIDELITY VIP INVESTMENT
                                              GRADE BOND
                                          INVESTMENT DIVISION
                                   --------------------------------
                                         2014            2013
                                   ---------------  ---------------

Units beginning of year..........          527,483          686,159
Units issued and transferred
   from other funding options....           98,120           67,669
Units redeemed and transferred to
   other funding options.........        (147,868)        (226,345)
                                   ---------------  ---------------
Units end of year................          477,735          527,483
                                   ===============  ===============


                                                                         LMPVET PERMAL
                                                                          ALTERNATIVE          MIST ALLIANCEBERNSTEIN
                                       FIDELITY VIP MONEY MARKET          SELECT VIT          GLOBAL DYNAMIC ALLOCATION
                                          INVESTMENT DIVISION         INVESTMENT DIVISION        INVESTMENT DIVISION
                                   ---------------------------------  -------------------  --------------------------------
                                         2014             2013             2014 (b)             2014              2013
                                   ----------------  ---------------  -------------------  ---------------  ---------------

Units beginning of year..........           671,593          548,892                 --        133,911,328      110,036,076
Units issued and transferred
   from other funding options....        10,628,227        8,247,448              2,882          9,894,837       39,287,576
Units redeemed and transferred to
   other funding options.........      (10,755,768)      (8,124,747)                 --       (12,772,542)     (15,412,324)
                                   ----------------  ---------------  -------------------  ---------------  ---------------
Units end of year................           544,052          671,593              2,882        131,033,623      133,911,328
                                   ================  ===============  ===================  ===============  ===============


                                      MIST ALLIANZ
                                    GLOBAL INVESTORS
                                         DYNAMIC               MIST AMERICAN FUNDS               MIST AMERICAN FUNDS
                                    MULTI-ASSET PLUS           BALANCED ALLOCATION                GROWTH ALLOCATION
                                   INVESTMENT DIVISION         INVESTMENT DIVISION               INVESTMENT DIVISION
                                   -------------------  --------------------------------  ---------------------------------
                                        2014 (c)              2014            2013              2014              2013
                                   -------------------  ---------------  ---------------  ----------------  ---------------

Units beginning of year..........                --          63,540,868       63,563,060        33,203,104       32,742,900
Units issued and transferred
   from other funding options....        12,056,669           6,114,350        6,149,066         4,240,485        4,646,604
Units redeemed and transferred to
   other funding options.........         (500,879)         (7,231,231)      (6,171,258)       (4,989,403)      (4,186,400)
                                   -------------------  ---------------  ---------------  ----------------  ---------------
Units end of year................        11,555,790          62,423,987       63,540,868        32,454,186       33,203,104
                                   ===================  ===============  ===============  ================  ===============





                                       MIST AMERICAN FUNDS GROWTH
                                           INVESTMENT DIVISION
                                   ----------------------------------
                                         2014              2013
                                   ----------------  ----------------

Units beginning of year..........        28,606,942        30,680,594
Units issued and transferred
   from other funding options....         3,219,013         3,889,909
Units redeemed and transferred to
   other funding options.........       (4,346,693)       (5,963,561)
                                   ----------------  ----------------
Units end of year................        27,479,262        28,606,942
                                   ================  ================

                                          MIST AMERICAN FUNDS                  MIST AQR GLOBAL
                                          MODERATE ALLOCATION                   RISK BALANCED
                                          INVESTMENT DIVISION                INVESTMENT DIVISION
                                   ---------------------------------  ---------------------------------
                                         2014             2013              2014             2013
                                   ---------------  ----------------  ---------------  ----------------

Units beginning of year..........       78,734,890        82,535,523      152,729,567       149,868,893
Units issued and transferred
   from other funding options....        5,583,867         5,513,752       11,424,955        52,932,846
Units redeemed and transferred to
   other funding options.........      (7,966,138)       (9,314,385)     (26,058,416)      (50,072,172)
                                   ---------------  ----------------  ---------------  ----------------
Units end of year................       76,352,619        78,734,890      138,096,106       152,729,567
                                   ===============  ================  ===============  ================


                                         MIST BLACKROCK GLOBAL           MIST BLACKROCK
                                          TACTICAL STRATEGIES              HIGH YIELD        MIST CLARION GLOBAL REAL ESTATE
                                          INVESTMENT DIVISION          INVESTMENT DIVISION         INVESTMENT DIVISION
                                   ---------------------------------  --------------------  ---------------------------------
                                         2014             2013              2014 (a)             2014              2013
                                   ---------------  ----------------  --------------------  ---------------  ----------------

Units beginning of year..........      177,074,342       155,272,874                 --          14,902,299        14,778,284
Units issued and transferred
   from other funding options....       14,244,389        48,288,473             12,572           2,095,723         3,531,086
Units redeemed and transferred to
   other funding options.........     (18,072,513)      (26,487,005)            (7,437)         (3,268,453)       (3,407,071)
                                   ---------------  ----------------  --------------------  ---------------  ----------------
Units end of year................      173,246,218       177,074,342              5,135          13,729,569        14,902,299
                                   ===============  ================  ====================  ===============  ================


                                           MIST CLEARBRIDGE
                                           AGGRESSIVE GROWTH
                                          INVESTMENT DIVISION
                                   ---------------------------------
                                        2014              2013
                                   ---------------  ----------------

Units beginning of year..........       13,366,239        10,346,560
Units issued and transferred
   from other funding options....       36,299,084         7,742,865
Units redeemed and transferred to
   other funding options.........      (8,783,521)       (4,723,186)
                                   ---------------  ----------------
Units end of year................       40,881,802        13,366,239
                                   ===============  ================

(a) Commenced December 13, 2013 and began transactions in 2014.
(b) For the period November 19, 2014 to December 31, 2014.
(c) For the period April 28, 2014 to December 31, 2014.
(d) For the period April 29, 2013 to December 31, 2013.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013:


                                         MIST HARRIS OAKMARK                   MIST INVESCO
                                            INTERNATIONAL                BALANCED-RISK ALLOCATION
                                         INVESTMENT DIVISION                INVESTMENT DIVISION
                                   --------------------------------  ---------------------------------
                                        2014              2013             2014             2013
                                   ---------------  ---------------  ----------------  ---------------

Units beginning of year..........       22,039,138       22,574,267       411,037,657      250,325,881
Units issued and transferred
   from other funding options....        4,288,262        5,113,365        71,820,430      266,812,669
Units redeemed and transferred to
   other funding options.........      (4,505,861)      (5,648,494)      (66,083,866)    (106,100,893)
                                   ---------------  ---------------  ----------------  ---------------
Units end of year................       21,821,539       22,039,138       416,774,221      411,037,657
                                   ===============  ===============  ================  ===============


                                             MIST INVESCO                      MIST INVESCO
                                             MID CAP VALUE                   SMALL CAP GROWTH
                                          INVESTMENT DIVISION               INVESTMENT DIVISION
                                   --------------------------------  --------------------------------
                                         2014            2013             2014              2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       15,543,270       17,602,268        2,095,080        2,132,933
Units issued and transferred
   from other funding options....        1,258,305        1,720,382          579,917          683,973
Units redeemed and transferred to
   other funding options.........      (2,962,100)      (3,779,380)        (637,232)        (721,826)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       13,839,475       15,543,270        2,037,765        2,095,080
                                   ===============  ===============  ===============  ===============


                                            MIST JPMORGAN                      MIST JPMORGAN
                                              CORE BOND                  GLOBAL ACTIVE ALLOCATION
                                         INVESTMENT DIVISION                INVESTMENT DIVISION
                                   --------------------------------  ---------------------------------
                                        2014              2013             2014             2013
                                   ---------------  ---------------  ----------------  ---------------

Units beginning of year..........        8,259,461        7,951,315       480,114,419      169,274,406
Units issued and transferred
   from other funding options....        1,694,348       18,185,648       126,371,922      359,489,221
Units redeemed and transferred to
   other funding options.........      (1,435,449)     (17,877,502)      (56,765,574)     (48,649,208)
                                   ---------------  ---------------  ----------------  ---------------
Units end of year................        8,518,360        8,259,461       549,720,767      480,114,419
                                   ===============  ===============  ================  ===============

                                            MIST JPMORGAN                   MIST LOOMIS SAYLES
                                           SMALL CAP VALUE                    GLOBAL MARKETS
                                         INVESTMENT DIVISION                INVESTMENT DIVISION
                                   --------------------------------  --------------------------------
                                        2014             2013              2014            2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        1,010,455        1,099,067        7,711,782        1,933,869
Units issued and transferred
   from other funding options....          203,436          234,012          941,916        7,679,843
Units redeemed and transferred to
   other funding options.........        (166,654)        (322,624)      (1,413,604)      (1,901,930)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        1,047,237        1,010,455        7,240,094        7,711,782
                                   ===============  ===============  ===============  ===============


                                           MIST LORD ABBETT                MIST MET/EATON VANCE
                                            BOND DEBENTURE                     FLOATING RATE
                                          INVESTMENT DIVISION               INVESTMENT DIVISION
                                   --------------------------------  ---------------------------------
                                        2014              2013             2014             2013
                                   ---------------  ---------------  ----------------  ---------------

Units beginning of year..........       12,999,204       13,293,853         1,555,867          680,624
Units issued and transferred
   from other funding options....        2,304,308        3,261,906           757,050        1,230,133
Units redeemed and transferred to
   other funding options.........      (2,869,289)      (3,556,555)         (503,695)        (354,890)
                                   ---------------  ---------------  ----------------  ---------------
Units end of year................       12,434,223       12,999,204         1,809,222        1,555,867
                                   ===============  ===============  ================  ===============


                                           MIST MET/FRANKLIN               MIST MET/TEMPLETON
                                       LOW DURATION TOTAL RETURN           INTERNATIONAL BOND
                                          INVESTMENT DIVISION              INVESTMENT DIVISION
                                   --------------------------------  --------------------------------
                                         2014             2013            2014             2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        7,621,281        1,503,596          656,394          643,048
Units issued and transferred
   from other funding options....        5,639,655        7,743,787           73,848          204,760
Units redeemed and transferred to
   other funding options.........      (3,634,751)      (1,626,102)        (113,096)        (191,414)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        9,626,185        7,621,281          617,146          656,394
                                   ===============  ===============  ===============  ===============

                                             MIST METLIFE                     MIST METLIFE
                                         ASSET ALLOCATION 100                 BALANCED PLUS
                                          INVESTMENT DIVISION              INVESTMENT DIVISION
                                   --------------------------------  --------------------------------
                                        2014              2013            2014              2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       12,315,616        9,769,796      232,765,795      146,453,494
Units issued and transferred
   from other funding options....        1,999,441        8,174,721       47,010,563      104,343,735
Units redeemed and transferred to
   other funding options.........      (2,103,300)      (5,628,901)     (22,091,619)     (18,031,434)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       12,211,757       12,315,616      257,684,739      232,765,795
                                   ===============  ===============  ===============  ===============


                                       MIST METLIFE MULTI-INDEX                 MIST METLIFE
                                             TARGETED RISK                     SMALL CAP VALUE
                                          INVESTMENT DIVISION                INVESTMENT DIVISION
                                   ---------------------------------  --------------------------------
                                         2014             2013              2014            2013
                                   ----------------  ---------------  ---------------  ---------------

Units beginning of year..........       231,254,962        6,808,899          677,162          650,739
Units issued and transferred
   from other funding options....       211,884,918      234,247,693          106,318          120,750
Units redeemed and transferred to
   other funding options.........      (30,866,585)      (9,801,630)        (111,822)         (94,327)
                                   ----------------  ---------------  ---------------  ---------------
Units end of year................       412,273,295      231,254,962          671,658          677,162
                                   ================  ===============  ===============  ===============


                                           MIST MFS EMERGING                  MIST MFS RESEARCH
                                            MARKETS EQUITY                      INTERNATIONAL
                                          INVESTMENT DIVISION                INVESTMENT DIVISION
                                   ---------------------------------  --------------------------------
                                         2014             2013             2014              2013
                                   ---------------  ----------------  ---------------  ---------------

Units beginning of year..........        4,752,160         4,236,736       16,065,546       17,677,847
Units issued and transferred
   from other funding options....        1,319,380         1,532,103        1,782,508        1,756,040
Units redeemed and transferred to
   other funding options.........        (968,789)       (1,016,679)      (2,694,973)      (3,368,341)
                                   ---------------  ----------------  ---------------  ---------------
Units end of year................        5,102,751         4,752,160       15,153,081       16,065,546
                                   ===============  ================  ===============  ===============

                                                                                                          MIST PANAGORA
                                          MIST MORGAN STANLEY               MIST OPPENHEIMER           GLOBAL DIVERSIFIED
                                            MID CAP GROWTH                    GLOBAL EQUITY                   RISK
                                          INVESTMENT DIVISION              INVESTMENT DIVISION         INVESTMENT DIVISION
                                   --------------------------------  --------------------------------  -------------------
                                         2014            2013             2014              2013            2014 (c)
                                   ---------------  ---------------  ---------------  ---------------  -------------------

Units beginning of year..........       18,525,106       20,975,481       13,534,026       10,404,769                 --
Units issued and transferred
   from other funding options....        2,073,722        1,650,626        3,089,781       16,470,254          7,053,106
Units redeemed and transferred to
   other funding options.........      (3,544,765)      (4,101,001)      (2,568,775)     (13,340,997)          (664,565)
                                   ---------------  ---------------  ---------------  ---------------  -------------------
Units end of year................       17,054,063       18,525,106       14,055,032       13,534,026          6,388,541
                                   ===============  ===============  ===============  ===============  ===================



                                         MIST PIMCO INFLATION
                                            PROTECTED BOND                MIST PIMCO TOTAL RETURN
                                          INVESTMENT DIVISION               INVESTMENT DIVISION
                                   ---------------------------------  --------------------------------
                                         2014             2013             2014             2013
                                   ---------------  ----------------  ---------------  ---------------

Units beginning of year..........       37,956,426        42,379,551       67,960,498       69,856,684
Units issued and transferred
   from other funding options....        4,786,766        10,453,900        7,723,701       15,409,438
Units redeemed and transferred to
   other funding options.........      (8,556,063)      (14,877,025)     (14,327,660)     (17,305,624)
                                   ---------------  ----------------  ---------------  ---------------
Units end of year................       34,187,129        37,956,426       61,356,539       67,960,498
                                   ===============  ================  ===============  ===============



                                             MIST PIONEER
                                           STRATEGIC INCOME
                                          INVESTMENT DIVISION
                                   --------------------------------
                                         2014             2013
                                   ---------------  ---------------

Units beginning of year..........        2,428,961        2,454,674
Units issued and transferred
   from other funding options....          620,678          803,026
Units redeemed and transferred to
   other funding options.........        (456,361)        (828,739)
                                   ---------------  ---------------
Units end of year................        2,593,278        2,428,961
                                   ===============  ===============

(a) Commenced December 13, 2013 and began transactions in 2014.
(b) For the period November 19, 2014 to December 31, 2014.
(c) For the period April 28, 2014 to December 31, 2014.
(d) For the period April 29, 2013 to December 31, 2013.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013:


                                            MIST PYRAMIS                      MIST PYRAMIS
                                          GOVERNMENT INCOME                   MANAGED RISK
                                         INVESTMENT DIVISION               INVESTMENT DIVISION
                                   --------------------------------  --------------------------------
                                        2014             2013             2014           2013 (d)
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       52,430,597       54,809,703        5,324,485               --
Units issued and transferred
   from other funding options....        6,442,664       19,744,977        6,552,661        5,665,358
Units redeemed and transferred to
   other funding options.........     (10,187,258)     (22,124,083)        (852,841)        (340,873)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       48,686,003       52,430,597       11,024,305        5,324,485
                                   ===============  ===============  ===============  ===============


                                           MIST SCHRODERS                MIST SSGA GROWTH AND
                                         GLOBAL MULTI-ASSET                   INCOME ETF
                                         INVESTMENT DIVISION              INVESTMENT DIVISION
                                   ------------------------------  --------------------------------
                                        2014            2013             2014             2013
                                   --------------  --------------  ---------------  ---------------

Units beginning of year..........     307,834,445     121,622,449       67,092,231       70,205,649
Units issued and transferred
   from other funding options....      75,380,715     222,931,496        4,067,876        5,418,606
Units redeemed and transferred to
   other funding options.........    (38,282,352)    (36,719,500)      (8,313,244)      (8,532,024)
                                   --------------  --------------  ---------------  ---------------
Units end of year................     344,932,808     307,834,445       62,846,863       67,092,231
                                   ==============  ==============  ===============  ===============


                                                                            MIST T. ROWE PRICE
                                         MIST SSGA GROWTH ETF                 MID CAP GROWTH
                                          INVESTMENT DIVISION               INVESTMENT DIVISION
                                   --------------------------------  --------------------------------
                                         2014             2013             2014             2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       10,380,683        9,321,683       25,949,981       26,770,501
Units issued and transferred
   from other funding options....        2,109,390        3,190,028        4,730,673        5,619,529
Units redeemed and transferred to
   other funding options.........      (2,001,735)      (2,131,028)      (5,509,791)      (6,440,049)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       10,488,338       10,380,683       25,170,863       25,949,981
                                   ===============  ===============  ===============  ===============

                                               MIST WMC
                                          LARGE CAP RESEARCH                    VARIABLE B
                                          INVESTMENT DIVISION               INVESTMENT DIVISION
                                   --------------------------------  --------------------------------
                                         2014            2013              2014            2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       16,944,933       18,667,832           67,239           79,487
Units issued and transferred
   from other funding options....        1,252,582        1,338,756            3,182            8,226
Units redeemed and transferred to
   other funding options.........      (2,578,957)      (3,061,655)         (11,419)         (20,474)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       15,618,558       16,944,933           59,002           67,239
                                   ===============  ===============  ===============  ===============


                                                                            MSF BAILLIE GIFFORD
                                              VARIABLE C                    INTERNATIONAL STOCK
                                          INVESTMENT DIVISION               INVESTMENT DIVISION
                                   --------------------------------  ---------------------------------
                                         2014            2013              2014             2013
                                   ---------------  ---------------  ---------------  ----------------

Units beginning of year..........            4,601            6,144       11,503,447        12,744,728
Units issued and transferred
   from other funding options....               --               --          903,654         1,138,622
Units redeemed and transferred to
   other funding options.........            (187)          (1,543)      (2,002,414)       (2,379,903)
                                   ---------------  ---------------  ---------------  ----------------
Units end of year................            4,414            4,601       10,404,687        11,503,447
                                   ===============  ===============  ===============  ================


                                             MSF BARCLAYS                       MSF BLACKROCK
                                         AGGREGATE BOND INDEX                    BOND INCOME
                                          INVESTMENT DIVISION                INVESTMENT DIVISION
                                   ---------------------------------  ---------------------------------
                                         2014             2013              2014             2013
                                   ---------------  ----------------  ---------------  ----------------

Units beginning of year..........       71,440,893        67,675,314       11,954,730        12,916,416
Units issued and transferred
   from other funding options....       10,879,397        16,575,033        1,448,814         1,565,870
Units redeemed and transferred to
   other funding options.........     (12,142,756)      (12,809,454)      (2,063,420)       (2,527,556)
                                   ---------------  ----------------  ---------------  ----------------
Units end of year................       70,177,534        71,440,893       11,340,124        11,954,730
                                   ===============  ================  ===============  ================

                                             MSF BLACKROCK                    MSF BLACKROCK
                                         CAPITAL APPRECIATION                LARGE CAP VALUE
                                          INVESTMENT DIVISION              INVESTMENT DIVISION
                                   --------------------------------  --------------------------------
                                         2014             2013            2014             2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        8,057,400        9,513,547       16,552,949       17,523,603
Units issued and transferred
   from other funding options....          740,992          709,674        2,850,105        3,262,101
Units redeemed and transferred to
   other funding options.........      (1,576,966)      (2,165,821)      (3,781,892)      (4,232,755)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        7,221,426        8,057,400       15,621,162       16,552,949
                                   ===============  ===============  ===============  ===============


                                            MSF BLACKROCK                      MSF FRONTIER
                                            MONEY MARKET                      MID CAP GROWTH
                                         INVESTMENT DIVISION                INVESTMENT DIVISION
                                   --------------------------------  --------------------------------
                                        2014             2013             2014              2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        6,205,342        6,582,029       10,027,102       11,188,890
Units issued and transferred
   from other funding options....        2,296,233        2,674,349          515,318          480,255
Units redeemed and transferred to
   other funding options.........      (2,998,816)      (3,051,036)      (1,383,975)      (1,642,043)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        5,502,759        6,205,342        9,158,445       10,027,102
                                   ===============  ===============  ===============  ===============


                                                                            MSF LOOMIS SAYLES
                                          MSF JENNISON GROWTH                SMALL CAP CORE
                                          INVESTMENT DIVISION              INVESTMENT DIVISION
                                   --------------------------------  --------------------------------
                                         2014             2013            2014             2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       20,447,446       24,173,265        6,113,748        6,753,486
Units issued and transferred
   from other funding options....        5,214,167        4,116,713          497,470          702,372
Units redeemed and transferred to
   other funding options.........      (6,988,365)      (7,842,532)      (1,071,379)      (1,342,110)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       18,673,248       20,447,446        5,539,839        6,113,748
                                   ===============  ===============  ===============  ===============

                                           MSF LOOMIS SAYLES                   MSF MET/ARTISAN
                                           SMALL CAP GROWTH                     MID CAP VALUE
                                          INVESTMENT DIVISION                INVESTMENT DIVISION
                                   ---------------------------------  ---------------------------------
                                         2014             2013              2014              2013
                                   ----------------  ---------------  ----------------  ---------------

Units beginning of year..........         3,797,741        3,652,206         7,335,193        8,082,313
Units issued and transferred
   from other funding options....           676,899        1,424,902           657,086        1,087,014
Units redeemed and transferred to
   other funding options.........       (1,207,813)      (1,279,367)       (1,329,834)      (1,834,134)
                                   ----------------  ---------------  ----------------  ---------------
Units end of year................         3,266,827        3,797,741         6,662,445        7,335,193
                                   ================  ===============  ================  ===============


                                          MSF MET/DIMENSIONAL                    MSF METLIFE
                                      INTERNATIONAL SMALL COMPANY            ASSET ALLOCATION 20
                                          INVESTMENT DIVISION                INVESTMENT DIVISION
                                   ---------------------------------  ---------------------------------
                                        2014              2013             2014              2013
                                   ---------------  ----------------  ---------------  ----------------

Units beginning of year..........          280,753           283,529       39,245,169        43,441,164
Units issued and transferred
   from other funding options....          150,582           139,011        4,242,191         6,814,995
Units redeemed and transferred to
   other funding options.........         (64,402)         (141,787)      (7,448,966)      (11,010,990)
                                   ---------------  ----------------  ---------------  ----------------
Units end of year................          366,933           280,753       36,038,394        39,245,169
                                   ===============  ================  ===============  ================



                                    MSF METLIFE ASSET ALLOCATION 40    MSF METLIFE ASSET ALLOCATION 60
                                          INVESTMENT DIVISION                INVESTMENT DIVISION
                                   ---------------------------------  ---------------------------------
                                        2014              2013              2014             2013
                                   ---------------  ----------------  ---------------  ----------------

Units beginning of year..........      100,157,296       105,124,056      291,429,454       298,818,839
Units issued and transferred
   from other funding options....        8,180,175        10,652,716       18,703,240        26,174,852
Units redeemed and transferred to
   other funding options.........     (14,817,974)      (15,619,476)     (34,919,120)      (33,564,237)
                                   ---------------  ----------------  ---------------  ----------------
Units end of year................       93,519,497       100,157,296      275,213,574       291,429,454
                                   ===============  ================  ===============  ================

(a) Commenced December 13, 2013 and began transactions in 2014.
(b) For the period November 19, 2014 to December 31, 2014.
(c) For the period April 28, 2014 to December 31, 2014.
(d) For the period April 29, 2013 to December 31, 2013.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013:


                                                                               MSF METLIFE
                                    MSF METLIFE ASSET ALLOCATION 80        MID CAP STOCK INDEX
                                          INVESTMENT DIVISION              INVESTMENT DIVISION
                                   --------------------------------  --------------------------------
                                         2014            2013             2014              2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........      125,138,998      129,396,377       20,854,130       21,893,382
Units issued and transferred
   from other funding options....       17,825,098       11,830,845        3,246,987        4,298,417
Units redeemed and transferred to
   other funding options.........     (18,561,528)     (16,088,224)      (4,173,164)      (5,337,669)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................      124,402,568      125,138,998       19,927,953       20,854,130
                                   ===============  ===============  ===============  ===============


                                              MSF METLIFE
                                              STOCK INDEX                 MSF MFS TOTAL RETURN
                                          INVESTMENT DIVISION              INVESTMENT DIVISION
                                   --------------------------------  --------------------------------
                                         2014            2013             2014             2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       53,012,896       59,173,051        5,458,053        5,978,496
Units issued and transferred
   from other funding options....        4,266,486        4,714,763          405,658          586,725
Units redeemed and transferred to
   other funding options.........      (8,714,788)     (10,874,918)        (850,885)      (1,107,168)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       48,564,594       53,012,896        5,012,826        5,458,053
                                   ===============  ===============  ===============  ===============



                                             MSF MFS VALUE                  MSF MSCI EAFE INDEX
                                          INVESTMENT DIVISION               INVESTMENT DIVISION
                                   --------------------------------  ---------------------------------
                                         2014             2013             2014             2013
                                   ---------------  ---------------  ----------------  ---------------

Units beginning of year..........       29,015,560       21,031,945        34,230,690       36,718,700
Units issued and transferred
   from other funding options....        3,075,904       46,684,089         6,278,382        4,728,494
Units redeemed and transferred to
   other funding options.........      (5,267,927)     (38,700,474)       (5,224,118)      (7,216,504)
                                   ---------------  ---------------  ----------------  ---------------
Units end of year................       26,823,537       29,015,560        35,284,954       34,230,690
                                   ===============  ===============  ================  ===============


                                            MSF NEUBERGER
                                           BERMAN GENESIS                 MSF RUSSELL 2000 INDEX
                                         INVESTMENT DIVISION                INVESTMENT DIVISION
                                   --------------------------------  ---------------------------------
                                        2014              2013             2014             2013
                                   ---------------  ---------------  ----------------  ---------------

Units beginning of year..........       15,386,093       14,721,611        13,027,524       14,020,186
Units issued and transferred
   from other funding options....        1,034,576        4,070,379         2,507,725        2,749,581
Units redeemed and transferred to
   other funding options.........      (2,597,023)      (3,405,897)       (2,989,631)      (3,742,243)
                                   ---------------  ---------------  ----------------  ---------------
Units end of year................       13,823,646       15,386,093        12,545,618       13,027,524
                                   ===============  ===============  ================  ===============



                                           MSF T. ROWE PRICE                 MSF T. ROWE PRICE
                                           LARGE CAP GROWTH                  SMALL CAP GROWTH
                                          INVESTMENT DIVISION               INVESTMENT DIVISION
                                   --------------------------------  --------------------------------
                                         2014            2013             2014              2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       19,750,468       11,787,393       12,811,027       13,154,613
Units issued and transferred
   from other funding options....        4,480,490       12,810,542        2,010,482        2,715,901
Units redeemed and transferred to
   other funding options.........      (5,015,099)      (4,847,467)      (2,684,778)      (3,059,487)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       19,215,859       19,750,468       12,136,731       12,811,027
                                   ===============  ===============  ===============  ===============


                                                                              MSF WESTERN ASSET
                                          MSF VAN ECK GLOBAL                MANAGEMENT STRATEGIC
                                           NATURAL RESOURCES                 BOND OPPORTUNITIES
                                          INVESTMENT DIVISION                INVESTMENT DIVISION
                                   ---------------------------------  --------------------------------
                                         2014             2013              2014            2013
                                   ----------------  ---------------  ---------------  ---------------

Units beginning of year..........         2,406,616        2,611,674        9,226,838       10,345,790
Units issued and transferred
   from other funding options....           757,312          493,172        1,010,332        1,556,432
Units redeemed and transferred to
   other funding options.........         (532,040)        (698,230)      (1,858,083)      (2,675,384)
                                   ----------------  ---------------  ---------------  ---------------
Units end of year................         2,631,888        2,406,616        8,379,087        9,226,838
                                   ================  ===============  ===============  ===============

                                              MSF WESTERN
                                           ASSET MANAGEMENT
                                            U.S. GOVERNMENT                   MSF WMC BALANCED
                                          INVESTMENT DIVISION                INVESTMENT DIVISION
                                   ---------------------------------  --------------------------------
                                         2014             2013              2014             2013
                                   ----------------  ---------------  ---------------  ---------------

Units beginning of year..........        12,256,251       13,148,516       14,891,417       16,477,433
Units issued and transferred
   from other funding options....         1,388,445        2,166,563          573,549          623,999
Units redeemed and transferred to
   other funding options.........       (2,380,885)      (3,058,828)      (1,948,777)      (2,210,015)
                                   ----------------  ---------------  ---------------  ---------------
Units end of year................        11,263,811       12,256,251       13,516,189       14,891,417
                                   ================  ===============  ===============  ===============


                                                                             PIMCO VIT             PIMCO VIT
                                                MSF WMC                 COMMODITYREALRETURN     EMERGING MARKET
                                       CORE EQUITY OPPORTUNITIES             STRATEGY                BOND
                                          INVESTMENT DIVISION           INVESTMENT DIVISION   INVESTMENT DIVISION
                                   ---------------------------------  ----------------------  -------------------
                                         2014             2013               2014 (b)              2014 (b)
                                   ----------------  ---------------  ----------------------  -------------------

Units beginning of year..........        18,314,242       20,783,231                   --                    --
Units issued and transferred
   from other funding options....           959,711        1,598,509                  171                   200
Units redeemed and transferred to
   other funding options.........       (3,351,315)      (4,067,498)                   --                    --
                                   ----------------  ---------------  ----------------------  -------------------
Units end of year................        15,922,638       18,314,242                  171                   200
                                   ================  ===============  ======================  ===================



                                       UIF GLOBAL
                                     INFRASTRUCTURE
                                   INVESTMENT DIVISION
                                   -------------------
                                        2014 (b)
                                   -------------------

Units beginning of year..........                 --
Units issued and transferred
   from other funding options....                315
Units redeemed and transferred to
   other funding options.........                 --
                                   -------------------
Units end of year................                315
                                   ===================

(a) Commenced December 13, 2013 and began transactions in 2014.
(b) For the period November 19, 2014 to December 31, 2014.
(c) For the period April 28, 2014 to December 31, 2014.
(d) For the period April 29, 2013 to December 31, 2013.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Investment Divisions. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying fund, series, or portfolio for the respective stated periods in the five years ended December 31, 2014:

                                                      AS OF DECEMBER 31
                                       ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                           UNITS        HIGHEST ($)     ASSETS ($)
                                       ------------  ---------------  --------------
  American Funds Bond            2014     5,917,641    14.68 - 20.55     105,024,754
     Investment Division         2013     6,618,957    14.30 - 19.64     113,016,439
                                 2012     7,263,481    15.00 - 20.21     128,509,424
                                 2011     7,776,072    14.60 - 19.30     132,354,078
                                 2010     8,896,331    14.11 - 18.31     144,729,120

  American Funds Global Small    2014    15,709,137     3.56 - 41.02     552,526,997
     Capitalization              2013    16,907,172     3.54 - 40.47     588,501,415
     Investment Division         2012    18,635,787     2.81 - 31.78     512,261,353
                                 2011    20,869,442     2.41 - 27.10     488,925,353
                                 2010    21,870,431     3.03 - 33.77     638,167,766

  American Funds Growth          2014     4,789,973    1.28 - 289.09   1,071,813,826
     Investment Division         2013     5,377,037    1.20 - 268.43   1,121,813,455
                                 2012     6,029,312   15.10 - 207.87     978,263,065
                                 2011     6,775,576   12.97 - 177.66     943,068,284
                                 2010     7,571,854   13.72 - 186.99   1,104,322,652

  American Funds Growth-Income   2014     5,420,861   15.84 - 205.97     871,662,648
     Investment Division         2013     5,897,170   14.54 - 187.57     866,506,820
                                 2012     6,519,347   11.07 - 141.56     728,354,448
                                 2011     7,279,154    9.58 - 121.41     689,767,422
                                 2010     7,599,619    9.91 - 124.60     738,591,508

  Calvert VP SRI Balanced        2014     1,520,177    30.50 - 40.77      58,809,995
     Investment Division         2013     1,581,457    28.27 - 37.66      56,643,458
                                 2012     1,676,537    24.33 - 32.31      51,646,891
                                 2011     1,762,417    22.36 - 29.60      49,903,373
                                 2010     1,850,748    21.72 - 28.66      50,866,287

  Calvert VP SRI Mid Cap         2014       256,364            53.26      13,652,993
     Growth Investment Division  2013       285,572    49.72 - 49.74      14,202,309
                                 2012       319,337    38.64 - 38.65      12,341,511
                                 2011       338,107    33.41 - 33.42      11,298,697
                                 2010       371,121    32.96 - 32.97      12,234,406

  Fidelity VIP Contrafund        2014         1,597             6.69          10,689
     Investment Division
     (Commenced 12/13/2013 and
     began transactions in 2014)

  Fidelity VIP Equity-Income     2014     3,063,871     8.60 - 70.17      92,690,111
     Investment Division         2013     3,463,147     8.01 - 65.15      95,223,008
                                 2012     3,911,529     6.34 - 51.32      81,994,570
                                 2011     4,479,503     5.48 - 44.17      78,185,094
                                 2010     5,189,262     5.50 - 44.15      91,649,413

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  American Funds Bond            2014       1.87         0.50 - 2.55          2.63 - 4.60
     Investment Division         2013       1.73         0.65 - 2.55      (4.62) - (2.79)
                                 2012       2.43         0.50 - 2.55          2.71 - 4.69
                                 2011       2.88         0.50 - 2.55          3.44 - 5.42
                                 2010       2.96         0.50 - 2.55          3.76 - 5.75

  American Funds Global Small    2014       0.12         0.50 - 2.55        (0.45) - 1.46
     Capitalization              2013       0.87         0.65 - 2.55        25.05 - 27.45
     Investment Division         2012       1.34         0.50 - 2.55        15.19 - 17.41
                                 2011       1.34         0.50 - 2.55    (21.18) - (19.67)
                                 2010       1.73         0.50 - 2.55        19.33 - 21.62

  American Funds Growth          2014       0.77         0.50 - 2.55          5.78 - 7.81
     Investment Division         2013       0.92         0.65 - 2.55        18.89 - 29.26
                                 2012       0.78         0.50 - 2.55        14.91 - 17.13
                                 2011       0.60         0.50 - 2.55      (6.68) - (4.89)
                                 2010       0.71         0.50 - 2.55        15.70 - 17.91

  American Funds Growth-Income   2014       1.27         0.50 - 2.55          7.85 - 9.92
     Investment Division         2013       1.34         0.65 - 2.55        30.14 - 32.64
                                 2012       1.59         0.50 - 2.55        14.51 - 16.72
                                 2011       1.54         0.50 - 2.55      (4.30) - (2.47)
                                 2010       1.51         0.50 - 2.55         8.62 - 10.71

  Calvert VP SRI Balanced        2014       1.56         0.50 - 1.55          7.92 - 9.05
     Investment Division         2013       1.04         0.50 - 1.55        16.19 - 17.41
                                 2012       1.21         0.50 - 1.55          8.80 - 9.96
                                 2011       1.29         0.50 - 1.55          2.96 - 4.04
                                 2010       1.43         0.50 - 1.55        10.37 - 11.54

  Calvert VP SRI Mid Cap         2014         --                0.95          7.07 - 7.10
     Growth Investment Division  2013         --                0.95        28.68 - 28.69
                                 2012         --                0.95                15.65
                                 2011         --                0.95                 1.37
                                 2010         --                0.95                30.24

  Fidelity VIP Contrafund        2014       2.09                1.15                10.38
     Investment Division
     (Commenced 12/13/2013 and
     began transactions in 2014)

  Fidelity VIP Equity-Income     2014       2.77         0.95 - 1.35          7.26 - 7.73
     Investment Division         2013       2.47         0.95 - 1.35        26.43 - 26.95
                                 2012       3.08         0.95 - 1.35        15.73 - 16.20
                                 2011       2.34         0.95 - 1.35        (0.38) - 0.03
                                 2010       1.80         0.95 - 1.35        13.62 - 14.07

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                          AS OF DECEMBER 31
                                            ---------------------------------------------
                                                             UNIT VALUE
                                                              LOWEST TO          NET
                                                UNITS        HIGHEST ($)     ASSETS ($)
                                            ------------  ---------------  --------------
  Fidelity VIP FundsManager           2014    17,417,943    13.11 - 13.28     230,170,102
     50% Investment Division          2013     9,362,592    12.73 - 12.88     120,060,165
     (Commenced 7/23/2012)            2012     2,486,441    11.31 - 11.42      28,315,173

  Fidelity VIP FundsManager           2014    23,126,457    12.44 - 12.62     289,729,524
     60% Investment Division          2013    24,031,067    12.05 - 12.16     291,255,733
                                      2012    24,954,232    10.37 - 10.45     260,007,961
                                      2011    20,820,080      9.48 - 9.54     198,202,397
                                      2010    10,055,976      9.88 - 9.93      99,633,507

  Fidelity VIP Growth                 2014     1,382,739            70.91      98,045,015
     Investment Division              2013     1,489,863    64.30 - 64.31      95,812,868
                                      2012     1,633,959    47.61 - 47.62      77,803,882
                                      2011     1,783,529            41.91      74,754,203
                                      2010     2,111,729    42.22 - 42.23      89,166,883

  Fidelity VIP Investment             2014       477,735            33.12      15,822,818
     Grade Bond                       2013       527,483    31.58 - 31.59      16,664,039
     Investment Division              2012       686,159    32.46 - 32.47      22,278,308
                                      2011       691,358            30.95      21,398,778
                                      2010       761,081            29.11      22,154,719

  Fidelity VIP Money Market           2014       544,052    10.28 - 16.41       8,033,349
     Investment Division              2013       671,593    10.50 - 16.57      10,057,109
                                      2012       548,892    10.71 - 16.72       8,724,752
                                      2011       786,743    10.92 - 16.86      12,168,038
                                      2010       766,151    11.14 - 17.00      12,251,820

  LMPVET Permal Alternative           2014         2,882    10.01 - 10.02          28,860
     Select VIT Investment Division
     (Commenced 11/19/2014)

  MIST AllianceBernstein              2014   131,033,623    11.93 - 12.37   1,616,024,275
     Global Dynamic Allocation        2013   133,911,328    11.35 - 11.66   1,557,670,400
     Investment Division              2012   110,036,076    10.41 - 10.61   1,165,993,492
     (Commenced 5/2/2011)             2011    49,226,036      9.70 - 9.75     479,791,726

  MIST Allianz Global Investors       2014    11,555,790             1.04      12,033,381
     Dynamic Multi-Asset Plus
     Investment Division
     (Commenced 4/28/2014)

  MIST American Funds                 2014    62,423,987     1.32 - 14.01     823,208,734
     Balanced Allocation              2013    63,540,868     1.26 - 13.26     799,895,152
     Investment Division              2012    63,563,060    10.24 - 11.22     683,639,223
                                      2011    64,521,397      9.23 - 9.92     618,948,646
                                      2010    54,397,965     9.65 - 10.17     539,848,602

  MIST American Funds Growth          2014    32,454,186    12.33 - 13.92     428,719,024
     Allocation Investment Division   2013    33,203,104    11.86 - 13.15     417,519,485
                                      2012    32,742,900     9.70 - 10.56     333,268,561
                                      2011    34,204,304      8.55 - 9.14     303,484,652
                                      2010    35,239,687      9.18 - 9.64     332,353,082



                                                     FOR THE YEAR ENDED DECEMBER 31
                                            -------------------------------------------------
                                            INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                               INCOME          LOWEST TO         LOWEST TO
                                              RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                            -------------  ----------------  ----------------
  Fidelity VIP FundsManager           2014      1.47          1.90 - 2.05         2.96 - 3.12
     50% Investment Division          2013      1.56          1.90 - 2.05       12.57 - 12.74
     (Commenced 7/23/2012)            2012      2.68          1.90 - 2.05         4.04 - 4.11

  Fidelity VIP FundsManager           2014      1.24          1.85 - 2.05         0.55 - 3.42
     60% Investment Division          2013      1.16          1.90 - 2.05       16.21 - 16.38
                                      2012      1.50          1.90 - 2.05         9.33 - 9.49
                                      2011      1.89          1.90 - 2.05     (4.01) - (3.87)
                                      2010      2.44          1.90 - 2.05       11.32 - 11.49

  Fidelity VIP Growth                 2014      0.18                 0.95       10.25 - 10.28
     Investment Division              2013      0.29                 0.95       35.05 - 35.06
                                      2012      0.58                 0.95       13.60 - 13.61
                                      2011      0.34                 0.95              (0.74)
                                      2010      0.28                 0.95       23.00 - 23.01

  Fidelity VIP Investment             2014      2.10                 0.95         4.83 - 4.86
     Grade Bond                       2013      2.08                 0.95              (2.70)
     Investment Division              2012      2.35                 0.95                4.90
                                      2011      3.16                 0.95         6.32 - 6.33
                                      2010      3.50                 0.95                6.79

  Fidelity VIP Money Market           2014      0.01          0.95 - 2.05     (2.02) - (0.93)
     Investment Division              2013      0.03          0.95 - 2.05     (2.01) - (0.91)
                                      2012      0.13          0.95 - 2.05     (1.93) - (0.81)
                                      2011      0.10          0.95 - 2.05     (1.94) - (0.83)
                                      2010      0.17          0.95 - 2.05     (1.82) - (0.70)

  LMPVET Permal Alternative           2014      0.45          1.10 - 1.35     (0.52) - (0.49)
     Select VIT Investment Division
     (Commenced 11/19/2014)

  MIST AllianceBernstein              2014      1.94          1.15 - 2.15         5.06 - 6.12
     Global Dynamic Allocation        2013      1.24          1.15 - 2.15         8.78 - 9.88
     Investment Division              2012      0.09          1.15 - 2.30         2.79 - 8.82
     (Commenced 5/2/2011)             2011      0.98          1.15 - 2.00     (3.01) - (2.47)

  MIST Allianz Global Investors       2014      0.87          1.15 - 2.15         3.84 - 4.55
     Dynamic Multi-Asset Plus
     Investment Division
     (Commenced 4/28/2014)

  MIST American Funds                 2014      1.26          0.50 - 2.30         3.64 - 5.70
     Balanced Allocation              2013      1.35          0.50 - 2.30       15.84 - 18.14
     Investment Division              2012      1.68          0.50 - 2.30       10.93 - 13.06
                                      2011      1.26          0.50 - 2.30     (4.34) - (2.43)
                                      2010      1.00          0.50 - 2.30        9.61 - 11.67

  MIST American Funds Growth          2014      1.02          0.50 - 2.30         3.97 - 5.86
     Allocation Investment Division   2013      0.99          0.50 - 2.30       22.26 - 24.48
                                      2012      1.20          0.50 - 2.30       13.50 - 15.58
                                      2011      1.12          0.50 - 2.30     (6.89) - (5.21)
                                      2010      0.88          0.50 - 2.30       10.91 - 12.92



               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                           AS OF DECEMBER 31
                                             ---------------------------------------------
                                                             UNIT VALUE
                                                              LOWEST TO           NET
                                                 UNITS       HIGHEST ($)      ASSETS ($)
                                             ------------  ---------------  --------------
  MIST American Funds Growth           2014    27,479,262    12.93 - 13.92     379,282,255
     Investment Division               2013    28,606,942    12.22 - 13.01     369,736,899
                                       2012    30,680,594     9.63 - 10.14     309,469,419
                                       2011    30,941,763      8.39 - 8.74     269,245,330
                                       2010    21,779,384      9.00 - 9.27     201,192,477

  MIST American Funds                  2014    76,352,619    12.07 - 13.62     987,325,915
     Moderate Allocation               2013    78,734,890    11.64 - 12.90     971,848,247
     Investment Division               2012    82,535,523    10.49 - 11.42     908,733,316
                                       2011    85,202,020     9.69 - 10.36     857,229,344
                                       2010    75,010,392     9.89 - 10.39     762,782,012

  MIST AQR Global Risk                 2014   138,096,106    10.21 - 11.40   1,568,831,639
     Balanced Investment Division      2013   152,729,567    10.79 - 11.09   1,689,296,732
     (Commenced 5/2/2011)              2012   149,868,893    11.38 - 11.61   1,737,315,768
                                       2011    56,432,487    10.56 - 10.62     599,167,858

  MIST BlackRock Global                2014   173,246,218    11.38 - 11.81   2,038,618,922
     Tactical Strategies               2013   177,074,342    10.98 - 11.28   1,991,834,922
     Investment Division               2012   155,272,874    10.17 - 10.34   1,603,180,946
     (Commenced 5/2/2011)              2011    74,095,325      9.53 - 9.58     709,763,094

  MIST BlackRock High Yield            2014         5,135     2.90 - 27.94          15,808
     Investment Division
     (Commenced 12/13/2013
     and began transactions in 2014)

  MIST Clarion Global Real             2014    13,729,569     1.98 - 20.71     260,956,015
     Estate Investment Division        2013    14,902,299     2.97 - 18.38     253,186,000
                                       2012    14,778,284     2.89 - 17.84     245,411,646
                                       2011    16,016,738     2.31 - 14.23     213,895,843
                                       2010    15,981,514     2.46 - 15.15     228,566,225

  MIST ClearBridge Aggressive          2014    40,881,802    1.55 - 341.18     672,850,047
     Growth Investment Division        2013    13,366,239     1.32 - 21.07     170,478,449
                                       2012    10,346,560     0.92 - 14.58      93,505,262
                                       2011    10,567,586     0.78 - 12.38      81,432,355
                                       2010     3,935,646     0.77 - 12.07      29,795,656

  MIST Harris Oakmark                  2014    21,821,539     2.51 - 28.95     553,476,475
     International                     2013    22,039,138     2.82 - 30.88     597,907,512
     Investment Division               2012    22,574,267     2.19 - 23.79     476,492,534
                                       2011    24,605,233     1.71 - 18.49     402,888,469
                                       2010    22,318,089     2.02 - 21.68     422,198,591

  MIST Invesco Balanced-Risk           2014   416,774,221      1.08 - 1.10     458,464,882
     Allocation Investment Division    2013   411,037,657      1.04 - 1.06     433,699,152
     (Commenced 4/30/2012)             2012   250,325,881      1.04 - 1.05     262,571,091

  MIST Invesco Mid Cap Value           2014    13,839,475     3.65 - 41.83     504,220,570
     Investment Division               2013    15,543,270     3.37 - 38.34     517,780,861
     (Commenced 4/30/2012)             2012    17,602,268     2.62 - 29.57     454,279,856



                                                       FOR THE YEAR ENDED DECEMBER 31
                                             --------------------------------------------------
                                             INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                                INCOME          LOWEST TO          LOWEST TO
                                               RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                             -------------  ----------------  -----------------
  MIST American Funds Growth           2014      0.55          1.15 - 2.25          0.53 - 6.95
     Investment Division               2013      0.44          1.15 - 2.25        26.90 - 28.30
                                       2012      0.32          1.15 - 2.25        14.79 - 16.06
                                       2011      0.34          1.15 - 2.25      (6.71) - (5.69)
                                       2010      0.18          1.15 - 2.25        15.69 - 16.97

  MIST American Funds                  2014      1.45          0.50 - 2.30          3.68 - 5.57
     Moderate Allocation               2013      1.64          0.50 - 2.30        10.94 - 12.95
     Investment Division               2012      2.04          0.50 - 2.30         8.31 - 10.28
                                       2011      1.54          0.50 - 2.30      (2.08) - (0.31)
                                       2010      1.41          0.50 - 2.30          7.40 - 9.36

  MIST AQR Global Risk                 2014        --          1.15 - 2.15          1.79 - 2.81
     Balanced Investment Division      2013      2.07          1.15 - 2.15      (5.45) - (4.50)
     (Commenced 5/2/2011)              2012      0.40          1.15 - 2.30          3.03 - 9.29
                                       2011      3.41          1.15 - 2.00          2.12 - 2.70

  MIST BlackRock Global                2014      1.12          1.15 - 2.15          3.66 - 4.70
     Tactical Strategies               2013      1.33          1.15 - 2.15          7.96 - 9.05
     Investment Division               2012        --          1.15 - 2.15          6.81 - 7.89
     (Commenced 5/2/2011)              2011      1.51          1.15 - 2.00      (4.68) - (4.14)

  MIST BlackRock High Yield            2014        --          0.90 - 1.15        (1.82) - 2.48
     Investment Division
     (Commenced 12/13/2013
     and began transactions in 2014)

  MIST Clarion Global Real             2014      1.60          0.50 - 2.30         1.06 - 12.94
     Estate Investment Division        2013      6.76          0.50 - 2.30          1.19 - 3.09
                                       2012      2.07          0.50 - 2.30        23.11 - 25.48
                                       2011      3.87          0.50 - 2.30      (7.73) - (5.89)
                                       2010      8.23          0.50 - 2.30        13.47 - 15.53

  MIST ClearBridge Aggressive          2014      0.07          0.50 - 2.30         1.57 - 18.35
     Growth Investment Division        2013      0.25          0.95 - 2.30        13.14 - 44.54
                                       2012      0.07          0.95 - 2.30        15.80 - 17.69
                                       2011      0.02          0.95 - 2.30        (9.19) - 2.58
                                       2010      0.03          0.95 - 2.30        20.97 - 22.89

  MIST Harris Oakmark                  2014      2.40          0.50 - 2.30      (7.93) - (6.13)
     International                     2013      2.49          0.50 - 2.30        27.52 - 29.96
     Investment Division               2012      1.61          0.50 - 2.30        26.30 - 28.63
                                       2011        --          0.50 - 2.30    (16.20) - (14.54)
                                       2010      1.89          0.50 - 2.30        13.77 - 15.92

  MIST Invesco Balanced-Risk           2014        --          1.15 - 2.10          3.39 - 4.37
     Allocation Investment Division    2013        --          1.15 - 2.10        (0.26) - 0.70
     (Commenced 4/30/2012)             2012      0.62          1.15 - 2.30          3.06 - 3.86

  MIST Invesco Mid Cap Value           2014      0.55          0.25 - 2.30          7.15 - 9.10
     Investment Division               2013      0.79          0.50 - 2.30        27.34 - 29.65
     (Commenced 4/30/2012)             2012        --          0.50 - 2.30          1.67 - 2.93



               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                           AS OF DECEMBER 31
                                            ----------------------------------------------
                                                             UNIT VALUE
                                                              LOWEST TO           NET
                                                UNITS        HIGHEST ($)      ASSETS ($)
                                            ------------  ----------------  --------------
  MIST Invesco Small Cap              2014     2,037,765      2.68 - 29.97      54,115,294
     Growth Investment Division       2013     2,095,080      2.52 - 27.91      52,424,234
                                      2012     2,132,933      1.82 - 20.01      38,202,816
                                      2011     2,324,510      1.56 - 17.01      35,466,935
                                      2010     2,311,559      1.60 - 17.28      34,771,690

  MIST JPMorgan Core Bond             2014     8,518,360     10.46 - 11.26      94,969,104
     Investment Division              2013     8,259,461     10.18 - 10.84      88,832,323
                                      2012     7,951,315     10.74 - 11.31      89,292,265
                                      2011     7,359,866     10.47 - 10.90      79,806,796
                                      2010     5,961,314     10.12 - 10.43      61,894,293

  MIST JPMorgan Global Active         2014   549,720,767       1.19 - 1.22     669,115,337
     Allocation Investment Division   2013   480,114,419       1.14 - 1.15     553,137,848
     (Commenced 4/30/2012)            2012   169,274,406              1.05     177,914,120

  MIST JPMorgan Small Cap             2014     1,047,237     18.72 - 20.42      21,130,600
     Value Investment Division        2013     1,010,455     18.31 - 19.79      19,791,903
                                      2012     1,099,067     14.06 - 15.07      16,406,071
                                      2011     1,077,146     12.44 - 13.21      14,113,642
                                      2010       657,621     14.17 - 14.91       9,722,885

  MIST Loomis Sayles Global           2014     7,240,094      1.48 - 17.59     122,949,006
     Markets Investment Division      2013     7,711,782      1.44 - 17.20     128,415,699
                                      2012     1,933,869     13.80 - 14.86      28,499,925
                                      2011     1,855,860     12.07 - 12.85      23,690,465
                                      2010     1,021,819     12.54 - 13.20      13,393,060

  MIST Lord Abbett Bond               2014    12,434,223      2.93 - 34.65     339,514,538
     Debenture Investment Division    2013    12,999,204      2.83 - 33.22     339,376,615
                                      2012    13,293,853      2.66 - 30.92     320,579,772
                                      2011    14,072,935      2.39 - 27.52     299,293,863
                                      2010    14,565,687      2.32 - 26.47     294,861,986

  MIST Met/Eaton Vance                2014     1,809,222     10.74 - 11.20      20,128,137
     Floating Rate                    2013     1,555,867     10.88 - 11.25      17,414,855
     Investment Division              2012       680,624     10.70 - 10.96       7,437,899
     (Commenced 5/3/2010)             2011       581,745     10.17 - 10.33       5,996,924
                                      2010       127,652     10.18 - 10.24       1,306,114

  MIST Met/Franklin Low               2014     9,626,185      9.76 - 10.33      96,688,495
     Duration Total Return            2013     7,621,281      9.86 - 10.27      76,708,364
     Investment Division              2012     1,503,596      9.94 - 10.21      15,151,477
     (Commenced 5/2/2011)             2011       678,926       9.72 - 9.80       6,635,667

  MIST Met/Templeton                  2014       617,146     12.98 - 13.62       8,355,488
     International Bond               2013       656,394     13.09 - 13.62       8,897,037
     Investment Division              2012       643,048     13.22 - 13.64       8,734,807
                                      2011       586,262     11.80 - 12.07       7,057,738
                                      2010       363,350     12.08 - 12.25       4,442,866

  MIST MetLife Asset                  2014    12,211,757      1.68 - 32.14     230,931,939
     Allocation 100                   2013    12,315,616     14.47 - 30.96     228,507,697
     Investment Division              2012     9,769,796     11.19 - 12.85     119,313,920
     (Commenced 5/2/2011)             2011     9,693,030      9.81 - 11.06     102,483,285

                                                      FOR THE YEAR ENDED DECEMBER 31
                                            --------------------------------------------------
                                            INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                               INCOME          LOWEST TO          LOWEST TO
                                              RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                            -------------  ----------------  -----------------
  MIST Invesco Small Cap              2014        --         0.50 - 2.30           5.46 - 7.37
     Growth Investment Division       2013      0.24         0.50 - 2.30         36.99 - 39.48
                                      2012        --         0.50 - 2.30         15.53 - 17.64
                                      2011        --         0.50 - 2.30       (3.33) - (1.57)
                                      2010        --         0.50 - 2.30         23.32 - 25.55

  MIST JPMorgan Core Bond             2014      1.47         1.15 - 2.25           2.75 - 3.89
     Investment Division              2013      0.27         1.15 - 2.25       (4.89) - (3.86)
                                      2012      2.55         1.15 - 2.25           2.57 - 3.71
                                      2011      2.15         1.15 - 2.25           3.44 - 4.58
                                      2010      1.53         1.15 - 2.25           3.74 - 4.89

  MIST JPMorgan Global Active         2014      1.11         1.15 - 2.10           4.75 - 5.75
     Allocation Investment Division   2013      0.07         1.15 - 2.10           8.68 - 9.72
     (Commenced 4/30/2012)            2012      0.78         1.15 - 2.05           3.23 - 3.85

  MIST JPMorgan Small Cap             2014      0.86         1.15 - 2.05           2.25 - 3.18
     Value Investment Division        2013      0.48         1.15 - 2.05         30.21 - 31.38
                                      2012      0.63         1.15 - 2.05         13.01 - 14.03
                                      2011      1.42         1.15 - 2.05     (12.18) - (11.38)
                                      2010      0.58         1.15 - 2.05         16.83 - 17.89

  MIST Loomis Sayles Global           2014      2.10         0.50 - 2.25           1.17 - 2.95
     Markets Investment Division      2013      0.72         0.50 - 2.25         10.52 - 15.79
                                      2012      2.37         1.15 - 2.25         14.32 - 15.59
                                      2011      2.22         1.15 - 2.25       (3.67) - (2.61)
                                      2010      2.23         1.15 - 2.25         19.30 - 20.62

  MIST Lord Abbett Bond               2014      5.57         0.50 - 2.25         (0.50) - 4.31
     Debenture Investment Division    2013      6.65         0.50 - 2.30           5.52 - 7.44
                                      2012      7.19         0.50 - 2.30         10.37 - 12.38
                                      2011      5.99         0.50 - 2.30           2.09 - 3.94
                                      2010      6.21         0.50 - 2.30         10.40 - 12.40

  MIST Met/Eaton Vance                2014      3.50         1.15 - 2.05       (1.31) - (0.42)
     Floating Rate                    2013      3.11         1.15 - 2.05           1.73 - 2.65
     Investment Division              2012      3.27         1.15 - 2.05           5.14 - 6.10
     (Commenced 5/3/2010)             2011      2.13         1.15 - 2.05         (0.06) - 0.84
                                      2010        --         1.15 - 2.05           1.81 - 2.42

  MIST Met/Franklin Low               2014      2.12         0.50 - 2.05         (0.99) - 0.55
     Duration Total Return            2013      0.94         0.50 - 2.05         (0.89) - 0.66
     Investment Division              2012      1.69         0.50 - 2.05           2.27 - 3.87
     (Commenced 5/2/2011)             2011        --         0.95 - 2.05       (2.63) - (1.92)

  MIST Met/Templeton                  2014      4.57         1.15 - 2.00       (2.25) - (0.02)
     International Bond               2013      1.97         1.15 - 2.00       (0.96) - (0.12)
     Investment Division              2012      9.92         1.15 - 2.00         12.01 - 12.97
                                      2011      6.74         1.15 - 2.00       (2.30) - (1.47)
                                      2010      0.46         1.15 - 2.00         11.30 - 12.25

  MIST MetLife Asset                  2014      0.81         0.25 - 2.05           2.96 - 4.56
     Allocation 100                   2013      0.59         0.50 - 2.30         16.29 - 28.86
     Investment Division              2012      0.69         0.50 - 2.30         14.07 - 16.16
     (Commenced 5/2/2011)             2011        --         0.50 - 2.30     (14.87) - (13.84)

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                       ----------------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO          NET
                                            UNITS        HIGHEST ($)     ASSETS ($)
                                       -------------  ---------------  --------------
  MIST MetLife Balanced Plus     2014    257,684,739    12.41 - 12.88   3,306,532,931
     Investment Division         2013    232,765,795    11.57 - 11.88   2,758,152,662
     (Commenced 5/2/2011)        2012    146,453,494    10.31 - 10.51   1,536,558,887
                                 2011     64,032,367      9.35 - 9.40     601,466,008

  MIST MetLife Multi-Index       2014    412,273,295      1.20 - 1.22     503,156,737
     Targeted Risk               2013    231,254,962      1.12 - 1.13     261,549,603
     Investment Division         2012      6,808,899             1.01       6,903,413
     (Commenced 11/12/2012)

  MIST MetLife Small Cap         2014        671,658    23.82 - 27.21      16,801,002
     Value Investment Division   2013        677,162    23.78 - 26.89      16,848,467
                                 2012        650,739    18.24 - 20.40      12,367,720
                                 2011        611,373    15.70 - 17.38       9,963,715
                                 2010        553,242    17.52 - 19.19      10,020,158

  MIST MFS Emerging Markets      2014      5,102,751     1.09 - 10.43      52,734,725
     Equity Investment Division  2013      4,752,160    10.37 - 11.29      53,202,058
                                 2012      4,236,736    11.16 - 12.02      50,543,249
                                 2011      4,108,037     9.61 - 10.22      41,739,144
                                 2010      2,608,505    12.08 - 12.72      32,997,742

  MIST MFS Research              2014     15,153,081     1.62 - 18.13     221,624,094
     International               2013     16,065,546     1.76 - 19.62     252,471,398
     Investment Division         2012     17,677,847     1.50 - 16.57     232,797,238
                                 2011     19,673,406     1.30 - 14.30     219,299,244
                                 2010     20,874,325     1.48 - 16.11     258,478,220

  MIST Morgan Stanley Mid Cap    2014     17,054,063     2.04 - 23.71     367,615,842
     Growth Investment Division  2013     18,525,106     2.04 - 23.59     399,201,501
     (Commenced 5/3/2010)        2012     20,975,481     1.49 - 17.06     328,177,563
                                 2011     23,184,585     1.38 - 15.69     331,439,430
                                 2010     24,873,224     1.51 - 16.94     386,858,882

  MIST Oppenheimer Global        2014     14,055,032     1.17 - 28.93     271,471,540
     Equity Investment Division  2013     13,534,026     1.16 - 28.50     284,310,727
                                 2012     10,404,769    16.31 - 22.58     219,397,966
                                 2011     11,458,967    13.63 - 18.76     201,576,453
                                 2010     11,471,149    15.07 - 20.63     223,279,060

  MIST PanAgora Global           2014      6,388,541      1.03 - 1.04       6,621,678
     Diversified Risk
     Investment Division
     (Commenced 4/28/2014)

  MIST PIMCO Inflation           2014     34,187,129     0.99 - 16.59     512,607,268
     Protected Bond              2013     37,956,426    13.20 - 16.18     559,896,326
     Investment Division         2012     42,379,551    14.89 - 17.89     697,291,188
                                 2011     39,768,473    13.97 - 16.47     607,250,028
                                 2010     33,648,714    12.86 - 14.87     467,910,969

  MIST PIMCO Total Return        2014     61,356,539     1.80 - 20.22   1,090,762,284
     Investment Division         2013     67,960,498     1.75 - 19.51   1,166,300,320
                                 2012     69,856,684     1.81 - 19.99   1,226,100,483
                                 2011     69,538,746     1.68 - 18.38   1,123,078,623
                                 2010     67,513,724     1.65 - 17.91   1,048,658,444

                                                  FOR THE YEAR ENDED DECEMBER 31
                                       ---------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       --------------  ----------------  -----------------
  MIST MetLife Balanced Plus     2014       1.73          1.15 - 2.15          7.32 - 8.39
     Investment Division         2013       1.12          1.15 - 2.15        11.93 - 13.05
     (Commenced 5/2/2011)        2012         --          1.15 - 2.30         4.01 - 11.81
                                 2011       0.29          1.15 - 2.00      (6.52) - (6.00)

  MIST MetLife Multi-Index       2014         --          1.15 - 2.10          6.99 - 8.01
     Targeted Risk               2013       0.56          1.15 - 2.10        10.60 - 11.65
     Investment Division         2012         --          1.15 - 1.80          2.59 - 2.68
     (Commenced 11/12/2012)

  MIST MetLife Small Cap         2014       0.04          0.50 - 1.55          0.15 - 1.21
     Value Investment Division   2013       0.94          0.50 - 1.55        30.41 - 31.79
                                 2012         --          0.50 - 1.55        16.16 - 17.40
                                 2011       1.05          0.50 - 1.55     (10.38) - (9.44)
                                 2010       1.13          0.50 - 1.55        18.05 - 19.30

  MIST MFS Emerging Markets      2014       0.84          0.90 - 2.25      (8.60) - (7.07)
     Equity Investment Division  2013       1.05          1.15 - 2.25      (7.10) - (6.07)
                                 2012       0.74          1.15 - 2.25        16.24 - 17.53
                                 2011       1.34          1.15 - 2.25    (20.51) - (19.64)
                                 2010       0.84          1.15 - 2.25        20.90 - 22.24

  MIST MFS Research              2014       2.29          0.50 - 2.15      (8.84) - (7.41)
     International               2013       2.62          0.50 - 2.30        16.55 - 18.66
     Investment Division         2012       1.98          0.50 - 2.30        14.04 - 16.12
                                 2011       1.96          0.50 - 2.30    (12.74) - (11.15)
                                 2010       1.81          0.50 - 2.30         8.88 - 10.85

  MIST Morgan Stanley Mid Cap    2014       0.04          0.50 - 2.30        (1.37) - 0.51
     Growth Investment Division  2013       0.76          0.50 - 2.30        35.86 - 38.33
     (Commenced 5/3/2010)        2012         --          0.50 - 2.30          6.78 - 8.73
                                 2011       0.71          0.50 - 2.30      (9.03) - (7.26)
                                 2010         --          0.50 - 2.30        15.85 - 16.84

  MIST Oppenheimer Global        2014       0.91          0.50 - 2.30        (0.28) - 1.75
     Equity Investment Division  2013       1.77          0.50 - 2.30        15.42 - 26.60
                                 2012       1.53          0.65 - 2.30        18.41 - 20.73
                                 2011       1.88          0.65 - 2.30     (10.48) - (8.82)
                                 2010       1.45          0.65 - 2.30        13.29 - 15.48

  MIST PanAgora Global           2014       0.51          1.15 - 2.00          3.16 - 3.75
     Diversified Risk
     Investment Division
     (Commenced 4/28/2014)

  MIST PIMCO Inflation           2014       1.55          0.50 - 2.30        (1.54) - 2.51
     Protected Bond              2013       2.20          0.50 - 2.30     (11.34) - (9.57)
     Investment Division         2012       3.01          0.50 - 2.30          6.64 - 8.62
                                 2011       1.61          0.50 - 2.30         8.62 - 10.77
                                 2010       2.26          0.50 - 2.30          5.32 - 7.31

  MIST PIMCO Total Return        2014       2.35          0.50 - 2.30          0.46 - 3.82
     Investment Division         2013       4.24          0.50 - 2.30      (4.15) - (2.36)
                                 2012       3.16          0.50 - 2.30          6.77 - 8.85
                                 2011       2.72          0.50 - 2.30          0.83 - 2.76
                                 2010       3.43          0.50 - 2.30          5.71 - 7.71

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        --------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                            UNITS       HIGHEST ($)      ASSETS ($)
                                        ------------  ---------------  -------------
  MIST Pioneer Strategic          2014     2,593,278    25.25 - 30.38     76,351,267
     Income Investment Division   2013     2,428,961    24.67 - 29.42     69,401,877
                                  2012     2,454,674    24.83 - 29.35     70,080,765
                                  2011     2,135,286    22.75 - 26.64     55,464,787
                                  2010     1,345,150    22.44 - 26.04     34,118,467

  MIST Pyramis Government         2014    48,686,003    10.63 - 11.02    534,446,057
     Income Investment Division   2013    52,430,597    10.09 - 10.37    541,918,855
     (Commenced 5/2/2011)         2012    54,809,703    10.80 - 10.99    600,925,084
                                  2011    18,617,176    10.71 - 10.77    200,414,660

  MIST Pyramis Managed Risk       2014    11,024,305     1.16 - 11.57    127,322,331
     Investment Division          2013     5,324,485    10.71 - 10.77     57,316,477
     (Commenced 4/29/2013)

  MIST Schroders Global           2014   344,932,808      1.21 - 1.24    426,762,086
     Multi-Asset                  2013   307,834,445      1.15 - 1.16    357,921,883
     Investment Division          2012   121,622,449      1.06 - 1.07    130,034,225
     (Commenced 4/30/2012)

  MIST SSgA Growth and Income     2014    62,846,863    14.11 - 16.36    959,208,935
     ETF Investment Division      2013    67,092,231    13.39 - 15.54    979,735,898
                                  2012    70,205,649    12.14 - 13.83    919,015,955
                                  2011    69,044,794    11.01 - 12.32    811,024,282
                                  2010    49,243,201    11.14 - 12.25    579,390,787

  MIST SSgA Growth ETF            2014    10,488,338    13.72 - 16.21    158,546,674
     Investment Division          2013    10,380,683    13.32 - 15.46    150,739,383
                                  2012     9,321,683    11.55 - 13.16    116,064,976
                                  2011     8,738,265    10.27 - 11.50     95,770,056
                                  2010     7,423,121    10.74 - 11.81     84,197,233

  MIST T. Rowe Price Mid Cap      2014    25,170,863     1.72 - 29.62    425,918,797
     Growth Investment Division   2013    25,949,981     1.54 - 26.45    393,848,239
                                  2012    26,770,501     1.15 - 19.50    300,330,183
                                  2011    28,074,170     1.02 - 17.28    276,466,812
                                  2010    26,424,580     1.05 - 17.69    269,741,582

  MIST WMC Large Cap Research     2014    15,618,558   10.57 - 138.13    761,053,589
     Investment Division          2013    16,944,933    9.43 - 122.31    739,787,013
                                  2012    18,667,832     7.12 - 91.54    616,700,346
                                  2011    20,393,863     6.37 - 81.12    607,789,646
                                  2010    20,665,064     6.44 - 81.32    657,439,675

  Variable B Investment Division  2014        59,002   71.63 - 246.86     13,870,298
                                  2013        67,239   62.90 - 218.97     13,976,724
                                  2012        79,487   46.73 - 164.31     12,413,480
                                  2011        86,527   39.85 - 145.99     12,494,159
                                  2010       103,828   39.93 - 146.66     14,265,716

  Variable C Investment Division  2014         4,414  246.86 - 327.95      1,356,840
                                  2013         4,601  218.97 - 288.01      1,246,820
                                  2012         6,144  164.31 - 213.98      1,223,254
                                  2011         6,155  145.99 - 188.23      1,080,417
                                  2010         6,244  146.66 - 187.23      1,092,411

                                                  FOR THE YEAR ENDED DECEMBER 31
                                        -------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                           INCOME          LOWEST TO         LOWEST TO
                                          RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                        -------------  ----------------  ----------------
  MIST Pioneer Strategic          2014      4.77          1.15 - 2.05       (0.93) - 3.25
     Income Investment Division   2013      5.02          1.15 - 2.05       (0.65) - 0.25
                                  2012      4.73          1.15 - 2.05        9.18 - 10.17
                                  2011      4.31          1.15 - 2.05         1.36 - 2.28
                                  2010      3.53          1.15 - 2.05        9.77 - 10.76

  MIST Pyramis Government         2014      2.60          1.15 - 2.15         5.27 - 6.33
     Income Investment Division   2013      1.51          1.15 - 2.15     (6.55) - (5.61)
     (Commenced 5/2/2011)         2012      0.01          1.15 - 2.15         0.94 - 1.96
                                  2011      0.95          1.15 - 2.00         7.14 - 7.75

  MIST Pyramis Managed Risk       2014        --          0.90 - 2.00         6.49 - 7.67
     Investment Division          2013      1.64          1.15 - 2.00         4.83 - 5.43
     (Commenced 4/29/2013)

  MIST Schroders Global           2014      1.29          1.15 - 2.15         5.45 - 6.51
     Multi-Asset                  2013      0.01          1.15 - 2.15         7.77 - 8.85
     Investment Division          2012      1.65          1.15 - 2.30         5.04 - 5.86
     (Commenced 4/30/2012)

  MIST SSgA Growth and Income     2014      2.23          0.50 - 2.10         0.03 - 5.28
     ETF Investment Division      2013      2.50          0.50 - 2.30       10.36 - 12.37
                                  2012      2.35          0.50 - 2.30       10.27 - 12.28
                                  2011      1.66          0.50 - 2.30       (1.23) - 0.56
                                  2010      1.07          0.50 - 2.30        9.69 - 11.68

  MIST SSgA Growth ETF            2014      1.90          0.50 - 2.30         2.98 - 4.85
     Investment Division          2013      2.03          0.50 - 2.30       15.39 - 17.48
                                  2012      1.93          0.50 - 2.30       12.40 - 14.46
                                  2011      1.59          0.50 - 2.30     (4.36) - (2.62)
                                  2010      1.40          0.50 - 2.30       11.56 - 13.58

  MIST T. Rowe Price Mid Cap      2014        --          0.50 - 2.25       10.27 - 12.21
     Growth Investment Division   2013      0.24          0.50 - 2.30       33.47 - 35.90
                                  2012        --          0.50 - 2.30       11.08 - 13.11
                                  2011        --          0.50 - 2.30     (3.88) - (2.14)
                                  2010        --          0.50 - 2.30       24.78 - 27.04

  MIST WMC Large Cap Research     2014      0.90          0.50 - 2.50       10.89 - 13.02
     Investment Division          2013      1.40          0.42 - 2.22       31.42 - 33.61
                                  2012      1.18          0.42 - 2.22      (0.33) - 12.84
                                  2011      1.10        (0.08) - 2.30       (2.02) - 0.54
                                  2010      1.33        (0.08) - 2.30        9.90 - 12.73

  Variable B Investment Division  2014      0.94        (0.08) - 0.92       12.74 - 13.87
                                  2013      1.47        (0.08) - 0.92       33.26 - 34.60
                                  2012      1.22        (0.08) - 0.92       12.55 - 17.29
                                  2011      1.12        (0.08) - 1.00     (0.46) - (0.21)
                                  2010      1.36        (0.08) - 1.00       11.62 - 11.89

  Variable C Investment Division  2014      0.94        (0.08) - 0.92       12.74 - 13.87
                                  2013      1.45        (0.08) - 0.92       33.26 - 34.60
                                  2012      1.19        (0.08) - 0.92       12.55 - 13.68
                                  2011      1.10        (0.08) - 1.00       (0.46) - 0.54
                                  2010      1.37        (0.08) - 1.00       11.62 - 12.73

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                      ----------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO           NET
                                          UNITS        HIGHEST ($)      ASSETS ($)
                                      ------------  ----------------  --------------
  MSF Baillie Gifford           2014    10,404,687      1.46 - 17.45     143,934,419
     International Stock        2013    11,503,447      1.53 - 18.18     162,561,055
     Investment Division        2012    12,744,728      1.34 - 15.88     157,488,412
                                2011    14,325,010      1.14 - 13.42     149,064,918
                                2010    15,081,511      1.44 - 16.90     196,319,126

  MSF Barclays Aggregate Bond   2014    70,177,534      1.69 - 19.40   1,201,918,831
     Index Investment Division  2013    71,440,893      1.63 - 18.49   1,173,488,783
                                2012    67,675,314      1.69 - 19.06   1,150,681,701
                                2011    67,360,242      1.65 - 18.49   1,115,074,009
                                2010    67,541,233      1.56 - 17.32   1,054,370,494

  MSF BlackRock Bond Income     2014    11,340,124      6.62 - 79.94     498,013,818
     Investment Division        2013    11,954,730      6.26 - 75.22     478,446,482
                                2012    12,916,416      6.40 - 76.37     513,127,216
                                2011    13,863,749      6.03 - 71.54     503,747,574
                                2010    14,977,082      5.73 - 67.64     500,008,866

  MSF BlackRock Capital         2014     7,221,426      4.78 - 54.16     184,744,024
     Appreciation               2013     8,057,400      4.45 - 50.10     189,056,520
     Investment Division        2012     9,513,547      3.36 - 37.60     164,222,677
                                2011    10,497,393      2.98 - 33.13     154,395,881
                                2010    10,566,230      3.32 - 36.65     147,006,605

  MSF BlackRock Large Cap       2014    15,621,162      1.79 - 19.66     277,145,192
     Value Investment Division  2013    16,552,949      1.65 - 18.02     270,163,032
                                2012    17,523,603      1.27 - 13.74     220,191,829
                                2011    18,527,061      0.81 - 12.12     206,549,406
                                2010    17,848,335      1.12 - 11.94     195,798,773

  MSF BlackRock Money Market    2014     5,502,759      2.39 - 24.09      70,377,934
     Investment Division        2013     6,205,342      2.42 - 23.99      83,385,113
                                2012     6,582,029      2.45 - 24.28      88,984,812
                                2011     7,581,515      2.48 - 24.59      87,677,129
                                2010     7,489,620      2.52 - 24.90      76,398,280

  MSF Frontier Mid Cap Growth   2014     9,158,445     20.50 - 82.85     516,959,626
     Investment Division        2013    10,027,102     18.72 - 75.25     515,676,513
                                2012    11,188,890     14.31 - 57.22     439,241,102
                                2011    12,356,496     13.09 - 52.05     441,856,480
                                2010    13,591,177     13.70 - 54.17     506,917,230

  MSF Jennison Growth           2014    18,673,248      0.87 - 22.30     174,229,733
     Investment Division        2013    20,447,446      0.81 - 20.64     177,299,348
                                2012    24,173,265      0.60 - 15.21     154,053,950
                                2011    15,846,735      0.52 - 13.26      82,954,033
                                2010    12,651,183      0.53 - 13.32      67,839,064

  MSF Loomis Sayles Small Cap   2014     5,539,839      5.97 - 67.95     192,412,320
     Core Investment Division   2013     6,113,748      5.84 - 65.98     203,229,729
                                2012     6,753,486      4.19 - 47.14     157,335,875
                                2011     7,753,152      3.71 - 41.46     152,652,688
                                2010     8,483,306      3.74 - 41.52     158,697,696



                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  MSF Baillie Gifford           2014      1.35         0.95 - 2.30       (5.54) - (3.99)
     International Stock        2013      1.55         0.95 - 2.30         12.52 - 14.46
     Investment Division        2012      1.27         0.65 - 2.30         16.64 - 18.74
                                2011      1.71         0.65 - 2.30     (21.95) - (20.39)
                                2010      1.50         0.65 - 2.30           4.43 - 6.52

  MSF Barclays Aggregate Bond   2014      2.82         0.50 - 2.30           0.57 - 5.12
     Index Investment Division  2013      3.36         0.50 - 2.30       (4.75) - (2.96)
                                2012      3.58         0.50 - 2.30           1.26 - 3.23
                                2011      3.44         0.50 - 2.30           4.85 - 6.82
                                2010      3.52         0.50 - 2.30           3.30 - 5.37

  MSF BlackRock Bond Income     2014      3.31         0.50 - 2.30           4.38 - 6.39
     Investment Division        2013      3.87         0.50 - 2.30       (3.26) - (1.41)
                                2012      2.59         0.50 - 2.30           4.83 - 6.85
                                2011      3.88         0.50 - 2.30           3.89 - 5.88
                                2010      3.80         0.50 - 2.30           5.61 - 7.64

  MSF BlackRock Capital         2014      0.01         0.50 - 2.30           6.17 - 8.19
     Appreciation               2013      0.64         0.50 - 2.30         30.86 - 33.35
     Investment Division        2012      0.10         0.50 - 2.30         11.47 - 13.63
                                2011      0.03         0.50 - 2.30      (11.22) - (9.54)
                                2010      0.07         0.50 - 2.30         16.75 - 19.05

  MSF BlackRock Large Cap       2014      1.07         0.25 - 2.25           7.26 - 9.15
     Value Investment Division  2013      1.18         0.50 - 2.30         28.75 - 31.09
                                2012      1.42         0.50 - 2.30         11.37 - 13.40
                                2011      0.92         0.50 - 2.30         (1.37) - 2.11
                                2010      0.86         0.50 - 2.30           6.45 - 8.38

  MSF BlackRock Money Market    2014        --         0.95 - 2.25       (2.23) - (0.13)
     Investment Division        2013        --         0.95 - 2.25       (2.23) - (0.94)
                                2012        --         0.95 - 2.30       (2.29) - (0.94)
                                2011        --         0.95 - 2.30       (2.26) - (0.94)
                                2010        --         0.95 - 2.30       (2.28) - (0.93)

  MSF Frontier Mid Cap Growth   2014        --         0.95 - 2.30          8.35 - 10.17
     Investment Division        2013      1.24         0.95 - 2.30         29.42 - 31.52
                                2012        --         0.95 - 2.30           8.16 - 9.93
                                2011      0.27         0.95 - 2.30       (5.44) - (3.91)
                                2010      0.06         0.95 - 2.30         12.38 - 14.22

  MSF Jennison Growth           2014      0.07         0.50 - 2.25           6.32 - 8.20
     Investment Division        2013      0.25         0.50 - 2.30         33.62 - 36.05
                                2012      0.05         0.50 - 2.30        (4.18) - 14.69
                                2011      0.11         0.95 - 2.30       (2.06) - (0.42)
                                2010      0.45         0.95 - 2.30          8.78 - 10.58

  MSF Loomis Sayles Small Cap   2014      0.01         0.50 - 2.30           1.15 - 2.99
     Core Investment Division   2013      0.30         0.50 - 2.30         37.49 - 39.98
                                2012        --         0.50 - 2.30         11.66 - 13.70
                                2011      0.04         0.50 - 2.30       (1.94) - (0.16)
                                2010      0.03         0.50 - 2.30         24.32 - 26.57



               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        ---------------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO          NET
                                            UNITS        HIGHEST ($)     ASSETS ($)
                                        ------------  ---------------  --------------
  MSF Loomis Sayles Small Cap     2014     3,266,827     1.74 - 21.26      54,772,060
     Growth Investment Division   2013     3,797,741     1.75 - 21.20      64,392,848
                                  2012     3,652,206     1.19 - 14.40      41,493,878
                                  2011     4,424,648     1.09 - 13.07      46,369,339
                                  2010     4,256,184     1.08 - 12.81      43,602,855

  MSF Met/Artisan Mid Cap         2014     6,662,445     5.03 - 56.86     249,301,841
     Value Investment Division    2013     7,335,193     5.00 - 56.20     268,786,607
                                  2012     8,082,313     3.71 - 41.38     212,602,997
                                  2011     9,138,238     3.36 - 37.27     212,168,332
                                  2010    10,171,808     3.19 - 35.17     217,605,252

  MSF Met/Dimensional             2014       366,933    18.41 - 19.47       7,087,460
     International Small Company  2013       280,753    20.14 - 21.10       5,887,254
     Investment Division          2012       283,529    16.15 - 16.73       4,719,389
                                  2011       284,129    13.97 - 14.35       4,062,760
                                  2010       194,434    17.02 - 17.34       3,362,782

  MSF MetLife Asset               2014    36,038,394     1.50 - 15.59     521,380,178
     Allocation 20                2013    39,245,169    12.88 - 15.00     550,180,374
     Investment Division          2012    43,441,164    12.59 - 14.45     591,422,970
                                  2011    40,920,905    11.80 - 13.30     516,749,285
                                  2010    34,931,385    11.69 - 12.95     432,541,976

  MSF MetLife Asset               2014    93,519,497     1.58 - 16.45   1,428,984,290
     Allocation 40                2013   100,157,296    13.47 - 15.75   1,476,093,805
     Investment Division          2012   105,124,056    12.43 - 14.27   1,413,830,336
                                  2011   105,687,728    11.41 - 12.87   1,291,252,079
                                  2010    92,893,969    11.56 - 12.80   1,137,111,581

  MSF MetLife Asset               2014   275,213,574    14.34 - 17.07   4,365,939,925
     Allocation 60                2013   291,429,454    13.97 - 16.33   4,454,029,359
     Investment Division          2012   298,818,839    12.11 - 13.91   3,918,217,622
                                  2011   307,124,843    10.95 - 12.34   3,601,073,971
                                  2010   270,336,724    11.36 - 12.58   3,253,209,310

  MSF MetLife Asset               2014   124,402,568     1.64 - 17.47   2,021,856,411
     Allocation 80                2013   125,138,998    14.27 - 16.68   1,955,179,905
     Investment Division          2012   129,396,377    11.75 - 13.49   1,645,757,850
                                  2011   136,308,678    10.42 - 11.75   1,520,709,941
                                  2010   138,767,656    11.08 - 12.27   1,628,677,260

  MSF MetLife Mid Cap Stock       2014    19,927,953     2.76 - 31.22     550,797,141
     Index Investment Division    2013    20,854,130     2.56 - 28.72     532,114,735
                                  2012    21,893,382     1.95 - 21.73     424,114,372
                                  2011    23,078,700     1.69 - 19.40     384,380,587
                                  2010    23,301,277     1.75 - 19.13     396,881,128

  MSF MetLife Stock Index         2014    48,564,594     6.45 - 79.57   3,141,402,122
     Investment Division          2013    53,012,896     5.78 - 70.71   3,062,136,452
                                  2012    59,173,051     4.45 - 53.96   2,620,060,354
                                  2011    64,969,064     3.91 - 46.98   2,511,243,451
                                  2010    69,017,391     3.90 - 46.46   2,646,303,266



                                                  FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  MSF Loomis Sayles Small Cap     2014        --          0.50 - 2.10        (1.11) - 0.43
     Growth Investment Division   2013        --          0.50 - 2.15        45.23 - 47.64
                                  2012        --          0.50 - 2.30         8.36 - 10.34
                                  2011        --          0.50 - 2.30          0.41 - 2.23
                                  2010        --          0.50 - 2.30        28.37 - 30.68

  MSF Met/Artisan Mid Cap         2014      0.62          0.50 - 2.30        (0.64) - 1.17
     Value Investment Division    2013      0.86          0.50 - 2.30        33.41 - 35.83
                                  2012      0.89          0.50 - 2.30         9.03 - 11.02
                                  2011      0.87          0.50 - 2.30          4.08 - 5.96
                                  2010      0.68          0.50 - 2.30        12.15 - 14.19

  MSF Met/Dimensional             2014      1.89          1.15 - 2.05      (8.59) - (7.76)
     International Small Company  2013      1.74          1.15 - 2.05        25.01 - 26.14
     Investment Division          2012      2.17          1.15 - 2.00        15.56 - 16.55
                                  2011      1.91          1.15 - 2.00    (17.91) - (17.21)
                                  2010      1.16          1.15 - 2.00        20.16 - 21.19

  MSF MetLife Asset               2014      3.87          0.50 - 2.25          2.15 - 3.95
     Allocation 20                2013      2.89          0.50 - 2.25          1.97 - 3.77
     Investment Division          2012      3.12          0.50 - 2.30          6.68 - 8.63
                                  2011      2.29          0.50 - 2.30          0.91 - 2.74
                                  2010      3.47          0.50 - 2.30          7.55 - 9.50

  MSF MetLife Asset               2014      2.88          0.50 - 2.30          2.54 - 4.40
     Allocation 40                2013      2.52          0.50 - 2.30         8.40 - 10.37
     Investment Division          2012      2.89          0.50 - 2.30         8.91 - 10.90
                                  2011      2.04          0.50 - 2.30        (1.24) - 0.55
                                  2010      3.28          0.50 - 2.30         8.99 - 10.97

  MSF MetLife Asset               2014      2.07          0.50 - 2.30          2.66 - 4.53
     Allocation 60                2013      1.94          0.50 - 2.30        15.30 - 17.40
     Investment Division          2012      2.31          0.50 - 2.30        10.65 - 12.67
                                  2011      1.50          0.50 - 2.30      (3.61) - (1.86)
                                  2010      2.43          0.50 - 2.30        10.60 - 12.61

  MSF MetLife Asset               2014      1.60          0.50 - 2.30        (0.03) - 4.70
     Allocation 80                2013      1.46          0.50 - 2.30        21.49 - 23.69
     Investment Division          2012      1.92          0.50 - 2.30        12.75 - 14.81
                                  2011      1.42          0.50 - 2.30      (5.96) - (4.25)
                                  2010      2.14          0.50 - 2.30        12.10 - 14.13

  MSF MetLife Mid Cap Stock       2014      0.89          0.50 - 2.30          1.63 - 8.68
     Index Investment Division    2013      1.00          0.50 - 2.30        29.81 - 32.17
                                  2012      0.84          0.50 - 2.30        14.65 - 16.74
                                  2011      0.77          0.50 - 2.30      (4.41) - (2.53)
                                  2010      0.88          0.50 - 2.30        23.14 - 25.37

  MSF MetLife Stock Index         2014      1.60          0.50 - 2.30         0.90 - 12.63
     Investment Division          2013      1.77          0.50 - 2.30        28.71 - 31.17
                                  2012      1.70          0.50 - 2.30         2.28 - 15.01
                                  2011      1.60          0.50 - 2.30        (0.67) - 1.18
                                  2010      1.69          0.50 - 2.30        11.89 - 14.08



               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                          AS OF DECEMBER 31
                                            ---------------------------------------------
                                                             UNIT VALUE
                                                              LOWEST TO          NET
                                                UNITS        HIGHEST ($)     ASSETS ($)
                                            ------------  ---------------  --------------
  MSF MFS Total Return                2014     5,012,826     6.74 - 78.84     157,659,622
     Investment Division              2013     5,458,053     6.29 - 73.12     155,581,004
                                      2012     5,978,496     5.35 - 61.91     138,805,577
                                      2011     6,944,475     4.86 - 55.90     135,335,283
                                      2010     7,658,769     4.81 - 54.99     142,302,103

  MSF MFS Value                       2014    26,823,537     1.29 - 25.08     526,090,577
     Investment Division              2013    29,015,560     1.18 - 22.95     519,644,727
                                      2012    21,031,945     1.38 - 17.15     293,940,083
                                      2011    22,395,513     1.20 - 14.91     271,032,881
                                      2010    23,312,590     1.21 - 14.99     280,199,767

  MSF MSCI EAFE Index                 2014    35,284,954     1.43 - 19.14     511,371,706
     Investment Division              2013    34,230,690     1.55 - 20.56     534,853,073
                                      2012    36,718,700     1.29 - 17.03     476,584,802
                                      2011    38,516,192     1.11 - 14.53     428,461,169
                                      2010    36,009,259     1.29 - 16.76     462,135,393

  MSF Neuberger Berman                2014    13,823,646     2.57 - 28.08     326,918,853
     Genesis Investment Division      2013    15,386,093     1.26 - 28.30     368,249,828
                                      2012    14,721,611     1.90 - 20.58     254,522,484
                                      2011    16,685,101     1.75 - 18.85     263,644,663
                                      2010    18,897,311     1.68 - 17.96     284,284,918

  MSF Russell 2000 Index              2014    12,545,618     2.76 - 31.71     349,277,094
     Investment Division              2013    13,027,524     2.67 - 30.42     347,868,995
                                      2012    14,020,186     1.96 - 22.12     272,948,994
                                      2011    14,971,453     1.71 - 19.16     253,478,593
                                      2010    15,715,274     1.81 - 20.12     280,017,667

  MSF T. Rowe Price Large Cap         2014    19,215,859     9.68 - 27.29     443,081,491
     Growth Investment Division       2013    19,750,468     9.02 - 25.21     427,299,444
                                      2012    11,787,393    14.15 - 18.25     196,268,660
                                      2011    12,337,838    12.20 - 15.46     174,880,384
                                      2010    13,494,657    12.65 - 15.75     195,957,544

  MSF T. Rowe Price Small Cap         2014    12,136,731    26.17 - 36.40     394,821,897
     Growth Investment Division       2013    12,811,027    24.85 - 34.30     395,500,809
                                      2012    13,154,613    17.45 - 23.91     284,907,213
                                      2011    14,031,031    15.25 - 20.73     265,121,409
                                      2010    14,000,629    15.22 - 20.54     264,120,256

  MSF Van Eck Global Natural          2014     2,631,888    13.13 - 13.88      36,305,032
     Resources Investment Division    2013     2,406,616    16.51 - 17.30      41,407,912
                                      2012     2,611,674    15.22 - 15.80      41,078,664
                                      2011     2,291,756    15.14 - 15.58      35,583,743
                                      2010     1,309,383    18.55 - 18.92      24,700,698

  MSF Western Asset                   2014     8,379,087     1.05 - 36.14     217,390,710
     Management Strategic Bond        2013     9,226,838     3.07 - 34.50     230,763,494
     Opportunities                    2012    10,345,790     3.08 - 34.39     254,116,128
     Investment Division              2011    11,333,345     2.80 - 31.05     248,899,097
                                      2010    13,288,962     2.67 - 29.49     275,410,258



                                                      FOR THE YEAR ENDED DECEMBER 31
                                            --------------------------------------------------
                                            INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                               INCOME          LOWEST TO          LOWEST TO
                                              RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                            -------------  ----------------  -----------------
  MSF MFS Total Return                2014      2.25          0.50 - 2.15          6.06 - 7.82
     Investment Division              2013      2.46          0.50 - 2.15        16.18 - 18.11
                                      2012      2.74          0.50 - 2.30         8.76 - 10.75
                                      2011      2.63          0.50 - 2.30        (0.16) - 1.65
                                      2010      2.91          0.50 - 2.30          7.30 - 9.25

  MSF MFS Value                       2014      1.58          0.50 - 2.30         8.05 - 10.09
     Investment Division              2013      1.35          0.50 - 2.30        16.96 - 34.85
                                      2012      1.80          0.50 - 2.30         2.89 - 15.89
                                      2011      1.44          0.50 - 2.30        (1.65) - 0.14
                                      2010      1.31          0.50 - 2.30         8.66 - 10.63

  MSF MSCI EAFE Index                 2014      2.39          0.50 - 2.30      (8.40) - (2.81)
     Investment Division              2013      2.93          0.50 - 2.30        18.76 - 20.91
                                      2012      2.90          0.50 - 2.30        15.33 - 17.56
                                      2011      2.30          0.50 - 2.30    (14.63) - (13.06)
                                      2010      2.56          0.50 - 2.30          5.46 - 7.50

  MSF Neuberger Berman                2014      0.30          0.50 - 2.30      (2.57) - (0.80)
     Genesis Investment Division      2013      0.62          0.50 - 2.30        25.79 - 37.50
                                      2012      0.27          0.50 - 2.30          7.25 - 9.20
                                      2011      0.67          0.50 - 2.30          3.11 - 4.98
                                      2010      0.43          0.50 - 2.30        10.18 - 20.74

  MSF Russell 2000 Index              2014      1.02          0.50 - 2.30          2.40 - 4.36
     Investment Division              2013      1.43          0.50 - 2.30        35.04 - 37.66
                                      2012      1.03          0.50 - 2.30        13.40 - 15.59
                                      2011      0.96          0.50 - 2.30      (6.46) - (4.71)
                                      2010      1.00          0.50 - 2.30        23.70 - 26.10

  MSF T. Rowe Price Large Cap         2014      0.02          0.50 - 2.30        (0.01) - 8.28
     Growth Investment Division       2013      0.12          0.50 - 2.30        26.92 - 38.08
                                      2012      0.06          0.50 - 2.30       (1.73) - 18.20
                                      2011      0.04          0.50 - 2.30      (3.57) - (1.75)
                                      2010      0.17          0.50 - 2.30        14.08 - 16.30

  MSF T. Rowe Price Small Cap         2014      0.01          0.50 - 2.25          4.27 - 6.11
     Growth Investment Division       2013      0.24          0.50 - 2.30        40.90 - 43.45
                                      2012        --          0.50 - 2.30        13.26 - 15.42
                                      2011        --          0.50 - 2.30        (0.86) - 1.11
                                      2010        --          0.50 - 2.30        31.60 - 34.02

  MSF Van Eck Global Natural          2014      0.27          1.15 - 2.05    (20.47) - (11.42)
     Resources Investment Division    2013      0.64          1.15 - 2.05          8.51 - 9.49
                                      2012        --          1.15 - 2.05          0.49 - 1.40
                                      2011      1.07          1.15 - 2.05    (18.36) - (17.63)
                                      2010      0.23          1.15 - 2.05        26.41 - 27.55

  MSF Western Asset                   2014      5.26          0.50 - 2.15          3.10 - 4.79
     Management Strategic Bond        2013      4.90          0.50 - 2.30        (1.47) - 0.44
     Opportunities                    2012      3.49          0.50 - 2.30         8.75 - 10.77
     Investment Division              2011      5.01          0.50 - 2.30          3.43 - 5.45
                                      2010      5.95          0.50 - 2.30         9.90 - 12.00



               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)


                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO           NET
                                           UNITS       HIGHEST ($)      ASSETS ($)
                                       ------------  ---------------  --------------
  MSF Western Asset              2014    11,263,811     1.92 - 21.72     197,952,838
     Management U.S. Government  2013    12,256,251     1.89 - 21.28     212,578,770
     Investment Division         2012    13,148,516     1.93 - 21.59     229,960,732
                                 2011    14,053,184     1.90 - 21.05     235,422,481
                                 2010    15,023,442     1.82 - 20.10     239,870,128

  MSF WMC Balanced               2014    13,516,189     1.22 - 71.96     669,398,262
     Investment Division         2013    14,891,417    17.78 - 65.71     680,740,979
                                 2012    16,477,433    14.88 - 55.00     632,285,328
                                 2011    18,361,628    13.37 - 49.41     634,685,560
                                 2010    20,865,957    13.00 - 48.05     703,823,057

  MSF WMC Core Equity            2014    15,922,638     5.25 - 59.35     633,127,551
     Opportunities               2013    18,314,242     4.81 - 54.05     659,765,479
     Investment Division         2012    20,783,231     3.65 - 40.74     562,306,956
                                 2011    23,022,534     3.28 - 36.35     549,949,416
                                 2010    24,503,478     3.46 - 38.17     590,814,367

  PIMCO VIT                      2014           171             8.69           1,489
     CommodityRealReturn
     Strategy Investment Division
     (Commenced 11/19/2014)

  PIMCO VIT Emerging Market      2014           200             9.55           1,913
     Bond Investment Division
     (Commenced 11/19/2014)

  UIF Global Infrastructure      2014           315    12.49 - 12.95           4,007
     Investment Division
     (Commenced 11/19/2014)

                                                FOR THE YEAR ENDED DECEMBER 31
                                       -------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                          INCOME          LOWEST TO         LOWEST TO
                                         RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       -------------  ----------------  ----------------
  MSF Western Asset              2014      1.73          0.50 - 2.25         0.27 - 2.04
     Management U.S. Government  2013      1.98          0.50 - 2.30     (3.16) - (1.40)
     Investment Division         2012      1.92          0.50 - 2.30         0.69 - 2.70
                                 2011      1.33          0.50 - 2.30         2.88 - 4.83
                                 2010      2.49          0.50 - 2.30         3.09 - 5.12

  MSF WMC Balanced               2014      1.98          0.90 - 2.30         7.77 - 9.56
     Investment Division         2013      2.46          0.95 - 2.30       14.65 - 19.46
                                 2012      2.28          0.95 - 2.30        2.13 - 11.32
                                 2011      2.43          0.95 - 2.30         1.24 - 2.83
                                 2010      1.90          0.95 - 2.30         6.83 - 8.62

  MSF WMC Core Equity            2014      0.53          0.50 - 2.30         7.84 - 9.92
     Opportunities               2013      1.22          0.50 - 2.30       30.33 - 32.84
     Investment Division         2012      0.66          0.50 - 2.30       10.04 - 12.13
                                 2011      0.98          0.50 - 2.30     (6.44) - (4.65)
                                 2010      0.86          0.50 - 2.30        9.17 - 11.27

  PIMCO VIT                      2014      0.17                 1.35             (13.36)
     CommodityRealReturn
     Strategy Investment Division
     (Commenced 11/19/2014)

  PIMCO VIT Emerging Market      2014      0.13                 1.35              (3.43)
     Bond Investment Division
     (Commenced 11/19/2014)

  UIF Global Infrastructure      2014        --          1.10 - 1.35         0.27 - 0.30
     Investment Division
     (Commenced 11/19/2014)

1 These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying fund, series, or portfolio, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying fund, series, or portfolio in which the Investment Division invests. The investment income ratio is calculated as a weighted average ratio since the Investment Division may invest in two or more share classes, within the underlying fund, series, or portfolio of the Trusts which may have unique investment income ratios.

2 These amounts represent annualized contract expenses of each of the applicable Investment Divisions, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund, series, or portfolio have been excluded.

3 These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, series, or portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Investment Division.

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

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

Item 8. Financial Statements and Supplementary Data

        Index to Consolidated Financial Statements, Notes and Schedules

                                                                                                      Page
                                                                                                      ----
Report of Independent Registered Public Accounting Firm..............................................   2
Financial Statements at December 31, 2014 and 2013 and for the Years Ended December 31, 2014, 2013
  and 2012:
 Consolidated Balance Sheets.........................................................................   3
 Consolidated Statements of Operations...............................................................   4
 Consolidated Statements of Comprehensive Income (Loss)..............................................   5
 Consolidated Statements of Equity...................................................................   6
 Consolidated Statements of Cash Flows...............................................................   7
 Notes to the Consolidated Financial Statements......................................................   9
     Note 1 -- Business, Basis of Presentation and Summary of Significant Accounting Policies........   9
     Note 2 -- Segment Information...................................................................  30
     Note 3 -- Dispositions..........................................................................  36
     Note 4 -- Insurance.............................................................................  36
     Note 5 -- Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles...  44
     Note 6 -- Reinsurance...........................................................................  47
     Note 7 -- Closed Block..........................................................................  55
     Note 8 -- Investments...........................................................................  57
     Note 9 -- Derivatives...........................................................................  82
     Note 10 -- Fair Value...........................................................................  96
     Note 11 -- Goodwill............................................................................. 126
     Note 12 -- Long-term and Short-term Debt........................................................ 128
     Note 13 -- Equity............................................................................... 131
     Note 14 -- Other Expenses....................................................................... 137
     Note 15 -- Employee Benefit Plans............................................................... 138
     Note 16 -- Income Tax........................................................................... 152
     Note 17 -- Contingencies, Commitments and Guarantees............................................ 156
     Note 18 -- Quarterly Results of Operations (Unaudited).......................................... 165
     Note 19 -- Related Party Transactions........................................................... 166
Financial Statement Schedules at December 31, 2014 and 2013 and for the Years Ended December 31,
  2014, 2013 and 2012:
 Schedule I -- Consolidated Summary of Investments -- Other Than Investments in Related Parties...... 167
 Schedule III -- Consolidated Supplementary Insurance Information.................................... 168
 Schedule IV -- Consolidated Reinsurance............................................................. 170

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Metropolitan Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Metropolitan Life Insurance Company and subsidiaries (the "Company") as of December 31, 2014 and 2013, and the related consolidated statements of operations, comprehensive income (loss), equity, and cash flows for each of the three years in the period ended December 31, 2014. Our audits also included the financial statement schedules listed in the Index to Consolidated Financial Statements, Notes and Schedules. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Metropolitan Life Insurance Company and subsidiaries as of December 31, 2014 and 2013, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2014, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ DELOITTE & TOUCHE LLP
New York, New York
March 27, 2015

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2014 and 2013

                (In millions, except share and per share data)

                                                            2014        2013
                                                         ----------- -----------
Assets
Investments:
 Fixed maturity securities available-for-sale, at
   estimated fair value (amortized cost: $173,604 and
   $165,371, respectively; includes $160 and $157,
   respectively, relating to variable interest
   entities)............................................ $   188,911 $   173,746
 Equity securities available-for-sale, at estimated
   fair value (cost: $1,926 and $1,813, respectively)...       2,065       1,892
 Trading and fair value option securities, at
   estimated fair value (includes $654 and $662,
   respectively, of actively traded securities; and
   $15 and $23, respectively, relating to variable
   interest entities)...................................         705         723
 Mortgage loans (net of valuation allowances of $258
   and $272, respectively; includes $308 and $338,
   respectively, under the fair value option)...........      49,059      46,024
 Policy loans...........................................       8,491       8,421
 Real estate and real estate joint ventures (includes
   $8 and $1,141, respectively, relating to variable
   interest entities; includes $78 and $40,
   respectively, of real estate held-for-sale)..........       7,874       7,798
 Other limited partnership interests (includes $34 and
   $53, respectively, relating to variable interest
   entities)............................................       4,926       4,716
 Short-term investments, principally at estimated fair
   value................................................       4,474       5,962
 Other invested assets (includes $56 and $78,
   respectively, relating to variable interest
   entities)............................................      14,209      10,589
                                                         ----------- -----------
   Total investments....................................     280,714     259,871
Cash and cash equivalents, principally at estimated
 fair value (includes $2 and $21, respectively,
 relating to variable interest entities)................       1,993       1,098
Accrued investment income (includes $3 and $2,
 respectively, relating to variable interest entities)..       2,293       2,249
Premiums, reinsurance and other receivables (includes
 $2 and $7, respectively, relating to variable
 interest entities).....................................      23,439      23,637
Deferred policy acquisition costs and value of
 business acquired......................................       5,975       6,416
Other assets (includes $4 and $24, respectively,
 relating to variable interest entities)................       4,469       4,716
Separate account assets.................................     139,335     134,796
                                                         ----------- -----------
   Total assets......................................... $   458,218 $   432,783
                                                         =========== ===========
Liabilities and Equity
Liabilities
Future policy benefits.................................. $   117,402 $   111,963
Policyholder account balances...........................      95,902      92,498
Other policy-related balances...........................       5,840       5,671
Policyholder dividends payable..........................         615         601
Policyholder dividend obligation........................       3,155       1,771
Payables for collateral under securities loaned and
 other transactions.....................................      24,167      21,096
Short-term debt.........................................         100         175
Long-term debt (includes $91 and $520, respectively,
 at estimated fair value, relating to variable
 interest entities).....................................       2,027       2,828
Current income tax payable..............................          44         365
Deferred income tax liability (includes $0 and $1,
 respectively, at estimated fair value, relating to
 variable interest entities)............................       3,835       1,785
Other liabilities (includes $17 and $31, respectively,
 relating to variable interest entities)................      33,447      32,180
Separate account liabilities............................     139,335     134,796
                                                         ----------- -----------
   Total liabilities....................................     425,869     405,729
                                                         ----------- -----------
Contingencies, Commitments and Guarantees (Note 17)
Redeemable noncontrolling interests.....................          --         774
                                                         ----------- -----------
Equity
Metropolitan Life Insurance Company stockholder's
 equity:
 Common stock, par value $0.01 per share;
   1,000,000,000 shares authorized; 494,466,664 shares
   issued and outstanding...............................           5           5
 Additional paid-in capital.............................      14,448      14,515
 Retained earnings......................................      12,470       9,352
 Accumulated other comprehensive income (loss)..........       5,034       2,158
                                                         ----------- -----------
   Total Metropolitan Life Insurance Company
    stockholder's equity................................      31,957      26,030
Noncontrolling interests................................         392         250
                                                         ----------- -----------
     Total equity.......................................      32,349      26,280
                                                         ----------- -----------
     Total liabilities and equity....................... $   458,218 $   432,783
                                                         =========== ===========

       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2014, 2013 and 2012

                                 (In millions)

                                                                         2014       2013       2012
                                                                      ---------- ---------- ----------
Revenues
Premiums............................................................. $   21,384 $   20,475 $   19,880
Universal life and investment-type product policy fees...............      2,466      2,363      2,239
Net investment income................................................     11,893     11,785     11,852
Other revenues.......................................................      1,808      1,699      1,730
Net investment gains (losses):
 Other-than-temporary impairments on fixed maturity securities.......       (16)       (81)      (214)
 Other-than-temporary impairments on fixed maturity securities
   transferred to other comprehensive income (loss)..................       (10)       (47)         22
 Other net investment gains (losses).................................        169        176      (138)
                                                                      ---------- ---------- ----------
   Total net investment gains (losses)...............................        143         48      (330)
 Net derivative gains (losses).......................................      1,037    (1,070)        675
                                                                      ---------- ---------- ----------
     Total revenues..................................................     38,731     35,300     36,046
                                                                      ---------- ---------- ----------
Expenses
Policyholder benefits and claims.....................................     23,855     23,032     22,269
Interest credited to policyholder account balances...................      2,174      2,253      2,390
Policyholder dividends...............................................      1,240      1,205      1,295
Other expenses.......................................................      6,071      5,988      6,394
                                                                      ---------- ---------- ----------
     Total expenses..................................................     33,340     32,478     32,348
                                                                      ---------- ---------- ----------
Income (loss) from continuing operations before provision for income
  tax................................................................      5,391      2,822      3,698
Provision for income tax expense (benefit)...........................      1,532        681      1,055
                                                                      ---------- ---------- ----------
Income (loss) from continuing operations, net of income tax..........      3,859      2,141      2,643
Income (loss) from discontinued operations, net of income tax........        (3)          1         40
                                                                      ---------- ---------- ----------
Net income (loss)....................................................      3,856      2,142      2,683
Less: Net income (loss) attributable to noncontrolling interests.....        (5)        (7)          2
                                                                      ---------- ---------- ----------
Net income (loss) attributable to Metropolitan Life Insurance
  Company............................................................ $    3,861 $    2,149 $    2,681
                                                                      ========== ========== ==========

       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2014, 2013 and 2012

                                 (In millions)

                                                                        2014      2013      2012
                                                                      --------- --------- ---------
Net income (loss).................................................... $   3,856 $   2,142 $   2,683
Other comprehensive income (loss):
 Unrealized investment gains (losses), net of related offsets........     4,165   (3,337)     2,502
 Unrealized gains (losses) on derivatives............................     1,288     (691)     (241)
 Foreign currency translation adjustments............................      (44)        22      (30)
 Defined benefit plans adjustment....................................   (1,001)     1,191     (766)
                                                                      --------- --------- ---------
Other comprehensive income (loss), before income tax.................     4,408   (2,815)     1,465
Income tax (expense) benefit related to items of other comprehensive
  income (loss)......................................................   (1,532)       965     (511)
                                                                      --------- --------- ---------
Other comprehensive income (loss), net of income tax.................     2,876   (1,850)       954
                                                                      --------- --------- ---------
Comprehensive income (loss)..........................................     6,732       292     3,637
Less: Comprehensive income (loss) attributable to noncontrolling
  interest, net of income tax........................................       (5)       (7)         2
                                                                      --------- --------- ---------
Comprehensive income (loss) attributable to Metropolitan Life
  Insurance Company.................................................. $   6,737 $     299 $   3,635
                                                                      ========= ========= =========

       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                       Consolidated Statements of Equity
             For the Years Ended December 31, 2014, 2013 and 2012

                                 (In millions)

                                                                              Total
                                                                           Metropolitan
                                                             Accumulated  Life Insurance
                                       Additional               Other        Company
                                Common  Paid-in   Retained  Comprehensive Stockholder's  Noncontrolling  Total
                                Stock   Capital   Earnings  Income (Loss)     Equity       Interests     Equity
                                ------ ---------- --------- ------------- -------------- -------------- ---------
Balance at December 31, 2011... $    5 $  14,506  $   6,973   $     3,054     $   24,538     $      182 $  24,720
Capital contributions from
 MetLife, Inc. (Note 13).......                3                                       3                        3
Excess tax benefits related to
 stock-based compensation......                1                                       1                        1
Dividends on common stock......                     (1,023)                      (1,023)                  (1,023)
Change in equity of
 noncontrolling interests......                                                       --            108       108
Net income (loss)..............                       2,681                        2,681              2     2,683
Other comprehensive income
 (loss), net of income tax.....                                       954            954                      954
                                ------ ---------  ---------   -----------     ----------     ---------- ---------
Balance at December 31, 2012...      5    14,510      8,631         4,008         27,154            292    27,446
                                ====== =========  =========   ===========     ==========     ========== =========
Capital contributions from
 MetLife, Inc. (Note 13).......                3                                       3                        3
Excess tax benefits related to
 stock-based compensation......                2                                       2                        2
Dividends on common stock......                     (1,428)                      (1,428)                  (1,428)
Change in equity of
 noncontrolling interests......                                                       --           (35)      (35)
Net income (loss)..............                       2,149                        2,149            (7)     2,142
Other comprehensive income
 (loss), net of income tax.....                                   (1,850)        (1,850)                  (1,850)
                                ------ ---------  ---------   -----------     ----------     ---------- ---------
Balance at December 31, 2013...      5    14,515      9,352         2,158         26,030            250    26,280
                                ====== =========  =========   ===========     ==========     ========== =========
Capital contributions from
 MetLife, Inc. (Note 13).......                4                                       4                        4
Returns of capital.............             (76)                                    (76)                     (76)
Excess tax benefits related to
 stock-based compensation......                5                                       5                        5
Dividends on common stock......                       (708)                        (708)                    (708)
Dividend of subsidiary
 (Note 3)......................                        (35)                         (35)                     (35)
Change in equity of
 noncontrolling interests......                                                       --            147       147
Net income (loss)..............                       3,861                        3,861            (5)     3,856
Other comprehensive income
 (loss), net of income tax.....                                     2,876          2,876             --     2,876
                                ------ ---------  ---------   -----------     ----------     ---------- ---------
Balance at December 31, 2014... $    5 $  14,448  $  12,470   $     5,034     $   31,957     $      392 $  32,349
                                ====== =========  =========   ===========     ==========     ========== =========

       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2014, 2013 and 2012

                                 (In millions)

                                                                                           2014        2013        2012
                                                                                        ----------- ----------- -----------
Cash flows from operating activities
Net income (loss)...................................................................... $     3,856 $     2,142 $     2,683
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
  Depreciation and amortization expenses...............................................         460         429         416
  Amortization of premiums and accretion of discounts associated with investments, net.       (664)       (738)       (698)
  (Gains) losses on investments and from sales of businesses, net......................       (138)        (49)         272
  (Gains) losses on derivatives, net...................................................       (902)       1,059       (561)
  (Income) loss from equity method investments, net of dividends or distributions......         374         195          42
  Interest credited to policyholder account balances...................................       2,174       2,253       2,390
  Universal life and investment-type product policy fees...............................     (2,466)     (2,363)     (2,239)
  Change in trading and fair value option securities...................................           2          25       (100)
  Change in accrued investment income..................................................         242         108          22
  Change in premiums, reinsurance and other receivables................................         711       (368)       (422)
  Change in deferred policy acquisition costs and value of business acquired, net......         271        (82)         359
  Change in income tax.................................................................         229         334        (28)
  Change in other assets...............................................................         465         471         361
  Change in insurance-related liabilities and policy-related balances..................       2,672       3,032       1,915
  Change in other liabilities..........................................................     (1,086)       (381)         170
  Other, net...........................................................................           1         (7)        (46)
                                                                                        ----------- ----------- -----------
Net cash provided by (used in) operating activities....................................       6,201       6,060       4,536
                                                                                        ----------- ----------- -----------
Cash flows from investing activities
Sales, maturities and repayments of:
  Fixed maturity securities............................................................      63,068      71,396      52,889
  Equity securities....................................................................         186         206         245
  Mortgage loans.......................................................................      11,605      10,655       8,668
  Real estate and real estate joint ventures...........................................         976          87         721
  Other limited partnership interests..................................................         375         449         585
Purchases of:
  Fixed maturity securities............................................................    (69,256)    (70,760)    (62,136)
  Equity securities....................................................................       (173)       (461)       (393)
  Mortgage loans.......................................................................    (14,769)    (12,032)     (9,448)
  Real estate and real estate joint ventures...........................................     (1,876)     (1,427)     (1,447)
  Other limited partnership interests..................................................       (773)       (675)       (660)
Cash received in connection with freestanding derivatives..............................         740         560         634
Cash paid in connection with freestanding derivatives..................................     (1,050)     (1,171)       (443)
Dividend of subsidiary.................................................................        (49)          --          --
Receipts on loans to affiliates........................................................          75          --          --
Issuances of loans to affiliates.......................................................       (100)          --          --
Purchases of loans to affiliates.......................................................       (437)          --          --
Net change in policy loans.............................................................        (70)        (57)        (50)
Net change in short-term investments...................................................       1,472         900       (567)
Net change in other invested assets....................................................       (254)       (460)       (791)
Net change in property, equipment and leasehold improvements...........................       (140)        (76)        (71)
Other, net.............................................................................          17          --          --
                                                                                        ----------- ----------- -----------
Net cash provided by (used in) investing activities.................................... $  (10,433) $   (2,866) $  (12,264)
                                                                                        ----------- ----------- -----------

       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

             Consolidated Statements of Cash Flows -- (Continued)
             For the Years Ended December 31, 2014, 2013 and 2012

                                 (In millions)


                                                                                         2014        2013        2012
                                                                                      ----------- ----------- -----------
Cash flows from financing activities
Policyholder account balances:
  Deposits........................................................................... $    54,902 $    50,018 $    61,647
  Withdrawals........................................................................    (51,210)    (52,020)    (56,373)
Net change in payables for collateral under securities loaned and other transactions.       3,071     (1,365)       2,181
Net change in short-term debt........................................................       (320)          75         (1)
Long-term debt issued................................................................           4         481          79
Long-term debt repaid................................................................       (390)        (27)        (81)
Cash received in connection with redeemable noncontrolling interests.................          --         774          --
Dividends on common stock............................................................       (708)     (1,428)     (1,023)
Other, net...........................................................................       (222)         (5)         611
                                                                                      ----------- ----------- -----------
Net cash provided by (used in) financing activities..................................       5,127     (3,497)       7,040
                                                                                      ----------- ----------- -----------
Change in cash and cash equivalents..................................................         895       (303)       (688)
Cash and cash equivalents, beginning of year.........................................       1,098       1,401       2,089
                                                                                      ----------- ----------- -----------
Cash and cash equivalents, end of year............................................... $     1,993 $     1,098 $     1,401
                                                                                      =========== =========== ===========
Supplemental disclosures of cash flow information
Net cash paid (received) for:
  Interest........................................................................... $       150 $       152 $       151
                                                                                      =========== =========== ===========
  Income tax......................................................................... $     1,304 $       822 $       842
                                                                                      =========== =========== ===========
Non-cash transactions:
  Capital contributions from MetLife, Inc............................................ $         4 $         3 $         3
                                                                                      =========== =========== ===========
  Real estate and real estate joint ventures acquired in satisfaction of debt........ $         3 $        18 $       264
                                                                                      =========== =========== ===========
  Deconsolidation of MetLife Core Property Fund (see Note 8):
   Reduction of redeemable noncontrolling interests.................................. $       774 $        -- $        --
                                                                                      =========== =========== ===========
   Reduction of long-term debt....................................................... $       413 $        -- $        --
                                                                                      =========== =========== ===========
   Reduction of real estate and real estate joint ventures........................... $     1,132 $        -- $        --
                                                                                      =========== =========== ===========
  Issuance of short-term debt........................................................ $       245 $        -- $        --
                                                                                      =========== =========== ===========
  Returns of capital................................................................. $        76 $        -- $        --
                                                                                      =========== =========== ===========
  Disposal of subsidiary:
   Assets disposed................................................................... $        69 $        -- $        --
   Liabilities disposed..............................................................        (34)          --          --
                                                                                      ----------- ----------- -----------
   Net assets disposed...............................................................          35          --          --
   Cash disposed.....................................................................        (49)          --          --
   Dividend of interests in subsidiary...............................................          14          --          --
                                                                                      ----------- ----------- -----------
   Loss on dividend of interests in subsidiary....................................... $        -- $        -- $        --
                                                                                      =========== =========== ===========

       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

  Metropolitan Life Insurance Company and its subsidiaries (collectively, "MLIC" or the "Company") is a provider of life insurance, annuities, employee benefits and asset management and is organized into three segments: Retail; Group, Voluntary & Worksite Benefits; and Corporate Benefit Funding. Metropolitan Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc.

Basis of Presentation

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from estimates.

 Consolidation

   The accompanying consolidated financial statements include the accounts of Metropolitan Life Insurance Company and its subsidiaries, as well as partnerships and joint ventures in which the Company has control, and variable interest entities ("VIEs") for which the Company is the primary beneficiary. Intercompany accounts and transactions have been eliminated.

   Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

 Discontinued Operations

   The results of operations of a component of the Company that has either been disposed of or is classified as held-for-sale are reported in discontinued operations if certain criteria are met. Effective January 1, 2014, the Company early adopted new guidance regarding reporting of discontinued operations for disposals or classifications as held-for-sale that have not been previously reported in the consolidated financial statements. A disposal of a component is reported in discontinued operations if the disposal represents a strategic shift that has or will have a major effect on the Company's operations and financial results.

 Separate Accounts

   Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if:

    .  such separate accounts are legally recognized;
    . assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

    . investments are directed by the contractholder; and . all investment performance, net of contract fees and assessments, is passed through to the contractholder.

   The Company reports separate account assets at their fair value, which is based on the estimated fair values of the underlying assets comprising the individual separate account portfolios. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the statements of operations. Separate accounts credited with a contractual investment return are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the general account.

   The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees in the statements of operations.

 Reclassifications

   Amounts in the prior years' consolidated financial statements have been reclassified to conform with the 2014 presentation. Certain derivatives (gains) losses were previously reported in: (i) (gains) losses on investments and from sales of businesses, net; and (ii) other, net and were reclassified to (gains) losses on derivatives, net. The following table presents such reclassifications, all within cash flows from operating activities, in the consolidated statements of cash flows:

                                                                 Years Ended December 31,
                                                                 -----------------------
                                                                    2013         2012
-                                                                -------      -------
                                                                  (In millions)
(Gains) losses on investments and from sales of businesses, net. $(1,161)      $ 460
Other, net...................................................... $   102       $ 101
(Gains) losses on derivatives, net.............................. $ 1,059       $(561)

   Additionally, certain amounts in the prior years' footnotes have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Consolidated Financial Statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


Summary of Significant Accounting Policies

   The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

Accounting Policy                                                                    Note
-----------------------------------------------------------------------------------------
Insurance                                                                             4
-----------------------------------------------------------------------------------------
Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles   5
-----------------------------------------------------------------------------------------
Reinsurance                                                                           6
-----------------------------------------------------------------------------------------
Investments                                                                           8
-----------------------------------------------------------------------------------------
Derivatives                                                                           9
-----------------------------------------------------------------------------------------
Fair Value                                                                            10
-----------------------------------------------------------------------------------------
Goodwill                                                                              11
-----------------------------------------------------------------------------------------
Employee Benefit Plans                                                                15
-----------------------------------------------------------------------------------------
Income Tax                                                                            16
-----------------------------------------------------------------------------------------
Litigation Contingencies                                                              17

 Insurance

  Future Policy Benefit Liabilities and Policyholder Account Balances

    The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality, morbidity and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation.

    Premium deficiency reserves may also be established for short duration contracts to provide for expected future losses. These reserves are based on actuarial estimates of the amount of loss inherent in that period, including losses incurred for which claims have not been reported. The provisions for unreported claims are calculated using studies that measure the historical length of time between the incurred date of a claim and its eventual reporting to the Company. Anticipated investment income is considered in the calculation of premium deficiency losses for short duration contracts.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Liabilities for universal and variable life secondary guarantees and paid-up guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the secondary guarantee and paid-up guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC"), and are thus subject to the same variability and risk as further discussed herein. The assumptions of investment performance and volatility for variable products are consistent with historical experience of appropriate underlying equity indices, such as the Standard & Poor's Ratings Services ("S&P") 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

    The Company regularly reviews its estimates of liabilities for future policy benefits and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

    Policyholder account balances ("PABs") relate to contract or contract features where the Company has no significant insurance risk.

    The Company issues directly and assumes through reinsurance certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

    Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the portion of guaranteed minimum income benefits ("GMIBs") that require annuitization, and the life-contingent portion of guaranteed minimum withdrawal benefits ("GMWBs").

    Guarantees accounted for as embedded derivatives in PABs include the non life-contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMABs") and the portion of GMIBs that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

  Other Policy-Related Balances

    Other policy-related balances include policy and contract claims, unearned revenue liabilities, premiums received in advance, policyholder dividends due and unpaid and policyholder dividends left on deposit.

    The liability for policy and contract claims generally relates to incurred but not reported death, disability, long-term care ("LTC") and dental claims, as well as claims which have been reported but not yet settled. The

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from analyses of historical patterns of claims by business line. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

    The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits and margins, similar to DAC as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

    The Company accounts for the prepayment of premiums on its individual life, group life and health contracts as premiums received in advance and applies the cash received to premiums when due.

  Recognition of Insurance Revenues and Deposits

    Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided to recognize profits over the estimated lives of the insurance policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into earnings in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

    Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

    Deposits related to universal life-type and investment-type products are credited to PABs. Revenues from such contracts consist of fees for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to earnings include interest credited and benefit claims incurred in excess of related PABs.

    Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

 Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

   The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

    .  incremental direct costs of contract acquisition, such as commissions;
    . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed; and

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

    . other essential direct costs that would not have been incurred had a policy not been acquired or renewed.

   All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

   Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections.

  DAC and VOBA are amortized as follows:

 Products:                              In proportion to the following over
                                        estimated lives of the contracts:
 ------------------------------------------------------------------------------
 .  Nonparticipating and                  Historic actual and expected future
    non-dividend-paying traditional       gross premiums.
    contracts:
 .  Term insurance
 .  Nonparticipating whole life
    insurance
 .  Traditional group life insurance
 .  Non-medical health insurance
 ------------------------------------------------------------------------------
 .  Participating, dividend-paying        Actual and expected future gross
    traditional contracts                 margins.
 ------------------------------------------------------------------------------
 .  Fixed and variable universal life     Actual and expected future gross
    contracts                             profits.
 .  Fixed and variable deferred
    annuity contracts

   See Note 5 for additional information on DAC and VOBA amortization.

   The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

   The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potential recoverability issue exists, the Company reviews deferred sales inducements ("DSI") to determine the recoverability of the asset.

   Value of distribution agreements acquired ("VODA") is reported in other assets and represents the present value of expected future profits associated with the expected future business derived from the distribution

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

 agreements acquired as part of a business combination. Value of customer relationships acquired ("VOCRA") is also reported in other assets and represents the present value of the expected future profits associated with the expected future business acquired through existing customers of the acquired company or business. The VODA and VOCRA associated with past business combinations are amortized over useful lives ranging from 10 to 30 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews VODA and VOCRA to determine whether the asset is impaired.

 Reinsurance

   For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

   For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums; and ceded (assumed) premiums, reinsurance and other receivables (future policy benefits) are established.

   For prospective reinsurance of short-duration contracts that meet the criteria for reinsurance accounting, amounts paid (received) are recorded as ceded (assumed) premiums and ceded (assumed) unearned premiums. Unearned premiums are reflected as a component of premiums, reinsurance and other receivables (future policy benefits). Such amounts are amortized through earned premiums over the remaining contract period in proportion to the amount of insurance protection provided. For retroactive reinsurance of short-duration contracts that meet the criteria of reinsurance accounting, amounts paid (received) in excess of the related insurance liabilities ceded (assumed) are recognized immediately as a loss and are reported in the appropriate line item within the statement of operations. Any gain on such retroactive agreement is deferred and is amortized as part of DAC, primarily using the recovery method.

   Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

   Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses).

   If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate. Certain assumed GMWB, GMAB and GMIB are also accounted for as embedded derivatives with changes in estimated fair value reported in net derivative gains (losses).

 Investments

  Net Investment Income and Net Investment Gains (Losses)

    Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

  Fixed Maturity and Equity Securities

    The majority of the Company's fixed maturity and equity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policy-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

    Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recognized when declared.

    The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age as described in Note 8 "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

    For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
  (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

    With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and recovery to an amount at least equal to cost prior to the sale is not expected, the security will be deemed to be other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. The OTTI loss recognized is the entire difference between the security's cost and its estimated fair value.

  Trading and Fair Value Option Securities

    Trading and fair value option securities are stated at estimated fair value and include investments that are actively purchased and sold ("Actively Traded Securities") and investments for which the fair value option ("FVO") has been elected ("FVO Securities").

    Actively Traded Securities principally include fixed maturity securities and short sale agreement liabilities, which are included in other liabilities.

    Changes in estimated fair value of these securities are included in net investment income, except for certain securities included in FVO Securities where changes are included in net investment gains (losses).

  Mortgage Loans

    The Company disaggregates its mortgage loan investments into three portfolio segments: commercial, agricultural, and residential. The accounting policies that are applicable to all portfolio segments are presented below and the accounting policies related to each of the portfolio segments are included in Note 8.

  Mortgage Loans Held-For-Investment

    Mortgage loans held-for-investment are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Also included in mortgage loans held-for-investment are residential mortgage loans for which the FVO was elected. These mortgage loans are stated at estimated fair value. Changes in estimated fair value are recognized in net investment income.

  Mortgage Loans Held-For-Sale

    Mortgage loans held-for-sale that were previously designated as held-for-investment and mortgage loans originated with the intent to sell for which FVO was not elected, are stated at the lower of amortized cost or estimated fair value.

  Policy Loans

    Policy loans are stated at unpaid principal balances. Interest income is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal and accrued interest is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

  Real Estate

    Real estate held-for-investment is stated at cost less accumulated depreciation. Depreciation is recorded on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company periodically reviews its real estate held-for-investment for impairment and tests for recoverability whenever events or changes in circumstances indicate the carrying value may not be recoverable and exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, which is generally computed using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks.

    Real estate for which the Company commits to a plan to sell within one year and actively markets in its current condition for a reasonable price in comparison to its estimated fair value is classified as held-for-sale. Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs and is not depreciated.

  Real Estate Joint Ventures and Other Limited Partnership Interests

    The Company uses the equity method of accounting for equity securities when it has significant influence or at least 20% interest and for real estate joint ventures and other limited partnership interests ("investees") when it has more than a minor ownership interest or more than a minor influence over the investee's operations, but does not have a controlling financial interest. The Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period.

    The Company uses the cost method of accounting for investments in which it has virtually no influence over the investee's operations. The Company recognizes distributions on cost method investments as earned or

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  received. Because of the nature and structure of these cost method investments, they do not meet the characteristics of an equity security in accordance with applicable accounting standards.

    The Company routinely evaluates its equity method and cost method investments for impairment. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for impairment when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is impaired.

  Short-term Investments

    Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

  Other Invested Assets

    Other invested assets consist principally of the following:

    . Freestanding derivatives with positive estimated fair values which are described in "-- Derivatives" below.
    . Tax credit and renewable energy partnerships which derive a significant source of investment return in the form of income tax credits or other tax incentives. Where tax credits are guaranteed by a creditworthy third party, the investment is accounted for under the effective yield method. Otherwise, the investment is accounted for under the equity method.
    . Loans to affiliates which are stated at unpaid principal balance and adjusted for any unamortized premium or discount.
    . Leveraged leases which are recorded net of non-recourse debt. Income is recognized by applying the leveraged lease's estimated rate of return to the net investment in the lease. The Company regularly reviews residual values for impairment.
    . Direct financing leases gross investment is equal to the minimum lease payments plus the unguaranteed residual value. Income is recorded by applying the pre-tax internal rate of return to the investment balance. The Company regularly reviews lease receivables for impairment.
    . Funds withheld which represent a receivable for amounts contractually withheld by ceding companies in accordance with reinsurance agreements. The Company recognizes interest on funds withheld at rates defined by the terms of the agreement which may be contractually specified or directly related to the underlying investments.
    . Investments in operating joint ventures that engage in insurance underwriting activities and are accounted for under the equity method.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Securities Lending Program

    Securities lending transactions, whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. The Company is liable to return to the counterparties the cash collateral received. Security collateral on deposit from counterparties in connection with securities lending transactions may not be sold or re-pledged, unless the counterparty is in default, and is not reflected in the Company's financial statements. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

 Derivatives

  Freestanding Derivatives

    Freestanding derivatives are carried in the Company's balance sheets either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

    Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

    If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses) except as follows:

 Statement of Operations Presentation:  Derivative:
 -----------------------------------------------------------------------------
 Policyholder benefits and claims       .  Economic hedges of variable
                                           annuity guarantees included in
                                           future policy benefits
 -----------------------------------------------------------------------------
 Net investment income                  .  Economic hedges of equity method
                                           investments in joint ventures
                                        .  All derivatives held in relation
                                           to trading portfolios

  Hedge Accounting

    To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

    . Fair value hedge (a hedge of the estimated fair value of a recognized asset or liability) -- in net derivative gains (losses), consistent with the change in fair value of the hedged item attributable to the designated risk being hedged.
    . Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability) -- effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

    The changes in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statement of operations within interest income or interest expense to match the location of the hedged item.

    In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

    The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

    When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statements of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

    When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value in the balance sheets, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

  Embedded Derivatives

    The Company sells variable annuities and issues certain insurance products and investment contracts and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

    . the combined instrument is not accounted for in its entirety at fair value with changes in fair value recorded in earnings;
    . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and
    . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

    Such embedded derivatives are carried in the balance sheets at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

 Fair Value

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

   Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of assets and liabilities.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Goodwill

   Goodwill, which is included in other assets, represents the future economic benefits arising from net assets acquired in a business combination that are not individually identified and recognized. Goodwill is calculated as the excess of cost over the estimated fair value of such net assets acquired, is not amortized, and is tested for impairment based on a fair value approach at least annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter. Goodwill associated with a business acquisition is not tested for impairment during the year the business is acquired unless there is a significant identified impairment event.

   The impairment test is performed at the reporting unit level, which is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there may be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill that would be determined in a business combination. The excess of the carrying value of goodwill over the implied fair value of goodwill would be recognized as an impairment and recorded as a charge against net income.

   On an ongoing basis, the Company evaluates potential triggering events that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists. Deteriorating or adverse market conditions for certain reporting units may have an impact on the estimated fair value of these reporting units and could result in future impairments of goodwill.

 Employee Benefit Plans

   The Company sponsors and administers various qualified and non-qualified defined benefit pension plans and other postretirement employee benefit plans covering eligible employees and sales representatives who meet specified eligibility requirements of the sponsor and its participating affiliates. A December 31 measurement date is used for all of the Company's defined benefit pension and other postretirement benefit plans.

   The Company recognizes the funded status of the projected benefit obligation ("PBO") for pension benefits and the accumulated postretirement benefit obligation ("APBO") for other postretirement benefits for each of its plans. The Company recognizes an expense for differences between actual experience and estimates over the average future service period of participants. The actuarial gains (losses), prior service costs and credits not yet included in net periodic benefit costs are charged to accumulated OCI ("AOCI"), net of income tax.

   The Company also sponsors defined contribution plans for substantially all U.S. employees under which a portion of participant contributions is matched. Applicable matching contributions are made each payroll period. Accordingly, the Company recognizes compensation cost for current matching contributions. As all contributions are transferred currently as earned to the defined contribution plans, no liability for matching contributions is recognized in the balance sheets.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Income Tax

   Metropolitan Life Insurance Company and its includable subsidiaries join with MetLife, Inc. and its includable subsidiaries in filing a consolidated U.S. life and non-life federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Current taxes (and the benefits of tax attributes such as losses) are allocated to Metropolitan Life Insurance Company and its subsidiaries under the consolidated tax return regulations and a tax sharing agreement. Under the consolidated tax return regulations, MetLife, Inc, has elected the "percentage method" (and 100% under such method) of reimbursing companies for tax attributes, e.g., net operating losses. As a result, 100% of tax attributes are reimbursed by MetLife, Inc. to the extent that consolidated federal income tax of the consolidated federal tax return group is reduced in a year by tax attributes. On an annual basis, each of the profitable subsidiaries pays to MetLife, Inc. the federal income tax which it would have paid based upon that year's taxable income. If Metropolitan Life Insurance Company or its includable subsidiaries has current or prior deductions and credits (including but not limited to losses) which reduce the consolidated tax liability of the consolidated federal tax return group, the deductions and credits are characterized as realized (or realizable) by Metropolitan Life Insurance Company and its includable subsidiaries when those tax attributes are realized (or realizable) by the consolidated federal tax return group, even if Metropolitan Life Insurance Company or its includable subsidiaries would not have realized the attributes on a stand-alone basis under a "wait and see" method.

   The Company's accounting for income taxes represents management's best estimate of various events and transactions.

   Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

   The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, the Company considers many factors, including:

  . the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;
  .  the jurisdiction in which the deferred tax asset was generated;
  . the length of time that carryforward can be utilized in the various taxing jurisdiction;
  . future taxable income exclusive of reversing temporary differences and carryforwards;
  .  future reversals of existing taxable temporary differences;
  . taxable income in prior carryback years; and . tax planning strategies.

   The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

 regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the financial statements in the year these changes occur.

   The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

    The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

 Litigation Contingencies

   The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Except as otherwise disclosed in Note 17, legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's financial statements.

 Other Accounting Policies

  Redeemable Noncontrolling Interests

    Redeemable noncontrolling interests associated with certain joint ventures and partially-owned consolidated subsidiaries are reported in the temporary section of the balance sheet.

  Stock-Based Compensation

    Stock-based compensation recognized in the Company's consolidated results of operations is allocated from MetLife, Inc. The accounting policies described below represent those that MetLife, Inc. applies in determining such allocated expenses.

    MetLife, Inc. grants certain employees and directors stock-based compensation awards under various plans that are subject to specific vesting conditions. With the exception of performance shares granted in 2014 and 2013 which are re-measured quarterly, the cost of all stock-based transactions is measured at fair value at grant date and recognized over the period during which a grantee is required to provide services in exchange for the award. Although the terms of MetLife, Inc.'s stock-based plans do not accelerate vesting upon retirement, or the attainment of retirement eligibility, the requisite service period subsequent to attaining such eligibility is considered nonsubstantive. Accordingly, MetLife, Inc. recognizes compensation expense related to stock-based awards over the shorter of the requisite service period or the period to attainment of retirement eligibility. An estimation of future forfeitures of stock-based awards is incorporated into the determination of compensation expense when recognizing expense over the requisite service period.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Cash and Cash Equivalents

    The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

  Property, Equipment, Leasehold Improvements and Computer Software

    Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. The estimated life is generally 40 years for company occupied real estate property, from one to 25 years for leasehold improvements, and from three to seven years for all other property and equipment. The cost basis of the property, equipment and leasehold improvements was $1.3 billion and $1.2 billion at December 31, 2014 and 2013, respectively. Accumulated depreciation and amortization of property, equipment and leasehold improvements was $721 million and $667 million at December 31, 2014 and 2013, respectively. Related depreciation and amortization expense was $123 million, $115 million and $121 million for the years ended December 31, 2014, 2013 and 2012, respectively.

    Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $1.2 billion and $1.0 billion at December 31, 2014 and 2013, respectively. Accumulated amortization of capitalized software was $882 million and $739 million at December 31, 2014 and 2013, respectively. Related amortization expense was $145 million, $144 million and $143 million for the years ended December 31, 2014, 2013 and 2012, respectively.

  Other Revenues

    Other revenues include, in addition to items described elsewhere herein, advisory fees, broker-dealer commissions and fees, administrative service fees, and changes in account value relating to corporate-owned life insurance ("COLI"). Such fees and commissions are recognized in the period in which services are performed. Under certain COLI contracts, if the Company reports certain unlikely adverse results in its financial statements, withdrawals would not be immediately available and would be subject to market value adjustment, which could result in a reduction of the account value.

  Policyholder Dividends

    Policyholder dividends are approved annually by Metropolitan Life Insurance Company and its insurance subsidiaries' boards of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by Metropolitan Life Insurance Company and its insurance subsidiaries.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Foreign Currency

    Assets, liabilities and operations of foreign affiliates and subsidiaries are recorded based on the functional currency of each entity. The determination of the functional currency is made based on the appropriate economic and management indicators. The local currencies of foreign operations are the functional currencies. Assets and liabilities of foreign affiliates and subsidiaries are translated from the functional currency to U.S. dollars at the exchange rates in effect at each year-end and income and expense accounts are translated at the average exchange rates during the year. The resulting translation adjustments are charged or credited directly to OCI, net of applicable taxes. Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

Adoption of New Accounting Pronouncements

  Effective November 18, 2014, the Company adopted new guidance on when, if ever, the cost of acquiring an entity should be used to establish a new accounting basis ("pushdown") in the acquired entity's separate financial statements. The guidance provides an acquired entity and its subsidiaries with an irrevocable option to apply pushdown accounting in its separate financial statements upon occurrence of an event in which an acquirer obtains control of the acquired entity. If a reporting entity elects to apply pushdown accounting, its stand-alone financial statements would reflect the acquirer's new basis in the acquired entity's assets and liabilities. The election to apply pushdown accounting should be determined by an acquired entity for each individual change-in-control event in which an acquirer obtains control of the acquired entity; however, an entity that does not elect to apply pushdown accounting in the period of a change-in-control can later elect to retrospectively apply pushdown accounting to the most recent change-in-control transaction as a change in accounting principle. The new guidance did not have a material impact on the financial statements upon adoption.

  Effective January 1, 2014, the Company adopted new guidance regarding the presentation of an unrecognized tax benefit. The new guidance requires that an unrecognized tax benefit, or a portion of an unrecognized tax benefit, be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward. However, when the carryforwards are not available at the reporting date to settle any additional income taxes that would result from the disallowance of a tax position or the applicable tax law does not require, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit will be presented in the financial statements as a liability and will not be combined with the related deferred tax asset. The adoption was prospectively applied and resulted in a reduction to other liabilities and a corresponding increase to deferred income tax liability in the amount of $190 million.

  Effective January 1, 2014, the Company adopted new guidance on other expenses. The objective of this standard is to address how health insurers should recognize and classify in their income statements fees mandated by the Patient Protection and Affordable Care Act, as amended by the Health Care and Education Reconciliation Act. The amendments in this standard specify that the liability for the fee should be estimated and recorded in full once the entity provides qualifying health insurance in the applicable calendar year in which the fee is payable with a corresponding deferred cost that is amortized to expense using the straight-line method of allocation unless another method better allocates the fee over the calendar year that it is payable. In accordance with the adoption of the new accounting pronouncement, on January 1, 2014, the Company recorded $55 million in other liabilities, and a corresponding deferred cost, in other assets.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Effective July 17, 2013, the Company adopted guidance regarding derivatives that permits the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) to be used as a U.S. benchmark interest rate for hedge accounting purposes, in addition to the United States Treasury and London Interbank Offered Rate ("LIBOR"). Also, this new guidance removes the restriction on using different benchmark rates for similar hedges. The new guidance did not have a material impact on the financial statements upon adoption.

  Effective January 1, 2013, the Company adopted guidance regarding comprehensive income that requires an entity to provide information about the amounts reclassified out of AOCI by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under GAAP that provide additional detail about those amounts. The adoption was prospectively applied and resulted in additional disclosures in Note 13.

  Effective January 1, 2013, the Company adopted guidance regarding balance sheet offsetting disclosures which requires an entity to disclose information about offsetting and related arrangements for derivatives, including bifurcated embedded derivatives, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions, to enable users of its financial statements to understand the effects of those arrangements on its financial position. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The adoption was retrospectively applied and resulted in additional disclosures related to derivatives in Note 9.

  On January 1, 2012, the Company adopted guidance regarding accounting for DAC, which was retrospectively applied. The guidance specifies that only costs related directly to successful acquisition of new or renewal contracts can be capitalized as DAC; all other acquisition-related costs must be expensed as incurred. As a result, certain sales manager compensation and administrative costs previously capitalized by the Company will no longer be deferred.

  On January 1, 2012, the Company adopted guidance regarding comprehensive income, which was retrospectively applied, that provides companies with the option to present the total of comprehensive income, components of net income, and the components of OCI either in a single continuous statement of comprehensive income or in two separate but consecutive statements in annual financial statements. The standard eliminates the option to present components of OCI as part of the statement of changes in stockholder's equity. The Company adopted the two-statement approach for annual financial statements.

  Effective January 1, 2012, the Company adopted guidance on goodwill impairment testing that simplifies how an entity tests goodwill for impairment. This new guidance allows an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value as a basis for determining whether it needs to perform the quantitative two-step goodwill impairment test. Only if an entity determines, based on qualitative assessment, that it is more likely than not that a reporting unit's fair value is less than its carrying value will it be required to calculate the fair value of the reporting unit. The qualitative assessment is optional and the Company is permitted to bypass it for any reporting unit in any period and begin its impairment analysis with the quantitative calculation. The Company is permitted to perform the qualitative assessment in any subsequent period.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Effective January 1, 2012, the Company adopted guidance regarding fair value measurements that establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards. Some of the amendments clarify the Financial Accounting Standards Board's ("FASB") intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The adoption did not have a material impact on the Company's financial statements other than the expanded disclosures in Note 10.

Future Adoption of New Accounting Pronouncements

  In February 2015, the FASB issued new guidance to improve consolidation guidance for legal entities (Accounting Standards Update ("ASU") 2015-02, Consolidation (Topic 810): Amendments to the Consolidation Analysis), effective for fiscal years beginning after December 15, 2015 and interim periods within those years and early adoption is permitted. The new standard is intended to improve targeted areas of the consolidation guidance for legal entities such as limited partnerships, limited liability corporations, and securitization structures. The amendments in the ASU affect the consolidation evaluation for reporting organizations. In addition, the amendments in this ASU simplify and improve current GAAP by reducing the number of consolidation models. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

  In June 2014, the FASB issued new guidance on transfers and servicing ASU 2014-11, Transfers and Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosure), effective prospectively for fiscal years beginning after December 15, 2014 and interim periods within those years. The new guidance requires that repurchase-to-maturity transactions and repurchase financing arrangements be accounted for as secured borrowings and provides for enhanced disclosures, including the nature of collateral pledged and the time to maturity. Certain interim period disclosures for repurchase agreements and securities lending transactions are not required until the second quarter of 2015. The adoption of this new guidance will not have a material impact on the Company's consolidated financial statements.

  In May 2014, the FASB issued a comprehensive new revenue recognition standard (ASU 2014-09, Revenue from Contracts with Customers (Topic 606)), effective retrospectively for fiscal years beginning after December 15, 2016 and interim periods within those years. Early adoption of this standard is not permitted. The new guidance will supersede nearly all existing revenue recognition guidance under GAAP; however, it will not impact the accounting for insurance contracts, leases, financial instruments and guarantees. For those contracts that are impacted by the new guidance, the guidance will require an entity to recognize revenue upon the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled, in exchange for those goods or services. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

  In January 2014, the FASB issued new guidance regarding investments (ASU 2014-01, Investments -- Equity Method and Joint Ventures (Topic 323):
Accounting for Investments in Qualified Affordable Housing Projects), effective retrospectively for fiscal years beginning after December 15, 2014 and interim reporting periods within those years. The new guidance is applicable to investments in flow-through limited liability entities that manage or invest in affordable housing projects that qualify for the low-income housing tax credit. Under the guidance, an entity that meets certain conditions is permitted to make an accounting policy election to amortize the initial

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

cost of its investment in proportion to the tax credits and other tax benefits received and recognize the net investment performance on the statement of operations as a component of income tax expense (benefit). The adoption of this new guidance will not have an impact on the Company's consolidated financial statements.

2. Segment Information

  The Company is organized into three segments: Retail; Group, Voluntary & Worksite Benefits; and Corporate Benefit Funding. In addition, the Company reports certain of its results of operations in Corporate & Other.

Retail

  The Retail segment offers a broad range of protection products and services and a variety of annuities to individuals and employees of corporations and other institutions, and is organized into two businesses: Life & Other and Annuities. Life & Other insurance products and services include variable life, universal life, term life and whole life products. Additionally, through broker-dealer affiliates, the Company offers a full range of mutual funds and other securities products. Life & Other products and services also include individual disability income products. Annuities includes a variety of variable and fixed annuities which provide for both asset accumulation and asset distribution needs.

Group, Voluntary & Worksite Benefits

  The Group, Voluntary & Worksite Benefits segment offers a broad range of protection products and services to individuals and corporations, as well as other institutions and their respective employees. Group, Voluntary & Worksite Benefits insurance products and services include life, dental, group short- and long-term disability and accidental death and dismemberment ("AD&D") coverages. In addition, the Group, Voluntary & Worksite Benefits segment offers LTC, critical illness and accident & health coverages, as well as prepaid legal plans.

Corporate Benefit Funding

  The Corporate Benefit Funding segment offers a broad range of annuity and investment products, including guaranteed interest products and other stable value products, income annuities, and separate account contracts for the investment management of defined benefit and defined contribution plan assets. This segment also includes structured settlements and certain products to fund postretirement benefits and company-, bank- or trust-owned life insurance used to finance non-qualified benefit programs for executives.

Corporate & Other

  Corporate & Other contains the excess capital, as well as enterprise-wide strategic initiative restructuring charges, not allocated to the segments, various start-up businesses (including the investment management business through which the Company offers fee-based investment management services to institutional clients, as well as direct and digital marketing products), certain run-off businesses, the Company's ancillary international operations and interest expense related to the majority of the Company's outstanding debt, as well as expenses associated with certain legal proceedings and income tax audit issues. In addition, Corporate & Other includes ancillary U.S. sponsored direct business, comprised of group and individual products sold through sponsoring organizations and affinity groups. Additionally, Corporate & Other includes the elimination of intersegment amounts, which generally relate to intersegment loans, which bear interest rates commensurate with related borrowings.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


Financial Measures and Segment Accounting Policies

  Operating earnings is the measure of segment profit or loss the Company uses to evaluate segment performance and allocate resources. Consistent with GAAP guidance for segment reporting, operating earnings is the Company's measure of segment performance and is reported below. Operating earnings should not be viewed as a substitute for income (loss) from continuing operations, net of income tax. The Company believes the presentation of operating earnings as the Company measures it for management purposes enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business.

  Operating earnings is defined as operating revenues less operating expenses, both net of income tax.

  Operating revenues excludes net investment gains (losses) and net derivative gains (losses).

  The following additional adjustments are made to GAAP revenues, in the line items indicated, in calculating operating revenues:

    . Universal life and investment-type product policy fees excludes the amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB Fees"); and

    . Net investment income: (i) includes amounts for scheduled periodic settlement payments and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment, (ii) includes income from discontinued real estate operations, (iii) excludes post-tax operating earnings adjustments relating to insurance joint ventures accounted for under the equity method, and (iv) excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP.

  The following adjustments are made to GAAP expenses, in the line items indicated, in calculating operating expenses:

    .  Policyholder benefits and claims and policyholder dividends excludes:
       (i) changes in the policyholder dividend obligation related to net investment gains (losses) and net derivative gains (losses),
       (ii) amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets,
       (iii) benefits and hedging costs related to GMIBs ("GMIB Costs"), and
       (iv) market value adjustments associated with surrenders or terminations of contracts ("Market Value Adjustments");

    . Interest credited to policyholder account balances includes adjustments for scheduled periodic settlement payments and amortization of premium on derivatives that are hedges of PABs but do not qualify for hedge accounting treatment;

    . Amortization of DAC and VOBA excludes amounts related to: (i) net investment gains (losses) and net derivative gains (losses), (ii) GMIB Fees and GMIB Costs, and (iii) Market Value Adjustments;

    . Interest expense on debt excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP; and

    . Other expenses excludes costs related to noncontrolling interests and goodwill impairments.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


   Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2014, 2013 and 2012 and at December 31, 2014 and 2013. The segment accounting policies are the same as those used to prepare the Company's consolidated financial statements, except for operating earnings adjustments as defined above. In addition, segment accounting policies include the method of capital allocation described below.

   Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in MetLife, Inc.'s and the Company's business.

   MetLife, Inc.'s economic capital model aligns segment allocated equity with emerging standards and consistent risk principles. The model applies statistics-based risk evaluation principles to the material risks to which the Company is exposed. These consistent risk principles include calibrating required economic capital shock factors to a specific confidence level and time horizon and applying an industry standard method for the inclusion of diversification benefits among risk types. MetLife, Inc.'s management is responsible for the ongoing production and enhancement of the economic capital model and reviews its approach periodically to ensure that it remains consistent with emerging industry practice standards.

   Segment net investment income is credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company's consolidated net investment income, operating earnings or income
 (loss) from continuing operations, net of income tax.

   Net investment income is based upon the actual results of each segment's specifically identifiable investment portfolios adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

   Effective January 1, 2015, the Company implemented certain segment reporting changes related to the measurement of segment operating earnings, including revising the Company's capital allocation methodology. The changes will be applied retrospectively beginning with the first quarter of 2015. The changes will not impact total consolidated operating earnings or net income.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


                                                                  Operating Results
                                                   ------------------------------------------------
                                                              Group,
                                                            Voluntary  Corporate
                                                            & Worksite  Benefit  Corporate                         Total
Year Ended December 31, 2014                        Retail   Benefits   Funding   & Other   Total   Adjustments Consolidated
-------------------------------------------------- -------- ---------- --------- --------- -------- ----------- ------------
                                                                                 (In millions)
Revenues
Premiums.......................................... $  4,081  $14,381    $ 2,794  $    128  $ 21,384  $     --    $   21,384
Universal life and investment-type product policy
 fees.............................................    1,505      716        191        --     2,412        54         2,466
Net investment income.............................    5,402    1,783      4,892       288    12,365     (472)        11,893
Other revenues....................................      430      415        287       676     1,808        --         1,808
Net investment gains (losses).....................       --       --         --        --        --       143           143
Net derivative gains (losses).....................       --       --         --        --        --     1,037         1,037
                                                   --------  -------    -------  --------  --------  --------    ----------
  Total revenues..................................   11,418   17,295      8,164     1,092    37,969       762        38,731
                                                   --------  -------    -------  --------  --------  --------    ----------
Expenses
Policyholder benefits and claims and policyholder
 dividends........................................    6,379   13,823      4,771        77    25,050        45        25,095
Interest credited to policyholder account
 balances.........................................      988      155      1,020        --     2,163        11         2,174
Capitalization of DAC.............................    (376)     (17)       (30)       (1)     (424)        --         (424)
Amortization of DAC and VOBA......................      536       26         17        --       579       116           695
Interest expense on debt..........................        6        2         10       132       150         1           151
Other expenses....................................    1,797    2,135        492     1,231     5,655       (6)         5,649
                                                   --------  -------    -------  --------  --------  --------    ----------
  Total expenses..................................    9,330   16,124      6,280     1,439    33,173       167        33,340
                                                   --------  -------    -------  --------  --------  --------    ----------
Provision for income tax expense (benefit)........      733      430        659     (500)     1,322       210         1,532
                                                   --------  -------    -------  --------  --------              ----------
Operating earnings................................ $  1,355  $   741    $ 1,225  $    153     3,474
                                                   ========  =======    =======  ========
Adjustments to:...................................
  Total revenues..................................                                              762
  Total expenses..................................                                            (167)
  Provision for income tax (expense) benefit......                                            (210)
                                                                                           --------
Income (loss) from continuing operations, net of
 income tax.......................................                                         $  3,859              $    3,859
                                                                                           ========              ==========

                                           Group,
                                         Voluntary  Corporate
                                         & Worksite  Benefit   Corporate
At December 31, 2014            Retail    Benefits   Funding    & Other    Total
----------------------------- ---------- ---------- ---------- --------- ----------
                                                  (In millions)
Total assets................. $  180,572 $  43,161  $  205,088 $  29,397 $  458,218
Separate account assets...... $   59,710 $     669  $   78,956 $      -- $  139,335
Separate account liabilities. $   59,710 $     669  $   78,956 $      -- $  139,335

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


                                                           Operating Results
                                            ------------------------------------------------
                                                       Group,
                                                     Voluntary  Corporate
                                                     & Worksite  Benefit  Corporate                         Total
Year Ended December 31, 2013                 Retail   Benefits   Funding   & Other   Total   Adjustments Consolidated
------------------------------------------- -------- ---------- --------- --------- -------- ----------- ------------
                                                                          (In millions)
Revenues
Premiums................................... $  3,992  $ 13,732  $  2,675  $     76  $ 20,475  $      --   $  20,475
Universal life and investment-type product
 policy fees...............................    1,397       688       211        --     2,296         67       2,363
Net investment income......................    5,385     1,790     4,611       431    12,217      (432)      11,785
Other revenues.............................      328       404       273       694     1,699         --       1,699
Net investment gains (losses)..............       --        --        --        --        --         48          48
Net derivative gains (losses)..............       --        --        --        --        --    (1,070)     (1,070)
                                            --------  --------  --------  --------  --------  ---------   ---------
  Total revenues...........................   11,102    16,614     7,770     1,201    36,687    (1,387)      35,300
                                            --------  --------  --------  --------  --------  ---------   ---------
Expenses
Policyholder benefits and claims and
 policyholder dividends....................    6,246    13,191     4,723        67    24,227         10      24,237
Interest credited to policyholder account
 balances..................................      988       156     1,092        --     2,236         17       2,253
Capitalization of DAC......................    (517)      (20)      (25)        --     (562)         --       (562)
Amortization of DAC and VOBA...............      447        25        19        --       491      (230)         261
Interest expense on debt...................        5         1        10       134       150          3         153
Other expenses.............................    2,280     1,988       489     1,348     6,105         31       6,136
                                            --------  --------  --------  --------  --------  ---------   ---------
  Total expenses...........................    9,449    15,341     6,308     1,549    32,647      (169)      32,478
                                            --------  --------  --------  --------  --------  ---------   ---------
Provision for income tax expense (benefit).      579       446       512     (421)     1,116      (435)         681
                                            --------  --------  --------  --------  --------              ---------
Operating earnings......................... $  1,074  $    827  $    950  $     73     2,924
                                            ========  ========  ========  ========
Adjustments to:
  Total revenues...........................                                          (1,387)
  Total expenses...........................                                              169
  Provision for income tax (expense)
   benefit.................................                                              435
                                                                                    --------
Income (loss) from continuing operations,
 net of income tax.........................                                         $  2,141              $   2,141
                                                                                    ========              =========

                                           Group,
                                         Voluntary  Corporate
                                         & Worksite  Benefit   Corporate
At December 31, 2013            Retail    Benefits   Funding    & Other    Total
----------------------------- ---------- ---------- ---------- --------- ----------
                                                  (In millions)
Total assets................. $  174,853 $  41,059  $  188,960 $  27,911 $  432,783
Separate account assets...... $   59,217 $     644  $   74,935 $      -- $  134,796
Separate account liabilities. $   59,217 $     644  $   74,935 $      -- $  134,796

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


                                                           Operating Results
                                            ------------------------------------------------
                                                       Group,
                                                     Voluntary  Corporate
                                                     & Worksite  Benefit  Corporate                         Total
Year Ended December 31, 2012                 Retail   Benefits   Funding   & Other   Total   Adjustments Consolidated
------------------------------------------- -------- ---------- --------- --------- -------- ----------- ------------
                                                                          (In millions)
Revenues
Premiums................................... $  3,997  $13,274    $ 2,608  $      1  $ 19,880  $     --     $ 19,880
Universal life and investment-type product
 policy fees...............................    1,332      663        194        --     2,189        50        2,239
Net investment income......................    5,384    1,680      4,519       554    12,137     (285)       11,852
Other revenues.............................      265      398        252       815     1,730        --        1,730
Net investment gains (losses)..............       --       --         --        --        --     (330)        (330)
Net derivative gains (losses)..............       --       --         --        --        --       675          675
                                            --------  -------    -------  --------  --------  --------     --------
  Total revenues...........................   10,978   16,015      7,573     1,370    35,936       110       36,046
                                            --------  -------    -------  --------  --------  --------     --------
Expenses
Policyholder benefits and claims and
 policyholder dividends....................    6,294   12,580      4,552       (1)    23,425       139       23,564
Interest credited to policyholder account
 balances..................................    1,002      167      1,192        --     2,361        29        2,390
Capitalization of DAC......................    (584)     (24)       (24)        --     (632)        --        (632)
Amortization of DAC and VOBA...............      656       29         12         2       699       292          991
Interest expense on debt...................        5        1          9       133       148         4          152
Other expenses.............................    2,341    1,901        438     1,196     5,876         7        5,883
                                            --------  -------    -------  --------  --------  --------     --------
  Total expenses...........................    9,714   14,654      6,179     1,330    31,877       471       32,348
                                            --------  -------    -------  --------  --------  --------     --------
Provision for income tax expense (benefit).      442      477        488     (236)     1,171     (116)        1,055
                                            --------  -------    -------  --------  --------               --------
Operating earnings......................... $    822  $   884    $   906  $    276     2,888
                                            ========  =======    =======  ========
Adjustments to:
  Total revenues...........................                                              110
  Total expenses...........................                                            (471)
  Provision for income tax (expense)
   benefit.................................                                              116
                                                                                    --------
Income (loss) from continuing operations,
 net of income tax.........................                                         $  2,643               $  2,643
                                                                                    ========               ========

  The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company's segments, as well as Corporate & Other:

                                           Years Ended December 31,
                                         -----------------------------
                                           2014      2013      2012
                                         --------- --------- ---------
                                                 (In millions)
          Life insurance................ $  13,865 $  13,482 $  13,424
          Accident and health insurance.     7,247     6,873     6,458
          Annuities.....................     4,352     4,007     3,800
          Non-insurance.................       194       175       167
                                         --------- --------- ---------
           Total........................ $  25,658 $  24,537 $  23,849
                                         ========= ========= =========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


  Substantially all of the Company's consolidated premiums, universal life & investment-type product policy fees and other revenues originated in the U.S.

  Revenues derived from one Group, Voluntary & Worksite Benefits customer were $2.8 billion, $2.5 billion and $2.5 billion for the years ended December 31, 2014, 2013 and 2012, respectively, which represented 11%, 10% and 11%, respectively, of consolidated premiums, universal life and investment-type product policy fees and other revenues. Revenues derived from any other customer did not exceed 10% of consolidated premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2014, 2013 and 2012.

3. Dispositions

  In December 2014, Metropolitan Life Insurance Company distributed to MetLife as a dividend, all of the issued and outstanding shares of common stock of its wholly-owned, broker-dealer subsidiary, New England Securities Corporation ("NES"). The net book value of NES at the time of the dividend was $35 million, which was recorded as a dividend of retained earnings of $35 million. As of the date of the dividend payment, the Company no longer consolidates the assets, liabilities and operations of NES.

4. Insurance

Insurance Liabilities

  Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, PABs and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                                    December 31,
                                                 -------------------
                                                   2014      2013
                                                 --------- ---------
                                                    (In millions)
           Retail............................... $  91,868 $  91,575
           Group, Voluntary & Worksite Benefits.    28,805    28,035
           Corporate Benefit Funding............    97,953    89,941
           Corporate & Other....................       518       581
                                                 --------- ---------
            Total............................... $ 219,144 $ 210,132
                                                 ========= =========

  See Note 6 for discussion of affiliated reinsurance liabilities included in the table above.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

4. Insurance (continued)


  Future policy benefits are measured as follows:

  ---------------------------------------------------------------------------
  Product Type:                        Measurement Assumptions:
  ---------------------------------------------------------------------------
  Participating life                   Aggregate of (i) net level premium
                                       reserves for death and endowment
                                       policy benefits (calculated based
                                       upon the non-forfeiture interest
                                       rate, ranging from 3% to 7%, and
                                       mortality rates guaranteed in
                                       calculating the cash surrender values
                                       described in such contracts); and
                                       (ii) the liability for terminal
                                       dividends.
  ---------------------------------------------------------------------------
  Nonparticipating life                Aggregate of the present value of
                                       expected future benefit payments and
                                       related expenses less the present
                                       value of expected future net
                                       premiums. Assumptions as to mortality
                                       and persistency are based upon the
                                       Company's experience when the basis
                                       of the liability is established.
                                       Interest rate assumptions for the
                                       aggregate future policy benefit
                                       liabilities range from 2% to 11%.
  ---------------------------------------------------------------------------
  Individual and group traditional     Present value of expected future
  fixed annuities after annuitization  payments. Interest rate assumptions used in establishing such liabilities
                                       range from 1% to 11%.
  ---------------------------------------------------------------------------
  Non-medical health insurance         The net level premium method and
                                       assumptions as to future morbidity,
                                       withdrawals and interest, which
                                       provide a margin for adverse
                                       deviation. Interest rate assumptions
                                       used in establishing such liabilities
                                       range from 4% to 7%.
  ---------------------------------------------------------------------------
  Disabled lives                       Present value of benefits method and
                                       experience assumptions as to claim
                                       terminations, expenses and interest.
                                       Interest rate assumptions used in
                                       establishing such liabilities range
                                       from 3% to 8%.
  ---------------------------------------------------------------------------

  Participating business represented 5% of the Company's life insurance in-force at both December 31, 2014 and 2013. Participating policies represented 27%, 28% and 29% of gross life insurance premiums for the years ended
December 31, 2014, 2013 and 2012, respectively.

  PABs are equal to: (i) policy account values, which consist of an accumulation of gross premium payments (ii) credited interest, ranging from 1% to 13%, less expenses, mortality charges and withdrawals; and (iii) fair value adjustments relating to business combinations.

Guarantees

  The Company issues variable annuity products with guaranteed minimum benefits. The non-life contingent portion of GMWBs and the portion of certain GMIBs that does not require annuitization are accounted for as

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

4. Insurance (continued)

embedded derivatives in PABs and are further discussed in Note 9. Guarantees accounted for as insurance liabilities include:

Guarantee:                                      Measurement Assumptions:
-------------------------------------------------------------------------------------------------
GMDBs  .  A return of purchase payment upon   Present value of expected death benefits in
          death even if the account value is    excess of the projected account balance
          reduced to zero.                      recognizing the excess ratably over the
                                                accumulation period based on the present
                                                value of total expected assessments.

       .  An enhanced death benefit may be    Assumptions are consistent with those used
          available for an additional fee.      for amortizing DAC, and are thus subject to
                                                the same variability and risk.

                                              Investment performance and volatility
                                                assumptions are consistent with the historical
                                                experience of the appropriate underlying
                                                equity index, such as the S&P 500 Index.

                                              Benefit assumptions are based on the average
                                                benefits payable over a range of scenarios.
-------------------------------------------------------------------------------------------------
GMIBs  .  After a specified period of time    Present value of expected income benefits in
          determined at the time of issuance    excess of the projected account balance at
          of the variable annuity contract,     any future date of annuitization and
          a minimum accumulation of purchase    recognizing the excess ratably over the
          payments, even if the account         accumulation period based on present value
          value is reduced to zero, that can    of total expected assessments.
          be annuitized to receive a monthly
          income stream that is not less
          than a specified amount.

       .  Certain contracts also provide for  Assumptions are consistent with those used
          a guaranteed lump sum return of       for estimating GMDB liabilities.
          purchase premium in lieu of the
          annuitization benefit.

                                              Calculation incorporates an assumption for
                                                the percentage of the potential annuitizations
                                                that may be elected by the contractholder.
-------------------------------------------------------------------------------------------------
GMWBs. .  A return of purchase payment via    Expected value of the life contingent
          partial withdrawals, even if the      payments and expected assessments using
          account value is reduced to zero,     assumptions consistent with those used for
          provided that cumulative              estimating the GMDB liabilities.
          withdrawals in a contract year do
          not exceed a certain limit.

       .  Certain contracts include
          guaranteed withdrawals that are
          life contingent.

  The Company also issues annuity contracts that apply a lower rate on funds deposited if the contractholder elects to surrender the contract for cash and a higher rate if the contractholder elects to annuitize ("two tier annuities"). These guarantees include benefits that are payable in the event of death, maturity or at annuitization. Certain other annuity contracts contain guaranteed annuitization benefits that may be above what would be provided by the current account value of the contract. Additionally, the Company issues universal and variable

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

4. Insurance (continued)

life contracts where the Company contractually guarantees to the contractholder a secondary guarantee or a guaranteed paid-up benefit.

  Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and universal and variable life contracts was as follows:

                                                    Universal and Variable
                                  Annuity Contracts    Life Contracts
                                  ----------------- ---------------------
                                                    Secondary    Paid-Up
                                   GMDBs    GMIBs   Guarantees  Guarantees  Total
                                  -------- -------- ----------  ---------- --------
                                                   (In millions)
Direct
Balance at January 1, 2012....... $     84 $    158   $    261     $    58 $    561
Incurred guaranteed benefits.....       31      174         79          10      294
Paid guaranteed benefits.........      (6)       --         --          --      (6)
                                  -------- --------   --------     ------- --------
Balance at December 31, 2012.....      109      332        340          68      849
Incurred guaranteed benefits.....       44       58         77           6      185
Paid guaranteed benefits.........      (5)       --         --          --      (5)
                                  -------- --------   --------     ------- --------
Balance at December 31, 2013.....      148      390        417          74    1,029
Incurred guaranteed benefits.....       51       68        124           8      251
Paid guaranteed benefits.........      (3)       --         --          --      (3)
                                  -------- --------   --------     ------- --------
Balance at December 31, 2014..... $    196 $    458   $    541     $    82 $  1,277
                                  ======== ========   ========     ======= ========
Ceded
Balance at January 1, 2012....... $     62 $     52   $    212     $    41 $    367
Incurred guaranteed benefits.....       30       58         53           6      147
Paid guaranteed benefits.........      (6)       --         --          --      (6)
                                  -------- --------   --------     ------- --------
Balance at December 31, 2012.....       86      110        265          47      508
Incurred guaranteed benefits.....       39       14         49           4      106
Paid guaranteed benefits.........      (5)       --         --          --      (5)
                                  -------- --------   --------     ------- --------
Balance at December 31, 2013.....      120      124        314          51      609
Incurred guaranteed benefits (1).     (80)    (100)        (9)           6    (183)
Paid guaranteed benefits.........      (3)       --         --          --      (3)
                                  -------- --------   --------     ------- --------
Balance at December 31, 2014..... $     37 $     24   $    305     $    57 $    423
                                  ======== ========   ========     ======= ========
Net
Balance at January 1, 2012....... $     22 $    106   $     49     $    17 $    194
Incurred guaranteed benefits.....        1      116         26           4      147
Paid guaranteed benefits.........       --       --         --          --       --
                                  -------- --------   --------     ------- --------
Balance at December 31, 2012.....       23      222         75          21      341
Incurred guaranteed benefits.....        5       44         28           2       79
Paid guaranteed benefits.........       --       --         --          --       --
                                  -------- --------   --------     ------- --------
Balance at December 31, 2013.....       28      266        103          23      420
Incurred guaranteed benefits.....      131      168        133           2      434
Paid guaranteed benefits.........       --       --         --          --       --
                                  -------- --------   --------     ------- --------
Balance at December 31, 2014..... $    159 $    434   $    236     $    25 $    854
                                  ======== ========   ========     ======= ========

--------

(1)See Note 6.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

4. Insurance (continued)


  Account balances of contracts with insurance guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                       -------------------
                                         2014      2013
                                       --------- ---------
                                          (In millions)
                      Fund Groupings:
                      Equity.......... $  24,995 $  24,915
                      Balanced........    22,759    22,481
                      Bond............     4,561     4,551
                      Money Market....       150       179
                                       --------- ---------
                       Total.......... $  52,465 $  52,126
                                       ========= =========

  Based on the type of guarantee, the Company defines net amount at risk as listed below. These amounts include direct and assumed business, but exclude offsets from hedging or reinsurance, if any.

 Variable Annuity Guarantees

  In the Event of Death

    Defined as the death benefit less the total contract account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

  At Annuitization

    Defined as the amount (if any) that would be required to be added to the total contract account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contractholders have achieved.

 Two Tier and Other Annuities

   Two tier annuities are defined as the excess of the upper tier, adjusted for a profit margin, less the lower tier, as of the balance sheet date. These contracts apply a lower rate on funds if the contractholder elects to surrender the contract for cash and a higher rate if the contractholder elects to annuitize. Other annuities are defined as the amount (if any) that would be required to be added to the total contract account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

4. Insurance (continued)


 Universal and Variable Life Contracts

   Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

   Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts was as follows at:

                                                               December 31,
                                         ---------------------------------------------------------
                                                     2014                         2013
                                         ---------------------------- ----------------------------
                                             In the          At           In the          At
                                         Event of Death Annuitization Event of Death Annuitization
                                         -------------- ------------- -------------- -------------
                                                               (In millions)
Annuity Contracts (1)
Variable Annuity Guarantees
Total contract account value............  $    62,810    $    29,474   $    62,763    $    28,934
Separate account value..................  $    51,077    $    28,347   $    50,700    $    27,738
Net amount at risk......................  $       702    $       244   $       641    $       123
Average attained age of contractholders.     65 years       63 years      64 years       62 years
Two Tier and Other Annuities
Account value...........................          N/A    $       456           N/A    $       397
Net amount at risk......................          N/A    $       153           N/A    $       123
Average attained age of contractholders.          N/A       55 years           N/A       54 years

                                                               December 31,
                                              -----------------------------------------------
                                                       2014                    2013
                                              ----------------------- -----------------------
                                              Secondary    Paid-Up    Secondary    Paid-Up
                                              Guarantees  Guarantees  Guarantees  Guarantees
                                              ----------- ----------- ----------- -----------
                                                               (In millions)
Universal and Variable Life Contracts (1)
Account value (general and separate account). $     8,213 $     1,091 $     7,871 $     1,125
Net amount at risk........................... $    78,758 $     8,164 $    81,888 $     8,701
Average attained age of policyholders........    54 years    60 years    53 years    59 years

--------

(1)The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

Obligations Under Funding Agreements

  The Company issues fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities ("SPEs") that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2014, 2013 and 2012, the Company issued $36.7 billion, $26.8 billion and $24.7 billion, respectively, and repaid $31.7 billion, $25.1 billion and $21.5 billion, respectively, of such funding

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

4. Insurance (continued)

agreements. At December 31, 2014 and 2013, liabilities for funding agreements outstanding, which are included in PABs, were $30.3 billion and $26.0 billion, respectively.

  Metropolitan Life Insurance Company and General American Life Insurance Company ("GALIC"), a subsidiary, are members of regional banks in the Federal Home Loan Bank ("FHLB") system ("FHLBanks"). Holdings of common stock of FHLBanks, included in equity securities, were as follows at:

                                            December 31,
                                       ----------------------
                                          2014        2013
                                       ----------- ----------
                                           (In millions)
                   FHLB of NY......... $       661 $      700
                   FHLB of Des Moines. $        50 $       50

  The Company has also entered into funding agreements with FHLBanks and the Federal Agricultural Mortgage Corporation, a federally chartered instrumentality of the U.S. ("Farmer Mac"). The liability for such funding agreements is included in PABs. Information related to such funding agreements was as follows at:

                                 Liability              Collateral
                            ------------------- ---------------------------
                                             December 31,
                            -----------------------------------------------
                              2014      2013        2014          2013
                            --------- --------- ------------- -------------
                                             (In millions)
    FHLB of NY (1)......... $  12,570 $  12,770 $  15,255 (2) $  14,287 (2)
    Farmer Mac (3)......... $   2,550 $   2,550 $       2,932 $       2,929
    FHLB of Des Moines (1). $   1,000 $   1,000 $   1,141 (2) $   1,118 (2)

--------

(1)Represents funding agreements issued to the applicable FHLBank in exchange for cash and for which such FHLBank has been granted a lien on certain assets, some of which are in the custody of such FHLBank, including residential mortgage-backed securities ("RMBS"), to collateralize obligations under advances evidenced by funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of such FHLBank as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, such FHLBank's recovery on the collateral is limited to the amount of the Company's liability to such FHLBank.

(2)Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

(3)Represents funding agreements issued to certain SPEs that have issued debt securities for which payment of interest and principal is secured by such funding agreements, and such debt securities are also guaranteed as to payment of interest and principal by Farmer Mac. The obligations under these funding agreements are secured by a pledge of certain eligible agricultural real estate mortgage loans and may, under certain circumstances, be secured by other qualified collateral. The amount of collateral presented is at carrying value.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

4. Insurance (continued)


Liabilities for Unpaid Claims and Claim Expenses

  Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policy benefits and other policy-related balances, was as follows:

                                            Years Ended December 31,
                                           --------------------------
                                             2014     2013     2012
                                           -------- -------- --------
                                                 (In millions)
          Balance at January 1,........... $  7,022 $  6,826 $  6,622
           Less: Reinsurance recoverables.      290      301      324
                                           -------- -------- --------
          Net balance at January 1,.......    6,732    6,525    6,298
                                           -------- -------- --------
          Incurred related to:
           Current year...................    5,099    4,762    4,320
           Prior years (1)................       --     (12)     (42)
                                           -------- -------- --------
             Total incurred...............    5,099    4,750    4,278
                                           -------- -------- --------
          Paid related to:
           Current year...................  (3,228)  (3,035)  (2,626)
           Prior years....................  (1,579)  (1,508)  (1,425)
                                           -------- -------- --------
             Total paid...................  (4,807)  (4,543)  (4,051)
                                           -------- -------- --------
          Net balance at December 31,.....    7,024    6,732    6,525
           Add: Reinsurance recoverables..      286      290      301
                                           -------- -------- --------
          Balance at December 31,......... $  7,310 $  7,022 $  6,826
                                           ======== ======== ========

--------

(1)During 2014, there were no changes to claims and claim adjustment expenses associated with prior years. During 2013 and 2012, as a result of changes in estimates of insured events in the respective prior year, claims and claim adjustment expenses associated with prior years decreased due to a reduction in prior year dental and AD&D claims and improved loss ratio for non-medical health claim liabilities.

Separate Accounts

  Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $83.8 billion and $83.1 billion at December 31, 2014 and 2013, respectively, for which the policyholder assumes all investment risk, and separate accounts for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $55.5 billion and $51.7 billion at December 31, 2014 and 2013, respectively. The latter category consisted primarily of funding agreements and participating close-out contracts. The average interest rate credited on these contracts was 2.25% and 2.23% at December 31, 2014 and 2013, respectively.

  For the years ended December 31, 2014, 2013 and 2012, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

  See Note 1 for a description of capitalized acquisition costs.

Nonparticipating and Non-Dividend-Paying Traditional Contracts

  The Company amortizes DAC and VOBA related to these contracts (term insurance, nonparticipating whole life insurance, traditional group life insurance, and non-medical health insurance) over the appropriate premium paying period in proportion to the historic actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

Participating, Dividend-Paying Traditional Contracts

  The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. For participating contracts within the closed block (dividend-paying traditional contracts) future gross margins are also dependent upon changes in the policyholder dividend obligation. See Note 7. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes, as well as policyholder dividend scales, are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC and VOBA balances.

Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts

  The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)

and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

Factors Impacting Amortization

  Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

  The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These assumptions primarily relate to investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

  Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Amortization of DAC and VOBA is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross margins or profits originating from transactions other than

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)

investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

  Information regarding DAC and VOBA was as follows:

                                                                    Years Ended December 31,
                                                                  ----------------------------
                                                                    2014      2013      2012
                                                                  --------  --------  --------
                                                                          (In millions)
DAC
Balance at January 1,............................................ $  6,338  $  5,752  $  6,244
Capitalizations..................................................      424       562       632
Amortization related to:
 Net investment gains (losses) and net derivative gains (losses).     (104)      227      (270)
 Other expenses..................................................     (583)     (478)     (709)
                                                                  --------  --------  --------
   Total amortization............................................     (687)     (251)     (979)
                                                                  --------  --------  --------
Unrealized investment gains (losses).............................     (170)      495      (145)
Other (1)........................................................       --      (220)       --
                                                                  --------  --------  --------
Balance at December 31,..........................................    5,905     6,338     5,752
                                                                  --------  --------  --------
VOBA
Balance at January 1,............................................       78        80        97
Amortization related to:
 Other expenses..................................................       (8)      (10)      (12)
                                                                  --------  --------  --------
   Total amortization............................................       (8)      (10)      (12)
                                                                  --------  --------  --------
Unrealized investment gains (losses).............................       --         8        (5)
                                                                  --------  --------  --------
Balance at December 31,..........................................       70        78        80
                                                                  --------  --------  --------
Total DAC and VOBA
Balance at December 31,.......................................... $  5,975  $  6,416  $  5,832
                                                                  ========  ========  ========

--------

(1)The year ended December 31, 2013 includes ($220) million that was reclassified to DAC from other liabilities. The amounts reclassified relate to affiliated reinsurance agreements accounted for using the deposit method of accounting and represent the DAC amortization on the expense allowances assumed on the agreements from inception. These amounts were previously included in the calculated value of the deposit payable on these agreements and were recorded within other liabilities.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


  Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

                                                    December 31,
                                                  -----------------
                                                    2014     2013
                                                  -------- --------
                                                    (In millions)
            Retail............................... $  5,544 $  5,990
            Group, Voluntary & Worksite Benefits.      324      333
            Corporate Benefit Funding............      106       93
            Corporate & Other....................        1       --
                                                  -------- --------
             Total............................... $  5,975 $  6,416
                                                  ======== ========

  Information regarding other intangibles was as follows:

                                                 Years Ended December 31,
                                                 ------------------------
                                                  2014     2013    2012
                                                  ------  ------  ------
                                                    (In millions)
           DSI
           Balance at January 1,................ $  175   $  180  $  184
           Capitalization.......................     10       15      22
           Amortization.........................   (28)     (20)    (26)
           Unrealized investment gains (losses).   (35)       --      --
                                                  ------  ------  ------
           Balance at December 31,.............. $  122   $  175  $  180
                                                  ======  ======  ======
           VODA and VOCRA
           Balance at January 1,................ $  325   $  353  $  378
           Amortization.........................   (30)     (28)    (25)
                                                  ------  ------  ------
           Balance at December 31,.............. $  295   $  325  $  353
                                                  ======  ======  ======
           Accumulated amortization............. $  162   $  132  $  104
                                                  ======  ======  ======

  The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                              VOBA      VODA and VOCRA
                                         -------------- --------------
                                                 (In millions)
          2015.......................... $            9 $          30
          2016.......................... $            4 $          30
          2017.......................... $            5 $          28
          2018.......................... $            5 $          26
          2019.......................... $            5 $          24

6. Reinsurance

  The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by affiliated and

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Reinsurance (continued)

unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

  Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 8.

Retail

  For its Retail Life & Other insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently reinsures 90% of the mortality risk in excess of $2 million for most products. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case by case basis, the Company may retain up to $20 million per life and reinsure 100% of amounts in excess of the amount the Company retains. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

  The Company's Retail Annuities business assumes 90% of the fixed annuities issued by certain affiliates. The Company also reinsures 100% of the living and death benefit guarantees issued in connection with certain variable annuities issued since 2004 to an affiliate and portions of the living and death benefit guarantees issued in connection with its variable annuities issued prior to 2004 to affiliated and unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer. The Company also assumes 100% of certain variable annuity risks issued by an affiliate.

Group, Voluntary & Worksite Benefits

  For certain policies within the Group, Voluntary & Worksite Benefits segment, the Company generally retains most of the risk and only cedes particular risk on certain client arrangements. The majority of the Company's reinsurance activity within this segment relates to client agreements for employer sponsored captive programs, risk-sharing agreements and multinational pooling.

Corporate Benefit Funding

  The Company's Corporate Benefit Funding segment has periodically engaged in reinsurance activities, on an opportunistic basis. The impact of these activities on the financial results of this segment has not been significant and there were no significant transactions during the periods presented.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Reinsurance (continued)


Catastrophe Coverage

  The Company has exposure to catastrophes which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

Reinsurance Recoverables

  The Company reinsures its business through a diversified group of well-capitalized reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2014 and 2013, were not significant.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.3 billion and $2.4 billion of unsecured unaffiliated reinsurance recoverable balances at December 31, 2014 and 2013, respectively.

  At December 31, 2014, the Company had $5.4 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $4.4 billion, or 82%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.8 billion of net unaffiliated ceded reinsurance recoverables which were unsecured. At December 31, 2013, the Company had $5.4 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $4.4 billion, or 82%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.8 billion of net unaffiliated ceded reinsurance recoverables which were unsecured.

  The Company has reinsured with an unaffiliated third-party reinsurer, 59.25% of the closed block through a modified coinsurance agreement. The Company accounts for this agreement under the deposit method of accounting. The Company, having the right of offset, has offset the modified coinsurance deposit with the deposit recoverable.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Reinsurance (continued)


  The amounts in the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                   Years Ended December 31,
                                                               -------------------------------
                                                                  2014       2013       2012
                                                               ---------  ---------  ---------
                                                                        (In millions)
Premiums
Direct premiums............................................... $  20,963  $  20,290  $  19,821
Reinsurance assumed...........................................     1,673      1,469      1,350
Reinsurance ceded.............................................    (1,252)    (1,284)    (1,291)
                                                               ---------  ---------  ---------
 Net premiums................................................. $  21,384  $  20,475  $  19,880
                                                               =========  =========  =========
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees. $   3,029  $   2,913  $   2,763
Reinsurance assumed...........................................        48         41         39
Reinsurance ceded.............................................      (611)      (591)      (563)
                                                               ---------  ---------  ---------
 Net universal life and investment-type product policy fees... $   2,466  $   2,363  $   2,239
                                                               =========  =========  =========
Other revenues
Direct other revenues......................................... $   1,040  $     970  $     887
Reinsurance assumed...........................................         2         (2)        (6)
Reinsurance ceded.............................................       766        731        849
                                                               ---------  ---------  ---------
 Net other revenues........................................... $   1,808  $   1,699  $   1,730
                                                               =========  =========  =========
Policyholder benefits and claims
Direct policyholder benefits and claims....................... $  23,978  $  23,305  $  22,677
Reinsurance assumed...........................................     1,416      1,225      1,208
Reinsurance ceded.............................................    (1,539)    (1,498)    (1,616)
                                                               ---------  ---------  ---------
 Net policyholder benefits and claims......................... $  23,855  $  23,032  $  22,269
                                                               =========  =========  =========
Interest credited to policyholder account balances
Direct interest credited to policyholder account balances..... $   2,227  $   2,322  $   2,455
Reinsurance assumed...........................................        35         35         33
Reinsurance ceded.............................................       (88)      (104)       (98)
                                                               ---------  ---------  ---------
 Net interest credited to policyholder account balances....... $   2,174  $   2,253  $   2,390
                                                               =========  =========  =========
Other expenses
Direct other expenses......................................... $   5,132  $   5,028  $   5,328
Reinsurance assumed...........................................       399        427        479
Reinsurance ceded.............................................       540        533        587
                                                               ---------  ---------  ---------
 Net other expenses........................................... $   6,071  $   5,988  $   6,394
                                                               =========  =========  =========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Reinsurance (continued)


  The amounts in the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                 December 31,
                              ----------------------------------------------------------------------------------
                                                2014                                      2013
                              ----------------------------------------- ----------------------------------------
                                                                Total                                    Total
                                                               Balance                                  Balance
                                Direct    Assumed    Ceded      Sheet     Direct   Assumed    Ceded      Sheet
                              ---------- --------- ---------  --------- ---------- -------- ---------  ---------
                                                                (In millions)
Assets
Premiums, reinsurance and
 other receivables........... $    1,711 $     649 $  21,079  $  23,439 $    1,700 $    527 $  21,410  $  23,637
Deferred policy acquisition
 costs and value of business
 acquired....................      6,002       391      (418)     5,975      6,567      330      (481)     6,416
                              ---------- --------- ---------  --------- ---------- -------- ---------  ---------
  Total assets............... $    7,713 $   1,040 $  20,661  $  29,414 $    8,267 $    857 $  20,929  $  30,053
                              ========== ========= =========  ========= ========== ======== =========  =========
Liabilities
Future policy benefits....... $  115,143 $   2,259 $      --  $ 117,402 $  110,072 $  1,891 $      --  $ 111,963
Policyholder account
 balances....................     95,601       301        --     95,902     92,246      252        --     92,498
Other policy-related
 balances....................      5,353       455        32      5,840      5,416      294       (39)     5,671
Other liabilities............     10,350     7,020    16,077     33,447      8,690    7,046    16,444     32,180
                              ---------- --------- ---------  --------- ---------- -------- ---------  ---------
  Total liabilities.......... $  226,447 $  10,035 $  16,109  $ 252,591 $  216,424 $  9,483 $  16,405  $ 242,312
                              ========== ========= =========  ========= ========== ======== =========  =========

  Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $13.8 billion at both December 31, 2014 and 2013. The deposit liabilities on reinsurance were $6.8 billion and $6.5 billion at December 31, 2014 and 2013, respectively.

Related Party Reinsurance Transactions

  The Company has reinsurance agreements with certain of MetLife, Inc.'s subsidiaries, including MetLife Insurance Company USA ("MetLife USA"), First MetLife Investors Insurance Company ("First MetLife"), MetLife Reinsurance Company of Charleston ("MRC"), MetLife Reinsurance Company of Vermont and Metropolitan Tower Life Insurance Company, all of which are related parties.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Reinsurance (continued)


  Information regarding the significant effects of affiliated reinsurance included in the consolidated statements of operations was as follows:

                                                             Years Ended December 31,
                                                             ------------------------
                                                              2014    2013     2012
                                                             ------  ------  --------
                                                                   (In millions)
Premiums
Reinsurance assumed......................................... $  681  $  451  $    319
Reinsurance ceded...........................................    (36)    (45)      (54)
                                                             ------  ------  --------
 Net premiums............................................... $  645  $  406  $    265
                                                             ======  ======  ========
Universal life and investment-type product policy fees
Reinsurance assumed......................................... $   48  $   40  $     39
Reinsurance ceded...........................................   (240)   (221)     (216)
                                                             ------  ------  --------
 Net universal life and investment-type product policy fees. $ (192) $ (181) $   (177)
                                                             ======  ======  ========
Other revenues
Reinsurance assumed......................................... $    2  $   (2) $     (6)
Reinsurance ceded...........................................    713     675       790
                                                             ------  ------  --------
 Net other revenues......................................... $  715  $  673  $    784
                                                             ======  ======  ========
Policyholder benefits and claims
Reinsurance assumed......................................... $  623  $  402  $    334
Reinsurance ceded...........................................   (197)   (144)     (177)
                                                             ------  ------  --------
 Net policyholder benefits and claims....................... $  426  $  258  $    157
                                                             ======  ======  ========
Interest credited to policyholder account balances
Reinsurance assumed......................................... $   33  $   31  $     30
Reinsurance ceded...........................................    (88)   (102)      (98)
                                                             ------  ------  --------
 Net interest credited to policyholder account balances..... $  (55) $  (71) $    (68)
                                                             ======  ======  ========
Other expenses
Reinsurance assumed......................................... $  298  $  326  $    357
Reinsurance ceded...........................................    680     653       789
                                                             ------  ------  --------
 Net other expenses......................................... $  978  $  979  $  1,146
                                                             ======  ======  ========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Reinsurance (continued)


  Information regarding the significant effects of affiliated reinsurance included in the consolidated balance sheets was as follows at:

                                                                      December 31,
                                                         --------------------------------------
                                                                2014                2013
                                                         ------------------  ------------------
                                                         Assumed    Ceded    Assumed    Ceded
                                                         -------- ---------  -------- ---------
                                                                      (In millions)
Assets
Premiums, reinsurance and other receivables............. $    257 $  15,453  $    109 $  15,748
Deferred policy acquisition costs and value of business
  acquired..............................................      370      (231)      309      (273)
                                                         -------- ---------  -------- ---------
 Total assets........................................... $    627 $  15,222  $    418 $  15,475
                                                         ======== =========  ======== =========
Liabilities
Future policy benefits.................................. $  1,146 $      --  $    761 $      --
Policyholder account balances...........................      288        --       239        --
Other policy-related balances...........................      264        32        67       (39)
Other liabilities.......................................    6,610    13,545     6,606    14,044
                                                         -------- ---------  -------- ---------
 Total liabilities...................................... $  8,308 $  13,577  $  7,673 $  14,005
                                                         ======== =========  ======== =========

  The Company ceded two blocks of business to two affiliates on a 75% coinsurance with funds withheld basis. Certain contractual features of these agreements qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivatives related to the funds withheld associated with these reinsurance agreements are included within other liabilities and increased/(decreased) the funds withheld balance by $20 million and ($11) million at December 31, 2014 and 2013, respectively. Net derivative gains (losses) associated with these embedded derivatives were ($39) million, $40 million and ($9) million for the years ended December 31, 2014, 2013 and 2012, respectively.

  The Company ceded risks to an affiliate related to guaranteed minimum benefit guarantees written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within premiums, reinsurance and other receivables and were $657 million and ($62) million at December 31, 2014 and 2013, respectively. Net derivative gains (losses) associated with the embedded derivatives were $497 million, ($1.7) billion and $14 million for the years ended December 31, 2014, 2013 and 2012, respectively.

  Certain contractual features of the closed block agreement with MRC create an embedded derivative, which is separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivative related to the funds withheld associated with this reinsurance agreement was included within other liabilities and increased the funds withheld balance by $1.1 billion and $709 million at December 31, 2014 and 2013, respectively. Net derivative gains (losses) associated with the embedded derivative were ($389) million, $664 million and $135 million for the years ended December 31, 2014, 2013 and 2012, respectively.

  In November 2014, MetLife Insurance Company of Connecticut ("MICC"), a wholly-owned subsidiary of MetLife, Inc., re-domesticated from Connecticut to Delaware, changed its name to MetLife Insurance Company

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Reinsurance (continued)

USA and merged with its subsidiary, MetLife Investors USA Insurance Company, and its affiliate, MetLife Investors Insurance Company, each a U.S. insurance company that issued variable annuity products in addition to other products, and Exeter Reassurance Company, Ltd. ("Exeter"), a former offshore, reinsurance subsidiary of MetLife, Inc. and affiliate of MICC that mainly reinsured guarantees associated with variable annuity products (the "Mergers"). The surviving entity of the Mergers was MetLife USA. Effective January 1, 2014, following receipt of New York State Department of Financial Services (the "Department of Financial Services") approval, MICC withdrew its license to issue insurance policies and annuity contracts in New York.

  Prior to the Mergers, certain related party transactions were consummated as summarized below. See Notes 8 and 9 for information regarding additional related party transactions.

    . Effective January 1, 2014, MICC reinsured with Metropolitan Life Insurance Company all existing New York insurance policies and annuity contracts that include a separate account feature. As a result of the reinsurance agreements, the significant effects to the Company were increases in other invested assets of $192 million, in other liabilities of $572 million, in future policy benefits of $128 million and in cash and cash equivalents and total investments of $494 million received from MICC.

    . In October 2014, the Company recaptured a block of universal life secondary guarantee business ceded to Exeter on a 75% coinsurance with funds withheld basis. As a result of this recapture, the significant effects to the Company were decreases in premiums, reinsurance and other receivables of $492 million, and in other liabilities of $432 million, as well as increases in DAC of $30 million and in other policy-related balances of $9 million.

    . In November 2014, the Company partially recaptured risks related to guaranteed minimum benefit guarantees on certain variable annuities previously ceded to Exeter. As a result of this recapture, the significant effects to the Company were decreases in premiums, reinsurance and other receivables of $719 million, and in other liabilities of $447 million, as well as increases in DAC of $7 million and in cash and cash equivalents of $324 million. There was also an increase in net income of $54 million which was reflected in other income.

    . Effective November 1, 2014, the Company entered into an agreement to assume 100% of certain variable annuities including guaranteed minimum benefit guarantees on a modified coinsurance basis from First MetLife. As a result of this reinsurance agreement, the significant effects to the Company were decreases in other liabilities of $269 million and in cash and cash equivalents paid to First MetLife of $218 million.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.1 billion and $1.2 billion of unsecured affiliated reinsurance recoverable balances at December 31, 2014 and 2013, respectively.

  Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $11.7 billion and $11.8 billion at December 31, 2014 and 2013, respectively. The deposit liabilities on affiliated reinsurance were $6.7 billion and $6.5 billion at December 31, 2014 and 2013, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


7. Closed Block

  On April 7, 2000 (the "Demutualization Date"), Metropolitan Life Insurance Company converted from a mutual life insurance company to a stock life insurance company and became a wholly-owned subsidiary of MetLife, Inc. The conversion was pursuant to an order by the New York Superintendent of Insurance approving Metropolitan Life Insurance Company's plan of reorganization, as amended (the "Plan of Reorganization"). On the Demutualization Date, Metropolitan Life Insurance Company established a closed block for the benefit of holders of certain individual life insurance policies of Metropolitan Life Insurance Company. Assets have been allocated to the closed block in an amount that has been determined to produce cash flows which, together with anticipated revenues from the policies included in the closed block, are reasonably expected to be sufficient to support obligations and liabilities relating to these policies, including, but not limited to, provisions for the payment of claims and certain expenses and taxes, and to provide for the continuation of policyholder dividend scales in effect for 1999, if the experience underlying such dividend scales continues, and for appropriate adjustments in such scales if the experience changes. At least annually, the Company compares actual and projected experience against the experience assumed in the then-current dividend scales. Dividend scales are adjusted periodically to give effect to changes in experience.

  The closed block assets, the cash flows generated by the closed block assets and the anticipated revenues from the policies in the closed block will benefit only the holders of the policies in the closed block. To the extent that, over time, cash flows from the assets allocated to the closed block and claims and other experience related to the closed block are, in the aggregate, more or less favorable than what was assumed when the closed block was established, total dividends paid to closed block policyholders in the future may be greater than or less than the total dividends that would have been paid to these policyholders if the policyholder dividend scales in effect for 1999 had been continued. Any cash flows in excess of amounts assumed will be available for distribution over time to closed block policyholders and will not be available to stockholders. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside of the closed block. The closed block will continue in effect as long as any policy in the closed block remains in-force. The expected life of the closed block is over 100 years.

  The Company uses the same accounting principles to account for the participating policies included in the closed block as it used prior to the Demutualization Date. However, the Company establishes a policyholder dividend obligation for earnings that will be paid to policyholders as additional dividends as described below. The excess of closed block liabilities over closed block assets at the Demutualization Date (adjusted to eliminate the impact of related amounts in AOCI) represents the estimated maximum future earnings from the closed block expected to result from operations attributed to the closed block after income taxes. Earnings of the closed block are recognized in income over the period the policies and contracts in the closed block remain in-force. Management believes that over time the actual cumulative earnings of the closed block will approximately equal the expected cumulative earnings due to the effect of dividend changes. If, over the period the closed block remains in existence, the actual cumulative earnings of the closed block are greater than the expected cumulative earnings of the closed block, the Company will pay the excess of the actual cumulative earnings of the closed block over the expected cumulative earnings to closed block policyholders as additional policyholder dividends unless offset by future unfavorable experience of the closed block and, accordingly, will recognize only the expected cumulative earnings in income with the excess recorded as a policyholder dividend obligation. If over such period, the actual cumulative earnings of the closed block are less than the expected cumulative earnings of the closed block, the Company will recognize only the actual earnings in income. However, the Company may change policyholder dividend scales in the future, which would be intended to increase future actual earnings until the actual cumulative earnings equal the expected cumulative earnings.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Closed Block (continued)


  Experience within the closed block, in particular mortality and investment yields, as well as realized and unrealized gains and losses, directly impact the policyholder dividend obligation. Amortization of the closed block DAC, which resides outside of the closed block, is based upon cumulative actual and expected earnings within the closed block. Accordingly, the Company's net income continues to be sensitive to the actual performance of the closed block.

  Closed block assets, liabilities, revenues and expenses are combined on a line-by-line basis with the assets, liabilities, revenues and expenses outside the closed block based on the nature of the particular item.

  Information regarding the closed block liabilities and assets designated to the closed block was as follows at:

                                                                                       December 31,
                                                                                   --------------------
                                                                                      2014       2013
                                                                                   ---------  ---------
                                                                                       (In millions)
Closed Block Liabilities
Future policy benefits............................................................ $  41,667  $  42,076
Other policy-related balances.....................................................       265        298
Policyholder dividends payable....................................................       461        456
Policyholder dividend obligation..................................................     3,155      1,771
Current income tax payable........................................................         1         18
Other liabilities.................................................................       646        582
                                                                                   ---------  ---------
   Total closed block liabilities.................................................    46,195     45,201
                                                                                   ---------  ---------
Assets Designated to the Closed Block
Investments:
 Fixed maturity securities available-for-sale, at estimated fair value............    29,199     28,374
 Equity securities available-for-sale, at estimated fair value....................        91         86
 Mortgage loans...................................................................     6,076      6,155
 Policy loans.....................................................................     4,646      4,669
 Real estate and real estate joint ventures.......................................       666        492
 Other invested assets............................................................     1,065        814
                                                                                   ---------  ---------
   Total investments..............................................................    41,743     40,590
Cash and cash equivalents.........................................................       227        238
Accrued investment income.........................................................       477        477
Premiums, reinsurance and other receivables.......................................        67         98
Deferred income tax assets........................................................       289        293
                                                                                   ---------  ---------
   Total assets designated to the closed block....................................    42,803     41,696
                                                                                   ---------  ---------
Excess of closed block liabilities over assets designated to the closed block.....     3,392      3,505
                                                                                   ---------  ---------
Amounts included in AOCI:
 Unrealized investment gains (losses), net of income tax..........................     2,291      1,502
 Unrealized gains (losses) on derivatives, net of income tax......................        28         (3)
 Allocated to policyholder dividend obligation, net of income tax.................    (2,051)    (1,151)
                                                                                   ---------  ---------
   Total amounts included in AOCI.................................................       268        348
                                                                                   ---------  ---------
Maximum future earnings to be recognized from closed block assets and liabilities. $   3,660  $   3,853
                                                                                   =========  =========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Closed Block (continued)


  Information regarding the closed block policyholder dividend obligation was as follows:

                                                                Years Ended December 31,
                                                               ---------------------------
                                                                 2014     2013      2012
                                                               -------- --------  --------
                                                                      (In millions)
Balance at January 1,......................................... $  1,771 $  3,828  $  2,919
Change in unrealized investment and derivative gains (losses).    1,384   (2,057)      909
                                                               -------- --------  --------
Balance at December 31,....................................... $  3,155 $  1,771  $  3,828
                                                               ======== ========  ========

  Information regarding the closed block revenues and expenses was as follows:

                                                                               Years Ended December 31,
                                                                               ---------------------
                                                                                2014     2013    2012
                                                                               ------   ------  ------
                                                                                   (In millions)
Revenues
Premiums...................................................................... $1,918   $1,987  $2,139
Net investment income.........................................................  2,093    2,130   2,188
Net investment gains (losses).................................................      7       25      61
Net derivative gains (losses).................................................     20       (6)    (12)
                                                                               ------   ------  ------
 Total revenues...............................................................  4,038    4,136   4,376
                                                                               ------   ------  ------
Expenses
Policyholder benefits and claims..............................................  2,598    2,702   2,783
Policyholder dividends........................................................    988      979   1,072
Other expenses................................................................    155      165     179
                                                                               ------   ------  ------
 Total expenses...............................................................  3,741    3,846   4,034
                                                                               ------   ------  ------
Revenues, net of expenses before provision for income tax expense (benefit)...    297      290     342
Provision for income tax expense (benefit)....................................    104      101     120
                                                                               ------   ------  ------
Revenues, net of expenses and provision for income tax expense (benefit) from
  continuing operations.......................................................    193      189     222
Revenues, net of expenses and provision for income tax expense (benefit) from
  discontinued operations.....................................................     --       --      10
                                                                               ------   ------  ------
Revenues, net of expenses and provision for income tax expense (benefit)...... $  193   $  189  $  232
                                                                               ======   ======  ======

  Metropolitan Life Insurance Company charges the closed block with federal income taxes, state and local premium taxes and other additive state or local taxes, as well as investment management expenses relating to the closed block as provided in the Plan of Reorganization. Metropolitan Life Insurance Company also charges the closed block for expenses of maintaining the policies included in the closed block.

8. Investments

  See Note 10 for information about the fair value hierarchy for investments and the related valuation methodologies.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


Investment Risks and Uncertainties

  Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

  The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

  The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, asset-backed securities ("ABS"), certain structured investment transactions and trading and FVO securities) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

Fixed Maturity and Equity Securities AFS

 Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the fixed maturity and equity securities AFS by sector. Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities and non-redeemable

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

 preferred stock is reported within equity securities. Included within fixed maturity securities are structured securities including RMBS, ABS and commercial mortgage-backed securities ("CMBS").

                                          December 31, 2014                                 December 31, 2013
                           ------------------------------------------------ -------------------------------------------------
                                           Gross Unrealized                                 Gross Unrealized
                            Cost or   -------------------------- Estimated   Cost or   --------------------------  Estimated
                           Amortized            Temporary  OTTI    Fair     Amortized            Temporary  OTTI     Fair
                             Cost       Gains    Losses   Losses   Value      Cost       Gains    Losses   Losses    Value
                           ---------- --------- --------- ------ ---------- ---------- --------- --------- ------  ----------
                                                                     (In millions)
Fixed maturity securities
U.S. corporate............ $   59,532 $   6,246 $    421  $  --  $   65,357 $   60,244 $   4,678 $     693 $   --  $   64,229
U.S. Treasury and agency..     34,391     4,698       19     --      39,070     29,508     1,730       694     --      30,544
Foreign corporate.........     28,395     1,934      511     --      29,818     27,082     1,959       285     --      28,756
RMBS......................     26,893     1,493      157     66      28,163     24,119     1,109       368    150      24,710
ABS (1)...................      8,206       102       82     --       8,226      7,789       151       117     (1)      7,824
CMBS......................      7,705       241       33     --       7,913      8,203       262        89     --       8,376
State and political
 subdivision..............      5,329     1,197        6     --       6,520      5,386       467        76     --       5,777
Foreign government........      3,153       761       70     --       3,844      3,040       597       107     --       3,530
                           ---------- --------- --------  -----  ---------- ---------- --------- --------- ------  ----------
 Total fixed maturity
  securities.............. $  173,604 $  16,672 $  1,299  $  66  $  188,911 $  165,371 $  10,953 $   2,429 $  149  $  173,746
                           ========== ========= ========  =====  ========== ========== ========= ========= ======  ==========
Equity securities
Common stock.............. $    1,236 $     142 $     26  $  --  $    1,352 $    1,070 $      97 $       3 $   --  $    1,164
Non-redeemable preferred
 stock....................        690        53       30     --         713        743        62        77     --         728
                           ---------- --------- --------  -----  ---------- ---------- --------- --------- ------  ----------
 Total equity securities.. $    1,926 $     195 $     56  $  --  $    2,065 $    1,813 $     159 $      80 $   --  $    1,892
                           ========== ========= ========  =====  ========== ========== ========= ========= ======  ==========

--------

(1)The noncredit loss component of OTTI losses was in an unrealized gain position of $1 million for ABS at December 31, 2013, due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities. See also "--Net Unrealized Investment Gains (Losses)."

   The Company held non-income producing fixed maturity securities with an estimated fair value of $6 million and $38 million with unrealized gains (losses) of $5 million and $12 million at December 31, 2014 and 2013, respectively.

 Methodology for Amortization of Premium and Accretion of Discount on Structured Securities

   Amortization of premium and accretion of discount on structured securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and ABS are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and ABS and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and ABS, the effective yield is recalculated on a retrospective basis.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Maturities of Fixed Maturity Securities

   The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at:

                                                         December 31,
                                            ---------------------------------------
                                                   2014                2013
                                            ------------------- -------------------
                                                      Estimated           Estimated
                                            Amortized   Fair    Amortized   Fair
                                              Cost      Value     Cost      Value
                                            --------- --------- --------- ---------
                                                         (In millions)
Due in one year or less.................... $  5,841  $  5,902  $  6,411  $  6,516
Due after one year through five years......   36,600    38,115    34,696    36,556
Due after five years through ten years.....   39,257    41,519    35,725    38,347
Due after ten years........................   49,102    59,073    48,428    51,417
                                            --------  --------  --------  --------
   Subtotal................................  130,800   144,609   125,260   132,836
Structured securities (RMBS, ABS and CMBS).   42,804    44,302    40,111    40,910
                                            --------  --------  --------  --------
   Total fixed maturity securities......... $173,604  $188,911  $165,371  $173,746
                                            ========  ========  ========  ========

   Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. RMBS, ABS and CMBS are shown separately, as they are not due at a single maturity.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position.

                                              December 31, 2014                         December 31, 2013
                                  ----------------------------------------- -----------------------------------------
                                                       Equal to or Greater                       Equal to or Greater
                                  Less than 12 Months     than 12 Months    Less than 12 Months     than 12 Months
                                  -------------------- -------------------- -------------------- --------------------
                                  Estimated   Gross    Estimated   Gross    Estimated   Gross    Estimated   Gross
                                    Fair    Unrealized   Fair    Unrealized   Fair    Unrealized   Fair    Unrealized
                                    Value     Losses     Value     Losses     Value     Losses     Value     Losses
                                  --------- ---------- --------- ---------- --------- ---------- --------- ----------
                                                      (In millions, except number of securities)
Fixed maturity securities
U.S. corporate................... $   8,950   $  260   $  2,251    $  161   $   8,512  $    426  $  1,948    $  267
U.S. Treasury and agency.........     3,933        6        982        13      10,077       687        33         7
Foreign corporate................     7,052      397      1,165       114       4,217       176       952       109
RMBS.............................     3,141       63      1,900       160       8,194       291     1,675       227
ABS..............................     3,147       45        732        37       1,701        28       530        88
CMBS.............................       772       20        461        13       2,022        74       221        15
State and political subdivision..        26       --         76         6         737        44        92        32
Foreign government...............       327       32        265        38         763        94        54        13
                                  ---------   ------   --------    ------   ---------  --------  --------    ------
  Total fixed maturity
   securities.................... $  27,348   $  823   $  7,832    $  542   $  36,223  $  1,820  $  5,505    $  758
                                  =========   ======   ========    ======   =========  ========  ========    ======
Equity securities
Common stock..................... $      98   $   26   $      1    $   --   $      37  $      3  $     --    $   --
Non-redeemable preferred
 stock...........................        32       --        139        30         222        41       125        36
                                  ---------   ------   --------    ------   ---------  --------  --------    ------
  Total equity securities........ $     130   $   26   $    140    $   30   $     259  $     44  $    125    $   36
                                  =========   ======   ========    ======   =========  ========  ========    ======
Total number of securities in an
 unrealized loss position........     1,997                 642                 2,211                 469
                                  =========            ========             =========            ========

 Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

  Evaluation and Measurement Methodologies

    Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost;
  (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to structured securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

    The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

 . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

 . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

 . Additional considerations are made when assessing the unique features that apply to certain structured securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

 . When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described above, as well as any private and public sector programs to restructure such securities.

    With respect to securities that have attributes of debt and equity (perpetual hybrid securities), consideration is given in the OTTI analysis as to whether there has been any deterioration in the credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. Consideration is also given as to whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

    The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

    In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

  Current Period Evaluation

    Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2014. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), and changes in credit ratings, collateral valuation, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, OTTI may be incurred in upcoming periods.

    Gross unrealized losses on fixed maturity securities decreased $1.2 billion during the year ended December 31, 2014 from $2.6 billion to $1.4 billion. The decrease in gross unrealized losses for the year ended December 31, 2014, was primarily attributable to a decrease in interest rates, partially offset by widening credit spreads.

    At December 31, 2014, $67 million of the total $1.4 billion of gross unrealized losses were from 27 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

  Investment Grade Fixed Maturity Securities

    Of the $67 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $24 million, or 36%, were related to gross unrealized losses on 12 investment grade fixed maturity securities. Unrealized losses on investment grade fixed maturity securities are principally related to widening credit spreads and, with respect to fixed-rate fixed maturity securities, rising interest rates since purchase.

  Below Investment Grade Fixed Maturity Securities

    Of the $67 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $43 million, or 64%, were related to gross unrealized losses on 15 below investment grade fixed maturity securities. Unrealized losses on below investment grade fixed maturity securities are principally related to non-agency RMBS (primarily alternative residential mortgage

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  loans) and ABS (primarily foreign ABS) and are the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainties including concerns over valuations of residential real estate supporting non-agency RMBS. Management evaluates non-agency RMBS and ABS based on actual and projected cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security.

  Equity Securities

    Gross unrealized losses on equity securities decreased $24 million during the year ended December 31, 2014 from $80 million to $56 million. Of the $56 million, $23 million were from six equity securities with gross unrealized losses of 20% or more of cost for 12 months or greater, all of which were financial services industry investment grade non-redeemable preferred stock, of which 26% were rated A or better.

Mortgage Loans

 Mortgage Loans by Portfolio Segment

  Mortgage loans are summarized as follows at:

                                                                      December 31,
                                                     ----------------------------------------------
                                                              2014                    2013
                                                     ---------------------  -----------------------
                                                       Carrying     % of      Carrying
                                                         Value      Total       Value     % of Total
                                                     ------------- -------  ------------- ----------
                                                     (In millions)          (In millions)
Mortgage loans held-for-investment:
 Commercial.........................................   $  32,482     66.2%    $  33,072       71.9%
 Agricultural.......................................      11,033      22.5       11,025        24.0
 Residential........................................       5,494      11.2        1,858         4.0
                                                       ---------   -------    ---------    --------
   Subtotal (1).....................................      49,009      99.9       45,955        99.9
 Valuation allowances...............................        (258)    (0.5)         (272)      (0.6)
                                                       ---------   -------    ---------    --------
   Subtotal mortgage loans held-for-investment, net.      48,751      99.4       45,683        99.3
 Residential -- FVO.................................         308       0.6          338         0.7
                                                       ---------   -------    ---------    --------
   Total mortgage loans held-for-investment, net....      49,059     100.0       46,021       100.0
 Mortgage loans held-for-sale.......................          --        --            3          --
                                                       ---------   -------    ---------    --------
   Total mortgage loans, net........................   $  49,059     100.0%   $  46,024       100.0%
                                                       =========   =======    =========    ========

--------

(1)Purchases of mortgage loans were $4.7 billion and $2.2 billion for the years ended December 31, 2014 and 2013, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Mortgage Loans, Valuation Allowance and Impaired Loans by Portfolio Segment

   Mortgage loans held-for-investment by portfolio segment, by method of evaluation of credit loss, impaired mortgage loans including those modified in a troubled debt restructuring, and the related valuation allowances, were as follows at and for the years ended:

                                                                                      Evaluated Collectively
                                Evaluated Individually for Credit Losses                for Credit Losses      Impaired Loans
                   ------------------------------------------------------------------ ---------------------  -------------------
                      Impaired Loans with a Valuation      Impaired Loans without a
                                 Allowance                    Valuation Allowance
                   -------------------------------------- ---------------------------
                                                                                                                       Average
                   Unpaid Principal  Recorded  Valuation  Unpaid Principal  Recorded   Recorded   Valuation  Carrying  Recorded
                       Balance      Investment Allowances     Balance      Investment Investment  Allowances  Value   Investment
                   ---------------- ---------- ---------- ---------------- ---------- ----------  ---------- -------- ----------
                                                                  (In millions)
December 31, 2014
Commercial........      $   75        $   75     $  24         $   84        $   84   $  32,323     $  158    $  135    $  298
Agricultural......          47            45         2             14            13      10,975         33        56        76
Residential.......          --            --        --             40            37       5,457         41        37        17
                        ------        ------     -----         ------        ------   ---------     ------    ------    ------
Total.............      $  122        $  120     $  26         $  138        $  134   $  48,755     $  232    $  228    $  391
                        ======        ======     =====         ======        ======   =========     ======    ======    ======
December 31, 2013
Commercial........      $  173        $  169     $  49         $  247        $  246   $  32,657     $  164    $  366    $  430
Agricultural......          64            62         7             35            34      10,929         33        89       151
Residential.......          --            --        --              5             4       1,854         19         4         2
                        ------        ------     -----         ------        ------   ---------     ------    ------    ------
Total.............      $  237        $  231     $  56         $  287        $  284   $  45,440     $  216    $  459    $  583
                        ======        ======     =====         ======        ======   =========     ======    ======    ======

   The average recorded investment for commercial, agricultural and residential mortgage loans was $384 million, $201 million and $0, respectively, for the year ended December 31, 2012.

 Valuation Allowance Rollforward by Portfolio Segment

   The changes in the valuation allowance, by portfolio segment, were as follows:

                                  Commercial Agricultural Residential  Total
                                  ---------- ------------ ----------- --------
                                                 (In millions)
  Balance at January 1, 2012.....  $    318    $    75      $    --   $    393
  Provision (release)............      (50)          2           --       (48)
  Charge-offs, net of recoveries.      (12)       (24)           --       (36)
  Transfers to held-for-sale.....        --        (5)           --        (5)
                                   --------    -------      -------   --------
  Balance at December 31, 2012...       256         48           --        304
  Provision (release)............      (43)          3           19       (21)
  Charge-offs, net of recoveries.        --       (11)           --       (11)
  Transfers to held-for-sale.....        --         --           --         --
                                   --------    -------      -------   --------
  Balance at December 31, 2013...       213         40           19        272
  Provision (release)............       (8)        (4)           27         15
  Charge-offs, net of recoveries.      (23)        (1)          (5)       (29)
  Transfers to held-for-sale.....        --         --           --         --
                                   --------    -------      -------   --------
  Balance at December 31, 2014...  $    182    $    35      $    41   $    258
                                   ========    =======      =======   ========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


  Valuation Allowance Methodology

    Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for all three portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

  Commercial and Agricultural Mortgage Loan Portfolio Segments

    The Company typically uses several years of historical experience in establishing non-specific valuation allowances which captures multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For evaluations of agricultural mortgage loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for commercial and agricultural mortgage loans.

    All commercial mortgage loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. All agricultural mortgage loans are monitored on an ongoing basis. The monitoring process for agricultural mortgage loans is generally similar to the commercial mortgage loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

    For commercial mortgage loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial mortgage loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and loan-to-value ratio, as well as the values utilized in calculating these ratios, are updated annually, on a rolling basis, with a portion of the loan portfolio updated each quarter.

    For agricultural mortgage loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural mortgage loan portfolio and are routinely updated.

  Residential Mortgage Loan Portfolio Segment

    The Company's residential mortgage loan portfolio is comprised primarily of closed end, amortizing residential mortgage loans. For evaluations of residential mortgage loans, the key inputs of expected frequency and expected loss reflect current market conditions, with expected frequency adjusted, when appropriate, for differences from market conditions and the Company's historical experience. In contrast to the commercial and agricultural mortgage loan portfolios, residential mortgage loans are smaller-balance homogeneous loans that are collectively evaluated for impairment. Non-specific valuation allowances are established using the evaluation framework described above for pools of loans with similar risk characteristics from inputs that are unique to the residential segment of the loan portfolio. Loan specific valuation allowances are only established on residential mortgage loans when they have been restructured and are established using the methodology described above for all loan portfolio segments.

    For residential mortgage loans, the Company's primary credit quality indicator is whether the loan is performing or nonperforming. The Company generally defines nonperforming residential mortgage loans as those that are 60 or more days past due and/or in non-accrual status which is assessed monthly. Generally, nonperforming residential mortgage loans have a higher risk of experiencing a credit loss.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Credit Quality of Commercial Mortgage Loans

   The credit quality of commercial mortgage loans held-for-investment, were as follows at:

                                     Recorded Investment
                       ------------------------------------------------
                        Debt Service Coverage Ratios                      Estimated
                       -------------------------------           % of       Fair      % of
                        > 1.20x  1.00x - 1.20x < 1.00x   Total   Total      Value     Total
                       --------- ------------- ------- --------- ------ ------------- ------
                                     (In millions)                      (In millions)
December 31, 2014
Loan-to-value ratios:
Less than 65%......... $  26,810   $    746    $  761  $  28,317  87.2%   $  29,860    87.7%
65% to 75%............     2,783        391        86      3,260   10.0       3,322      9.8
76% to 80%............       109         --         8        117    0.4         121      0.3
Greater than 80%......       384        256       148        788    2.4         736      2.2
                       ---------   --------    ------  --------- ------   ---------   ------
 Total................ $  30,086   $  1,393    $1,003  $  32,482 100.0%   $  34,039   100.0%
                       =========   ========    ======  ========= ======   =========   ======
December 31, 2013
Loan-to-value ratios:
Less than 65%......... $  24,585   $    476    $  596  $  25,657  77.6%   $  26,900    78.4%
65% to 75%............     5,219        438       104      5,761   17.4       5,852     17.1
76% to 80%............       444        157       189        790    2.4         776      2.3
Greater than 80%......       583        205        76        864    2.6         769      2.2
                       ---------   --------    ------  --------- ------   ---------   ------
 Total................ $  30,831   $  1,276    $  965  $  33,072 100.0%   $  34,297   100.0%
                       =========   ========    ======  ========= ======   =========   ======

 Credit Quality of Agricultural Mortgage Loans

   The credit quality of agricultural mortgage loans held-for-investment were as follows at:

                                             December 31,
                             ---------------------------------------------
                                      2014                   2013
                             ---------------------- ----------------------
                               Recorded     % of      Recorded     % of
                              Investment    Total    Investment    Total
                             ------------- -------- ------------- --------
                             (In millions)          (In millions)
      Loan-to-value ratios:
      Less than 65%.........   $  10,462      94.8%   $  10,165      92.2%
      65% to 75%............         469        4.2         659        6.0
      76% to 80%............          17        0.2          84        0.8
      Greater than 80%......          85        0.8         117        1.0
                               ---------   --------   ---------   --------
       Total................   $  11,033     100.0%   $  11,025     100.0%
                               =========   ========   =========   ========

   The estimated fair value of agricultural mortgage loans held-for-investment was $11.4 billion and $11.3 billion at December 31, 2014 and 2013, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Credit Quality of Residential Mortgage Loans

   The credit quality of residential mortgage loans held-for-investment were as follows at:

                                              December 31,
                              ---------------------------------------------
                                      2014                   2013
                              -------------------- ------------------------
                                Recorded    % of     Recorded
                               Investment   Total   Investment   % of Total
                              ------------- ------ ------------- ----------
                              (In millions)        (In millions)
     Performance indicators:
     Performing..............   $  5,345     97.3%   $  1,812        97.5%
     Nonperforming...........        149       2.7         46          2.5
                                --------    ------   --------     --------
      Total..................   $  5,494    100.0%   $  1,858       100.0%
                                ========    ======   ========     ========

   The estimated fair value of residential mortgage loans held-for-investment was $5.6 billion and $1.8 billion at December 31, 2014 and 2013, respectively.

 Past Due and Interest Accrual Status of Mortgage Loans

   The Company has a high quality, well performing mortgage loan portfolio, with 99% of all mortgage loans classified as performing at both December 31, 2014 and 2013. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial and residential mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The past due and accrual status of mortgage loans at recorded investment, prior to valuation allowances, by portfolio segment, were as follows at:

                           Past Due                        Nonaccrual Status
              ----------------------------------- -----------------------------------
              December 31, 2014 December 31, 2013 December 31, 2014 December 31, 2013
              ----------------- ----------------- ----------------- -----------------
                                           (In millions)
Commercial...      $   --             $  --            $   75            $  169
Agricultural.           1                44                41                47
Residential..         149                46               149                46
                   ------             -----            ------            ------
 Total.......      $  150             $  90            $  265            $  262
                   ======             =====            ======            ======

 Mortgage Loans Modified in a Troubled Debt Restructuring

   For a small portion of the mortgage loan portfolio, classified as troubled debt restructurings, concessions are granted related to borrowers experiencing financial difficulties. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concession granted is considered in determining any impairment or changes in the specific valuation allowance. During the years ended December 31, 2014 and 2013, the Company did not have a significant amount of mortgage loans modified in a troubled debt restructuring.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


Other Invested Assets

  Other invested assets is comprised primarily of freestanding derivatives with positive estimated fair values (see Note 9), tax credit and renewable energy partnerships, loans to affiliates (see "-- Related Party Investment Transactions") and leveraged and direct financing leases.

 Leveraged and Direct Financing Leases

   Investment in leveraged and direct financing leases consisted of the following at:

                                                                December 31,
                                                   ---------------------------------------
                                                          2014                2013
                                                   ------------------- -------------------
                                                              Direct              Direct
                                                   Leveraged Financing Leveraged Financing
                                                    Leases    Leases    Leases    Leases
                                                   --------- --------- --------- ---------
                                                                (In millions)
Rental receivables, net........................... $  1,320   $  406   $  1,393   $  413
Estimated residual values.........................      827       57        853       52
                                                   --------   ------   --------   ------
   Subtotal.......................................    2,147      463      2,246      465
Unearned income...................................    (686)    (178)      (742)    (177)
                                                   --------   ------   --------   ------
   Investment in leases, net of non-recourse debt. $  1,461   $  285   $  1,504   $  288
                                                   ========   ======   ========   ======

   Rental receivables are generally due in periodic installments. The payment periods for leveraged leases range from one to 15 years but in certain circumstances can be over 30 years, while the payment periods for direct financing leases range from one to 22 years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or nonperforming, which is assessed monthly. The Company generally defines nonperforming rental receivables as those that are 90 days or more past due. At December 31, 2014 and 2013, all leveraged lease receivables and direct financing rental receivables were performing.

   The deferred income tax liability related to leveraged leases was $1.3 billion and $1.4 billion at December 31, 2014 and 2013, respectively.

   The components of income from investments in leveraged and direct financing leases, excluding net investment gains (losses), were as follows:

                                                        Years Ended December 31,
                                       -----------------------------------------------------------
                                              2014                2013                2012
                                       ------------------- ------------------- -------------------
                                                  Direct              Direct              Direct
                                       Leveraged Financing Leveraged Financing Leveraged Financing
                                        Leases    Leases    Leases    Leases    Leases    Leases
                                       --------- --------- --------- --------- --------- ---------
                                                              (In millions)
Income from investment in leases......  $   51    $   19    $   60    $   17    $   34    $   15
Less: Income tax expense on leases....      18         7        21         6        12         5
                                        ------    ------    ------    ------    ------    ------
   Investment income after income tax.  $   33    $   12    $   39    $   11    $   22    $   10
                                        ======    ======    ======    ======    ======    ======

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


Cash Equivalents

  The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $1.0 billion and $790 million at December 31, 2014 and 2013, respectively.

Net Unrealized Investment Gains (Losses)

  Unrealized investment gains (losses) on fixed maturity and equity securities AFS and the effect on DAC, VOBA, DSI, future policy benefits and the policyholder dividend obligation, that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in AOCI.

  The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                                          Years Ended December 31,
                                                                        ----------------------------
                                                                          2014      2013     2012
                                                                        --------- -------- ---------
                                                                               (In millions)
Fixed maturity securities.............................................. $  15,374 $  8,521 $  19,120
Fixed maturity securities with noncredit OTTI losses in AOCI...........      (66)    (149)     (256)
                                                                        --------- -------- ---------
 Total fixed maturity securities.......................................    15,308    8,372    18,864
Equity securities......................................................       173       83      (13)
Derivatives............................................................     1,649      361     1,052
Short-term investments.................................................        --       --       (2)
Other..................................................................        87        5        18
                                                                        --------- -------- ---------
 Subtotal..............................................................    17,217    8,821    19,919
                                                                        --------- -------- ---------
Amounts allocated from:
 Future policy benefits................................................   (1,964)    (610)   (5,120)
 DAC and VOBA related to noncredit OTTI losses recognized in
   AOCI................................................................       (3)        5        12
 DAC, VOBA and DSI.....................................................     (918)    (721)   (1,231)
 Policyholder dividend obligation......................................   (3,155)  (1,771)   (3,828)
                                                                        --------- -------- ---------
   Subtotal............................................................   (6,040)  (3,097)  (10,167)
Deferred income tax benefit (expense) related to noncredit OTTI losses
  recognized in AOCI...................................................        25       51        86
Deferred income tax benefit (expense)..................................   (3,928)  (2,070)   (3,498)
                                                                        --------- -------- ---------
     Net unrealized investment gains (losses)..........................     7,274    3,705     6,340
     Net unrealized investment gains (losses) attributable to
       noncontrolling interests........................................       (1)      (1)       (1)
                                                                        --------- -------- ---------
       Net unrealized investment gains (losses) attributable to
         Metropolitan Life Insurance Company........................... $   7,273 $  3,704 $   6,339
                                                                        ========= ======== =========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


  The changes in fixed maturity securities with noncredit OTTI losses included in AOCI were as follows:

                                                           Years Ended December 31,
                                                         ----------------------------
                                                              2014           2013
                                                         ------------- --------------
                                                                (In millions)
Balance at January 1,................................... $       (149) $        (256)
Noncredit OTTI losses and subsequent changes recognized.            10             47
Securities sold with previous noncredit OTTI loss.......            41            114
Subsequent changes in estimated fair value..............            32           (54)
                                                         ------------- --------------
Balance at December 31,................................. $        (66) $        (149)
                                                         ============= ==============

  The changes in net unrealized investment gains (losses) were as follows:

                                                                             Years Ended December 31,
                                                                         --------------------------------
                                                                            2014       2013       2012
                                                                         ---------- ---------- ----------
                                                                                  (In millions)
Balance at January 1,................................................... $    3,704 $    6,339 $    4,868
Fixed maturity securities on which noncredit OTTI losses have been
  recognized............................................................         83        107        266
Unrealized investment gains (losses) during the year....................      8,313   (11,205)      4,679
Unrealized investment gains (losses) relating to:
 Future policy benefits.................................................    (1,354)      4,510    (1,625)
 DAC and VOBA related to noncredit OTTI losses recognized in
   AOCI.................................................................        (8)        (7)       (21)
 DAC, VOBA and DSI......................................................      (197)        510      (129)
 Policyholder dividend obligation.......................................    (1,384)      2,057      (909)
 Deferred income tax benefit (expense) related to noncredit OTTI
   losses recognized in AOCI............................................       (26)       (35)       (86)
 Deferred income tax benefit (expense)..................................    (1,858)      1,428      (704)
                                                                         ---------- ---------- ----------
Net unrealized investment gains (losses)................................      7,273      3,704      6,339
Net unrealized investment gains (losses) attributable to noncontrolling
  interests.............................................................         --         --         --
                                                                         ---------- ---------- ----------
Balance at December 31,................................................. $    7,273 $    3,704 $    6,339
                                                                         ========== ========== ==========
   Change in net unrealized investment gains (losses)................... $    3,569 $  (2,635) $    1,471
   Change in net unrealized investment gains (losses) attributable to
     noncontrolling interests...........................................         --         --         --
                                                                         ---------- ---------- ----------
     Change in net unrealized investment gains (losses) attributable
       to Metropolitan Life Insurance Company........................... $    3,569 $  (2,635) $    1,471
                                                                         ========== ========== ==========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


Concentrations of Credit Risk

  There were no investments in any counterparty that were greater than 10% of the Company's equity, other than the U.S. government and its agencies, at both December 31, 2014 and 2013.

Securities Lending

  Elements of the securities lending program are presented below at:

                                                             December 31,
                                                        -----------------------
                                                           2014        2013
                                                        ----------- -----------
                                                             (In millions)
Securities on loan: (1)
 Amortized cost........................................ $    19,099 $    18,829
 Estimated fair value.................................. $    21,185 $    19,153
Cash collateral on deposit from counterparties (2)..... $    21,635 $    19,673
Security collateral on deposit from counterparties (3). $        19 $        --
Reinvestment portfolio -- estimated fair value......... $    22,046 $    19,822

--------

(1)Included within fixed maturity securities, short-term investments and equity securities.

(2)Included within payables for collateral under securities loaned and other transactions.

(3)Security collateral on deposit from counterparties may not be sold or re-pledged, unless the counterparty is in default, and is not reflected in the consolidated financial statements.

Invested Assets on Deposit and Pledged as Collateral

  Invested assets on deposit and pledged as collateral are presented below at estimated fair value for all asset classes, except mortgage loans, which are presented at carrying value at:

                                                                  December 31,
                                                             -----------------------
                                                                2014        2013
                                                             ----------- -----------
                                                                  (In millions)
Invested assets on deposit (regulatory deposits)............ $     1,421 $     1,338
Invested assets pledged as collateral (1)...................      20,712      19,555
                                                             ----------- -----------
 Total invested assets on deposit and pledged as collateral. $    22,133 $    20,893
                                                             =========== ===========

--------

(1)The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 4), and derivative transactions (see Note 9).

    See "-- Securities Lending" for information regarding securities on loan and Note 7 for information regarding investments designated to the closed block.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


Purchased Credit Impaired Investments

  Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

  The Company's PCI fixed maturity securities were as follows at:

                                                         December 31,
                                                   -------------------------
                                                       2014         2013
                                                   ------------ ------------
                                                         (In millions)
   Outstanding principal and interest balance (1). $      4,614 $      4,653
   Carrying value (2)............................. $      3,651 $      3,601

--------

(1)Represents the contractually required payments, which is the sum of contractual principal, whether or not currently due, and accrued interest.

(2)Estimated fair value plus accrued interest.

  The following table presents information about PCI fixed maturity securities acquired during the periods indicated:

                                                       Years Ended December 31,
                                                       -----------------------
                                                          2014         2013
                                                       ----------  ------------
                                                            (In millions)
 Contractually required payments (including interest). $      820  $      1,612
 Cash flows expected to be collected (1).............. $      644  $      1,248
 Fair value of investments acquired................... $      433  $        841

--------

(1)Represents undiscounted principal and interest cash flow expectations, at the date of acquisition.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


  The following table presents activity for the accretable yield on PCI fixed maturity securities for:

                                                      Years Ended December 31,
                                                      -------------------------
                                                          2014         2013
                                                      ------------ ------------
                                                            (In millions)
 Accretable yield, January 1,........................ $      2,431 $      2,357
 Investments purchased...............................          211          407
 Accretion recognized in earnings....................        (217)        (236)
 Disposals...........................................         (47)        (144)
 Reclassification (to) from nonaccretable difference.        (495)           47
                                                      ------------ ------------
 Accretable yield, December 31,...................... $      1,883 $      2,431
                                                      ============ ============

Collectively Significant Equity Method Investments

  The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $9.9 billion at December 31, 2014. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $2.7 billion at December 31, 2014. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

  As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss) from continuing operations for one of the three most recent annual periods:
2013. The Company is providing the following aggregated summarized financial data for such equity method investments, for the most recent annual periods, in order to provide comparative information. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

  The aggregated summarized financial data presented below reflects the latest available financial information and is as of, and for, the years ended
December 31, 2014, 2013 and 2012. Aggregate total assets of these entities totaled $351.0 billion and $280.7 billion at December 31, 2014 and 2013, respectively. Aggregate total liabilities of these entities totaled $32.1 billion and $23.5 billion at December 31, 2014 and 2013, respectively. Aggregate net income (loss) of these entities totaled $33.7 billion, $25.0 billion and $16.5 billion for the years ended December 31, 2014, 2013 and 2012, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

  The Company has invested in certain structured transactions (including consolidated securitization entities ("CSEs")) that are VIEs. In certain instances, the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, is deemed to be the primary beneficiary or consolidator of the entity.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


  The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on a quarterly basis. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the consolidated financial statements.

 Consolidated VIEs

   The following table presents the total assets and total liabilities relating to VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2014 and 2013. Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company's obligation to the VIEs is limited to the amount of its committed investment.

                                                                             December 31,
                                                                ---------------------------------------
                                                                       2014                2013
                                                                ------------------ --------------------
                                                                Total     Total     Total      Total
                                                                Assets Liabilities  Assets  Liabilities
                                                                ------ ----------- -------- -----------
                                                                             (In millions)
Fixed maturity securities (1).................................. $  163   $   78    $    159   $   80
Other invested assets..........................................     59       --          82        7
Other limited partnership interests............................     37       --          61       --
CSEs (assets (primarily securities) and liabilities (primarily
  debt)) (2)...................................................     16       15          23       22
Real estate joint ventures (3).................................      9       15       1,181      443
                                                                ------   ------    --------   ------
 Total......................................................... $  284   $  108    $  1,506   $  552
                                                                ======   ======    ========   ======

--------

(1)The Company consolidates certain fixed maturity securities purchased in an investment vehicle which was partially funded with affiliated long-term debt. The long-term debt bears interest primarily at variable rates, payable on a bi-annual basis. Interest expense related to these obligations, included in other expenses, was $2 million for both the years ended
   December 31, 2014 and 2013 and was $1 million for the year ended
   December 31, 2012.

(2)The Company consolidates entities that are structured as collateralized debt obligations. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise. The Company's exposure was limited to that of its remaining investment in these entities of less than $1 million at estimated fair value at both December 31, 2014 and 2013. The long-term debt bears interest primarily at variable rates, payable on a

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

   bi-annual basis. Interest expense related to these obligations, included in other expenses, was $1 million, $3 million and $4 million for the years ended December 31, 2014, 2013 and 2012, respectively.

(3)At December 31, 2013, the Company consolidated an open ended core real estate fund formed in the fourth quarter of 2013 (the "MetLife Core Property Fund"), which represented the majority of the balances at December 31, 2013. As a result of the quarterly reassessment in the first quarter of 2014, the Company no longer consolidated the MetLife Core Property Fund, effective March 31, 2014, based on the terms of the revised partnership agreement. The Company accounts for its retained interest in the real estate fund under the equity method. Assets of the real estate fund are a real estate investment trust which holds primarily traditional core income-producing real estate which has associated liabilities that are primarily non-recourse debt secured by certain real estate assets of the fund. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise. The Company's exposure was limited to that of its investment in the real estate fund of $178 million at carrying value at December 31, 2013. The long-term debt bears interest primarily at fixed rates ranging from 1.39% to 4.45%, payable primarily on a monthly basis. Interest expense related to these obligations, included in other expenses, was less than $1 million for the year ended December 31, 2013.

 Unconsolidated VIEs

   The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                                December 31,
                                                 -------------------------------------------
                                                         2014                  2013
                                                 --------------------- ---------------------
                                                             Maximum               Maximum
                                                 Carrying   Exposure   Carrying   Exposure
                                                  Amount   to Loss (1)  Amount   to Loss (1)
                                                 --------- ----------- --------- -----------
                                                                (In millions)
Fixed maturity securities AFS:
 Structured securities (RMBS, ABS and CMBS) (2). $  44,302  $  44,302  $  40,910  $  40,910
 U.S. and foreign corporate.....................     1,919      1,919      2,251      2,251
Other limited partnership interests.............     3,722      4,833      3,168      4,273
Other invested assets...........................     1,683      2,003      1,498      1,852
Real estate joint ventures......................        52         74         31         31
                                                 ---------  ---------  ---------  ---------
 Total.......................................... $  51,678  $  53,131  $  47,858  $  49,317
                                                 =========  =========  =========  =========

--------

(1)The maximum exposure to loss relating to fixed maturity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments of the Company. For certain of its investments in other invested assets, the Company's return is in the form of income tax credits which are guaranteed by creditworthy third parties. For such investments, the maximum exposure to loss is equal to the carrying amounts plus any unfunded

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

   commitments, reduced by income tax credits guaranteed by third parties of $212 million and $257 million at December 31, 2014 and 2013, respectively. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor in mortgage-backed or asset-backed securities issued by trusts that do not have substantial equity.

   As described in Note 17, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2014, 2013 and 2012.

Net Investment Income

  The components of net investment income were as follows:

                                                                      Years Ended December 31,
                                                                      -----------------------
                                                                       2014     2013    2012
                                                                      -------  ------- -------
                                                                           (In millions)
Investment income:
 Fixed maturity securities........................................... $ 8,260  $ 8,279 $ 8,295
 Equity securities...................................................      86       78      68
 Trading and FVO securities--Actively Traded and FVO general account
   securities (1)....................................................      23       43      77
 Mortgage loans......................................................   2,378    2,405   2,528
 Policy loans........................................................     448      440     451
 Real estate and real estate joint ventures..........................     725      699     593
 Other limited partnership interests.................................     721      633     555
 Cash, cash equivalents and short-term investments...................      26       32      19
 Operating joint ventures............................................       2      (4)     (2)
 Other...............................................................      61       21       7
                                                                      -------  ------- -------
   Subtotal..........................................................  12,730   12,626  12,591
 Less: Investment expenses...........................................     838      844     743
                                                                      -------  ------- -------
   Subtotal, net.....................................................  11,892   11,782  11,848
                                                                      -------  ------- -------
FVO CSEs--interest income:
 Securities..........................................................       1        3       4
                                                                      -------  ------- -------
   Subtotal..........................................................       1        3       4
                                                                      -------  ------- -------
     Net investment income........................................... $11,893  $11,785 $11,852
                                                                      =======  ======= =======

--------

(1)Changes in estimated fair value subsequent to purchase for securities still held as of the end of the respective years included in net investment income were ($14) million, $4 million and $44 million for the years ended
   December 31, 2014, 2013 and 2012, respectively.

    See "-- Variable Interest Entities" for discussion of CSEs.

    See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


Net Investment Gains (Losses)

 Components of Net Investment Gains (Losses)

   The components of net investment gains (losses) were as follows:

                                                                              Years Ended December 31,
                                                                            --------------------------
                                                                             2014     2013     2012
                                                                            -------  ------  --------
                                                                                 (In millions)
Total gains (losses) on fixed maturity securities:
 Total OTTI losses recognized -- by sector and industry:
   U.S. and foreign corporate securities -- by industry:
     Consumer.............................................................. $   (6)  $ (12)  $   (19)
     Utility...............................................................      --    (48)      (29)
     Finance...............................................................      --     (4)      (21)
     Communications........................................................      --     (2)      (18)
     Industrial............................................................      --      --       (4)
     Transportation........................................................      --      --       (1)
                                                                            -------  ------  --------
       Total U.S. and foreign corporate securities.........................     (6)    (66)      (92)
   RMBS....................................................................    (20)    (62)      (70)
   CMBS....................................................................      --      --      (28)
   ABS.....................................................................      --      --       (2)
                                                                            -------  ------  --------
       OTTI losses on fixed maturity securities recognized in earnings.....    (26)   (128)     (192)
 Fixed maturity securities -- net gains (losses) on sales and disposals....    (99)     177        16
                                                                            -------  ------  --------
   Total gains (losses) on fixed maturity securities.......................   (125)      49     (176)
                                                                            -------  ------  --------
Total gains (losses) on equity securities:
 Total OTTI losses recognized -- by sector:
   Non-redeemable preferred stock..........................................    (16)    (17)        --
   Common stock............................................................     (5)     (2)       (7)
                                                                            -------  ------  --------
       OTTI losses on equity securities recognized in earnings.............    (21)    (19)       (7)
 Equity securities -- net gains (losses) on sales and disposals............      42       6        15
                                                                            -------  ------  --------
   Total gains (losses) on equity securities...............................      21    (13)         8
                                                                            -------  ------  --------
 Trading and FVO securities -- FVO general account securities..............       1      11        11
 Mortgage loans............................................................    (36)      31        84
 Real estate and real estate joint ventures................................     252    (15)      (27)
 Other limited partnership interests.......................................    (69)    (41)      (35)
 Other investment portfolio gains (losses).................................   (108)       5     (192)
                                                                            -------  ------  --------
     Subtotal -- investment portfolio gains (losses).......................    (64)      27     (327)
                                                                            -------  ------  --------
FVO CSEs:
 Securities................................................................      --       2        --
 Long-term debt -- related to securities...................................     (1)     (2)       (7)
Non-investment portfolio gains (losses)....................................     208      21         4
                                                                            -------  ------  --------
     Subtotal FVO CSEs and non-investment portfolio gains (losses).........     207      21       (3)
                                                                            -------  ------  --------
       Total net investment gains (losses)................................. $   143  $   48  $  (330)
                                                                            =======  ======  ========

   See "-- Variable Interest Entities" for discussion of CSEs.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


   See "-- Related Party Investment Transactions" for discussion of affiliated net investment gains (losses) related to transfers of invested assets to affiliates.

   Gains (losses) from foreign currency transactions included within net investment gains (losses) were $132 million, less than $1 million and $2 million for the years ended December 31, 2014, 2013 and 2012, respectively.

 Sales or Disposals and Impairments of Fixed Maturity and Equity Securities

  Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) are as shown in the table below. Investment gains and losses on sales of securities are determined on a specific identification basis.

                                           Years Ended December 31,
                                -----------------------------------------------
                                  2014     2013     2012    2014   2013   2012
                                -------- -------- -------- ------ ------ ------
                                Fixed Maturity Securities   Equity Securities
                                -------------------------- --------------------
                                                 (In millions)
Proceeds....................... $ 44,906 $ 45,538 $ 29,472 $  128 $  144 $  126
                                ======== ======== ======== ====== ====== ======
Gross investment gains......... $    260 $    556 $    327 $   46 $   25 $   23
Gross investment losses........    (359)    (379)    (311)    (4)   (19)    (8)
OTTI losses (1)................     (26)    (128)    (192)   (21)   (19)    (7)
                                -------- -------- -------- ------ ------ ------
 Net investment gains (losses). $  (125) $     49 $  (176) $   21 $ (13) $    8
                                ======== ======== ======== ====== ====== ======

--------

(1)OTTI losses recognized in earnings include noncredit-related impairment losses of $0, $13 million and $67 million for the years ended December 31, 2014, 2013 and 2012, respectively, on (i) perpetual hybrid securities classified within fixed maturity securities where the primary reason for the impairment was the severity and/or the duration of an unrealized loss position, and (ii) fixed maturity securities where there is an intent to sell or it is more likely than not that the Company will be required to sell the security before recovery of the decline in estimated fair value.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Credit Loss Rollforward

  The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

                                                                          Years Ended December 31,
                                                                        -----------------------------
                                                                             2014           2013
                                                                        -------------- --------------
                                                                                (In millions)
Balance at January 1,.................................................. $          277 $          285
Additions:
 Initial impairments -- credit loss OTTI recognized on securities not
   previously impaired.................................................              1              4
 Additional impairments -- credit loss OTTI recognized on securities
   previously impaired.................................................             15             54
Reductions:
 Sales (maturities, pay downs or prepayments) of securities previously
   impaired as credit loss OTTI........................................           (30)           (65)
 Securities impaired to net present value of expected future cash
   flows...............................................................             --             --
 Increases in cash flows -- accretion of previous credit loss OTTI.....             --            (1)
                                                                        -------------- --------------
Balance at December 31,................................................ $          263 $          277
                                                                        ============== ==============

 Related Party Investment Transactions

  The Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Invested assets transferred to and from affiliates were as follows:

                                                                     Years Ended December 31,
                                                                     -----------------------
                                                                      2014      2013    2012
                                                                     -------  -------- ------
                                                                          (In millions)
Estimated fair value of invested assets transferred to affiliates... $    97  $    781 $    4
Amortized cost of invested assets transferred to affiliates......... $    89  $    688 $    4
Net investment gains (losses) recognized on transfers............... $     8  $     93 $   --
Estimated fair value of invested assets transferred from affiliates. $   882  $    882 $   --

  Prior to the Mergers, certain related party investment transactions were consummated as summarized below. See Note 6 for additional information on the Mergers.

.. The Company had a loan outstanding to Exeter, an affiliate, totaling $75 million at December 31, 2013, which was included in other invested assets. MetLife USA assumed the loan upon the consummation of the Mergers in November 2014 and, subsequently, the loan matured on December 30, 2014. Net investment income from this loan was $5 million for each of the years ended December 31, 2014, 2013 and 2012.

.. In July 2014, the Company purchased from other affiliates additional affiliated loans (having an unpaid principal balance of $400 million) at estimated fair value of $437 million, which are included in other

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  invested assets and in the table above. The unpaid principal balances on these acquired loans, which bear interest at fixed rates payable semiannually are due as follows: $295 million due July 15, 2021 at 5.64% and $105 million due December 16, 2021 at 5.86%.

.. In 2013, Metropolitan Life Insurance Company transferred invested assets to and from MICC of $751 million and $739 million, respectively, related to the establishment of a custodial account to secure certain policyholder liabilities, which is included in the table above.

  In December 2014, American Life Insurance Company, an affiliate, issued a surplus note to the Company, which was included in other invested assets, totaling $100 million. The loan, which bears interest at a fixed rate of 3.17%, payable semiannually, is due on June 30, 2020.

  The Company has affiliated loans outstanding to MetLife, Inc., which are included in other invested assets, totaling $2.0 billion and $1.5 billion at December 31, 2014 and 2013, respectively. The loans, which bear interest at a fixed rate, payable semiannually are due as follows: $500 million at 3.54% due on June 30, 2019, $250 million at 3.57% due on October 1, 2019, $250 million at 7.44% due on September 30, 2016, $150 million at 5.64% due July 15, 2021 and $375 million at 5.86% due December 16, 2021. Net investment income from these affiliated loans, and the $400 million of affiliated loans acquired in July 2014 described above, was $92 million, $90 million and $93 million for the years ended December 31, 2014, 2013 and 2012, respectively.

  The Company purchased from MetLife Bank, National Association, $1.5 billion and $1.3 billion of fixed maturity securities and mortgage loans, respectively, at estimated fair value, for cash during the year ended December 31, 2012.

  The Company provides investment administrative services to certain affiliates. The related investment administrative service charges to these affiliates were $179 million, $172 million and $158 million for the years ended December 31, 2014, 2013 and 2012, respectively. The Company also earned additional affiliated net investment income of $4 million for each of the years ended December 31, 2014, 2013 and 2012.

9. Derivatives

Accounting for Derivatives

  See Note 1 for a description of the Company's accounting policies for derivatives and Note 10 for information about the fair value hierarchy for derivatives.

Derivative Strategies

  The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity market. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

  Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)

("OTC-bilateral"). The types of derivatives the Company uses include swaps, forwards, futures and option contracts. To a lesser extent, the Company uses credit default swaps and structured interest rate swaps to synthetically replicate investment risks and returns which are not readily available in the cash market.

 Interest Rate Derivatives

  The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, caps, floors, swaptions, forwards and futures.

  Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value, cash flow and non-qualifying hedging relationships.

  The Company uses structured interest rate swaps to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and a cash instrument such as a U.S. Treasury, agency, or other fixed maturity security. Structured interest rate swaps are included in interest rate swaps. Structured interest rate swaps are not designated as hedging instruments.

  The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities, as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in non-qualifying hedging relationships.

  Swaptions are used by the Company to hedge interest rate risk associated with the Company's long-term liabilities and invested assets. A swaption is an option to enter into a swap with a forward starting effective date. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium for purchased swaptions and receives a premium for written swaptions. The Company utilizes swaptions in non-qualifying hedging relationships. Swaptions are included in interest rate options.

  The Company enters into interest rate forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The Company utilizes interest rate forwards in cash flow hedging relationships.

  To a lesser extent, the Company uses interest rate futures in non-qualifying hedging relationships.

 Foreign Currency Exchange Rate Derivatives

   The Company uses foreign currency exchange rate derivatives including foreign currency swaps, and foreign currency forwards to reduce the risk from fluctuations in foreign currency exchange rates associated with its

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)

 assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in fair value, cash flow and non-qualifying hedging relationships.

   In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. The Company utilizes foreign currency forwards in non-qualifying hedging relationships.

 Credit Derivatives

   The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional amount in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, involuntary restructuring or governmental intervention. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in non-qualifying hedging relationships.

   The Company enters into written credit default swaps to synthetically create credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. Treasury securities, agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

   The Company also enters into certain purchased and written credit default swaps held in relation to trading portfolios for the purpose of generating profits on short-term differences in price. These credit default swaps are not designated as hedging instruments.

   The Company enters into forwards to lock in the price to be paid for forward purchases of certain securities. The price is agreed upon at the time of the contract and payment for the contract is made at a specified future date. When the primary purpose of entering into these transactions is to hedge against the risk of changes in purchase price due to changes in credit spreads, the Company designates these as credit forwards. The Company utilizes credit forwards in cash flow hedging relationships.

 Equity Derivatives

   The Company uses a variety of equity derivatives to reduce its exposure to equity market risk, including equity index options, equity variance swaps, exchange-traded equity futures and total rate of return swaps ("TRRs").

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


   Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Certain of these contracts may also contain settlement provisions linked to interest rates. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. The Company utilizes equity index options in non-qualifying hedging relationships.

   Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. The Company utilizes equity variance swaps in non-qualifying hedging relationships.

   In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in non-qualifying hedging relationships.

   TRRs are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and the LIBOR, calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. The Company uses TRRs to hedge its equity market guarantees in certain of its insurance products. TRRs can be used as hedges or to synthetically create investments. The Company utilizes TRRs in non-qualifying hedging relationships.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


Primary Risks Managed by Derivatives

  The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                      December 31,
                                                             --------------------------------------------------------------
                                                                          2014                           2013
                                                             ------------------------------ -------------------------------
                                                                       Estimated Fair Value            Estimated Fair Value
                                                                       --------------------            --------------------
                                                              Gross                           Gross
                                                             Notional                        Notional
                           Primary Underlying Risk Exposure   Amount    Assets  Liabilities   Amount    Assets  Liabilities
                           --------------------------------  --------- -------- ----------- ---------- -------- -----------
                                                                                     (In millions)
Derivatives Designated as Hedging Instruments
Fair value hedges:
  Interest rate swaps..... Interest rate.................... $   5,632 $  2,031    $     18 $    5,940 $  1,277    $     68
  Foreign currency swaps.. Foreign currency exchange rate...     2,709       65         101      2,591      252         122
                                                             --------- --------    -------- ---------- --------    --------
   Subtotal..............................................        8,341    2,096         119      8,531    1,529         190
                                                             --------- --------    -------- ---------- --------    --------
Cash flow hedges:
  Interest rate swaps..... Interest rate....................     2,191      447          --      2,584       77         109
  Interest rate forwards.. Interest rate....................        70       18          --        205        3           3
  Foreign currency swaps.. Foreign currency exchange rate...    14,895      501         614     10,560      374         500
                                                             --------- --------    -------- ---------- --------    --------
   Subtotal..............................................       17,156      966         614     13,349      454         612
                                                             --------- --------    -------- ---------- --------    --------
    Total qualifying hedges.............................        25,497    3,062         733     21,880    1,983         802
                                                             --------- --------    -------- ---------- --------    --------
Derivatives Not Designated or Not Qualifying as Hedging Instruments
Interest rate swaps....... Interest rate....................    56,394    2,213       1,072     59,022    1,320         732
Interest rate floors...... Interest rate....................    36,141      319         108     38,220      323         234
Interest rate caps........ Interest rate....................    41,227      134           1     29,809      141          --
Interest rate futures..... Interest rate....................        70       --          --        105       --          --
Interest rate options..... Interest rate....................     6,399      379          15      4,849      120           8
Synthetic GICs............ Interest rate....................     4,298       --          --      4,409       --          --
Foreign currency swaps.... Foreign currency exchange rate...     8,774      359         176      7,267       79         492
Foreign currency forwards. Foreign currency exchange rate...     3,985       92          80      4,261       44          32
Credit default
 swaps -- purchased....... Credit...........................       857        8          11      1,506        7          21
Credit default swaps --
 written.................. Credit...........................     7,419      130           5      6,600      124           1
Equity futures............ Equity market....................       954       10          --         --       --          --
Equity index options...... Equity market....................     7,698      328         352      1,147       --          --
Equity variance swaps..... Equity market....................     5,678       60         146         --       --          --
TRRs...................... Equity market....................       911       10          33         --       --          --
                                                             --------- --------    -------- ---------- --------    --------
   Total non-designated or non-qualifying derivatives....      180,805    4,042       1,999    157,195    2,158       1,520
                                                             --------- --------    -------- ---------- --------    --------
    Total...............................................     $ 206,302 $  7,104    $  2,732 $  179,075 $  4,141    $  2,322
                                                             ========= ========    ======== ========== ========    ========

  Based on gross notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2014 and 2013. The Company's use of derivatives includes (i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules;
(ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; (iii) derivatives that economically hedge embedded derivatives that do not qualify for hedge accounting because the changes in estimated fair value of the embedded derivatives are already recorded in net income; and (iv) written credit default swaps that are used to synthetically

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)

create credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these non-qualified derivatives, changes in market factors can lead to the recognition of fair value changes on the statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

Net Derivative Gains (Losses)

  The components of net derivative gains (losses) were as follows:

                                                 Years Ended December 31,
                                              -------------------------------
                                                 2014         2013      2012
                                              ----------- ------------ ------
                                                       (In millions)
  Derivatives and hedging gains (losses) (1). $     1,207 $    (1,205) $   77
  Embedded derivatives.......................       (170)          135    598
                                              ----------- ------------ ------
   Total net derivative gains (losses)....... $     1,037 $    (1,070) $  675
                                              =========== ============ ======

--------

(1)Includes foreign currency transaction gains (losses) on hedged items in cash flow and non-qualifying hedging relationships, which are not presented elsewhere in this note.

  The following table presents earned income on derivatives:

                                                      Years Ended December 31,
                                                     --------------------------
                                                       2014     2013     2012
                                                     -------- -------- --------
                                                           (In millions)
Qualifying hedges:
 Net investment income.............................. $    162 $    129 $    108
 Interest credited to policyholder account balances.      106      148      146
Non-qualifying hedges:
 Net investment income..............................      (4)      (6)      (6)
 Net derivative gains (losses)......................      484      450      314
 Policyholder benefits and claims...................        8       --       --
                                                     -------- -------- --------
   Total............................................ $    756 $    721 $    562
                                                     ======== ======== ========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


Non-Qualifying Derivatives and Derivatives for Purposes Other Than Hedging

    The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                  Net          Net     Policyholder
                                               Derivative   Investment Benefits and
                                             Gains (Losses) Income (1)  Claims (2)
                                             -------------- ---------- ------------
                                                         (In millions)
Year Ended December 31, 2014
 Interest rate derivatives..................   $        314 $       --     $     --
 Foreign currency exchange rate derivatives.            554         --           --
 Credit derivatives -- purchased............            (2)         --           --
 Credit derivatives -- written..............            (1)         --           --
 Equity derivatives.........................             11       (10)         (10)
                                               ------------ ----------     --------
   Total....................................   $        876 $     (10)     $   (10)
                                               ============ ==========     ========
Year Ended December 31, 2013
 Interest rate derivatives..................   $    (1,753) $       --     $     --
 Foreign currency exchange rate derivatives.           (69)         --           --
 Credit derivatives -- purchased............            (6)       (14)           --
 Credit derivatives -- written..............            100          1           --
 Equity derivatives.........................             --       (22)           --
                                               ------------ ----------     --------
   Total....................................   $    (1,728) $     (35)     $     --
                                               ============ ==========     ========
Year Ended December 31, 2012
 Interest rate derivatives..................   $       (83) $       --     $     --
 Foreign currency exchange rate derivatives.          (252)         --           --
 Credit derivatives -- purchased............           (72)       (15)           --
 Credit derivatives -- written..............            105         --           --
 Equity derivatives.........................             --       (12)           --
                                               ------------ ----------     --------
   Total....................................   $      (302) $     (27)     $     --
                                               ============ ==========     ========

--------

(1)Changes in estimated fair value related to economic hedges of equity method investments in joint ventures and derivatives held in relation to trading portfolios.

(2)Changes in estimated fair value related to economic hedges of variable annuity guarantees included in future policy benefits.

Fair Value Hedges

  The Company designates and accounts for the following as fair value hedges when they have met the requirements of fair value hedging: (i) interest rate swaps to convert fixed rate assets and liabilities to floating rate assets and liabilities; and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated assets and liabilities.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


  The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges within net derivative gains (losses). The following table presents the amount of such net derivative gains (losses):

                                                               Net Derivative  Net Derivative Ineffectiveness
                                                               Gains (Losses)  Gains (Losses)  Recognized in
Derivatives in Fair Value      Hedged Items in Fair Value        Recognized    Recognized for Net Derivative
Hedging Relationships            Hedging Relationships         for Derivatives  Hedged Items  Gains (Losses)
-------------------------  ----------------------------------- --------------- -------------- ---------------
                                                                               (In millions)
Year Ended December 31, 2014
Interest rate swaps:       Fixed maturity securities..........  $            4   $        (1)   $           3
                           Policyholder liabilities (1).......             649          (635)              14
Foreign currency swaps:    Foreign-denominated fixed maturity
                           securities.........................              13           (11)               2
                           Foreign-denominated PABs (2).......           (283)            270            (13)
                                                                --------------   ------------   -------------
  Total.....................................................    $          383   $      (377)   $           6
                                                                ==============   ============   =============
Year Ended December 31, 2013
Interest rate swaps:       Fixed maturity securities..........  $           34   $       (33)   $           1
                           Policyholder liabilities (1).......           (800)            807               7
Foreign currency swaps:    Foreign-denominated fixed maturity
                           securities.........................              13           (12)               1
                           Foreign-denominated PABs (2).......            (98)            112              14
                                                                --------------   ------------   -------------
  Total.....................................................    $        (851)   $        874   $          23
                                                                ==============   ============   =============
Year Ended December 31, 2012
Interest rate swaps:       Fixed maturity securities..........  $            2   $        (3)   $         (1)
                           Policyholder liabilities (1).......            (72)             89              17
Foreign currency swaps:    Foreign-denominated fixed maturity
                           securities.........................             (1)              1              --
                           Foreign-denominated PABs (2).......              32           (41)             (9)
                                                                --------------   ------------   -------------
  Total.....................................................    $         (39)   $         46   $           7
                                                                ==============   ============   =============

--------

(1)Fixed rate liabilities reported in PABs or future policy benefits.

(2)Fixed rate or floating rate liabilities.

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

Cash Flow Hedges

  The Company designates and accounts for the following as cash flow hedges when they have met the requirements of cash flow hedging: (i) interest rate swaps to convert floating rate assets and liabilities to fixed rate assets and liabilities; (ii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets and liabilities;
(iii) interest rate forwards and credit forwards to lock in the price to be paid for forward purchases of investments; (iv) interest rate swaps and interest rate forwards to hedge the forecasted purchases of fixed-rate investments; and (v) interest rate forwards to hedge forecasted fixed-rate borrowings.

  In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified certain amounts from AOCI into net derivative gains (losses). These amounts were ($14) million and $1 million for the years ended December 31, 2014 and 2012, respectively, and were not significant for the year ended December 31, 2013.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


  At December 31, 2014 and 2013, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed six years and seven years, respectively.

  At December 31, 2014 and 2013, the balance in AOCI associated with cash flow hedges was $1.6 billion and $361 million, respectively.

  The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and the consolidated statements of equity:

                                                    Amount and Location          Amount and Location
                            Amount of Gains          of Gains (Losses)            of Gains (Losses)
Derivatives in Cash Flow  (Losses) Deferred in       Reclassified from       Recognized in Income (Loss)
Hedging Relationships     AOCI on Derivatives     AOCI into Income (Loss)          on Derivatives
------------------------  -------------------- ----------------------------- ---------------------------
                          (Effective Portion)       (Effective Portion)         (Ineffective Portion)
-                         -------------------- ----------------------------- ---------------------------
                                               Net Derivative Net Investment       Net Derivative
                                               Gains (Losses)     Income           Gains (Losses)
                                               -------------- -------------- ---------------------------
                                                       (In millions)
Year Ended December 31, 2014
Interest rate swaps......  $              587   $         41  $            9  $                      3
Interest rate forwards...                  34            (8)               2                        --
Foreign currency swaps...                (15)          (725)             (2)                         2
Credit forwards..........                  --             --               1                        --
                          -------------------- -------------- -------------- ---------------------------
  Total..................  $              606   $      (692)  $           10  $                      5
                          ==================== ============== ============== ===========================
Year Ended December 31, 2013
Interest rate swaps......  $            (511)   $         20  $            8  $                    (3)
Interest rate forwards...                (43)              1               2                        --
Foreign currency swaps...               (120)           (15)             (3)                         2
Credit forwards..........                 (3)             --               1                        --
                          -------------------- -------------- -------------- ---------------------------
  Total..................  $            (677)   $          6  $            8  $                    (1)
                          ==================== ============== ============== ===========================
Year Ended December 31, 2012
Interest rate swaps......  $             (55)   $          3  $            4  $                      1
Interest rate forwards...                 (1)             --               2                        --
Foreign currency swaps...               (187)            (7)             (5)                       (5)
Credit forwards..........                  --             --               1                        --
                          -------------------- -------------- -------------- ---------------------------
  Total..................  $            (243)   $        (4)  $            2  $                    (4)
                          ==================== ============== ============== ===========================

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

  At December 31, 2014, $26 million of deferred net gains (losses) on derivatives in AOCI was expected to be reclassified to earnings within the next 12 months.

Credit Derivatives

  In connection with synthetically created credit investment transactions and credit default swaps held in relation to the trading portfolio, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the non-qualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)

the value of all referenced credit obligations is zero, was $7.4 billion and $6.6 billion at December 31, 2014 and 2013, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At December 31, 2014 and 2013, the Company would have received $125 million and $123 million, respectively, to terminate all of these contracts.

  The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                      December 31,
                                   ----------------------------------------------------------------------------------
                                                     2014                                      2013
                                   ----------------------------------------- ----------------------------------------
                                   Estimated       Maximum                   Estimated      Maximum
                                   Fair Value  Amount of Future   Weighted   Fair Value Amount of Future   Weighted
                                   of Credit    Payments under    Average    of Credit   Payments under    Average
Rating Agency Designation of        Default     Credit Default    Years to    Default    Credit Default    Years to
Referenced Credit Obligations (1)    Swaps        Swaps (2)     Maturity (3)   Swaps       Swaps (2)     Maturity (3)
---------------------------------  ----------  ---------------- ------------ ---------- ---------------- ------------
                                          (In millions)                             (In millions)
   Aaa/Aa/A
   Single name credit default
     swaps (corporate)............ $        5    $          415          2.2 $        6   $          395          2.6
   Credit default swaps
     referencing indices..........         10             1,566          2.7         20            2,089          1.6
                                   ----------  ----------------              ---------- ----------------
    Subtotal......................         15             1,981          2.6         26            2,484          1.7
                                   ----------  ----------------              ---------- ----------------
   Baa
   Single name credit default
     swaps (corporate)............         15             1,002          2.8         16              874          3.2
   Credit default swaps
     referencing indices..........         59             3,687          4.5         52            2,898          4.7
                                   ----------  ----------------              ---------- ----------------
    Subtotal......................         74             4,689          4.1         68            3,772          4.4
                                   ----------  ----------------              ---------- ----------------
   Ba
   Single name credit default
     swaps (corporate)............         --                60          3.0         --                5          3.8
   Credit default swaps
     referencing indices..........         (1)              100          2.0         --               --           --
                                   ----------  ----------------              ---------- ----------------
    Subtotal......................         (1)              160          2.4         --                5          3.8
                                   ----------  ----------------              ---------- ----------------
   B
   Single name credit default
     swaps (corporate)............         --                --           --         --               --           --
   Credit default swaps
     referencing indices..........         37               589          4.9         29              339          4.9
                                   ----------  ----------------              ---------- ----------------
    Subtotal......................         37               589          4.9         29              339          4.9
                                   ----------  ----------------              ---------- ----------------
      Total....................... $      125    $        7,419          3.8 $      123   $        6,600          3.4
                                   ==========  ================              ========== ================

--------

(1)The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


(2)Assumes the value of the referenced credit obligations is zero.

(3)The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

  The Company has also entered into credit default swaps to purchase credit protection on certain of the referenced credit obligations in the table above. As a result, the maximum amounts of potential future recoveries available to offset the $7.4 billion and $6.6 billion from the table above were $60 million and $70 million at December 31, 2014 and 2013, respectively.

  Written credit default swaps held in relation to the trading portfolio amounted to $15 million and $10 million in gross notional amount and $1 million and $0 in fair value at December 31, 2014 and 2013, respectively.

Credit Risk on Freestanding Derivatives

  The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

  The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

  The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

  See Note 10 for a description of the impact of credit risk on the valuation of derivatives.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


  The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                                                               December 31, 2014    December 31, 2013
                                                                              -------------------- --------------------
Derivatives Subject to a Master Netting Arrangement or a Similar Arrangement   Assets  Liabilities  Assets  Liabilities
----------------------------------------------------------------------------  -------- ----------- -------- -----------
                                                                                            (In millions)
       Gross estimated fair value of derivatives:
        OTC-bilateral (1).................................................... $  6,497    $  2,092 $  4,026    $  2,232
        OTC-cleared (1)......................................................      740         682      251         117
        Exchange-traded......................................................       10          --       --          --
                                                                              --------    -------- --------    --------
          Total gross estimated fair value of derivatives (1)................    7,247       2,774    4,277       2,349
       Amounts offset on the consolidated balance sheets.....................       --          --       --          --
                                                                              --------    -------- --------    --------
       Estimated fair value of derivatives presented on the
         consolidated balance sheets (1).....................................    7,247       2,774    4,277       2,349
       Gross amounts not offset on the consolidated balance sheets:
       Gross estimated fair value of derivatives: (2)
        OTC-bilateral........................................................  (1,742)     (1,742)  (1,844)     (1,844)
        OTC-cleared..........................................................    (638)       (638)    (114)       (114)
        Exchange-traded......................................................       --          --       --          --
       Cash collateral: (3), (4)
        OTC-bilateral........................................................  (2,470)         (2)  (1,143)         (3)
        OTC-cleared..........................................................     (97)        (40)    (128)         (3)
        Exchange-traded......................................................       --          --       --          --
       Securities collateral: (5)
        OTC-bilateral........................................................  (2,161)       (333)  (1,024)       (319)
        OTC-cleared..........................................................       --         (3)       --          --
        Exchange-traded......................................................       --          --       --          --
                                                                              --------    -------- --------    --------
       Net amount after application of master netting agreements and
         collateral.......................................................... $    139    $     16 $     24    $     66
                                                                              ========    ======== ========    ========

--------

(1)At December 31, 2014 and 2013, derivative assets include income or expense accruals reported in accrued investment income or in other liabilities of $143 million and $136 million, respectively, and derivative liabilities include income or expense accruals reported in accrued investment income or in other liabilities of $42 million and $27 million, respectively.

(2)Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3)Cash collateral received by the Company for OTC-bilateral and OTC-cleared derivatives is included in cash and cash equivalents, short-term investments or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions on the balance sheet. In certain instances, cash collateral pledged to the Company as initial margin for OTC-bilateral derivatives is held in separate custodial accounts and is not recorded on the Company's balance sheet because the account

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)

   title is in the name of the counterparty (but segregated for the benefit of the Company). The amount of this off-balance sheet collateral was $138 million and $0 at December 31, 2014 and 2013, respectively.

(4)The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables on the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2014 and 2013, the Company received excess cash collateral of $0 and $47 million, respectively, and provided excess cash collateral of $31 million and $3 million, respectively, which is not included in the table above due to the foregoing limitation.

(5)Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral, but at December 31, 2014 none of the collateral had been sold or re-pledged . Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or re-pledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At December 31, 2014 and 2013, the Company received excess securities collateral with an estimated fair value of $243 million and $106 million, respectively, for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At December 31, 2014 and 2013, the Company provided excess securities collateral with an estimated fair value of $57 million and $25 million, respectively, for its OTC-bilateral derivatives, and $155 million and $106 million, respectively, for its OTC-cleared derivatives, and $17 million and $0 respectively, for its exchange- traded derivatives, which are not included in the table above due to the foregoing limitation.

  The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include financial strength-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the financial strength ratings of the Company and/or the credit ratings of the counterparty. In addition, certain of the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade financial strength or credit rating from each of Moody's and S&P. If a party's financial strength or credit ratings were to fall below that specific investment grade financial strength or credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

  The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's financial strength rating at the reporting date or if the Company's financial strength rating sustained a downgrade to a level that

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)

triggered full overnight collateralization or termination of the derivative position at the reporting date. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                           Estimated Fair Value of        Fair Value of Incremental
                                           Collateral Provided             Collateral Provided Upon
                                           ----------------------- ----------------------------------------
                                                                                      Downgrade in the
                                                                                    Company's Financial
                                                                     One Notch      Strength Rating to a
                              Estimated                            Downgrade in   Level that Triggers Full
                            Fair Value of                          the Company's         Overnight
                            Derivatives in                           Financial      Collateralization or
                            Net Liability  Fixed Maturity            Strength           Termination
                             Position (1)    Securities     Cash      Rating     of the Derivative Position
                            -------------- --------------   -----  ------------- --------------------------
                                                           (In millions)
December 31, 2014
Derivatives subject to
  financial strength-
  contingent provisions     $          334     $      390   $  --  $          --         $               --
Derivatives not subject to
  financial strength-
  contingent provisions                  4             --       2             --                         --
                            --------------     ----------    ----- -------------         ------------------
   Total                    $          338     $      390   $   2  $          --         $               --
                            ==============     ==========    ===== =============         ==================
December 31, 2013
Derivatives subject to
  financial strength-
  contingent provisions     $          354     $      344   $  --  $          --         $                5
Derivatives not subject to
  financial strength-
  contingent provisions                  4             --       3             --                         --
                            --------------     ----------    ----- -------------         ------------------
   Total                    $          358     $      344   $   3  $          --         $                5
                            ==============     ==========    ===== =============         ==================

--------

(1)After taking into consideration the existence of netting agreements.

Embedded Derivatives

  The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; affiliated assumed reinsurance of guaranteed minimum benefits related to GMWBs, GMABs, and certain GMIBs; funds withheld on ceded reinsurance and affiliated funds withheld on ceded reinsurance; funding agreements with equity or bond indexed crediting rates; and certain debt and equity securities.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


  The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                    December 31,
                                                                  ----------------
                                        Balance Sheet Location     2014     2013
                                       -------------------------- ------- --------
                                                                   (In millions)
Net embedded derivatives within asset
  host contracts:
  Ceded guaranteed minimum benefits... Premiums, reinsurance and
                                       other receivables......... $   657 $   (62)
  Options embedded in debt or equity
   securities......................... Investments...............   (150)    (106)
                                                                  ------- --------
   Net embedded derivatives within asset host contracts.......    $   507 $  (168)
                                                                  ======= ========
Net embedded derivatives within
  liability host contracts:
  Direct guaranteed minimum benefits.. PABs...................... $ (548) $  (868)
  Assumed guaranteed minimum benefits. PABs......................      72       --
  Funds withheld on ceded reinsurance. Other liabilities.........   1,200      758
  Other............................... PABs......................       7        4
                                                                  ------- --------
   Net embedded derivatives within liability host contracts...    $   731 $  (106)
                                                                  ======= ========

The following table presents changes in estimated fair value related to embedded derivatives:

                                                Years Ended December 31,
                                           ----------------------------------
                                               2014       2013       2012
                                           ------------ --------- -----------
                                                     (In millions)
   Net derivative gains (losses) (1), (2). $      (170) $     135 $       598

--------

(1)The valuation of direct and assumed guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses), in connection with this adjustment, were $14 million, ($42) million and ($71) million for the years ended December 31, 2014, 2013 and 2012, respectively. In addition, the valuation of ceded guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were ($9) million, $125 million and $122 million for the years ended December 31, 2014, 2013 and 2012, respectively.

(2)See Note 6 for discussion of affiliated net derivative gains (losses) included in the table above.

Related Party Freestanding Derivative Transactions

  In November 2014, as part of the settlement of related party reinsurance transactions, the Company acquired derivatives from an affiliate. The estimated fair value of freestanding derivative assets and liabilities acquired were $740 million and $754 million, respectively. See Note 6 for additional information regarding related party reinsurance transactions in connection with the Mergers.

10. Fair Value

  When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

                  Level 1  Unadjusted quoted prices in active
                           markets for identical assets or
                           liabilities. The Company defines
                           active markets based on average
                           trading volume for equity securities.
                           The size of the bid/ask spread is
                           used as an indicator of market
                           activity for fixed maturity
                           securities.

                  Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

                  Level 3  Unobservable inputs that are
                           supported by little or no market
                           activity and are significant to the
                           determination of estimated fair value
                           of the assets or liabilities.
                           Unobservable inputs reflect the
                           reporting entity's own assumptions
                           about the assumptions that market
                           participants would use in pricing the
                           asset or liability.

  Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

  Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


Recurring Fair Value Measurements

  The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy, including those items for which the Company has elected the FVO, are presented below.

                                                                              December 31, 2014
                                                              --------------------------------------------------
                                                                     Fair Value Hierarchy
                                                              ----------------------------------
                                                                                                 Total Estimated
                                                               Level 1     Level 2     Level 3     Fair Value
                                                              ---------- ------------ ---------- ---------------
                                                                                (In millions)
Assets
Fixed maturity securities:
  U.S. corporate............................................. $       -- $     60,420 $    4,937    $     65,357
  U.S. Treasury and agency...................................     21,625       17,445         --          39,070
  Foreign corporate..........................................         --       26,227      3,591          29,818
  RMBS.......................................................         --       24,534      3,629          28,163
  ABS........................................................         --        6,734      1,492           8,226
  CMBS.......................................................         --        7,464        449           7,913
  State and political subdivision............................         --        6,520         --           6,520
  Foreign government.........................................         --        3,642        202           3,844
                                                              ---------- ------------ ----------    ------------
   Total fixed maturity securities...........................     21,625      152,986     14,300         188,911
                                                              ---------- ------------ ----------    ------------
Equity securities:
  Common stock...............................................        584          716         52           1,352
  Non-redeemable preferred stock.............................         --          550        163             713
                                                              ---------- ------------ ----------    ------------
   Total equity securities...................................        584        1,266        215           2,065
                                                              ---------- ------------ ----------    ------------
Trading and FVO securities:
  Actively Traded Securities.................................         22          627          5             654
  FVO general account securities.............................         --           22         14              36
  FVO securities held by CSEs................................         --            3         12              15
                                                              ---------- ------------ ----------    ------------
   Total trading and FVO securities..........................         22          652         31             705
                                                              ---------- ------------ ----------    ------------
Short-term investments (1)...................................        860        3,091        230           4,181
Residential mortgage loans -- FVO............................         --           --        308             308
  Derivative assets: (2)
   Interest rate.............................................         --        5,524         17           5,541
   Foreign currency exchange rate............................         --        1,010          7           1,017
   Credit....................................................         --          125         13             138
   Equity market.............................................         10          279        119             408
                                                              ---------- ------------ ----------    ------------
    Total derivative assets..................................         10        6,938        156           7,104
                                                              ---------- ------------ ----------    ------------
Net embedded derivatives within asset host contracts (3).....         --           --        657             657
Separate account assets (4)..................................     26,119      111,601      1,615         139,335
                                                              ---------- ------------ ----------    ------------
      Total assets........................................... $   49,220 $    276,534 $   17,512    $    343,266
                                                              ========== ============ ==========    ============
Liabilities
Derivative liabilities: (2)
  Interest rate.............................................. $       -- $      1,214 $       --    $      1,214
  Foreign currency exchange rate.............................         --          971         --             971
  Credit.....................................................         --           15          1              16
  Equity market..............................................         --          382        149             531
                                                              ---------- ------------ ----------    ------------
   Total derivative liabilities..............................         --        2,582        150           2,732
                                                              ---------- ------------ ----------    ------------
Net embedded derivatives within liability host contracts (3).         --            7        724             731
Long-term debt...............................................         --           82         35             117
Long-term debt of CSEs -- FVO................................         --           --         13              13
Trading liabilities (5)......................................        215           24         --             239
                                                              ---------- ------------ ----------    ------------
      Total liabilities...................................... $      215 $      2,695 $      922    $      3,832
                                                              ========== ============ ==========    ============

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

                                                                            December 31, 2013
                                                              ----------------------------------------------
                                                                   Fair Value Hierarchy
                                                              ------------------------------
                                                                                             Total Estimated
                                                               Level 1   Level 2    Level 3    Fair Value
                                                              --------- ---------- --------- ---------------
                                                                              (In millions)
Assets
Fixed maturity securities:
  U.S. corporate............................................. $      -- $   58,960 $   5,269     $    64,229
  U.S. Treasury and agency...................................    15,858     14,624        62          30,544
  Foreign corporate..........................................        --     25,558     3,198          28,756
  RMBS.......................................................        --     22,197     2,513          24,710
  ABS........................................................        --      5,298     2,526           7,824
  CMBS.......................................................        --      7,946       430           8,376
  State and political subdivision............................        --      5,777        --           5,777
  Foreign government.........................................        --      3,256       274           3,530
                                                              --------- ---------- ---------     -----------
   Total fixed maturity securities...........................    15,858    143,616    14,272         173,746
                                                              --------- ---------- ---------     -----------
Equity securities:
  Common stock...............................................       361        753        50           1,164
  Non-redeemable preferred stock.............................        --        450       278             728
                                                              --------- ---------- ---------     -----------
   Total equity securities...................................       361      1,203       328           1,892
                                                              --------- ---------- ---------     -----------
Trading and FVO securities:
  Actively Traded Securities.................................         2        648        12             662
  FVO general account securities                                     --         24        14              38
  FVO securities held by CSEs                                        --         23        --              23
                                                              --------- ---------- ---------     -----------
   Total trading and FVO securities..........................         2        695        26             723
                                                              --------- ---------- ---------     -----------
Short-term investments (1)...................................     1,387      4,224       175           5,786
Residential mortgage loans -- FVO............................        --         --       338             338
  Derivative assets: (2)
   Interest rate.............................................        --      3,258         3           3,261
   Foreign currency exchange rate............................        --        735        14             749
   Credit....................................................        --        108        23             131
   Equity market.............................................        --         --        --              --
                                                              --------- ---------- ---------     -----------
     Total derivative assets.................................        --      4,101        40           4,141
                                                              --------- ---------- ---------     -----------
Net embedded derivatives within asset host contracts (3).....        --         --      (62)            (62)
Separate account assets (4)..................................    28,422    105,165     1,209         134,796
                                                              --------- ---------- ---------     -----------
     Total assets............................................ $  46,030 $  259,004 $  16,326     $   321,360
                                                              ========= ========== =========     ===========
Liabilities
Derivative liabilities: (2)
  Interest rate.............................................. $      -- $    1,150 $       4     $     1,154
  Foreign currency exchange rate.............................        --      1,146        --           1,146
  Credit.....................................................        --         22        --              22
  Equity market..............................................        --         --        --              --
                                                              --------- ---------- ---------     -----------
   Total derivative liabilities..............................        --      2,318         4           2,322
                                                              --------- ---------- ---------     -----------
Net embedded derivatives within liability host contracts (3).        --          4     (110)           (106)
Long-term debt...............................................        --         79        43             122
Long-term debt of CSEs -- FVO................................        --         --        28              28
Trading liabilities (5)......................................       260          2        --             262
                                                              --------- ---------- ---------     -----------
      Total liabilities...................................... $     260 $    2,403 $    (35)     $     2,628
                                                              ========= ========== =========     ===========

--------

(1)Short-term investments as presented in the tables above differ from the amounts presented on the consolidated balance sheets because certain short-term investments are not measured at estimated fair value on a recurring basis.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


(2)Derivative assets are presented within other invested assets on the consolidated balance sheets and derivative liabilities are presented within other liabilities on the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the consolidated balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(3)Net embedded derivatives within asset host contracts are presented primarily within premiums, reinsurance and other receivables on the consolidated balance sheets. Net embedded derivatives within liability host contracts are presented within PABs and other liabilities on the consolidated balance sheets. At December 31, 2014 and 2013, equity securities also included embedded derivatives of ($150) million and ($106) million, respectively.

(4)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

(5)Trading liabilities are presented within other liabilities on the consolidated balance sheets.

  The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

 Investments

  Valuation Controls and Procedures

    On behalf of the Company and MetLife, Inc.'s Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management, provides oversight of control systems and valuation policies for securities, mortgage loans and derivatives. On a quarterly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third party pricing providers and the controls and procedures to evaluate third party pricing. Periodically, the Chief Accounting Officer reports to the Audit Committees of Metropolitan Life Insurance Company's and MetLife, Inc.'s Boards of Directors regarding compliance with fair value accounting standards.

    The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

  and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by considering such pricing relative to the Company's knowledge of the current market dynamics and current pricing for similar financial instruments. While independent non-binding broker quotations are utilized, they are not used for a significant portion of the portfolio. For example, fixed maturity securities priced using independent non-binding broker quotations represent less than 1% of the total estimated fair value of fixed maturity securities and 9% of the total estimated fair value of Level 3 fixed maturity securities.

    The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

  Securities, Short-term Investments, Long-term Debt, Long-term Debt of CSEs -- FVO, and Trading Liabilities

    When available, the estimated fair value of these financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

    When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

    The estimated fair value of FVO securities held by CSEs, long-term debt, long-term debt of CSEs -- FVO, and trading liabilities is determined on a basis consistent with the methodologies described herein for securities.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


    The valuation of most instruments listed below are determined using independent pricing sources, matrix pricing, discounted cash flow methodologies or other similar techniques that use either observable market inputs or unobservable inputs.

                                                           Level 2                                    Level 3
               Instrument                             Observable Inputs                         Unobservable Inputs
--------------------------------------------------------------------------------------------------------------------------------
Fixed Maturity Securities
--------------------------------------------------------------------------------------------------------------------------------
  U.S. corporate and foreign corporate securities
--------------------------------------------------------------------------------------------------------------------------------
                                           Valuation Techniques: Principally the      Valuation Techniques: Principally the
                                           market and income approaches.              market approach.
                                           Key Inputs:                                Key Inputs:
                                           . quoted prices in markets that are not
                                             active                                   . illiquidity premium
                                           . benchmark yields                         . delta spread adjustments to reflect
                                                                                        specific credit-related issues
                                           . spreads off benchmark yields             . credit spreads
                                           . new issuances                            . quoted prices in markets that are not
                                           . issuer rating                              active for identical or similar
                                                                                        securities that are less liquid and
                                                                                        based on lower levels of trading
                                                                                        activity than securities classified in
                                           . duration                                   Level 2
                                           . trades of identical or comparable        . independent non-binding broker
                                             securities                                 quotations
                                           . Privately-placed securities are valued
                                             using the additional key inputs:
                                           . market yield curve
                                           . call provisions
                                           . observable prices and spreads for
                                             similar publicly traded or privately
                                             traded securities that incorporate the
                                             credit quality and industry sector of
                                             the issuer
                                           . delta spread adjustments to reflect
                                             specific credit-related issues
--------------------------------------------------------------------------------------------------------------------------------
  U.S. Treasury and agency, State and political subdivision and Foreign government securities
--------------------------------------------------------------------------------------------------------------------------------
                                           Valuation Techniques: Principally the      Valuation Techniques: Principally the
                                           market approach.                           market approach.
                                           Key Inputs:                                Key Inputs:
                                           . quoted prices in markets that are not    . independent non-binding broker
                                             active                                     quotations
                                                                                      . quoted prices in markets that are not
                                                                                        active for identical or similar
                                           . benchmark U.S. Treasury yield or other     securities that are less liquid and
                                             yields                                     based on lower levels of trading
                                           . the spread off the U.S. Treasury yield     activity than securities classified in
                                             curve for the identical security           Level 2
                                           . issuer ratings and issuer spreads        . credit spreads
                                           . broker-dealer quotes
                                           . comparable securities that are
                                             actively traded
                                           . reported trades of similar securities,
                                             including those that are actively
                                             traded, and those within the same
                                             sub-sector or with a similar maturity
                                             or credit rating
--------------------------------------------------------------------------------------------------------------------------------
  Structured securities comprised of RMBS, ABS and CMBS
--------------------------------------------------------------------------------------------------------------------------------
                                           Valuation Techniques: Principally the      Valuation Techniques: Principally the
                                           market and income approaches.              market and income approaches.
                                           Key Inputs:                                Key Inputs:
                                           . quoted prices in markets that are not
                                             active                                   . credit spreads
                                           . spreads for actively traded securities   . quoted prices in markets that are not
                                           . spreads off benchmark yields               active for identical or similar
                                                                                        securities that are less liquid and
                                                                                        based on lower levels of trading
                                                                                        activity than securities classified in
                                                                                        Level 2
                                           . expected prepayment speeds and volumes   . independent non-binding broker
                                           . current and forecasted loss severity       quotations
                                           . ratings
                                           . weighted average coupon and weighted
                                             average maturity
                                           . average delinquency rates
                                           . geographic region
                                           . debt-service coverage ratios
                                           . issuance-specific information,
                                             including, but not limited to:
                                           . collateral type
                                           . payment terms of the underlying assets
                                           . payment priority within the tranche
                                           . structure of the security
                                           . deal performance
                                           . vintage of loans

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

               Instrument                                  Level 2                                    Level 3
--------------------------------------------------------------------------------------------------------------------------------
Equity Securities
--------------------------------------------------------------------------------------------------------------------------------
  Common and non-redeemable preferred stock
--------------------------------------------------------------------------------------------------------------------------------
                                           Valuation Techniques: Principally the      Valuation Techniques: Principally the
                                           market approach.                           market and income approaches.
                                           Key Input:
                                           . quoted prices in markets that are not
                                             considered active                        Key Inputs:
                                                                                      . credit ratings
                                                                                      . issuance structures
                                                                                      . quoted prices in markets that are not
                                                                                        active for identical or similar
                                                                                        securities that are less liquid and
                                                                                        based on lower levels of trading
                                                                                        activity than securities classified in
                                                                                        Level 2
                                                                                      . independent non-binding broker
                                                                                        quotations
--------------------------------------------------------------------------------------------------------------------------------
  Trading and FVO securities and Short-term investments
--------------------------------------------------------------------------------------------------------------------------------
                                           . Trading and FVO securities and           . Trading and FVO securities and
                                             short-term investments are of a            short-term investments are of a
                                             similar nature and class to the fixed      similar nature and class to the fixed
                                             maturity and equity securities             maturity and equity securities
                                             described above; accordingly, the          described above; accordingly, the
                                             valuation techniques and observable        valuation techniques and unobservable
                                             inputs used in their valuation are         inputs used in their valuation are
                                             also similar to those described above.     also similar to those described above.
--------------------------------------------------------------------------------------------------------------------------------
Mortgage Loans -- FVO
--------------------------------------------------------------------------------------------------------------------------------
  Residential mortgage loans -- FVO
--------------------------------------------------------------------------------------------------------------------------------
                                           . N/A                                      Valuation Techniques: Principally the
                                                                                      market approach, including matrix
                                                                                      pricing or other similar techniques.
                                                                                      Key Inputs: Inputs that are unobservable
                                                                                      or cannot be derived principally from,
                                                                                      or corroborated by, observable market
                                                                                      data
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account Assets (1)
--------------------------------------------------------------------------------------------------------------------------------
    Mutual funds and hedge funds without readily determinable fair values as prices are not published publicly
--------------------------------------------------------------------------------------------------------------------------------
                                           Key Input:
                                           . quoted prices or reported NAV provided   . N/A
                                             by the fund managers
--------------------------------------------------------------------------------------------------------------------------------
    Other limited partnership interests
--------------------------------------------------------------------------------------------------------------------------------
                                           . N/A                                      Valuation Techniques: Valued giving
                                                                                      consideration to the underlying holdings
                                                                                      of the partnerships and by applying a
                                                                                      premium or discount, if appropriate.
                                                                                      Key Inputs:
                                                                                      . liquidity
                                                                                      . bid/ask spreads
                                                                                      . the performance record of the fund
                                                                                        manager
                                                                                      . other relevant variables that may
                                                                                        impact the exit value of the
                                                                                        particular partnership interest

--------

(1)Estimated fair value equals carrying value, based on the value of the underlying assets, including: mutual fund interests, fixed maturity securities, equity securities, derivatives, hedge funds, other limited partnership interests, short-term investments and cash and cash equivalents. Fixed maturity securities, equity securities, derivatives, short-term investments and cash and cash equivalents are similar in nature to the instruments described under "-- Securities, Short-term Investments, Other Investments, Long-term Debt of CSEs -- FVO, and Trading Liabilities" and "-- Derivatives -- Freestanding Derivatives Valuation Techniques and Key Inputs."

 Derivatives

   The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives, or through the use of pricing models for OTC-bilateral and OTC-cleared derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

 participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "-- Investments."

   The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

   Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

   The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

  Freestanding Derivatives Valuation Techniques and Key Inputs

  Level 2

    This level includes all types of derivatives utilized by the Company with the exception of exchange-traded derivatives included within Level 1 and those derivatives with unobservable inputs as described in Level 3.

  Level 3

    These valuation methodologies generally use the same inputs as described in the corresponding sections for Level 2 measurements of derivatives. However, these derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


    Freestanding derivatives are principally valued using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models. Key inputs are as follows:

             Instrument                            Interest Rate                     Foreign Currency
                                                                                      Exchange Rate
-------------------------------------------------------------------------------------------------------------
Inputs common to Level 2 and Level 3   . swap yield curve                      swap yield curve
by instrument type                     . basis curves                          basis curves
                                       . interest rate volatility (2)          currency spot rates
                                                                               cross currency basis curves
-------------------------------------------------------------------------------------------------------------
Level 3                                . swap yield curve (1)                  swap yield curve (1)
                                       . basis curves (1)                      basis curves (1)
                                                                               cross currency basis
                                                                                curves (1)
                                                                               currency correlation

             Instrument                            Interest Rate                        Credit

---------------------------------------------------------------------------------------------------------
Inputs common to Level 2 and Level 3   . swap yield curve                      swap yield curve
by instrument type                     . basis curves                          credit curves
                                       . interest rate volatility (2)          recovery rates

---------------------------------------------------------------------------------------------------------
Level 3                                . swap yield curve (1)                  swap yield curve (1)
                                       . basis curves (1)                      credit curves (1)
                                                                               credit spreads
                                                                               repurchase rates
                                                                               independent non-binding
                                                                                broker quotations

             Instrument                            Interest Rate                     Equity market

----------------------------------------------------------------------------------------------------------
Inputs common to Level 2 and Level 3   . swap yield curve                      swap yield curve
by instrument type                     . basis curves                          spot equity index levels
                                       . interest rate volatility (2)          dividend yield curves
                                                                               equity volatility
----------------------------------------------------------------------------------------------------------
Level 3                                . swap yield curve (1)                  dividend yield curves (1)
                                       . basis curves (1)                      equity volatility (1)
                                                                               correlation between model
                                                                                inputs (2)


--------

(1)Extrapolation beyond the observable limits of the curve(s).

(2)Option-based only.

 Embedded Derivatives

   Embedded derivatives principally include certain direct, assumed and ceded variable annuity guarantees, certain affiliated ceded reinsurance agreements related to such variable annuity guarantees, equity or bond indexed crediting rates within certain funding agreements and those related to ceded funds withheld on reinsurance. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

   The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within PABs on the consolidated balance sheets.

   The Company's actuarial department calculates the fair value of these embedded derivatives, which are estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates.

   Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

   The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

 consideration publicly available information relating to spreads in the secondary market for MetLife, Inc.'s debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife, Inc.

   Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

   The Company ceded the risk associated with certain of the GMIBs, GMABs and GMWBs previously described. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also ceded directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives) but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

   The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Investments -- Securities, Short-term Investments, Long-term Debt of CSEs -- FVO, and Trading Liabilities." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities on the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

   The estimated fair value of the embedded equity and bond indexed derivatives contained in certain funding agreements is determined using market standard swap valuation models and observable market inputs, including a nonperformance risk adjustment. The estimated fair value of these embedded derivatives are included, along with their funding agreements host, within PABs with changes in estimated fair value recorded in net derivative gains (losses). Changes in equity and bond indices, interest rates and the Company's credit standing may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


  Embedded Derivatives Within Asset and Liability Host Contracts

  Level 3 Valuation Techniques and Key Inputs:

   Direct and assumed guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

   Reinsurance ceded on certain guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those described above in "-- Direct and assumed guaranteed minimum benefits" and also include counterparty credit spreads.

   Embedded derivatives within funds withheld related to certain ceded reinsurance

     These embedded derivatives are principally valued using the income approach. The valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve and the fair value of assets within the reference portfolio. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include the fair value of certain assets within the reference portfolio which are not observable in the market and cannot be derived principally from, or corroborated by, observable market data.

 Transfers between Levels

   Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

  Transfers between Levels 1 and 2:

    For assets and liabilities measured at estimated fair value and still held at December 31, 2014, there were no transfers between Levels 1 and 2. For assets and liabilities measured at estimated fair value and still held at December 31, 2013, transfers between Levels 1 and 2 were not significant.

  Transfers into or out of Level 3:

    Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

  be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

    Transfers into Level 3 for fixed maturity securities and separate account assets were due primarily to a lack of trading activity, decreased liquidity and credit ratings downgrades (e.g., from investment grade to below investment grade) which have resulted in decreased transparency of valuations and an increased use of independent non-binding broker quotations and unobservable inputs, such as illiquidity premiums, delta spread adjustments, or credit spreads.

    Transfers out of Level 3 for fixed maturity securities, equity securities and separate account assets resulted primarily from increased transparency of both new issuances that, subsequent to issuance and establishment of trading activity, became priced by independent pricing services and existing issuances that, over time, the Company was able to obtain pricing from, or corroborate pricing received from, independent pricing services with observable inputs (such as observable spreads used in pricing securities) or increases in market activity and upgraded credit ratings.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


  Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

  The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:


                                                                                       December 31, 2014
                                                                                   --------------------------
                                      Valuation               Significant                            Weighted
                                      Techniques          Unobservable Inputs          Range        Average (1)
                               ------------------------- -----------------------   -------------    -----------
Fixed maturity securities (3)
 U.S. corporate and foreign                               Delta spread               (40) -    240       39
  corporate...................  Matrix pricing             adjustments (4)
                                                          Offered quotes (5)          64  -    130       96
                                Market pricing            Quoted prices (5)            -  -    590      126
                                Consensus pricing         Offered quotes (5)          98  -    126      101
                               ---------------------------------------------------------------------------------
RMBS                            Market pricing            Quoted prices (5)           22  -    120       97
                                Consensus pricing         Offered quotes (5)           1  -    118       93
                               ---------------------------------------------------------------------------------
 ABS..........................  Market pricing            Quoted prices (5)           15  -    110      100
                                Consensus pricing         Offered quotes (5)          56  -    106       98
                               ---------------------------------------------------------------------------------
Derivatives
Interest rate                   Present value             Swap yield (7)
                                 techniques                                          290  -    290
                               ---------------------------------------------------------------------------------
Foreign currency exchange       Present value             Swap yield (7)
 rate                            techniques                                            -  -      -
                                                          Correlation (8)             40% -     55%
                               ---------------------------------------------------------------------------------
Credit........................  Present value             Credit spreads (9)
                                 techniques                                           98  -    100
                                Consensus pricing         Offered quotes (10)
                               ---------------------------------------------------------------------------------
Equity market.................  Present value             Volatility (12)
                                 techniques or option
                                 pricing models                                       15% -     27%
                                                          Correlation (8)             70% -     70%
                               ---------------------------------------------------------------------------------
Embedded derivatives
Direct and ceded guaranteed     Option pricing            Mortality rates:
 minimum benefits.............   techniques                  Ages 0 - 40               0% -   0.10%
                                                             Ages 41 - 60           0.04% -   0.65%
                                                             Ages 61 - 115          0.26% -    100%
                                                          Lapse rates:
                                                             Durations 1 - 10       0.50% -    100%
                                                             Durations 11 - 20         3% -    100%
                                                             Durations 21 - 116        3% -    100%
                                                          Utilization rates           20% -     50%
                                                          Withdrawal rates          0.07% -     10%
                                                          Long-term equity         17.40% -     25%
                                                           volatilities
                                                          Nonperformance risk       0.03% -   0.46%
                                                           spread

                                                                                                                  Impact of
                                                                                       December 31, 2013         Increase in
                                                                                   --------------------------     Input on
                                      Valuation               Significant                            Weighted     Estimated
                                      Techniques          Unobservable Inputs          Range        Average (1) Fair Value (2)
                               ------------------------- -----------------------   -------------    ----------- --------------
Fixed maturity securities (3)
 U.S. corporate and foreign                               Delta spread               (10) -    240       38       Decrease
  corporate...................  Matrix pricing             adjustments (4)
                                                          Offered quotes (5)           4  -    104      100       Increase
                                Market pricing            Quoted prices (5)            -  -    277      122       Increase
                                Consensus pricing         Offered quotes (5)          33  -    140       98       Increase
                               ------------------------------------------------------------------------------------------------
RMBS                            Market pricing            Quoted prices (5)           22  -    100       98     Increase (6)
                                Consensus pricing         Offered quotes (5)          69  -    101       93     Increase (6)
                               ------------------------------------------------------------------------------------------------
 ABS..........................  Market pricing            Quoted prices (5)            -  -    106      101     Increase (6)
                                Consensus pricing         Offered quotes (5)          56  -    106       98     Increase (6)
                               ------------------------------------------------------------------------------------------------
Derivatives
Interest rate                   Present value             Swap yield (7)
                                 techniques                                          401  -    450              Increase (11)
                               ------------------------------------------------------------------------------------------------
Foreign currency exchange       Present value             Swap yield (7)
 rate                            techniques                                          580  -    767              Increase (11)
                                                          Correlation (8)             38% -     47%
                               ------------------------------------------------------------------------------------------------
Credit........................  Present value             Credit spreads (9)
                                 techniques                                           98  -    101              Decrease (9)
                                Consensus pricing         Offered quotes (10)
                               ------------------------------------------------------------------------------------------------
Equity market.................  Present value             Volatility (12)
                                 techniques or option
                                 pricing models                                        -  -      -              Increase (11)
                                                          Correlation (8)              -  -      -
                               ------------------------------------------------------------------------------------------------
Embedded derivatives
Direct and ceded guaranteed     Option pricing            Mortality rates:
 minimum benefits.............   techniques                  Ages 0 - 40               0% -   0.10%             Decrease (13)
                                                             Ages 41 - 60           0.04% -   0.65%             Decrease (13)
                                                             Ages 61 - 115          0.26% -    100%             Decrease (13)
                                                          Lapse rates:
                                                             Durations 1 - 10       0.50% -    100%             Decrease (14)
                                                             Durations 11 - 20         3% -    100%             Decrease (13)
                                                             Durations 21 - 116        3% -    100%             Decrease (14)
                                                          Utilization rates           20% -     50%             Increase (15)
                                                          Withdrawal rates          0.07% -     10%                     (16)
                                                          Long-term equity         17.40% -     25%  Increase (17)
                                                           volatilities
                                                          Nonperformance risk       0.03% -   0.44%  Decrease (18)
                                                           spread

--------

(1)The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

(2)The impact of a decrease in input would have the opposite impact on the estimated fair value. For embedded derivatives, changes to direct guaranteed minimum benefits are based on liability positions and changes to ceded guaranteed minimum benefits are based on asset positions.

(3)Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


(4)Range and weighted average are presented in basis points.

(5)Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(6)Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

(7)Ranges represent the rates across different yield curves and are presented in basis points. The swap yield curve is utilized among different types of derivatives to project cash flows, as well as to discount future cash flows to present value. Since this valuation methodology uses a range of inputs across a yield curve to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(8)Ranges represent the different correlation factors utilized as components within the valuation methodology. Presenting a range of correlation factors is more representative of the unobservable input used in the valuation. Increases (decreases) in correlation in isolation will increase (decrease) the significance of the change in valuations.

(9)Represents the risk quoted in basis points of a credit default event on the underlying instrument. Credit derivatives with significant unobservable inputs are primarily comprised of written credit default swaps.

(10)At both December 31, 2014 and 2013, independent non-binding broker quotations were used in the determination of less than 1% of the total net derivative estimated fair value.

(11)Changes are based on long U.S. dollar net asset positions and will be inversely impacted for short U.S. dollar net asset positions.

(12)Ranges represent the underlying equity volatility quoted in percentage points. Since this valuation methodology uses a range of inputs across multiple volatility surfaces to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(13)Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(14)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(15)The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


(16)The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(17)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(18)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

  The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3, including those within separate account assets and embedded derivatives within funds withheld related to certain ceded reinsurance, use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The residential mortgage loans -- FVO, long-term debt , and long-term debt of CSEs -- FVO are valued using independent non-binding broker quotations and internal models including matrix pricing and discounted cash flow methodologies using current interest rates. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table. The valuation techniques and significant unobservable inputs used in the fair value measurement for the more significant assets measured at estimated fair value on a nonrecurring basis and determined using significant unobservable inputs (Level 3) are summarized in "-- Nonrecurring Fair Value Measurements."

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


  The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                          Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          --------------------------------------------------------------------
                                                                Fixed Maturity Securities
                                          --------------------------------------------------------------------
                                                         U.S.
                                            U.S.       Treasury   Foreign                              Foreign
                                          Corporate   and Agency Corporate   RMBS     ABS      CMBS   Government
                                          ---------   ---------- --------- -------- -------- -------- ----------
                                                                      (In millions)
Year Ended December 31, 2014
Balance at January 1,.................... $  5,269    $       62 $  3,198  $  2,513 $  2,526 $    430 $      274
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2)
   Net investment income.................        3            --        2        42        6      (1)         --
   Net investment gains (losses).........      (6)            --      (4)         5     (40)       --        (49)
   Net derivative gains (losses).........       --            --       --        --       --       --         --
  OCI....................................      274            --      (56)       67       35        1         22
Purchases (3)............................    1,027            --      736     1,528    1,029      183         --
Sales (3)................................    (925)            --    (229)     (542)    (725)     (39)      (115)
Issuances (3)............................       --            --       --        --       --       --         --
Settlements (3)..........................       --            --       --        --       --       --         --
Transfers into Level 3 (4)...............       87            --      119        45       34        5         70
Transfers out of Level 3 (4).............    (792)          (62)    (175)      (29)  (1,373)    (130)         --
                                          --------    ---------- --------  -------- -------- -------- ----------
Balance at December 31,.................. $  4,937    $       -- $  3,591  $  3,629 $  1,492 $    449 $      202
                                          ========    ========== ========  ======== ======== ======== ==========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income.................. $     --    $       -- $      2  $     43 $      1 $    (1) $        1
  Net investment gains (losses).......... $    (6)    $       -- $     --  $    (1) $     -- $     -- $       --
  Net derivative gains (losses).......... $     --    $       -- $     --  $     -- $     -- $     -- $       --

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

                                         Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                  --------------------------------------------------------------------------------------
                                  Equity Securities     Trading and FVO Securities
                                  ------------------ --------------------------------
                                             Non-                  FVO        FVO
                                          redeemable  Actively   General   Securities             Residential  Separate
                                  Common  Preferred    Traded    Account    Held by   Short-term   Mortgage    Account
                                  Stock     Stock    Securities Securities    CSEs    Investments Loans - FVO Assets (6)
                                  ------- ---------- ---------- ---------- ---------- ----------- ----------- ----------
                                                                      (In millions)
Year Ended December 31, 2014
Balance at January 1,............ $    50  $    278    $   12    $    14     $   --    $    175     $   338    $  1,209
Total realized/unrealized gains
 (losses) included in:
  Net income (loss): (1), (2)
   Net investment income.........      --        --        --         --         --           1          20          --
   Net investment gains
    (losses).....................       4         3        --         --         --         (2)          --         102
   Net derivative gains
    (losses).....................      --        --        --         --         --          --          --          --
  OCI............................      --         2        --         --         --          --          --          --
Purchases (3)....................      19        --         5         --         --         230         124         527
Sales (3)........................    (21)      (38)       (7)         --        (1)       (156)       (120)       (376)
Issuances (3)....................      --        --        --         --         --          --          --          81
Settlements (3)..................      --        --        --         --         --          --        (54)        (28)
Transfers into Level 3 (4).......      --        --        --         --         13          --          --         144
Transfers out of Level 3 (4).....      --      (82)       (5)         --         --        (18)          --        (44)
                                  -------  --------    ------    -------     ------    --------     -------    --------
Balance at December 31,.......... $    52  $    163    $    5    $    14     $   12    $    230     $   308    $  1,615
                                  =======  ========    ======    =======     ======    ========     =======    ========
Changes in unrealized gains
 (losses) included in net income
 (loss): (5)
  Net investment income.......... $    --  $     --    $   --    $    --         --    $     --          20    $     --
  Net investment gains (losses).. $   (2)  $    (3)    $   --    $    --         --    $     --          --    $     --
  Net derivative gains (losses).. $    --  $     --    $   --    $    --         --    $     --          --    $     --

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

                                                Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                               ------------------------------------------------------------------------
                                                       Net Derivatives (7)
                                               ------------------------------------
                                                             Foreign
                                                             Currency                     Net                 Long-term
                                                             Exchange        Equity    Embedded     Long-term  Debt of
                                               Interest Rate   Rate   Credit Market Derivatives (8)   Debt    CSEs - FVO
                                               ------------- -------- ------ ------ --------------- --------- ----------
                                                                             (In millions)
Year Ended December 31, 2014
Balance at January 1,.........................  $       (1)  $    14  $  23  $   --   $       48    $    (43) $    (28)
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2)
   Net investment income......................           --       --     --      --           --           --        --
   Net investment gains (losses)..............           --       --     --      --           --           --       (1)
   Net derivative gains (losses)..............           --      (6)    (7)      14        (144)           --        --
  OCI.........................................           40       --     --      --           --           --        --
Purchases (3).................................           --       --     --     111           --           --        --
Sales (3).....................................           --       --     --      --           --           --        --
Issuances (3).................................           --       --    (4)   (155)           --         (30)        --
Settlements (3)...............................         (22)      (1)     --      --           29           20        16
Transfers into Level 3 (4)....................           --       --     --      --           --           --        --
Transfers out of Level 3 (4)..................           --       --     --      --           --           18        --
                                                -----------  -------  -----  ------   ----------    --------- ---------
Balance at December 31,.......................  $        17  $     7  $  12  $ (30)   $     (67)    $    (35) $    (13)
                                                ===========  =======  =====  ======   ==========    ========= =========
Changes in unrealized gains (losses) included
 in net income (loss): (5)
  Net investment income                         $        --  $    --  $  --  $   --   $       --    $      -- $      --
  Net investment gains (losses)                 $        --  $    --  $  --  $   --   $       --    $      -- $      (1)
  Net derivative gains (losses)                 $        --  $    (6) $  --  $   14   $     (115)   $      -- $      --

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

                                                       Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                       -----------------------------------------------------------------------
                                                                          Fixed Maturity Securities
                                                       -----------------------------------------------------------------------
                                                                      U.S.
                                                         U.S.       Treasury     Foreign                            Foreign
                                                       Corporate   and Agency   Corporate   RMBS    ABS     CMBS   Government
                                                       ---------   -----------  ---------  ------  ------  ------  ----------
                                                                                (In millions)
Year Ended December 31, 2013
Balance at January 1,................................. $  5,460    $        71   $ 3,054   $1,702  $1,923  $  402   $    282
Total realized/unrealized gains (losses) included in:
  Net income (loss): (1), (2)
   Net investment income..............................        2             --         1       30      --     (1)          4
   Net investment gains (losses)......................     (37)             --      (22)      (2)       4      --          2
   Net derivative gains (losses)......................       --             --        --       --      --      --         --
  OCI.................................................     (36)            (3)         3      140    (27)       2       (45)
Purchases (3).........................................    1,188             --       842    1,001   1,133     221         69
Sales (3).............................................    (862)            (6)     (646)    (328)   (429)    (66)       (37)
Issuances (3).........................................       --             --        --       --      --      --         --
Settlements (3).......................................       --             --        --       --      --      --         --
Transfers into Level 3 (4)............................      717             --       250       41       1      74          1
Transfers out of Level 3 (4)..........................  (1,163)             --     (284)     (71)    (79)   (202)        (2)
                                                       --------    -----------   -------   ------  ------  ------   --------
Balance at December 31,............................... $  5,269    $        62   $ 3,198   $2,513  $2,526  $  430   $    274
                                                       ========    ===========   =======   ======  ======  ======   ========
Changes in unrealized gains (losses) included in net
 income (loss): (5)
  Net investment income............................... $      1    $        --   $    --   $   35  $   --  $  (1)   $      4
  Net investment gains (losses)....................... $   (40)    $        --   $    --   $  (3)  $   --  $   --   $     --
  Net derivative gains (losses)....................... $     --    $        --   $    --   $   --  $   --  $   --   $     --

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

                                             Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                      -------------------------------------------------------------------------------------
                                      Equity Securities    Trading and FVO Securities
                                      ----------------- --------------------------------
                                                Non-                  FVO        FVO
                                             redeemable  Actively   General   Securities             Residential  Separate
                                      Common Preferred    Traded    Account    Held by   Short-term   Mortgage    Account
                                      Stock    Stock    Securities Securities    CSEs    Investments Loans - FVO Assets (6)
                                      ------ ---------- ---------- ---------- ---------- ----------- ----------- ----------
                                                                          (In millions)
Year Ended December 31, 2013
Balance at January 1,................ $   60  $    281    $    6    $    26     $   --    $    252    $     --    $   940
Total realized/unrealized gains
 (losses) included in:
  Net income (loss): (1), (2)
   Net investment income.............     --        --        --          5         --          --           1         --
   Net investment gains (losses).....     20      (30)        --          6         --        (23)          --         42
   Net derivative gains (losses).....     --        --        --         --         --          --          --         --
  OCI................................    (5)        84        --         --         --          19          --         --
Purchases (3)........................      5        17         9         --         --         174         339        185
Sales (3)............................   (31)      (74)        --       (23)         --       (247)         (2)      (204)
Issuances (3)........................     --        --        --         --         --          --          --         72
Settlements (3)......................     --        --        --         --         --          --          --         --
Transfers into Level 3 (4)...........      1        --        --         --         --          --          --        236
Transfers out of Level 3 (4).........     --        --       (3)         --         --          --          --       (62)
                                      ------  --------    ------    -------     ------    --------    --------    -------
Balance at December 31,.............. $   50  $    278    $   12    $    14     $   --    $    175    $    338    $ 1,209
                                      ======  ========    ======    =======     ======    ========    ========    =======
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income.............. $   --  $     --    $   --    $     5     $   --    $     --    $      1    $    --
  Net investment gains (losses)...... $   --  $   (17)    $   --    $    --     $   --    $      1    $     --    $    --
  Net derivative gains (losses)...... $   --  $     --    $   --    $    --     $   --    $     --    $     --    $    --

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

                                                  Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                  --------------------------------------------------------------------
                                                        Net Derivatives (7)
                                                  -------------------------------
                                                              Foreign
                                                              Currency                     Net                 Long-term
                                                  Interest    Exchange        Equity    Embedded     Long-term  Debt of
                                                    Rate        Rate   Credit Market Derivatives (8)   Debt    CSEs - FVO
                                                  --------    -------- ------ ------ --------------- --------- ----------
                                                                             (In millions)
Year Ended December 31, 2013
Balance at January 1,............................ $    58     $    37  $  33  $   --   $     (109)   $     --  $    (44)
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2)
   Net investment income.........................      --          --     --      --            --         --         --
   Net investment gains (losses).................      --          --     --      --            --         --        (2)
   Net derivative gains (losses).................     (3)        (24)    (8)      --           102         --         --
  OCI............................................    (44)          --     --      --            --         --         --
Purchases (3)....................................      --          --     --      --            --         --         --
Sales (3)........................................      --          --     --      --            --         --         --
Issuances (3)....................................      --          --    (1)      --            --       (43)         --
Settlements (3)..................................    (12)           1    (1)      --            55         --         18
Transfers into Level 3 (4).......................      --          --     --      --            --         --         --
Transfers out of Level 3 (4).....................      --          --     --      --            --         --         --
                                                  -------     -------  -----  ------   -----------   --------  ---------
Balance at December 31,.......................... $   (1)     $    14  $  23  $   --   $        48   $   (43)  $    (28)
                                                  =======     =======  =====  ======   ===========   ========  =========
Changes in unrealized gains (losses) included in
 net income (loss): (5)
  Net investment income.......................... $    --     $    --  $  --  $   --   $        --   $     --  $      --
  Net investment gains (losses).................. $    --     $    --  $  --  $   --   $        --   $     --  $     (2)
  Net derivative gains (losses).................. $    --     $  (24)  $ (5)  $   --   $       115   $     --  $      --

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

                                                       Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                       -----------------------------------------------------------------------
                                                                          Fixed Maturity Securities
                                                       -----------------------------------------------------------------------
                                                                      U.S.
                                                         U.S.     Treasury and   Foreign                            Foreign
                                                       Corporate     Agency     Corporate   RMBS    ABS     CMBS   Government
                                                       ---------  ------------  ---------  ------  ------  ------  ----------
                                                                                (In millions)
Year Ended December 31, 2012
Balance at January 1,................................. $  4,919     $     25    $  2,258   $  691  $1,146  $  219    $  291
Total realized/unrealized gains (losses) included in:
  Net income (loss): (1), (2)
   Net investment income..............................        7           --           6       27       1      --         5
   Net investment gains (losses)......................      (2)           --        (52)      (5)     (1)     (7)       (5)
   Net derivative gains (losses)......................       --           --          --       --      --      --        --
  OCI.................................................      173           --         142      220     (3)     (3)        19
Purchases (3).........................................    1,282           47       1,213      892     953     268         2
Sales (3).............................................    (848)          (1)       (489)    (242)   (157)   (167)      (55)
Issuances (3).........................................       --           --          --       --      --      --        --
Settlements (3).......................................       --           --          --       --      --      --        --
Transfers into Level 3 (4)............................      559           --          99      131       4     104        25
Transfers out of Level 3 (4)..........................    (630)           --       (123)     (12)    (20)    (12)        --
                                                       --------     --------    --------   ------  ------  ------    ------
Balance at December 31,............................... $  5,460     $     71    $  3,054   $1,702  $1,923  $  402    $  282
                                                       ========     ========    ========   ======  ======  ======    ======
Changes in unrealized gains (losses) included in net
 income (loss): (5)
  Net investment income............................... $      4     $     --    $      5   $   27  $    1  $   --    $    5
  Net investment gains (losses)....................... $    (3)     $     --    $   (13)   $  (2)  $   --  $   --    $   --
  Net derivative gains (losses)....................... $     --     $     --    $     --   $   --  $   --  $   --    $   --

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                             Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                      -------------------------------------------------------------------------------------
                                      Equity Securities    Trading and FVO Securities
                                      ----------------- --------------------------------
                                                Non-                  FVO        FVO
                                             redeemable  Actively   General   Securities             Residential  Separate
                                      Common Preferred    Traded    Account    Held by   Short-term   Mortgage    Account
                                      Stock    Stock    Securities Securities    CSEs    Investments Loans - FVO Assets (6)
                                      ------ ---------- ---------- ---------- ---------- ----------- ----------- ----------
                                                                          (In millions)
Year Ended December 31, 2012
Balance at January 1,................ $  104  $    293    $   --     $   14    $    --    $    134    $      --   $ 1,082
Total realized/unrealized gains
 (losses) included in:
  Net income (loss): (1), (2)
   Net investment income.............     --        --        --         12         --          --           --        --
   Net investment gains (losses).....      7       (1)        --         --         --          --           --        84
   Net derivative gains (losses).....     --        --        --         --         --          --           --        --
  OCI................................    (7)        16        --         --         --        (19)           --        --
Purchases (3)........................     10         5         6         --         --         246           --       171
Sales (3)............................   (24)      (32)        --         --         --       (106)           --     (379)
Issuances (3)........................     --        --        --         --         --          --           --         2
Settlements (3)......................     --        --        --         --         --          --           --       (1)
Transfers into Level 3 (4)...........      1        --        --         --         --           5           --        24
Transfers out of Level 3 (4).........   (31)        --        --         --         --         (8)           --      (43)
                                      ------  --------    ------     ------    -------    --------    ---------   -------
Balance at December 31,.............. $   60  $    281    $    6     $   26    $    --    $    252    $      --   $   940
                                      ======  ========    ======     ======    =======    ========    =========   =======
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income.............. $   --  $     --    $   --     $   12    $    --    $     --    $      --   $    --
  Net investment gains (losses)...... $  (4)  $     --    $   --     $   --    $    --    $     --    $      --   $    --
  Net derivative gains (losses)...... $   --  $     --    $   --     $   --    $    --    $     --    $      --   $    --

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

                                                       Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                       --------------------------------------------------------------------
                                                             Net Derivatives (7)
                                                       -------------------------------
                                                                   Foreign
                                                                   Currency                     Net                 Long-term
                                                       Interest    Exchange        Equity    Embedded     Long-term  Debt of
                                                         Rate        Rate   Credit Market Derivatives (8)   Debt    CSEs - FVO
                                                       --------    -------- ------ ------ --------------- --------- ----------
                                                                                  (In millions)
Year Ended December 31, 2012
Balance at January 1,.................................  $  67      $    56  $   1  $  --    $    (790)     $    --   $  (116)
Total realized/unrealized gains (losses) included in:
  Net income (loss): (1), (2)
   Net investment income..............................     --           --     --     --            --          --         --
   Net investment gains (losses)......................     --           --     --     --            --          --        (7)
   Net derivative gains (losses)......................     17         (19)     38     --           629          --         --
  OCI.................................................    (1)           --     --     --            --          --         --
Purchases (3).........................................     --           --     --     --            --          --         --
Sales (3).............................................     --           --     --     --            --          --         --
Issuances (3).........................................     --           --    (3)     --            --          --         --
Settlements (3).......................................   (25)           --    (3)     --            52          --         79
Transfers into Level 3 (4)............................     --           --     --     --            --          --         --
Transfers out of Level 3 (4)..........................     --           --     --     --            --          --         --
                                                        -----      -------  -----  -----    ----------     -------   --------
Balance at December 31,...............................  $  58      $    37  $  33  $  --    $    (109)     $    --   $   (44)
                                                        =====      =======  =====  =====    ==========     =======   ========
Changes in unrealized gains (losses) included in net
 income (loss): (5)
  Net investment income...............................  $  --      $    --  $  --  $  --    $       --     $    --   $     --
  Net investment gains (losses).......................  $  --      $    --  $  --  $  --    $       --     $    --   $    (7)
  Net derivative gains (losses).......................  $  --      $  (19)  $  36  $  --    $      636     $    --   $     --

--------

(1)Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses), while changes in estimated fair value of mortgage loans--FVO are included in net investment income. Lapses associated with net embedded derivatives are included in net derivative gains (losses).

(2)Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(3)Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(4)Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(5)Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods.

(6)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income. For the purpose of this disclosure, these changes are presented within net investment gains (losses).

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


(7)Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(8)Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

 Fair Value Option

   The following table presents information for residential mortgage loans, which are accounted for under the FVO, and were initially measured at fair value.

                                                                       December 31,
                                                                      ---------------
                                                                        2014    2013
                                                                      ------- -------
                                                                       (In millions)
Unpaid principal balance                                              $   436 $   508
Difference between estimated fair value and unpaid principal balance.   (128)   (170)
                                                                      ------- -------
 Carrying value at estimated fair value.............................. $   308 $   338
                                                                      ======= =======
Loans in non-accrual status.......................................... $   125 $    --

  The following table presents information for long-term debt, which is accounted for under the FVO, and was initially measured at fair value.

                                                       Long-term Debt                  Long-term Debt of CSEs
                                             ----------------------------------  ----------------------------------
                                             December 31, 2014 December 31, 2013 December 31, 2014 December 31, 2013
                                             ----------------- ----------------- ----------------- -----------------
                                                                          (In millions)
Contractual principal balance...............    $       115       $       123       $        26        $      42
Difference between estimated fair value and
  contractual principal balance.............              2                (1)              (13)             (14)
                                             ----------------- ----------------- ----------------- -----------------
 Carrying value at estimated fair
   value (1)................................    $       117       $       122       $        13        $      28
                                             ================= ================= ================= =================

--------

(1)Changes in estimated fair value are recognized in net investment gains (losses). Interest expense is recognized in other expenses.

Nonrecurring Fair Value Measurements

  The following table presents information for assets measured at estimated fair value on a nonrecurring basis during the periods and still held at the reporting dates (for example, when there is evidence of impairment). The estimated fair values for these assets were determined using significant unobservable inputs (Level 3).

                                              At December 31,                Years Ended December 31,
                                         -------------------------------- -----------------------------
                                             2014       2013       2012       2014      2013      2012
                                         --------   --------   --------   --------  --------  ---------
                                         Carrying Value After Measurement        Gains (Losses)
                                         -------------------------------- -----------------------------
                                                              (In millions)
Mortgage loans, net (1)................. $     94   $    175   $    361   $      2  $     24  $    (16)
Other limited partnership interests (2). $    109   $     71   $     48   $    (70) $    (40) $    (30)
Goodwill (3)............................ $     --   $     --   $     --   $     --  $     --  $    (10)

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


--------

(1)Estimated fair values for impaired mortgage loans are based on independent broker quotations or valuation models using unobservable inputs or, if the loans are in foreclosure or are otherwise determined to be collateral dependent, are based on the estimated fair value of the underlying collateral or the present value of the expected future cash flows.

(2)For these cost method investments, estimated fair value is determined from information provided in the financial statements of the underlying entities including NAV data. These investments include private equity and debt funds that typically invest primarily in various strategies including domestic and international leveraged buyout funds; power, energy, timber and infrastructure development funds; venture capital funds; and below investment grade debt and mezzanine debt funds. Distributions will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next two to 10 years. Unfunded commitments for these investments at both December 31, 2014 and 2013 were not significant.

(3)As discussed in Note 11, in 2012, the Company recorded an impairment of goodwill associated with the Retail Annuities reporting unit. This impairment has been categorized as Level 3 due to the significant unobservable inputs used in the determination of the estimated fair value.

Fair Value of Financial Instruments Carried at Other Than Fair Value

  The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions, short-term debt and those short-term investments that are not securities, such as time deposits, and therefore are not included in the three level hierarchy table disclosed in the "--Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2 and, to a lesser extent, in Level 1, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the table below are not considered financial instruments subject to this disclosure.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


  The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                           December 31, 2014
                                     -------------------------------------------------------------
                                                        Fair Value Hierarchy
                                               --------------------------------------
                                                                                         Total
                                     Carrying                                          Estimated
                                      Value        Level 1      Level 2      Level 3   Fair Value
                                     --------- ----------- ------------- ------------ ------------
                                                           (In millions)
Assets
Mortgage loans...................... $  48,751 $        --  $        --  $     50,992 $     50,992
Policy loans........................ $   8,491 $        --  $       796  $      9,614 $     10,410
Real estate joint ventures.......... $      30 $        --  $        --  $         54 $         54
Other limited partnership interests. $     635 $        --  $        --  $        819 $        819
Other invested assets............... $   2,385 $        --  $     2,270  $        220 $      2,490
Premiums, reinsurance and other
 receivables........................ $  13,845 $        --  $        94  $     14,607 $     14,701
Liabilities
PABs................................ $  73,225 $        --  $        --  $     75,481 $     75,481
Long-term debt...................... $   1,897 $        --  $     2,029  $        268 $      2,297
Other liabilities................... $  20,139 $        --  $       609  $     20,133 $     20,742
Separate account liabilities........ $  60,840 $        --  $    60,840  $         -- $     60,840

                                                           December 31, 2013
                                     -------------------------------------------------------------
                                                        Fair Value Hierarchy
                                               --------------------------------------
                                                                                         Total
                                     Carrying                                          Estimated
                                      Value      Level 1      Level 2      Level 3     Fair Value
                                     --------- ----------- ------------- ------------ ------------
                                                           (In millions)
Assets
Mortgage loans...................... $  45,686 $        --  $        --  $     47,369 $     47,369
Policy loans........................ $   8,421 $        --  $       786  $      8,767 $      9,553
Real estate joint ventures.......... $      47 $        --  $        --  $         70 $         70
Other limited partnership interests. $     865 $        --  $        --  $      1,013 $      1,013
Other invested assets............... $   2,017 $        87  $     1,752  $        176 $      2,015
Premiums, reinsurance and other
 receivables........................ $  14,210 $        --  $        15  $     14,906 $     14,921
Liabilities
PABs................................ $  70,205 $        --  $        --  $     72,236 $     72,236
Long-term debt...................... $   2,655 $        --  $     2,956  $         -- $      2,956
Other liabilities................... $  19,601 $        --  $       310  $     19,787 $     20,097
Separate account liabilities........ $  57,935 $        --  $    57,935  $         -- $     57,935

  The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

 Mortgage Loans

   The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


Policy Loans

   Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

 Real Estate Joint Ventures and Other Limited Partnership Interests

   The estimated fair values of these cost method investments are generally based on the Company's share of the NAV as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

 Other Invested Assets

   These other invested assets are principally comprised of loans to affiliates. The estimated fair value of loans to affiliates is determined by discounting the expected future cash flows using market interest rates currently available for instruments with similar terms and remaining maturities.

 Premiums, Reinsurance and Other Receivables

   Premiums, reinsurance and other receivables are principally comprised of certain amounts recoverable under reinsurance agreements, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivatives and amounts receivable for securities sold but not yet settled.

   Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

   The amounts on deposit for derivative settlements, classified within Level 2, essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value.

 PABs

   These PABs include investment contracts. Embedded derivatives on investment contracts and certain variable annuity guarantees accounted for as embedded derivatives are excluded from this caption in the preceding tables as they are separately presented in "-- Recurring Fair Value Measurements."

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


   The investment contracts primarily include certain funding agreements, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities and total control accounts. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

 Long-term Debt

   The estimated fair value of long-term debt is principally determined using market standard valuation methodologies. Capital leases, which are not required to be disclosed at estimated fair value, and debt carried at fair value are excluded from the preceding tables.

   Valuations of instruments classified as Level 2 are based primarily on quoted prices in markets that are not active or using matrix pricing that use standard market observable inputs such as quoted prices in markets that are not active and observable yields and spreads in the market. Instruments valued using discounted cash flow methodologies use standard market observable inputs including market yield curve, duration, observable prices and spreads for similar publicly traded or privately traded issues.

   Valuations of instruments classified as Level 3 are based primarily on discounted cash flow methodologies that utilize unobservable discount rates that can vary significantly based upon the specific terms of each individual arrangement.

 Other Liabilities

   Other liabilities consist primarily of interest payable, amounts due for securities purchased but not yet settled, funds withheld amounts payable, which are contractually withheld by the Company in accordance with the terms of the reinsurance agreements, and amounts payable under certain assumed reinsurance agreements, which are recorded using the deposit method of accounting. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values, with the exception of certain deposit type reinsurance payables. For such payables, the estimated fair value is determined as the present value of expected future cash flows, which are discounted using an interest rate determined to reflect the appropriate credit standing of the assuming counterparty.

 Separate Account Liabilities

   Separate account liabilities represent those balances due to policyholders under contracts that are classified as investment contracts.

   Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance, funding agreements related to group life contracts and certain contracts that provide for benefit funding.

   Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

 value of those assets approximates the estimated fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

11. Goodwill

   Goodwill, which is included in other assets, is the excess of cost over the estimated fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. The goodwill impairment process requires a comparison of the estimated fair value of a reporting unit to its carrying value. The Company tests goodwill for impairment by either performing a qualitative assessment or a two-step quantitative test. The qualitative assessment is an assessment of historical information and relevant events and circumstances to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill. The Company may elect not to perform the qualitative assessment for some or all of its reporting units and perform a two-step quantitative impairment test. In performing the two-step quantitative impairment test, the Company may use a market multiple valuation approach and a discounted cash flow valuation approach. For reporting units which are particularly sensitive to market assumptions, the Company may use additional valuation methodologies to estimate the reporting units' fair values.

   The market multiple valuation approach utilizes market multiples of companies with similar businesses and the projected operating earnings of the reporting unit. The discounted cash flow valuation approach requires judgments about revenues, operating earnings projections, capital market assumptions and discount rates. The key inputs, judgments and assumptions necessary in determining estimated fair value of the reporting units include projected operating earnings, current book value, the level of economic capital required to support the mix of business, long-term growth rates, comparative market multiples, the account value of in-force business, projections of new and renewal business, as well as margins on such business, the level of interest rates, credit spreads, equity market levels, and the discount rate that the Company believes is appropriate for the respective reporting unit.

   The valuation methodologies utilized are subject to key judgments and assumptions that are sensitive to change. Estimates of fair value are inherently uncertain and represent only management's reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results. Declines in the estimated fair value of the Company's reporting units could result in goodwill impairments in future periods which could materially adversely affect the Company's results of operations or financial position.

   For the 2014 annual goodwill impairment tests, the Company utilized the qualitative assessment for all of its reporting units and determined it was not more than likely that the fair value of any of the reporting units was less than its carrying amount, and, therefore no further testing was needed for these reporting units.

   As discussed in Note 2, effective January 1, 2015, the Company implemented certain segment reporting changes, including revising its capital allocation methodology, which were approved by the chief operating decision maker of MetLife, Inc. in the fourth quarter of 2014. As a result, goodwill was re-tested for impairment during the fourth quarter of 2014 using estimated revised carrying amounts of the reporting units. The Company

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

11. Goodwill (continued)

 concluded that the fair values of all reporting units were in excess of their carrying value and, therefore, goodwill was not impaired.

   Information regarding goodwill by segment, as well as Corporate & Other, was as follows:

                                          Group,
                                        Voluntary & Corporate
                                         Worksite    Benefit  Corporate
                                Retail   Benefits    Funding   & Other  Total
                                ------- ----------- --------- --------- ------
                                                (In millions)
  Balance at January 1, 2012
  Goodwill..................... $    37  $     68    $    2    $    4   $  111
  Accumulated impairment.......      --        --        --        --       --
                                ------- ----------- --------- --------- ------
   Total goodwill, net.........      37        68         2         4      111

  Impairments (1)..............    (10)        --        --        --     (10)

  Balance at December 31, 2012
  Goodwill.....................      37        68         2         4      111
  Accumulated impairment.......    (10)        --        --        --     (10)
                                ------- ----------- --------- --------- ------
   Total goodwill, net.........      27        68         2         4      101
  Balance at December 31, 2013
  Goodwill.....................      37        68         2         4      111
  Accumulated impairment.......    (10)        --        --        --     (10)
                                ------- ----------- --------- --------- ------
   Total goodwill, net.........      27        68         2         4      101
  Balance at December 31, 2014
  Goodwill.....................      37        68         2         4      111
  Accumulated impairment.......    (10)        --        --        --     (10)
                                ------- ----------- --------- --------- ------
   Total goodwill, net......... $    27  $     68    $    2    $    4   $  101
                                ======= =========== ========= ========= ======

--------

(1)For the year ended December 31, 2012, a non-cash charge of $10 million, which had no impact on income taxes, was recorded in other expenses for the impairment of the entire goodwill balance for the Retail Annuities reporting unit.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


12. Long-term and Short-term Debt

   Long-term and short-term debt outstanding was as follows:

                                 Interest Rates (1)                   December 31,
                               ---------------------              ---------------------
                                             Weighted
                                   Range     Average   Maturity      2014       2013
                               ------------- -------- ----------- ---------- ----------
                                                                      (In millions)
Surplus notes --affiliated.... 3.00% - 7.38%   6.49%  2015 - 2037 $      883 $    1,100
Surplus notes................. 7.63% - 7.88%   7.83%  2015 - 2025        701        701
Mortgage loans --affiliated... 2.11% - 7.26%   5.21%  2015 - 2020        242        364
Senior notes --affiliated (2). 0.92% - 2.75%   1.97%  2021 - 2022         78         79
Other notes (3)............... 1.34% - 8.00%   3.34%  2015 - 2027        110        533
Capital lease obligations.....                                            --         23
                                                                  ---------- ----------
Total long-term debt (4)......                                         2,014      2,800
Total short-term debt.........                                           100        175
                                                                  ---------- ----------
Total.........................                                    $    2,114 $    2,975
                                                                  ========== ==========

--------

(1)Range of interest rates and weighted average interest rates are for the year ended December 31, 2014.

(2)During 2012, a consolidated VIE issued $80 million of long-term debt to an affiliate. See Note 8.

(3)At December 31, 2013, the Company consolidated the MetLife Core Property Fund. During 2013, this consolidated VIE issued $373 million of long-term debt. The Company no longer consolidated the fund effective March 31, 2014. See Note 8.

(4)Excludes $13 million and $28 million of long-term debt relating to CSEs at December 31, 2014 and 2013, respectively. See Note 8.

   The aggregate maturities of long-term debt at December 31, 2014 for the next five years and thereafter are $521 million in 2015, $3 million in 2016, $3 million in 2017, $7 million in 2018, $33 million in 2019 and $1.4 billion thereafter.

   Capital lease obligations and mortgage loans are collateralized and rank highest in priority, followed by unsecured senior debt which consists of senior notes and other notes. Payments of interest and principal on the Company's surplus notes are subordinate to all other obligations. Payments of interest and principal on surplus notes may be made only with the prior approval of the insurance department of the state of domicile.

   Certain of the Company's debt instruments, as well as its credit and committed facilities, contain various administrative, reporting, legal and financial covenants. The Company believes it was in compliance with all such covenants at December 31, 2014.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

12. Long-term and Short-term Debt (continued)


Debt Repayments

   In November 2014, a wholly-owned real estate subsidiary of the Company repaid in cash $60 million of its 7.01% mortgage loans issued to MetLife USA due in January 2020. It also repaid in cash $60 million of its 4.67% mortgage loans issued to MetLife USA due in January 2017.

   In September 2014, the Company repaid in cash $217 million of surplus notes issued to MetLife Mexico S.A., an affiliate. The redemption was approved by the Superintendent.

Short-term Debt

  Short-term debt with maturities of one year or less was as follows:

                                              December 31,
                                            -----------------
                                              2014     2013
                                            -------- --------
                                              (In millions)
                  Commercial paper......... $    100 $    175
                  Average daily balance.... $    109 $    103
                  Average days outstanding.  69 days  55 days

  During the years ended December 31, 2014, 2013 and 2012, the weighted average interest rate on short-term debt was 0.10%, 0.12% and 0.17%, respectively.

Interest Expense

   Interest expense related to long-term and short-term debt included in other expenses was $150 million, $150 million and $148 million for the years ended December 31, 2014, 2013 and 2012, respectively. These amounts include $88 million, $91 million and $89 million of interest expense related to affiliated debt for the years ended December 31, 2014, 2013 and 2012, respectively. Such amounts do not include interest expense on long-term debt related to CSEs. See
 Note 8.

Credit and Committed Facilities

   At December 31, 2014, MetLife Funding, Inc. ("MetLife Funding") and MetLife, Inc. maintained a $4.0 billion unsecured credit facility and a committed facility aggregating $490 million. When drawn upon, these facilities bear interest at varying rates in accordance with the respective agreements.

 Credit Facilities

   Unsecured credit facilities are used for general corporate purposes, to support the borrowers' commercial paper program and for the issuance of letters of credit. Total fees expensed associated with these credit facilities were $4 million, $3 million and $3 million for the years ended December 31, 2014, 2013 and 2012, respectively, and was included in other expenses.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

12. Long-term and Short-term Debt (continued)


  Information on the credit facility at December 31, 2014 was as follows:

                                                     Letters of
                                          Maximum      Credit                   Unused
Borrower(s)                  Expiration    Capacity   Issued (1)   Drawdowns   Commitments
-------------------------- ------------  ---------- ------------ ----------- -------------
                                                         (In millions)
MetLife, Inc. and MetLife
  Funding, Inc............  May 2019 (2) $    4,000   $    684     $    --    $    3,316

--------

(1)MetLife, Inc. and MetLife Funding, a wholly owned subsidiary of Metropolitan Life Insurance Company, are severally liable for their respective obligations under such unsecured credit facility. MetLife Funding is not an applicant under letters of credit outstanding as of December 31, 2014 and is not responsible for any reimbursement obligations under such letters of credit.

(2)In May 2014, MetLife, Inc. and MetLife Funding entered into a $4.0 billion five-year unsecured credit agreement, which amended and restated both the five-year $3.0 billion and the five-year $1.0 billion unsecured credit agreements in their entireties into a single agreement (the "2014 Five-Year Credit Agreement"). The credit facility made available by the 2014 Five-Year Credit Agreement may be used for general corporate purposes (including in the case of loans, to back up commercial paper and, in the case of letters of credit, to support variable annuity policy and reinsurance reserve requirements). All borrowings under the 2014 Five-Year Credit Agreement must be repaid by May 30, 2019, except that letters of credit outstanding on that date may remain outstanding until no later than May 30, 2020. The Company incurred costs of $3 million related to the 2014 Five-Year Credit Agreement, which were capitalized and included in other assets. These costs are being amortized over the remaining term of the 2014 Five-Year Credit Agreement.

 Committed Facility

   The committed facility is used for collateral for certain of the Company's affiliated reinsurance liabilities. Total fees expensed associated with this committed facility were $4 million, $3 million and $3 million for the years ended December 31, 2014, 2013 and 2012, respectively, and is included in other expenses. Information on the committed facility at December 31, 2014 was as follows:

                                                      Letters of
                                           Maximum      Credit                   Unused
Account Party/Borrower(s)    Expiration     Capacity   Issued (1)   Drawdowns   Commitments
-------------------------  ------------   ---------- ------------ ----------- -------------
                                                          (In millions)
MetLife, Inc. & Missouri
  Reinsurance, Inc........  June 2016 (2)  $    490    $    490     $    --      $    --

--------

(1)Missouri Reinsurance, Inc., a subsidiary of Metropolitan Life Insurance Company, had outstanding $490 million in letters of credit at December 31, 2014.

(2)Commencing in December 2015 and extending through March 2016, the capacity will grade down from $490 million to $200 million.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


13. Equity

Stock-Based Compensation Plans

 Overview

   In accordance with a service agreement with an affiliate, the Company was allocated a proportionate share of stock-based compensation expenses. The stock-based compensation expenses recognized by the Company are related to awards under MetLife, Inc. 2005 Stock and Incentive Compensation Plan (the "2005 Stock Plan"), payable in shares of MetLife, Inc. common stock ("Shares"), or options to purchase MetLife, Inc. common stock. The Company does not issue any awards payable in its common stock or options to purchase its common stock.
 Description of Plan -- General Terms

   Under the 2005 Stock Plan, awards granted to employees and agents may be in the form of Stock Options, Stock Appreciation Rights, Restricted Stock or Restricted Stock Units, Performance Shares or Performance Share Units, Cash-Based Awards and Stock-Based Awards (each as defined in the 2005 Stock Plan with reference to Shares).

   Compensation expense related to awards under the 2005 Stock Plan is recognized based on the number of awards expected to vest, which represents the awards granted less expected forfeitures over the life of the award, as estimated at the date of grant. Unless a material deviation from the assumed forfeiture rate is observed during the term in which the awards are expensed, any adjustment necessary to reflect differences in actual experience is recognized in the period the award becomes payable or exercisable.

   Compensation expense related to awards under the 2005 Stock Plan is principally related to the issuance of Stock Options, Performance Shares and Restricted Stock Units. The majority of the awards granted by MetLife, Inc. each year under the 2005 Stock Plan are made in the first quarter of each year.

   The expense related to stock-based compensation included in other expenses was $100 million, $122 million and $127 million for the years ended
 December 31, 2014, 2013 and 2012, respectively.

Statutory Equity and Income

  Each U.S. insurance company's state of domicile imposes risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"). Companies below specific trigger levels or ratios are classified by their respective levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC ("Company Action RBC"). The RBC ratios for Metropolitan Life Insurance Company and each of its insurance subsidiaries were in excess of 350% for all periods presented.

  Metropolitan Life Insurance Company and its insurance subsidiaries prepare statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of their respective state of domicile. The NAIC has adopted the Codification of Statutory Accounting Principles

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)

("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the various state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of Metropolitan Life Insurance Company and its insurance subsidiaries.

  Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance agreements and valuing securities on a different basis.

  In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

  The Department of Financial Services issues an annual "Special Considerations" circular letter to New York licensed insurers requiring tests to be performed as part of insurers' year-end asset adequacy testing. The Department of Financial Services issued its 2014 Special Considerations letter on October 10, 2014, which was substantially similar to the 2013 letter. The letter mandates the use of certain assumptions in asset adequacy testing. In 2013, MLIC established a three-year grade-in schedule for the amount of LTC reserves required as a result of the new assumptions. In 2014, MLIC established an additional schedule, reflecting current economic conditions, liabilities and assets. The following table summarizes the two schedules of strengthening:

                             2013 Schedule 2014 Schedule Combined Schedule
                             ------------- ------------- -----------------
                                             (In millions)
     2013 Strengthening.....    $  300           N/A          $  300
     2014 Strengthening.....    $  200        $  100          $  300
     2015 Strengthening (1).    $  100        $  100          $  200
     2016 Strengthening (1).       N/A        $  100          $  100

--------

(1)The actual 2015 and 2016 amounts may differ from those originally estimated in 2013 and 2014 due to changes in economic conditions, regulations, or policyholder behavior.

  The tables below present amounts from Metropolitan Life Insurance Company and its insurance subsidiaries, which are derived from the most recent statutory-basis financial statements as filed with the insurance regulators.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)


  Statutory net income (loss) was as follows:

                                                           Years Ended December 31,
                                                           ------------------------
Company                                  State of Domicile   2014    2013    2012
---------------------------------------- ----------------- -------- ------ --------
                                                                (In millions)
Metropolitan Life Insurance Company.....     New York      $  1,487 $  369 $  1,320
New England Life Insurance Company......   Massachusetts   $    303 $  103 $     79
General American Life Insurance Company.     Missouri      $    129 $   60 $     19

  Statutory capital and surplus was as follows at:

                                                      December 31,
                                                   -------------------
          Company                                    2014      2013
          ---------------------------------------- --------- ---------
                                                      (In millions)
          Metropolitan Life Insurance Company..... $  12,008 $  12,428
          New England Life Insurance Company...... $     675 $     571
          General American Life Insurance Company. $     867 $     818

Dividend Restrictions

  The table below sets forth dividends permitted to be paid by Metropolitan Life Insurance Company to MetLife, Inc. without insurance regulatory approval and dividends paid:

                                            2015            2014        2013
                                      ----------------- ------------- --------
                                      Permitted Without
 Company                                  Approval        Paid (1)    Paid (1)
 ------------------------------------ ----------------- ------------- --------
                                                        (In millions)
 Metropolitan Life Insurance Company.     $  1,200        $    821(2) $  1,428

--------

(1)Includes all amounts paid, including those requiring regulatory approval.

(2)During December 2014, Metropolitan Life Insurance Company distributed shares of an affiliate to MetLife, Inc. as an in-kind dividend of $113 million, as calculated on a statutory basis.

   Under New York State Insurance Law, Metropolitan Life Insurance Company is permitted, without prior insurance regulatory clearance, to pay stockholder dividends to MetLife, Inc. as long as the aggregate amount of all such dividends in any calendar year does not exceed the lesser of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). Metropolitan Life Insurance Company will be permitted to pay a dividend to MetLife, Inc. in excess of the lesser of such two amounts only if it files notice of its intention to declare such a dividend and the amount thereof with the New York Superintendent of Financial Services (the "Superintendent") and the Superintendent either approves the distribution of the dividend or does not disapprove the dividend within 30 days of its filing. Under New York State Insurance Law, the Superintendent has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)


  The table below sets forth the dividends permitted to be paid by Metropolitan Life Insurance Company's insurance subsidiaries without regulatory approval and dividends paid:

                                               2015             2014        2013
                                         ----------------- -----------    ---------
                                         Permitted Without
Company                                    Approval (1)       Paid (2)    Paid (2)
---------------------------------------- ----------------- -----------    ---------
                                                       (In millions)
New England Life Insurance Company......   $         199   $       227(3) $      77
General American Life Insurance Company.   $          88   $        --    $      --

--------

(1)Reflects dividend amounts that may be paid during 2015 without prior regulatory approval. However, because dividend tests may be based on dividends previously paid over a rolling 12-month period, if paid before a specified date during 2015, some or all of such dividends may require regulatory approval.

(2)Includes all amounts paid, including those requiring regulatory approval.

(3)During December 2014, New England Life Insurance Company ("NELICO") distributed shares of an affiliate to Metropolitan Life Insurance Company as an extraordinary in-kind dividend of $113 million, as calculated on a statutory basis. Also during December 2014, NELICO paid an extraordinary cash dividend to Metropolitan Life Insurance Company in the amount of $114 million.

  Under Massachusetts State Insurance Law, NELICO is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to Metropolitan Life Insurance Company as long as the aggregate amount of the dividend, when aggregated with all other dividends paid in the preceding 12 months, does not exceed the greater of: (i) 10 % of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year. NELICO will be permitted to pay a dividend to Metropolitan Life Insurance Company in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Massachusetts Commissioner of Insurance (the "Massachusetts Commissioner") and the Massachusetts Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as "unassigned funds (surplus)") as of the last filed annual statutory statement requires insurance regulatory approval. Under Massachusetts State Insurance Law, the Massachusetts Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders.

  Under Missouri State Insurance Law, GALIC is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to Metropolitan Life Insurance Company as long as the amount of such dividend when aggregated with all other dividends in the preceding 12 months, does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding net realized capital gains). GALIC will be permitted to pay a dividend to Metropolitan Life Insurance Company in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Missouri Director of Insurance (the "Missouri Director") and the Missouri Director either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, unassigned funds

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)

(surplus) as of the last filed annual statutory statement requires insurance regulatory approval. Under Missouri State Insurance Law, the Missouri Director has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders.

  For the years ended December 31, 2014 and 2013, Metropolitan Life Insurance Company received dividends from non-insurance subsidiaries of $95 million and $45 million, respectively.

Accumulated Other Comprehensive Income (Loss)

  Information regarding changes in the balances of each component of AOCI attributable to Metropolitan Life Insurance Company, net of income tax, was as follows:

                                           Unrealized                       Foreign     Defined
                                        Investment Gains     Unrealized    Currency     Benefit
                                        (Losses), Net of   Gains (Losses) Translation    Plans
                                       Related Offsets (1) on Derivatives Adjustments  Adjustment      Total
                                       ------------------- -------------- ----------- ------------- -----------
                                                                    (In millions)
Balance at December 31, 2011..........       $       4,028     $      840  $       37 $     (1,851) $     3,054
OCI before reclassifications..........               2,406          (243)        (30)         (618)       1,515
Deferred income tax benefit (expense).               (843)             87          11           217       (528)
                                             -------------     ----------  ---------- ------------- -----------
 OCI before reclassifications, net of
   income tax.........................               5,591            684          18       (2,252)       4,041
Amounts reclassified from AOCI........                  96              2          --         (148)        (50)
Deferred income tax benefit (expense).                (33)            (1)          --            51          17
                                             -------------     ----------  ---------- ------------- -----------
 Amounts reclassified from AOCI, net
   of income tax......................                  63              1          --          (97)        (33)
                                             -------------     ----------  ---------- ------------- -----------
Balance at December 31, 2012..........               5,654            685          18       (2,349)       4,008
OCI before reclassifications..........             (3,321)          (677)          22         1,396     (2,580)
Deferred income tax benefit (expense).               1,145            237         (9)         (490)         883
                                             -------------     ----------  ---------- ------------- -----------
 OCI before reclassifications, net of
   income tax.........................               3,478            245          31       (1,443)       2,311
Amounts reclassified from AOCI........                (16)           (14)          --         (205)       (235)
Deferred income tax benefit (expense).                   6              5          --            71          82
                                             -------------     ----------  ---------- ------------- -----------
 Amounts reclassified from AOCI, net
   of income tax......................                (10)            (9)          --         (134)       (153)
                                             -------------     ----------  ---------- ------------- -----------
Balance at December 31, 2013..........               3,468            236          31       (1,577)       2,158
OCI before reclassifications..........               4,095            606        (44)       (1,181)       3,476
Deferred income tax benefit (expense).             (1,409)          (212)          10           406     (1,205)
                                             -------------     ----------  ---------- ------------- -----------
 OCI before reclassifications, net of
   income tax.........................               6,154            630         (3)       (2,352)       4,429
Amounts reclassified from AOCI........                  70            682          --           180         932
Deferred income tax benefit (expense).                (24)          (239)          --          (64)       (327)
                                             -------------     ----------  ---------- ------------- -----------
 Amounts reclassified from AOCI, net
   of income tax......................                  46            443          --           116         605
                                             -------------     ----------  ---------- ------------- -----------
Balance at December 31, 2014..........       $       6,200     $    1,073  $      (3) $     (2,236) $     5,034
                                             =============     ==========  ========== ============= ===========

--------

(1)See Note 8 for information on offsets to investments related to future policy benefits, DAC, VOBA and DSI, and the policyholder dividend obligation.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)

  Information regarding amounts reclassified out of each component of AOCI, was as follows:

                                                                               Consolidated Statement of Operations and
AOCI Components                                 Amounts Reclassified from AOCI  Comprehensive Income (Loss) Locations
--------------------------------------------    ----------------------------   ----------------------------------------
                                                  Years Ended December 31,
                                                ----------------------------
                                                  2014        2013      2012
                                                ---------   --------- --------
                                                       (In millions)
Net unrealized investment gains (losses):
  Net unrealized investment gains
   (losses).................................... $   (103)   $     (9) $  (136)      Net investment gains (losses)
  Net unrealized investment gains
   (losses)....................................        40          53       56      Net investment income
  Net unrealized investment gains
   (losses)....................................       (7)        (28)     (16)      Net derivative gains (losses)
                                                ---------   --------- --------
    Net unrealized investment gains
     (losses), before income tax...............      (70)          16     (96)
    Income tax (expense) benefit...............        24         (6)       33
                                                ---------   --------- --------
    Net unrealized investment gains
     (losses), net of income tax............... $    (46)   $      10 $   (63)
                                                =========   ========= ========
Unrealized gains (losses) on derivatives--
 cash flow hedges:
  Interest rate swaps.......................... $      41   $      20 $      3      Net derivative gains (losses)
  Interest rate swaps..........................         9           8        4      Net investment income
  Interest rate forwards.......................       (8)           1       --      Net derivative gains (losses)
  Interest rate forwards.......................         2           2        2      Net investment income
  Foreign currency swaps.......................     (725)        (15)      (7)      Net derivative gains (losses)
  Foreign currency swaps.......................       (2)         (3)      (5)      Net investment income
  Credit forwards..............................         1           1        1      Net investment income
                                                ---------   --------- --------
    Gains (losses) on cash flow hedges,
     before income tax.........................     (682)          14      (2)
    Income tax (expense) benefit...............       239         (5)        1
                                                ---------   --------- --------
    Gains (losses) on cash flow hedges, net
     of income tax............................. $   (443)   $       9 $    (1)
                                                =========   ========= ========
Defined benefit plans adjustment: (1)
  Amortization of net actuarial gains
   (losses).................................... $   (180)   $     274 $    246
  Amortization of prior service (costs)
   credit......................................        --        (69)     (98)
                                                ---------   --------- --------
    Amortization of defined benefit plan
     items, before income tax..................     (180)         205      148
    Income tax (expense) benefit...............        64        (71)     (51)
                                                ---------   --------- --------
    Amortization of defined benefit plan
     items, net of income tax.................. $   (116)   $     134 $     97
                                                =========   ========= ========
Total reclassifications, net of income tax..... $   (605)   $     153 $     33
                                                =========   ========= ========

--------

(1)These AOCI components are included in the computation of net periodic benefit costs. See Note 15.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


14. Other Expenses

  Information on other expenses was as follows:

                                                             Years Ended December 31,
                                                            --------------------------
                                                              2014     2013     2012
                                                            -------- -------- --------
                                                                  (In millions)
Compensation............................................... $  2,257 $  2,392 $  2,426
Pension, postretirement and postemployment benefit costs...      322      364      285
Commissions................................................      828      781      769
Volume-related costs.......................................       70      253      241
Affiliated interest costs on ceded and assumed reinsurance.    1,009    1,033    1,209
Capitalization of DAC......................................    (424)    (562)    (632)
Amortization of DAC and VOBA...............................      695      261      991
Interest expense on debt...................................      151      153      152
Premium taxes, licenses and fees...........................      328      263      294
Professional services......................................    1,013      989      946
Rent and related expenses, net of sublease income..........      128      143      123
Other......................................................    (306)     (82)    (410)
                                                            -------- -------- --------
 Total other expenses...................................... $  6,071 $  5,988 $  6,394
                                                            ======== ======== ========

Capitalization of DAC and Amortization of DAC and VOBA

  See Note 5 for additional information on DAC and VOBA including impacts of capitalization and amortization. See also Note 7 for a description of the DAC amortization impact associated with the closed block.

Interest Expense on Debt

  Interest expense on debt includes interest expense (see Note 12) and interest expense related to CSEs. See Note 8.

Affiliated Expenses

  Commissions, capitalization of DAC and amortization of DAC and VOBA include the impact of affiliated reinsurance transactions. See Notes 6, 12 and 19 for a discussion of affiliated expenses included in the table above.

Restructuring Charges

  MetLife, Inc. commenced an enterprise-wide strategic initiative in 2012. This global strategy focuses on leveraging MetLife, Inc. and its subsidiaries' scale to improve the value they provide to customers and shareholders in order to reduce costs, enhance revenues, achieve efficiencies and reinvest in their technology, platforms and functionality to improve their current operations and develop new capabilities.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

14. Other Expenses (continued)


  These restructuring charges are included in other expenses. As the expenses relate to an enterprise-wide initiative, they are reported in Corporate & Other. Information regarding restructuring charges was as follows:

                                                              Years Ended December 31,
                              ----------------------------------------------------------------------------------------
                                          2014                          2013                          2012
                              ----------------------------  ----------------------------  ----------------------------
                                        Lease and                     Lease and                     Lease and
                                          Asset                         Asset                         Asset
                              Severance Impairment  Total   Severance Impairment  Total   Severance Impairment  Total
                              --------- ---------- -------  --------- ---------- -------  --------- ---------- -------
                                                                    (In millions)
Balance at January 1,........  $    39    $    6   $    45   $    22    $  --    $    22   $    --    $   --   $    --
Restructuring charges........       66         8        74        87       16        103       101        18       119
Cash payments................      (74)       (8)      (82)      (70)     (10)       (80)      (79)      (18)      (97)
                               -------    ------   -------   -------    -----    -------   -------    ------   -------
Balance at December 31,......  $    31    $    6   $    37   $    39    $   6    $    45   $    22    $   --   $    22
                               =======    ======   =======   =======    =====    =======   =======    ======   =======
Total restructuring charges
 incurred since inception of
 initiative..................  $   254    $   42   $   296   $   188    $  34    $   222   $   101    $   18   $   119
                               =======    ======   =======   =======    =====    =======   =======    ======   =======

  Management anticipates further restructuring charges including severance, as well as lease and asset impairments, through the year ending December 31, 2016. However, such restructuring plans were not sufficiently developed to enable management to make an estimate of such restructuring charges at December 31, 2014.

15. Employee Benefit Plans

Pension and Other Postretirement Benefit Plans

  The Company sponsors and administers various U.S. qualified and non-qualified defined benefit pension plans and other postretirement employee benefit plans covering employees and sales representatives who meet specified eligibility requirements. Pension benefits are provided utilizing either a traditional formula or cash balance formula. The traditional formula provides benefits based upon years of credited service and final average earnings. The cash balance formula utilizes hypothetical or notional accounts which credit participants with benefits equal to a percentage of eligible pay, as well as earnings credits, determined annually based upon the average annual rate of interest on 30-year U.S. Treasury securities, for each account balance. At December 31, 2014, the majority of active participants were accruing benefits under the cash balance formula; however, 89% of the Company's obligations result from benefits calculated with the traditional formula. The non-qualified pension plans provide supplemental benefits in excess of limits applicable to a qualified plan. Participating affiliates are allocated a proportionate share of net expense related to the plans, as well as contributions made to the plans.

  The Company also provides certain postemployment benefits and certain postretirement medical and life insurance benefits for retired employees. Employees of the Company who were hired prior to 2003 (or, in certain cases, rehired during or after 2003) and meet age and service criteria while working for the Company may become eligible for these other postretirement benefits, at various levels, in accordance with the applicable plans. Virtually all retirees, or their beneficiaries, contribute a portion of the total costs of postretirement medical benefits. Employees hired after 2003 are not eligible for any employer subsidy for postretirement medical benefits. Participating affiliates are allocated a proportionate share of net expense and contributions related to the postemployment and other postretirement plans.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Employee Benefit Plans (continued)


 Obligations and Funded Status

                                                                     December 31,
                                                -------------------------------------------------------
                                                           2014                        2013
                                                --------------------------- ---------------------------
                                                                 Other                       Other
                                                  Pension    Postretirement   Pension    Postretirement
                                                Benefits (1)    Benefits    Benefits (1)    Benefits
                                                ------------ -------------- ------------ --------------
                                                                     (In millions)
Change in benefit obligations
Benefit obligations at January 1,..............  $    8,130    $    1,861    $    8,937    $    2,402
 Service costs.................................         183            14           214            20
 Interest costs................................         413            92           367            92
 Plan participants' contributions..............          --            30            --            30
 Net actuarial (gains) losses..................       1,461           264         (967)         (550)
 Settlements and curtailments..................        (13)           (6)            --            --
 Change in benefits and other..................         574          (16)            26            --
 Benefits paid.................................       (486)         (109)         (447)         (133)
 Foreign exchange impact.......................          --           (1)            --            --
                                                 ----------    ----------    ----------    ----------
Benefit obligations at December 31,............      10,262         2,129         8,130         1,861
                                                 ----------    ----------    ----------    ----------
Change in plan assets
Fair value of plan assets at January 1,........       7,305         1,352         7,390         1,320
 Actual return on plan assets..................       1,018           112          (20)            57
 Change in benefits and other..................         523            --            28            --
 Plan participants' contributions..............          --            30            --            30
 Employer contributions........................         390            41           354            78
 Benefits paid.................................       (486)         (109)         (447)         (133)
                                                 ----------    ----------    ----------    ----------
Fair value of plan assets at December 31,......       8,750         1,426         7,305         1,352
                                                 ----------    ----------    ----------    ----------
 Over (under) funded status at December 31,....  $  (1,512)    $    (703)    $    (825)    $    (509)
                                                 ==========    ==========    ==========    ==========
Amounts recognized in the consolidated balance
  sheets
 Other assets..................................  $       --    $       --    $      213    $       --
 Other liabilities.............................     (1,512)         (703)       (1,038)         (509)
                                                 ----------    ----------    ----------    ----------
   Net amount recognized.......................  $  (1,512)    $    (703)    $    (825)    $    (509)
                                                 ==========    ==========    ==========    ==========
AOCI
 Net actuarial (gains) losses..................  $    3,034    $      420    $    2,207    $      209
 Prior service costs (credit)..................         (2)          (10)            17             1
                                                 ----------    ----------    ----------    ----------
   AOCI, before income tax.....................  $    3,032    $      410    $    2,224    $      210
                                                 ==========    ==========    ==========    ==========
Accumulated benefit obligation.................  $    9,729           N/A    $    7,689           N/A
                                                 ==========                  ==========

--------

(1)Includes non-qualified unfunded plans, for which the aggregate PBO was $1.3 billion and $ 1.0 billion at December 31, 2014 and 2013, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Employee Benefit Plans (continued)


   The aggregate pension accumulated benefit obligation and aggregate fair value of plan assets for pension benefit plans with accumulated benefit obligations in excess of plan assets was as follows at:

                                                  December 31,
                                              ---------------------
                                                 2014       2013
                                              ---------- ----------
                                                  (In millions)
             Projected benefit obligations... $    1,981 $    1,037
             Accumulated benefit obligations. $    1,789 $      927
             Fair value of plan assets....... $      676 $       --

   Information for pension and other postretirement benefit plans with a PBO in excess of plan assets were as follows at:

                                                   December 31,
                               ----------------------------------------------------
                                          2014                      2013
                               -------------------------- -------------------------
                                               Other                     Other
                                Pension    Postretirement  Pension   Postretirement
                                Benefits      Benefits     Benefits     Benefits
                               ----------- -------------- ---------- --------------
                                                  (In millions)
Projected benefit obligations. $    10,241   $    2,129   $    1,170   $    1,863
Fair value of plan assets..... $     8,719   $    1,426   $      133   $    1,353

 Net Periodic Benefit Costs

   Net periodic benefit costs are determined using management estimates and actuarial assumptions to derive service costs, interest costs and expected return on plan assets for a particular year. Net periodic benefit costs also includes the applicable amortization of net actuarial (gains) losses and amortization of any prior service costs (credit).

   The obligations and expenses associated with these plans require an extensive use of assumptions such as the discount rate, expected rate of return on plan assets, rate of future compensation increases, healthcare cost trend rates, as well as assumptions regarding participant demographics such as rate and age of retirements, withdrawal rates and mortality. Management, in consultation with its external consulting actuarial firms, determines these assumptions based upon a variety of factors such as historical performance of the plan and its assets, currently available market and industry data and expected benefit payout streams. The assumptions used may differ materially from actual results due to, among other factors, changing market and economic conditions and changes in participant demographics. These differences may have a significant effect on the Company's consolidated financial statements and liquidity.

   Net periodic pension costs and net periodic other postretirement benefit plan costs are comprised of the following:

..  Service Costs -- Service costs are the increase in the projected (expected)
   PBO resulting from benefits payable to employees of the Company on service rendered during the current year.

.. Interest Costs -- Interest costs are the time value adjustment on the projected (expected) PBO at the end of each year.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Employee Benefit Plans (continued)

.. Settlement and Curtailment Costs -- The aggregate amount of net (gains) losses recognized in net periodic benefit costs is due to settlements and curtailments. Settlements result from actions that relieve/eliminate the plan's responsibility for benefit obligations or risks associated with the obligations or assets used for the settlement. Curtailments result from an event that significantly reduces/eliminates plan participants' expected years of future services or benefit accruals.

.. Expected Return on Plan Assets -- Expected return on plan assets is the assumed return earned by the accumulated pension and other postretirement fund assets in a particular year.

.. Amortization of Net Actuarial (Gains) Losses -- Actuarial gains and losses result from differences between the actual experience and the expected experience on pension and other postretirement plan assets or projected (expected) PBO during a particular period. These gains and losses are accumulated and, to the extent they exceed 10% of the greater of the PBO or the fair value of plan assets, the excess is amortized into pension and other postretirement benefit costs over the expected service years of the employees.

.. Amortization of Prior Service Costs (Credit) -- These costs relate to the recognition of increases or decreases in pension and other postretirement benefit obligation due to amendments in plans or initiation of new plans. These increases or decreases in obligation are recognized in AOCI at the time of the amendment. These costs are then amortized to pension and other postretirement benefit costs over the expected service years of the employees affected by the change.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Employee Benefit Plans (continued)


   The Company's proportionate share of components of net periodic benefit costs and other changes in plan assets and benefit obligations recognized in OCI were as follows:

                                                             Years Ended December 31,
                                      -----------------------------------------------------------------------
                                               2014                    2013                    2012
                                      ----------------------- ----------------------- -----------------------
                                                   Other                   Other                   Other
                                      Pension  Postretirement Pension  Postretirement Pension  Postretirement
                                      Benefits    Benefits    Benefits    Benefits    Benefits    Benefits
                                      -------- -------------- -------- -------------- -------- --------------
                                                                   (In millions)
Net periodic benefit costs
 Service costs....................... $    200    $    14     $    214    $    17     $    195    $    31
 Interest costs......................      437         92          366         85          383         97
 Settlement and curtailment
   costs.............................       14          2           --         --           --         --
 Expected return on plan
   assets............................    (475)       (75)        (453)       (74)        (456)       (76)
 Amortization of net actuarial
   (gains) losses....................      169         11          219         51          188         53
 Amortization of prior service
   costs (credit)....................        1        (1)            6       (69)            6       (97)
 Allocated to affiliates.............     (54)       (11)         (12)         --         (12)        (1)
                                      --------    -------     --------    -------     --------    -------
   Total net periodic benefit
     costs (credit)..................      292         32          340         10          304          7
                                      --------    -------     --------    -------     --------    -------
Other changes in plan assets and
  benefit obligations recognized
  in OCI
 Net actuarial (gains) losses........      996        222        (492)      (532)          705        232
 Prior service costs (credit)........     (18)       (12)           --         --           --         --
 Amortization of net actuarial
   (gains) losses....................    (169)       (11)        (219)       (55)        (189)       (57)
 Amortization of prior service
   (costs) credit....................      (1)          1          (6)         75          (6)        104
                                      --------    -------     --------    -------     --------    -------
   Total recognized in OCI...........      808        200        (717)      (512)          510        279
                                      --------    -------     --------    -------     --------    -------
     Total recognized in net
       periodic benefit costs and
       OCI........................... $  1,100    $   232     $  (377)    $ (502)     $    814    $   286
                                      ========    =======     ========    =======     ========    =======

   The estimated net actuarial (gains) losses and prior service costs (credit) for the pension plans and the defined benefit other postretirement benefit plans that will be amortized from AOCI into net periodic benefit costs over the next year are $200 million and ($1) million, and $31 million and ($4) million, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Employee Benefit Plans (continued)


 Assumptions

  Assumptions used in determining benefit obligations were as follows at:

                                                               December 31,
                                ---------------------------------------------------------------------------
                                                2014                                  2013
                                ------------------------------------- -------------------------------------
                                                 Other Postretirement                  Other Postretirement
                                Pension Benefits       Benefits       Pension Benefits       Benefits
                                ---------------- -------------------- ---------------- --------------------
Weighted average discount rate.      4.10%              4.10%              5.15%              5.15%
Rate of compensation increase..  2.25% - 8.50%           N/A           3.50% - 7.50%           N/A

  Assumptions used in determining net periodic benefit costs were as follows:

                                                         Years Ended December 31,
                      -----------------------------------------------------------------------------------------------
                                   2014                            2013                            2012
                      ------------------------------- ------------------------------- -------------------------------
                                           Other                           Other                           Other
                                       Postretirement                  Postretirement                  Postretirement
                      Pension Benefits    Benefits    Pension Benefits    Benefits    Pension Benefits    Benefits
                      ---------------- -------------- ---------------- -------------- ---------------- --------------
Weighted average
  discount rate......      5.15%           5.15%           4.20%           4.20%           4.95%           4.95%
Weighted average
  expected rate of
  return on plan
  assets.............      6.25%           5.70%           6.24%           5.76%           7.00%           6.26%
Rate of compensation
  increase...........  3.50% - 7.50%        N/A        3.50% - 7.50%        N/A        3.50% - 7.50%        N/A

  The weighted average discount rate is determined annually based on the yield, measured on a yield to worst basis, of a hypothetical portfolio constructed of high quality debt instruments available on the valuation date, which would provide the necessary future cash flows to pay the aggregate PBO when due.

  The weighted average expected rate of return on plan assets is based on anticipated performance of the various asset sectors in which the plan invests, weighted by target allocation percentages. Anticipated future performance is based on long-term historical returns of the plan assets by sector, adjusted for the Company's long-term expectations on the performance of the markets. While the precise expected rate of return derived using this approach will fluctuate from year to year, the Company's policy is to hold this long-term assumption constant as long as it remains within reasonable tolerance from the derived rate.

  The weighted average expected rate of return on plan assets for use in that plan's valuation in 2015 is currently anticipated to be 6.24% for pension benefits and 5.65% for other postretirement benefits.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Employee Benefit Plans (continued)


  The assumed healthcare costs trend rates used in measuring the APBO and net periodic benefit costs were as follows:

                                                                       December 31,
                                       -----------------------------------------------------------------------------
                                                       2014                                    2013
                                       -------------------------------------   -------------------------------------
Pre-and Post-Medicare eligible claims  6.4% for 2015, gradually decreasing     6.4% in 2014, gradually decreasing
                                       each year for Pre-Medicare until 2094   each year until 2094 reaching the
                                       reaching the ultimate rate of 4.4%      ultimate rate of 4.4% for Pre-
                                       and for Post-Medicare until 2089        Medicare and 4.6% for Post-Medicare.
                                       reaching the ultimate rate of 4.7%

  Assumed healthcare costs trend rates may have a significant effect on the amounts reported for healthcare plans. A 1% change in assumed healthcare costs trend rates would have the following effects as of December 31, 2014:

                                                          One Percent One Percent
                                                           Increase    Decrease
                                                          ----------- -----------
                                                               (In millions)
Effect on total of service and interest costs components.  $     14   $     (11)
Effect of accumulated postretirement benefit obligations.  $    302   $    (245)

   As of December 31, 2014, the improved mortality rate assumption used for all U.S. pension and postretirement benefit plans is the RP-2000 healthy mortality table projected generationally using 175% of Scale AA. The mortality rate assumption was revised based upon the results of a comprehensive study of MetLife's demographic experience and reflects the current best estimate of expected mortality rates for MetLife's participant population. Prior to December 31, 2014, the mortality rate assumption used to value the benefit obligations and net periodic benefit cost for these plans was the RP-2000 healthy mortality table projected generationally using 100% of Scale AA.

 Plan Assets

   The pension and other postretirement benefit plan assets are categorized into a three-level fair value hierarchy, as defined in Note 10, based upon the significant input with the lowest level in its valuation. The following summarizes the types of assets included within the three-level fair value hierarchy presented below.

Level 1This category includes separate accounts that are invested in fixed maturity securities, equity securities, derivative assets and short-term investments which have unadjusted quoted market prices in active markets for identical assets and liabilities.

Level 2This category includes certain separate accounts that are primarily invested in liquid and readily marketable securities. The estimated fair value of such separate account is based upon reported NAV provided by fund managers and this value represents the amount at which transfers into and out of the respective separate account are effected. These separate accounts provide reasonable levels of price transparency and can be corroborated through observable market data.

       Directly held investments are primarily invested in U.S. and foreign government and corporate securities.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Employee Benefit Plans (continued)


Level 3This category includes separate accounts that are invested in fixed maturity securities, equity securities, derivative assets and other investments that provide little or no price transparency due to the infrequency with which the underlying assets trade and generally require additional time to liquidate in an orderly manner. Accordingly, the values for separate accounts invested in these alternative asset classes are based on inputs that cannot be readily derived from or corroborated by observable market data.

       Certain separate accounts are invested in investment partnerships designated as hedge funds. The values for these separate accounts is determined monthly based on the NAV of the underlying hedge fund investment. Additionally, such hedge funds generally contain lock out or other waiting period provisions for redemption requests to be filled. While the reporting and redemption restrictions may limit the frequency of trading activity in separate accounts invested in hedge funds, the reported NAV, and thus the referenced value of the separate account, provides a reasonable level of price transparency that can be corroborated through observable market data.

   The Company provides employees with benefits under various Employee Retirement Income Security Act of 1974 ("ERISA") benefit plans. These include qualified pension plans, postretirement medical plans and certain retiree life insurance coverage. The assets of the Company's qualified pension plans are held in an insurance group annuity contract, and the vast majority of the assets of the postretirement medical plan and backing the retiree life coverage are held in a trust which largely utilizes insurance contracts to hold the assets. All of these contracts are issued by the Company's insurance affiliates, and the assets under the contracts are held in insurance separate accounts that have been established by the Company. The underlying assets of the separate accounts are principally comprised of cash and cash equivalents, short-term investments, fixed maturity and equity securities, derivatives, real estate, private equity investments and hedge fund investments.

   The insurance contract provider engages investment management firms ("Managers") to serve as sub-advisors for the separate accounts based on the specific investment needs and requests identified by the plan fiduciary. These Managers have portfolio management discretion over the purchasing and selling of securities and other investment assets pursuant to the respective investment management agreements and guidelines established for each insurance separate account. The assets of the qualified pension plans and postretirement medical plans (the "Invested Plans") are well diversified across multiple asset categories and across a number of different Managers, with the intent of minimizing risk concentrations within any given asset category or with any given Manager.

   The Invested Plans, other than those held in participant directed investment accounts, are managed in accordance with investment policies consistent with the longer-term nature of related benefit obligations and within prudent risk parameters. Specifically, investment policies are oriented toward
 (i) maximizing the Invested Plan's funded status; (ii) minimizing the volatility of the Invested Plan's funded status; (iii) generating asset returns that exceed liability increases; and (iv) targeting rates of return in excess of a custom benchmark and industry standards over appropriate reference time periods. These goals are expected to be met through identifying appropriate and diversified asset classes and allocations, ensuring adequate liquidity to pay benefits and expenses when due and controlling the costs of administering and managing the Invested Plan's investments. Independent investment consultants are periodically used to evaluate the investment risk of Invested Plan's assets relative to liabilities, analyze the economic and portfolio impact of various asset allocations and management strategies and to recommend asset allocations.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Employee Benefit Plans (continued)


   Derivative contracts may be used to reduce investment risk, to manage duration and to replicate the risk/return profile of an asset or asset class. Derivatives may not be used to leverage a portfolio in any manner, such as to magnify exposure to an asset, asset class, interest rates or any other financial variable. Derivatives are also prohibited for use in creating exposures to securities, currencies, indices or any other financial variable that is otherwise restricted.

   The table below summarizes the actual weighted average allocation of the fair value of total plan assets by asset class at December 31 for the years indicated and the approved target allocation by major asset class at December 31, 2014 for the Invested Plans:

                                                                        December 31,
                               ----------------------------------------------------------------------------------------------
                                                       2014                                            2013
                               ----------------------------------------------------- ----------------------------------------
                                                  Postretirement    Postretirement              Postretirement Postretirement
                                    Pension           Medical            Life         Pension      Medical          Life
                               ----------------- ----------------- ----------------- ---------- -------------- --------------
                                        Actual            Actual            Actual     Actual       Actual         Actual
                               Target Allocation Target Allocation Target Allocation Allocation   Allocation     Allocation
                               ------ ---------- ------ ---------- ------ ---------- ---------- -------------- --------------
Asset Class
Fixed maturity securities (1).  75%       69%     70%       71%      --%      --%        64%          66%            --%
Equity securities (2).........  12%       15%     30%       27%      --%      --%        23%          33%            --%
Alternative securities (3)....  13%       16%     --%        2%     100%     100%        13%           1%           100%
                                         ----              ----              ----       ----         ----           ----
  Total assets................           100%              100%              100%       100%         100%           100%
                                         ====              ====              ====       ====         ====           ====

--------

(1)Fixed maturity securities include ABS, collateralized mortgage obligations, corporate, federal agency, foreign bonds, mortgage-backed securities, municipals, preferred stocks, U.S. government bonds and exchange traded funds. Certain prior year amounts have been reclassified from equity securities into fixed maturity securities to conform to the current year presentation.

(2)Equity securities primarily include common stock of U.S. companies.

(3)Alternative securities primarily include derivative assets, money market securities, short-term investments and other investments. Postretirement life's target and actual allocation of plan assets are all in short-term investments.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Employee Benefit Plans (continued)


  The pension and postretirement plan assets measured at estimated fair value on a recurring basis were determined as described in "-- Plan Assets." These estimated fair values and their corresponding placement in the fair value hierarchy are summarized as follows:

                                                      December 31, 2014
                            ---------------------------------------------------------------------
                                     Pension Benefits             Other Postretirement Benefits
                            ----------------------------------- ---------------------------------
                              Fair Value Hierarchy               Fair Value Hierarchy
                            -------------------------           -----------------------
                                                        Total                             Total
                                                      Estimated                         Estimated
                                                        Fair                              Fair
                            Level 1  Level 2  Level 3   Value   Level 1 Level 2 Level 3   Value
                            -------- -------- ------- --------- ------- ------- ------- ---------
                                                        (In millions)
Assets
Fixed maturity securities:
 Corporate................. $     -- $  2,638 $   80  $  2,718  $   42  $  244   $  3   $    289
 U.S. government
   bonds...................    1,605      223     --     1,828     169      12     --        181
 Foreign bonds.............       --      718     17       735      --      68     --         68
 Federal agencies..........       --      254     --       254      --      35     --         35
 Municipals................       --      270     --       270      --      74     --         74
 Other (1).................       --      188      8       196      --      63     --         63
                            -------- -------- ------  --------  ------  ------   ----   --------
   Total fixed maturity
     securities............    1,605    4,291    105     6,001     211     496      3        710
                            -------- -------- ------  --------  ------  ------   ----   --------
Equity securities:
 Common stock -
   domestic................      951       --     --       951     188      --     --        188
 Common stock -
   foreign.................      394       --     --       394      80      --     --         80
                            -------- -------- ------  --------  ------  ------   ----   --------
   Total equity
     securities............    1,345       --     --     1,345     268      --     --        268
                            -------- -------- ------  --------  ------  ------   ----   --------
Other investments..........       --       24    743       767      --      --     --         --
Short-term investments.....      189      273     --       462      14     433     --        447
Money market
  securities...............       29       56     --        85      --      --     --         --
Derivative assets..........       11        7     72        90      --       1     --          1
                            -------- -------- ------  --------  ------  ------   ----   --------
   Total assets............ $  3,179 $  4,651 $  920  $  8,750  $  493  $  930   $  3   $  1,426
                            ======== ======== ======  ========  ======  ======   ====   ========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Employee Benefit Plans (continued)


                                                      December 31, 2013
                            ---------------------------------------------------------------------
                                     Pension Benefits             Other Postretirement Benefits
                            ----------------------------------- ---------------------------------
                              Fair Value Hierarchy               Fair Value Hierarchy
                            -------------------------           -----------------------
                                                        Total                             Total
                                                      Estimated                         Estimated
                                                        Fair                              Fair
                            Level 1  Level 2  Level 3   Value   Level 1 Level 2 Level 3   Value
                            -------- -------- ------- --------- ------- ------- ------- ---------
                                                        (In millions)
Assets
Fixed maturity securities:
 Corporate................. $     -- $  1,948 $   55  $  2,003  $   77  $  170   $  1   $    248
 U.S. government
   bonds...................      868      156     --     1,024     135       5     --        140
 Foreign bonds.............       --      675     10       685      --      63     --         63
 Federal agencies..........       --      274     --       274      --      33     --         33
 Municipals................       --      206     --       206      55      15     --         70
 Other (1).................       --      460     19       479      --      54     --         54
                            -------- -------- ------  --------  ------  ------   ----   --------
   Total fixed maturity
     securities............      868    3,719     84     4,671     267     340      1        608
                            -------- -------- ------  --------  ------  ------   ----   --------
Equity securities:
 Common stock -
   domestic................    1,064       21    139     1,224     196      --     --        196
 Common stock -
   foreign.................      432       --     --       432     102      --     --        102
                            -------- -------- ------  --------  ------  ------   ----   --------
   Total equity
     securities............    1,496       21    139     1,656     298      --     --        298
                            -------- -------- ------  --------  ------  ------   ----   --------
Other investments..........       --       --    563       563      --      --     --         --
Short-term investments.....       49      290     --       339      --     439     --        439
Money market
  securities...............        1       12     --        13       4      --     --          4
Derivative assets..........       16       14     33        63      --       3     --          3
                            -------- -------- ------  --------  ------  ------   ----   --------
   Total assets............ $  2,430 $  4,056 $  819  $  7,305  $  569  $  782   $  1   $  1,352
                            ======== ======== ======  ========  ======  ======   ====   ========

--------

(1)Other primarily includes mortgage-backed securities, collateralized mortgage obligations and ABS.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Employee Benefit Plans (continued)


  A rollforward of all pension and other postretirement benefit plan assets measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs was as follows:

                                      Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                      -------------------------------------------------------------------------------------------------------
                                            Pension Benefits                              Other Postretirement Benefits
                      ------------------------------------------------------------- -----------------------------------------
                            Fixed Maturity          Equity                                  Fixed Maturity
                              Securities          Securities                                  Securities
                      --------------------------- ----------                        ------------------------------
                                                    Common
                                Foreign            Stock -      Other    Derivative                                Derivative
                      Corporate  Bonds  Other (1)  Domestic  Investments   Assets   Corporate Municipals Other (1)   Assets
                      --------- ------- --------- ---------- ----------- ---------- --------- ---------- --------- ----------
                                                                   (In millions)
Year Ended
 December 31, 2014
Balance at January 1,   $  55    $  10    $ 19      $  139     $  563      $  33      $  1      $  --      $  --     $  --
Realized gains
 (losses)............       3       --      --          --       (13)       (16)        --         --         --        --
Unrealized gains
 (losses)............      --       --      --          --        114         19         1         --         --        --
Purchases, sales,
 issuances and
 settlements, net....      11        5     (2)          --      (104)         34         1         --         --        --
Transfers into
 and/or out of
 Level 3.............      11        2     (9)       (139)        183          2        --         --         --        --
                        -----    -----    ----      ------     ------      -----      ----      -----      -----     -----
Balance at
 December 31,........   $  80    $  17    $  8      $   --     $  743      $  72      $  3      $  --      $  --     $  --
                        =====    =====    ====      ======     ======      =====      ====      =====      =====     =====

                                      Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                      -------------------------------------------------------------------------------------------------------
                                            Pension Benefits                              Other Postretirement Benefits
                      ------------------------------------------------------------- -----------------------------------------
                            Fixed Maturity          Equity                                  Fixed Maturity
                              Securities          Securities                                  Securities
                      --------------------------- ----------                        ------------------------------
                                                    Common
                                Foreign            Stock -      Other    Derivative                                Derivative
                      Corporate  Bonds  Other (1)  Domestic  Investments   Assets   Corporate Municipals Other (1)   Assets
                      --------- ------- --------- ---------- ----------- ---------- --------- ---------- --------- ----------
                                                                   (In millions)
Year Ended
 December 31, 2013
Balance at January 1,   $  18    $   7    $   7     $  129     $  419      $   1      $  4      $   1      $   3     $  --
Realized gains
 (losses)............      --       --       --        (1)         --        (2)        --         --        (3)        --
Unrealized gains
 (losses)............     (2)        1       --          9         56       (17)        --         --          4        --
Purchases, sales,
 issuances and
 settlements, net....      17      (3)       11          2       (58)         51       (3)        (1)        (4)        --
Transfers into
 and/or out of
 Level 3.............      22        5        1         --        146         --        --         --         --        --
                        -----    -----    -----     ------     ------      -----      ----      -----      -----     -----
Balance at
 December 31,........   $  55    $  10    $  19     $  139     $  563      $  33      $  1      $  --      $  --     $  --
                        =====    =====    =====     ======     ======      =====      ====      =====      =====     =====

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Employee Benefit Plans (continued)


                                      Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                      ------------------------------------------------------------------------------------------------------
                                            Pension Benefits                              Other Postretirement Benefits
                      ------------------------------------------------------------  ----------------------------------------
                            Fixed Maturity          Equity                                  Fixed Maturity
                              Securities          Securities                                  Securities
                      --------------------------- ----------                        -----------------------------
                                                    Common
                                Foreign            Stock -      Other    Derivative                                Derivative
                      Corporate  Bonds  Other (1)  Domestic  Investments   Assets   Corporate Municipals Other (1)   Assets
                      --------- ------- --------- ---------- ----------- ---------- --------- ---------- --------- ----------
                                                                   (In millions)
Year Ended
 December 31, 2012
Balance at January 1,   $  30    $  5     $  2      $  194     $  501       $  4      $  4       $  1      $  5      $   1
Realized gains
 (losses)............      --      --       --         (25)        52          4        --         --        (2)         2
Unrealized gains
 (losses)............      (1)      8        1           9        (38)        (6)       --         --         2         (2)
Purchases, sales,
 issuances and
 settlements, net....     (11)     (6)       4         (49)       (96)        (1)       --         --        (2)        (1)
Transfers into
 and/or out of
 Level 3.............      --      --       --          --         --         --        --         --        --         --
                        -----    ----     ----      ------     ------       ----      ----       ----      ----      -----
Balance at
 December 31,........   $  18    $  7     $  7      $  129     $  419       $  1      $  4       $  1      $  3      $  --
                        =====    ====     ====      ======     ======       ====      ====       ====      ====      =====

--------

(1)Other includes ABS and collateralized mortgage obligations.

 Expected Future Contributions and Benefit Payments

   It is the Company's practice to make contributions to the qualified pension plan to comply with minimum funding requirements of ERISA. In accordance with such practice, no contributions are required for 2015. The Company expects to make discretionary contributions to the qualified pension plan of $300 million in 2015. For information on employer contributions, see "-- Obligations and Funded Status."

   Benefit payments due under the non-qualified pension plans are primarily funded from the Company's general assets as they become due under the provision of the plans, therefore benefit payments equal employer contributions. The Company expects to make contributions of $70 million to fund the benefit payments in 2015.

   Postretirement benefits are either: (i) not vested under law; (ii) a non-funded obligation of the Company; or (iii) both. Current regulations do not require funding for these benefits. The Company uses its general assets, net of participant's contributions, to pay postretirement medical claims as they come due. As permitted under the terms of the governing trust document, the Company may be reimbursed from plan assets for postretirement medical claims paid from their general assets. The Company expects to make contributions of $50 million towards benefit obligations in 2015 to pay postretirement medical claims.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Employee Benefit Plans (continued)


   Gross benefit payments for the next 10 years, which reflect expected future service where appropriate, are expected to be as follows:

                      Pension Benefits Other Postretirement Benefits
                      ---------------- -----------------------------
                                      (In millions)
           2015...... $            490        $           81
           2016...... $            507        $           82
           2017...... $            531        $           85
           2018...... $            544        $           88
           2019...... $            565        $           92
           2020-2024. $          3,134        $          522

 Additional Information

   As previously discussed, most of the assets of the pension benefit plan are held in a group annuity contract issued by the Company while some of the assets of the postretirement benefit plans are held in a trust which largely utilizes life insurance contracts issued by the Company to hold such assets. Total revenues from these contracts recognized in the consolidated statements of operations were $50 million, $49 million and $54 million for the years ended December 31, 2014, 2013 and 2012, respectively, and included policy charges and net investment income from investments backing the contracts and administrative fees. Total investment income (loss), including realized and unrealized gains (losses), credited to the account balances was $1.2 billion, $20 million and $867 million for the years ended December 31, 2014, 2013 and 2012, respectively. The terms of these contracts are consistent in all material respects with those the Company offers to unaffiliated parties that are similarly situated.

Defined Contribution Plans

  The Company sponsors defined contribution plans for substantially all Company employees under which a portion of employee contributions are matched. The Company contributed $68 million, $84 million and $83 million for the years ended December 31, 2014, 2013 and 2012, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


16. Income Tax

  The provision for income tax from continuing operations was as follows:

                                                     Years Ended December 31,
                                                     -------------------------
                                                       2014    2013     2012
                                                     -------- ------- --------
                                                           (In millions)
  Current:
   Federal.......................................... $    901 $   789 $    675
   State and local..................................        3       2        2
   Foreign..........................................       74     176      176
                                                     -------- ------- --------
     Subtotal.......................................      978     967      853
                                                     -------- ------- --------
  Deferred:
   Federal..........................................      538   (411)      346
   Foreign..........................................       16     125    (144)
                                                     -------- ------- --------
     Subtotal.......................................      554   (286)      202
                                                     -------- ------- --------
       Provision for income tax expense (benefit)... $  1,532 $   681 $  1,055
                                                     ======== ======= ========

  The Company's income (loss) from continuing operations before income tax expense (benefit) from domestic and foreign operations were as follows:

                                                 Years Ended December 31,
                                                --------------------------
                                                  2014     2013     2012
                                                -------- -------- --------
                                                      (In millions)
     Income (loss) from continuing operations:
      Domestic................................. $  5,335 $  2,540 $  3,153
      Foreign..................................       56      282      545
                                                -------- -------- --------
        Total.................................. $  5,391 $  2,822 $  3,698
                                                ======== ======== ========

  The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations was as follows:

                                                   Years Ended December 31,
                                                   ------------------------
                                                     2014    2013    2012
                                                   -------- ------ --------
                                                        (In millions)
    Tax provision at U.S. statutory rate.......... $  1,887 $  988 $  1,294
    Tax effect of:
     Dividend received deduction..................     (82)   (66)     (75)
     Tax-exempt income............................     (40)   (42)     (43)
     Prior year tax...............................       11     29       10
     Low income housing tax credits...............    (205)  (190)    (142)
     Other tax credits............................     (66)   (44)     (18)
     Foreign tax rate differential................       --      2        3
     Change in valuation allowance................       --    (4)       13
     Other, net...................................       27      8       13
                                                   -------- ------ --------
       Provision for income tax expense (benefit). $  1,532 $  681 $  1,055
                                                   ======== ====== ========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

16. Income Tax (continued)


   Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                             December 31,
                                                  -----------------------------------
                                                        2014              2013
                                                  ----------------- -----------------
                                                             (In millions)
Deferred income tax assets:
 Policyholder liabilities and receivables........ $           1,577 $           1,823
 Net operating loss carryforwards................                29                64
 Employee benefits...............................             1,015               649
 Capital loss carryforwards......................                --                14
 Tax credit carryforwards........................               979               909
 Litigation-related and government mandated......               259               223
 Other...........................................               309               349
                                                  ----------------- -----------------
   Total gross deferred income tax assets........             4,168             4,031
 Less: Valuation allowance.......................                22                72
                                                  ----------------- -----------------
   Total net deferred income tax assets..........             4,146             3,959
                                                  ----------------- -----------------
Deferred income tax liabilities:
 Investments, including derivatives..............             2,402             2,021
 Intangibles.....................................                72                77
 DAC.............................................             1,568             1,600
 Net unrealized investment gains.................             3,903             2,019
 Other...........................................                36                27
                                                  ----------------- -----------------
   Total deferred income tax liabilities.........             7,981             5,744
                                                  ----------------- -----------------
     Net deferred income tax asset (liability)... $         (3,835) $         (1,785)
                                                  ================= =================

   See Note 1 for information regarding new guidance adopted by the Company related to the presentation of an unrecognized tax benefit.

   The Company has recorded a $50 million reduction of valuation allowance as a balance sheet reclassification with other deferred tax assets. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for certain state net operating loss carryforwards will not be realized. The tax benefit will be recognized when management believes that it is more likely than not that these deferred income tax assets are realizable.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

16. Income Tax (continued)


   The following table sets forth the domestic and state net operating loss carryforwards for tax purposes at December 31, 2014.

                                Net Operating Loss Carryforwards
                                --------------------------------
                                  Domestic          State
                                 ------------   ---------------
                                       (In millions)
                    Expiration
                    2015-2019.. $         --   $            32
                    2020-2024..           --                44
                    2025-2029..           --                53
                    2030-2034..           21                 8
                    Indefinite.           --                --
                                 ------------   ---------------
                                $         21   $           137
                                 ============   ===============

   The following table sets forth the general business credits, foreign tax credits, and other tax credit carryforwards for tax purposes at December 31, 2014.

                                  Tax Credit Carryforwards
               --------------------------------------------------------------
               General Business Credits Foreign Tax Credits       Other
               ------------------------ ------------------- -----------------
                                       (In millions)
   Expiration
   2015-2019..    $               --    $               --  $              --
   2020-2024..                    --                   301                 --
   2025-2029..                     4                    --                 --
   2030-2034..                   832                    --                 --
   Indefinite.                    --                    --                 32
                  ------------------    ------------------  -----------------
                  $              836    $              301  $              32
                  ==================    ==================  =================

   The Company participates in a tax sharing agreement with MetLife, Inc. as described in Note 1. Pursuant to this tax sharing agreement, the amounts due to (from) affiliates included ($24) million, $157 million and ($14) million for the years ended December 31, 2014, 2013 and 2012, respectively.

   The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. The Company is under continuous examination by the Internal Revenue Service ("IRS") and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to U.S. federal, state, or local income tax examinations for years prior to 2007, except for 2000 through 2006 where the IRS disallowance relates predominantly to certain tax credits claimed and the Company continues to protest.

   During June 2014, the IRS concluded its audit of the Company's tax returns for the years 2003 through 2006 and issued a Revenue Agent's report. The Company agreed with certain tax adjustments and filed a protest in

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

16. Income Tax (continued)

 July 2014 for other tax adjustments. Management believes it has established adequate tax liabilities and final resolution of the audit for the years 2003 through 2006 is not expected to have a material impact on the Company's financial statements.

   The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                           Years Ended December 31,
                                                                          --------------------------
                                                                            2014     2013     2012
                                                                          -------- -------- --------
                                                                                (In millions)
Balance at January 1,.................................................... $    532 $    532 $    525
Additions for tax positions of prior years...............................       27       50       27
Reductions for tax positions of prior years..............................     (13)      (4)      (5)
Additions for tax positions of current year..............................        3        3       --
Settlements with tax authorities.........................................      (3)     (49)     (15)
                                                                          -------- -------- --------
Balance at December 31,.................................................. $    546 $    532 $    532
                                                                          ======== ======== ========
Unrecognized tax benefits that, if recognized would impact the effective
  rate................................................................... $    497 $    491 $    466
                                                                          ======== ======== ========

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

Interest was as follows:

                                                                  Years Ended December 31,
                                                                  -----------------------
                                                                   2014      2013    2012
                                                                  -------  -------- ------
                                                                       (In millions)
Interest recognized in the consolidated statements of operations. $    37  $     17 $    8

                                                                             December 31,
                                                                           ---------------
                                                                             2014    2013
                                                                           -------- ------
                                                                            (In millions)
Interest included in other liabilities in the consolidated balance sheets. $    265 $  228

   The Company had no penalties for the years ended December 31, 2014, 2013 and 2012.

   The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

16. Income Tax (continued)

 significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2014 and 2013, the Company recognized an income tax benefit of $92 million and $53 million, respectively, related to the separate account DRD. The 2014 benefit included a benefit of $16 million related to a true-up of the 2013 tax return. The 2013 benefit included an expense of $7 million related to a true-up of the 2012 tax return.

17. Contingencies, Commitments and Guarantees

Contingencies

 Litigation

   The Company is a defendant in a large number of litigation matters. In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

   Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

   The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Liabilities have been established for a number of the matters noted below. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated at December 31, 2014. While the potential future charges could be material in the particular quarterly or annual periods in which they are recorded, based on information currently known to management, management does not believe any such charges are likely to have a material effect on the Company's financial position.

  Matters as to Which an Estimate Can Be Made

    For some of the matters disclosed below, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

17. Contingencies, Commitments and Guarantees (continued)

  As of December 31, 2014, the Company estimates the aggregate range of reasonably possible losses in excess of amounts accrued for these matters to be $0 to $390 million.

  Matters as to Which an Estimate Cannot Be Made

    For other matters disclosed below, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

  Asbestos-Related Claims

    Metropolitan Life Insurance Company is and has been a defendant in a large number of asbestos-related suits filed primarily in state courts. These suits principally allege that the plaintiff or plaintiffs suffered personal injury resulting from exposure to asbestos and seek both actual and punitive damages. Metropolitan Life Insurance Company has never engaged in the business of manufacturing, producing, distributing or selling asbestos or asbestos-containing products nor has Metropolitan Life Insurance Company issued liability or workers' compensation insurance to companies in the business of manufacturing, producing, distributing or selling asbestos or asbestos-containing products. The lawsuits principally have focused on allegations with respect to certain research, publication and other activities of one or more of Metropolitan Life Insurance Company's employees during the period from the 1920's through approximately the 1950's and allege that Metropolitan Life Insurance Company learned or should have learned of certain health risks posed by asbestos and, among other things, improperly publicized or failed to disclose those health risks. Metropolitan Life Insurance Company believes that it should not have legal liability in these cases. The outcome of most asbestos litigation matters, however, is uncertain and can be impacted by numerous variables, including differences in legal rulings in various jurisdictions, the nature of the alleged injury and factors unrelated to the ultimate legal merit of the claims asserted against Metropolitan Life Insurance Company. Metropolitan Life Insurance Company employs a number of resolution strategies to manage its asbestos loss exposure, including seeking resolution of pending litigation by judicial rulings and settling individual or groups of claims or lawsuits under appropriate circumstances.

    Claims asserted against Metropolitan Life Insurance Company have included negligence, intentional tort and conspiracy concerning the health risks associated with asbestos. Metropolitan Life Insurance Company's defenses (beyond denial of certain factual allegations) include that: (i) Metropolitan Life Insurance Company owed no duty to the plaintiffs -- it had no special relationship with the plaintiffs and did not manufacture, produce, distribute or sell the asbestos products that allegedly injured plaintiffs;
  (ii) plaintiffs did not rely on any actions of Metropolitan Life Insurance Company; (iii) Metropolitan Life Insurance Company's conduct was not the cause of the plaintiffs' injuries; (iv) plaintiffs' exposure occurred after the dangers of asbestos were known; and (v) the applicable time with respect to filing suit has expired. During the course of the litigation, certain trial courts have granted motions dismissing claims against Metropolitan Life Insurance Company, while other trial courts have denied Metropolitan Life Insurance Company's motions. There can be

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

17. Contingencies, Commitments and Guarantees (continued)

  no assurance that Metropolitan Life Insurance Company will receive favorable decisions on motions in the future. While most cases brought to date have settled, Metropolitan Life Insurance Company intends to continue to defend aggressively against claims based on asbestos exposure, including defending claims at trials.

    The approximate total number of asbestos personal injury claims pending against Metropolitan Life Insurance Company as of the dates indicated, the approximate number of new claims during the years ended on those dates and the approximate total settlement payments made to resolve asbestos personal injury claims at or during those years are set forth in the following table:

                                                        December 31,
                                             --------------------------------------
                                                2014         2013         2012
                                             -----------  -----------  -----------
                                             (In millions, except number of claims)
Asbestos personal injury claims at year end.      68,460       67,983       65,812
Number of new claims during the year........       4,636        5,898        5,303
Settlement payments during the year (1)..... $      46.0  $      37.0  $      36.4

--------

(1)Settlement payments represent payments made by MLIC during the year in connection with settlements made in that year and in prior years. Amounts do not include MLIC's attorneys' fees and expenses and do not reflect amounts received from insurance carriers.

    The number of asbestos cases that may be brought, the aggregate amount of any liability that Metropolitan Life Insurance Company may incur, and the total amount paid in settlements in any given year are uncertain and may vary significantly from year to year.

    The ability of Metropolitan Life Insurance Company to estimate its ultimate asbestos exposure is subject to considerable uncertainty, and the conditions impacting its liability can be dynamic and subject to change. The availability of reliable data is limited and it is difficult to predict the numerous variables that can affect liability estimates, including the number of future claims, the cost to resolve claims, the disease mix and severity of disease in pending and future claims, the impact of the number of new claims filed in a particular jurisdiction and variations in the law in the jurisdictions in which claims are filed, the possible impact of tort reform efforts, the willingness of courts to allow plaintiffs to pursue claims against Metropolitan Life Insurance Company when exposure to asbestos took place after the dangers of asbestos exposure were well known, and the impact of any possible future adverse verdicts and their amounts.

    The ability to make estimates regarding ultimate asbestos exposure declines significantly as the estimates relate to years further in the future. In the Company's judgment, there is a future point after which losses cease to be probable and reasonably estimable. It is reasonably possible that the Company's total exposure to asbestos claims may be materially greater than the asbestos liability currently accrued and that future charges to income may be necessary. While the potential future charges could be material in the particular quarterly or annual periods in which they are recorded, based on information currently known by management, management does not believe any such charges are likely to have a material effect on the Company's financial position.

    The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for asbestos-related claims. Metropolitan Life Insurance Company's

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

17. Contingencies, Commitments and Guarantees (continued)

  recorded asbestos liability is based on its estimation of the following elements, as informed by the facts presently known to it, its understanding of current law and its past experiences: (i) the probable and reasonably estimable liability for asbestos claims already asserted against Metropolitan Life Insurance Company, including claims settled but not yet paid; (ii) the probable and reasonably estimable liability for asbestos claims not yet asserted against Metropolitan Life Insurance Company, but which Metropolitan Life Insurance Company believes are reasonably probable of assertion; and
  (iii) the legal defense costs associated with the foregoing claims. Significant assumptions underlying Metropolitan Life Insurance Company's analysis of the adequacy of its recorded liability with respect to asbestos litigation include: (i) the number of future claims; (ii) the cost to resolve claims; and (iii) the cost to defend claims.

    Metropolitan Life Insurance Company reevaluates on a quarterly and annual basis its exposure from asbestos litigation, including studying its claims experience, reviewing external literature regarding asbestos claims experience in the United States, assessing relevant trends impacting asbestos liability and considering numerous variables that can affect its asbestos liability exposure on an overall or per claim basis. These variables include bankruptcies of other companies involved in asbestos litigation, legislative and judicial developments, the number of pending claims involving serious disease, the number of new claims filed against it and other defendants and the jurisdictions in which claims are pending. Based upon its reevaluation of its exposure from asbestos litigation, Metropolitan Life Insurance Company has updated its liability analysis for asbestos-related claims through December 31, 2014. The frequency and severity of claims relating to asbestos have increased, and Metropolitan Life Insurance Company has reflected this in its provisions. Accordingly, Metropolitan Life Insurance Company increased its recorded liability for asbestos related claims to $690 million at December 31, 2014.

  Regulatory Matters

    The Company receives and responds to subpoenas or other inquiries from state regulators, including state insurance commissioners; state attorneys general or other state governmental authorities; federal regulators, including the U.S. Securities and Exchange Commission ("SEC") ; federal governmental authorities, including congressional committees; and the Financial Industry Regulatory Authority ("FINRA") seeking a broad range of information. The issues involved in information requests and regulatory matters vary widely. The Company cooperates in these inquiries.

   In the Matter of Chemform, Inc. Site, Pompano Beach, Broward County, Florida

    In July 2010, the Environmental Protection Agency ("EPA") advised Metropolitan Life Insurance Company that it believed payments were due under two settlement agreements, known as "Administrative Orders on Consent," that New England Mutual Life Insurance Company ("New England Mutual") signed in 1989 and 1992 with respect to the cleanup of a Superfund site in Florida (the "Chemform Site"). The EPA originally contacted Metropolitan Life Insurance Company (as successor to New England Mutual) and a third party in 2001, and advised that they owed additional clean-up costs for the Chemform Site. The matter was not resolved at that time. The EPA is requesting payment of an amount under $1 million from Metropolitan Life Insurance Company and such third party for past costs and an additional amount for future environmental testing costs at the Chemform Site. In September 2012, the EPA, Metropolitan Life Insurance Company and the third party executed an Administrative Order on Consent under which Metropolitan Life Insurance Company and the third party have agreed to be responsible for certain environmental testing at the

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

17. Contingencies, Commitments and Guarantees (continued)

  Chemform site. The Company estimates that its costs for the environmental testing will not exceed $100,000. The September 2012 Administrative Order on Consent does not resolve the EPA's claim for past clean-up costs. The EPA may seek additional costs if the environmental testing identifies issues. The Company estimates that the aggregate cost to resolve this matter will not exceed $1 million.

   Sales Practices Regulatory Matters.

    Regulatory authorities in a small number of states and FINRA, and occasionally the SEC, have had investigations or inquiries relating to sales of individual life insurance policies or annuities or other products by Metropolitan Life Insurance Company, NELICO and GALIC. These investigations often focus on the conduct of particular financial services representatives and the sale of unregistered or unsuitable products or the misuse of client assets. Over the past several years, these and a number of investigations by other regulatory authorities were resolved for monetary payments and certain other relief, including restitution payments. The Company may continue to resolve investigations in a similar manner. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for these sales practices-related investigations or inquiries.

  Unclaimed Property Litigation

    On September 20, 2012, the West Virginia Treasurer filed an action against Metropolitan Life Insurance Company in West Virginia state court (West Virginia ex rel. John D. Perdue v. Metropolitan Life Insurance Company, Circuit Court of Putnam County, Civil Action No. 12-C-295) alleging that Metropolitan Life Insurance Company violated the West Virginia Uniform Unclaimed Property Act, seeking to compel compliance with the Act, and seeking payment of unclaimed property, interest, and penalties. On
  November 21, 2012 and January 9, 2013, the Treasurer filed substantially identical suits against NELICO and GALIC, respectively. On December 30, 2013, the court granted defendants' motions to dismiss all of the West Virginia Treasurer's actions. The Treasurer has appealed the dismissal order.

  Total Control Accounts Litigation

    Metropolitan Life Insurance Company is a defendant in lawsuits related to its use of retained asset accounts, known as Total Control Accounts ("TCA"), as a settlement option for death benefits.

  Keife, et al. v. Metropolitan Life Insurance Company (D. Nev., filed in state court on July 30, 2010 and removed to federal court on September 7, 2010); and Simon v. Metropolitan Life Insurance Company (D. Nev., filed November 3,
  2011)

    These putative class action lawsuits, which have been consolidated, raise breach of contract claims arising from Metropolitan Life Insurance Company's use of the TCA to pay life insurance benefits under the Federal Employees' Group Life Insurance program. On March 8, 2013, the court granted Metropolitan Life Insurance Company's motion for summary judgment. Plaintiffs have appealed that decision to the United States Court of Appeals for the Ninth Circuit.

  Owens v. Metropolitan Life Insurance Company (N.D. Ga., filed April 17, 2014)

    This putative class action lawsuit alleges that Metropolitan Life Insurance Company's use of the TCA as the settlement option for life insurance benefits under some group life insurance policies violates

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

17. Contingencies, Commitments and Guarantees (continued)

  Metropolitan Life Insurance Company's fiduciary duties under ERISA. As damages, plaintiff seeks disgorgement of profits that Metropolitan Life Insurance Company realized on accounts owned by members of the putative class. Metropolitan Life Insurance Company moved to dismiss the complaint and intends to defend this action vigorously.

  Other Litigation

  McGuire v. Metropolitan Life Insurance Company (E.D. Mich., filed February 22, 2012)

    This lawsuit was filed by the fiduciary for the Union Carbide Employees' Pension Plan and alleges that Metropolitan Life Insurance Company, which issued annuity contracts to fund some of the benefits the Plan provides, engaged in transactions that ERISA prohibits and violated duties under ERISA and federal common law by determining that no dividends were payable with respect to the contracts from and after 1999. On August 8, 2014, the court denied the parties' motion for summary judgment. The court has not yet set a new trial date.

  Sun Life Assurance Company of Canada Indemnity Claim

    In 2006, Sun Life Assurance Company of Canada ("Sun Life"), as successor to the purchaser of Metropolitan Life Insurance Company's Canadian operations, filed a lawsuit in Toronto, seeking a declaration that Metropolitan Life Insurance Company remains liable for "market conduct claims" related to certain individual life insurance policies sold by Metropolitan Life Insurance Company and that were transferred to Sun Life. Sun Life had asked that the court require Metropolitan Life Insurance Company to indemnify Sun Life for these claims pursuant to indemnity provisions in the sale agreement for the sale of Metropolitan Life Insurance Company's Canadian operations entered into in June of 1998. In January 2010, the court found that Sun Life had given timely notice of its claim for indemnification but, because it found that Sun Life had not yet incurred an indemnifiable loss, granted Metropolitan Life Insurance Company's motion for summary judgment. Both parties appealed but subsequently agreed to withdraw the appeal and consider the indemnity claim through arbitration. In September 2010, Sun Life notified Metropolitan Life Insurance Company that a purported class action lawsuit was filed against Sun Life in Toronto, Fehr v. Sun Life Assurance Co. (Super. Ct., Ontario, September 2010), alleging sales practices claims regarding the same individual policies sold by Metropolitan Life Insurance Company and transferred to Sun Life. An amended class action complaint in that case was served on Sun Life in May 2013, again without naming Metropolitan Life Insurance Company as a party. On August 30, 2011, Sun Life notified Metropolitan Life Insurance Company that a purported class action lawsuit was filed against Sun Life in Vancouver, Alamwala v. Sun Life Assurance Co. (Sup. Ct., British Columbia, August 2011), alleging sales practices claims regarding certain of the same policies sold by Metropolitan Life Insurance Company and transferred to Sun Life. Sun Life contends that Metropolitan Life Insurance Company is obligated to indemnify Sun Life for some or all of the claims in these lawsuits. These sales practices cases against Sun Life are ongoing and the Company is unable to estimate the reasonably possible loss or range of loss arising from this litigation.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

17. Contingencies, Commitments and Guarantees (continued)


  C-Mart, Inc. v. Metropolitan Life Ins. Co., et al. (S.D. Fla., January 10,
  2013); Cadenasso v. Metropolitan Life Insurance Co., et al. (N.D. Cal., November 26, 2013, subsequently transferred to S.D. Fla. 2013); and Fauley v. Metropolitan Life Insurance Co., et al. (Circuit Court of the 19th Judicial Circuit, Lake County, Ill., July 3, 2014)

    Plaintiffs filed these lawsuits against defendants, including Metropolitan Life Insurance Company and a former MetLife financial services representative, alleging that the defendants sent unsolicited fax advertisements to plaintiff and others in violation of the Telephone Consumer Protection Act, as amended by the Junk Fax Prevention Act, 47 U.S.C. (S) 227 ("TCPA"). The C-Mart and Cadenasso cases were voluntarily dismissed. In the Fauley case, the Illinois court certified a nationwide settlement class and approved a settlement under which Metropolitan Life Insurance Company has agreed to pay up to $23 million to resolve claims as to fax ads sent between August 23, 2008 and the date of the preliminary approval in August 2014.

  Robainas v. Metropolitan Life Ins. Co. and MetLife, Inc. (S.D.N.Y., December 16, 2014); International Association of Machinists and Aerospace Workers District Lodge 15 v. Metropolitan Life Insurance Co. (E.D.N.Y., February 2, 2015)

    Plaintiffs filed these putative class action lawsuits on behalf of themselves and all persons and entities who, directly or indirectly, purchased, renewed or paid premiums on life insurance policies issued by Metropolitan Life Insurance Company from 2009 through 2014 (the "Policies"). The complaints allege that Metropolitan Life Insurance Company inadequately disclosed in its statutory annual statements that certain reinsurance transactions with affiliated reinsurance companies were collateralized using "contractual parental guarantees," and thereby allegedly misrepresented its financial condition and the adequacy of its reserves. The lawsuits seek recovery under Section 4226 of the New York Insurance Law of a statutory penalty in the amount of the premiums paid for the Policies. MetLife intends to defend these actions vigorously.

  Sales Practices Claims

    Over the past several years, the Company has faced numerous claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. Some of the current cases seek substantial damages, including punitive and treble damages and attorneys' fees. The Company continues to defend vigorously against the claims in these matters. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

  Summary

    Putative or certified class action litigation and other litigation and claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

17. Contingencies, Commitments and Guarantees (continued)


    It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

 Insolvency Assessments

   Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

   Assets and liabilities held for insolvency assessments were as follows:

                                                                 December 31,
                                                                ---------------
                                                                 2014    2013
                                                                ------- -------
                                                                 (In millions)
 Other Assets:
  Premium tax offset for future undiscounted assessments....... $    34 $    46
  Premium tax offsets currently available for paid assessments.      65      54
                                                                ------- -------
                                                                $    99 $   100
                                                                ======= =======
 Other Liabilities:
  Insolvency assessments....................................... $    50 $    67
                                                                ======= =======

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

17. Contingencies, Commitments and Guarantees (continued)


Commitments

  Leases

    The Company, as lessee, has entered into various lease and sublease agreements for office space, information technology, aircrafts and other equipment. Future minimum gross rental payments relating to these lease arrangements are as follows:

                                          Amount
                                       -------------
                                       (In millions)
                           2015....... $        223
                           2016.......          190
                           2017.......          147
                           2018.......          133
                           2019.......          110
                           Thereafter.          701
                                       ------------
                            Total..... $      1,504
                                       ============

  Total minimum rentals to be received in the future under non-cancelable subleases were $ 108 million as of December 31, 2014.

  Mortgage Loan Commitments

    The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $3.9 billion and $3.1 billion at December 31, 2014 and 2013, respectively.

  Commitments to Fund Partnership Investments, Bank Credit Facilities, Bridge Loans and Private Corporate Bond Investments

    The Company commits to fund partnership investments and to lend funds under bank credit facilities, bridge loans and private corporate bond investments. The amounts of these unfunded commitments were $3.6 billion and $3.4 billion at December 31, 2014 and 2013, respectively.

Guarantees

  In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

17. Contingencies, Commitments and Guarantees (continued)

limitation ranging from less than $1 million to $800 million, with a cumulative maximum of $1.1 billion, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

  In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

  The Company's recorded liabilities were $3 million at both December 31, 2014 and 2013, for indemnities, guarantees and commitments.

18. Quarterly Results of Operations (Unaudited)

  The unaudited quarterly results of operations for 2014 and 2013 are summarized in the table below:

                                                                    Three Months Ended
                                                     ------------------------------------------------
                                                     March 31,   June 30,  September 30, December 31,
                                                     ---------- ---------- ------------- ------------
                                                                      (In millions)
2014
Total revenues...................................... $    9,037 $    9,252  $    9,857   $    10,585
Total expenses...................................... $    7,889 $    8,210  $    8,017   $     9,224
Income (loss) from continuing operations, net of
  income tax........................................ $      828 $      749  $    1,303   $       979
Income (loss) from discontinued operations, net of
  income tax........................................ $      (3) $       --  $       --   $        --
Net income (loss)................................... $      825 $      749  $    1,303   $       979
Less: Net income (loss) attributable to
  noncontrolling interests.......................... $        1 $       --  $      (7)   $         1
Net income (loss) attributable to Metropolitan Life
  Insurance Company................................. $      824 $      749  $    1,310   $       978
2013
Total revenues...................................... $    8,766 $    8,632  $    8,018   $     9,884
Total expenses...................................... $    7,843 $    7,771  $    7,758   $     9,106
Income (loss) from continuing operations, net of
  income tax........................................ $      673 $      646  $      242   $       580
Income (loss) from discontinued operations, net of
  income tax........................................ $       -- $       --  $       --   $         1
Net income (loss)................................... $      673 $      646  $      242   $       581
Less: Net income (loss) attributable to
  noncontrolling interests.......................... $      (1) $        3  $      (5)   $       (4)
Net income (loss) attributable to Metropolitan Life
  Insurance Company................................. $      674 $      643  $      247   $       585

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


19. Related Party Transactions

Service Agreements

  The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include personnel, policy administrative functions and distribution services. For certain agreements, charges are based on various performance measures or activity-based costing. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Expenses and fees incurred with affiliates related to these agreements, recorded in other expenses, were $2.1 billion, $2.4 billion and $2.6 billion for the years ended December 31, 2014, 2013 and 2012, respectively. Revenues received from affiliates related to these agreements, recorded in universal life and investment-type product policy fees, were $129 million, $127 million and $108 million for the years ended December 31, 2014, 2013 and 2012, respectively. Revenues received from affiliates related to these agreements, recorded in other revenues, were $177 million, $142 million and $113 million for the years ended December 31, 2014, 2013 and 2012, respectively.

  The Company also entered into agreements with affiliates to provide additional services necessary to conduct the affiliates' activities. Typical services provided under these agreements include management, policy administrative functions, investment advice and distribution services. Expenses incurred by the Company related to these agreements, included in other expenses, were $1.8 billion, $1.4 billion and $1.6 billion for the years ended December 31, 2014, 2013 and 2012, respectively, and were reimbursed to the Company by these affiliates.

  The Company had net payables to affiliates, related to the items discussed above, of $169 million and $327 million at December 31, 2014 and 2013, respectively.

  See Notes 6, 8, 9 and 12 for additional information on related party transactions.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule I
                    Consolidated Summary of Investments --
                   Other Than Investments in Related Parties
                               December 31, 2014

                                 (In millions)

                                                                                 Amount at
                                                    Cost or        Estimated   Which Shown on
                                               Amortized Cost (1)  Fair Value  Balance Sheet
Types of Investments                           ------------------ ------------ --------------
Fixed maturity securities:
 Bonds:
   U.S. Treasury and agency securities........   $         34,391 $     39,070 $       39,070
   Public utilities...........................             14,945       16,861         16,861
   State and political subdivision securities.              5,329        6,520          6,520
   Foreign government securities..............              3,153        3,844          3,844
   All other corporate bonds..................             71,950       77,200         77,200
                                                 ---------------- ------------ --------------
     Total bonds..............................            129,768      143,495        143,495
 Mortgage-backed and asset-backed securities..             42,804       44,302         44,302
 Redeemable preferred stock...................              1,032        1,114          1,114
                                                 ---------------- ------------ --------------
       Total fixed maturity securities........            173,604      188,911        188,911
                                                 ---------------- ------------ --------------
Trading and fair value option securities......                720          705            705
                                                 ---------------- ------------ --------------
Equity securities:
Common stock:
 Industrial, miscellaneous and all other......              1,236        1,352          1,352
 Non-redeemable preferred stock...............                690          713            713
                                                 ---------------- ------------ --------------
     Total equity securities..................              1,926        2,065          2,065
                                                 ---------------- ------------ --------------
Mortgage loans held-for-investment............             49,059                      49,059
Policy loans..................................              8,491                       8,491
Real estate and real estate joint ventures....              7,595                       7,595
Real estate acquired in satisfaction of debt..                279                         279
Other limited partnership interests...........              4,926                       4,926
Short-term investments........................              4,474                       4,474
Other invested assets.........................             14,209                      14,209
                                                 ----------------              --------------
        Total investments.....................   $        265,283              $      280,714
                                                 ================              ==============

--------

(1)The Company's trading and fair value option securities portfolio is mainly comprised of fixed maturity and equity securities, including mutual funds and, to a lesser extent, short-term investments and cash and cash equivalents. Cost or amortized cost for fixed maturity securities and mortgage loans held-for-investment represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or accretion of discounts; for equity securities, cost represents original cost reduced by impairments from other-than-temporary declines in estimated fair value; for real estate, cost represents original cost reduced by impairments and adjusted for valuation allowances and depreciation; for real estate joint ventures and other limited partnership interests, cost represents original cost reduced for impairments or original cost adjusted for equity in earnings and distributions.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III
               Consolidated Supplementary Insurance Information
                       December 31, 2014, 2013 and 2012

                                 (In millions)

                              Future Policy Benefits,
                               Other Policy-Related
                       DAC         Balances and       Policyholder Policyholder
                       and     Policyholder Dividend    Account     Dividends       Unearned       Unearned
Segment                VOBA         Obligation          Balances     Payable    Premiums (1), (2) Revenue (1)
-------------------- -------- ----------------------- ------------ ------------ ----------------- -----------
2014
Retail.............. $  5,544    $          64,965     $  30,058    $     615     $         35     $    527
Group, Voluntary &
  Worksite Benefits.      324               20,500         8,305           --              321           --
Corporate Benefit
  Funding...........      106               40,414        57,539           --               --           41
Corporate & Other...        1                  518            --           --               --           --
                     --------    -----------------     ---------    ---------     ------------     --------
 Total.............. $  5,975    $         126,397     $  95,902    $     615     $        356     $    568
                     ========    =================     =========    =========     ============     ========
2013
Retail.............. $  5,990    $          62,912     $  30,434    $     601     $         36     $    507
Group, Voluntary &
  Worksite Benefits.      333               19,460         8,575           --              236           --
Corporate Benefit
  Funding...........       93               36,452        53,489           --               --           31
Corporate & Other...       --                  581            --           --                1           --
                     --------    -----------------     ---------    ---------     ------------     --------
 Total.............. $  6,416    $         119,405     $  92,498    $     601     $        273     $    538
                     ========    =================     =========    =========     ============     ========
2012
Retail.............. $  5,407    $          64,757     $  31,393    $     610     $         36     $    539
Group, Voluntary &
  Worksite Benefits.      337               19,599         8,918           --              248           --
Corporate Benefit
  Funding...........       88               38,645        54,406           --               --           38
Corporate & Other...       --                  476            (1)          --               --           --
                     --------    -----------------     ---------    ---------     ------------     --------
 Total.............. $  5,832    $         123,477     $  94,716    $     610     $        284     $    577
                     ========    =================     =========    =========     ============     ========

--------

(1)Amounts are included within the future policy benefits, other policy-related balances and policyholder dividend obligation column.

(2)Includes premiums received in advance.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III
        Consolidated Supplementary Insurance Information -- (Continued)
                       December 31, 2014, 2013 and 2012

                                 (In millions)

                                                          Policyholder    Amortization of
                                                          Benefits and        DAC and
                      Premiums and Universal               Claims and          VOBA
                              Life              Net     Interest Credited   Charged to       Other
                       and Investment-Type   Investment  to Policyholder       Other       Operating
Segment                Product Policy Fees     Income   Account Balances     Expenses     Expenses (1)
-------------------- ----------------------- ---------- ----------------- --------------- ------------
2014
Retail..............     $         5,640     $   5,101    $       6,170     $       652    $   2,666
Group, Voluntary &
  Worksite Benefits.              15,097         1,616           13,977              26        2,121
Corporate Benefit
  Funding...........               2,985         4,895            5,805              17          472
Corporate & Other...                 128           281               77              --        1,357
                         ---------------     ---------    -------------     -----------    ---------
 Total..............     $        23,850     $  11,893    $      26,029     $       695    $   6,616
                         ===============     =========    =============     ===========    =========
2013
Retail..............     $         5,456     $   5,067    $       6,059     $       217    $   2,971
Group, Voluntary &
  Worksite Benefits.              14,420         1,618           13,346              25        1,970
Corporate Benefit
  Funding...........               2,886         4,680            5,813              19          474
Corporate & Other...                  76           420               67              --        1,517
                         ---------------     ---------    -------------     -----------    ---------
 Total..............     $        22,838     $  11,785    $      25,285     $       261    $   6,932
                         ===============     =========    =============     ===========    =========
2012
Retail..............     $         5,379     $   5,113    $       6,121     $       948    $   3,067
Group, Voluntary &
  Worksite Benefits.              13,937         1,540           12,747              29        1,878
Corporate Benefit
  Funding...........               2,802         4,636            5,792              12          421
Corporate & Other...                   1           563               (1)              2        1,332
                         ---------------     ---------    -------------     -----------    ---------
 Total..............     $        22,119     $  11,852    $      24,659     $       991    $   6,698
                         ===============     =========    =============     ===========    =========

--------

(1)Includes other expenses and policyholder dividends, excluding amortization of DAC and VOBA charged to other expenses.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule IV
                           Consolidated Reinsurance
                       December 31, 2014, 2013 and 2012

                                 (In millions)

                                                                          % Amount Assumed
                          Gross Amount   Ceded     Assumed    Net Amount       to Net
                          ------------ ---------- ---------- ------------ ----------------
2014
Life insurance in-force.. $  2,935,363 $  372,886 $  830,980 $  3,393,457          24.5%
                          ============ ========== ========== ============
Insurance premium
Life insurance (1)....... $     14,135 $    1,159 $    1,630 $     14,606          11.2%
Accident and health
  insurance..............        6,828         93         43        6,778           0.6%
                          ------------ ---------- ---------- ------------
 Total insurance premium. $     20,963 $    1,252 $    1,673 $     21,384           7.8%
                          ============ ========== ========== ============
2013
Life insurance in-force.. $  2,940,853 $  401,576 $  844,946 $  3,384,223          25.0%
                          ============ ========== ========== ============
Insurance premium
Life insurance (1)....... $     13,820 $    1,187 $    1,423 $     14,056          10.1%
Accident and health
  insurance..............        6,470         97         46        6,419           0.7%
                          ------------ ---------- ---------- ------------
 Total insurance premium. $     20,290 $    1,284 $    1,469 $     20,475           7.2%
                          ============ ========== ========== ============
2012
Life insurance in-force.. $  2,914,815 $  417,026 $  785,391 $  3,283,180          23.9%
                          ============ ========== ========== ============
Insurance premium
Life insurance (1)....... $     18,982 $      756 $      794 $     19,020           4.2%
Accident and health
  insurance..............          839        535        556          860          64.7%
                          ------------ ---------- ---------- ------------
 Total insurance premium. $     19,821 $    1,291 $    1,350 $     19,880           6.8%
                          ============ ========== ========== ============

--------

(1)Includes annuities.

  For the year ended December 31, 2014, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $23.9 billion and $277.9 billion, respectively, and life insurance premiums of $36 million and $681 million, respectively. For the year ended December 31, 2013, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $26.1 billion and $259.6 billion, respectively, and life insurance premiums of $45 million and $451 million, respectively. For the year ended December 31, 2012, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $27.4 billion and $230.6 billion, respectively, and life insurance premiums of $54 million and $319 million, respectively.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                    PART C

                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


a.   Financial Statements
     --------------------

The financial statements and financial highlights of each of the Investment Divisions of the Separate Account are included in Part B hereof and include:

1.   Report of Independent Registered Public Accounting Firm

2.   Statements of Assets and Liabilities as of December 31, 2014

3.   Statements of Operations for the year ended December 31, 2014

4. Statements of Changes in Net Assets for the years ended December 31, 2014 and 2013

5.   Notes to the Financial Statements

The consolidated financial statements and financial statement schedules of Metropolitan Life Insurance Company and subsidiaries are included in Part B hereof and include:

1.   Report of Independent Registered Public Accounting Firm

2.   Consolidated Balance Sheets as of December 31, 2014 and 2013

3. Consolidated Statements of Operations for the years ended December 31, 2014, 2013 and 2012

4. Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2014, 2013 and 2012

5. Consolidated Statements of Equity for the years ended December 31, 2014, 2013 and 2012

6. Consolidated Statements of Cash Flows for the years ended December 31, 2014, 2013 and 2012

7.   Notes to the Consolidated Financial Statements

8.   Financial Statement Schedules


     (B) EXHIBITS

     (1)       -- Resolution of the Board of Directors of Metropolitan Life
                  establishing Separate Account E.(1)

     (2)       -- Not applicable.

     (3)(a)    -- Principal Underwriting Agreement with MetLife Investors
                  Distribution Company. (15)

        (b) -- Form of Retail Sales Agreement (MLIDC Retail Sales Agreement 7-1-05)(LTC). (5)

          (i) Form of Enterprise Selling Agreement 02-10 (MetLife Investors Distribution Company Sales Agreement).(17)

          (ii) Form of Enterprise Selling Agreement 09-12 (MetLife Investors Distribution Company Sales Agreement). (32)

        (c)    -- Participation Agreement--New England Zenith Fund. (3)

        (d)    -- Participation Agreement--American Funds Insurance Series. (2)

        (d)(i) -- Participation Agreement--American Funds Insurance Series - Summary (20)

        (e)    -- Participation Agreement--Met Investors Series Trust. (4)

          (i)  -- First Amendment to the Participation Agreement (16)

          (ii) -- Second Amendment to the Participation Agreement (16)

          (iii)-- Amendment to each of the Participation Agreements currently in effect between Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and Metropolitan Life Insurance Company, MetLife Insurance Company of Connecticut, MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, First MetLife Investors Insurance Company, New England Life Insurance Company and General American Life Insurance Company effective April 30, 2010. (26)

        (f)    -- Participation Agreement--Metropolitan Series Fund. (6)

          (i) -- Amendment to each of the Participation Agreements currently in effect between Metropolitan Series Fund, MetLife Advisers, LLC, MetLife Investors Distribution Company and Metropolitan Life Insurance Company, Metropolitan Tower Life Insurance Company, MetLife Insurance Company of Connecticut, MetLife Investors USA Insurance Company, MetLife Investors
                  Insurance Company, First MetLife Investors Insurance Company, New England Life Insurance Company and General American Life Insurance Company effective April 30, 2010. (26)

     (4)       -- Form of Deferred Annuity Contract. (2)

        (a) -- ROTH Individual Retirement Annuity ("Roth IRA") Endorsement-- Form ML-446.2 (9/02). (8)

        (b)    -- 401(a)/403(a) Plan Endorsement. Form ML-401.2(9/02). (8)

        (c) -- Individual Retirement Annuity Endorsement. Form ML-408.2 (9/02). (9)

        (d)    -- Tax Sheltered Annuity Endorsement. Form ML-398-3 (12/08). (23)

        (e) -- Qualified Distribution Program Endorsement-Form ML-RMD (7/10) (GMIB and EDB) (21)

        (f) -- Qualified Distribution Program Endorsement-Form ML-RMD-NY (7/10) (GMIB and EDB) (21)

        (g)    -- Enhanced Dollar Cost Averaging Rider Form ML-510-1 (5/05). (9)

        (h)    -- Non-Qualified Annuity Endorsement Form ML-NQ (11/04)-I. (10)

        (i) -- Designated Beneficiary Non-Qualified Annuity Endorsement. Form ML-NQ (11/05)-I. (11)

        (j)    -- Guaranteed Minimum Income Benefit Rider -- Living Benefit

                  (i) Form ML-560-4 (4/08) (GMIB Max V, GMIB Max IV, GMIB Max III, GMIB Max II, GMIB Plus IV and GMIB Plus III). (14)

                        (A) Contract Schedule -- Form ML-EGMIB (4/08) (GMIB Max V, GMIB Max IV, GMIB Max III, GMIB Max II, GMIB Plus IV and GMIB Plus III). (21)

                                    Base Policy Contract Schedule

                                     (i)    Form PPS-6 (9/10) (GMIB Max V, GMIB
                                            Max IV, GMIB Max III and GMIB Max
                                            II). (21)

                                     (ii)   Form PPS-5 (6/06) (GMIB Plus IV and
                                            GMIB Plus III). (25)

        (k)    -- Guaranteed Minimum Income Benefit Rider -- Living Benefit (NY)

                  (i)   Form ML-560-12-NY (12/11) (GMIB Max III). (24)

                  (ii)  Form ML-560-11-NY (9/11) (GMIB Max II). (24)

                  (iii) Form ML-560-10-NY (9/11) (GMIB Plus IV). (24)

                  (iv)  Form ML-560-8-NY (11/10) (GMIB Plus III). (24)

                  (v)   Form ML-560-13-NY (6/12) (GMIB Max IV). (27)

                  (vi)  Form ML-560-14-NY (2/13) (GMIB Max V). (31)

                        (A) Contract Schedule - Form ML-EGMIB-NY (6/12) (GMIB Max V, GMIB Max IV, GMIB Max III, GMIB Max II, GMIB Plus IV and GMIB Plus III). (27)

                                  Base Policy Contract Schedule

                                   (i)    Form B Class - PPS-5-NY (9/10)-B
                                          (GMIB Max V, GMIB Max IV,
                                          GMIB Max III and GMIB Max II). (25)

                                   (ii)   Form B Plus Class - PPS-5-NY (9/10)
                                          (GMIB Max V, GMIB Max IV,
                                          GMIB Max III and GMIB Max II). (25)

                                   (iii)  Form L Class - PPS-5-NY (9/10)-L
                                          (GMIB Max V, GMIB Max IV,
                                          GMIB Max III and GMIB Max II). (25)

                                   (iv)   Form C Class - PPS-5-NY (9/10)-C
                                          (GMIB Max V, GMIB Max IV,
                                          GMIB Max III and GMIB Max II). (25)

                                   (v)    Form R Class - PPS-5-NY (9/10)-R
                                          (GMIB Max V, GMIB Max IV,
                                          GMIB Max III and GMIB Max II). (25)

                                   (vi)   Form B Class - PPS-33-4 (9/08)-B
                                          (GMIB Plus IV and GMIB Plus III). (25)

                                   (vii)  Form B Plus - PPS-33-4 (9/08) (GMIB
                                          Plus IV and GMIB Plus III). (25)

                                   (viii) Form L Class - PPS-33-4 (9/08)-L
                                          (GMIB Plus IV and GMIB Plus
                                          III). (25)

                                   (ix)   Form C Class - PPS-33-4 (9/08)-C
                                          (GMIB Plus IV and GMIB Plus
                                          III). (25)

                                   (x)    Form R Class - PPS-33-4 (9/08)-R
                                          (GMIB Plus IV and GMIB Plus
                                          III). (25)

        (l) -- Guaranteed Minimum Death Benefit ("GMDB") Rider -- (Enhanced Death Benefit ("EDB"))


                  (i)  Form ML-640-1 (4/08) (GMIB Max V, EDB Max IV,
                       EDB Max III, EDB Max II, EDB III and EDB II). (14)

                       (A) Contract Schedule -- Form ML-EDB (4/08) (GMIB Max V, EDB Max IV, EDB Max III, EDB Max II, EDB III and
                            EDB II). (21)

                                  Base Policy Contract Schedule

                                   (i)   Form PPS-6 (9/10) (GMIB Max V,
                                         EDB Max IV, EDB Max III and
                                         EDB Max II). (21)


                                   (ii)  Form PPS-5 (6/06) (EDB III and
                                         EDB II). (25)

         (m)   -- Guaranteed Withdrawal Benefit ("GWB") Rider

                  (i)   GWB Rider ML-690-5 (4/13) (31)

                        (a) Contract Schedule ML-GWB (4/13) (31)

         (n)   -- Guaranteed Withdrawal Rate ("GWR") Enhancement Rider

                  (i)  GWR Enhancement Rider ML-NHR (4/13) (31)

                        (a) Contract Schedule - Form PPS-7 (4/13) (31)


         (o)   -- Guaranteed Lifetime Withdrawal Benefit ("GLWB") Rider


                  (i) Guaranteed Lifetime Withdrawal Benefit Rider 1-4-GLWB-1 (02/15) (29)

                  (ii) Guaranteed Lifetime Withdrawal Benefit Rider (with Death
                       Benefit) 1-4-GLWDB-1 (02-15) (29)

                        (a) Contract Schedule-Guaranteed Lifetime Withdrawal
                            Benefit Rider (Level) 1-4-CGLWB-1 (02-15) (29)

                        (b) Contract Schedule-Guaranteed Lifetime Withdrawal
                            Benefit Rider (Expedite) 1-4-CGLWB-1 (02-15) (29)



     (5)(a)    -- Form of Variable Annuity Application MPP-APP (11/12)
                  MPP-REG200 (11/12) Fs (28)

                  (i) MPP-ADMIN (11/12) MPP (11/12) Fs (31)

        (b) -- Form of Variable Annuity Application MPP-APP-NY (11/12) MPP-NY (11/12) Fs (28)

                  (i) MPP-ADMIN-NY-NG (03/13) MPP-NY(04/13) Fs (31)

     (6)(a)    -- Amended and Restated Charter of Metropolitan Life.(4)

        (b)    -- Amended and Restated By-Laws of Metropolitan Life.(7)


     (7)       -- Partial Commutation Agreement between Exeter Reassurance
                  Company, Ltd. and Metropolitan Life Insurance Company (effective November 1, 2014).(33)


     (8)       -- Not applicable.

     (9)       -- Opinion and consent of counsel as to the legality of the securities being registered.(22)


    (10)       -- Consent of Independent Registered Public Accounting Firm.(33)


    (11)       -- Not applicable.

    (12)       -- Not applicable.


    (13)       -- Powers of Attorney.(33)


------------------

1. Filed with Post-Effective Amendment No. 19 to Registration Statement
   No. 2-90380/811-04001 for Metropolitan Life Separate Account E on Form N-4 on February 27, 1996. As incorporated herein by reference.

2. Filed with Pre-Effective Amendment No.1 to Registration Statement No. 333-52366/811-04001 for Metropolitan Life Separate Account E on Form N-4 on August 3, 2001. As incorporated herein by reference.


3. Filed with Post-Effective Amendment No. 10 to Registration Statement No. 33-57320 for Metropolitan Life Separate Account UL on Form S-6 on September 18, 2000. As incorporated herein by reference.


4. Filed with Registration Statement No. 333-83716/811-04001 for Metropolitan Life Separate Account E on Form N-4 on March 5, 2002. As incorporated herein by reference.

5. Filed with Post-Effective Amendment No. 13 to Registration Statement No. 333-52366/811-04001 for Metropolitan Life Separate Account E on Form N-4 on April 25, 2006. As incorporated herein by reference.


6. Filed with Post-Effective Amendment No. 9 to Registration Statement 333-83716/811-04001 for Metropolitan Life Separate Account E on Form N-4 on September 10, 2007. As incorporated herein by reference.


7. Filed with Post-Effective Amendment No. 16 to Registration Statement No. 333-52366/811-04001 for Metropolitan Life Separate Account E on Form N-4 on January 16, 2008. As incorporated herein by reference.


8. Filed with Post-Effective Amendment No. 2 to Registration Statement No. 333-52366/811-04001 for Metropolitan Life Separate Account E on Form N-4 on April 10, 2003. As incorporated herein by reference.


9. Filed with Post-Effective Amendment No. 7 to Registration Statement No. 333-52366/811-04001 for Metropolitan Life Separate Account E on Form N-4 on April 8, 2005. As incorporated herein by reference.


10. Filed with Post-Effective Amendment No. 6 to Registration Statement No. 333-52366/811-04001 for Metropolitan Life Separate Account E on Form N-4 on May 18, 2004. As incorporated herein by reference.


11. Filed with Post-Effective Amendment No. 8 to Registration Statement No. 333-52366/811-04001 for Metropolitan Life Separate Account E on Form N-4 on July 29, 2005. As incorporated herein by reference.


12. Filed with Post-Effective Amendment No. 12 to Registration Statement No. 333-52366/811-04001 for Metropolitan Life Separate Account E on Form N-4 on April 5, 2006. As incorporated herein by reference.


13. Filed with Post-Effective Amendment No. 18 to Registration Statement No. 333-52366/811-04001 for Metropolitan Life Separate Account E on Form N-4 on March 31, 2008. As incorporated herein by reference.


14. Filed with Post-Effective Amendment No. 17 to Registration Statement No. 333-52366/811-04001 for Metropolitan Life Separate Account E on Form N-4 on January 17, 2008. As incorporated herein by reference.


15. Filed with Post-Effective Amendment No. 3 to Registration Statement No. 333-133675/811-07534 for Paragon Separate Account B on Form N-6 on February 6, 2008. As incorporated herein by reference.

16. Filed with Post-Effective Amendment No. 1 to Registration Statement No. 333-153109/811-04001 for Metropolitan Life Separate Account E on Form N-4 on April 15, 2009. As incorporated herein by reference.

17. Filed with Post-Effective Amendment No. 14 to Registration Statement File No. 333-83716/811-04001 for Metropolitan Life Separate Account E on Form N-4 on April 13, 2010. As incorporated herein by reference.

18. Filed with Post-Effective Amendment No. 7 to Registration Statement No. 333-52366/811-04001 for Metropolitan Life Separate Account E on Form N-4 on April 8, 2005. As incorporated herein by reference.

19. [RESERVE]

20. Filed with Post-Effective Amendment No. 15 to Registration Statement File No. 333-83716/811-04001 for Metropolitan Life Separate Account E on Form N-4 on April 12, 2011. As incorporated herein by reference.

21. Filed with Post-Effective Amendment No. 5 to Registration Statement File No. 333-153109/811-04001 for Metropolitan Life Separate Account E on Form N-4 on April 12, 2011. As incorporated herein by reference.

22. Filed with Post-Effective Amendment No. 17 to this Registration Statement on Form N-4 on February 13, 2015.


23. Filed with Registration Statement No. 333-176654/811-04001 for Metropolitan Life Separate Account E on Form N-4 on Sept 2, 2011.


24. Filed with Post-Effective Amendment 2 to this Registration Statement on Form N-4 on November 21, 2011.

25. Filed with Registration No. 333-176654/811-04001 for Metropolitan Life Separate Account E on Form N-4 on April 12, 2012.

26. Filed with Post-Effective Amendment No. 16 to Registration Statement File No. 333-83716/811-04001 for Metropolitan Life Separate Account E on Form N-4 on April 12, 2012. As incorporated herein by reference.

27. Filed with Registration Statement No. 333-176654/811-04001 for Metropolitan Life Separate Account E on Form N-4 on June 1, 2012.

28. Filed with Registration Statement No. 333-176654/811-04001 for Metropolitan Life Separate Account E on Form N-4 on October 4, 2012.


29. Filed with Post-Effective Amendment No. 14 to Registration Statement
    File No. 333-176654/811-04001 for Metropolitan Life Separate Account E on Form N-4 on November 25, 2014. As incorporated herein by reference.


30. Filed with Post-Effective Amendment No. 9 to Registration Statement File No. 333-176654/811-04001 for Metropolitan Life Separate Account E on Form N-4 on January 15, 2013. As incorporated herein by reference.

31. Filed with Post-Effective Amendment No. 12 to Registration Statement
    File No. 333-176654/811-04001 for Metropolitan Life Separate Account E on Form N-4 on April 11, 2013. As incorporated herein by reference.

32. Filed with Post-Effective Amendment No. 17 to Registration Statement File No. 333-83716/811-04001 for Metropolitan Life Separate Account E on Form N-4 on April 11, 2013. As incorporated herein by reference.



33. Filed herewith.

ITEM 25. DIRECTORS AND OFFICERS OF DEPOSITOR



NAME, PRINCIPAL OCCUPATION AND BUSINESS ADDRESS   POSITION AND OFFICES WITH DEPOSITOR
-----------------------------------------------   -----------------------------------
Steven A. Kandarian                               Director, Chairman, President
MetLife, Inc. and Metropolitan Life Insurance     and Chief Executive Officer
Company
1095 Avenue of the Americas
New York, NY 10036

Cheryl W. Grise                                   Director
MetLife, Inc. and Metropolitan Life Insurance
Company
200 Park Avenue
New York, NY 10166

Carlos M. Gutierrez                               Director
Co-Chair, Albright Stonebridge Group
(ASG)
601 Thirteenth Street, N.W.
Suite 500
Washington, D.C. 20005

R. Glenn Hubbard                                  Director
Dean and Russell L. Carson Professor of
Finance and Economics
Graduate School of Business
Columbia University
Uris Hall,Room 101
3022 Broadway
New York, NY 10027-6902

John M. Keane                                     Director
Senior Partner
SCP Partners
2020 Wilson Blvd Ste 102-542
Arlington, VA 22201-3324

Alfred F. Kelly, Jr.                              Director
MetLife, Inc. and Metropolitan Life Insurance
Company
200 Park Avenue
New York, New York 10166

Edward J. Kelly III                               Director
MetLife, Inc. and Metropolitan Life Insurance
Company
200 Park Avenue
New York, New York 10166

William E. Kennard                                Director
MetLife, Inc. and Metropolitan Life Insurance
Company
200 Park Avenue
New York, New York 10166

James M. Kilts                                    Director
Founding Partner
Centerview Capital
3 Greenwich Office Park
2nd Floor
Greenwich, CT 06831

Catherine R. Kinney                               Director
MetLife, Inc. and Metropolitan Life Insurance
Company
200 Park Avenue
New York, NY 10166

Denise M. Morrison                                Director
President and Chief Executive Officer
Campbell Soup Company
One Campbell Place,
Camden, NJ 08103

Kenton J. Sicchitano                              Director
MetLife Inc. and Metropolitan Life Insurance
Company
200 Park Avenue
New York, NY 10166

Lulu C. Wang                                      Director
Chief Executive Officer
Tupelo Capital Management LLC
340 Madison Avenue, 19th Floor
New York, NY 10173



     Set forth below is a list of certain principal officers of MetLife. The principal business address of each officer of MetLife is 200 Park Avenue, New York, New York 10166




NAME                       POSITION WITH METLIFE
-------------------------  -----------------------------------------------------
Steven A. Kandarian        Chairman, President and Chief Executive
                           Officer

Christopher G. Townsend    President, Asia

Michel A. Khalaf           President, Europe/Middle East/Africa

William J. Wheeler         President, The Americas

John C.R. Hele             Executive Vice President and Chief Financial Officer

Peter M. Carlson           Executive Vice President and Chief Accounting Officer

Steven J. Goulart          Executive Vice President and Chief Investment Officer

Ricardo A. Anzaldua        Executive Vice President and General Counsel

Frans Hijkoop              Executive Vice President and Chief Human Resources
                           Officer

Maria R. Morris            Executive Vice President, Global Employee Benefits

Martin J. Lippert          Executive Vice President, Global Technology and
                           Operations

Esther Lee                 Executive Vice President, Global Chief Marketing
                           Officer

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

        The registrant is a separate account of Metropolitan Life Insurance Company under the New York Insurance law. Under said law the assets allocated to the separate account are the property of Metropolitan Life Insurance Company, which is a wholly-owned subsidiary of MetLife, Inc. a publicly traded company. The following outline indicates those persons who are controlled by or under common control with MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF December 31, 2014

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2014. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Home Loans LLC (DE)

C.    New England Securities Corporation (MA)

D.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

                  i) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and 0.1% general partnership is held by 1320 GP LLC.

            e)    1320 GP LLC (DE)

E. MetLife Chile Inversiones Limitada (Chile) - 70.4345328853% of MetLife Chile Inversiones Limitada is owned by MetLife, Inc., 26.6071557459% by American Life Insurance Company ("ALICO"), 2.9583113284% is owned by Inversiones MetLife Holdco Dos Limitada and 0.0000000404% is owned by Natilportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile) - 99.9969% of MetLife Chile Seguros de Vida S.A. is held by MetLife Chile Inversiones Limitada and 0.0031% by International Technical and Advisory Services Limited ("ITAS").

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile) - 99.99% of MetLife Chile Administradora de Mutuos Hipotecarios S.A. is held by MetLife Chile Seguros de Vida S.A. and 0.01% is held by MetLife Chile Inversiones Limitada.

      2. Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by MetLife Chile Inversiones Limitada and the remaining interest is owned by a third party.

            a) Legagroup S.A. (Chile) - 99% of Legagroup S.A. is owned by Legal Chile S.A. and the remaining interest is owned by a third party.

      3. Inversiones MetLife Holdco Tres Limitada (Chile) - 99.9% of Inversiones MetLife Holdco Tres Limitada is owned by MetLife Chile Inversiones Limitada and 0.1% is owned by Inversiones MetLife Holdco Dos Limitada.

            a) MetLife Chile Acquisition Co. S.A. (Chile) - 45% of MetLife Chile Acquisition Co. S.A. is owned by Inversiones MetLife Holdco Dos Limitada, 45% is owned by Inversiones MetLife Holdco Tres Limitada and 10% is owned by MetLife Chile Inversiones Limitada.

                  i) Inversiones Previsionales S.A. (Chile) - 99.999% of Inversiones Previsionales S.A. is owned by MetLife Chile Acquisition Co. S.A. and 0.001% is owned by Inversiones MetLife Holdco Tres Limitada.

                        aa) AFP Provida S.A. (Chile) - 51.62% of AFP Provida S.A. is owned by Inversiones Previsionales S.A., 21.97% is owned indirectly (by means of ADR) by MetLife Chile Acquisition Co. S.A., 17.79% is owned directly by MetLife Chile Acquisition Co. S.A. and the remainder is owned by third parties.

                              1) Provida Internacional S.A. (Chile) - 99.99% of Provida Internacional S.A. is owned by AFP Provida S.A. and 0.01% by Inversiones Previsionales S.A.

                                    ii)   AFP Genesis Administradora de Fondos y
                                          Fidecomisos S.A. (Ecuador) - 99.9997%
                                          of AFP Genesis Administradora de
                                          Fondos y Fidecomisos S.A. is owned by
                                          Provida Internacional S.A. and 0.0003%
                                          is owned by Inversiones Previsionales
                                          S.A.

      4. MetLife Chile Seguros Generales S.A. (Chile) - 99.9% of MetLife Chile Seguros Generales, S.A. is owned by MetLife Chile Inversiones Limitada and 0.1% is owned by Inversiones MetLife Holdco Dos Limitada.

F.    MetLife Securities, Inc. (DE)

G.    Enterprise General Insurance Agency, Inc. (DE)

H.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      5.    Metropolitan Group Property and Casualty Insurance Company (RI)

      6.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      7.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

I.    First MetLife Investors Insurance Company (NY)

J.    Newbury Insurance Company, Limited (DE)

K.    MetLife Investors Group, LLC (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

L.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Excelencia Operativa y Tecnologica, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. PNB MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros S.A. (Argentina)- 79.3196% is owned by MetLife International Holdings, Inc., 2.6753% is owned by Natiloportem Holdings, Inc., 16.2046% by ALICO and 1.8005% by ITAS.


      6. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.662% is owned by MetLife International Holdings, Inc., 33.337% is owned by MetLife Worldwide Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.


      7.    MetLife Global, Inc. (DE)

      8. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.99998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, Inc. and 0.00002% by Natiloportem Holdings, Inc.

      9. MetLife Seguros de Retiro S.A. (Argentina) - 95.5883% is owned by MetLife International Holdings, Inc., 3.1102% is owned by Natiloportem Holdings, Inc., 1.3014% by ALICO and 0.0001% by ITAS.

      10. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 95% is owned by MetLife International Holdings Inc.

      11. Compania Inversora MetLife S.A. (Argentina) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.

            a) MetLife Servicios S.A. (Argentina) - 18.87% of the shares of MetLife Servicios S.A. are held by Compania Inversora MetLife S.A., 79.88% is owned by MetLife Seguros S.A., 0.99% is held by Natiloportem Holdings, Inc. and 0.26% is held by MetLife Seguros de Retiro S.A.

      12.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Direct Co., LTD. (Japan)

            b)    MetLife Limited (Hong Kong)

                  i) BIDV MetLife Life Insurance Limited Liability Company (Vietnam) - 60% of BIDV MetLife Life Insurance Limited Liability Company is held by MetLife Limited (Hong Kong) and the remainder by third parties

      13.   MetLife International Limited, LLC (DE)

      14. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.

      15.   MetLife Ireland Holdings One Limited (Ireland)

            a) MetLife Global Holdings Corporation S.A. de C.V. (Mexico/Ireland) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                  i)    MetLife Ireland Treasury Limited (Ireland)

                        aa)   MetLife General Insurance Limited (Australia)

                        bb) MetLife Insurance Limited (Australia) - 91.16468% of MetLife Insurance Limited (Australia) is owned by MetLife Ireland Treasury Limited and 8.83532% is owned by MetLife Global Holdings Corp. S.A. de C.V.

                              1)    The Direct Call Centre PTY Limited
                                    (Australia)

                              2)    MetLife Investments PTY Limited (Australia)

                                    aa)   MetLife Insurance and Investment Trust
                                          (Australia) - MetLife Insurance and
                                          Investment Trust is a trust vehicle,
                                          the trustee of which is MetLife
                                          Investments PTY Limited ("MIPL"). MIPL
                                          is a wholly owned subsidiary of
                                          MetLife Insurance Limited.

                  ii) Metropolitan Global Management, LLC (DE/Ireland) - 99.7% is owned by MetLife Global Holdings Corporation S.A. de C.V. and 0.3% is owned by MetLife International Holdings, Inc.

                        aa) MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by Metropolitan Global Management, LLC and 2.5262% is owned by MetLife International Holdings, Inc.

                        bb) MetLife Mexico Servicios, S.A. de C.V. (Mexico) - 98% is owned by Metropolitan Global Management, LLC and 2% is owned by MetLife International Holdings, Inc.

                        cc) MetLife Mexico S.A. (Mexico)- 99.050271% is owned by Metropolitan Global Management, LLC and 0.949729% is owned by MetLife International Holdings, Inc.

                              1) MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

                                    aa)    Met1 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    ab)    Met2 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    ac)    MetA SIEFORE Adicional, S.A. de C.V.
                                           (Mexico)- 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    ad)    Met3 SIEFORE Basica, S.A. de C.V.
                                           (Mexico) - 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    ae)    Met4 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    af)    Met5 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                              2)    ML Capacitacion Comercial S.A. de
                                    C.V.(Mexico) - 99% is owned by MetLife
                                    Mexico S.A. and 1% is owned by MetLife
                                    Mexico Cares, S.A. de C.V.

                        dd) MetLife Saengmyoung Insurance Co. Ltd. (also known as MetLife Insurance Company of Korea Limited) (South Korea)- 14.64% is owned by MetLife Mexico, S.A. and 85.36% is owned by Metropolitan Global Management, LLC.

                        ee)   GlobalMKT S.A. (Uruguay)

      16.   MetLife Asia Limited (Hong Kong)

      17. AmMetLife Insurance Berhad (Malaysia) - 50.000001% of AmMetLife Insurance Berhad is owned by MetLife International Holdings, Inc. and the remainder is owned by a third party.

      18. AmMetLife Takaful Berhad (Malaysia) - 49.999999% of AmMetLife Takaful Berhad is owned by MetLife International Holdings, Inc. and the remainder is owned by a third party.

      19. MAXIS GBN S.A.S. (France) - 50% of MAXIS GBN S.A.S. is held by MetLife International Holdings, Inc. and the remainder by third parties.

M.    Metropolitan Life Insurance Company ("MLIC") (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        aa)    OMI MLIC Investments Limited (Cayman Islands)

      3.    CRB Co., Inc. (MA)

      4.    MLIC Asset Holdings II LLC (DE)

            a)    El Conquistador MAH II LLC (DE)

            b) Mansell Office LLC (DE) - 73.0284% of Mansell Office LLC is owned by MLIC Asset Holdings II LLC and 26.9716% is owned by MLIC CB Holdings LLC.

            c) Mansell Retail LLC (DE) - 73.0284% of Mansell Retail LLC is owned by MLIC Asset Holdings II LLC and 26.9716% is owned by MLIC CB Holdings LLC.

      5.    CC Holdco Manager, LLC (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    MetPark Funding, Inc. (DE)

      9.    HPZ Assets LLC (DE)

      10.   Missouri Reinsurance, Inc. (Cayman Islands)

      11.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      12.   ML New River Village III, LLC (DE)

      13.   MetLife RC SF Member, LLC (DE)

      14.   MetLife Private Equity Holdings, LLC (DE)

      15.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital, Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

                  i) Long Island Solar Farm, LLC ("LISF")(DE) - 9.61% membership interest is held by MetLife Renewables Holding, LLC and 90.39% membership interest is held by LISF Solar Trust in which MetLife Capital Limited Partnership has 100% beneficial interest.

                  ii)   MetLife Canada Solar ULC (Canada)

      16.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      17.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      18.   MetLife Investments Asia Limited (Hong Kong)

      19. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      20. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      21.   New England Life Insurance Company (MA)

      22.   General American Life Insurance Company (MO)

            a)    GALIC Holdings LLC (DE)

      23.   Corporate Real Estate Holdings, LLC (DE)

      24. Ten Park SPC (Cayman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      25.   MetLife Tower Resources Group, Inc. (DE)

      26.   Headland-Pacific Palisades, LLC (CA)

      27. Headland Properties Associates (CA) - 99% is owned by Metropolitan Life Insurance Company and 1% is owned by Headland-Pacific Palisades, LLC.

      28.   WFP 1000 Holding Company GP, LLC (DE)

      29.   White Oak Royalty Company (OK)

      30.   500 Grant Street GP LLC (DE)

      31. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      32. MetLife Mall Ventures Limited Partnership (DE) - 99% LP interest of MetLife Mall Ventures Limited Partnership is owned by MLIC and 1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

            a) HMS Master Limited Partnership (DE) - 60% LP interest of HMS Master Limited Partnership is owned by MetLife Mall Ventures Limited Partnership. A 40% LP interest is owned by a third party. Metropolitan Tower Realty Company, Inc. is the GP.

                 i)   HMS Southpark Residential LLC (DE)


      33.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Associates LLC (DE)

      34.   Euro CL Investments, LLC (DE)

      35.   MEX DF Properties, LLC (DE)

      36. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      37.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      38.   Housing Fund Manager, LLC (DE)

            a) MTC Fund I, LLC (DE) - 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      39.   MLIC Asset Holdings LLC (DE)

      40.   85 Broad Street Mezzanine LLC (DE)

            a) 85 Broad Street LLC (DE) - 49.9% of 85 Broad Street LLC is owned by a third party.

      41.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth LLC (DE)

      42.   ML Bridgeside Apartments LLC (DE)

      43. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

      44.   MLIC CB Holdings LLC (DE)

      45. Met II Office Mezzanine LLC, (FL) - 10.4167% of the membership interest is owned by Metropolitan Tower Life Insurance Company and 89.5833% is owned by Metropolitan Life Insurance Company.

            a)   Met II Office LLC (FL)

      46.   The Worthington Series Trust (DE)

      47. MetLife CC Member, LLC (DE) - 63.415% of MetLife CC Member, LLC is held by Metropolitan Life Insurance Company, 31.707% by MetLife Insurance Company USA and 4.878% by General American Life Insurance Company.

      48.   Oconee Hotel Company, LLC (DE)

      49.   Oconee Land Company, LLC (DE)

            a)  Oconee Land Development Company, LLC (DE)

            b)  Oconee Golf Company, LLC (DE)

            c)  Oconee Marina Company, LLC (DE)

      50.   1201 TAB Manager, LLC (DE)

      51. MetLife 1201 TAB Member, LLC (DE) - 69.66% of MetLife 1201 TAB Member, LLC is owned by Metropolitan Life Insurance Company, 27.24% is owned by MetLife Insurance Company USA and 3.10% is owned by Metropolitan Property and Casualty Insurance Company.

            a) 1201 TAB Owner, LLC (DE) - 50% of 1201 TAB Owner, LLC is owned by Metlife 1201 TAB Member, LLC and the remainder is owned by a third party. Metlife 1201 TAB Manager, LLC is the manager of 1201 TAB Owner, LLC.

      52. MetLife LHH Member, LLC (DE) - 69.23% of MetLife LHH Member, LLC is owned by Metropolitan Life Insurance Company, 19.78% is owned by MetLife Insurance Company USA and 10.99% is owned by New
            England Life Insurance Company.

      53.   Ashton Southend GP, LLC (DE)

      54. Tremont Partners, LP (DE) - 99.9% LP interest of Tremont Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Ashton Southend GP, LLC.

      55. Riverway Residential, LP (DE) - 99.9% LP interest of Riverway Residential, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      56. 10420 McKinley Partners, LP (DE) - 99.9% LP interest of 10420 McKinley Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      57.   Ardrey Kell Townhomes, LLC (DE)

      58.   Boulevard Residential, LLC (DE)

      59.   465 N. Park Drive, LLC (DE)

      60.   Ashton Judiciary Square, LLC (DE)

      61. Sandpiper Cove Associates, LLC (DE) - 90.59% membership interest of Sandpiper Cove Associates, LLC is owned by MLIC and 9.41% is owned by Metropolitan Tower Realty Company.

      62. 1900 McKinney Properties, LP (DE) - 99.9% LP interest of 1900 McKinney Properties, LP is owned by MLIC and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      63.   Marketplace Residences, LLC (DE)

      64.   ML Swan Mezz, LLC (DE)

            a)    ML Swan GP, LLC (DE)

      65.   ML Dolphin Mezz, LLC (DE)

            a)    ML Dolphin GP, LLC (DE)

      66.   Haskell East Village, LLC (DE)

      67. MetLife Cabo Hilton Member, LLC (DE) - 54.129% of MetLife Cabo Hilton Member, LLC is owned by MLIC, 16.9% by General American Life Insurance Company, 28.971% by MetLife Insurance Company USA

      68.   ML Terraces, LLC (DE)

      69.   Chestnut Flats Wind, LLC (DE)

      70.   MetLife 425 MKT Member, LLC (DE)

            a) 425 MKT, LLC (DE) - 52.5% of 425 MKT, LLC is owned by MetLife 425 MKT Member, LLC and 47.5% is owned by a third party. 425 MKT, LLC is the managing member of 425 MKT REIT, LLC.

                 i) 425 MKT REIT, LLC (DE) - 99.9% of 425 MKT REIT, LLC is owned by 425 MKT, LLC and the remaining 0.1% by third parties.

      71.   MetLife OFC Member, LLC (DE)

            a) OFC Boston, LLC (DE) - 52.5% of OFC Boston, LLC is owned by MetLife OFC Member, LLC and 47.5% is owned by a third party.

                 i) OFC REIT, LLC (DE) - 99.9% of OFC REIT, LLC is owned by OFC Boston, LLC and the remaining 0.1% is owned by third parties.

                      1)   Dewey Square Tower Associates, LLC (MA)

      72. MetLife THR Investor, LLC (DE) - 85% of MetLife THR Investor, LLC is owned by MLIC and 15% is owned by MetLife Insurance Company USA.

      73. ML Southmore, LLC (DE) - 75.12% of ML Southmore, LLC is owned by MLIC and 24.88% is owned by MetLife Insurance Company USA.

      74. ML - AI MetLife Member 1, LLC (DE) - 83.675% of the membership interest is owned by MLIC, 10.563% by MetLife Insurance Company USA and 4.801% by Metropolitan Property and Casualty Insurance Company.

            a) ML - AI Venture 1, LLC (DE) - 51% of ML-AI Venture 1, LLC is owned by ML-AI MetLife Member 1, LLC and 49% is owned by a third party. MetLife Investment Management, LLC is the asset manager.

                 i)   ML-AI 125 Wacker, LLC (DE)

      75.   MetLife CB W/A, LLC (DE)

      76. MetLife Camino Ramon Member, LLC (DE) - 78.6% of MetLife Camino Ramon Member, LLC is owned by MLIC and 21.4% is owned by MetLife Insurance Company USA.

      77.   10700 Wilshire, LLC (DE)

      78.   Viridian Miracle Mile, LLC (DE)

      79. MetLife 555 12th Member, LLC (DE) - MetLife 555 12th Member, LLC is owned at 69.4% by MLIC, 25.2% by MetLife Insurance Company USA and 5.4% by GALIC.

            a) 555 12th, LLC (DE) - 52.5% of 555 12th, LLC is owned by MetLife 555 12th Member, LLC and the remainder by a third party.

                 i)   555 12 REIT, LLC (DE)

      80.   MetLife OBS Member, LLC (DE)

          a) OBS Boston, LLC (DE) - 52.5% of OBS Boston, LLC is owned by MetLife OBS Member, LLC and the remaining by third parties

                i) OBS REIT, LLC (DE) - 99.98% of OBS REIT, LLC is owned by OBS Boston, LLC and the remaining 0.02% by third parties

                      1)    OBS BOS Services, LLC (DE)

      81.   MetLife 1007 Stewart, LLC (DE)

      82.   ML-AI MetLife Member 2, LLC (DE)

            a) ML-AI Venture 2, LLC (DE) - 50% of ML-AI Venture 2, LLC is owned by ML-AI MetLife Member 2, LLC and the remaining by third parties.

                 i)   ML-AI Normandale, LLC

      83. 655 West Broadway, LLC (DE) - 90% of 655 West Broadway, LLC is owned by MLIC and 10% by Metropolitan Tower Realty Company, Inc.

      84.   MetLife FM Hotel Member, LLC (DE)

            a)   LHCW Holdings (U.S.) LLC (DE)

                 i)   LHC Holdings (U.S.) LLC (DE)

                      aa)   LHCW Hotel Holding LLC (DE)

                            1)   LHCW Hotel Holding (2002) LLC (DE)

                            2)   LHCW Hotel Operating Company (2002) LLC (DE)

      85. ML Mililani Member, LLC (DE)- is owned at 70% by MLIC, 25% by MetLife Insurance Company USA and 5% by General American Life Insurance Company.

N.    MetLife Capital Trust IV (DE)

O.    MetLife Insurance Company USA (DE)

      1.    MetLife Property Ventures Canada ULC (Canada)

      2.    Metropolitan Connecticut Property Ventures, LLC (DE)

      3.    MetLife Canadian Property Ventures LLC (NY)

      4.    Euro TI Investments LLC (DE)

      5.    Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      6. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company USA.

      7.    MetLife USA Assignment Company (CT)

      8.    TIC European Real Estate LP, LLC (DE)

      9.    MetLife European Holdings, LLC (DE)

      10.   Euro TL Investments LLC (DE)

      11.   Corrigan TLP LLC (DE)

      12.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

      13. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company USA and Metropolitan Life Insurance Company.

      14.   MetLife Renewables Holding, LLC (DE)

            a)    Greater Sandhill I, LLC (DE)

      15.   TLA Holdings II LLC (DE)

      16.   TLA Holdings III LLC (DE)

      17. MetLife Greenstone Southeast Ventures, LLC (DE) - 95% of MetLife Greenstone Southeast Venture, LLC is owned by MetLife Insurance Company USA and 5% is owned by Metropolitan Connecticut Properties Ventures, LLC.

            a)    MLGP Lakeside, LLC (DE)

      18. Sino-US United MetLife Insurance Co., Ltd. (China) - Sino-US United MetLife Insurance Co., Ltd. is owned at 27.8% by MetLife Insurance Company USA, 22.2% by MLIC and 50% by a third party.

P.    MetLife Reinsurance Company of South Carolina (SC)

Q.    MetLife Investment Management, LLC (DE)

      1.   MetLife Alternatives GP, LLC (DE)

           a) MetLife International PE Fund I, LP (Cayman Islands) - 92.593% of the Limited Partnership interests of this entity is owned by MetLife Insurance K.K., 4.115% is owned by MetLife Mexico S.A., 2.716% is owned by MetLife Limited (Hong Kong) and the remaining 0.576% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           b) MetLife International PE Fund II, LP (Cayman Islands) - 94.54% of the limited partnership interests of MetLife International PE Fund II, LP is owned by MetLife Insurance K.K., 2.77% is owned by MetLife Limited (Hong Kong), 2.1% by MetLife Mexico, S.A. and 0.59% is owned by MetLife Insurance Company of Hong Kong Limited.

           c) MetLife International HF Partners, LP (Cayman Islands) - 87.77% of the Limited partnership interests of this entity is owned by MetLife Insurance K.K. and 9.54% is owned by MetLife Insurance Company of Korea Limited, 2.67% is owned by MetLife Limited (Hong Kong) and 0.02% is owned by MetLife Alternatives, GP

      2.   MetLife Loan Asset Management LLC (DE)

      3.   MetLife Core Property Fund GP, LLC (DE)

           a) MetLife Core Property Fund, LP (DE) - MetLife Core Property Fund GP, LLC is the general partner of MetLife Core Property Fund, LP (the "Fund"). A substantial majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund: Metropolitan Life Insurance Company owns 23.7%, General American Life Insurance Company owns 0.1% and MetLife Insurance Company USA owns 0.2%.

                i)   MetLife Core Property REIT, LLC (DE)

                     aa) MetLife Core Property Holdings, LLC (DE) - MetLife Core Property Holdings, LLC holds the following single-property limited liability companies: MCP 7 Riverway, LLC; MCP SoCal Industrial-Redondo, LLC; MCP SoCal Industrial-Springdale, LLC; MCP SoCal Industrial-Concourse, LLC; MCP SoCal Industrial-Kellwood, LLC; MCP SoCal Industrial-Bernado, LLC; MCP SoCal Industrial-Canyon, LLC; MCP SoCal Industrial-Anaheim, LLC; MCP SoCal Industrial-LAX, LLC; MCP SoCal Industrial-Fullerton, LLC; MCP SoCal Industrial-Ontario, LLC; MCP SoCal Industrial-Loker, LLC; MCP Paragon Point, LLC; MCP 4600 South Syracuse, LLC; MCP The Palms at Doral, LLC; MCP Waterford Atrium, LLC; MCP EnV Chicago, LLC; MCP 100 Congress, LLC; MCP 1900 McKinney, LLC; MCP 550 West Washington, LLC; MCP Main Street Village, LLC; MCP Lodge At Lakecrest, LLC; MCP Ashton South End, LLC, MCP 3040 Post Oak, LLC; MCP Plaza at Legacy, LLC; MCP VOA Holdings, LLC; MCP VOA I & III, LLC and MCP VOA II, LLC.

R.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

S.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a)    MetLife Services East Private Limited (India)

           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.

T.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

U.    MetLife Capital Trust X (DE)

V.    Cova Life Management Company (DE)

W.    MetLife Reinsurance Company of Charleston (SC)

X.    MetLife Reinsurance Company of Vermont (VT)

Y.    Delaware American Life Insurance Company (DE)

Z.    Federal Flood Certification LLC (TX)

AA.   American Life Insurance Company (ALICO) (DE)

      1.    MetLife Insurance K.K. (Japan)

               a)  Communication One Kabushiki Kaisha (Japan)

      2.    MetLife Global Holding Company I GmbH (Swiss I) (Switzerland)

               a)  MetLife Global Holding Company II GmbH (Swiss II)
                   (Switzerland)

                   i) MetLife Emeklilik ve Hayat A.S. (Turkey) - 99.98% of MetLife Emeklilik ve Hayat A.S. is owned by Metlife Global Holding Company II GmbH (Swiss II) and the remainder by third parties.

                   ii)  ALICO European Holdings Limited (Ireland)

                        aa) ZAO Master D (Russia)

                           1) Closed Joint Stock Company MetLife Insurance
                              Company (Russia) - 51% of Closed Joint Stock
                              Company MetLife Insurance Company is owned by ZAO Master D and 49% is owned by MetLife Global Holding Company II GmbH.

                   iii) MetLife Asia Holding Company Pte. Ltd. (Singapore)

                           1) MetLife Innovation Centre Pte. Ltd. (Singapore)

                   iv)  MetLife Reinsurance Company of Bermuda Ltd. (Bermuda)

                   v)   MetLife Bulgaria Services EOOD (Bulgaria)

                   vi)  MetLife Investment Management Limited (United Kingdom)

                   vii) MetLife EU Holding Company Limited (Ireland)

                       aa) MetLife Europe Limited (Ireland) - 93% of MetLife
                           Europe Limited is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                           1. MetLife Pension Trustees Limited (United Kingdom)

                       bb) Agenvita S.r.l. (Italy)

                       cc) MetLife Europe Insurance Limited (Ireland)- 93% of
                           MetLife Europe Insurance Limited is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                       dd) MetLife Europe Services Limited (Ireland)

                       ee) MetLife Insurance Limited (United Kingdom)

                       ff) MetLife Limited (United Kingdom)

                       gg) MetLife Services, Sociedad Limitada (Spain)

                       hh) MetLife Slovakia s.r.o. (Slovakia) - 99.956% of
                           MetLife Slovakia s.r.o. is owned by MetLife EU Holding Company Limited and 0.044% is owned by ITAS.

                       ii) MetLife Solutions S.A.S. (France)

                       jj) Metlife Biztosito Zrt. (Hungary)

                           1) First American-Hungarian Insurance Agency Limited
                              (Hungary)

                       kk) Metropolitan Life Asigurari S.A. (Romania) -
                           99.9982018% of Metropolitan Life Asigurari S.A. is owned by MetLife EU Holding Company Limited and the remaining 0.0017982% is owned by ITAS.

                           1) MetLife Societate de Administrare a unui Fond de
                              Pensii Administrat Privat S.A. (Romania) -
                              99.9836% of MetLife Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by Metropolitan Life Asigurari S.A. and 0.0164% is owned by MetLife Services Sp z.o.o.

                           2) Metropolitan Life Training and Consulting S.R.L.
                              (Romania)

                           3) APF Societate de Administrare a Fondurilor De
                              Pensii Facultative (APF) (Romania) - 99.99% of APF is owned by Metropolitan Life Asigurari S.A. and 0.01% is owned by ITAS.

                       ll) MetLife AMSLICO poist'ovna, a.s. (Slovakia)

                           1) ALICO Funds Central Europe sprav. spol., a.s.
                              (Slovakia)

                       mm) MetLife pojist'ovna a.s. (Czech Republic)

                       nn) MetLife Towarzystwo Ubezpieczen na Zycie I
                           Reasekuracji S.A. (Poland)

                           1) MetLife Services Sp z.o.o. (Poland)

                           2) MetLife Towarzystwo Funduszy Inwestycyjnych,
                              S.A. (Poland)

                           3) MetLife Powszechne Towarzystwo Emerytalne S.A.
                              (Poland) - 50% of MetLife Powszechne Towarzystwo Emerytalne S.A. is owned by MetLife Towarzystwo Ubezpieczen na Zycie I Reasekuracji S.A. and the remaining 50% is owned by MetLife EU Holding Company Limited.

                       oo) MetLife Holdings (Cyprus) Limited (Cyprus)

                           1) American Life Insurance Company (CY) Limited
                              (Cyprus)

                           2) Hellenic Alico Life Insurance Company, Ltd.
                              (Cyprus) - 27.5% of Hellenic Alico Life Insurance Company, Ltd. Is owned by American Life Insurance Company (CY) and the remaining is owned by a third party.

                       pp) ALICO Bulgaria Zhivotozastrahovat elno Druzhestvo EAD
                           (Bulgaria)

                       qq) MetLife Life Insurance S.A. (Greece)

                           1) MetLife Mutual Fund S.A. (Greece) - 90% of MetLife
                              Mutual Fund S.A. is owned by MetLife Life
                              Insurance S.A. (Greece) and the remaining interests are owned by third parties.

      3. Pharaonic American Life Insurance Company (Egypt) - 84.125% of Pharaonic American Life Insurance Company is owned by ALICO and the remaining interests are owned by third parties.

      4. IGI Life Insurance Limited (Pakistan) - 12.296% of IGI Life Insurance Limited is owned by ALICO and the remaining is owned by third parties.

      5.    International Investment Holding Company Limited (Russia)

      6. MetLife Akcionarsko Drustvo za Zivotno Osiguranje (Serbia) - 99.98% of MetLife Akcionarska Drustvoza za Zivotno Osiguranje is owned by ALICO and the remaining 0.02% is owned by ITAS.

      7.    ALICO Management Services Limited (United Kingdom)

      8. PJSC MetLife (Ukraine) - 99.9988% of PJSC MetLife Ukraine is owned by ALICO, 0.0006% is owned by ITAS and the remaining 0.0006% is owned by Borderland Investment Limited.

      9.    Borderland Investment Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      10. International Technical and Advisory Services Limited ("ITAS") (USA-Delaware)

      11.   ALICO Operations Inc. (USA-Delaware)

            a)    MetLife Asset Management Corp. (Japan)

      12. MetLife Colombia Seguros de Vida S.A. (Colombia) - 90.9999942% of MetLife Colombia Seguros de Vida S.A. is owned by ALICO, 9.0000011% is owned by ITAS, 0.0000016% is owned by Borderland Investments Limited, 0.0000016% by MetLife International Holdings, Inc. and 0.0000016% by Natiloportem Holdings, Inc..

      13. MetLife Mas, S.A. de C.V. (Mexico) - 99.9997546% of MetLife Mas, SA de CV is owned by ALICO and 0.0002454% is owned by ITAS.

      14. MetLife Seguros S.A. (Uruguay) - 74.9187% of MetLife Seguros S.A. is owned by ALICO, 25.0798% by MetLife, Inc. and 0.0015% by a third party (Oscar Schmidt).

      15. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

            a)    Global Properties, Inc. (USA-Delaware)

      16.   Alpha Properties, Inc. (USA-Delaware)

      17.   Beta Properties, Inc. (USA-Delaware)

      18.   Delta Properties Japan, Inc. (USA-Delaware)

      19.   Epsilon Properties Japan, Inc. (USA-Delaware)

      20.   Iris Properties, Inc. (USA-Delaware)

      21.   Kappa Properties Japan, Inc. (USA-Delaware)

      22. UBB Zhivotozastrahovatelno Drujestvo AD (Bulgaria) - 40% of UBB Zhivotozastrahovatelno Drujestvo AD is owned by ALICO and the remaining by third parties.

      23. MetLife American International Group and Arab National Bank Cooperative Insurance Company (Saudi Arabia) - 30% of MetLife American International Group and Arab National Bank Cooperative Insurance Company is owned by ALICO and the remaining interest by third parties.

AB.   MetLife Global Benefits, Ltd. (Cayman Islands)

AC. Inversiones Metlife Holdco Dos Limitada (Chile) - 99.999338695% of Inversiones MetLife Holdco Dos Limitada is owned by MetLife, Inc., 0.00065469% is owned by MetLife International Holdings, Inc. and 0.000006613% is owned by Natiloportem.

AD.   MetLife Consumer Services, Inc. (DE)

AE.   MetLife Reinsurance Company of Delaware (DE)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU-affiliated members.

ITEM 27. NUMBER OF CONTRACT OWNERS


          As of January 31, 2015, there were 727,767 owners of qualified contracts and 174,214 owners of non-qualified contracts offered by the Registrant (Metropolitan Life Insurance Company Separate Account E).


ITEM 28. INDEMNIFICATION

        As described in their respective governing documents, MetLife, Inc. (the ultimate parent of the Depositor and MetLife Investors Distribution Company, the Registrant's principal underwriter (the "Underwriter")), which is incorporated in the state of Delaware, and the Depositor, which is incorporated in the state of New York, shall indemnify any person who is made or is threatened to be made a party to any civil or criminal suit, or any administrative or investigative proceeding, by reason of the fact that such person is or was a director or officer of the respective company, under certain circumstances, against liabilities and expenses incurred by such person.

        MetLife, Inc. also has adopted a policy to indemnify employees
("MetLife Employees") of MetLife, Inc. or its affiliates ("MetLife"), including any MetLife Employees serving as directors or officers of the Depositor or the Underwriter. Under the policy, MetLife, Inc. will, under certain circumstances, indemnify MetLife Employees for losses and expenses incurred in connection with legal actions threatened or brought against them as a result of their service to MetLife. The policy excludes MetLife directors and others who are not MetLife Employees, whose rights to indemnification, if any, are as described in the charter, bylaws or other arrangement of the relevant company.

        MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy under which the Depositor and the Underwriter, as well as certain other subsidiaries of MetLife, are covered. MetLife, Inc. also has secured a Financial Institutions Bond.

        Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company, pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) MetLife Investors Distribution Company is the principal underwriter and distributor of the Contracts. MetLife Investors Distribution Company is the principal underwriter for the following investment companies:


   MetLife of CT Separate Account Eleven for Variable Annuities
   MetLife of CT Separate Account QPN for Variable Annuities
   MetLife of CT Fund UL for Variable Life Insurance,
   MetLife of CT Fund UL III for Variable Life Insurance
   Metropolitan Life Variable Annuity Separate Account II
   Met Investors Series Trust
   MetLife Investors Variable Annuity Account One
   MetLife Investors Variable Life Account One
   MetLife Investors USA Separate Account A
   MetLife Investors USA Variable Life Account A
   First MetLife Investors Variable Annuity Account One
   General American Separate Account Eleven
   General American Separate Account Twenty-Eight
   General American Separate Account Twenty-Nine
   General American Separate Account Two
   Security Equity Separate Account Twenty-Six
   Security Equity Separate Account Twenty-Seven
   Metropolitan Life Separate Account E
   Metropolitan Life Separate Account UL
   Metropolitan Tower Life Separate Account One
   Metropolitan Tower Life Separate Account Two
   Paragon Separate Account A
   Paragon Separate Account B
   Paragon Separate Account C
   Paragon Separate Account D
   Metropolitan Series Fund
   New England Life Retirement Investment Account
   New England Variable Annuity Fund I
   New England Variable Annuity Separate Account
   New England Variable Life Separate Account
   Separate Account No. 13S


(b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 1095 Avenue of the Americas, New York,
NY 10036.



NAME AND PRINCIPAL
BUSINESS ADDRESS                        POSITIONS AND OFFICES WITH UNDERWRITER
----------------------------            ----------------------------------------
Elizabeth M. Forget                     Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Paul A. LaPiana                         Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Gerard J. Nigro                         Director and Senior Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Lance Carlson                           President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Kieran R. Mullins                       Executive Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Barbara A. Dare                         Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

John P. Kyne, III                       Vice President and Chief Compliance
Gragg Building                          Officer
11225 North Community House Road
Charlotte, NC 28277

Donald Leintz                           Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

John G. Martinez                        Vice President and Chief Financial
18210 Crane Nest Drive                  Officer
Tampa, FL 33647

Tyla L. Reynolds                        Vice President and Secretary
600 North King Street
Wilmington, DE 19801

Marlene B. Debel                        Treasurer
1095 Avenue of the Americas
New York, NY 10036


(c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


                                                  (2)
                   (1)                      NET UNDERWRITING         (3)             (4)            (5)
            NAME OF PRINCIPAL                DISCOUNTS AND     COMPENSATION ON    BROKERAGE        OTHER
               UNDERWRITER                    COMMISSIONS         REDEMPTION     COMMISSIONS   COMPENSATION
-----------------------------------------   ----------------   ---------------   -----------   ------------
MetLife Investors Distribution Company        $100,536,070           $0              $0             $0

Item 30. Location of Account and Records.

Metropolitan Life Insurance Company 200 Park Avenue New York, N.Y. 10166

MetLife, One Financial Center, Boston, MA 02111

MetLife, 1095 Avenue of the Americas, New York, NY 10036

Item 31. Management Services.

        Not Applicable
Item 32.

        Undertakings.

        (a) The undersigned registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the financial statements in this registration statement are not more than 16 months old for as long as payments under these variable annuity contracts may be accepted.

        (b) The undersigned registrant hereby undertakes to include a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

        (c) The undersigned registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.


        (d) Metropolitan Life Insurance Company represents that the fees and charges deducted under the Contract described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Metropolitan Life Insurance Company under the Contract.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the city of Charlotte, and the state of North Carolina, on this 15th day of April 2015.

                                         METROPOLITAN LIFE SEPARATE ACCOUNT E
                                         (Registrant)

                                         BY: METROPOLITAN LIFE INSURANCE COMPANY
                                         (Depositor)

                                         BY: /s/ Elizabeth M. Forget
                                             -----------------------------------
                                             Elizabeth M. Forget
                                             Executive Vice President

                                         BY: METROPOLITAN LIFE INSURANCE COMPANY
                                         (Depositor)

                                         BY: /s/ Elizabeth M. Forget
                                             -----------------------------------
                                             Elizabeth M. Forget
                                             Executive Vice President

                                   SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 15, 2015.

            Signature                                   Title
            ---------                                   -----

                *                      Chairman of the Board, President, Chief
---------------------------------           Executive Officer and Director
Steven A. Kandarian

                *                         Executive Vice President and Chief
---------------------------------                 Financial Officer
John C.R. Hele

                *                         Executive Vice President and Chief
---------------------------------                 Accounting Officer
Peter M. Carlson

                *                                      Director
---------------------------------
Cheryl W. Grise

                *                                      Director
---------------------------------
Carlos M. Gutierrez

                *                                      Director
---------------------------------
R. Glenn Hubbard

                *                                      Director
---------------------------------
John M. Keane

                *                                      Director
---------------------------------
Alfred F. Kelly, Jr.

                *                                      Director
---------------------------------
Edward J. Kelly, III

                *                                      Director
---------------------------------
William E. Kennard

                *                                      Director
---------------------------------
James M. Kilts

                *                                      Director
---------------------------------
Catherine R. Kinney

                *                                      Director
---------------------------------
Denise M. Morrison

                *                                      Director
---------------------------------
Kenton J. Sicchitano

                *                                      Director
---------------------------------
Lulu C. Wang

By: /s/ Michele H. Abate
    -----------------------------
    Michele H. Abate
    Attorney-In-Fact
    April 15, 2015

* Metropolitan Life Insurance Company. Executed by Michele H. Abate, Esq., on behalf of those indicated pursuant to powers of attorney filed herewith.

                                 EXHIBIT INDEX

7.          Partial Commutation Agreement
10.         Consent of Independent Registered Public Accounting Firm
            (Deloitte & Touche LLP)
13.         Powers of Attorney